As filed with the Securities and Exchange             Registration No. 33-75988*
Commission on April 10, 2003                          Registration No. 811-2513


--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                                   ----------
                       POST-EFFECTIVE AMENDMENT NO. 28 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   ----------
      Variable Annuity Account C of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 723-2260

                           Julie E. Rockmore, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------
It is proposed that this filing will become effective:

        / /  immediately upon filing pursuant to paragraph (b) of Rule 485

       /X/  on May 1, 2003 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-75972; 33-76024; and 33-89858.

                            PROSPECTUS - MAY 1, 2003
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are individual deferred fixed or variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under Tax Code section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contracts are not currently available as a Simple IRA under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing.
 This information will help you decide if the contract is right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

THE FUNDS

AIM V.I. Capital Appreciation Fund (Series I)                ING VP Growth and Income Portfolio (Class R)
AIM V.I. Core Equity Fund (Series I)                         ING VP Growth Opportunities Portfolio (Class R)
AIM V.I. Growth Fund (Series I)                              ING VP Growth Portfolio (Class R)
AIM V.I. Premier Equity Fund (Series I)                      ING VP Index Plus LargeCap Portfolio (Class R)
Calvert Social Balanced Portfolio                            ING VP Index Plus MidCap Portfolio (Class R)
Fidelity-Registered Trademark- VIP                           ING VP Index Plus SmallCap Portfolio (Class R)
Contrafund-Registered Trademark- Portfolio (Initial Class)   ING VP International Equity Portfolio (Class R)
Fidelity-Registered Trademark- VIP Equity-Income Portfolio   ING VP International Value Portfolio (Class R)
(Initial Class)                                              ING VP MidCap Opportunities Portfolio (Class R)
Fidelity-Registered Trademark- VIP Growth Portfolio          ING VP Money Market Portfolio (Class R)
(Initial Class)                                              ING VP Small Company Portfolio (Class R)
Fidelity-Registered Trademark- VIP Overseas Portfolio        ING VP SmallCap Opportunities Portfolio (Class R)
(Initial Class)                                              ING VP Strategic Allocation Balanced Portfolio (Class R)
Franklin Small Cap Value Securities Fund (Class 2)           (formerly ING VP Crossroads Portfolio)
ING Alger Aggressive Growth Portfolio (Service Class)        ING VP Strategic Allocation Growth Portfolio (Class R)
ING Alger Growth Portfolio (Service Class)                   (formerly ING VP Ascent Portfolio)
ING American Century Small Cap Value Portfolio (Service      ING VP Strategic Allocation Income Portfolio (Class R)
Class)                                                       (formerly ING VP Legacy Portfolio)
ING Baron Small Cap Growth Portfolio (Service Class)         ING VP Technology Portfolio (Class R)
ING DSI Enhanced Index Portfolio (Service Class)             ING VP Value Opportunity Portfolio (Class R)
ING Goldman Sachs-Registered Trademark- Capital Growth       Janus Aspen Balanced Portfolio (Institutional Shares)
Portfolio (Service Class)(1)                                 Janus Aspen Capital Appreciation Portfolio (Service Shares)
ING JPMorgan Fleming International Portfolio (Initial        Janus Aspen Flexible Income Portfolio (Institutional
Class) (formerly ING Scudder International Growth            Shares)
Portfolio)                                                   Janus Aspen Growth Portfolio (Institutional Shares)
ING JPMorgan Mid Cap Value Portfolio (Service Class)         Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
ING MFS Capital Opportunities Portfolio (Initial Class)      (formerly Janus Aspen Aggressive Growth Portfolio)
ING MFS Global Growth Portfolio (Service Class)              Janus Aspen Worldwide Growth Portfolio (Institutional
ING MFS Research Equity Portfolio (Initial Class) (formerly  Shares)
ING MFS Research Portfolio)                                  Lord Abbett Growth and Income Portfolio (Class VC)
ING OpCap Balanced Value Portfolio (Service Class)           Lord Abbett Mid-Cap Value Portfolio (Class VC)
ING PIMCO Total Return Portfolio (Service Class)             Oppenheimer Global Securities Fund/VA
ING Salomon Brothers Aggressive Growth Portfolio (Initial    Oppenheimer Strategic Bond Fund/VA
Class) (formerly ING MFS Emerging Equities Portfolio)        Pioneer Equity Income VCT Portfolio (Class I)
ING Salomon Brothers Fundamental Value Portfolio (Service    Pioneer Fund VCT Portfolio (Class I)
Class) (formerly ING Salomon Brothers Capital Portfolio)     Pioneer Mid Cap Value VCT Portfolio (Class I)
ING Salomon Brothers Investors Value Portfolio (Service
Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS Tactical Asset Allocation Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)

(1) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

--------------------------------------------------------------------------------

                           RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 11, Appendix IV--Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

                           GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003 Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing
                           publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. The SAI table of contents is listed on page 36 of this prospectus. The SAI is incorporated into this prospectus by reference.

                           ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid in New York (subject to regulatory approval) only when accompanied by the Guaranteed Accumulation Account prospectus, if applicable. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus

                           FIXED INTEREST OPTIONS.

                           -- Guaranteed Interest Account

                           -- Fixed Account

                           -- Guaranteed Accumulation Account (available in New York only)

                           Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

                           AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW...............................      4
  Contract Design
  1994 Contracts and 1992 Contracts
  Contract Facts
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Contract Phases: The Accumulation Phase, The
  Income Phase
FEE TABLE.........................................      6
CONDENSED FINANCIAL INFORMATION...................     11
INVESTMENT OPTIONS................................     11
TRANSFERS AMONG INVESTMENT OPTIONS................     12
PURCHASE..........................................     14
RIGHT TO CANCEL...................................     15
FEES..............................................     16
YOUR ACCOUNT VALUE................................     20
WITHDRAWALS.......................................     22
SYSTEMATIC DISTRIBUTION OPTIONS...................     23
DEATH BENEFIT.....................................     24
THE INCOME PHASE..................................     25
TAXATION..........................................     28
OTHER TOPICS......................................     32
The Company - Variable Annuity Account C - Contract
Distribution - Payment Delay or Suspension - Performance
Reporting - Voting Rights - Contract Modification -
Involuntary Terminations - Legal Matters and Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     36
APPENDIX I - GUARANTEED INTEREST ACCOUNT..........     37
APPENDIX II - FIXED ACCOUNT.......................     38
APPENDIX III - GUARANTEED ACCUMULATION ACCOUNT....     39
APPENDIX IV - DESCRIPTION OF UNDERLYING FUNDS.....     41
APPENDIX V - CONDENSED FINANCIAL INFORMATION......     51

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Home Office at:
ING
USFS Customer Service
Defined Contribution Administration TS21
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in "good order."
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contracts described in this prospectus are individual, deferred, fixed or variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

                       1994 CONTRACTS AND 1992 CONTRACTS
-------------------------------------------------------------------

Throughout the prospectus we refer to 1994 contracts and 1992 contracts.

1994 CONTRACTS. We began selling these contracts in 1994 and we are currently selling these contracts. You have a 1994 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97, IRA-CDA-98 or IRA-CDA-03 (NY) (subject to regulatory approval).

1992 CONTRACTS. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IP-CDA-IB.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., traditional IRAs) also defer payment of taxes on earnings until they are withdrawn, or provide for tax-free withdrawals of earnings, subject to certain restrictions (e.g., Roth IRAs). Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------
I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest
your purchase payment in one or
more of the following
investment options:

(a)  Fixed Interest Options; or

(b)  Variable Investment
     Options (The variable
     investment options are the
     subaccounts of Variable
     Annuity Account C. Each
     one invests in a specific
     mutual fund.)

STEP 3: Each subaccount you
select purchases shares of its
corresponding fund.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                                Payments to Your Account

                                         Step 1
                         ING Life Insurance and Annuity Company

         (a)                             Step 2                            (b)
    Fixed Interest                        VARIABLE ANNUITY ACCOUNT C
        Option
                                         Variable Investment Options

                                               THE SUBACCOUNTS
                                A                     B                    ETC.

                                                    Step 3
                          Mutual Fund A         Mutual Fund B

II. THE INCOME PHASE (receiving income phase payments from your contract) When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides for payments to your beneficiary;
   and

-- Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Contract Holder Transaction Expenses
-- Annual Maintenance Fee
-- Maximum Separate Account Annual Expenses
-- Total Annual Fund Operating Expenses
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes
-- Charges for ING GET Fund
ALSO SEE "THE INCOME PHASE" SECTION FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES

  Early Withdrawal Charge(1)
    (as a percentage of amount withdrawn)

   Applicable to contracts issued with Early Withdrawal Schedule A .......... 1%

   Applicable to contracts issued with Early Withdrawal Schedule B .......... 5%

   Applicable to contracts issued with Early Withdrawal Schedule C .......... 6%

  Transfer Charges................................  $0.00 - $10.00(2)

1 This is a deferred sales charge. See "Fees--Early Withdrawal Charge" for a description of which early withdrawal charge schedule applies to each contract. The early withdrawal charge reduces over time. The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. These fees may be waived in certain circumstances. See the "Fees" section.
2 During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers Among Investment Options."

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE............................  $25.00(3)

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average account value)

    Mortality and Expense Risk Charge.............          1.25%(4)

    Administrative Expense Charge.................  0.00% - 0.25%(5)
                                                    -------------

    Total Separate Account Annual Expenses........  1.25% - 1.50%
                                                    =============

3 The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See "Fees--Annual Maintenance Fee."
4 This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 1994 contracts, which we currently sell, this charge may be reduced to 1.15% under certain circumstances. See "Fees--Mortality and Expense Risk Charge."
5 We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees--Administrative Expense Charge."

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                          Minimum   Maximum
TOTAL ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from fund
assets, including management fees,
distribution (12b-1) and/or service
fees, and other expenses)                   0.34%     1.65%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.34% and 1.55%, respectively. The fund having the minimum expense precentage is not subject to any fee waiver or expense reimbursement arrangements. The fund having the maximum expense percentage is subject to a fee waiver/expense reimbursement arrangement through April 30, 2004.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

                             FUND EXPENSE TABLE(1)

                                                                                       TOTAL                               NET
                                                                                      ANNUAL           FEES AND          ANNUAL
                                          MANAGEMENT                                   FUND            EXPENSES           FUND
                                          (ADVISORY)   12b-1          OTHER          OPERATING        WAIVED OR         OPERATING
               FUND NAME                     FEES       FEE          EXPENSES        EXPENSES         REIMBURSED        EXPENSES
AIM V.I. Capital Appreciation Fund
  (Series I)                                  0.61%      --               0.24%         0.85%                  --          0.85%
AIM V.I. Core Equity Fund (Series I)          0.61%      --               0.17%         0.78%                  --          0.78%
AIM V.I. Growth Fund (Series I)               0.63%      --               0.28%         0.91%                  --          0.91%
AIM V.I. Premier Equity Fund (Series I)       0.61%      --               0.24%         0.85%                  --          0.85%
Calvert Social Balanced Portfolio(2)          0.70%      --               0.21%         0.91%                  --          0.91%
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark-
  Portfolio (Initial Class)                   0.58%      --               0.10%         0.68%                  --          0.68%
Fidelity-Registered Trademark- VIP
  Equity-Income Portfolio (Initial
  Class)                                      0.48%      --               0.09%         0.57%                  --          0.57%
Fidelity-Registered Trademark- VIP
  Growth Portfolio (Initial Class)            0.58%      --               0.09%         0.67%                  --          0.67%
Fidelity-Registered Trademark- VIP
  Overseas Portfolio (Initial Class)          0.73%      --               0.17%         0.90%                  --          0.90%
Franklin Small Cap Value Securities Fund
  (Class 2)(3)                                0.59%    0.25%              0.20%         1.04%                0.03%         1.01%
ING Alger Aggressive Growth Portfolio
  (Service Class)(4)                          0.85%      --               0.45%         1.30%                  --          1.30%
ING Alger Growth Portfolio (Service
  Class)(4)                                   0.80%      --               0.45%         1.25%                  --          1.25%
ING American Century Small Cap Value
  Portfolio (Service Class)(5)(6)             1.00%      --               0.65%         1.65%                0.10%         1.55%
ING Baron Small Cap Growth Portfolio
  (Service Class)(5)(6)                       0.85%      --               0.65%         1.50%                0.05%         1.45%
ING DSI Enhanced Index Portfolio
  (Service Class)(4)                          0.60%      --               0.45%         1.05%                  --          1.05%
ING Goldman Sachs-Registered Trademark-
  Capital Growth Portfolio (Service
  Class)(4)                                   0.85%      --               0.45%         1.30%                  --          1.30%
ING JPMorgan Fleming International
  Portfolio (Initial Class)                   0.80%      --               0.20%         1.00%                  --          1.00%
ING JPMorgan Mid Cap Value Portfolio
  (Service Class)(5)                          0.75%      --               0.60%         1.35%                  --          1.35%
ING MFS Capital Opportunities Portfolio
  (Initial Class)                             0.65%      --               0.25%         0.90%                  --          0.90%

                                                                                       TOTAL                               NET
                                                                                      ANNUAL           FEES AND          ANNUAL
                                          MANAGEMENT                                   FUND            EXPENSES           FUND
                                          (ADVISORY)   12b-1          OTHER          OPERATING        WAIVED OR         OPERATING
               FUND NAME                     FEES       FEE          EXPENSES        EXPENSES         REIMBURSED        EXPENSES
ING MFS Global Growth Portfolio (Service
  Class)(5)                                   0.60%      --               0.85%         1.45%                  --          1.45%
ING MFS Research Equity Portfolio
  (Initial Class)                             0.70%      --               0.15%         0.85%                  --          0.85%
ING OpCap Balanced Value Portfolio
  (Service Class)(4)                          0.80%      --               0.45%         1.25%                  --          1.25%
ING PIMCO Total Return Portfolio
  (Service Class)(5)                          0.50%      --               0.60%         1.10%                  --          1.10%
ING Salomon Brothers Aggressive Growth
  Portfolio (Initial Class)                   0.69%      --               0.13%         0.82%                  --          0.82%
ING Salomon Brothers Fundamental Value
  Portfolio (Service Class)(4)                0.90%      --               0.45%         1.35%                  --          1.35%
ING Salomon Brothers Investors Value
  Portfolio (Service Class)(4)                0.80%      --               0.45%         1.25%                  --          1.25%
ING T. Rowe Price Growth Equity
  Portfolio (Initial Class)                   0.60%      --               0.15%         0.75%                  --          0.75%
ING UBS Tactical Asset Allocation
  Portfolio (Service Class)(4)                0.90%      --               0.45%         1.35%                  --          1.35%
ING Van Kampen Comstock Portfolio
  (Service Class)(5)                          0.60%      --               0.60%         1.20%                  --          1.20%
ING VP Balanced Portfolio, Inc.
  (Class R)(7)                                0.50%      --               0.10%         0.60%                  --          0.60%
ING VP Bond Portfolio (Class R)(7)            0.40%      --               0.09%         0.49%                  --          0.49%
ING VP Growth and Income Portfolio
  (Class R)(7)                                0.50%      --               0.09%         0.59%                  --          0.59%
ING VP Growth Opportunities Portfolio
  (Class R)(8)(9)                             0.75%      --               0.59%         1.34%                0.44%         0.90%
ING VP Growth Portfolio (Class R)(7)          0.60%      --               0.12%         0.72%                  --          0.72%
ING VP Index Plus LargeCap Portfolio
  (Class R)(7)                                0.35%      --               0.10%         0.45%                  --          0.45%
ING VP Index Plus MidCap Portfolio
  (Class R)(7)                                0.40%      --               0.13%         0.53%                  --
ING VP Index Plus SmallCap Portfolio
  (Class R)(7)(9)                             0.40%      --               0.23%         0.63%                0.03%         0.60%
ING VP International Equity Portfolio
  (Class R)(7)(9)                             0.85%      --               0.61%         1.46%                0.31%         1.15%
ING VP International Value Portfolio
  (Class R)(8)(9)                             1.00%      --               0.58%         1.58%                0.58%         1.00%
ING VP MidCap Opportunities Portfolio
  (Class R)(8)(9)                             0.75%      --               0.78%         1.53%                0.63%         0.90%
ING VP Money Market Portfolio
  (Class R)(7)                                0.25%      --               0.09%         0.34%                  --          0.34%
ING VP Small Company Portfolio
  (Class R)(7)                                0.75%      --               0.12%         0.87%                  --          0.87%
ING VP SmallCap Opportunities Portfolio
  (Class R)(8)(9)                             0.75%      --               0.48%         1.23%                0.33%         0.90%
ING VP Strategic Allocation Balanced
  Portfolio (Class R)(7)(9)                   0.60%      --               0.17%         0.77%                0.07%         0.70%
ING VP Strategic Allocation Growth
  Portfolio (Class R)(7)(9)                   0.60%      --               0.17%         0.77%                0.02%         0.75%
ING VP Strategic Allocation Income
  Portfolio (Class R)(7)(9)                   0.60%      --               0.17%         0.77%                0.12%         0.65%
ING VP Technology Portfolio
  (Class R)(7)                                0.95%      --               0.17%         1.12%                  --          1.12%
ING VP Value Opportunity Portfolio
  (Class R)(7)                                0.60%      --               0.12%         0.72%                  --          0.72%
Janus Aspen Balanced Portfolio
  (Institutional Shares)(10)                  0.65%      --               0.02%         0.67%                  --          0.67%
Janus Aspen Capital Appreciation
  Portfolio (Service Shares)(11)              0.65%    0.25%              0.02%         0.92%                  --          0.92%
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)(10)                  0.61%      --               0.05%         0.66%                  --          0.66%
Janus Aspen Growth Portfolio
  (Institutional Shares)(10)                  0.65%      --               0.02%         0.67%                  --          0.67%
Janus Aspen Mid Cap Growth Portfolio
  (Institutional Shares)(10)                  0.65%      --               0.02%         0.67%                  --          0.67%
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)(10)                  0.65%      --               0.05%         0.70%                  --          0.70%
Lord Abbett Growth and Income Portfolio
  (Class VC)(12)                              0.50%      --               0.46%         0.96%                  --          0.96%
Lord Abbett Mid-Cap Value Portfolio
  (Class VC)(13)                              0.75%      --               0.40%         1.15%                0.00%         1.15%
Oppenheimer Global Securities Fund/VA         0.65%      --               0.02%         0.67%                  --          0.67%
Oppenheimer Strategic Bond Fund/VA(14)        0.74%      --               0.05%         0.79%                0.01%         0.78%
Pioneer Equity Income VCT Portfolio
  (Class I)                                   0.65%      --               0.15%         0.80%                  --          0.80%
Pioneer Fund VCT Portfolio (Class I)          0.65%      --               0.15%         0.80%                  --          0.80%
Pioneer Mid Cap Value VCT Portfolio
  (Class I)                                   0.65%      --               0.15%         0.80%                  --          0.80%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

(2) "Management (Advisory) Fees" include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(4) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(5) The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(6) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ING American Century Small Cap Value Portfolio and the ING Baron Small Cap Growth Portfolio so that the "Total Annual Fund Operating Expenses" for these Portfolios shall not exceed 1.55% and 1.45%, respectively, through April 30, 2004.

(7) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.

(8) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least
     December 31, 2003.

(9) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

(10) All expenses are shown without the effect of any expense offset arrangements.

(11) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements.

(12) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Growth and Income Portfolio have been restated based on estimates for the current fiscal year.

(13) "Other Expenses," "Total Annual Fund Operating Expenses," "Fees and Expenses Waived or Reimbursed" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

(14) Waivers/reimbursements are voluntary and may be terminated at any time.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT HOLDER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                VALUE AT THE END OF THE APPLICABLE TIME       PHASE PAYMENT OPTION AT THE END OF THE
                                PERIOD:                                       APPLICABLE TIME PERIOD*:
                                1 YEAR    3 YEARS    5 YEARS   10 YEARS       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                -------  ---------  ---------  ---------      -------  ---------  ---------  ---------
BASED ON EARLY WITHDRAWAL
SCHEDULE A                       $330     $1,006     $1,707     $3,566         $330     $1,006     $1,707     $3,566

BASED ON EARLY WITHDRAWAL
SCHEDULE B                       $838     $1,533     $2,143     $3,566         $330     $1,006     $1,707     $3,566

BASED ON EARLY WITHDRAWAL
SCHEDULE C                       $940     $1,428     $1,925     $3,566         $330     $1,006     $1,707     $3,566

EXAMPLE 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                VALUE AT THE END OF THE APPLICABLE TIME       PHASE PAYMENT OPTION AT THE END OF THE
                                PERIOD:                                       APPLICABLE TIME PERIOD*:
                                1 YEAR    3 YEARS    5 YEARS   10 YEARS        1 YEAR   3 YEARS    5 YEARS     10 YEARS
                                -------  ---------  ---------  ---------      --------  --------  ----------  ----------
BASED ON EARLY WITHDRAWAL
SCHEDULE A                       $199     $  615     $1,057     $2,284          $199      $615      $1,057      $2,284

BASED ON EARLY WITHDRAWAL
SCHEDULE B                       $714     $1,162     $1,521     $2,284          $199      $615      $1,057      $2,284

BASED ON EARLY WITHDRAWAL
SCHEDULE C                       $817     $1,053     $1,289     $2,284          $199      $615      $1,057      $2,284

*Example B will not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an investment option, even if you no longer have amounts allocated to it. For 1994 contracts, you may select no more than ten investment options at any one time.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING).

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance.

-- Shared--bought by more than one company.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See "The Income Phase."

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder, and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. The 1994 contract, which we currently sell, permits participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain variable investment options to one or more of the subaccounts you select. The amount applied must be no less than $100 per month over a period of at least 12 months. Allocations for periods of longer than 24 months must be consented to by the Company. Dollar Cost Averaging is not available for fixed interest options (the Fixed Account, the Guaranteed Interest Account or the Guaranteed Accumulation Account).

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the "Contract Overview--
Questions: Contacting the Company" section.

PURCHASE
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:

-- A traditional Individual Retirement Annuity (IRA) under Tax Code section
   408(b); or

-- A Roth IRA under Tax Code section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).

ELIGIBILITY. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

HOW TO PURCHASE. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative. An account will not be set up until payment is received.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

-- Annual contributions. The initial purchase payment must be at least $1,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan (Pre-authorized Payment Plan Agreement). The first payment must be received with the application.

-- Rollovers or transfers from one or more of the following sources:

   -  A traditional IRA under Tax Code section 408(b);

   -  A Roth IRA under Tax Code section 408A;

   -  An individual retirement account under Tax Code section 408(a) or 403(a);

   -  A tax-deferred annuity or custodial account under Tax Code section 403(b);

   - A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k); or

   -  A governmental plan that qualifies under Tax Code section 457(b).

Rollovers or transfers must be a minimum of $1,500, and subsequent rollovers or payments may be added as long as they meet our minimum requirements in place at that time.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) Exchanges--If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Rollovers and direct transfers are permitted from a 401, 403(a) 403(b) or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to payment of ordinary income tax, or from another Roth IRA.

PURCHASE IN THE STATE OF NEW YORK. The availability of the 1994 contract in the State of New York is subject to regulatory approval.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are five types of fees or deductions which may affect your account:
-- TRANSACTION FEES
   - Early Withdrawal Charge
   - Annual Maintenance Fee
   - Transfer Charge
-- FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- FEES DEDUCTED BY THE FUNDS
-- PREMIUM AND OTHER TAXES
-- CHARGES FOR ING GET FUND
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8 1/2% of your total purchase payments to the contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

EARLY WITHDRAWAL CHARGE SCHEDULES

(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)

------------------------------------------------------------------------
                               SCHEDULE A
------------------------------------------------------------------------
  CONTRACT YEARS                           EARLY WITHDRAWAL CHARGE
  Fewer than 1                                       1%
  1 or more                                          0%
------------------------------------------------------------------------

SCHEDULE A applies to 1994 contracts established with amounts that were transferred or rolled over from the Company's unregistered contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA and Company general account contracts issued in connection with Tax Code sections 401, 403 and governmental 457plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

------------------------------------------------------------------------
                               SCHEDULE B
------------------------------------------------------------------------
  CONTRACT YEARS                           EARLY WITHDRAWAL CHARGE
  Less than 5                                        5%
  5 or more but fewer than 6                         4%
  6 or more but fewer than 7                         3%
  7 or more but fewer than 8                         2%
  8 or more but fewer than 9                         1%
  9 or more                                          0%
------------------------------------------------------------------------

SCHEDULE B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

------------------------------------------------------------------------
                               SCHEDULE C
------------------------------------------------------------------------
  CONTRACT YEARS                           EARLY WITHDRAWAL CHARGE
  Less than 2                                        6%
  2 or more but fewer than 3                         5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%
------------------------------------------------------------------------

SCHEDULE C applies to 1994 contracts established with amounts that were transferred from contracts or arrangements offered by the Company in connection with Tax Code sections 401, 403 and 457 plans, (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code sections 408 and 408A (to the extent such rollovers are allowed by the Company). Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract. For amounts rolled over from non-annuity contract arrangements offered by the Company in connection with Tax Code sections 401, 403, and 457 plans, this will normally result in there being no early withdrawal charge applicable to the new contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code section 401 qualified plans.

WAIVER. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

-- Used to provide income phase payments to you;

-- Paid due to your death;

-- Withdrawn under a systematic distribution option (See "Systematic
   Distribution Options");

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or

-- Withdrawn in an amount of 10% or less of your account value, provided you are at least age 59 1/2. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $25.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have an interest.

PURPOSE. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.

REDUCTION OR ELIMINATION. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally for 1992 contracts, the maintenance fee is eliminated if your initial purchase payment was $10,000 or greater.

Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

-- The size and type of group to whom the contract is offered; or

-- The amount of expected purchase payments.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

TRANSFER CHARGE

AMOUNT. $0.00

During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

REDUCTION. For 1994 contracts, which we currently sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

(1) The contract has remained in the accumulation phase for ten years following the initial payment;

(2) The initial payment is $250,000 or more; or

(3) The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.

ADMINISTRATIVE EXPENSE CHARGE

AMOUNT. 0.00%

We currently do not impose this charge. We reserve the right, however, to charge up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

FEES DEDUCTED BY THE FUNDS

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

CHARGES FOR THE ING GET FUND

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts; plus

-- The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for the ING GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that your initial purchase payment to a contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

STEP 3: The separate account purchases shares of the applicable funds at the current market value (net asset value or NAV).

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                     $5,000 Purchase Payment

                              STEP 1
              ING Life Insurance and Annuity Company

                              STEP 2
                    Variable Annuity Account C
     Subaccount A          Subaccount B              Etc.
   300 accumulation      100 accumulation
        units                 units

                              STEP 3
    Mutual Fund A         Mutual Fund B

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Market Value Adjustment (see Appendix III and the Guaranteed Accumulation
   Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL

-- Select the withdrawal amount.

   (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.

   (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account.

-- Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.

-- Properly complete a disbursement form and submit it to our Home Office.

See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.
[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase.
By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, beginning generally at age 70 1/2, and pay you that amount once a year. ECO is not available under Roth IRA contracts. We will not deduct an early withdrawal charge nor apply a market value adjustment to any part of your account value paid under an ECO.

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase.
For death benefit information applicable to the income phase, see "The Income Phase."
[END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE. The contract provides a death benefit in the event of your death during the accumulation phase.

WHO RECEIVES THE DEATH BENEFIT PROCEEDS? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death and a payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

For amounts held in the Guaranteed Interest Account, the full annual Guaranteed Interest Rate will be credited. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

DEATH BENEFIT PAYMENT OPTIONS. Unless otherwise requested, we will mail payment to the beneficiary within seven days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase"); or

-- If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").

The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leave the account value invested in the contract; or

-- For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."

TAXATION. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-- Payment start date;

-- Payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age (or adjusted age under some contracts), gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase will necessarily be available during the income phase. Payment amounts will vary depending upon the investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

SELECTING SUBACCOUNTS. The subaccounts currently available during the income phase are: the ING VP Growth and Income Portfolio, the ING VP Bond

Portfolio and the ING VP Balanced Portfolio, Inc. Prior to selecting a subaccount, review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.

MINIMUM PAYMENT AMOUNTS. For 1994 contracts, which we currently sell, the income phase payment option you select must result in one of the following:

-- A first income phase payment of at least $50; or

-- Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

For 1992 contracts the payment option you select must result in one of the following:

-- A first payment of at least $20; or

-- Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed, must not exceed 95. Certain tax rules may also limit the length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See "Taxation."

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

CHARGES DEDUCTED. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the Income Phase Payment Options table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

CALCULATION OF DEATH BENEFIT. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.
 26

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                                LIFETIME PAYMENT OPTIONS

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives. It is possible that only one payment will
 Life Income                          be made if the annuitant dies prior to the second
                                      payment's due date.
                                      DEATH BENEFIT--NONE: All payments end upon the
                                      annuitant's death.

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives, with payments guaranteed for your choice of
                                      5, 10, 15 or 20 years or as otherwise specified in
                                      the contract.
 Life Income--                        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
 Guaranteed Payments                  annuitant dies before we have made all the
                                      guaranteed payments, we will continue to pay the
                                      beneficiary the remaining payments, unless the
                                      beneficiary elects to receive a lump-sum payment
                                      equal to the present value of the remaining
                                      guaranteed payments.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives. It is possible that only one
                                      payment will be made if both annuitants die before
                                      the second payment's due date.
                                      CONTINUING PAYMENTS: When you select this option
                                      you choose for either:
 Life Income--Two                     (A) 100%, 66 2/3% or 50% of the payment to
 Lives                                continue to the surviving annuitant after the
                                      first death; or
                                      (B) 100% of the payment to continue to the
                                      annuitant on the second annuitant's death, and 50%
                                      of the payment will continue to the second
                                      annuitant on the annuitant's death.
                                      DEATH BENEFIT--NONE: All payments end upon the
                                      deaths of both annuitants.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives, with payments guaranteed for ten
                                      or more years as specified in the contract.
                                      CONTINUING PAYMENTS: 100% of the payment to
                                      continue to the surviving annuitant after the
 Life Income--Two                     first death.
 Lives--Guaranteed                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
 Payments                             annuitants die before the guaranteed payments have
                                      all been paid, we will continue to pay the
                                      beneficiary the remaining payments, unless the
                                      beneficiary elects to receive a lump-sum payment
                                      equal to the present value of the remaining
                                      guaranteed payments.
                               NONLIFETIME PAYMENT OPTION

                                      LENGTH OF PAYMENTS: You may select payments for 3
                                      through 30 years under 1992 contracts or 5 through
                                      30 years under 1994 contracts. In certain cases a
                                      lump-sum payment may be requested at any time (see
                                      below).
 Nonlifetime--                        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
 Guaranteed                           annuitant dies before we make all the guaranteed
 Payments                             payments, we will continue to pay the beneficiary
                                      the remaining payments, unless the beneficiary
                                      elects to receive a lump-sum payment equal to the
                                      present value of the remaining guaranteed
                                      payments. We will not impose any early withdrawal
                                      charge.

 LUMP-SUM PAYMENTS: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 1994 contracts) or three years (for 1992 contracts) of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge."
 CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments.)

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- Taxation of Gains Prior to
Distribution
-- Contract Type
-- Withdrawals and Other
Distributions
-- 10% Penalty Tax
-- Withholding for Federal
Income Tax Liability
-- Minimum Distribution
Requirements
-- Assignment or Transfer of
Contracts
-- Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

-- We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

TAXATION OF GAINS PRIOR TO DISTRIBUTION

You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Traditional IRAs under Tax Code sections 408(b) also generally defer payment of taxes until there is a withdrawal or distribution, while earnings on qualified distributions from Roth IRAs under Tax Code section 408A are generally not subject to federal income tax. (See "Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

CONTRACT TYPE

The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

THE CONTRACT. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

408(b) IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

-- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

408A ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax
   Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply, including one or more of the following:

-- You have attained age 59 1/2;

-- You have become disabled as defined in the Tax Code;

-- You have died;

-- The distribution is rolled over in accordance with the Tax Code;

-- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

-- The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;

-- The distribution is used to pay for health insurance premiums for certain unemployed individuals;

-- The amount withdrawn is for a qualified first-time home purchase; or

-- The amount withdrawn is for qualified higher education expenses.

These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your designated beneficiary may elect not to have tax withheld from distributions.

NON-RESIDENT ALIENS. If you or your designated beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

DISTRIBUTION AMOUNTS. The amount of each periodic distribution must be calculated in accordance with IRS regulations.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following applies to 408(b) and 408A arrangements. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contracts described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

CONTRACT DISTRIBUTION

Our subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc.
(NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.                                ING Direct Funds Limited
BancWest Investment Services, Inc.                  ING DIRECT Securities, Inc.
Baring Investment Services, Inc.                    ING Funds Distributor, Inc.
Compulife Investor Services, Inc.                   ING Furman Selz Financial Services LLC
Directed Services, Inc.                             ING TT&S (U.S.) Securities, Inc.
Financial Network Investment Corporation            Locust Street Securities, Inc.
Granite Investment Services, Inc.                   Multi-Financial Securities Corporation
Guaranty Brokerage Services, Inc.                   PrimeVest Financial Services, Inc.
IFG Network Securities, Inc.                        Systematized Benefits Administrators, Inc.
ING America Equities, Inc.                          United Variable Services, Inc.
ING Barings Corp.                                   VESTAX Securities Corporation
                                                    Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that will be paid as commission with respect to a given purchase payment is the first-year percentage which ranges from 2% to a maximum of 4% of the first year purchase payments to an account. Renewal commissions may also be paid on purchase payments made after the first year and service fees. The average of all payments made is estimated to equal approximately 3% of the total purchase payments made over the life of an average contract. We may decide to pay additional commission related to retention programs in certain years. This could result in higher commission payments than the maximum of 4% of the first purchase payments or 3% of the total purchase payments. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your application materials.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted);

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

-- During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in the "Contract Overview--Questions: Contacting the Company" section.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change.
 34

The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

INVOLUNTARY TERMINATIONS

Subject to state regulatory approval, following the completion of two contract years in which no purchase payments have been made (three contract years for certain contracts issued in the State of New York), the Company reserves the right to pay your full account value to you if that value is less than $1,500 ($2,000 for certain contracts issued in the State of New York), provided the Company gives you 90 days written notice. Such account value paid may not utilize the reinvestment privilege. The full account value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term, see Appendix I. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus have been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of manage, is likely to have a material adverse effect on its ability to distribute the contract.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                          GUARANTEED INTEREST ACCOUNT
                 (availability subject to regulatory approval)
--------------------------------------------------------------------------------

The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

GENERAL DISCLOSURE. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

OVERVIEW. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics--Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

-- Short-Term Classification--Three years or less

-- Long-Term Classification--Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be
(a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

ALLOCATIONS TO A NONUNITIZED SEPARATE ACCOUNT OF THE COMPANY. Amounts allocated to long-term classifications of GIA and amounts allocated to short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

MORTALITY AND EXPENSE RISK CHARGE. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

INCOME PHASE. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

REINVESTMENT PRIVILEGE. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
                 (availability subject to regulatory approval)
--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contracts.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

-- Additional information about this option may be found in the contract.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

(a)  Your account value in the Fixed Account is $2,000 or less; or
(b) You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

INCOME PHASE. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

                                  APPENDIX III
                        GUARANTEED ACCUMULATION ACCOUNT
   (offered in New York only, subject to regulatory approval of the contract)
--------------------------------------------------------------------------------

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts pertaining to the Guaranteed Accumulation Account. Review the Guaranteed Accumulation Account prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your sales representative or our Home Office to learn:

-- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

-- The period of time your account dollars need to remain in the Guaranteed
   Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;

-- Tax Penalties and/or Tax Withholding. See "Taxation";

-- Early Withdrawal Charge. See "Fees"; or

-- Maintenance Fee. See "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn what terms are currently being offered. In general we offer the following guaranteed terms:

-- Short Term--three years or fewer; and

-- Long Term--ten years or less, but greater than three years.

At the end of a guaranteed term you may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

TRANSFERS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

THE INCOME PHASE. The Guaranteed Accumulation Account can not be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

REINVESTMENT PRIVILEGE. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX IV
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES

 AIM VARIABLE INSURANCE          A I M Advisors, Inc.            Seeks growth of capital. Seeks to meet
   FUNDS--AIM V.I. CAPITAL                                       its objective by investing principally
   APPRECIATION FUND                                             in common stocks of companies the
   (SERIES I SHARES)                                             portfolio managers believe are likely to
                                                                 benefit from new or innovative products,
                                                                 services or processes as well as those
                                                                 that have experienced above-average,
                                                                 long-term growth in earnings and have
                                                                 excellent prospects for future growth.

 AIM VARIABLE INSURANCE          A I M Advisors, Inc.            Seeks growth of capital. Seeks to meet
   FUNDS--AIM V.I. CORE EQUITY                                   its objective by investing, normally, at
   FUND                                                          least 80% of net assets in equity
   (SERIES I SHARES)                                             securities, including convertible
                                                                 securities, of established companies
                                                                 that have long-term above-average growth
                                                                 in earnings, and growth companies that
                                                                 the portfolio managers believe have the
                                                                 potential for above-average growth in
                                                                 earnings.

 AIM VARIABLE INSURANCE          A I M Advisors, Inc.            Seeks growth of capital. Seeks to meet
   FUNDS--AIM V.I. GROWTH FUND                                   its investment objective by investing
   (SERIES I SHARES)                                             principally in seasoned and better
                                                                 capitalized companies considered to have
                                                                 strong earnings momentum.

 AIM VARIABLE INSURANCE          A I M Advisors, Inc.            Seeks to achieve long-term growth of
   FUNDS--AIM V.I. PREMIER                                       capital with a secondary objective of
   EQUITY FUND                                                   income. Seeks to meet its objectives by
   (SERIES I SHARES)                                             investing, normally, at least 80% of net
                                                                 assets in equity securities, including
                                                                 convertible securities.

 CALVERT VARIABLE                Calvert Asset Management        Seeks to achieve a competitive total
   SERIES, INC.--CALVERT         Company, Inc.                   return through an actively managed
   SOCIAL BALANCED PORTFOLIO     Subadviser: Brown Capital       NONDIVERSIFIED portfolio of stocks,
                                 Management, Inc. and SsgA       bonds and money market instruments which
                                 Funds Management, Inc.          offer income and capital growth
                                                                 opportunity and which satisfy the
                                                                 investment and social criteria for the
                                                                 Portfolio. Typically invests about 60%
                                                                 of its assets in stocks and 40% in bonds
                                                                 or other fixed-income investments. Stock
                                                                 investments are primarily common stock
                                                                 in large-cap companies, while the
                                                                 fixed-income investments are primarily a
                                                                 wide variety of investment grade bonds.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 FIDELITY-REGISTERED TRADEMARK-  Fidelity Management &           Seeks long-term capital appreciation.
   VARIABLE INSURANCE            Research Company                Normally invests primarily in common
   PRODUCTS--                    Subadvisers: Fidelity           stocks of companies whose value the
   FIDELITY-REGISTERED           Management & Research (U.K.)    Portfolio's investment adviser believes
   TRADEMARK- VIP                Inc.; Fidelity Management &     is not fully recognized by the public.
   CONTRAFUND-REGISTERED         Research (Far East) Inc.;
   TRADEMARK- PORTFOLIO          Fidelity Investments Japan
   (INITIAL CLASS)               Limited; FMR Co., Inc.

 FIDELITY-REGISTERED TRADEMARK-  Fidelity Management &           Seeks reasonable income. Also considers
   VARIABLE INSURANCE            Research Company                the potential for capital appreciation.
   PRODUCTS--                    Subadviser: FMR Co., Inc.       Seeks to achieve a yield which exceeds
   FIDELITY-REGISTERED                                           the composite yield on the securities
   TRADEMARK- VIP EQUITY-INCOME                                  comprising the Standard & Poor's 500
   PORTFOLIO                                                     Index. Normally invests at least 80% of
   (INITIAL CLASS)                                               total assets in income-producing equity
                                                                 securities (which tends to lead to
                                                                 investments in large cap "value"
                                                                 stocks).

 FIDELITY-REGISTERED TRADEMARK-  Fidelity Management &           Seeks to achieve capital appreciation.
   VARIABLE INSURANCE            Research Company                Normally invests primarily in common
   PRODUCTS--                    Subadviser: FMR Co., Inc.       stocks of companies the investment
   FIDELITY-REGISTERED                                           adviser believes have above-average
   TRADEMARK- VIP GROWTH                                         growth potential (often called "growth"
   PORTFOLIO                                                     stocks).
   (INITIAL CLASS)

 FIDELITY-REGISTERED TRADEMARK-  Fidelity Management &           Seeks long-term growth of capital.
   VARIABLE INSURANCE            Research Company                Normally invests at least 80% of assets
   PRODUCTS--                    Subadvisers: Fidelity           in non-U.S. securities, primarily in
   FIDELITY-REGISTERED           Management & Research (U.K.)    common stocks.
   TRADEMARK- VIP OVERSEAS       Inc.; Fidelity Management &
   PORTFOLIO                     Research (Far East) Inc.;
   (INITIAL CLASS)               Fidelity International
                                 Investment Advisors (U.K.)
                                 Limited; Fidelity Investments
                                 Japan Limited; FMR Co., Inc.

 FRANKLIN TEMPLETON VARIABLE     Franklin Advisory Services,     A NONDIVERSIFIED fund that seeks
   INSURANCE PRODUCTS            LLC (Advisory Services)         long-term total return. The fund will
   TRUST--FRANKLIN SMALL CAP                                     normally invest at least 80% of net
   VALUE SECURITIES FUND                                         assets in investments of small
   (CLASS 2 SHARES)                                              capitalization companies that have
                                                                 market capitalization values not
                                                                 exceeding $2.5 billion, at the time of
                                                                 purchase.

 ING PARTNERS, INC.--ING ALGER   ING Life Insurance and Annuity  Seeks long-term capital appreciation.
   AGGRESSIVE GROWTH PORTFOLIO   Company                         Invests primarily (at least 65% of total
   (SERVICE CLASS)               Subadviser: Fred Alger          assets) in the equity securities of
                                 Management, Inc.                companies having a market capitalization
                                                                 within the range of companies in the
                                                                 Russell MidCap Growth Index or the S&P
                                                                 Mid Cap 400 Index.

 ING PARTNERS, INC.--ING ALGER   ING Life Insurance and Annuity  Seeks long-term capital appreciation.
   GROWTH PORTFOLIO              Company                         Invests primarily (at least 65% of total
   (SERVICE CLASS)               Subadviser: Fred Alger          assets) in the equity securities of
                                 Management, Inc.                large companies having a market
                                                                 capitalization of $10 billion or
                                                                 greater.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks long-term growth of capital;
   AMERICAN CENTURY SMALL CAP    Company                         income is a secondary objective. Invests
   VALUE PORTFOLIO               Subadviser: American Century    primarily (at least 80% of net assets
   (SERVICE CLASS)               Investment Management, Inc.     under normal circumstances) in equity
                                                                 securities of smaller companies. The
                                                                 Portfolio's subadviser considers smaller
                                                                 companies to include those with a market
                                                                 capitalization no bigger than that of
                                                                 the largest company in the S&P Small
                                                                 Cap 600 Index or the Russell 2000
                                                                 Index.

 ING PARTNERS, INC.--ING BARON   ING Life Insurance and Annuity  Seeks capital appreciation. Invests
   SMALL CAP GROWTH PORTFOLIO    Company                         primarily (at least 80% of total assets
   (SERVICE CLASS)               Subadviser: BAMCO, Inc.         under normal circumstances) in
                                                                 securities of smaller companies with
                                                                 market values under $2.5 billion as
                                                                 measured at the time of purchase.

 ING PARTNERS, INC.--ING DSI     ING Life Insurance and Annuity  Seeks higher total return over the long
   ENHANCED INDEX PORTFOLIO      Company                         term than the Standard & Poor's 500
   (SERVICE CLASS)               Subadviser: DSI International   Composite Stock Price Index (S&P 500).
                                 Management, Inc.                Uses the subadviser's proprietary
                                                                 enhanced S&P 500 strategy to invest in a
                                                                 selection of common stocks that are
                                                                 included in the S&P 500. Under normal
                                                                 circumstances, invests at least 80% of
                                                                 net assets in common stocks issued by
                                                                 companies represented in the S&P 500
                                                                 Index. May invest up to 20% of net
                                                                 assets in cash or money market
                                                                 instruments.

 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks long-term growth of capital.
   GOLDMAN SACHS-REGISTERED      Company                         Invests, under normal circumstances, at
   TRADEMARK- CAPITAL GROWTH     Subadviser: Goldman Sachs       least 90% of total assets in equity
   PORTFOLIO*                    Asset Management, L.P.          securities.
   (SERVICE CLASS)
   * Goldman Sachs-Registered
     Trademark- is a registered
     service mark of Goldman,
     Sachs & Co., and it is
     used by agreement with
     Goldman, Sachs & Co.

 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks long-term growth of capital.
   JPMORGAN FLEMING              Company                         Invests primarily (at least 65% of total
   INTERNATIONAL PORTFOLIO       Subadviser: J.P. Morgan         assets) in the equity securities of
   (formerly ING Scudder         Fleming Asset Management        foreign companies that the subadviser
   International Growth          (London) Ltd.                   believes have high growth potential.
   Portfolio)                                                    Will normally invest in securities of at
   (INITIAL CLASS)                                               least three different countries other
                                                                 than the U.S. and will invest in
                                                                 securities in both developed and
                                                                 developing markets.

 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks growth from capital appreciation.
   JPMORGAN MID CAP VALUE        Company                         A NONDIVERSIFIED Portfolio that invests
   PORTFOLIO                     Subadviser: Robert Fleming,     primarily (at least 80% of net assets
   (SERVICE CLASS)               Inc., a subsidiary of J.P.      under normal circumstances) in a broad
                                 Morgan Chase & Co.              portfolio of common stocks of companies
                                                                 with market capitalizations of
                                                                 $1 billion to $20 billion at the time of
                                                                 purchase that the subadviser believes to
                                                                 be undervalued.

 ING PARTNERS, INC.--ING MFS     ING Life Insurance and Annuity  Seeks capital appreciation. Invests
   CAPITAL OPPORTUNITIES         Company                         primarily (at least 65% of net assets)
   PORTFOLIO                     Subadviser: Massachusetts       in common stocks and related securities,
   (INITIAL CLASS)               Financial Services Company      such as preferred stocks, convertible
                                                                 securities and depositary receipts.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 ING PARTNERS, INC.--ING MFS     ING Life Insurance and Annuity  Seeks capital appreciation. A
   GLOBAL GROWTH PORTFOLIO       Company                         NONDIVERSIFIED Portfolio that invests
   (SERVICE CLASS)               Subadviser: Massachusetts       primarily (at least 65% of net assets
                                 Financial Services Company      under normal circumstances) in
                                                                 securities of companies worldwide
                                                                 including common stocks and related
                                                                 equity securities such as preferred
                                                                 stock, convertible securities and
                                                                 depositary receipts.

 ING PARTNERS, INC.--ING MFS     ING Life Insurance and Annuity  Seeks long-term growth of capital and
   RESEARCH EQUITY PORTFOLIO     Company                         future income. Invests primarily (at
   (formerly ING MFS Research    Subadviser: Massachusetts       least 80% of net assets) in common
   Portfolio)                    Financial Services Company      stocks and related securities, such as
   (INITIAL CLASS)                                               preferred stocks, convertible securities
                                                                 and depositary receipts.

 ING PARTNERS, INC.--ING OPCAP   ING Life Insurance and Annuity  Seeks capital growth, and secondarily,
   BALANCED VALUE PORTFOLIO      Company                         investment income. Under normal market
   (SERVICE CLASS)               Subadviser: OpCap Advisors LLC  conditions, invests at least 25% of total assets in equity securities,
                                                                 including common stocks and preferred
                                                                 stocks and expects to have between 50%
                                                                 to 70% of total assets invested in
                                                                 equities. Also invests at least 25% of
                                                                 total assets in fixed-income senior
                                                                 securities including bonds, debentures,
                                                                 notes, participation interests in loans,
                                                                 convertible securities and U.S.
                                                                 Government securities.

 ING PARTNERS, INC.--ING PIMCO   ING Life Insurance and Annuity  Seeks maximum total return, consistent
   TOTAL RETURN PORTFOLIO        Company                         with capital preservation and prudent
   (SERVICE CLASS)               Subadviser: Pacific Investment  investment management. Invests under
                                 Management Company LLC          normal circumstances at least 65% of net
                                                                 assets plus borrowings for investment
                                                                 purposes in a diversified portfolio of
                                                                 fixed income instruments of varying
                                                                 maturities. Invests primarily in
                                                                 investment grade debt securities, but
                                                                 may invest up to 10% of its assets in
                                                                 high yield securities ("junk bonds")
                                                                 rated B or higher by Moody's or S&P, or,
                                                                 if unrated, determined by the subadviser
                                                                 to be of comparable quality.

 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks long-term growth of capital.
   SALOMON BROTHERS AGGRESSIVE   Company                         Invests primarily (at least 80% of net
   GROWTH PORTFOLIO (formerly    Subadviser: Salomon Brothers    assets under normal circumstances) in
   ING MFS Emerging Equities     Asset Management Inc            common stocks and related securities,
   Portfolio)                                                    such as preferred stocks, convertible
   (INITIAL CLASS)                                               securities and depositary receipts, of
                                                                 emerging growth companies.

 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks capital appreciation. A
   SALOMON BROTHERS FUNDAMENTAL  Company                         NONDIVERSIFIED Portfolio that invests
   VALUE PORTFOLIO (formerly     Subadviser: Salomon Brothers    primarily in common stocks and common
   ING Salomon Brothers Capital  Asset Management Inc            stock equivalents, such as preferred
   Portfolio)                                                    stocks and securities convertible in
   (SERVICE CLASS)                                               common stocks, of companies the
                                                                 subadviser believes are undervalues in
                                                                 the marketplace. May invest in
                                                                 investment grade fixed-income securities
                                                                 and may invest up to 20% of net assets
                                                                 in non-convertible debt securities rated
                                                                 below investment grade or, if unrated,
                                                                 are of equivalent quality as determined
                                                                 by the subadviser. May also invest up to
                                                                 20% of assets in securities of foreign
                                                                 issuers.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 ING PARTNERS, INC.--ING         ING Life Insurance and Annuity  Seeks long-term growth of capital, and
   SALOMON BROTHERS INVESTORS    Company                         secondarily, current income. Invests
   VALUE PORTFOLIO               Subadviser: Salomon Brothers    primarily in common stocks of
   (SERVICE CLASS)               Asset Management Inc            established U.S. companies. May also
                                                                 invest in other equity securities,
                                                                 including up to 20% of its assets in
                                                                 securities of foreign issuers.

 ING PARTNERS, INC.--ING T.      ING Life Insurance and Annuity  Seeks long-term capital growth, and
   ROWE PRICE GROWTH EQUITY      Company                         secondarily, increasing dividend income.
   PORTFOLIO                     Subadviser: T. Rowe Price       Invests primarily (at least 80% of net
   (INITIAL CLASS)               Associates, Inc.                assets under normal circumstances) in
                                                                 the common stocks. Concentrates its
                                                                 investments in growth companies.
                                                                 Investments in foreign securities are
                                                                 limited to 30% of total assets.

 ING PARTNERS, INC.--ING UBS     ING Life Insurance and Annuity  Seeks total return, consisting of
   TACTICAL ASSET ALLOCATION     Company                         long-term capital appreciation and
   PORTFOLIO                     Subadviser: UBS Global Asset    current income. Allocates assets between
   (SERVICE CLASS)               Management (US) Inc.            a stock portion designed to track the
                                                                 performance of the Standard &
                                                                 Poor's 500 Composite Stock Price Index
                                                                 (S&P 500) and a fixed income portion
                                                                 that consists of either five-year U.S.
                                                                 Treasury notes or U.S. Treasury bills
                                                                 with remaining maturities of 30 days.

 ING PARTNERS, INC.--ING VAN     ING Life Insurance and Annuity  Seeks capital growth and income. Invests
   KAMPEN COMSTOCK PORTFOLIO     Company                         in a portfolio of equity securities,
   (SERVICE CLASS)               Subadviser: Van Kampen          including common stocks, preferred
                                                                 stocks and securities convertible into
                                                                 common and preferred stocks.

 ING VP BALANCED                 ING Investments, LLC            Seeks to maximize investment return,
   PORTFOLIO, INC.               Subadviser: Aeltus Investment   consistent with reasonable safety of
   (CLASS R SHARES)              Management, Inc.                principal, by investing in a diversified
                                                                 portfolio of one or more of the
                                                                 following asset classes: stocks, bonds
                                                                 and cash equivalents, based on the
                                                                 judgment of the Portfolio's management,
                                                                 of which of those sectors or mix thereof
                                                                 offers the best investment prospects.
                                                                 Typically, maintains approximately 60%
                                                                 of total assets in equities and
                                                                 approximately 40% of total assets in
                                                                 debt (including money market
                                                                 instruments). The Portfolio may invest
                                                                 up to 15% of total assets in high-yield
                                                                 instruments.

 ING VP BOND PORTFOLIO           ING Investments, LLC            Seeks to maximize total return as is
   (CLASS R SHARES)              Subadviser: Aeltus Investment   consistent with reasonable risk, through
                                 Management, Inc.                investment in a diversified portfolio
                                                                 consisting of debt securities. Under
                                                                 normal market conditions, invests at
                                                                 least 80% of net assets in high-grade
                                                                 corporate bonds, mortgage-related and
                                                                 other asset-backed securities, and
                                                                 securities issued or guaranteed by the
                                                                 U.S. Government, its agencies or
                                                                 instrumentalities. The Portfolio may
                                                                 invest up to 15% of total assets in
                                                                 high-yield instruments and up to 25% of
                                                                 total assets in foreign debt securities.

 ING VARIABLE FUNDS--ING VP      ING Investments, LLC            Seeks to maximize total return through
   GROWTH AND INCOME PORTFOLIO   Subadviser: Aeltus Investment   investments in a diversified portfolio
   (CLASS R SHARES)              Management, Inc.                of common stocks and securities
                                                                 convertible into common stock. Under
                                                                 normal market conditions, invests at
                                                                 least 65% of total assets in common
                                                                 stocks that the Portfolio's subadviser
                                                                 believes have significant potential for
                                                                 capital appreciation or income growth or
                                                                 both.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 ING VARIABLE PRODUCTS           ING Investments, LLC            Seeks long-term growth of capital.
   TRUST--ING VP GROWTH                                          Invests primarily in common stock of
   OPPORTUNITIES PORTFOLIO                                       U.S. companies that the portfolio
   (CLASS R SHARES)                                              managers feel have above average
                                                                 prospects for growth. Under normal
                                                                 market conditions, invests at least 65%
                                                                 of total assets in securities purchased
                                                                 on the basis of the potential for
                                                                 capital appreciation. These securities
                                                                 may be from large-cap, mid-cap or
                                                                 small-cap companies.

 ING VARIABLE                    ING Investments, LLC            Seeks growth of capital through
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   investment in a diversified portfolio
   GROWTH PORTFOLIO              Management, Inc.                consisting primarily of common stocks
   (CLASS R SHARES)                                              and securities convertible into common
                                                                 stocks believed to offer growth
                                                                 potential. Under normal market
                                                                 conditions, invests at least 65% of
                                                                 total assets in common stocks and
                                                                 securities convertible into common
                                                                 stock.

 ING VARIABLE                    ING Investments, LLC            Seeks to outperform the total return
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   performance of the Standard &
   INDEX PLUS LARGECAP           Management, Inc.                Poor's 500 Composite Index (S&P 500),
   PORTFOLIO                                                     while maintaining a market level of
   (CLASS R SHARES)                                              risk. Invests at least 80% of net assets
                                                                 in stocks included in the S&P 500. The
                                                                 subadviser's objective is to overweight
                                                                 those stocks in the S&P 500 that they
                                                                 believe will outperform the index and
                                                                 underweight or avoid those stocks in the
                                                                 S&P 500 that they believe will
                                                                 underperform the index.

 ING VARIABLE                    ING Investments, LLC            Seeks to outperform the total return
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   performance of the Standard & Poor's
   INDEX PLUS MIDCAP PORTFOLIO   Management, Inc.                MidCap 400 Index (S&P 400), while
   (CLASS R SHARES)                                              maintaining a market level of risk.
                                                                 Invests at least 80% of net assets in
                                                                 stocks included in the S&P 400. The
                                                                 subadviser's objective is to overweight
                                                                 those stocks in the S&P 400 that they
                                                                 believe will outperform the index and
                                                                 underweight or avoid those stocks in the
                                                                 S&P 400 that they believe will
                                                                 underperform the index.

 ING VARIABLE                    ING Investments, LLC            Seeks to outperform the total return
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   performance of the Standard and Poor's
   INDEX PLUS SMALLCAP           Management, Inc.                SmallCap 600 Index (S&P 600), while
   PORTFOLIO                                                     maintaining a market level of risk.
   (CLASS R SHARES)                                              Invests at least 80% of net assets in
                                                                 stocks included in the S&P 600. The
                                                                 subadviser's objective is to overweight
                                                                 those stocks in the S&P 600 that they
                                                                 believe will outperform the index and
                                                                 underweight or avoid those stocks in the
                                                                 S&P 600 that they believe will
                                                                 underperform the index.

 ING VARIABLE                    ING Investments, LLC            Seeks long-term capital growth primarily
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   through investment in a diversified
   INTERNATIONAL EQUITY          Management, Inc.                portfolio of common stocks principally
   PORTFOLIO                                                     traded in countries outside of the
   (CLASS R SHARES)                                              United States. The Portfolio will not
                                                                 target any given level of current
                                                                 income. Under normal market conditions,
                                                                 invests at least 80% of assets in equity
                                                                 securities and at least 65% of its
                                                                 assets will normally be invested in
                                                                 securities principally traded in three
                                                                 or more countries outside of the U.S.
                                                                 These securities may include common
                                                                 stocks as well as securities convertible
                                                                 into common stock.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 ING VARIABLE PRODUCTS           ING Investments, LLC            Seeks long-term capital appreciation.
   TRUST--ING VP INTERNATIONAL                                   Invests primarily in foreign companies
   VALUE PORTFOLIO                                               with market capitalizations greater than
   (CLASS R SHARES)                                              $1 billion, but may hold up to 25% of
                                                                 assets in companies with smaller market
                                                                 capitalization. Under normal
                                                                 circumstances, will invest at least 65%
                                                                 of total assets in securities of
                                                                 companies located in at least three
                                                                 countries other than the U.S., which may
                                                                 include emerging market countries.

 ING VARIABLE PRODUCTS           ING Investments, LLC            Seeks long-term capital appreciation.
   TRUST--ING VP MIDCAP                                          Normally invests at least 80% of assets
   OPPORTUNITIES PORTFOLIO                                       in the common stocks of mid- sized U.S.
   (CLASS R SHARES)                                              companies that the portfolio managers
                                                                 feel have above average prospects for
                                                                 growth. For this Portfolio, mid-size
                                                                 companies are those with market
                                                                 capitalizations that fall within the
                                                                 range of companies in the Standard &
                                                                 Poor's MidCap 400 Index.

 ING VP MONEY MARKET PORTFOLIO   ING Investments, LLC            Seeks to provide high current return,
   (CLASS R SHARES)              Subadviser: Aeltus Investment   consistent with preservation of capital
                                 Management, Inc.                and liquidity, through investment in
                                                                 high-quality money market instruments.
                                                                 Invests in a diversified portfolio of
                                                                 high-quality fixed income securities
                                                                 denominated in U.S. dollars, with short
                                                                 remaining maturities. THERE IS NO
                                                                 GUARANTEE THAT THE ING VP MONEY MARKET
                                                                 SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                 RETURN.

 ING VARIABLE                    ING Investments, LLC            Seeks growth of capital primarily
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   through investment in a diversified
   SMALL COMPANY PORTFOLIO       Management, Inc.                portfolio of common stocks and
   (CLASS R SHARES)                                              securities convertible into common
                                                                 stocks of companies with smaller market
                                                                 capitalizations. Under normal market
                                                                 conditions, invests at least 80% of net
                                                                 assets in common stocks and securities
                                                                 convertible into common stock of
                                                                 small-capitalization companies, defined
                                                                 as: 1) the 2,000 smallest of the 3,000
                                                                 largest U.S. companies (as measured by
                                                                 market capitalization); 2) all companies
                                                                 not included above that are included in
                                                                 the Standard & Poor's SmallCap 600 Index
                                                                 or the Russell 2000 Index; and
                                                                 3) companies with market capitalizations
                                                                 lower than companies included in the
                                                                 first two categories.

 ING VARIABLE PRODUCTS           ING Investments, LLC            Seeks long-term capital appreciation.
   TRUST--ING VP SMALLCAP                                        Normally invests at least 80% of assets
   OPPORTUNITIES PORTFOLIO                                       in the common stock of smaller,
   (CLASS R SHARES)                                              lesser-known U.S. companies that are
                                                                 believed to have above average prospects
                                                                 for growth. For this Portfolio, smaller
                                                                 companies are those with market
                                                                 capitalizations that fall within the
                                                                 range of companies in the Russell 2000
                                                                 Index.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 ING STRATEGIC ALLOCATION        ING Investments, LLC            Seeks to provide total return (i.e.,
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   income and capital appreciation, both
   STRATEGIC ALLOCATION          Management, Inc.                realized and unrealized). Managed for
   BALANCED PORTFOLIO (formerly                                  investors seeking a balance between
   ING Generation                                                income and capital appreciation who
   Portfolios, Inc.--ING VP                                      generally have an investment horizon
   Crossroads Portfolio)                                         exceeding ten years and a moderate level
   (CLASS R SHARES)                                              of risk tolerance. Under normal market
                                                                 conditions, allocates assets among
                                                                 several classes of equities, fixed-
                                                                 income securities (including up to 15%
                                                                 of total assets in high-yield
                                                                 instruments) and money market
                                                                 instruments. The benchmark portfolio is
                                                                 60% equities, 35% fixed income and 5%
                                                                 money market instruments under neutral
                                                                 market conditions.

 ING STRATEGIC ALLOCATION        ING Investments, LLC            Seeks to provide capital appreciation.
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   Managed for investors seeking capital
   STRATEGIC ALLOCATION GROWTH   Management, Inc.                appreciation who generally have an
   PORTFOLIO (formerly ING                                       investment horizon exceeding 15 years
   Generation                                                    and a high level of risk tolerance.
   Portfolios, Inc.--ING VP                                      Under normal market conditions,
   Ascent Portfolio)                                             allocates assets among several classes
   (CLASS R SHARES)                                              of equities, fixed-income securities
                                                                 (including up to 15% of total assets in
                                                                 high-yield instruments) and money market
                                                                 instruments. The benchmark portfolio is
                                                                 80% equities and 20% fixed income under
                                                                 neutral market conditions.

 ING STRATEGIC ALLOCATION        ING Investments, LLC            Seeks to provide total return consistent
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   with preservation of capital. Managed
   STRATEGIC ALLOCATION INCOME   Management, Inc.                for investors primarily seeking total
   PORTFOLIO (formerly ING                                       return consistent with capital
   Generation                                                    preservation who generally have an
   Portfolios, Inc.--ING VP                                      investment horizon exceeding five years
   Legacy Portfolio)                                             and a low level of risk tolerance. Under
   (CLASS R SHARES)                                              normal market conditions, allocates
                                                                 assets among several classes of
                                                                 equities, fixed-income securities
                                                                 (including up to 15% of total assets in
                                                                 high-yield instruments) and money market
                                                                 instruments. The benchmark portfolio is
                                                                 35% equities, 55% fixed income and 10%
                                                                 money market instruments under neutral
                                                                 market conditions.

 ING VARIABLE                    ING Investments, LLC            Seeks long-term capital appreciation.
   PORTFOLIOS, INC.--ING VP      Subadviser: AIC Asset           Invests at least 80% of net assets in
   TECHNOLOGY PORTFOLIO          Management, LLC (AIC)           common stocks and securities convertible
   (CLASS R SHARES)                                              into common stock of companies in the
                                                                 information technology industry sector.

 ING VARIABLE                    ING Investments, LLC            Seeks growth of capital primarily
   PORTFOLIOS, INC.--ING VP      Subadviser: Aeltus Investment   through investment in a diversified
   VALUE OPPORTUNITY PORTFOLIO   Management, Inc.                portfolio of common stocks and
   (CLASS R SHARES)                                              securities convertible into common
                                                                 stock. Under normal market conditions,
                                                                 invests at least 65% of total assets in
                                                                 common stocks and securities convertible
                                                                 into common stock.

 JANUS ASPEN SERIES--BALANCED    Janus Capital                   Seeks long-term capital growth,
   PORTFOLIO                                                     consistent with preservation of capital
   (INSTITUTIONAL SHARES)                                        and balanced by current income. Normally
                                                                 invests 40-60% of its assets in
                                                                 securities selected primarily for their
                                                                 growth potential and 40-60% of its
                                                                 assets in securities selected primarily
                                                                 for their income potential. Will
                                                                 normally invest at least 25% of its
                                                                 assets in fixed-income securities.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 JANUS ASPEN SERIES--CAPITAL     Janus Capital                   A NONDIVERSIFIED Portfolio that seeks
   APPRECIATION PORTFOLIO                                        long-term growth of capital. Invests
   (SERVICE SHARES)                                              primarily in common stocks selected for
                                                                 their growth potential. May invest in
                                                                 companies of any size, from larger,
                                                                 well-established companies to smaller,
                                                                 emerging growth companies.

 JANUS ASPEN SERIES--FLEXIBLE    Janus Capital                   Invests primarily in a wide variety of
   INCOME PORTFOLIO                                              income- producing securities such as
   (INSTITUTIONAL SHARES)                                        corporate bonds and notes, government
                                                                 securities and preferred stock. Will
                                                                 invest at least 80% of its assets in
                                                                 income-producing securities. Will invest
                                                                 at least 65% of its assets in investment
                                                                 grade debt securities with a dollar-
                                                                 weighted maturity of five to ten years.
                                                                 Will limit its investment in
                                                                 high-yield/high-risk bonds to 35% or
                                                                 less of its net assets.

 JANUS ASPEN SERIES--GROWTH      Janus Capital                   Seeks long-term growth of capital in a
   PORTFOLIO                                                     manner consistent with the preservation
   (INSTITUTIONAL SHARES)                                        of capital. Invests primarily in common
                                                                 stocks selected for their growth
                                                                 potential. Although it can invest in
                                                                 companies of any size, it generally
                                                                 invests in larger, more established
                                                                 companies.

 JANUS ASPEN SERIES--MID CAP     Janus Capital                   A NONDIVERSIFIED Portfolio that invests,
   GROWTH PORTFOLIO (formerly                                    under normal circumstances, at least 80%
   Aggressive Growth Portfolio)                                  of its net assets in equity securities
   (INSTITUTIONAL SHARES)                                        of mid-sized companies whose market
                                                                 capitalization falls, at the time of
                                                                 initial purchase, in the 12-month
                                                                 average of the capitalization ranges of
                                                                 the Russell MidCap Growth Index.

 JANUS ASPEN SERIES--WORLDWIDE   Janus Capital                   Seeks long-term growth of capital in a
   GROWTH PORTFOLIO                                              manner consistent with the preservation
   (INSTITUTIONAL SHARES)                                        of capital. Invests primarily in common
                                                                 stocks of companies of any size located
                                                                 throughout the world. Normally invests
                                                                 in issuers from at least five different
                                                                 countries, including the United States.
                                                                 May at times invest in fewer than five
                                                                 countries or even in a single country.

 LORD ABBETT                     Lord, Abbett & Co. LLC          Seeks long-term growth of capital and
   SERIES FUND, INC.--GROWTH                                     income without excessive fluctuations in
   AND INCOME PORTFOLIO                                          market value. Primarily purchases equity
   (CLASS VC SHARES)                                             securities of large, seasoned, U.S. and
                                                                 multinational companies which Lord
                                                                 Abbett believes are undervalued. May
                                                                 invest in equity securities such as
                                                                 common stocks, convertible bonds,
                                                                 convertible preferred stocks and
                                                                 warrants and similar instruments. Under
                                                                 normal circumstances, will invest at
                                                                 least 80% of net assets in equity
                                                                 securities of large companies with
                                                                 market capitalizations of at least
                                                                 $5 billion at the time of purchase. This
                                                                 market capitalization may vary in
                                                                 response to changes in the markets.

 FUND NAME                                                       INVESTMENT OBJECTIVE(S)/
                                 INVESTMENT ADVISER/             SUMMARY OF PRINCIPAL
                                 SUBADVISER                      INVESTMENT STRATEGIES
 LORD ABBETT                     Lord, Abbett & Co. LLC          Seeks capital appreciation through
   SERIES FUND, INC.--MID-CAP                                    investments, primarily in equity
   VALUE PORTFOLIO                                               securities, which are believed to be
   (CLASS VC SHARES)                                             undervalued in the marketplace. Normally
                                                                 invests at least 80% of net assets, plus
                                                                 the amount of any borrowings for
                                                                 investment purposes, in equity
                                                                 securities of mid-sized companies, those
                                                                 with market capitalizations of roughly
                                                                 $500 million to $10 billion, at the
                                                                 time of purchase. This market
                                                                 capitalization range may vary in
                                                                 response to changes in the markets.

 OPPENHEIMER VARIABLE ACCOUNT    OppenheimerFunds, Inc.          Seeks long-term capital appreciation by
   FUNDS--OPPENHEIMER GLOBAL                                     investing a substantial portion of
   SECURITIES FUND/ VA                                           assets in securities of foreign issuers,
                                                                 "growth-type" companies, cyclical
                                                                 industries and special situations that
                                                                 are considered to have appreciation
                                                                 possibilities. Invests mainly in common
                                                                 stocks and can also buy other equity
                                                                 securities, including preferred stocks
                                                                 and convertible securities in the U.S.
                                                                 and foreign countries.

 OPPENHEIMER VARIABLE ACCOUNT    OppenheimerFunds, Inc.          Seeks a high level of current income
   FUNDS--OPPENHEIMER STRATEGIC                                  principally derived from interest on
   BOND FUND/VA                                                  debt securities. Invests mainly in debt
                                                                 securities of issuers in three market
                                                                 sectors: foreign governments and
                                                                 companies, U.S. Government securities,
                                                                 and lower-grade high-yield securities of
                                                                 U.S. and foreign companies.

 PIONEER VARIABLE CONTRACTS      Pioneer Investment              Seeks current income and long-term
   TRUST--PIONEER EQUITY INCOME  Management, Inc.                growth of capital from a portfolio
   VCT PORTFOLIO                                                 consisting primarily of income producing
   (CLASS I SHARES)                                              equity securities of U.S. corporations.
                                                                 Invests at least 80% of total assets in
                                                                 income producing equity securities.
                                                                 Income producing equity securities of
                                                                 U.S. issuers include common stocks,
                                                                 preferred stocks and interests in real
                                                                 estate investment trusts. Remainder of
                                                                 the portfolio may be invested in debt
                                                                 securities, most of which are expected
                                                                 to be convertible into common stocks.

 PIONEER VARIABLE CONTRACTS      Pioneer Investment              Seeks reasonable income and capital
   TRUST--PIONEER FUND VCT       Management, Inc.                growth. Invests in a broad list of
   PORTFOLIO                                                     carefully selected, reasonably priced
   (CLASS I SHARES)                                              securities rather than in securities
                                                                 whose prices reflect a premium resulting
                                                                 from their current market popularity.
                                                                 Invests the major portion of its assets
                                                                 in equity securities, primarily of U.S.
                                                                 issuers.

 PIONEER VARIABLE CONTRACTS      Pioneer Investment              Seeks capital appreciation by investing
   TRUST--PIONEER MID CAP VALUE  Management, Inc.                in a diversified portfolio of securities
   VCT PORTFOLIO                                                 consisting primarily of common stocks.
   (CLASS I SHARES)                                              Normally, invests at least 80% of total
                                                                 assets in equity securities of mid-size
                                                                 companies, that is, companies with
                                                                 market values within the range of market
                                                                 values of companies included in the
                                                                 Russell Midcap-Registered Trademark-
                                                                 Value Index.

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
       FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT
                           ANNUAL EXPENSES OF 1.25%*
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE SEVEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                             2002       2001        2000        1999        1998        1997        1996        1995      1994
                             ----       ----        ----        ----        ----        ----        ----        ----      ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                       $9.168    $12.101     $13.753     $10.217(1)
Value at end of period         $6.85     $9.168     $12.101     $13.753
Number of accumulation
 units outstanding at end
 of period                    89,448    103,951     105,550       7,992
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                       $7.534     $9.887     $11.716      $9.627(1)
Value at end of period         $6.28     $7.534      $9.887     $11.716
Number of accumulation
 units outstanding at end
 of period                   209,051    251,216     219,944      53,572
AIM V.I. GROWTH FUND
Value at beginning of
 period                       $6.188     $9.477     $12.069      $9.819(1)
Value at end of period         $4.22     $6.188      $9.477     $12.069
Number of accumulation
 units outstanding at end
 of period                   123,347    139,899     141,427      31,910
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                       $8.375     $9.699     $11.506      $9.746(1)
Value at end of period         $5.77     $8.375      $9.699     $11.506
Number of accumulation
 units outstanding at end
 of period                   114,782    162,645     124,167      49,173
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                      $10.231    $11.133     $11.637     $10.500      $9.839(1)
Value at end of period         $8.88    $10.231     $11.133     $11.637     $10.500
Number of accumulation
 units outstanding at end
 of period                    41,036     36,379      23,977      29,860      17,068
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of
 period                      $21.598    $24.923     $27.024     $22.023     $17.156     $13.994     $11.681    $10.000(1)
Value at end of period        $19.34    $21.598     $24.923     $27.024     $22.023     $17.156     $13.994    $11.681
Number of accumulation
 units outstanding at end
 of period                   665,550    742,484     805,532     888,915     834,976     811,557     500,034    174,259
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of
 period                      $23.057    $24.567     $22.942     $21.848     $19.818     $15.664     $13.880    $10.403  $10.000(1)
Value at end of period        $18.91    $23.057     $24.567     $22.942     $21.848     $19.818     $15.664    $13.880  $10.403
Number of accumulation
 units outstanding at end
 of period                   919,343  1,042,820     946,481   1,171,916   1,332,063   1,311,211   1,166,495    766,360  100,574
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                      $25.853    $31.791     $36.160     $26.641     $19.339     $15.858     $14.000    $10.472  $10.000(1)
Value at end of period        $17.84    $25.853     $31.791     $36.160     $26.641     $19.339     $15.858    $14.000  $10.472
Number of accumulation
 units outstanding at end
 of period                 1,200,977  1,454,622   1,500,686   1,477,316   1,278,104   1,110,079     994,616    612,992  121,070
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                      $12.330    $15.838     $19.825     $14.074     $12.640     $11.473     $10.262     $9.474  $10.000(1)
Value at end of period         $9.71    $12.330     $15.838     $19.825     $14.074     $12.640     $11.473    $10.262   $9.474
Number of accumulation
 units outstanding at end
 of period                   115,530    137,442     146,480     164,209     194,687     221,450     182,533    166,303   54,387

------------------------------------------------------------------

                             2002       2001        2000        1999        1998        1997        1996        1995      1994
                             ----       ----        ----        ----        ----        ----        ----        ----      ----
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                      $10.293     $8.071(1)
Value at end of period         $9.22    $10.293
Number of accumulation
 units outstanding at end
 of period                    31,988      1,354
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                       $9.570(1)
Value at end of period         $7.17
Number of accumulation
 units outstanding at end
 of period                    28,365
ING ALGER GROWTH
PORTFOLIO
Value at beginning of
 period                       $9.050(1)
Value at end of period         $6.85
Number of accumulation
 units outstanding at end
 of period                     5,333
ING AMERICAN CENTURY
SMALL CAP VALUE PORTFOLIO
Value at beginning of
 period                      $10.020(1)
Value at end of period         $8.08
Number of accumulation
 units outstanding at end
 of period                    19,927
ING BARON SMALL CAP
GROWTH PORTFOLIO
Value at beginning of
 period                      $10.020(1)
Value at end of period         $8.69
Number of accumulation
 units outstanding at end
 of period                    10,876
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning of
 period                       $8.320(2)
Value at end of period         $7.64
Number of accumulation
 units outstanding at end
 of period                     1,138
ING GOLDMAN
SACHS-REGISTERED TRADEMARK-
CAPITAL GROWTH PORTFOLIO
Value at beginning of
 period                       $9.320(1)
Value at end of period         $7.59
Number of accumulation
 units outstanding at end
 of period                     8,567
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                      $17.910    $24.820     $31.255     $19.978     $16.986     $16.776(1)
Value at end of period        $14.49    $17.910     $24.820     $31.255     $19.978     $16.986
Number of accumulation
 units outstanding at end
 of period                   300,037    357,693     408,735     437,547     467,484     516,231
ING JPMORGAN MID CAP
VALUE PORTFOLIO
Value at beginning of
 period                       $9.950(1)
Value at end of period         $9.17
Number of accumulation
 units outstanding at end
 of period                    12,061
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                      $10.670    $14.359     $15.421     $10.495      $9.828(2)
Value at end of period         $7.36    $10.670     $14.359     $15.421     $10.495
Number of accumulation
 units outstanding at end
 of period                   289,373    367,527     318,660      77,143      42,213
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning of
 period                       $9.910(1)
Value at end of period         $8.32
Number of accumulation
 units outstanding at end
 of period                     1,224
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                      $15.129    $19.365     $20.527     $16.758     $13.795     $14.067(1)
Value at end of period        $11.22    $15.129     $19.365     $20.527     $16.758     $13.795
Number of accumulation
 units outstanding at end
 of period                   643,895    744,284     850,004     930,521   1,054,685   1,200,982

------------------------------------------------------------------

                             2002       2001        2000        1999        1998        1997        1996        1995      1994
                             ----       ----        ----        ----        ----        ----        ----        ----      ----
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of
 period                       $8.280(2)
Value at end of period         $8.00
Number of accumulation
 units outstanding at end
 of period                    33,323
ING PIMCO TOTAL RETURN
PORTFOLIO
Value at beginning of
 period                      $10.000(1)
Value at end of period        $10.72
Number of accumulation
 units outstanding at end
 of period                   116,420
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                      $14.795    $20.033     $28.481     $19.114     $14.927     $15.114(1)
Value at end of period         $9.45    $14.795     $20.033     $28.481     $19.114     $14.927
Number of accumulation
 units outstanding at end
 of period                   937,116  1,153,477   1,261,315   1,234,595   1,369,984   1,368,373
ING SALOMON BROTHERS
FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning of
 period                       $8.900(3)
Value at end of period         $7.48
Number of accumulation
 units outstanding at end
 of period                     6,358
ING SALOMON BROTHERS
INVESTORS VALUE PORTFOLIO
Value at beginning of
 period                       $8.950(3)
Value at end of period         $7.62
Number of accumulation
 units outstanding at end
 of period                    11,753
ING T. ROWE PRICE GROWTH
EQUITY
PORTFOLIO
Value at beginning of
 period                      $21.496    $24.245     $24.557     $20.328     $16.131     $15.809(1)
Value at end of period        $16.28    $21.496     $24.245     $24.557     $20.328     $16.131
Number of accumulation
 units outstanding at end
 of period                   492,198    612,057     636,137     668,583     717,872     701,952
ING UBS TACTICAL ASSET
ALLOCATION PORTFOLIO
Value at beginning of
 period                       $8.490(2)
Value at end of period         $7.61
Number of accumulation
 units outstanding at end
 of period                    33,009
ING VAN KAMPEN COMSTOCK
PORTFOLIO
Value at beginning of
 period                      $10.160(1)
Value at end of period         $8.31
Number of accumulation
 units outstanding at end
 of period                    15,405
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                      $22.642    $23.936     $24.372     $21.723     $18.811     $15.551     $13.673    $10.868  $11.057(2)
Value at end of period        $20.06    $22.642     $23.936     $24.372     $21.723     $18.811     $15.551    $13.673  $10.868
Number of accumulation
 units outstanding at end
 of period                 3,112,041  4,053,042   4,540,991   5,427,321   6,268,762   6,663,594   7,803,572    940,933  261,895
ING VP BOND PORTFOLIO
Value at beginning of
 period                      $16.115    $15.007     $13.859     $14.137     $13.238     $12.377     $12.098    $10.360  $10.905(2)
Value at end of period        $17.24    $16.115     $15.007     $13.859     $14.137     $13.238     $12.377    $12.098  $10.360
Number of accumulation
 units outstanding at end
 of period                 1,668,772  1,882,061   1,685,438   2,085,755   2,490,832   2,482,652   3,717,900    354,993  148,193
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                      $20.618    $25.588     $29.100     $25.094     $22.194     $17.302     $14.077    $10.778  $11.020(2)
Value at end of period        $15.27    $20.618     $25.588     $29.100     $25.094     $22.194     $17.302    $14.077  $10.778
Number of accumulation
 units outstanding at end
 of period                10,681,544 13,049,579  15,052,266  17,496,241  19,989,922  21,842,444  29,130,769  2,370,234  602,838
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                       $7.830(4)
Value at end of period         $6.02
Number of accumulation
 units outstanding at end
 of period                     4,717

------------------------------------------------------------------

                             2002       2001        2000        1999        1998        1997        1996        1995      1994
                             ----       ----        ----        ----        ----        ----        ----        ----      ----
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                      $14.953    $20.761     $23.875     $17.912     $13.173     $11.137(2)
Value at end of period        $10.49    $14.953     $20.761     $23.875     $17.912     $13.173
Number of accumulation
 units outstanding at end
 of period                   410,106    546,125     644,933     516,658     289,055      21,371
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                      $17.587    $20.618     $23.044     $18.772     $14.444     $10.924     $10.000(1)
Value at end of period        $13.63    $17.587     $20.618     $23.044     $18.772     $14.444     $10.924
Number of accumulation
 units outstanding at end
 of period                 1,103,634  1,322,389   1,239,414   1,067,590     616,724     159,461      13,142
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                      $14.374    $14.751     $12.455     $10.891      $9.925(2)
Value at end of period        $12.48    $14.374     $14.751     $12.455     $10.891
Number of accumulation
 units outstanding at end
 of period                   386,466    284,426     185,615      51,901      35,031
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                      $10.579    $10.461      $9.645      $8.815      $9.918(2)
Value at end of period         $9.07    $10.579     $10.461      $9.645      $8.815
Number of accumulation
 units outstanding at end
 of period                   189,054    134,002      91,047      73,715      40,793
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                       $8.632    $11.484     $14.594      $9.765     $10.182(2)
Value at end of period         $6.25     $8.632     $11.484     $14.594      $9.765
Number of accumulation
 units outstanding at end
 of period                    74,977     80,579     102,558      55,009      25,090
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                       $9.542     $9.844(2)
Value at end of period         $7.97     $9.542
Number of accumulation
 units outstanding at end
 of period                    19,369     23,434
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                       $9.446    $10.042(3)
Value at end of period         $6.92     $9.446
Number of accumulation
 units outstanding at end
 of period                    14,659      2,083
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                      $13.929    $13.571     $12.917     $12.447     $11.951     $11.473     $11.026    $10.528  $10.241(2)
Value at end of period        $13.98    $13.929     $13.571     $12.917     $12.447     $11.951     $11.473    $11.026  $10.528
Number of accumulation
 units outstanding at end
 of period                 1,919,745  2,629,444   2,471,828   2,636,397   2,329,195   2,227,782   3,510,588    544,383  334,746
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                      $19.070    $18.568     $17.617     $13.633     $13.654     $10.816(2)
Value at end of period        $14.46    $19.070     $18.568     $17.617     $13.633     $13.654
Number of accumulation
 units outstanding at end
 of period                   336,830    366,998     295,893     183,701     208,454      71,911
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                       $8.945    $10.123(3)
Value at end of period         $4.98     $8.945
Number of accumulation
 units outstanding at end
 of period                    11,826      2,593
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                      $15.345    $16.707     $16.847     $15.478     $14.797     $12.744     $10.862    $10.000(2)
Value at end of period        $13.71    $15.345     $16.707     $16.847     $15.478     $14.797     $12.744    $10.862
Number of accumulation
 units outstanding at end
 of period                   220,388    266,564     314,495     372,046     514,093     424,250     165,860     47,204
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                      $15.811    $18.100     $18.450     $16.337     $15.860     $13.395     $10.976    $10.000(2)
Value at end of period        $13.47    $15.811     $18.100     $18.450     $16.337     $15.860     $13.395    $10.976
Number of accumulation
 units outstanding at end
 of period                   281,512    366,303     423,053     473,603     592,247     554,873     201,475     49,748

------------------------------------------------------------------

                             2002       2001        2000        1999        1998        1997        1996        1995      1994
                             ----       ----        ----        ----        ----        ----        ----        ----      ----
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                      $15.104    $15.667     $15.135     $14.310     $13.550     $11.982     $10.626    $10.000(3)
Value at end of period        $14.27    $15.104     $15.667     $15.135     $14.310     $13.550     $11.982    $10.626
Number of accumulation
 units outstanding at end
 of period                   231,298    336,932     359,253     412,346     507,368     382,217     188,303     20,531
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                       $4.436     $5.831      $9.999(1)
Value at end of period         $2.57     $4.436      $5.831
Number of accumulation
 units outstanding at end
 of period                   287,488    394,229     276,443
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                      $18.388    $20.602     $18.930     $16.030     $13.261     $10.977(2)
Value at end of period        $13.44    $18.388     $20.602     $18.930     $16.030     $13.261
Number of accumulation
 units outstanding at end
 of period                   272,286    305,477     157,727     118,476     112,739      33,295
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                      $23.498    $24.969     $25.859     $20.657     $15.576     $12.917     $11.259    $10.000(2)
Value at end of period        $21.71    $23.498     $24.969     $25.859     $20.657     $15.576     $12.917    $11.259
Number of accumulation
 units outstanding at end
 of period                   874,405  1,038,256     960,790     760,024     447,035     241,028     127,631     34,072
JANUS ASPEN CAPITAL
APPRECIATION PORTFOLIO
Value at beginning of
 period                       $9.700(5)
Value at end of period         $8.32
Number of accumulation
 units outstanding at end
 of period                     6,808
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                      $11.672    $10.971     $10.455     $10.419     $10.054(2)
Value at end of period        $12.74    $11.672     $10.971     $10.455     $10.419
Number of accumulation
 units outstanding at end
 of period                   194,830    162,059      88,906      58,739      54,517
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                      $19.699    $26.504     $31.406     $22.086     $16.485     $13.599     $11.626    $10.000(2)
Value at end of period        $14.30    $19.699     $26.504     $31.406     $22.086     $16.485     $13.599    $11.626
Number of accumulation
 units outstanding at end
 of period                   650,992    827,887     955,552     773,103     465,446     376,501     250,918     78,126
JANUS ASPEN MID CAP
GROWTH PORTFOLIO
Value at beginning of
 period                      $18.127    $30.318     $45.025     $20.226     $15.254     $13.710     $12.861    $10.000(3)
Value at end of period        $12.90    $18.127     $30.318     $45.025     $20.226     $15.254     $13.710    $12.861
Number of accumulation
 units outstanding at end
 of period                 1,043,856  1,307,191   1,454,286   1,118,453     565,275     493,462     495,557    167,920
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                      $24.771    $32.342     $38.832     $23.910     $18.779     $15.566     $12.216    $10.000(1)
Value at end of period        $18.22    $24.771     $32.342     $38.832     $23.910     $18.779     $15.566    $12.216
Number of accumulation
 units outstanding at end
 of period                 1,166,146  1,480,954   1,661,140   1,490,250   1,360,741   1,206,175     526,646     65,384
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                       $9.703     $9.621(4)
Value at end of period         $7.85     $9.703
Number of accumulation
 units outstanding at end
 of period                    50,630      3,183
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                       $9.341     $8.988(2)
Value at end of period         $8.32     $9.341
Number of accumulation
 units outstanding at end
 of period                    56,099     11,047
OPPENHEIMER GLOBAL
SECURITIES FUND / VA
Value at beginning of
 period                      $14.137    $16.275     $15.681     $10.018      $9.865(2)
Value at end of period        $10.87    $14.137     $16.275     $15.681     $10.018
Number of accumulation
 units outstanding at end
 of period                   283,435    210,818     166,004      29,387      11,129

------------------------------------------------------------------

                             2002       2001        2000        1999        1998        1997        1996        1995      1994
                             ----       ----        ----        ----        ----        ----        ----        ----      ----
OPPENHEIMER STRATEGIC
BOND FUND / VA
Value at beginning of
 period                      $10.545    $10.185     $10.048      $9.895      $9.988(2)
Value at end of period        $11.19    $10.545     $10.185     $10.048      $9.895
Number of accumulation
 units outstanding at end
 of period                    77,913     63,326      29,298      20,573      13,885
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                       $9.610     $9.810(2)
Value at end of period         $7.99     $9.610
Number of accumulation
 units outstanding at end
 of period                    22,002      3,382
PIONEER FUND VCT
PORTFOLIO
Value at beginning of
 period                       $9.390(4)
Value at end of period         $7.53
Number of accumulation
 units outstanding at end
 of period                     8,956
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                       $9.961     $9.785(3)
Value at end of period         $8.73     $9.961
Number of accumulation
 units outstanding at end
 of period                    15,155      3,865

----------------------------------

  * This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during July 2002.
(3)  Funds were first received in this option during June 2002.
(4)  Funds were first received in this option during February 2002.
(5)  Funds were first received in this option during January 2002.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during September 2001.
(2)  Funds were first received in this option during July 2001.
(3)  Funds were first received in this option during August 2001.
(4)  Funds were first received in this option during December 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during June 1998.
(2)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during May 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1)  Funds were first available in this option during May 1995.
(2)  Funds were first available in this option during June 1995.
(3)  Funds were first available in this option during July 1995.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1)  Funds were first received in this option during May 1994.
(2)  Funds were first received in this option during April 1994.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
       FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE SEVEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                              2002       2001        2000        1999        1998        1997      1996       1995        1994
                              ----       ----        ----        ----        ----        ----      ----       ----        ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                      $12.871    $12.121    $13.762     $10.465(1)
Value at end of period         $6.87    $12.871    $12.121     $13.762
Number of accumulation
 units outstanding at end
 of period                     6,526          0         79          79
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                       $7.554     $9.903    $10.853(1)
Value at end of period         $6.30     $7.554     $9.903
Number of accumulation
 units outstanding at end
 of period                    20,312     19,314     19,412
AIM V.I. GROWTH FUND
Value at beginning of
 period                       $6.204     $9.493    $12.077     $10.207(1)
Value at end of period         $4.23     $6.204     $9.493     $12.077
Number of accumulation
 units outstanding at end
 of period                     1,136      1,135      1,149          14
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                       $8.397     $9.715    $11.514     $10.171(1)
Value at end of period         $5.79     $8.397     $9.715     $11.514
Number of accumulation
 units outstanding at end
 of period                     8,616      1,875      1,771         662
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                       $9.050(1)
Value at end of period         $8.92
Number of accumulation
 units outstanding at end
 of period                       628
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of
 period                      $21.741    $25.063    $27.150     $22.103     $17.201     $14.016    $11.689   $10.000(1)
Value at end of period        $19.48    $21.741    $25.063     $27.150     $22.103     $17.201    $14.016   $11.689
Number of accumulation
 units outstanding at end
 of period                    68,982      5,754     16,464      21,611      19,136      16,983     13,300     5,453
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of
 period                      $23.233    $24.729    $23.071     $21.948     $19.890     $15.705    $13.902   $10.409     $10.000(1)
Value at end of period        $19.07    $23.233    $24.729     $23.071     $21.948     $19.890    $15.705   $13.902     $10.409
Number of accumulation
 units outstanding at end
 of period                   138,866     75,694     84,691      94,759     114,565     162,627    194,798   118,679      43,852
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                      $26.050    $32.002    $36.363     $26.764     $19.409     $15.900    $14.023   $10.479     $10.000(2)
Value at end of period        $18.00    $26.050    $32.002     $36.363     $26.764     $19.409    $15.900   $14.023     $10.479
Number of accumulation
 units outstanding at end
 of period                    92,563     59,994     66,459      90,675      76,869      83,442     87,971    45,765      32,592
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                      $12.424    $15.943    $19.936     $14.140     $12.686     $11.503    $10.278    $9.480     $10.000(2)
Value at end of period         $9.79    $12.424    $15.943     $19.936     $14.140     $12.686    $11.503   $10.278      $9.480
Number of accumulation
 units outstanding at end
 of period                     7,754      8,057      9,199       8,089      15,876      23,721     35,293     4,284       5,098
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                      $10.070(1)
Value at end of period         $9.24
Number of accumulation
 units outstanding at end
 of period                     2,339

------------------------------------------------------------------

                              2002       2001        2000        1999        1998        1997      1996       1995        1994
                              ----       ----        ----        ----        ----        ----      ----       ----        ----
ING ALGER AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                       $7.710(2)
Value at end of period         $7.32
Number of accumulation
 units outstanding at end
 of period                     2,837
ING AMERICAN CENTURY SMALL
CAP VALUE PORTFOLIO
Value at beginning of
 period                       $8.270(2)
Value at end of period         $8.09
Number of accumulation
 units outstanding at end
 of period                     2,645
ING BARON SMALL CAP GROWTH
PORTFOLIO
Value at beginning of
 period                       $9.140(2)
Value at end of period         $8.69
Number of accumulation
 units outstanding at end
 of period                     2,737
ING DSI ENHANCED INDEX
PORTFOLIO
Value at beginning of
 period                       $8.460(2)
Value at end of period         $8.04
Number of accumulation
 units outstanding at end
 of period                     2,587
ING GOLDMAN
SACHS-REGISTERED TRADEMARK-
CAPITAL GROWTH PORTFOLIO
Value at beginning of
 period                       $8.350(1)
Value at end of period         $8.05
Number of accumulation
 units outstanding at end
 of period                     3,959
ING JPMORGAN FLEMING
INTERNATIONAL PORTFOLIO
Value at beginning of
 period                      $18.055    $24.997    $31.447     $20.081     $17.056     $16.844(1)
Value at end of period        $14.62    $18.055    $24.997     $31.447     $20.081     $17.056
Number of accumulation
 units outstanding at end
 of period                    48,136     32,985     35,392      34,626      27,591      34,030
ING JPMORGAN MID CAP VALUE
PORTFOLIO
Value at beginning of
 period                       $9.280(2)
Value at end of period         $9.17
Number of accumulation
 units outstanding at end
 of period                     2,696
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                      $10.709    $14.398    $15.447     $10.502      $9.473(1)
Value at end of period         $7.39    $10.709    $14.398     $15.447     $10.502
Number of accumulation
 units outstanding at end
 of period                    40,474      5,863     11,758      12,266      12,126
ING MFS GLOBAL GROWTH
PORTFOLIO
Value at beginning of
 period                       $8.560(2)
Value at end of period         $8.32
Number of accumulation
 units outstanding at end
 of period                     2,558
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                      $15.252    $19.503    $20.653     $16.844     $13.852     $14.124(1)
Value at end of period        $11.32    $15.252    $19.503     $20.653     $16.844     $13.852
Number of accumulation
 units outstanding at end
 of period                    32,279     10,200     10,200      12,985       5,155       1,447
ING OPCAP BALANCED VALUE
PORTFOLIO
Value at beginning of
 period                       $8.450(1)
Value at end of period         $8.35
Number of accumulation
 units outstanding at end
 of period                       673

------------------------------------------------------------------

                              2002       2001        2000        1999        1998        1997      1996       1995        1994
                              ----       ----        ----        ----        ----        ----      ----       ----        ----
ING SALOMON BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of
 period                      $14.919    $20.179    $28.661     $19.216     $14.991     $15.178(1)
Value at end of period         $9.54    $14.919    $20.179     $28.661     $19.216     $14.991
Number of accumulation
 units outstanding at end
 of period                    72,100     32,390     36,463      48,709      72,542      97,555
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                      $21.637    $24.380    $24.669     $20.400     $16.172     $15.848(1)
Value at end of period        $16.41    $21.637    $24.380     $24.669     $20.400     $16.172
Number of accumulation
 units outstanding at end
 of period                    33,398     24,854     30,566      43,662      47,436      44,362
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                      $22.827    $24.108    $24.523     $21.836     $18.889     $15.600    $13.703   $10.880     $10.951(2)
Value at end of period        $20.24    $22.827    $24.108     $24.523     $21.836     $18.889    $15.600   $13.703     $10.880
Number of accumulation
 units outstanding at end
 of period                   202,644     96,619     98,020     144,540     167,720     166,915    172,588   138,271      49,333
ING VP BOND PORTFOLIO
Value at beginning of
 period                      $16.248    $15.115    $13.945     $14.211     $13.293     $12.416    $12.125   $10.373     $10.367(3)
Value at end of period        $17.40    $16.248    $15.115     $13.945     $14.211     $13.293    $12.416   $12.125     $10.373
Number of accumulation
 units outstanding at end
 of period                   218,588     82,489     62,380      71,392     102,450      98,338     92,017    50,261      16,110
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                      $20.788    $25.772    $29.280     $25.225     $22.287     $17.357    $14.108   $10.791     $10.875(3)
Value at end of period        $15.41    $20.788    $25.772     $29.280     $25.225     $22.287    $17.357   $14.108     $10.791
Number of accumulation
 units outstanding at end
 of period                   538,742    331,651    481,222     488,810     548,039     461,571    405,331   273,578     110,420
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                      $15.024    $20.839    $23.940     $17.943     $13.183     $14.472(2)
Value at end of period        $10.55    $15.024    $20.839     $23.940     $17.943     $13.183
Number of accumulation
 units outstanding at end
 of period                    50,524      6,452     23,305      30,865      26,153       2,122
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of
 period                      $17.681    $20.707    $23.120     $18.815     $14.463     $11.406(3)
Value at end of period        $13.72    $17.681    $20.707     $23.120     $18.815     $14.463
Number of accumulation
 units outstanding at end
 of period                   160,223     27,451     66,254      56,950      45,787      10,121
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                      $14.427    $14.791    $13.477(2)
Value at end of period        $12.54    $14.427    $14.791
Number of accumulation
 units outstanding at end
 of period                    20,252      8,546      4,514
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of
 period                      $10.618    $10.489     $9.661      $9.414(2)
Value at end of period         $9.11    $10.618    $10.489      $9.661
Number of accumulation
 units outstanding at end
 of period                    19,957     16,834      1,442       1,062
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                       $8.664    $11.514    $14.618     $11.160(3)
Value at end of period         $6.28     $8.664    $11.514     $14.618
Number of accumulation
 units outstanding at end
 of period                     2,077      1,073      1,073       7,828
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                      $14.044    $13.669    $12.997     $12.512     $12.002     $11.510    $11.051   $10.541     $10.484(2)
Value at end of period        $14.11    $14.044    $13.669     $12.997     $12.512     $12.002    $11.510   $11.051     $10.541
Number of accumulation
 units outstanding at end
 of period                   459,877    190,821    258,757     348,708     190,680     137,699    173,308   145,629       9,736
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                      $19.160    $18.638    $17.665     $13.657     $13.664     $11.541(4)
Value at end of period        $14.54    $19.160    $18.638     $17.665     $13.657     $13.664
Number of accumulation
 units outstanding at end
 of period                    52,478      2,885     22,613      20,668      20,254      13,843

------------------------------------------------------------------

                              2002       2001        2000        1999        1998        1997      1996       1995        1994
                              ----       ----        ----        ----        ----        ----      ----       ----        ----
ING VP STRATEGIC
ALLOCATION BALANCED
PORTFOLIO
Value at beginning of
 period                      $15.445    $16.799    $16.923     $15.532     $14.835     $12.763    $10.868   $10.000(2)
Value at end of period        $13.81    $15.445    $16.799     $16.923     $15.532     $14.835    $12.763   $10.868
Number of accumulation
 units outstanding at end
 of period                    18,977     18,902     18,918      39,125      35,562      20,404     15,074     2,394
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning of
 period                      $15.914    $18.200    $18.533     $16.395     $15.900     $13.415    $10.982   $10.000(2)
Value at end of period        $13.57    $15.914    $18.200     $18.533     $16.395     $15.900    $13.415   $10.982
Number of accumulation
 units outstanding at end
 of period                    54,453      8,989     12,362      11,214      21,004      20,154     28,982    15,055
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning of
 period                      $15.202    $15.753    $15.203     $14.360     $13.583     $12.000    $10.631   $10.000(3)
Value at end of period        $14.38    $15.202    $15.753     $15.203     $14.360     $13.583    $12.000   $10.631
Number of accumulation
 units outstanding at end
 of period                    48,487     15,761     17,675      43,422      76,396      77,495     19,864    17,106
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                       $4.443     $3.266(1)
Value at end of period         $2.58     $4.443
Number of accumulation
 units outstanding at end
 of period                    80,342      2,277
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                      $18.476    $20.679    $18.982     $16.754(4)  $13.271     $12.904(5)
Value at end of period        $13.52    $18.476    $20.679     $18.982     $16.057     $13.271
Number of accumulation
 units outstanding at end
 of period                    65,922      5,522      2,242       2,242           0       1,510
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                      $23.652    $25.109    $25.978     $20.731     $15.616     $12.938    $11.265   $10.000(2)
Value at end of period        $21.87    $23.652    $25.109     $25.978     $20.731     $15.616    $12.938   $11.265
Number of accumulation
 units outstanding at end
 of period                   126,073     73,228     85,789      73,950      22,911      24,214     15,488     9,383
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                      $11.650(3)
Value at end of period        $12.80
Number of accumulation
 units outstanding at end
 of period                    21,869
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                      $19.829    $26.652    $31.550     $22.165     $16.528     $13.621    $11.633   $10.000(2)
Value at end of period        $14.41    $19.829    $26.652     $31.550     $22.165     $16.528    $13.621   $11.633
Number of accumulation
 units outstanding at end
 of period                    33,463     44,920     54,279      44,364      33,676       7,407      6,308     3,238
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of
 period                      $18.249    $30.490    $45.235     $20.300     $15.295     $13.733    $12.869   $10.000(1)
Value at end of period        $13.00    $18.249    $30.490     $45.235     $20.300     $15.295    $13.733   $12.869
Number of accumulation
 units outstanding at end
 of period                    66,715     52,073     58,338      57,150      15,876      13,373     24,366    22,050
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                      $24.936    $32.523    $39.011     $23.996     $18.828     $15.592    $12.223   $10.000(1)
Value at end of period        $18.36    $24.936    $32.523     $39.011     $23.996     $18.828    $15.592   $12.223
Number of accumulation
 units outstanding at end
 of period                    82,738     30,178     66,342      58,658      74,104      59,450     33,350     2,617
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                      $10.130(3)
Value at end of period         $7.87
Number of accumulation
 units outstanding at end
 of period                    28,771
LORD ABBETT MID CAP VALUE
PORTFOLIO
Value at beginning of
 period                       $8.970(4)
Value at end of period         $8.33
Number of accumulation
 units outstanding at end
 of period                    63,699

------------------------------------------------------------------

                              2002       2001        2000        1999        1998        1997      1996       1995        1994
                              ----       ----        ----        ----        ----        ----      ----       ----        ----
OPPENHEIMER GLOBAL
SECURITIES FUND / VA
Value at beginning of
 period                      $14.189    $16.319    $15.707     $10.923(1)
Value at end of period        $10.92    $14.189    $16.319     $15.707
Number of accumulation
 units outstanding at end
 of period                    20,158     15,615     15,425         658
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                       $9.930(3)
Value at end of period         $8.00
Number of accumulation
 units outstanding at end
 of period                    28,883
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                       $8.690(5)
Value at end of period         $8.75
Number of accumulation
 units outstanding at end
 of period                    26,331

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during July 2002.
(2)  Funds were first received in this option during August 2002.
(3)  Funds were first received in this option during March 2002.
(4)  Funds were first received in this option during January 2002.
(5) Funds were first received in this option during November 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during September 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during January 2000.
(2) Funds were first received in this option during March 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during December 1999.
(3)  Funds were first received in this option during October 1999.
(4) Funds were first received in this option during September 1999. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1) Funds were first received in this option during November 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during October 1997.
(3)  Funds were first received in this option during January 1997.
(4)  Funds were first received in this option during June 1997.
(5) Funds were first received in this option during August 1997. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1)  Funds were first available in this option during May 1995.
(2)  Funds were first available in this option during June 1995.
(3) Funds were first available in this option during July 1995. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1)  Funds were first received in this option during September 1994.
(2)  Funds were first received in this option during November 1994.
(3)  Funds were first received in this option during October 1994.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
                   1992 CONTRACTS ISSUED PRIOR TO MARCH 1994*
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                       2002        2001       2000       1999       1998       1997       1996       1995        1994        1993
                       ----        ----       ----       ----       ----       ----       ----       ----        ----        ----
AIM V.I. PREMIER
EQUITY FUND
Value at beginning
 of period             $8.584      $9.942     $11.650(1)
Value at end of
 period                 $5.91      $8.584      $9.942
Number of
 accumulation
 units outstanding
 at end of period         166          53          18
CALVERT SOCIAL
BALANCED
PORTFOLIO
Value at beginning
 of period            $26.491     $28.827     $30.131    $27.186    $23.675    $19.965    $17.951    $13.990     $14.640     $13.726
Value at end of
 period                $22.98     $26.491     $28.827    $30.131    $27.186    $23.675    $19.965    $17.951     $13.990     $14.640
Number of
 accumulation
 units outstanding
 at end of period      18,579      19,629      17,779    880,319    917,567    929,282    898,279    856,361     743,464     705,415
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning
 of period            $21.749     $25.097     $27.214    $22.177    $17.276    $14.092    $11.763    $10.000(1)
Value at end of
 period                $19.47     $21.749     $25.097    $27.214    $22.177    $17.276    $14.092    $11.763
Number of
 accumulation
 units outstanding
 at end of period       2,568       2,117       1,721  3,780,287  3,333,320  2,706,862  1,522,169    525,476
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME
PORTFOLIO
Value at beginning
 of period            $19.298     $20.561     $19.201    $18.285    $16.587    $13.110    $11.617    $10.000(1)
Value at end of
 period                $15.83     $19.298     $20.561    $19.201    $18.285    $16.587    $13.110    $11.617
Number of
 accumulation
 units outstanding
 at end of period         396         916         876  2,271,494  2,533,673  2,139,178  1,454,755    628,582
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning
 of period            $18.832     $23.158     $26.340    $19.406    $14.087    $11.843(1)
Value at end of
 period                $13.00     $18.832     $23.158    $26.340    $19.406    $14.087
Number of
 accumulation
 units outstanding
 at end of period         461         289         163         78         72         29
ING JPMORGAN
FLEMING
INTERNATIONAL
PORTFOLIO
Value at beginning
 of period            $18.672     $25.876     $32.585    $20.829    $17.709    $17.490(2)
Value at end of
 period                $15.11     $18.672     $25.876    $32.585    $20.829    $17.709
Number of
 accumulation
 units outstanding
 at end of period      27,815      33,687      35,301  2,807,485  2,962,631  3,237,710
ING MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning
 of period            $29.828     $40.144     $43.112    $29.339    $23.440    $23.106(2)
Value at end of
 period                $20.57     $29.828     $40.144    $43.112    $29.339    $23.440
Number of
 accumulation
 units outstanding
 at end of period      49,978      52,756      54,583  2,448,587  2,244,308  2,018,219
ING MFS RESEARCH
EQUITY PORTFOLIO
Value at beginning
 of period            $13.116     $16.788     $17.796    $14.528    $11.960    $12.195(2)
Value at end of
 period                 $9.73     $13.116     $16.788    $17.796    $14.528    $11.960
Number of
 accumulation
 units outstanding
 at end of period      64,675      75,613      78,522    194,296  1,379,653    232,418
ING SALOMON
BROTHERS
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period            $14.914     $20.194     $28.710    $19.268    $15.046    $15.236(2)
Value at end of
 period                 $9.53     $14.914     $20.194    $28.710    $19.268    $15.046
Number of
 accumulation
 units outstanding
 at end of period      97,563     101,413      96,466  3,024,975  3,101,880  2,707,904
ING T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning
 of period            $22.131     $24.962     $25.283    $20.929    $16.608    $16.276(2)
Value at end of
 period                $16.76     $22.131     $24.962    $25.283    $20.929    $16.608
Number of
 accumulation
 units outstanding
 at end of period         528         383         199  1,549,310  1,564,888  1,317,058
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period            $29.730     $31.424     $32.002    $28.524    $24.700    $20.419    $17.954    $14.270     $14.519     $13.379
Value at end of
 period                $26.33     $29.730     $31.424    $32.002    $28.524    $24.700    $20.419    $17.954     $14.270     $14.519
Number of
 accumulation
 units outstanding
 at end of period      35,681      35,756     148,870  2,155,445  2,294,877  2,160,305  2,716,641  9,193,181  21,990,186  30,784,750

------------------------------------------------------------------

                       2002        2001       2000       1999       1998       1997       1996       1995        1994        1993
                       ----        ----       ----       ----       ----       ----       ----       ----        ----        ----
ING VP BOND
PORTFOLIO
Value at beginning
 of period            $62.489     $58.190     $53.738    $54.819    $51.330    $47.992    $46.913    $40.173     $42.283     $39.038
Value at end of
 period                $66.86     $62.489     $58.190    $53.738    $54.819    $51.330    $47.992    $46.913     $40.173     $42.283
Number of
 accumulation
 units outstanding
 at end of period      10,637      11,856       6,930    867,416    994,987    959,336    835,724  2,377,622   5,108,720   8,210,666
ING VP GROWTH AND
INCOME PORTFOLIO
Value at beginning
 of period           $201.929    $250.600    $284.994   $245.765   $217.359   $169.448   $137.869   $105.558    $107.925    $102.383
Value at end of
 period               $149.58    $201.929    $250.600   $284.994   $245.765   $217.359   $169.448   $137.869    $105.558    $107.925
Number of
 accumulation
 units outstanding
 at end of period      10,050      10,924      11,885  1,555,542  1,747,097  1,826,355  2,071,139  6,364,000  13,966,072  21,148,863
ING VP GROWTH
PORTFOLIO
Value at beginning
 of period            $11.351     $15.760     $18.124    $13.597    $11.392(1)
Value at end of
 period                 $7.97     $11.351     $15.760    $18.124    $13.597
Number of
 accumulation
 units outstanding
 at end of period         568         675         840        781         17
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period            $17.587     $20.618     $23.044    $18.772    $14.444    $14.493(3)
Value at end of
 period                $13.63     $17.587     $20.618    $23.044    $18.772    $14.444
Number of
 accumulation
 units outstanding
 at end of period       1,205         884         529  2,748,955  1,302,825     17,771
ING VP INDEX PLUS
MIDCAP PORTFOLIO
Value at beginning
 of period            $14.965     $14.669(1)   $12.967   $11.338     $9.928(2)
Value at end of
 period                $12.99     $14.965     $13.325    $12.967    $11.338
Number of
 accumulation
 units outstanding
 at end of period          31           9           0     73,984     35,201
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period             $9.620(1)              $10.019     $9.157    $10.193(2)
Value at end of
 period                 $9.42                 $10.234    $10.019     $9.157
Number of
 accumulation
 units outstanding
 at end of period          29                       0    118,433     81,388
ING VP MONEY
MARKET PORTFOLIO
Value at beginning
 of period            $47.989     $46.754     $44.501    $42.883    $41.174    $39.528    $37.988    $36.271     $35.282     $34.619
Value at end of
 period                $48.16     $47.989     $46.754    $44.501    $42.883    $41.174    $39.528    $37.988     $36.271     $35.282
Number of
 accumulation
 units outstanding
 at end of period       4,469       4,461       3,601    845,679    564,537    455,502    597,656  1,836,260   3,679,802   5,086,515
ING VP STRATEGIC
ALLOCATION
BALANCED PORTFOLIO
Value at beginning
 of period            $14.991     $16.322     $16.458    $15.120    $14.456    $12.577(4)
Value at end of
 period                $13.39     $14.991     $16.322    $16.458    $15.120    $14.456
Number of
 accumulation
 units outstanding
 at end of period          35          35          30     30,738     31,468        873
ING VP STRATEGIC
ALLOCATION GROWTH
PORTFOLIO
Value at beginning
 of period            $15.374     $17.601     $17.940    $15.886    $15.422    $13.291(4)
Value at end of
 period                $13.09     $15.374     $17.601    $17.940    $15.886    $15.422
Number of
 accumulation
 units outstanding
 at end of period         262         203         149     33,852     21,430        380
ING VP STRATEGIC
ALLOCATION INCOME
PORTFOLIO
Value at beginning
 of period            $15.039     $15.599     $15.070    $14.248    $13.491    $12.296(5)
Value at end of
 period                $14.21     $15.039     $15.599    $15.070    $14.248    $13.491
Number of
 accumulation
 units outstanding
 at end of period         803         621         490     46,462     95,526      2,279
ING VP VALUE
OPPORTUNITY
PORTFOLIO
Value at beginning
 of period            $11.050(2)              $14.274    $12.088    $11.472(2)
Value at end of
 period                $10.14                 $13.820    $14.274    $12.088
Number of
 accumulation
 units outstanding
 at end of period          60                       0     74,768     33,957
JANUS ASPEN
BALANCED PORTFOLIO
Value at beginning
 of period            $22.652     $24.071     $24.929    $19.914    $15.016    $12.453    $10.853    $10.000(2)
Value at end of
 period                $20.93     $22.652     $24.071    $24.929    $19.914    $15.016    $12.453    $10.853
Number of
 accumulation
 units outstanding
 at end of period         839         675         592        476      3,698      7,873        231        161
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at beginning
 of period            $17.419     $16.372     $15.601    $15.548    $14.430    $13.074    $12.124     $9.911     $10.000(2)
Value at end of
 period                $19.00     $17.419     $16.372    $15.601    $15.548    $14.430    $13.074    $12.124      $9.911
Number of
 accumulation
 units outstanding
 at end of period       9,149       6,498       2,254      6,629      8,967      5,211      3,761      3,345       1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period            $20.094     $27.035     $32.036    $22.529    $16.816    $13.872    $11.859    $10.000(2)
Value at end of
 period                $14.58     $20.094     $27.035    $32.036    $22.529    $16.816    $13.872    $11.859
Number of
 accumulation
 units outstanding
 at end of period       1,870       1,949       1,534  2,721,885  1,354,047  1,109,942    663,945    109,717

------------------------------------------------------------------

                       2002        2001       2000       1999       1998       1997       1996       1995        1994        1993
                       ----        ----       ----       ----       ----       ----       ----       ----        ----        ----
JANUS ASPEN MID
CAP GROWTH
PORTFOLIO
Value at beginning
 of period            $21.598     $36.122     $53.644    $24.098    $18.174    $16.334    $15.323    $12.169     $10.000(1)
Value at end of
 period                $15.37     $21.598     $36.122    $53.644    $24.098    $18.174    $16.334    $15.323     $12.169
Number of
 accumulation
 units outstanding
 at end of period      71,524      73,818      82,204  3,274,450  2,142,130  1,939,607  1,893,718  1,280,953     393,553
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning
 of period            $24.654     $32.189     $38.648    $23.797    $18.690    $15.493    $12.158    $10.000(2)
Value at end of
 period                $18.14     $24.654     $32.189    $38.648    $23.797    $18.690    $15.493    $12.158
Number of
 accumulation
 units outstanding
 at end of period       2,880       2,206       1,678  5,548,674  4,687,167  3,873,511  2,090,908    314,653
OPPENHEIMER GLOBAL
SECURITIES
FUND / VA
Value at beginning
 of period            $14.538     $16.737     $16.126    $10.303    $10.077(3)
Value at end of
 period                $11.18     $14.538     $16.737    $16.126    $10.303
Number of
 accumulation
 units outstanding
 at end of period          87          67          44     59,571     20,548
OPPENHEIMER
STRATEGIC BOND
FUND / VA
Value at beginning
 of period                                    $10.089     $9.935    $10.055(2)
Value at end of
 period                                       $10.095    $10.089     $9.935
Number of
 accumulation
 units outstanding
 at end of period                                   0    173,219    100,555

----------------------------------

  * This table applies to 1992 internal rollover contracts issued prior to March 23, 1994 and 1992 contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued prior to March 29, 1994.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during August 2002.
(2)  Funds were first received in this option during July 2002.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during July 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during September 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during January 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during December 1997.
(4)  Funds were first received in this option during February 1997.
(5)  Funds were first received in this option during May 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(2) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.

                       PLEASE ATTACH TO YOUR APPLICATION
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 1, 2003 FOR INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS, AS WELL AS THE CURRENT PROSPECTUS PERTAINING TO THE GUARANTEED ACCUMULATION ACCOUNT, IF APPLICABLE.

____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75988-03) DATED MAY 1, 2003.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75988-03

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

     Individual Deferred Fixed or Variable Annuity Contracts for Individual
           Retirement Annuities under Section 408(b), Roth Individual
             Retirement Annuities under Section 408A and Simplified
                   Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2003.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                      Page
General Information and History                                                         2
Variable Annuity Account C                                                              2
Offering and Purchase of Contracts                                                      3
Performance Data                                                                        4
    Genera                                                                              4
    Average Annual Total Return Quotations                                              5
Income Phase Payments                                                                  18
Sales Material and Advertising                                                         19
Independent Auditors                                                                   19
Financial Statements of the Separate Account                                          S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries       F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


As of December 31, 2002, the Company and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company or its affiliate ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2001.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class) Fidelity(R) VIP Equity-Income Portfolio (Initial Class) Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class) ING Baron Small Cap Growth Portfolio (Service Class)
ING DSI Enhanced Index Portfolio (Service Class)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (2) ING JPMorgan Fleming International Portfolio (Initial Class)
    (formerly ING Scudder International Growth Portfolio)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Research Equity Portfolio (Initial Class)
    (formerly ING MFS Research Portfolio)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
    (formerly ING MFS Emerging Equities Portfolio)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)
    (formerly ING Salomon Brothers Capital Portfolio)
ING Salomon Brothers Investors Value Portfolio (Service Class) ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS Tactical Asset Allocation Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Growth and Income Portfolio (Class R)
ING VP Growth Opportunities Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio (Class R)
ING VP Index Plus MidCap Portfolio (Class R)
ING VP Index Plus SmallCap Portfolio (Class R)
ING VP International Equity Portfolio (Class R)
ING VP International Value Portfolio (Class R)
ING VP MidCap Opportunities Portfolio (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
ING VP SmallCap Opportunities Portfolio (Class R)
ING VP Strategic Allocation Balanced Portfolio (Class R)
    (formerly ING VP Crossroads Portfolio)
ING VP Strategic Allocation Growth Portfolio (Class R)
    (formerly ING VP Ascent Portfolio)
ING VP Strategic Allocation Income Portfolio (Class R)
    (formerly ING VP Legacy Portfolio)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)

Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares) Janus Aspen Flexible Income Portfolio (Institutional Shares) Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
    (formerly Janus Aspen Aggressive Growth Portfolio)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) Lord Abbett Growth and Income Portfolio (Class VC)
Lord Abbett Mid-Cap Value Portfolio (Class VC)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

(1) Goldman Sachs(R)is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase " and "Your Account Value."

                                PERFORMANCE DATA

GENERAL
From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied under a deferred annuity contract to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                         TR = ((ERV/P) POWER OF 1/N) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the
    period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., 1.25% mortality and expense risk charge, $25 annual maintenance fee (converted to a percentage of assets equal to 0.119%) and early withdrawal charges as described below). Table I reflects the early withdrawal charge schedule of 1% during the first contract year and 0% thereafter as shown in Schedule A of the prospectus, Table II reflects the early withdrawal charge of 5% grading down to 0% after nine contract years as shown in Schedule B of the prospectus and Table III reflects the early withdrawal charge of 6% grading down to 0% after seven years as shown in Schedule C of the prospectus. These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994 the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING Salomon Brothers Aggressive Growth Portfolio(Initial Class), ING MFS Research Equity Portfolio (Initial Class), ING JPMorgan Fleming International Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc.
(IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                         TABLE I                                                                                       UNDER THE
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                                STANDARDIZED                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (25.42%)                              (9.52%)      05/07/1999
AIM V.I. Core Equity Fund (Series I)                                (16.75%)                             (11.18%)      05/10/1999
AIM V.I. Growth Fund (Series I)                                     (31.95%)                             (20.04%)      05/04/1999
AIM V.I. Premier Equity Fund (Series I)                             (31.25%)                             (13.52%)      05/05/1999
Calvert Social Balanced Portfolio(1)                                (13.36%)     (0.71%)      5.16%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)               (10.60%)      2.30%                    9.13%       05/31/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)              (18.10%)     (1.05%)                   7.63%       05/31/1994
Fidelity(R)VIP Growth Portfolio (Initial Class)                     (31.09%)     (1.71%)                   6.81%       05/31/1994
Fidelity(R)VIP Overseas Portfolio (Initial Class)                   (21.39%)     (5.26%)                  (0.19%)      05/31/1994
Franklin Small Cap Value Securities Fund (Class 2)                  (10.51%)                              (5.49%)      08/31/2001
ING Alger Aggressive Growth Portfolio (Service Class)                                                    (24.09%)      05/07/2002
ING Alger Growth Portfolio (Service Class)                                                               (23.49%)      05/07/2002
ING American Century Small Cap Value Portfolio (Service Class)                                           (20.32%)      05/02/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                     (13.25%)      05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                                                         (19.88%)      05/15/2002
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)                                             (19.78%)      05/16/2002

ING JPMorgan Fleming International Portfolio (Initial Class)        (19.22%)     (3.25%)                  (2.96%)      11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)    (19.22%)     (3.25%)      4.17%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                      (8.96%)      05/03/2002

ING MFS Capital Opportunities Portfolio (Initial Class)             (31.15%)     (2.69%)                  (2.37%)      11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (31.15%)     (2.70%)      4.15%

ING MFS Global Growth Portfolio (Service Class)                                                          (17.41%)      05/03/2002

ING MFS Research Equity Portfolio (Initial Class)                   (25.95%)     (4.16%)                  (4.46%)      11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(2) (25.95%)     (4.17%)      0.02%

ING OpCap Balanced Value Portfolio (Service Class)                                                       (15.54%)      05/23/2002
ING PIMCO Total Return Portfolio (Service Class)                                                           7.06%       05/03/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (36.23%)     (8.85%)                  (8.93%)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (36.23%)     (8.85%)                  (0.50%)      09/30/1993

ING Salomon Brothers Fundamental Value Portfolio (Service Class)                                         (23.00%)      05/21/2002
ING Salomon Brothers Investors Value Portfolio (Service Class)                                           (19.19%)      05/07/2002

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (24.37%)      0.07%                    0.46%       11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (24.37%)      0.07%                    8.02%       10/31/1994

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                              (19.96%)      05/15/2002
ING Van Kampen Comstock Portfolio (Service Shares)                                                       (16.27%)      05/06/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (11.54%)      1.17%       6.89%
ING VP Bond Portfolio (Class R)(1)                                    6.87%       5.31%       5.40%
ING VP Growth and Income Portfolio (Class R)(1)                     (26.05%)     (7.32%)      3.75%
ING VP Growth Opportunities Portfolio (Class R)                     (32.54%)                             (32.54%)      12/31/2001
ING VP Growth Portfolio (Class R)                                   (29.95%)     (4.57%)                  (1.07%)      05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                      (22.62%)     (1.27%)                   4.29%       10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                        (13.31%)                               4.51%       05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                      (14.41%)                              (2.19%)      05/04/1998
ING VP International Equity Portfolio (Class R)                     (27.71%)                             (10.06%)      05/04/1998
ING VP International Value Portfolio (Class R)                      (16.54%)                             (13.79%)      07/26/2001
ING VP MidCap Opportunities Portfolio (Class R)                     (26.91%)                             (23.31%)      08/02/2001
ING VP Money Market Portfolio (Class R)(1)(3)                         0.24%       3.07%       3.24%
ING VP Small Company Portfolio (Class R)                            (24.30%)      1.03%                    4.36%       05/30/1997
ING VP SmallCap Opportunities Portfolio (Class R)                   (44.41%)                             (39.24%)      08/03/2001
ING VP Strategic Allocation Balanced Portfolio (Class R)            (10.78%)     (1.64%)                   4.19%       07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)              (14.95%)     (3.34%)                   3.94%       07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)              (5.65%)       0.92%                    4.92%       07/05/1995
ING VP Technology Portfolio (Class R)                               (42.13%)                             (40.02%)      05/01/2000
ING VP Value Opportunity Portfolio (Class R)                        (27.00%)      0.16%                    3.58%       05/30/1997

                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                         TABLE I                                                                                       UNDER THE
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                                STANDARDIZED                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)               (7.73%)       6.75%                   10.54%       06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)         (17.09%)                             (17.85%)      02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)          8.98%       5.54%                    8.03%       10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)                 (27.54%)     (2.93%)                   4.43%       06/30/1995
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (28.95%)     (3.41%)                   5.15%       06/30/1994
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (26.55%)     (0.72%)                   8.01%       05/31/1995
Lord Abbett Growth and Income Portfolio (Class VC)                  (19.17%)                              (7.11%)      09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (11.02%)                              (5.35%)      07/26/2001
Oppenheimer Global Securities Fund/VA                               (23.22%)                               1.52%       05/04/1998
Oppenheimer Strategic Bond Fund/VA                                    5.99%                                2.29%       05/07/1998
Pioneer Equity Income VCT Portfolio (Class I)                       (16.99%)                             (13.47%)      07/26/2001
Pioneer Fund VCT Portfolio (Class I)                                (20.16%)                              (9.07%)      09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (12.43%)                              (7.94%)      08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.28%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 1% early withdrawal charge.


                    TABLE I (PART 2)
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                                  NON-STANDARDIZED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       3 YEAR      5 YEAR      10 YEARS   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (25.42%)     (20.86%)     (3.59%)                   5.88%
AIM V.I. Core Equity Fund (Series I)                                (16.75%)     (18.88%)     (2.28%)                   6.40%
AIM V.I. Growth Fund (Series I)                                     (31.95%)     (29.68%)     (9.28%)                   2.40%
AIM V.I. Premier Equity Fund (Series I)                             (31.25%)     (20.68%)     (3.52%)                   6.39%
Calvert Social Balanced Portfolio(1)                                (13.36%)      (8.75%)     (0.71%)      5.16%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)               (10.60%)     (10.68%)      2.30%                    10.76%
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)          (18.10%)      (6.36%)     (1.05%)      8.31%
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)                 (31.09%)     (21.09%)     (1.71%)      6.97%
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)               (21.39%)     (21.30%)     (5.26%)      3.28%
Franklin Small Cap Value Securities Fund (Class 2)                  (10.51%)       7.42%                               (0.95%)
ING Alger Aggressive Growth Portfolio (Service Class)               (31.17%)                                          (28.31%)
ING Alger Growth Portfolio (Service Class)                          (34.05%)                                          (31.93%)
ING American Century Small Cap Value Portfolio (Service Class)                                                        (19.28%)
ING Baron Small Cap Growth Portfolio (Service Class)                                                                  (13.25%)
ING DSI Enhanced Index Portfolio (Service Class)                    (23.97%)                                          (22.35%)
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)        (25.89%)                                          (24.09%)

ING JPMorgan Fleming International Portfolio (Initial Class)        (19.22%)     (22.72%)     (3.25%)                  (2.96%)
Scudder VLIF International/ING JPMorgan Fleming International(2)    (19.22%)     (22.73%)     (3.25%)      4.17%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                                   (8.42%)

ING MFS Capital Opportunities Portfolio (Initial Class)             (31.15%)     (21.98%)     (2.69%)                  (2.40%)
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (31.15%)     (21.98%)     (2.70%)      4.15%

ING MFS Global Growth Portfolio (Service Class)                                                                       (16.92%)

ING MFS Research Equity Portfolio (Initial Class)                   (25.95%)     (18.35%)     (4.16%)                  (4.46%)
American Century VP Capital Appreciation/ING MFS Research           (25.95%)     (18.35%)     (4.17%)      0.02%

  Equity(2)
ING OpCap Balanced Value Portfolio (Service Class)                  (22.33%)                                          (21.56%)
ING PIMCO Total Return Portfolio (Service Class)                                                                        7.06%

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (36.23%)     (30.88%)     (8.85%)                  (8.93%)
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (36.23%)     (30.88%)     (8.85%)      0.45%

ING Salomon Brothers Fundamental Value Portfolio (Service Class)    (25.68%)                                          (22.88%)
ING Salomon Brothers Investors Value Portfolio (Service Class)      (23.92%)                                          (21.74%)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (24.37%)     (12.92%)      0.07%                    0.46%
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (24.37%)     (12.92%)      0.07%       8.74%
ING UBS Tactical Asset Allocation Portfolio (Service Class)         (24.20%)                                          (22.61%)
ING Van Kampen Comstock Portfolio (Service Shares)                                                                    (17.04%)

ING VP Balanced Portfolio, Inc. (Class R)(1)                        (11.54%)      (6.41%)      1.17%       6.89%
ING VP Bond Portfolio (Class R)(1)                                    6.87%        7.43%       5.31%       5.40%
ING VP Growth and Income Portfolio (Class R)(1)                     (26.05%)     (19.46%)     (7.32%)      3.75%
ING VP Growth Opportunities Portfolio (Class R)                     (32.54%)                                          (31.69%)
ING VP Growth Portfolio (Class R)                                   (29.95%)     (24.09%)     (4.57%)                   0.88%
ING VP Index Plus LargeCap Portfolio (Class R)                      (22.62%)     (16.18%)     (1.27%)                   4.93%
ING VP Index Plus MidCap Portfolio (Class R)                        (13.31%)      (0.06%)      6.94%                    7.60%
ING VP Index Plus SmallCap Portfolio (Class R)                      (14.41%)      (2.16%)     (0.08%)                   0.75%
ING VP International Equity Portfolio (Class R)                     (27.71%)     (24.74%)     (5.67%)                  (5.14%)
ING VP International Value Portfolio (Class R)                      (16.54%)      (9.56%)      4.82%                    4.60%
ING VP MidCap Opportunities Portfolio (Class R)                     (26.91%)                                          (26.87%)
ING VP Money Market Portfolio (Class R)(1)(3)                         0.24%        2.55%       3.07%       3.24%
ING VP Small Company Portfolio (Class R)                            (24.30%)      (6.49%)      1.03%                    5.93%
ING VP SmallCap Opportunities Portfolio (Class R)                   (44.41%)     (27.16%)      1.28%                    5.97%
ING VP Strategic Allocation Balanced Portfolio (Class R)            (10.78%)      (6.76%)     (1.64%)                   4.19%
ING VP Strategic Allocation Growth Portfolio (Class R)              (14.95%)     (10.08%)     (3.34%)                   3.94%
ING VP Strategic Allocation Income Portfolio (Class R)               (5.65%)      (2.07%)      0.92%                    4.92%
ING VP Technology Portfolio (Class R)                               (42.13%)                                          (40.02%)
ING VP Value Opportunity Portfolio (Class R)                        (27.00%)     (10.90%)      0.16%                    5.90%
Janus Aspen Balanced Portfolio (Institutional Shares)                (7.73%)      (5.78%)      6.75%                   10.37%

                                                                         FUND
                    TABLE I (PART 2)                                  INCEPTION
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                  DATE
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                         05/05/1993
AIM V.I. Core Equity Fund (Series I)                                  05/02/1994
AIM V.I. Growth Fund (Series I)                                       05/05/1993
AIM V.I. Premier Equity Fund (Series I)                               05/05/1993
Calvert Social Balanced Portfolio(1)
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)                 01/03/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)
Franklin Small Cap Value Securities Fund (Class 2)                    05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)                 12/10/2001
ING Alger Growth Portfolio (Service Class)                            12/10/2001
ING American Century Small Cap Value Portfolio (Service Class)        05/01/2002
ING Baron Small Cap Growth Portfolio (Service Class)                  05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                      12/10/2001
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)          12/10/2001

ING JPMorgan Fleming International Portfolio (Initial Class)          11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)

ING JPMorgan Mid Cap Value Portfolio (Service Class)                  05/01/2002

ING MFS Capital Opportunities Portfolio (Initial Class)               11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)

ING MFS Global Growth Portfolio (Service Class)                       05/01/2002

ING MFS Research Equity Portfolio (Initial Class)                     11/28/1997
American Century VP Capital Appreciation/ING MFS Research
  Equity(2)

ING OpCap Balanced Value Portfolio (Service Class)                    12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                      05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)      12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)        12/10/2001

ING T. Rowe Price Growth Equity Portfolio (Initial Class)             11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)

ING UBS Tactical Asset Allocation Portfolio (Service Class)           12/10/2001
ING Van Kampen Comstock Portfolio (Service Shares)                    05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)
ING VP Bond Portfolio (Class R)(1)
ING VP Growth and Income Portfolio (Class R)(1)
ING VP Growth Opportunities Portfolio (Class R)                       04/30/2000
ING VP Growth Portfolio (Class R)                                     12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)                        09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)                          12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)                        12/19/1997
ING VP International Equity Portfolio (Class R)                       12/22/1997
ING VP International Value Portfolio (Class R)                        08/08/1997
ING VP MidCap Opportunities Portfolio (Class R)                       04/30/2000
ING VP Money Market Portfolio (Class R)(1)(3)
ING VP Small Company Portfolio (Class R)                              12/27/1996
ING VP SmallCap Opportunities Portfolio (Class R)                     05/06/1994
ING VP Strategic Allocation Balanced Portfolio (Class R)              07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)                07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)                07/05/1995
ING VP Technology Portfolio (Class R)                                 05/01/2000
ING VP Value Opportunity Portfolio (Class R)                          12/13/1996
Janus Aspen Balanced Portfolio (Institutional Shares)                 09/13/1993


                    TABLE I (PART 2)
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                                   NON-STANDARDIZED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR      5 YEAR      10 YEARS   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)     (17.09%)     (19.88%)      5.45%                    9.12%
Janus Aspen Flexible Income Portfolio (Institutional Shares)          8.98%        6.68%       5.54%                    6.92%
Janus Aspen Growth Portfolio (Institutional Shares)                 (27.54%)     (23.19%)     (2.93%)                   5.45%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (28.95%)     (34.19%)     (3.41%)                   5.80%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (26.55%)     (22.41%)     (0.72%)                   8.91%
Lord Abbett Growth and Income Portfolio (Class VC) (1)              (19.17%)      (5.30%)      1.73%       8.79%
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (11.02%)      12.59%                               10.82%
Oppenheimer Global Securities Fund/VA(1)                            (23.22%)     (11.61%)      3.98%      10.40%
Oppenheimer Strategic Bond Fund/VA                                    5.99%        3.53%       2.70%                    4.37%
Pioneer Equity Income VCT Portfolio (Class I)                       (16.99%)      (4.79%)      0.70%                    8.68%
Pioneer Fund VCT Portfolio (Class I)                                (20.16%)     (11.17%)     (0.06%)                   0.94%
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (12.43%)       2.31%       2.50%                    8.02%

                                                                         FUND
                    TABLE I (PART 2)                                  INCEPTION
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                  DATE
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)       05/01/1997
Janus Aspen Flexible Income Portfolio (Institutional Shares)          09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)                   09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)           09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)         09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC) (1)
Lord Abbett Mid-Cap Value Portfolio (Class VC)                        09/15/1999
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer Strategic Bond Fund/VA                                    05/03/1993
Pioneer Equity Income VCT Portfolio (Class I)                         03/01/1995
Pioneer Fund VCT Portfolio (Class I)                                  10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I)                         03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.28%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 1% early withdrawal charge is not reflected.
(4) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                         TABLE II                                                                                      UNDER THE
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                STANDARDIZED                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (29.15%)                             (10.78%)      05/07/1999
AIM V.I. Core Equity Fund (Series I)                                (20.92%)                             (12.42%)      05/10/1999
AIM V.I. Growth Fund (Series I)                                     (35.36%)                             (21.16%)      05/04/1999
AIM V.I. Premier Equity Fund (Series I)                             (34.69%)                             (14.72%)      05/05/1999
Calvert Social Balanced Portfolio(1)                                (17.70%)     (1.52%)      5.16%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)               (15.07%)      1.47%                    8.84%       05/31/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)              (22.20%)     (1.86%)                   7.51%       05/31/1994
Fidelity(R)VIP Growth Portfolio (Initial Class)                     (34.55%)     (2.51%)                   6.68%       05/31/1994
Fidelity(R)VIP Overseas Portfolio (Initial Class)                   (25.33%)     (6.03%)                  (0.31%)      05/31/1994
Franklin Small Cap Value Securities Fund (Class 2)                  (14.99%)                              (9.06%)      08/31/2001
ING Alger Aggressive Growth Portfolio (Service Class)                                                    (27.89%)      05/07/2002
ING Alger Growth Portfolio (Service Class)                                                               (27.32%)      05/07/2002
ING American Century Small Cap Value Portfolio (Service Class)                                           (24.31%)      05/02/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                     (17.59%)      05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                                                         (23.90%)      05/15/2002
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)                                             (23.80%)      05/16/2002

ING JPMorgan Fleming International Portfolio (Initial Class)        (23.26%)     (4.04%)                  (3.73%)      11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)    (23.26%)     (4.04%)      4.17%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                     (13.52%)      05/03/2002

ING MFS Capital Opportunities Portfolio (Initial Class)             (34.60%)     (3.49%)                  (3.15%)      11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (34.60%)     (3.49%)      4.15%

ING MFS Global Growth Portfolio (Service Class)                                                          (21.55%)      05/03/2002

ING MFS Research Equity Portfolio (Initial Class)                   (29.65%)     (4.94%)                  (5.23%)      11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(2) (29.65%)     (4.95%)      0.02%

ING OpCap Balanced Value Portfolio (Service Class)                                                       (19.77%)      05/23/2002
ING PIMCO Total Return Portfolio (Service Class)                                                           1.70%       05/03/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (39.43%)     (9.59%)                  (9.66%)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (39.43%)     (9.59%)                  (0.50%)      09/30/1993

ING Salomon Brothers Fundamental Value Portfolio (Service Class)                                         (26.86%)      05/21/2002
ING Salomon Brothers Investors Value Portfolio (Service Class)                                           (23.24%)      05/07/2002

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (28.16%)     (0.75%)                  (0.34%)      11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (28.16%)     (0.75%)                   7.89%       10/31/1994

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                              (23.97%)      05/15/2002
ING Van Kampen Comstock Portfolio (Service Shares)                                                       (20.46%)      05/06/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (15.97%)      0.35%       6.89%
ING VP Bond Portfolio (Class R)(1)                                    1.52%       4.45%       5.40%
ING VP Growth and Income Portfolio (Class R)(1)                     (29.75%)     (8.08%)      3.75%
ING VP Growth Opportunities Portfolio (Class R)                     (35.92%)                             (35.92%)      12/31/2001
ING VP Growth Portfolio (Class R)                                   (33.46%)     (5.34%)                  (1.79%)      05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                      (26.50%)     (2.08%)                   3.78%       10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                        (17.65%)                               3.36%       05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                      (18.69%)                              (3.26%)      05/04/1998
ING VP International Equity Portfolio (Class R)                     (31.33%)                             (11.05%)      05/04/1998
ING VP International Value Portfolio (Class R)                      (20.72%)                             (16.82%)      07/26/2001
ING VP MidCap Opportunities Portfolio (Class R)                     (30.57%)                             (26.05%)      08/02/2001
ING VP Money Market Portfolio (Class R)(1)(3)                        (4.78%)      2.23%       3.24%
ING VP Small Company Portfolio (Class R)                            (28.09%)      0.21%                    3.60%       05/30/1997
ING VP SmallCap Opportunities Portfolio (Class R)                   (47.20%)                             (41.42%)      08/03/2001
ING VP Strategic Allocation Balanced Portfolio (Class R)            (15.25%)     (2.44%)                   3.90%       07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)              (19.21%)     (4.13%)                   3.66%       07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)              (10.38%)      0.10%                    4.64%       07/05/1995
ING VP Technology Portfolio (Class R)                               (45.03%)                             (41.16%)      05/01/2000

                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                         TABLE II                                                                                      UNDER THE
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                STANDARDIZED                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R)                        (30.66%)     (0.66%)                   2.82%       05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)               (12.35%)      5.88%                   10.24%       06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)         (21.24%)                             (20.09%)      02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)          3.53%       4.68%                    7.90%       10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)                 (31.17%)     (3.72%)                   4.15%       06/30/1995
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (32.51%)     (4.20%)                   5.02%       06/30/1994
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (30.23%)     (1.52%)                   7.72%       05/31/1995
Lord Abbett Growth and Income Portfolio (Class VC)                  (23.22%)                             (10.74%)      09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (15.48%)                              (8.68%)      07/26/2001
Oppenheimer Global Securities Fund/VA                               (27.07%)                               0.41%       05/04/1998
Oppenheimer Strategic Bond Fund/VA                                    0.68%                                1.17%       05/07/1998
Pioneer Equity Income VCT Portfolio (Class I)                       (21.14%)                             (16.52%)      07/26/2001
Pioneer Fund VCT Portfolio (Class I)                                (24.16%)                             (12.70%)      09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (16.82%)                             (11.27%)      08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.28%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

                    TABLE II (PART 2)
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                  NON-STANDARDIZED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR      5 YEAR      10 YEARS   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (25.42%)     (20.86%)      (3.59%)                  5.88%
AIM V.I. Core Equity Fund (Series I)                                (16.75%)     (18.88%)      (2.28%)                  6.40%
AIM V.I. Growth Fund (Series I)                                     (31.95%)     (29.68%)      (9.28%)                  2.40%
AIM V.I. Premier Equity Fund (Series I)                             (31.25%)     (20.68%)      (3.52%)                  6.39%
Calvert Social Balanced Portfolio(1)                                (13.36%)      (8.75%)      (0.71%)     5.16%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)               (10.60%)     (10.68%)       2.30%                   10.76%
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)          (18.10%)      (6.36%)      (1.05%)     8.31%
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)                 (31.09%)     (21.09%)      (1.71%)     6.97%
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)               (21.39%)     (21.30%)      (5.26%)     3.28%
Franklin Small Cap Value Securities Fund (Class 2)                  (10.51%)       7.42%                               (0.95%)
ING Alger Aggressive Growth Portfolio (Service Class)               (31.17%)                                          (28.31%)
ING Alger Growth Portfolio (Service Class)                          (34.05%)                                          (31.93%)
ING American Century Small Cap Value Portfolio (Service Class)                                                        (19.28%)
ING Baron Small Cap Growth Portfolio (Service Class)                                                                  (13.25%)
ING DSI Enhanced Index Portfolio (Service Class)                    (23.97%)                                          (22.35%)
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)        (25.89%)                                          (24.09%)

ING JPMorgan Fleming International Portfolio (Initial Class)        (19.22%)     (22.72%)      (3.25%)                 (2.96%)
Scudder VLIF International/ING JPMorgan Fleming International(2)    (19.22%)     (22.73%)      (3.25%)     4.17%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                                   (8.42%)

ING MFS Capital Opportunities Portfolio (Initial Class)             (31.15%)     (21.98%)      (2.69%)                 (2.40%)
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (31.15%)     (21.98%)      (2.70%)     4.15%

ING MFS Global Growth Portfolio (Service Class)                                                                       (16.92%)

ING MFS Research Equity Portfolio (Initial Class)                   (25.95%)     (18.35%)      (4.16%)                 (4.46%)
American Century VP Capital Appreciation/ING MFS Research           (25.95%)     (18.35%)      (4.17%)     0.02%
  Equity(2)

ING OpCap Balanced Value Portfolio (Service Class)                  (22.33%)                                          (21.56%)
ING PIMCO Total Return Portfolio (Service Class)                                                                        7.06%

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (36.23%)     (30.88%)      (8.85%)                 (8.93%)
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (36.23%)     (30.88%)      (8.85%)     0.45%

ING Salomon Brothers Fundamental Value Portfolio (Service Class)    (25.68%)                                          (22.88%)
ING Salomon Brothers Investors Value Portfolio (Service Class)      (23.92%)                                          (21.74%)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (24.37%)     (12.92%)       0.07%                   0.46%
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (24.37%)     (12.92%)       0.07%      8.74%

ING UBS Tactical Asset Allocation Portfolio (Service Class)         (24.20%)                                          (22.61%)
ING Van Kampen Comstock Portfolio (Service Shares)                                                                    (17.04%)
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (11.54%)      (6.41%)       1.17%      6.89%
ING VP Bond Portfolio (Class R)(1)                                    6.87%        7.43%        5.31%      5.40%
ING VP Growth and Income Portfolio (Class R)(1)                     (26.05%)     (19.46%)      (7.32%)     3.75%
ING VP Growth Opportunities Portfolio (Class R)                     (32.54%)                                          (31.69%)
ING VP Growth Portfolio (Class R)                                   (29.95%)     (24.09%)      (4.57%)                  0.88%
ING VP Index Plus LargeCap Portfolio (Class R)                      (22.62%)     (16.18%)      (1.27%)                  4.93%
ING VP Index Plus MidCap Portfolio (Class R)                        (13.31%)      (0.06%)       6.94%                   7.60%
ING VP Index Plus SmallCap Portfolio (Class R)                      (14.41%)      (2.16%)      (0.08%)                  0.75%
ING VP International Equity Portfolio (Class R)                     (27.71%)     (24.74%)      (5.67%)                 (5.14%)
ING VP International Value Portfolio (Class R)                      (16.54%)      (9.56%)       4.82%                   4.60%
ING VP MidCap Opportunities Portfolio (Class R)                     (26.91%)                                          (26.87%)
ING VP Money Market Portfolio (Class R)(1)(3)                         0.24%        2.55%        3.07%      3.24%
ING VP Small Company Portfolio (Class R)                            (24.30%)      (6.49%)       1.03%                   5.93%
ING VP SmallCap Opportunities Portfolio (Class R)                   (44.41%)     (27.16%)       1.28%                   5.97%
ING VP Strategic Allocation Balanced Portfolio (Class R)            (10.78%)      (6.76%)      (1.64%)                  4.19%
ING VP Strategic Allocation Growth Portfolio (Class R)              (14.95%)     (10.08%)      (3.34%)                  3.94%
ING VP Strategic Allocation Income Portfolio (Class R)               (5.65%)      (2.07%)       0.92%                   4.92%
ING VP Technology Portfolio (Class R)                               (42.13%)                                          (40.02%)
ING VP Value Opportunity Portfolio (Class R)                        (27.00%)     (10.90%)       0.16%                   5.90%

                                                                         FUND
                    TABLE II (PART 2)                                 INCEPTION
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                  DATE
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                         05/05/1993
AIM V.I. Core Equity Fund (Series I)                                  05/02/1994
AIM V.I. Growth Fund (Series I)                                       05/05/1993
AIM V.I. Premier Equity Fund (Series I)                               05/05/1993
Calvert Social Balanced Portfolio(1)
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)                 01/03/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)
Franklin Small Cap Value Securities Fund (Class 2)                    05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)                 12/10/2001
ING Alger Growth Portfolio (Service Class)                            12/10/2001
ING American Century Small Cap Value Portfolio (Service Class)        05/01/2002
ING Baron Small Cap Growth Portfolio (Service Class)                  05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                      12/10/2001
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)          12/10/2001

ING JPMorgan Fleming International Portfolio (Initial Class)          11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)

ING JPMorgan Mid Cap Value Portfolio (Service Class)                  05/01/2002

ING MFS Capital Opportunities Portfolio (Initial Class)               11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)

ING MFS Global Growth Portfolio (Service Class)                       05/01/2002

ING MFS Research Equity Portfolio (Initial Class)                     11/28/1997
American Century VP Capital Appreciation/ING MFS Research
  Equity(2)

ING OpCap Balanced Value Portfolio (Service Class)                    12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                      05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2

ING Salomon Brothers Fundamental Value Portfolio (Service Class)      12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)        12/10/2001

ING T. Rowe Price Growth Equity Portfolio (Initial Class)             11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)

ING UBS Tactical Asset Allocation Portfolio (Service Class)           12/10/2001
ING Van Kampen Comstock Portfolio (Service Shares)                    05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)
ING VP Bond Portfolio (Class R)(1)
ING VP Growth and Income Portfolio (Class R)(1)
ING VP Growth Opportunities Portfolio (Class R)                       04/30/2000
ING VP Growth Portfolio (Class R)                                     12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)                        09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)                          12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)                        12/19/1997
ING VP International Equity Portfolio (Class R)                       12/22/1997
ING VP International Value Portfolio (Class R)                        08/08/1997
ING VP MidCap Opportunities Portfolio (Class R)                       04/30/2000
ING VP Money Market Portfolio (Class R)(1)(3)
ING VP Small Company Portfolio (Class R)                              12/27/1996
ING VP SmallCap Opportunities Portfolio (Class R)                     05/06/1994
ING VP Strategic Allocation Balanced Portfolio (Class R)              07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)                07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)                07/05/1995
ING VP Technology Portfolio (Class R)                                 05/01/2000
ING VP Value Opportunity Portfolio (Class R)                          12/13/1996

                    TABLE II (PART 2)
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                  NON-STANDARDIZED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR      5 YEAR      10 YEARS   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)                (7.73%)      (5.78%)       6.75%                  10.37%
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)     (17.09%)     (19.88%)       5.45%                   9.12%
Janus Aspen Flexible Income Portfolio (Institutional Shares)          8.98%        6.68%        5.54%                   6.92%
Janus Aspen Growth Portfolio (Institutional Shares)                 (27.54%)     (23.19%)      (2.93%)                  5.45%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (28.95%)     (34.19%)      (3.41%)                  5.80%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (26.55%)     (22.41%)      (0.72%)                  8.91%
Lord Abbett Growth and Income Portfolio (Class VC) (1)              (19.17%)      (5.30%)       1.73%      8.79%
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (11.02%)      12.59%                               10.82%
Oppenheimer Global Securities Fund/VA(1)                            (23.22%)     (11.61%)       3.98%     10.40%
Oppenheimer Strategic Bond Fund/VA                                    5.99%        3.53%        2.70%                   4.37%
Pioneer Equity Income VCT Portfolio (Class I)                       (16.99%)      (4.79%)       0.70%                   8.68%
Pioneer Fund VCT Portfolio (Class I)                                (20.16%)     (11.17%)      (0.06%)                  0.94%
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (12.43%)       2.31%        2.50%                   8.02%

                                                                         FUND
                    TABLE II (PART 2)                                 INCEPTION
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                  DATE
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)                 09/13/1993
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)       05/01/1997
Janus Aspen Flexible Income Portfolio (Institutional Shares)          09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)                   09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)           09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)         09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC) (1)
Lord Abbett Mid-Cap Value Portfolio (Class VC)                        09/15/1999
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer Strategic Bond Fund/VA                                    05/03/1993
Pioneer Equity Income VCT Portfolio (Class I)                         03/01/1995
Pioneer Fund VCT Portfolio (Class I)                                  10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I)                         03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.28%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(4) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                         TABLE III                                                                                     UNDER THE
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                STANDARDIZED                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (29.90%)                             (10.52%)      05/07/1999
AIM V.I. Core Equity Fund (Series I)                                (21.75%)                             (12.17%)      05/10/1999
AIM V.I. Growth Fund (Series I)                                     (36.04%)                             (20.93%)      05/04/1999
AIM V.I. Premier Equity Fund (Series I)                             (35.38%)                             (14.48%)      05/05/1999
Calvert Social Balanced Portfolio(1)                                (18.57%)     (1.11%)      5.16%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)               (15.97%)      1.89%                    9.13%       05/31/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)              (23.02%)     (1.45%)                   7.63%       05/31/1994
Fidelity(R)VIP Growth Portfolio (Initial Class)                     (35.24%)     (2.11%)                   6.81%       05/31/1994
Fidelity(R)VIP Overseas Portfolio (Initial Class)                   (26.11%)     (5.64%)                  (0.19%)      05/31/1994
Franklin Small Cap Value Securities Fund (Class 2)                  (15.89%)                              (9.06%)      08/31/2001
ING Alger Aggressive Growth Portfolio (Service Class)                                                    (28.65%)      05/07/2002
ING Alger Growth Portfolio (Service Class)                                                               (28.09%)      05/07/2002
ING American Century Small Cap Value Portfolio (Service Class)                                           (25.10%)      05/02/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                     (18.46%)      05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                                                         (24.70%)      05/15/2002
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)                                             (24.60%)      05/16/2002

ING JPMorgan Fleming International Portfolio (Initial Class)        (24.07%)     (3.64%)                  (3.34%)      11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)    (24.07%)     (3.64%)      4.17%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                     (14.43%)      05/03/2002

ING MFS Capital Opportunities Portfolio (Initial Class)             (35.29%)     (3.09%)                  (2.76%)      11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (35.29%)     (3.09%)      4.15%

ING MFS Global Growth Portfolio (Service Class)                                                          (22.37%)      05/03/2002

ING MFS Research Equity Portfolio (Initial Class)                   (30.40%)     (4.55%)                  (4.84%)      11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(2) (30.40%)     (4.55%)      0.02%

ING OpCap Balanced Value Portfolio (Service Class)                                                       (20.61%)      05/23/2002
ING PIMCO Total Return Portfolio (Service Class)                                                           0.63%       05/03/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (40.06%)     (9.22%)                  (9.29%)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (40.06%)     (9.22%)                  (0.50%)      09/30/1993

ING Salomon Brothers Fundamental Value Portfolio (Service Class)                                         (27.63%)      05/21/2002
ING Salomon Brothers Investors Value Portfolio (Service Class)                                           (24.05%)      05/07/2002

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (28.91%)     (0.33%)                   0.07%       11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (28.92%)     (0.34%)                   8.02%       10/31/1994

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                              (24.77%)      05/15/2002
ING Van Kampen Comstock Portfolio (Service Shares)                                                       (21.30%)      05/06/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (16.86%)      0.76%       6.89%
ING VP Bond Portfolio (Class R)(1)                                    0.45%       4.88%       5.40%
ING VP Growth and Income Portfolio (Class R)(1)                     (30.49%)     (7.70%)      3.75%
ING VP Growth Opportunities Portfolio (Class R)                     (36.60%)                             (35.92%)      12/31/2001
ING VP Growth Portfolio (Class R)                                   (34.16%)     (4.95%)                  (1.43%)      05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                      (27.27%)     (1.67%)                   4.12%       10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                        (18.52%)                               3.83%       05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                      (19.55%)                              (2.83%)      05/04/1998
ING VP International Equity Portfolio (Class R)                     (32.05%)                             (10.65%)      05/04/1998
ING VP International Value Portfolio (Class R)                      (21.56%)                             (16.82%)      07/26/2001
ING VP MidCap Opportunities Portfolio (Class R)                     (31.30%)                             (26.05%)      08/02/2001
ING VP Money Market Portfolio (Class R)(1)(3)                       (5.78%)       2.65%       3.24%
ING VP Small Company Portfolio (Class R)                            (28.85%)      0.62%                    3.99%       05/30/1997
ING VP SmallCap Opportunities Portfolio (Class R)                   (47.76%)                             (41.42%)      08/03/2001
ING VP Strategic Allocation Balanced Portfolio (Class R)            (16.14%)     (2.03%)                   4.19%       07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)              (20.06%)     (3.73%)                   3.94%       07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)              (11.32%)      0.51%                    4.92%       07/05/1995
ING VP Technology Portfolio (Class R)                               (45.61%)                             (41.16%)      05/01/2000

                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                         TABLE III                                                                                     UNDER THE
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                STANDARDIZED                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R)                        (31.39%)     (0.25%)                   3.20%       05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)               (13.27%)      6.31%                   10.54%       06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)         (22.07%)                             (20.55%)      02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)          2.44%       5.12%                    8.03%       10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)                 (31.90%)     (3.32%)                   4.43%       06/30/1995
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (33.22%)     (3.80%)                   5.15%       06/30/1994
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (30.96%)     (1.12%)                   8.01%       05/31/1995
Lord Abbett Growth and Income Portfolio (Class VC)                  (24.03%)                             (10.74%)      09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (16.37%)                              (8.68%)      07/26/2001
Oppenheimer Global Securities Fund/VA                               (27.84%)                               0.86%       05/04/1998
Oppenheimer Strategic Bond Fund/VA                                   (0.38%)                               1.63%       05/07/1998
Pioneer Equity Income VCT Portfolio (Class I)                       (21.97%)                             (16.52%)      07/26/2001
Pioneer Fund VCT Portfolio (Class I)                                (24.96%)                             (12.70%)      09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (17.70%)                             (11.27%)      08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.28%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 6% early withdrawal charge.

                    TABLE III (PART 2)
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                    NON-STANDARDIZED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR      5 YEAR      10 YEARS   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (25.42%)     (20.86%)       (3.59%)                  5.88%
AIM V.I. Core Equity Fund (Series I)                                (16.75%)     (18.88%)       (2.28%)                  6.40%
AIM V.I. Growth Fund (Series I)                                     (31.95%)     (29.68%)       (9.28%)                  2.40%
AIM V.I. Premier Equity Fund (Series I)                             (31.25%)     (20.68%)       (3.52%)                  6.39%
Calvert Social Balanced Portfolio(1)                                (13.36%)      (8.75%)       (0.71%)     5.16%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)               (10.60%)     (10.68%)        2.30%                  10.76%
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)          (18.10%)      (6.36%)       (1.05%)     8.31%
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)                 (31.09%)     (21.09%)       (1.71%)     6.97%
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)               (21.39%)     (21.30%)       (5.26%)     3.28%
Franklin Small Cap Value Securities Fund (Class 2)                  (10.51%)       7.42%                                (0.95%)
ING Alger Aggressive Growth Portfolio (Service Class)               (31.17%)                                           (28.31%)
ING Alger Growth Portfolio (Service Class)                          (34.05%)                                           (31.93%)
ING American Century Small Cap Value Portfolio (Service Class)                                                         (19.28%)
ING Baron Small Cap Growth Portfolio (Service Class)                                                                   (13.25%)
ING DSI Enhanced Index Portfolio (Service Class)                    (23.97%)                                           (22.35%)
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)        (25.89%)                                           (24.09%)

ING JPMorgan Fleming International Portfolio (Initial Class)        (19.22%)     (22.72%)       (3.25%)                 (2.96%)
Scudder VLIF International/ING JPMorgan Fleming International(2)    (19.22%)     (22.73%)       (3.25%)     4.17%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                                    (8.42%)

ING MFS Capital Opportunities Portfolio (Initial Class)             (31.15%)     (21.98%)       (2.69%)                 (2.40%)
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)        (31.15%)     (21.98%)       (2.70%)     4.15%

ING MFS Global Growth Portfolio (Service Class)                                                                        (16.92%)

ING MFS Research Equity Portfolio (Initial Class)                   (25.95%)     (18.35%)       (4.16%)                 (4.46%)
American Century VP Capital Appreciation/ING MFS Research           (25.95%)     (18.35%)       (4.17%)     0.02%
  Equity(2)

ING OpCap Balanced Value Portfolio (Service Class)                  (22.33%)                                           (21.56%)
ING PIMCO Total Return Portfolio (Service Class)                                                                         7.06%

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (36.23%)     (30.88%)       (8.85%)                 (8.93%)
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)  (36.23%)     (30.88%)       (8.85%)     0.45%

ING Salomon Brothers Fundamental Value Portfolio (Service Class)    (25.68%)                                           (22.88%)
ING Salomon Brothers Investors Value Portfolio (Service Class)      (23.92%)                                           (21.74%)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (24.37%)     (12.92%)        0.07%                   0.46%
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (24.37%)     (12.92%)        0.07%      8.74%

ING UBS Tactical Asset Allocation Portfolio (Service Class)         (24.20%)                                           (22.61%)
ING Van Kampen Comstock Portfolio (Service Shares)                                                                     (17.04%)
ING VP Balanced Portfolio, Inc. (Class R)(1)                        (11.54%)      (6.41%)        1.17%      6.89%
ING VP Bond Portfolio (Class R)(1)                                    6.87%        7.43%         5.31%      5.40%
ING VP Growth and Income Portfolio (Class R)(1)                     (26.05%)     (19.46%)       (7.32%)     3.75%
ING VP Growth Opportunities Portfolio (Class R)                     (32.54%)                                           (31.69%)
ING VP Growth Portfolio (Class R)                                   (29.95%)     (24.09%)       (4.57%)                  0.88%
ING VP Index Plus LargeCap Portfolio (Class R)                      (22.62%)     (16.18%)       (1.27%)                  4.93%
ING VP Index Plus MidCap Portfolio (Class R)                        (13.31%)      (0.06%)        6.94%                   7.60%
ING VP Index Plus SmallCap Portfolio (Class R)                      (14.41%)      (2.16%)       (0.08%)                  0.75%
ING VP International Equity Portfolio (Class R)                     (27.71%)     (24.74%)       (5.67%)                 (5.14%)
ING VP International Value Portfolio (Class R)                      (16.54%)      (9.56%)        4.82%                   4.60%
ING VP MidCap Opportunities Portfolio (Class R)                     (26.91%)                                           (26.87%)
ING VP Money Market Portfolio (Class R)(1)(3)                         0.24%        2.55%         3.07%      3.24%
ING VP Small Company Portfolio (Class R)                            (24.30%)      (6.49%)        1.03%                   5.93%
ING VP SmallCap Opportunities Portfolio (Class R)                   (44.41%)     (27.16%)        1.28%                   5.97%
ING VP Strategic Allocation Balanced Portfolio (Class R)            (10.78%)      (6.76%)       (1.64%)                  4.19%
ING VP Strategic Allocation Growth Portfolio (Class R)              (14.95%)     (10.08%)       (3.34%)                  3.94%
ING VP Strategic Allocation Income Portfolio (Class R)               (5.65%)      (2.07%)        0.92%                   4.92%
ING VP Technology Portfolio (Class R)                               (42.13%)                                           (40.02%)
ING VP Value Opportunity Portfolio (Class R)                        (27.00%)     (10.90%)        0.16%                   5.90%

                                                                         FUND
                    TABLE III (PART 2)                                INCEPTION
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                  DATE
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                         05/05/1993
AIM V.I. Core Equity Fund (Series I)                                  05/02/1994
AIM V.I. Growth Fund (Series I)                                       05/05/1993
AIM V.I. Premier Equity Fund (Series I)                               05/05/1993
Calvert Social Balanced Portfolio(1)
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)                 01/03/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)
Franklin Small Cap Value Securities Fund (Class 2)                    05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)                 12/10/2001
ING Alger Growth Portfolio (Service Class)                            12/10/2001
ING American Century Small Cap Value Portfolio (Service Class)        05/01/2002
ING Baron Small Cap Growth Portfolio (Service Class)                  05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)                      12/10/2001
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)          12/10/2001

ING JPMorgan Fleming International Portfolio (Initial Class)          11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)

ING JPMorgan Mid Cap Value Portfolio (Service Class)                  05/01/2002

ING MFS Capital Opportunities Portfolio (Initial Class)               11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)

ING MFS Global Growth Portfolio (Service Class)                       05/01/2002

ING MFS Research Equity Portfolio (Initial Class)                     11/28/1997
American Century VP Capital Appreciation/ING MFS Research
  Equity(2)

ING OpCap Balanced Value Portfolio (Service Class)                    12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                      05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)      12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)        12/10/2001

ING T. Rowe Price Growth Equity Portfolio (Initial Class)             11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)

ING UBS Tactical Asset Allocation Portfolio (Service Class)           12/10/2001
ING Van Kampen Comstock Portfolio (Service Shares)                    05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)
ING VP Bond Portfolio (Class R)(1)
ING VP Growth and Income Portfolio (Class R)(1)
ING VP Growth Opportunities Portfolio (Class R)                       04/30/2000
ING VP Growth Portfolio (Class R)                                     12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)                        09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)                          12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)                        12/19/1997
ING VP International Equity Portfolio (Class R)                       12/22/1997
ING VP International Value Portfolio (Class R)                        08/08/1997
ING VP MidCap Opportunities Portfolio (Class R)                       04/30/2000
ING VP Money Market Portfolio (Class R)(1)(3)
ING VP Small Company Portfolio (Class R)                              12/27/1996
ING VP SmallCap Opportunities Portfolio (Class R)                     05/06/1994
ING VP Strategic Allocation Balanced Portfolio (Class R)              07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)                07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)                07/05/1995
ING VP Technology Portfolio (Class R)                                 05/01/2000
ING VP Value Opportunity Portfolio (Class R)                          12/13/1996

                    TABLE III (PART 2)
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE B)                                    NON-STANDARDIZED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR      5 YEAR      10 YEARS   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)                (7.73%)      (5.78%)        6.75%                  10.37%
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)     (17.09%)     (19.88%)        5.45%                   9.12%
Janus Aspen Flexible Income Portfolio (Institutional Shares)          8.98%        6.68%         5.54%                   6.92%
Janus Aspen Growth Portfolio (Institutional Shares)                 (27.54%)     (23.19%)       (2.93%)                  5.45%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (28.95%)     (34.19%)       (3.41%)                  5.80%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (26.55%)     (22.41%)       (0.72%)                  8.91%
Lord Abbett Growth and Income Portfolio (Class VC) (1)              (19.17%)      (5.30%)        1.73%      8.79%
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (11.02%)      12.59%                                10.82%
Oppenheimer Global Securities Fund/VA(1)                            (23.22%)     (11.61%)        3.98%     10.40%
Oppenheimer Strategic Bond Fund/VA                                    5.99%        3.53%         2.70%                   4.37%
Pioneer Equity Income VCT Portfolio (Class I)                       (16.99%)      (4.79%)        0.70%                   8.68%
Pioneer Fund VCT Portfolio (Class I)                                (20.16%)     (11.17%)       (0.06%)                  0.94%
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (12.43%)       2.31%         2.50%                   8.02%

                                                                         FUND
                    TABLE III (PART 2)                                INCEPTION
(CORRESPONDING WITH EARLY WITHDRAWAL CHARGE SCHEDULE A)                  DATE
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)                 09/13/1993
Janus Aspen Capital Appreciation Portfolio (Service Shares) (4)       05/01/1997
Janus Aspen Flexible Income Portfolio (Institutional Shares)          09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)                   09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)           09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)         09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC) (1)
Lord Abbett Mid-Cap Value Portfolio (Class VC)                        09/15/1999
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer Strategic Bond Fund/VA                                    05/03/1993
Pioneer Equity Income VCT Portfolio (Class I)                         03/01/1995
Pioneer Fund VCT Portfolio (Class I)                                  10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I)                         03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.28%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 6% early withdrawal charge is not reflected.
(4) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, Georgia
30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                              Financial Statements


                          Year ended December 31, 2002


                                    CONTENTS

Report of Independent Auditors             S-2

Audited Financial Statements

Statement of Assets and Liabilities        S-4
Statement of Operations                   S-14
Statements of Changes in Net Assets       S-22
Notes to Financial Statements             S-40

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, American Century(R) Income & Growth, Calvert Social Balanced, Chapman DEM(R) Equity, Evergreen Special Values, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series Q, ING GET Fund - Series S, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth - Initial Class, ING Alger Aggressive Growth - Service Class, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING DSI Enhanced Index, ING Goldman Sachs(R) Capital Growth, ING JPMorgan Fleming International, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP SmallCap Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, Janus Twenty, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value - Class A, Lord Abbett Mid-Cap Value, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Developing Markets, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pax World Balanced, Pioneer Equity Income VCT, Pioneer Fund VCT and Pioneer Mid Cap Value VCT Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                      AIM V.I.
                                                       CAPITAL       AIM V.I. CORE       AIM V.I.        AIM V.I.
                                                    APPRECIATION         EQUITY           GROWTH      PREMIER EQUITY
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   -----------------------------------------------------------------
Total assets                                           15,302,170       34,727,788       11,402,870       15,976,509
                                                   -----------------------------------------------------------------

Net assets                                         $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

NET ASSETS
  Accumulation units                               $   15,302,170   $   34,727,788   $   11,402,870   $   15,972,875
  Contracts in payout (annuitization) period                    -                -                -            3,634
                                                   -----------------------------------------------------------------
Total net assets                                   $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

Total number of mutual fund shares                        931,355        2,044,013        1,009,104          984,988
                                                   =================================================================

Cost of mutual fund shares                         $   27,169,105   $   55,961,106   $   22,378,571   $   25,419,089
                                                   =================================================================

                                                                                     FIDELITY(R) VIP
                                                   FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET     FIDELITY(R) VIP
                                                     HIGH INCOME       OVERSEAS        MANAGER(SM)   II CONTRAFUND(R)
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   -----------------------------------------------------------------
Total assets                                            3,569,431       14,075,625       18,234,943      382,355,956
                                                   -----------------------------------------------------------------

Net assets                                         $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    3,490,279   $   14,075,625   $   18,234,943   $  382,355,956
  Contracts in payout (annuitization) period               79,152                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

Total number of mutual fund shares                        601,928        1,281,933        1,430,192       21,124,638
                                                   =================================================================

Cost of mutual fund shares                         $    3,487,045   $   14,176,712   $   23,014,744   $  441,961,812
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                     AMERICAN
                                                     CENTURY(R)
                                                      INCOME &      CALVERT SOCIAL   CHAPMAN DEM(R)     EVERGREEN
                                                      GROWTH           BALANCED         EQUITY        SPECIAL VALUES
                                                   -----------------------------------------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   -----------------------------------------------------------------
Total assets                                            1,151,538       49,765,944           50,727        9,367,029
                                                   -----------------------------------------------------------------

Net assets                                         $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

NET ASSETS
  Accumulation units                               $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

Total number of mutual fund shares                         53,017       33,177,296            3,911          526,533
                                                   =================================================================

Cost of mutual fund shares                         $    1,255,031   $   65,503,300   $       50,688   $   10,561,926
                                                   =================================================================

                                                   FIDELITY(R) VIP  FIDELITY(R) VIP
                                                    EQUITY-INCOME       GROWTH
                                                   -------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $  226,894,688   $  277,743,563
                                                   -------------------------------
Total assets                                          226,894,688      277,743,563
                                                   -------------------------------

Net assets                                         $  226,894,688   $  277,743,563
                                                   ===============================

NET ASSETS
  Accumulation units                               $  226,894,688   $  277,743,563
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $  226,894,688   $  277,743,563
                                                   ===============================

Total number of mutual fund shares                     12,494,201       11,849,128
                                                   ===============================

Cost of mutual fund shares                         $  287,231,109   $  488,368,114
                                                   ===============================

                                                                    FRANKLIN SMALL
                                                   FIDELITY(R) VIP     CAP VALUE      ING GET FUND     ING GET FUND
                                                    II INDEX 500      SECURITIES       - SERIES D       - SERIES E
                                                  ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   -----------------------------------------------------------------
Total assets                                           72,668,180        7,950,623      234,065,966      104,443,250
                                                   -----------------------------------------------------------------

Net assets                                         $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

Total number of mutual fund shares                        727,264          827,328       24,927,153       10,614,151
                                                   =================================================================

Cost of mutual fund shares                         $  106,118,703   $    9,107,461   $  249,676,088   $  106,632,181
                                                   =================================================================

                                                    ING GET FUND     ING GET FUND
                                                     - SERIES G       - SERIES H
                                                  --------------------------------
ASSETS
  Investments in mutual funds at fair value        $   29,756,120   $   23,281,513
                                                   -------------------------------
Total assets                                           29,756,120       23,281,513
                                                   -------------------------------

Net assets                                         $   29,756,120   $   23,281,513
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   29,756,120   $   23,281,513
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   29,756,120   $   23,281,513
                                                   ===============================

Total number of mutual fund shares                      2,975,612        2,296,007
                                                   ===============================

Cost of mutual fund shares                         $   29,936,312   $   23,223,042
                                                   ===============================

                                                    ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                     - SERIES I       - SERIES J       - SERIES K       - SERIES L
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   -----------------------------------------------------------------
Total assets                                            1,190,362          394,292        2,047,826        1,186,527
                                                   -----------------------------------------------------------------

Net assets                                         $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

Total number of mutual fund shares                        117,741           39,116          199,399          117,246
                                                   =================================================================

Cost of mutual fund shares                         $    1,188,754   $      394,747   $    2,012,943   $    1,180,764
                                                   =================================================================

                                                                        ING VP           ING VP           ING VP
                                                       ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                       NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                      RESOURCES        BALANCED          GROWTH           INCOME
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   -----------------------------------------------------------------
Total assets                                           11,896,576       47,846,175       56,046,181       31,609,658
                                                   -----------------------------------------------------------------

Net assets                                         $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   11,896,576   $   47,794,848   $   56,046,181   $   31,470,513
  Contracts in payout (annuitization) period                    -           51,327                -          139,145
                                                   -----------------------------------------------------------------
Total net assets                                   $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

Total number of mutual fund shares                        981,566        4,405,725        5,184,661        2,850,285
                                                   =================================================================

Cost of mutual fund shares                         $   12,708,977   $   59,004,768   $   74,037,659   $   35,088,436
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                    ING GET FUND     ING GET FUND        ING VP
                                                     - SERIES Q       - SERIES S        BALANCED        ING VP BOND
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   -----------------------------------------------------------------
Total assets                                            5,031,188       46,557,649      597,925,305      458,177,528
                                                   -----------------------------------------------------------------

Net assets                                         $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    5,031,188   $   46,557,649   $  573,462,934   $  451,430,952
  Contracts in payout (annuitization) period                    -                -       24,462,371        6,746,576
                                                   -----------------------------------------------------------------
Total net assets                                   $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

Total number of mutual fund shares                        501,114        4,623,401       55,724,632       33,863,823
                                                   =================================================================

Cost of mutual fund shares                         $    5,014,965   $   46,306,520   $  821,591,024   $  443,239,488
                                                   =================================================================

                                                       ING VP
                                                      EMERGING       ING VP MONEY
                                                       MARKETS          MARKET
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,019,814   $  368,845,834
                                                   -------------------------------
Total assets                                            5,019,814      368,845,834
                                                   -------------------------------

Net assets                                         $    5,019,814   $  368,845,834
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    5,019,814   $  368,696,690
  Contracts in payout (annuitization) period                    -          149,144
                                                   -------------------------------
Total net assets                                   $    5,019,814   $  368,845,834
                                                   ===============================

Total number of mutual fund shares                      1,123,001       28,317,429
                                                   ===============================

Cost of mutual fund shares                         $    5,127,345   $  368,199,368
                                                   ===============================

                                                       ING ALGER        ING ALGER
                                                      AGGRESSIVE        AGGRESSIVE                       ING AMERICAN
                                                    GROWTH - INITIAL     GROWTH -         ING ALGER      CENTURY SMALL
                                                        CLASS         SERVICE CLASS        GROWTH          CAP VALUE
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $              2   $      901,506   $      254,944   $    1,833,983
                                                   -------------------------------------------------------------------
Total assets                                                      2          901,506          254,944        1,833,983
                                                   -------------------------------------------------------------------

Net assets                                         $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $              2   $      901,506   $      254,944   $    1,833,983
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

Total number of mutual fund shares                                -          177,113           38,686          225,029
                                                   ===================================================================

Cost of mutual fund shares                         $              -   $      946,220   $      268,953   $    1,862,566
                                                   ===================================================================

                                                      ING BARON
                                                      SMALL CAP        ING DSI
                                                       GROWTH       ENHANCED INDEX
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,238,742   $      125,587
                                                   -------------------------------
Total assets                                            3,238,742          125,587
                                                   -------------------------------

Net assets                                         $    3,238,742   $      125,587
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    3,238,742   $      125,587
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $    3,238,742   $      125,587
                                                   ===============================

Total number of mutual fund shares                        369,719           19,966
                                                   ===============================

Cost of mutual fund shares                         $    3,226,321   $      128,262
                                                   ===============================

                                                     ING GOLDMAN        ING JPMORGAN                      ING MFS
                                                   SACHS(R) CAPITAL       FLEMING       ING JPMORGAN      CAPITAL
                                                       GROWTH          INTERNATIONAL    MID CAP VALUE   OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   -------------------------------------------------------------------
Total assets                                                347,106      107,839,182        1,038,243      129,150,107
                                                   -------------------------------------------------------------------

Net assets                                         $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        347,106   $  107,835,642   $    1,038,243   $  128,920,319
  Contracts in payout (annuitization) period                      -            3,540                -          229,788
                                                   -------------------------------------------------------------------
Total net assets                                   $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

Total number of mutual fund shares                           41,421       13,199,410          112,486        6,818,907
                                                   ===================================================================

Cost of mutual fund shares                         $        360,110   $  108,496,384   $    1,012,561   $  280,137,645
                                                   ===================================================================

                                                     ING SALOMON        ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET      KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION       COMSTOCK
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   -------------------------------------------------------------------
Total assets                                                635,447      169,888,791          474,490        8,174,710
                                                   -------------------------------------------------------------------

Net assets                                         $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        635,447   $  169,696,407   $      474,490   $    8,174,710
  Contracts in payout (annuitization) period                      -          192,384                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

Total number of mutual fund shares                           63,928        4,897,342           19,870          980,181
                                                   ===================================================================

Cost of mutual fund shares                         $        651,969   $  238,520,833   $      478,471   $    8,555,012
                                                   ===================================================================

SEE ACCOMPANYING NOTES.

                                                      ING MFS          ING MFS         ING OPCAP        ING PIMCO
                                                   GLOBAL GROWTH       RESEARCH      BALANCED VALUE    TOTAL RETURN
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   -----------------------------------------------------------------
Total assets                                              202,106      114,492,117          515,293       16,278,729
                                                   -----------------------------------------------------------------

Net assets                                         $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      202,106   $  114,492,117   $      515,293   $   16,278,729
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

Total number of mutual fund shares                         24,089       18,861,963           53,454        1,543,008
                                                   =================================================================

Cost of mutual fund shares                         $      206,850   $  193,786,491   $      496,953   $   16,088,863
                                                   =================================================================

                                                    ING SALOMON
                                                      BROTHERS
                                                     AGGRESSIVE        ING SALOMON
                                                       GROWTH       BROTHERS CAPITAL
                                                   ---------------------------------
ASSETS
  Investments in mutual funds at fair value        $  175,926,908   $        244,020
                                                   ---------------------------------
Total assets                                          175,926,908            244,020
                                                   ---------------------------------

Net assets                                         $  175,926,908   $        244,020
                                                   =================================

NET ASSETS:
  Accumulation units                               $  175,863,899   $        244,020
  Contracts in payout (annuitization) period               63,009                  -
                                                   ---------------------------------
Total net assets                                   $  175,926,908   $        244,020
                                                   =================================

Total number of mutual fund shares                      6,676,543             20,386
                                                   =================================

Cost of mutual fund shares                         $  334,595,176   $        248,054
                                                   =================================

                                                        ING VP
                                                      GROWTH AND          ING VP        ING VP INDEX     ING VP INDEX
                                                        INCOME            GROWTH        PLUS LARGECAP     PLUS MIDCAP
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   -------------------------------------------------------------------
Total assets                                          2,141,417,737       76,538,648      378,460,454      144,261,308
                                                   -------------------------------------------------------------------

Net assets                                         $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $  1,990,415,867   $   76,358,588   $  376,938,885   $  144,261,308
  Contracts in payout (annuitization) period            151,001,870          180,060        1,521,569                -
                                                   -------------------------------------------------------------------
Total net assets                                   $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

Total number of mutual fund shares                      147,683,982       11,173,525       34,881,148       12,163,685
                                                   ===================================================================

Cost of mutual fund shares                         $  4,531,485,244   $  161,832,623   $  594,877,437   $  166,481,077
                                                   ===================================================================

                                                                        ING VP
                                                    ING VP INDEX    INTERNATIONAL
                                                    PLUS SMALLCAP       EQUITY
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   54,578,838   $    8,248,014
                                                   -------------------------------
Total assets                                           54,578,838        8,248,014
                                                   -------------------------------

Net assets                                         $   54,578,838   $    8,248,014
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   54,578,838   $    8,248,014
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   54,578,838   $    8,248,014
                                                   ===============================

Total number of mutual fund shares                      5,485,310        1,426,992
                                                   ===============================

Cost of mutual fund shares                         $   62,998,466   $    8,178,095
                                                   ===============================

                                                                                                          ING VP
                                                    ING VP SMALL        ING VP        ING VP VALUE        GROWTH
                                                       COMPANY        TECHNOLOGY      OPPORTUNITY     OPPORTUNITIES
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   -----------------------------------------------------------------
Total assets                                          115,084,753       23,001,421      115,345,438          158,478
                                                   -----------------------------------------------------------------

Net assets                                         $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $  114,964,528   $   23,001,421   $  115,345,438   $      158,478
  Contracts in payout (annuitization) period              120,225                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

Total number of mutual fund shares                      9,026,255        8,647,151       11,806,084           42,261
                                                   =================================================================

Cost of mutual fund shares                         $  135,422,314   $   28,733,349   $  162,987,582   $      180,770
                                                   =================================================================

                                                                                                        JANUS ASPEN
                                                    JANUS ASPEN       JANUS ASPEN                         SERIES
                                                   SERIES CAPITAL   SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                    APPRECIATION        INCOME        SERIES GROWTH       GROWTH
                                                   ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ------------------------------------------------------------------
Total assets                                            2,019,288        92,270,717      199,166,215      513,442,582
                                                   ------------------------------------------------------------------

Net assets                                         $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

NET ASSETS:
  Accumulation units                               $    2,019,288   $    92,270,717   $  198,755,985   $  512,890,464
  Contracts in payout (annuitization) period                    -                 -          410,230          552,118
                                                   ------------------------------------------------------------------
Total net assets                                   $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

Total number of mutual fund shares                        117,128         7,501,684       13,632,184       24,391,572
                                                   ==================================================================

Cost of mutual fund shares                         $    2,177,031   $    89,156,434   $  390,279,371   $  845,300,790
                                                   ==================================================================

SEE ACCOMPANYING NOTES.

                                                        ING VP                             ING VP           ING VP
                                                    INTERNATIONAL          ING VP          MIDCAP          SMALLCAP
                                                        VALUE             MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   -------------------------------------------------------------------
Total assets                                             12,824,988          543,704          456,669        2,239,400
                                                   -------------------------------------------------------------------

Net assets                                         $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $     12,824,988   $      543,704   $      456,669   $    2,239,400
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

Total number of mutual fund shares                        1,491,278           79,722          101,482          210,272
                                                   ===================================================================

Cost of mutual fund shares                         $     14,075,662   $      602,186   $      481,168   $    2,965,983
                                                   ===================================================================

                                                      JANUS ASPEN
                                                   SERIES AGGRESSIVE     JANUS ASPEN
                                                         GROWTH        SERIES BALANCED
                                                   ------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     369,183,603   $    353,540,115
                                                   ------------------------------------
Total assets                                             369,183,603        353,540,115
                                                   ------------------------------------

Net assets                                         $     369,183,603   $    353,540,115
                                                   ====================================

NET ASSETS:
  Accumulation units                               $     369,183,603   $    353,540,115
  Contracts in payout (annuitization) period                       -                  -
                                                   ------------------------------------
Total net assets                                   $     369,183,603   $    353,540,115
                                                   ====================================

Total number of mutual fund shares                        23,307,046         17,170,477
                                                   ====================================

Cost of mutual fund shares                         $   1,026,974,501   $    406,085,791
                                                   ====================================

                                                                      LORD ABBETT      LORD ABBETT
                                                                      GROWTH AND      MID-CAP VALUE     LORD ABBETT
                                                    JANUS TWENTY        INCOME          - CLASS A      MID-CAP VALUE
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   -----------------------------------------------------------------
Total assets                                              382,575       12,172,231           21,419       10,124,322
                                                   -----------------------------------------------------------------

Net assets                                         $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      382,575   $   12,172,231   $       21,419   $   10,124,322
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

Total number of mutual fund shares                         13,188          646,428            1,392          730,471
                                                   =================================================================

Cost of mutual fund shares                         $      522,388   $   13,083,528   $       21,216   $   10,553,740
                                                   =================================================================

                                                                     OPPENHEIMER
                                                     MFS(R) TOTAL    AGGRESSIVE
                                                       RETURN          GROWTH
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   39,338,031   $        2,970
                                                   -------------------------------
Total assets                                           39,338,031            2,970
                                                   -------------------------------

Net assets                                         $   39,338,031   $        2,970
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   39,338,031   $            -
  Contracts in payout (annuitization) period                    -            2,970
                                                   -------------------------------
Total net assets                                   $   39,338,031   $        2,970
                                                   ===============================

Total number of mutual fund shares                      2,295,101              102
                                                   ===============================

Cost of mutual fund shares                         $   41,792,393   $        3,667
                                                   ===============================

                                                                                    OPPENHEIMER
                                                    OPPENHEIMER     OPPENHEIMER     MAIN STREET
                                                    DEVELOPING        GLOBAL          GROWTH &      OPPENHEIMER
                                                      MARKETS       SECURITIES        INCOME       STRATEGIC BOND
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   --------------------------------------------------------------
Total assets                                           1,294,154     117,399,787          28,115       16,661,898
                                                   --------------------------------------------------------------

Net assets                                         $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,294,154   $ 117,399,787   $           -   $   16,650,286
  Contracts in payout (annuitization) period                   -               -          28,115           11,612
                                                   --------------------------------------------------------------
Total net assets                                   $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

Total number of mutual fund shares                       100,556       6,632,756           1,835        3,645,930
                                                   ==============================================================

Cost of mutual fund shares                         $   1,264,228   $ 149,703,343   $      33,098   $   16,181,796
                                                   ==============================================================

SEE ACCOMPANYING NOTES.

                                                     PAX WORLD     PIONEER EQUITY    PIONEER FUND    PIONEER MID
                                                     BALANCED        INCOME VCT          VCT        CAP VALUE VCT
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   --------------------------------------------------------------
Total assets                                           1,604,811        3,782,466         431,901       2,143,337
                                                   --------------------------------------------------------------

Net assets                                         $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
  Contracts in payout (annuitization) period                   -                -               -               -
                                                   --------------------------------------------------------------
Total net assets                                   $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

Total number of mutual fund shares                        90,057          250,329          28,266         143,463
                                                   ==============================================================

Cost of mutual fund shares                         $   1,768,536   $    3,950,199   $     447,852   $   2,237,693
                                                   ==============================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                                       AIM V.I.
                                                        CAPITAL        AIM V.I.        AIM V.I.        PREMIER
                                                     APPRECIATION    CORE EQUITY       GROWTH          EQUITY
                                                     ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          -    $    128,392    $          -    $     64,509
                                                     ------------------------------------------------------------
Total investment income                                         -         128,392               -          64,509

Expenses:
  Mortality and expense risk and other charges            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Total expenses                                            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Net investment income (loss)                             (182,097)       (300,005)       (144,737)       (132,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)
Capital gains distributions                                     -               -               -               -
                                                     ------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)

Net unrealized appreciation (depreciation) of
  investments                                          (1,536,061)     (1,623,467)        109,770      (3,590,929)
                                                     ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (4,998,624)   $ (7,255,536)   $ (5,264,470)   $ (7,381,233)
                                                     ============================================================

                                                                                                               FRANKLIN
                                                     FIDELITY(R) VIP    FIDELITY(R) VIP                       SMALL CAP
                                                        II ASSET              II           FIDELITY(R) VIP      VALUE
                                                       MANAGER(SM)       CONTRAFUND(R)      II INDEX 500      SECURITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       791,164    $     2,996,178    $     1,112,964   $     22,089
                                                     --------------------------------------------------------------------
Total investment income                                      791,164          2,996,178          1,112,964         22,089

Expenses:
  Mortality and expense risk and other charges               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Total expenses                                               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Net investment income (loss)                                 591,273         (1,050,827)           258,995        (23,429)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (683,859)         3,612,614         (5,339,241)      (435,223)
Capital gains distributions                                        -                  -                  -        154,511
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (683,859)         3,612,614         (5,339,241)      (280,712)

Net unrealized appreciation (depreciation) of
  investments                                             (2,081,878)       (44,845,411)       (17,807,942)    (1,169,760)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (2,174,464)   $   (42,283,624)   $   (22,888,188)  $ (1,473,901)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                        AMERICAN
                                                        CENTURY(R)         CALVERT
                                                        INCOME &            SOCIAL          CHAPMAN          EVERGREEN
                                                         GROWTH            BALANCED       DEM(R) EQUITY    SPECIAL VALUES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       11,574    $    1,460,463    $            -    $            -
                                                     --------------------------------------------------------------------
Total investment income                                      11,574         1,460,463                 -                 -
                                                     --------------------------------------------------------------------

Expenses:
  Mortality and expense risk and other charges                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Total expenses                                                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Net investment income (loss)                                  2,185           904,418            (1,021)          (77,529)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (137,793)         (503,998)          (37,967)         (136,508)
Capital gains distributions                                       -                 -                 -           280,813
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (137,793)         (503,998)          (37,967)          144,305
                                                     --------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
  investments                                               (89,471)       (8,105,310)           (7,677)       (1,182,263)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (225,079)   $   (7,704,890)   $      (46,665)   $   (1,115,487)
                                                     ====================================================================

                                                     FIDELITY(R) VIP   FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                      EQUITY-INCOME        GROWTH          HIGH INCOME        OVERSEAS
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $    3,847,730    $      826,831    $      267,544    $      107,102
                                                     --------------------------------------------------------------------
Total investment income                                   3,847,730           826,831           267,544           107,102

Expenses:
  Mortality and expense risk and other charges            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Total expenses                                            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Net investment income (loss)                              1,285,460        (2,705,772)          238,440           (63,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,489,070)       (3,719,368)         (294,898)       (1,463,601)
Capital gains distributions                               5,237,189                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                             3,748,119        (3,719,368)         (294,898)       (1,463,601)

Net unrealized appreciation (depreciation) of
  investments                                           (54,582,388)     (119,137,622)          132,233           234,402
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (49,548,809)   $ (125,562,762)   $       75,775    $   (1,292,312)
                                                     ====================================================================

                                                        ING GET         ING GET          ING GET          ING GET
                                                     FUND - SERIES   FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           C               D                E                G
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -   $  11,223,143    $   4,475,555    $   1,217,952
                                                     ---------------------------------------------------------------
Total investment income                                          -      11,223,143        4,475,555        1,217,952

Expenses:
  Mortality and expense risk and other charges                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Total expenses                                                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Net investment income (loss)                                     -       7,760,275        2,970,976          778,552

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          -      (3,074,187)        (463,497)         (98,487)
Capital gains distributions                                      -               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                    -      (3,074,187)        (463,497)         (98,487)

Net unrealized appreciation (depreciation) of
  investments                                                    -      (6,395,383)         395,754          396,324
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $           -   $  (1,709,295)   $   2,903,233    $   1,076,389
                                                     ===============================================================

                                                        ING GET          ING GET          ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           H                I                J                K
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     884,658    $      43,214    $      13,444    $      59,139
                                                     ----------------------------------------------------------------
Total investment income                                    884,658           43,214           13,444           59,139

Expenses:
  Mortality and expense risk and other charges             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Total expenses                                             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Net investment income (loss)                               547,635           21,898            6,713           30,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (18,834)            (569)            (125)          (1,488)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (18,834)            (569)            (125)          (1,488)

Net unrealized appreciation (depreciation) of
  investments                                              261,776           20,808            9,404           61,491
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     790,577    $      42,137    $      15,992    $      90,011
                                                     ================================================================

                                                        ING GET          ING GET         ING GET
                                                     FUND - SERIES    FUND - SERIES   FUND - SERIES      ING VP
                                                           L                Q               S           BALANCED
                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         643    $      98,661   $     297,798   $  7,228,682
                                                     -------------------------------------------------------------
Total investment income                                        643           98,661         297,798      7,228,682

Expenses:
  Mortality and expense risk and other charges              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Total expenses                                              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Net investment income (loss)                               (15,094)          39,701          84,231       (328,865)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (3,830)           1,001           1,225    (34,343,919)
Capital gains distributions                                      -                -               -              -
                                                     -------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (3,830)           1,001           1,225    (34,343,919)

Net unrealized appreciation (depreciation) of
  investments                                               33,101           14,598         251,129    (50,313,550)
                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      14,177    $      55,300   $     336,585   $(84,986,334)
                                                     =============================================================

                                                       ING ALGER                            ING
                                                      AGGRESSIVE                          AMERICAN       ING BARON
                                                        GROWTH -        ING ALGER      CENTURY SMALL     SMALL CAP
                                                     SERVICE CLASS       GROWTH          CAP VALUE        GROWTH
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $         397    $          -
                                                     ---------------------------------------------------------------
Total investment income                                          -                -              397               -

Expenses:
  Mortality and expense risk and other charges               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Total expenses                                               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Net investment income (loss)                                (3,836)            (874)          (8,487)        (12,030)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (31,634)          (3,216)        (121,450)        (91,546)
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (31,634)          (3,216)        (121,450)        (91,546)

Net unrealized appreciation (depreciation) of
  investments                                              (44,714)         (14,009)         (28,584)         12,422
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (80,184)   $     (18,099)   $    (158,521)   $    (91,154)
                                                     ===============================================================

SEE ACCOMPANYING NOTES.

                                                                        ING VP                            ING VP
                                                                       EMERGING           ING VP          NATURAL
                                                      ING VP BOND       MARKETS        MONEY MARKET      RESOURCES
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $  13,979,625   $           -    $  14,043,117    $      22,713
                                                     ---------------------------------------------------------------
Total investment income                                 13,979,625               -       14,043,117           22,713

Expenses:
  Mortality and expense risk and other charges           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Total expenses                                           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Net investment income (loss)                             9,352,210         (60,027)      10,480,649         (107,993)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  1,537,440         (12,437)      (7,043,074)        (496,464)
Capital gains distributions                              1,998,967               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            3,536,407         (12,437)      (7,043,074)        (496,464)

Net unrealized appreciation (depreciation) of
  investments                                           16,434,247        (364,864)      (1,171,791)          60,037
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  29,322,864   $    (437,328)   $   2,265,784    $    (544,420)
                                                     ===============================================================

                                                         ING VP           ING VP           ING VP       ING ALGER
                                                       STRATEGIC        STRATEGIC        STRATEGIC      AGGRESSIVE
                                                       ALLOCATION       ALLOCATION       ALLOCATION       GROWTH -
                                                        BALANCED          GROWTH           INCOME      INITIAL CLASS
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $   1,355,671    $   1,073,695    $   1,180,083   $           -
                                                     ---------------------------------------------------------------
Total investment income                                  1,355,671        1,073,695        1,180,083               -

Expenses:
  Mortality and expense risk and other charges             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Total expenses                                             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Net investment income (loss)                               769,536          390,798          801,322               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (1,102,064)      (1,461,955)        (969,993)              -
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (1,102,064)      (1,461,955)        (969,993)              -

Net unrealized appreciation (depreciation) of
  investments                                           (5,686,989)      (8,837,831)      (1,818,919)              -
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (6,019,517)   $  (9,908,988)   $  (1,987,590)  $           -
                                                     ===============================================================

                                                                       ING GOLDMAN         ING              ING
                                                        ING DSI          SACHS(R)        JPMORGAN         JPMORGAN
                                                        ENHANCED         CAPITAL          FLEMING         MID CAP
                                                         INDEX           GROWTH        INTERNATIONAL       VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          30    $           7    $     787,040    $       1,944
                                                     ----------------------------------------------------------------
Total investment income                                         30                7          787,040            1,944

Expenses:
  Mortality and expense risk and other charges                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Total expenses                                                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Net investment income (loss)                                  (485)          (1,111)        (570,489)          (2,597)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (4,889)          (4,786)     (16,743,987)         (24,056)
Capital gains distributions                                      2                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (4,887)          (4,786)     (16,743,987)         (24,056)

Net unrealized appreciation (depreciation) of
  investments                                               (2,676)         (13,003)      (1,962,516)          25,682
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (8,048)   $     (18,900)   $ (19,276,992)   $        (971)
                                                     ================================================================

                                                        ING MFS          ING MFS                          ING OPCAP
                                                        CAPITAL          GLOBAL          ING MFS          BALANCED
                                                     OPPORTUNITIES       GROWTH          RESEARCH          VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $     289,444    $          63
                                                     ----------------------------------------------------------------
Total investment income                                          -                -          289,444               63

Expenses:
  Mortality and expense risk and other charges           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Total expenses                                           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Net investment income (loss)                            (1,732,432)            (804)      (1,246,638)          (1,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (12,395,860)          (6,443)      (9,551,678)          (3,740)
Capital gains distributions                                      -                -                -            2,338
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (12,395,860)          (6,443)      (9,551,678)          (1,402)

Net unrealized appreciation (depreciation) of
  investments                                          (50,689,147)          (4,744)     (32,212,734)          18,340
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (64,817,439)   $     (11,991)   $ (43,011,050)   $      15,467
                                                     ================================================================

                                                                        ING SALOMON                       ING SALOMON
                                                                         BROTHERS         ING SALOMON      BROTHERS
                                                       ING PIMCO        AGGRESSIVE          BROTHERS      INVESTORS
                                                      TOTAL RETURN        GROWTH            CAPITAL         VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      219,968   $            -    $           62    $        90
                                                     ----------------------------------------------------------------
Total investment income                                     219,968                -                62             90

Expenses:
  Mortality and expense risk and other charges               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Total expenses                                               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Net investment income (loss)                                158,511       (2,396,499)             (730)        (1,794)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      42,596      (13,795,581)           (8,746)       (15,888)
Capital gains distributions                                 162,107                -               846            281
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               204,703      (13,795,581)           (7,900)       (15,607)

Net unrealized appreciation (depreciation) of
  investments                                               189,866      (90,735,538)           (4,034)       (16,522)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      553,080   $ (106,927,618)   $      (12,664)   $   (33,923)
                                                     ================================================================

                                                        ING VP                                              ING VP
                                                     INTERNATIONAL    ING VP SMALL         ING VP           VALUE
                                                        EQUITY           COMPANY         TECHNOLOGY      OPPORTUNITY
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      20,925    $     603,053    $           -    $     540,931
                                                     ----------------------------------------------------------------
Total investment income                                     20,925          603,053                -          540,931

Expenses:
  Mortality and expense risk and other charges             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Total expenses                                             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Net investment income (loss)                               (80,493)        (740,579)        (297,117)        (726,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)

Net unrealized appreciation (depreciation) of
  investments                                             (404,888)     (23,959,831)       3,470,330      (33,841,501)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (2,887,557)   $ (36,613,467)   $ (16,244,453)   $ (39,928,301)
                                                     ================================================================

SEE ACCOMPANYING NOTES.

                                                       ING T. ROWE         ING UBS          ING VAN            ING VP
                                                      PRICE GROWTH     TACTICAL ASSET        KAMPEN          GROWTH AND
                                                         EQUITY          ALLOCATION         COMSTOCK           INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      381,611    $            -    $       36,689    $   23,373,556
                                                     --------------------------------------------------------------------
Total investment income                                     381,611                 -            36,689        23,373,556

Expenses:
  Mortality and expense risk and other charges            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Total expenses                                            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,678,083)           (1,505)            2,831        (7,432,002)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,973,217)          (12,258)           (9,269)     (453,545,995)
Capital gains distributions                                       -               327                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (2,973,217)          (11,931)           (9,269)     (453,545,995)

Net unrealized appreciation (depreciation) of
  investments                                           (50,934,167)           (3,982)         (380,302)     (363,306,637)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (55,585,467)   $      (17,418)   $     (386,740)   $ (824,284,634)
                                                     ====================================================================

                                                         ING VP         ING VP INDEX      ING VP INDEX     ING VP INDEX
                                                         GROWTH         PLUS LARGECAP     PLUS MIDCAP      PLUS SMALLCAP
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $    1,014,319    $      520,136    $       72,685
                                                     --------------------------------------------------------------------
Total investment income                                           -         1,014,319           520,136            72,685

Expenses:
  Mortality and expense risk and other charges            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Total expenses                                            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,010,818)       (3,404,011)         (817,084)         (424,962)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (10,291,958)      (14,023,982)       (2,146,769)       (1,081,750)
Capital gains distributions                                       -                 -                 -           587,912
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (10,291,958)      (14,023,982)       (2,146,769)         (493,838)

Net unrealized appreciation (depreciation) of
  investments                                           (23,361,352)      (92,338,545)      (20,159,691)       (9,009,053)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (34,664,128)   $ (109,766,538)   $  (23,123,544)   $   (9,927,853)
                                                     ====================================================================

                                                         ING VP           ING VP                             ING VP
                                                         GROWTH        INTERNATIONAL         ING VP           MIDCAP
                                                      OPPORTUNITIES       VALUE             MAGNACAP       OPPORTUNITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $       61,973    $        3,826    $            -
                                                     --------------------------------------------------------------------
Total investment income                                           -            61,973             3,826                 -

Expenses:
  Mortality and expense risk and other charges                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Total expenses                                                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Net investment income (loss)                                   (828)           (5,019)            1,160            (2,259)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (13,616)         (281,022)           (2,679)          (45,113)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (13,616)         (281,022)           (2,679)          (45,113)

Net unrealized appreciation (depreciation) of
  investments                                               (22,292)       (1,267,175)          (58,482)          (24,387)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (36,736)   $   (1,553,216)   $      (60,001)   $      (71,759)
                                                     ====================================================================

                                                                         JANUS ASPEN                         JANUS ASPEN
                                                         ING VP            SERIES         JANUS ASPEN          SERIES
                                                        SMALLCAP         AGGRESSIVE         SERIES            CAPITAL
                                                      OPPORTUNITIES        GROWTH          BALANCED         APPRECIATION
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $            -    $    8,885,698    $        4,158
                                                     --------------------------------------------------------------------
Total investment income                                           -                 -         8,885,698             4,158

Expenses:
  Mortality and expense risk and other charges               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Total expenses                                               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Net investment income (loss)                                (10,280)       (4,630,101)        5,176,463            (8,328)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (143,015)      (29,446,934)        3,603,487           (56,944)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (143,015)      (29,446,934)        3,603,487           (56,944)

Net unrealized appreciation (depreciation) of
  investments                                              (729,426)     (125,670,540)      (36,599,136)         (142,085)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (882,721)   $ (159,747,575)   $  (27,819,186)   $     (207,357)
                                                     ====================================================================

                                                                                         JANUS ASPEN
                                                       JANUS ASPEN                         SERIES
                                                     SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                         INCOME        SERIES GROWTH       GROWTH        JANUS TWENTY
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     3,369,022   $           -    $   5,629,660    $       2,769
                                                     -----------------------------------------------------------------
Total investment income                                    3,369,022               -        5,629,660            2,769

Expenses:
  Mortality and expense risk and other charges               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Total expenses                                               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Net investment income (loss)                               2,674,764      (2,623,799)      (1,078,895)          (1,528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      436,108      (8,168,015)       9,132,959         (130,373)
Capital gains distributions                                        -               -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                436,108      (8,168,015)       9,132,959         (130,373)

Net unrealized appreciation (depreciation) of
  investments                                              3,208,551     (70,336,374)    (206,185,282)           5,684
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     6,319,423   $ (81,128,188)   $(198,131,218)   $    (126,217)
                                                     =================================================================

                                                      OPPENHEIMER         PAX WORLD      PIONEER EQUITY     PIONEER FUND
                                                     STRATEGIC BOND       BALANCED         INCOME VCT           VCT
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      871,546    $       32,874    $       49,068    $        2,727
                                                     --------------------------------------------------------------------
Total investment income                                     871,546            32,874            49,068             2,727

Expenses:
  Mortality and expense risk and other charges              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Total expenses                                              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Net investment income (loss)                                733,390            13,767            35,219               941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (430,873)         (184,739)          (38,971)           (9,207)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (430,873)         (184,739)          (38,971)           (9,207)

Net unrealized appreciation (depreciation) of
  investments                                               555,158           (54,342)         (168,552)          (15,952)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      857,675    $     (225,314)   $     (172,304)   $      (24,218)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                       LORD ABBETT      LORD ABBETT      LORD ABBETT
                                                       GROWTH AND      MID-CAP VALUE       MID-CAP          MFS(R) TOTAL
                                                         INCOME          - CLASS A          VALUE             RETURN
                                                     -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       70,400    $            -   $       56,076    $      454,193
                                                     -------------------------------------------------------------------
Total investment income                                      70,400                 -           56,076           454,193

Expenses:
  Mortality and expense risk and other charges               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Total expenses                                               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Net investment income (loss)                                 13,230                 -           15,687           125,532

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (3,579)                -          (43,515)         (243,763)
Capital gains distributions                                   1,574                 -                -           360,102
                                                     -------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                (2,005)                -          (43,515)          116,339

Net unrealized appreciation (depreciation) of
  investments                                              (935,754)              203         (436,458)       (2,403,153)
                                                     -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (924,529)   $          203   $     (464,286)   $   (2,161,282)
                                                     ===================================================================

                                                                                                            OPPENHEIMER
                                                       OPPENHEIMER       OPPENHEIMER      OPPENHEIMER       MAIN STREET
                                                       AGGRESSIVE        DEVELOPING          GLOBAL          GROWTH &
                                                         GROWTH            MARKETS         SECURITIES         INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           29    $       18,934    $      519,745    $          191
                                                     --------------------------------------------------------------------
Total investment income                                          29            18,934           519,745               191

Expenses:
  Mortality and expense risk and other charges                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Total expenses                                                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Net investment income (loss)                                    (11)            6,601          (614,842)             (195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (78)         (215,922)       (6,640,263)             (296)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                   (78)         (215,922)       (6,640,263)             (296)

Net unrealized appreciation (depreciation) of
  investments                                                  (698)           26,023       (23,058,302)           (4,983)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $         (787)   $     (183,298)   $  (30,313,407)   $       (5,474)
                                                     ====================================================================

                                                     PIONEER MID CAP
                                                        VALUE VCT
                                                     ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         3,666
                                                     ---------------
Total investment income                                        3,666

Expenses:
  Mortality and expense risk and other charges                11,584
                                                     ---------------
Total expenses                                                11,584
                                                     ---------------
Net investment income (loss)                                  (7,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (134,601)
Capital gains distributions                                   32,346
                                                     ---------------
Total realized gain (loss) on investments and
  capital gains distributions                               (102,255)

Net unrealized appreciation (depreciation) of
  investments                                                (99,000)
                                                     ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (209,173)
                                                     ===============

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                                  AIM V.I.
                                                                  CAPITAL         AIM V.I. CORE       AIM V.I.
                                                                APPRECIATION         EQUITY            GROWTH
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   21,974,303    $   48,981,132    $   19,441,222

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1,302,684          (484,048)         (139,088)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (1,526,450)       (1,728,790)       (1,939,557)
   Net unrealized appreciation (depreciation) of investments       (5,252,508)      (10,786,560)       (5,150,424)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from            (5,476,274)      (12,999,398)       (7,229,069)
     operations

Changes from principal transactions:
   Total unit transactions                                          2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
Total increase (decrease)                                          (2,947,744)       (4,702,266)       (3,872,755)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    19,026,559        44,278,866        15,568,467

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (182,097)         (300,005)         (144,737)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,280,466)       (5,332,064)       (5,229,503)
   Net unrealized appreciation (depreciation) of investments       (1,536,061)       (1,623,467)          109,770
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (4,998,624)       (7,255,536)       (5,264,470)

Changes from principal transactions:
   Total unit transactions                                          1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
Total increase (decrease)                                          (3,724,389)       (9,551,078)       (4,165,597)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,302,170    $   34,727,788    $   11,402,870
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                                    AMERICAN
                                                                  AIM V.I.         CENTURY(R)
                                                                  PREMIER           INCOME &       CALVERT SOCIAL
                                                                   EQUITY            GROWTH           BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   18,487,184    $            -    $   63,262,465

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       257,274               148         2,642,143
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (802,610)          (18,554)          504,915
   Net unrealized appreciation (depreciation) of investments       (2,476,719)          (14,022)       (8,202,516)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (3,022,055)          (32,428)       (5,055,458)

Changes from principal transactions:
   Total unit transactions                                          6,869,339           661,379           133,413
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   6,869,339           661,379           133,413
                                                               --------------------------------------------------
Total increase (decrease)                                           3,847,284           628,951        (4,922,045)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    22,334,468           628,951        58,340,420

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (132,782)            2,185           904,418
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,657,522)         (137,793)         (503,998)
   Net unrealized appreciation (depreciation) of investments       (3,590,929)          (89,471)       (8,105,310)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (7,381,233)         (225,079)       (7,704,890)

Changes from principal transactions:
   Total unit transactions                                          1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
Total increase (decrease)                                          (6,357,959)          522,587        (8,574,476)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,976,509    $    1,151,538    $   49,765,944
                                                               ==================================================

                                                               CHAPMAN DEM(R)      EVERGREEN      FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                   EQUITY        SPECIAL VALUES    EQUITY-INCOME        GROWTH
                                                               --------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $            -    $            -    $  195,902,776    $  448,871,801

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (641)          213,423         1,055,312         9,594,905
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (24,232)           24,793          (198,840)        6,136,259
   Net unrealized appreciation (depreciation) of investments            7,716           (12,633)       (2,078,943)      (71,921,470)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (17,157)          225,583        (1,222,471)      (56,190,306)

Changes from principal transactions:
   Total unit transactions                                            109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
Total increase (decrease)                                              92,273         3,925,737        41,411,451       (60,520,694)
                                                               --------------------------------------------------------------------
Net assets at December 31, 2001                                        92,273         3,925,737       237,314,227       388,351,107

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (1,021)          (77,529)        1,285,460        (2,705,772)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (37,967)          144,305         3,748,119        (3,719,368)
   Net unrealized appreciation (depreciation) of investments           (7,677)       (1,182,263)      (54,582,388)     (119,137,622)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (46,665)       (1,115,487)      (49,548,809)     (125,562,762)

Changes from principal transactions:
   Total unit transactions                                              5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
Total increase (decrease)                                             (41,546)        5,441,292       (10,419,539)     (110,607,544)
                                                               --------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $       50,727    $    9,367,029    $  226,894,688    $  277,743,563
                                                               ====================================================================

                                                                                                     FIDELITY(R) VIP
                                                               FIDELITY(R) VIP    FIDELITY(R) VIP       II ASSET
                                                                 HIGH INCOME         OVERSEAS          MANAGER(SM)
                                                               -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $     2,449,768    $    18,191,519    $    23,730,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     10,396,557         25,126,390            286,471
   Net realized gain (loss) on investments and capital gains
     distributions                                                     877,889          2,754,684         (1,178,991)
   Net unrealized appreciation (depreciation) of investments       (24,666,427)      (113,705,777)           490,850
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (13,391,981)       (85,824,703)          (401,670)

Changes from principal transactions:
   Total unit transactions                                          13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
Total increase (decrease)                                              244,503         (3,425,670)        (2,140,790)
                                                               -----------------------------------------------------
Net assets at December 31, 2001                                      2,694,271         14,765,849         21,589,463

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        238,440            (63,113)           591,273
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (294,898)        (1,463,601)          (683,859)
   Net unrealized appreciation (depreciation) of investments           132,233            234,402         (2,081,878)
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         75,775         (1,292,312)        (2,174,464)

Changes from principal transactions:
   Total unit transactions                                             799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
Total increase (decrease)                                              875,160           (690,224)        (3,354,520)
                                                               -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     3,569,431    $    14,075,625    $    18,234,943
                                                               =====================================================

SEE ACCOMPANYING NOTES.

                                                                                                         FRANKLIN
                                                                                                        SMALL CAP
                                                               FIDELITY(R) VIP     FIDELITY(R) VIP        VALUE
                                                               II CONTRAFUND(R)     II INDEX 500        SECURITIES
                                                               ----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $    420,901,510    $   104,649,875    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          82,731          1,998,428             (208)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    1,026,467         (8,115,349)             181
   Net unrealized appreciation (depreciation) of investments        (15,151,354)         2,165,801           12,921
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (14,042,156)        (3,951,120)          12,894

Changes from principal transactions:
   Total unit transactions                                          (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
Total increase (decrease)                                           (45,614,370)        (8,553,137)         129,725
                                                               ----------------------------------------------------
Net assets at December 31, 2001                                     375,287,140         96,096,738          129,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (1,050,827)           258,995          (23,429)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    3,612,614         (5,339,241)        (280,712)
   Net unrealized appreciation (depreciation) of investments        (44,845,411)       (17,807,942)      (1,169,760)
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (42,283,624)       (22,888,188)      (1,473,901)

Changes from principal transactions:
   Total unit transactions                                           49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
Total increase (decrease)                                             7,068,816        (23,428,558)       7,820,898
                                                               ----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $    382,355,956    $    72,668,180    $   7,950,623
                                                               ====================================================

                                                                  ING GET          ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     C                D                E                G
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 136,195,306    $ 331,078,585    $ 131,674,642    $  38,003,615

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    6,135,875          401,935         (715,932)        (365,901)
   Net realized gain (loss) on investments and capital gains
     distributions                                               (58,300,789)      (1,990,871)        (386,585)        (110,844)
   Net unrealized appreciation (depreciation) of investments      30,255,816        3,568,651          298,581          458,080
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (21,909,098)       1,979,715         (803,936)         (18,665)

Changes from principal transactions:
   Total unit transactions                                      (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                               (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                       (136,195,306)     (42,784,665)     (13,477,919)      (4,257,495)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      288,293,920      118,196,723       33,746,120

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -        7,760,275        2,970,976          778,552
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -       (3,074,187)        (463,497)         (98,487)
   Net unrealized appreciation (depreciation) of investments               -       (6,395,383)         395,754          396,324
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -       (1,709,295)       2,903,233        1,076,389

Changes from principal transactions:
   Total unit transactions                                                 -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (54,227,954)     (13,753,473)      (3,990,000)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $           -    $ 234,065,966    $ 104,443,250    $  29,756,120
                                                               ================================================================

                                                                  ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     H                I                J
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  29,175,653    $   1,364,320    $     456,726

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (248,381)         (19,408)          (6,244)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (40,766)          (3,067)          (2,966)
   Net unrealized appreciation (depreciation) of investments          63,943           13,693            6,718
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (225,204)          (8,782)          (2,492)

Changes from principal transactions:
   Total unit transactions                                        (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
Total increase (decrease)                                         (3,367,858)        (112,028)         (76,201)
                                                               -----------------------------------------------
Net assets at December 31, 2001                                   25,807,795        1,252,292          380,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      547,635           21,898            6,713
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (18,834)            (569)            (125)
   Net unrealized appreciation (depreciation) of investments         261,776           20,808            9,404
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      790,577           42,137           15,992

Changes from principal transactions:
   Total unit transactions                                        (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
Total increase (decrease)                                         (2,526,282)         (61,930)          13,767
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  23,281,513    $   1,190,362    $     394,292
                                                               ===============================================

SEE ACCOMPANYING NOTES.

                                                                  ING GET         ING GET           ING GET
                                                               FUND - SERIES   FUND - SERIES     FUND - SERIES
                                                                     K               L                 Q
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   2,862,754    $      15,987    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (36,603)          14,850           (1,014)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (10,159)           3,820                1
   Net unrealized appreciation (depreciation) of investments         (18,310)         (27,354)           1,625
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (65,072)          (8,684)             612

Changes from principal transactions:
   Total unit transactions                                          (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
Total increase (decrease)                                           (587,973)       1,288,701        3,641,608
                                                               -----------------------------------------------
Net assets at December 31, 2001                                    2,274,781        1,304,688        3,641,608

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       30,008          (15,094)          39,701
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (1,488)          (3,830)           1,001
   Net unrealized appreciation (depreciation) of investments          61,491           33,101           14,598
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       90,011           14,177           55,300

Changes from principal transactions:
   Total unit transactions                                          (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
Total increase (decrease)                                           (226,955)        (118,161)       1,389,580
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   2,047,826    $   1,186,527    $   5,031,188
                                                               ===============================================

                                                                  ING GET                                         ING VP
                                                               FUND - SERIES      ING VP                          EMERGING
                                                                     S           BALANCED        ING VP BOND      MARKETS
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -   $ 875,435,544    $ 301,918,661   $   6,367,049

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -      38,054,883       18,766,375       1,179,780
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -     (13,695,954)       1,096,582      (2,487,404)
   Net unrealized appreciation (depreciation) of investments               -     (71,315,416)       4,915,523         693,375
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -     (46,956,487)      24,778,480        (614,249)

Changes from principal transactions:
   Total unit transactions                                                 -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -    (107,392,080)     107,677,616        (848,200)
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -     768,043,464      409,596,277       5,518,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       84,231        (328,865)       9,352,210         (60,027)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     1,225     (34,343,919)       3,536,407         (12,437)
   Net unrealized appreciation (depreciation) of investments         251,129     (50,313,550)      16,434,247        (364,864)
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      336,585     (84,986,334)      29,322,864        (437,328)

Changes from principal transactions:
   Total unit transactions                                        46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
Total increase (decrease)                                         46,557,649    (170,118,159)      48,581,251        (499,035)
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  46,557,649   $ 597,925,305    $ 458,177,528   $   5,019,814
                                                               ==============================================================

                                                                                                      ING VP
                                                                                                     STRATEGIC
                                                                ING VP MONEY     ING VP NATURAL      ALLOCATION
                                                                   MARKET           RESOURCES         BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  322,713,770    $   16,696,149    $   62,529,623

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    15,286,972          (165,895)          865,707
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,500,285)          380,510          (317,652)
   Net unrealized appreciation (depreciation) of investments       (1,822,815)       (3,274,760)       (5,588,587)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     9,963,872        (3,060,145)       (5,040,532)

Changes from principal transactions:
   Total unit transactions                                         41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
Total increase (decrease)                                          51,854,908        (3,945,165)       (5,491,732)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                   374,568,678        12,750,984        57,037,891

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    10,480,649          (107,993)          769,536
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (7,043,074)         (496,464)       (1,102,064)
   Net unrealized appreciation (depreciation) of investments       (1,171,791)           60,037        (5,686,989)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     2,265,784          (544,420)       (6,019,517)

Changes from principal transactions:
   Total unit transactions                                         (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
Total increase (decrease)                                          (5,722,844)         (854,408)       (9,191,716)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  368,845,834    $   11,896,576    $   47,846,175
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                  ING VP          ING VP          ING ALGER
                                                                 STRATEGIC       STRATEGIC        AGGRESSIVE
                                                                ALLOCATION      ALLOCATION     GROWTH - INITIAL
                                                                  GROWTH          INCOME            CLASS
                                                               ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 77,057,293    $ 39,124,035    $              -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     385,421       1,241,844                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (298,788)       (223,825)                  -
   Net unrealized appreciation (depreciation) of investments     (9,742,829)     (2,378,644)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,656,196)     (1,360,625)                  -

Changes from principal transactions:
   Total unit transactions                                         (390,814)       (667,463)                  -
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (390,814)       (667,463)                  -
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,047,010)     (2,028,088)                  -
                                                               ------------------------------------------------
Net assets at December 31, 2001                                  67,010,283      37,095,947                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     390,798         801,322                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                               (1,461,955)       (969,993)                  -
   Net unrealized appreciation (depreciation) of investments     (8,837,831)     (1,818,919)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,908,988)     (1,987,590)                  -

Changes from principal transactions:
   Total unit transactions                                       (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,964,102)     (5,486,289)                  2
                                                               ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $ 56,046,181    $ 31,609,658    $              2
                                                               ================================================

                                                                 ING ALGER
                                                                 AGGRESSIVE                     ING AMERICAN      ING BARON
                                                                  GROWTH -        ING ALGER     CENTURY SMALL     SMALL CAP
                                                               SERVICE CLASS       GROWTH         CAP VALUE        GROWTH
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $          -    $           -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -               -                -               -
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -               -                -               -
   Net unrealized appreciation (depreciation) of investments               -               -                -               -
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -               -                -               -

Changes from principal transactions:
   Total unit transactions                                                 -               -                -               -
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -               -                -               -
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -               -                -               -
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -               -                -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (3,836)           (874)          (8,487)        (12,030)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (31,634)         (3,216)        (121,450)        (91,546)
   Net unrealized appreciation (depreciation) of investments         (44,714)        (14,009)         (28,584)         12,422
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (80,184)        (18,099)        (158,521)        (91,154)

Changes from principal transactions:
   Total unit transactions                                           981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
Total increase (decrease)                                            901,506         254,944        1,833,983       3,238,742
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     901,506    $    254,944    $   1,833,983    $  3,238,742
                                                               ==============================================================

                                                                             ING DSI          ING GOLDMAN       ING JPMORGAN
                                                                            ENHANCED       SACHS(R) CAPITAL        FLEMING
                                                                              INDEX              GROWTH         INTERNATIONAL
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   219,543,248

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         41,359,131
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -        (99,622,293)
   Net unrealized appreciation (depreciation) of investments                           -                  -          1,492,078
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (56,771,084)

Changes from principal transactions:
   Total unit transactions                                                             -                  -        (17,206,284)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -        (17,206,284)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (73,977,368)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        145,565,880

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (485)            (1,111)          (570,489)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (4,887)            (4,786)       (16,743,987)
   Net unrealized appreciation (depreciation) of investments                      (2,676)           (13,003)        (1,962,516)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (8,048)           (18,900)       (19,276,992)

Changes from principal transactions:
   Total unit transactions                                                       133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        125,587            347,106        (37,726,698)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       125,587    $       347,106    $   107,839,182
                                                                         =====================================================

SEE ACCOMPANYING NOTES.


                                                                   ING             ING MFS
                                                               JPMORGAN MID        CAPITAL          ING MFS          ING MFS
                                                                 CAP VALUE      OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $ 291,499,326    $           -    $ 234,529,426

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -       44,589,736                -       39,465,264
   Net realized gain (loss) on investments and capital gains
      distributions                                                        -        1,619,149                -         (397,122)
   Net unrealized appreciation (depreciation) of investments               -     (123,835,138)               -      (89,669,928)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                           -      (77,626,253)               -      (50,601,786)
Changes from principal transactions:
   Total unit transactions                                                 -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                         -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (75,493,210)               -      (62,267,313)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      216,006,116                -      172,262,113

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,597)      (1,732,432)            (804)      (1,246,638)
   Net realized gain (loss) on investments and capital gains
      distributions                                                  (24,056)     (12,395,860)          (6,443)      (9,551,678)
   Net unrealized appreciation (depreciation) of investments          25,682      (50,689,147)          (4,744)     (32,212,734)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                        (971)     (64,817,439)         (11,991)     (43,011,050)

Changes from principal transactions:
   Total unit transactions                                         1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                 1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                          1,038,243      (86,856,009)         202,106      (57,769,996)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   1,038,243    $ 129,150,107    $     202,106    $ 114,492,117
                                                               ================================================================

                                                                                                                ING SALOMON
                                                                                                                  BROTHERS
                                                                            ING OPCAP          ING PIMCO         AGGRESSIVE
                                                                          BALANCED VALUE      TOTAL RETURN         GROWTH
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   425,187,851

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         18,997,062
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          1,106,537
   Net unrealized appreciation (depreciation) of investments                           -                  -       (130,575,292)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -       (110,471,693)

Changes from principal transactions:
   Total unit transactions                                                             -                  -         (9,479,180)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -         (9,479,180)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -       (119,950,873)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        305,236,978

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (1,471)           158,511         (2,396,499)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (1,402)           204,703        (13,795,581)
   Net unrealized appreciation (depreciation) of investments                      18,340            189,866        (90,735,538)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                15,467            553,080       (106,927,618)

Changes from principal transactions:
   Total unit transactions                                                       499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        515,293         16,278,729       (129,310,070)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       515,293    $    16,278,729    $   175,926,908
                                                                         =====================================================

                                                                                              ING SALOMON        ING T. ROWE
                                                                           ING SALOMON          BROTHERS        PRICE GROWTH
                                                                         BROTHERS CAPITAL   INVESTORS VALUE        EQUITY
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   244,865,459

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         34,277,709
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          2,360,449
   Net unrealized appreciation (depreciation) of investments                           -                  -        (64,675,026)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (28,036,868)

Changes from principal transactions:
   Total unit transactions                                                             -                  -          6,924,273
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -          6,924,273
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (21,112,595)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        223,752,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (730)            (1,794)        (1,678,083)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (7,900)           (15,607)        (2,973,217)
   Net unrealized appreciation (depreciation) of investments                      (4,034)           (16,522)       (50,934,167)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (12,664)           (33,923)       (55,585,467)

Changes from principal transactions:
   Total unit transactions                                                       256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        244,020            635,447        (53,864,073)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       244,020    $       635,447    $   169,888,791
                                                                         =====================================================

SEE ACCOMPANYING NOTES.

                                                                 ING UBS          ING VAN
                                                              TACTICAL ASSET      KAMPEN       ING VP GROWTH        ING VP
                                                                ALLOCATION       COMSTOCK       AND INCOME          GROWTH
                                                              ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $           -   $           -   $  4,739,548,311   $ 171,159,499

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            -               -        (19,006,585)     15,041,699
  Net realized gain (loss) on investments and capital gains
     distributions                                                        -               -       (297,064,241)     (2,578,041)
  Net unrealized appreciation (depreciation) of investments               -               -       (571,636,525)    (60,409,271)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                           -               -       (887,707,351)    (47,945,613)

Changes from principal transactions:
  Total unit transactions                                                 -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                         -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                                 -               -     (1,340,050,518)    (50,394,980)
                                                              ----------------------------------------------------------------
Net assets at December 31, 2001                                           -               -      3,399,497,793     120,764,519

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (1,505)          2,831         (7,432,002)     (1,010,818)
  Net realized gain (loss) on investments and capital gains
     distributions                                                  (11,931)         (9,269)      (453,545,995)    (10,291,958)
  Net unrealized appreciation (depreciation) of investments          (3,982)       (380,302)      (363,306,637)    (23,361,352)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                     (17,418)       (386,740)      (824,284,634)    (34,664,128)

Changes from principal transactions:
  Total unit transactions                                           491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                   491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                           474,490       8,174,710     (1,258,080,056)    (44,225,871)
                                                              ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $     474,490   $   8,174,710   $  2,141,417,737   $  76,538,648
                                                              ================================================================

                                                                               ING VP INDEX     ING VP INDEX      ING VP INDEX
                                                                              PLUS LARGECAP      PLUS MIDCAP      PLUS SMALLCAP
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   488,938,113   $    55,395,398   $    12,842,621

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   14,352,402         3,493,850           805,028
   Net realized gain (loss) on investments and capital gains distributions           271,554        (1,001,111)         (206,722)
   Net unrealized appreciation (depreciation) of investments                     (88,664,972)       (3,384,916)         (180,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (74,041,016)         (892,177)          418,153

Changes from principal transactions:
   Total unit transactions                                                        44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (29,332,094)       33,095,684        16,017,243
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  459,606,019        88,491,082        28,859,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (3,404,011)         (817,084)         (424,962)
   Net realized gain (loss) on investments and capital gains distributions       (14,023,982)       (2,146,769)         (493,838)
   Net unrealized appreciation (depreciation) of investments                     (92,338,545)      (20,159,691)       (9,009,053)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations              (109,766,538)      (23,123,544)       (9,927,853)

Changes from principal transactions:
   Total unit transactions                                                        28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (81,145,565)       55,770,226        25,718,974
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   378,460,454   $   144,261,308   $    54,578,838
                                                                             ===================================================

                                                                                 ING VP
                                                                              INTERNATIONAL      ING VP SMALL        ING VP
                                                                                  EQUITY           COMPANY         TECHNOLOGY
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $    12,949,161   $   104,712,398   $    24,855,104

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (114,755)        3,018,410          (292,747)
   Net realized gain (loss) on investments and capital gains distributions        (8,259,787)      (11,884,983)      (10,951,401)
   Net unrealized appreciation (depreciation) of investments                       5,140,073        12,945,068         3,274,444
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (3,234,469)        4,078,495        (7,969,704)

Changes from principal transactions:
   Total unit transactions                                                         1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (1,971,220)       29,487,823         6,899,008
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                   10,977,941       134,200,221        31,754,112

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                      (80,493)         (740,579)         (297,117)
   Net realized gain (loss) on investments and capital gains distributions        (2,402,176)      (11,913,057)      (19,417,666)
   Net unrealized appreciation (depreciation) of investments                        (404,888)      (23,959,831)        3,470,330
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (2,887,557)      (36,613,467)      (16,244,453)

Changes from principal transactions:
   Total unit transactions                                                           157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (2,729,927)      (19,115,468)       (8,752,691)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     8,248,014   $   115,084,753   $    23,001,421
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING VP          ING VP
                                                                    ING VP VALUE      GROWTH       INTERNATIONAL      ING VP
                                                                    OPPORTUNITY    OPPORTUNITIES       VALUE         MAGNACAP
                                                                   -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $  63,066,047   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        3,264,764               1          17,293               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      959,448               -              (4)              -
   Net unrealized appreciation (depreciation) of investments         (14,672,799)              -          16,501               -
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (10,448,587)              1          33,790               -

Changes from principal transactions:
   Total unit transactions                                            66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             55,594,045           9,527       1,529,054               -
                                                                   -------------------------------------------------------------
Net assets at December 31, 2001                                      118,660,092           9,527       1,529,054               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (726,826)           (828)         (5,019)          1,160
   Net realized gain (loss) on investments and capital gains
      distributions                                                   (5,359,974)        (13,616)       (281,022)         (2,679)
   Net unrealized appreciation (depreciation) of investments         (33,841,501)        (22,292)     (1,267,175)        (58,482)
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (39,928,301)        (36,736)     (1,553,216)        (60,001)

Changes from principal transactions:
   Total unit transactions                                            36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             (3,314,654)        148,951      11,295,934         543,704
                                                                   -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $ 115,345,438   $     158,478   $  12,824,988   $     543,704
                                                                   =============================================================

                                                                                                                   JANUS ASPEN
                                                                                 ING VP            ING VP            SERIES
                                                                                 MIDCAP           SMALLCAP          AGGRESSIVE
                                                                              OPPORTUNITIES     OPPORTUNITIES         GROWTH
                                                                             ---------------------------------------------------
Net assets at January 1, 2001                                                $             -   $             -   $   950,193,244

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (96)              (66)       (7,331,111)
   Net realized gain (loss) on investments and capital gains distributions              (187)              (33)       28,752,425
   Net unrealized appreciation (depreciation) of investments                            (112)            2,843      (404,437,726)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (395)            2,744      (383,016,412)

Changes from principal transactions:
   Total unit transactions                                                            29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             29,521            59,269      (380,783,244)
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       29,521            59,269       569,410,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       (2,259)          (10,280)       (4,630,101)
   Net realized gain (loss) on investments and capital gains distributions           (45,113)         (143,015)      (29,446,934)
   Net unrealized appreciation (depreciation) of investments                         (24,387)         (729,426)     (125,670,540)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                   (71,759)         (882,721)     (159,747,575)

Changes from principal transactions:
   Total unit transactions                                                           498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                            427,148         2,180,131      (200,226,397)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $       456,669   $     2,239,400   $   369,183,603
                                                                             ===================================================

                                                                                                 JANUS ASPEN       JANUS ASPEN
                                                                               JANUS ASPEN      SERIES CAPITAL   SERIES FLEXIBLE
                                                                             SERIES BALANCED     APPRECIATION        INCOME
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   296,053,943   $             -   $    36,898,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,223,121             1,544         2,372,908
   Net realized gain (loss) on investments and capital gains distributions         3,182,497           (31,717)         (319,597)
   Net unrealized appreciation (depreciation) of investments                     (26,645,333)          (15,659)          711,559
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (18,239,715)          (45,832)        2,764,870

Changes from principal transactions:
   Total unit transactions                                                        60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         42,396,117           530,322        19,845,899
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  338,450,060           530,322        56,743,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,176,463            (8,328)        2,674,764
   Net realized gain (loss) on investments and capital gains distributions         3,603,487           (56,944)          436,108
   Net unrealized appreciation (depreciation) of investments                     (36,599,136)         (142,085)        3,208,551
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (27,819,186)         (207,357)        6,319,423

Changes from principal transactions:
   Total unit transactions                                                        42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         15,090,055         1,488,966        35,526,818
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   353,540,115   $     2,019,288   $    92,270,717
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                     JANUS ASPEN
                                                                                       SERIES                          LORD ABBETT
                                                                    JANUS ASPEN       WORLDWIDE                        GROWTH AND
                                                                   SERIES GROWTH       GROWTH          JANUS TWENTY       INCOME
                                                                  -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                     $  412,685,554   $  1,083,719,714   $         545   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,825,056)        (5,316,017)            204          27,902
   Net realized gain (loss) on investments and capital
      gains distributions                                             10,350,850         42,740,588         (31,196)             18
   Net unrealized appreciation (depreciation) of
      investments                                                   (114,584,226)      (287,709,336)       (145,461)         24,456
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                    (107,058,432)      (250,284,765)       (176,453)         52,376

Changes from principal transactions:
   Total unit transactions                                                (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                        (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (107,066,443)      (300,063,446)        496,180       1,226,053
                                                                  -----------------------------------------------------------------
Net assets at December 31, 2001                                      305,619,111        783,656,268         496,725       1,226,053

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,623,799)        (1,078,895)         (1,528)         13,230
   Net realized gain (loss) on investments and capital
      gains distributions                                             (8,168,015)         9,132,959        (130,373)         (2,005)
   Net unrealized appreciation (depreciation) of
      investments                                                    (70,336,374)      (206,185,282)          5,684        (935,754)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (81,128,188)      (198,131,218)       (126,217)       (924,529)

Changes from principal transactions:
   Total unit transactions                                           (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                   (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (106,452,896)      (270,213,686)       (114,150)     10,946,178
                                                                  -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                   $  199,166,215   $    513,442,582   $     382,575   $  12,172,231
                                                                  =================================================================

                                                                              LORD ABBETT
                                                                                 MID-CAP
                                                                              VALUE - CLASS      LORD ABBETT      MFS(R) TOTAL
                                                                                    A           MID-CAP VALUE        RETURN
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $     4,859,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -               194           355,342
   Net realized gain (loss) on investments and capital gains distributions                 -                24            66,450
   Net unrealized appreciation (depreciation) of
      investments                                                                          -             7,040          (280,772)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -             7,258           141,020
Changes from principal transactions:
   Total unit transactions                                                                 -           257,780        16,227,259
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -           257,780        16,227,259
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           265,038        16,368,279
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           265,038        21,227,997

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -            15,687           125,532
   Net realized gain (loss) on investments and capital gains distributions                 -           (43,515)          116,339
   Net unrealized appreciation (depreciation) of investments                             203          (436,458)       (2,403,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       203          (464,286)       (2,161,282)

Changes from principal transactions:
   Total unit transactions                                                            21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             21,419         9,859,284        18,110,034
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        21,419   $    10,124,322   $    39,338,031
                                                                             ===================================================

                                                                               OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                                                               AGGRESSIVE        DEVELOPING          GLOBAL
                                                                                 GROWTH            MARKETS         SECURITIES
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $    50,258,541

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -             2,226         6,360,931
   Net realized gain (loss) on investments and capital gains distributions                 -             6,994        (6,699,112)
   Net unrealized appreciation (depreciation) of investments                               -             3,903        (6,717,504)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -            13,123        (7,055,685)

Changes from principal transactions:
   Total unit transactions                                                                 -           209,770        43,783,614
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal  transactions                      -           209,770        43,783,614
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           222,893        36,727,929
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           222,893        86,986,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (11)            6,601          (614,842)
   Net realized gain (loss) on investments and capital gains distributions               (78)         (215,922)       (6,640,263)
   Net unrealized appreciation (depreciation) of investments                            (698)           26,023       (23,058,302)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (787)         (183,298)      (30,313,407)

Changes from principal transactions:
   Total unit transactions                                                             3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
Total increase (decrease)                                                              2,970         1,071,261        30,413,317
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $         2,970   $     1,294,154   $   117,399,787
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                               OPPENHEIMER
                                                                               MAIN STREET
                                                                                 GROWTH &        OPPENHEIMER       PAX WORLD
                                                                                 INCOME         STRATEGIC BOND      BALANCED
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $     6,009,685   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -           404,512            32,262
   Net realized gain (loss) on investments and capital gains distributions                 -          (181,058)          (28,626)
   Net unrealized appreciation (depreciation) of investments                               -            11,908          (109,382)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -           235,362          (105,746)

Changes from principal transactions:
   Total unit transactions                                                                 -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -         3,806,910         2,309,174
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -         9,816,595         2,309,174

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                         (195)          733,390            13,767
   Net realized gain (loss) on investments and capital gains distributions              (296)         (430,873)         (184,739)
   Net unrealized appreciation (depreciation) of investments                          (4,983)          555,158           (54,342)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                    (5,474)          857,675          (225,314)

Changes from principal transactions:
   Total unit transactions                                                            33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             28,115         6,845,303          (704,363)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        28,115   $    16,661,898   $     1,604,811
                                                                             ===================================================

                                                                                 PIONEER
                                                                              EQUITY INCOME      PIONEER FUND      PIONEER MID
                                                                                   VCT               VCT          CAP VALUE VCT
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          145                 1              (212)
   Net realized gain (loss) on investments and capital gains distributions                (2)                -              (737)
   Net unrealized appreciation (depreciation) of investments                             820                 1             4,644
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       963                 2             3,695

Changes from principal transactions:
   Total unit transactions                                                            87,442             8,943            77,197
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  87,442             8,943            77,197
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             88,405             8,945            80,892
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       88,405             8,945            80,892

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       35,219               941            (7,918)
   Net realized gain (loss) on investments and capital gains distributions           (38,971)           (9,207)         (102,255)
   Net unrealized appreciation (depreciation) of investments                        (168,552)          (15,952)          (99,000)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                  (172,304)          (24,218)         (209,173)

Changes from principal transactions:
   Total unit transactions                                                         3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
Total increase (decrease)                                                          3,694,061           422,956         2,062,445
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     3,782,466   $       431,901   $     2,143,337
                                                                             ===================================================

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 88 investment divisions (the "Divisions"), 36 of which invest in independently managed mutual funds and 52 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
American Century(R) Income & Growth Fund
    - Advisor Class*
Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund - Institutional Shares*
Evergreen Special Values Fund - Class A*
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Variable Insurance Products II:
  Fidelity(R) VIP II Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP II Index 500 Portfolio - Initial Class
Franklin Templeton Variable Insurance Products:
  Franklin Small Cap Value Securities Fund - Class 2*
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q*
  ING GET Fund - Series S**
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Initial Class**
  ING Alger Aggressive Growth Portfolio - Service Class**
  ING Alger Growth Portfolio - Service Class**
  ING American Century Small Cap Value Portfolio
    - Service Class**
  ING Baron Small Cap Growth Portfolio - Service Class**
  ING DSI Enhanced Index Portfolio - Service Class**
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class** ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class**
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class**
  ING MFS Research Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class**
  ING PIMCO Total Return Portfolio - Service Class**
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Capital Portfolio - Service Class**
  ING Salomon Brothers Investors Value Portfolio - Service Class** ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Comstock Portfolio - Service Class**
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R

  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products:
  ING VP Growth Opportunities Portfolio - Class R*
  ING VP International Value Portfolio - Class R*
  ING VP MagnaCap Portfolio - Class R**
  ING VP MidCap Opportunities Portfolio - Class R*
  ING VP SmallCap Opportunities Portfolio - Class R*
Janus Aspen Series:
  Janus Aspen Series Aggressive Growth Portfolio
   - Institutional Shares
  Janus Aspen Series Balanced Portfolio
   - Institutional Shares
  Janus Aspen Series Capital Appreciation Portfolio
   - Service Shares*
  Janus Aspen Series Flexible Income Portfolio
   - Institutional Shares
  Janus Aspen Series Growth Portfolio
   - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio
   - Institutional Shares
Janus Twenty Fund
Lord Abbett Funds:
    Lord Abbett Growth and Income Portfolio*
    Lord Abbett Mid-Cap Value Fund - Class A**
    Lord Abbett Mid-Cap Value Portfolio*
MFS(R) Variable Insurance Trust:
    MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA**
    Oppenheimer Developing Markets Fund/VA*
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Growth & Income Fund/VA**
    Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund*
Pioneer Variable Contracts:
    Pioneer Equity Income VCT Portfolio - Class I*
    Pioneer Fund VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I*

*   Investment Division added in 2001.
**  Investment Division added in 2002.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

             CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
AIM V.I. Core Equity                           AIM V.I. Growth and Income
AIM V.I. Premier Equity                        AIM V.I. Value
ING GET Fund - Series D                        Aetna GET Fund, Series D
ING GET Fund - Series E                        Aetna GET Fund, Series E
ING GET Fund - Series G                        Aetna GET Fund, Series G
ING GET Fund - Series H                        Aetna GET Fund, Series H
ING GET Fund - Series I                        Aetna GET Fund, Series I
ING GET Fund - Series J                        Aetna GET Fund, Series J
ING GET Fund - Series K                        Aetna GET Fund, Series K
ING GET Fund - Series L                        Aetna GET Fund, Series L
ING GET Fund - Series Q                        Aetna GET Fund, Series Q
ING VP Balanced                                Aetna Balanced VP, Inc.
ING VP Bond                                    Aetna Bond VP
ING VP Emerging Markets                        Pilgrim Emerging Markets
ING VP Money Market                            Aetna Money Market VP
ING VP Natural Resources                       Pilgrim Natural Resources
ING VP Strategic Allocation Balanced           Aetna Crossroads VP
ING VP Strategic Allocation Growth             Aetna Ascent VP
ING VP Strategic Allocation Income             Aetna Legacy VP
ING JPMorgan Fleming International             PPI Scudder International Growth
ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
ING MFS Research                               PPI MFS Research
ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
ING VP Growth and Income                       Aetna Growth and Income VP
ING VP Growth                                  Aetna Growth VP
ING VP Index Plus LargeCap                     Aetna Index Plus LargeCap VP
ING VP Index Plus MidCap                       Aetna Index Plus MidCap VP
ING VP Index Plus SmallCap                     Aetna Index Plus SmallCap VP
ING VP International Equity                    Aetna International VP
ING VP Small Company                           Aetna Small Company VP
ING VP Technology                              Aetna Technology VP
ING VP Value Opportunity                       Aetna Value Opportunity VP
ING VP Growth Opportunities                    Pilgrim Growth Opportunities
ING VP International Value                     Pilgrim International Value
ING VP MidCap Opportunities                    Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities                  Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

CONTRACT MAINTENANCE CHARGES

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Generations Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                               4,304,518        3,212,380        6,795,876        2,964,662
   AIM V.I. Core Equity                                        4,639,440        7,234,987       12,861,882        5,048,798
   AIM V.I. Growth                                             4,031,977        3,077,841        6,479,103        3,261,877
   AIM V.I. Premier Equity                                     5,382,085        4,491,593       10,659,285        3,532,672
American Century(R) Income & Growth                            1,592,525          842,674          900,988          239,461
Calvert Social Balanced                                        5,052,511        5,017,679        7,975,257        5,199,701
Chapman DEM(R) Equity                                          1,890,542        1,886,444          855,427          746,638
Evergreen Special Values                                       8,955,432        2,195,369        4,895,178          981,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                              62,847,527       17,195,608       76,739,650       11,539,661
   Fidelity(R) VIP Growth                                     35,079,895       22,830,449       71,295,121       20,864,722
   Fidelity(R) VIP High Income                                10,446,606        9,408,781        4,855,135        3,922,491
   Fidelity(R) VIP Overseas                                  281,454,988      280,916,013       22,139,399       19,615,521
Fidelity(R) Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                        2,131,712        2,720,495        3,217,296        3,080,303
   Fidelity(R) VIP II Contrafund(R)                           65,464,829       17,163,216       43,503,093       23,332,252
   Fidelity(R) VIP II Index 500                               12,609,912       12,891,287       29,332,205       23,760,455
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                        11,105,799        1,679,918          117,530              907
ING GET Fund:
   ING GET Fund - Series C                                             -                -        9,017,003      117,167,336
   ING GET Fund - Series D                                    11,539,155       56,297,539        8,511,607       52,874,052
   ING GET Fund - Series E                                     5,419,715       19,105,445        2,721,893       16,111,808
   ING GET Fund - Series G                                     1,766,927        6,054,764          467,334        5,072,065

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING GET Fund (continued):
   ING GET Fund - Series H                                     1,130,381        3,899,605          329,805        3,720,840
   ING GET Fund - Series I                                        44,504          126,673            3,175          125,829
   ING GET Fund - Series J                                        13,444            8,956            2,630           82,583
   ING GET Fund - Series K                                        59,140          346,098            2,211          561,715
   ING GET Fund - Series L                                           643          148,075        1,582,138          269,903
   ING GET Fund - Series Q                                     1,721,717          347,736        3,702,833           62,851
   ING GET Fund - Series S                                    47,018,416          713,121                -                -
ING VP Balanced                                               17,169,378      102,630,068       57,920,804       80,301,514
ING VP Bond                                                   84,342,033       53,732,469      139,555,876       37,890,365
ING VP Emerging Markets                                       47,682,941       47,804,675       21,549,670       20,603,841
ING VP Money Market                                        1,389,100,243    1,386,608,222    1,004,633,421      947,455,413
ING VP Natural Resources                                       4,360,249        4,778,230        7,513,036        8,563,951
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                        4,619,714        7,022,377        6,028,535        5,614,028
   ING VP Strategic Allocation Growth                          5,098,351        5,762,667        5,671,221        5,676,614
   ING VP Strategic Allocation Income                          5,481,648        8,179,025        7,056,057        6,481,676
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                         2                -                -                -
   ING Alger Aggressive Growth - Service Class                 1,107,671          129,817                -                -
   ING Alger Growth                                              286,061           13,892                -                -
   ING American Century Small Cap Value                        3,070,006        1,085,989                -                -
   ING Baron Small Cap Growth                                  4,071,892          754,026                -                -
   ING DSI Enhanced Index                                        188,034           54,882                -                -
   ING Goldman Sachs(R) Capital Growth                           496,888          131,993                -                -
   ING JPMorgan Fleming International                        877,751,717      896,771,912      756,661,473      732,508,626
   ING JPMorgan Mid Cap Value                                  1,323,013          286,396                -                -
   ING MFS Capital Opportunities                               7,580,696       31,351,698       72,588,500       25,865,721
   ING MFS Global Growth                                         525,151          311,858                -                -
   ING MFS Research                                            3,898,242       19,903,826       48,509,890       20,710,153
   ING OpCap Balanced Value                                      620,447          119,754                -                -
   ING PIMCO Total Return                                     17,097,818        1,051,551                -                -
   ING Salomon Brothers Aggressive Growth                     10,302,360       35,081,311       43,069,920       33,552,038
   ING Salomon Brothers Capital                                  444,832          188,032                -                -
   ING Salomon Brothers Investors Value                          725,794           57,937                -                -
   ING T. Rowe Price Growth Equity                            17,849,790       17,806,479       57,122,732       15,920,750
   ING UBS Tactical Asset Allocation                             740,247          249,517                -                -
   ING Van Kampen Comstock                                     8,600,654           36,373                -                -
 ING Variable Funds:
   ING VP Growth and Income                                   28,884,699      470,112,123       60,724,970      532,074,722
 ING Variable Portfolios, Inc.:
   ING VP Growth                                               7,859,023       18,431,584       28,204,755       15,612,423
   ING VP Index Plus LargeCap                                 56,456,476       31,239,514      107,331,174       48,269,850
   ING VP Index Plus MidCap                                   88,753,961       10,677,275       62,488,932       25,007,221
   ING VP Index Plus SmallCap                                 47,752,453       11,942,676       37,514,370       21,110,252

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                              PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
ING VP International Equity                                   25,699,487       25,622,350       25,392,340       24,243,846
   ING VP Small Company                                      115,600,550       98,843,130       94,723,814       66,296,076
   ING VP Technology                                          32,390,049       25,195,404       24,854,806       10,278,841
   ING VP Value Opportunity                                   45,668,666        9,781,845       80,279,867       10,972,471
ING Variable Products:
   ING VP Growth Opportunities                                   261,723           76,864            9,527                -
   ING VP International Value                                 15,013,347        2,169,216        1,512,631               74
   ING VP MagnaCap                                               612,295            7,430                -                -
   ING VP MidCap Opportunities                                   737,381          240,733           39,577            9,757
   ING VP SmallCap Opportunities                               3,521,403          468,831           57,192              733
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                       35,945,180       81,054,103       93,210,358       98,308,301
   Janus Aspen Series Balanced                                65,771,299       17,685,595       75,710,579        9,851,626
   Janus Aspen Series Capital Appreciation                     2,131,490          443,495          836,063          258,365
   Janus Aspen Series Flexible Income                         48,620,532       16,738,373       30,917,598       11,463,661
   Janus Aspen Series Growth                                  12,204,989       40,153,496       35,972,694       38,805,761
   Janus Aspen Series Worldwide Growth                        39,361,990      112,523,353       70,440,681      125,535,379
Janus Twenty                                                     179,007          168,468          752,599           79,762
Lord Abbett Funds:
   Lord Abbett Growth and Income                              12,115,872          230,361        1,201,746              167
   Lord Abbett Mid-Cap Value - Class A                            21,222                6                -                -
   Lord Abbett Mid-Cap Value                                  10,914,116          574,859          280,775           22,801
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                        23,543,322        2,786,372       17,695,367        1,112,766
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                   4,573              827                -                -
   Oppenheimer Developing Markets                              7,273,312        6,012,152        3,348,385        3,136,389
   Oppenheimer Global Securities                              70,667,874       10,555,992       68,690,062       18,545,517
   Oppenheimer Main Street Growth & Income                        36,265            2,871                -                -
   Oppenheimer Strategic Bond                                 13,924,936        7,203,918        8,344,777        4,368,717
Pax World Balanced                                               684,652        1,149,934        3,028,221          581,039
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                   4,145,770          244,186           87,635               48
   Pioneer Fund VCT                                              514,421           66,306            8,944                -
   Pioneer Mid Cap Value VCT                                   2,985,262          689,216           98,444           21,459

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                    2002                   2001
                                                              -----------------------------------------
                                                               NET UNITS ISSUED       NET UNITS ISSUED
                                                                  (REDEEMED)             (REDEEMED)
                                                              -----------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                    169,039                279,755
   AIM V.I. Core Equity                                            (343,354)               895,382
   AIM V.I. Growth                                                  189,557                471,683
   AIM V.I. Premier Equity                                           94,922                778,106
American Century(R) Income & Growth                                  97,487                 61,904
Calvert Social Balanced                                              (8,328)               114,314
Chapman DEM(R) Equity                                                (2,573)                13,414
Evergreen Special Values                                            502,950                315,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                                  2,601,117              3,298,395
   Fidelity(R) VIP Growth                                         1,083,971              1,589,902
   Fidelity(R) VIP High Income                                      118,575                 78,797
   Fidelity(R) VIP Overseas                                         412,766                 73,805
Fidelity(R)Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                             (84,867)               (56,065)
   Fidelity(R) VIP II Contrafund(R)                               3,125,242                723,966
   Fidelity(R) VIP II Index 500                                     (76,688)               232,558
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                              847,140                 12,603
ING GET Fund:
   ING GET Fund - Series C                                                -             (7,988,755)
   ING GET Fund - Series D                                       (5,119,012)            (4,367,855)
   ING GET Fund - Series E                                       (1,630,786)            (1,262,736)
   ING GET Fund - Series G                                         (504,253)              (429,002)
   ING GET Fund - Series H                                         (327,405)              (315,894)
   ING GET Fund - Series I                                          (10,456)               (10,594)
   ING GET Fund - Series J                                             (247)                (7,649)
   ING GET Fund - Series K                                          (31,737)               (53,527)
   ING GET Fund - Series L                                          (13,498)               129,147
   ING GET Fund - Series Q                                          133,484                364,161
   ING GET Fund - Series S                                        4,623,710                      -
ING VP Balanced                                                  (4,288,778)            (1,953,479)
ING VP Bond                                                         895,292              5,334,271
ING VP Emerging Markets                                              11,496                (18,851)
ING VP Money Market                                                (514,318)             2,665,740
ING VP Natural Resources                                            (38,669)               (78,864)
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                            (237,027)                16,883
   ING VP Strategic Allocation Growth                               (78,417)                16,146
   ING VP Strategic Allocation Income                              (253,276)               (21,737)

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                            -                      -
   ING Alger Aggressive Growth - Service Class                      165,744                      -
   ING Alger Growth                                                  38,880                      -
   ING American Century Small Cap Value                             226,876                      -
   ING Baron Small Cap Growth                                       372,442                      -
   ING DSI Enhanced Index                                            19,200                      -
   ING Goldman Sachs(R) Capital Growth                               42,741                      -
   ING JPMorgan Fleming International                              (721,355)              (665,863)
   ING JPMorgan Mid Cap Value                                       113,165                      -
   ING MFS Capital Opportunities                                  1,173,796)               388,827
   ING MFS Global Growth                                             24,287                      -
   ING MFS Research                                              (1,288,144)              (560,630)
   ING OpCap Balanced Value                                          59,218                      -
   ING PIMCO Total Return                                         1,517,719                      -
   ING Salomon Brothers Aggressive Growth                        (2,326,937)              (352,123)
   ING Salomon Brothers Capital                                      22,856                      -
   ING Salomon Brothers Investors Value                              67,275                      -
   ING T. Rowe Price Growth Equity                                   63,416                485,850
   ING UBS Tactical Asset Allocation                                 42,475                      -
   ING Van Kampen Comstock                                          982,853                      -
ING Variable Portfolios, Inc.:
   ING VP Growth and Income                                        (790,096)              (147,740)
   ING VP Growth                                                (22,806,058)           (16,264,367)
   ING VP Index Plus LargeCap                                     1,834,250              2,605,179
   ING VP Index Plus MidCap                                       5,293,258              2,366,325
   ING VP Index Plus SmallCap                                     3,221,273              1,476,422
   ING VP International Equity                                       46,227                 58,378
   ING VP Small Company                                           1,138,936              1,661,579
   ING VP Technology                                              1,759,349              2,883,095
   ING VP Value Opportunity                                       2,310,707              3,792,099
ING Variable Products:
   ING VP Growth Opportunities                                       25,196                  1,069
   ING VP International Value                                     1,442,929                160,088
   ING VP MagnaCap                                                   79,533                      -
   ING VP MidCap Opportunities                                       62,747                  3,124
   ING VP SmallCap Opportunities                                    439,781                  6,624
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                          (2,767,545)               834,490
   Janus Aspen Series Balanced                                    2,716,798              3,452,544
   Janus Aspen Series Capital Appreciation                          254,156                 71,782
   Janus Aspen Series Flexible Income                             1,849,774              1,180,756
   Janus Aspen Series Growth                                 (1,714,452,627)               143,579
   Janus Aspen Series Worldwide Growth                           (4,136,407)            (1,867,834)
Janus Twenty                                                          2,274                 96,442

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
Lord Abbett Funds:
   Lord Abbett Growth and Income                                  1,418,813                126,354
   Lord Abbett Mid-Cap Value - Class A                                2,255                      -
   Lord Abbett Mid-Cap Value                                      1,184,575                 28,359
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                            1,699,997              1,347,959
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                          -                      -
   Oppenheimer Developing Markets                                   120,880                 24,368
   Oppenheimer Global Securities                                  4,562,324              3,026,285
   Oppenheimer Main Street Growth & Income                                -                      -
   Oppenheimer Strategic Bond                                       550,284                338,338
Pax World Balanced                                                  (58,236)               253,700
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                        462,635                  9,195
   Pioneer Fund VCT                                                  56,238                    948
   Pioneer Mid Cap Value VCT                                        236,696                  8,121

7. UNIT SUMMARY

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
   Qualified V                                                612.900   $     6.81   $            4,174
   Qualified VI                                         1,036,027.359         6.85            7,096,787
   Qualified VIII                                           1,468.535         6.85               10,059
   Qualified X (1.15)                                       6,526.451         6.87               44,837
   Qualified X (1.25)                                      89,448.182         6.85              612,720
   Qualified XI                                            51,047.137         7.00              357,330
   Qualified XII (0.05)                                    21,947.586         6.97              152,975
   Qualified XII (0.25)                                    21,530.333         7.11              153,081
   Qualified XII (0.35)                                    14,806.971         7.08              104,833
   Qualified XII (0.45)                                     2,094.730         7.05               14,768
   Qualified XII (0.55)                                    13,895.023         7.03               97,682
   Qualified XII (0.60)                                    11,934.448         7.02               83,780
   Qualified XII (0.65)                                     3,965.887         7.00               27,761
   Qualified XII (0.70)                                    25,008.115         6.99              174,807
   Qualified XII (0.75)                                    20,470.392         6.98              142,883
   Qualified XII (0.80)                                   147,121.085         6.96            1,023,963
   Qualified XII (0.85)                                    88,509.326         6.95              615,140
   Qualified XII (0.90)                                     4,261.560         6.94               29,575
   Qualified XII (0.95)                                    78,025.725         6.92              539,938
   Qualified XII (1.00)                                   204,565.089         6.91            1,413,545
   Qualified XII (1.05)                                    13,022.636         6.90               89,856
   Qualified XII (1.10)                                    17,763.655         6.89              122,392
   Qualified XII (1.15)                                     3,372.566         6.87               23,170
   Qualified XII (1.20)                                    15,354.322         6.86              105,331
   Qualified XII (1.25)                                    15,395.886         6.85              105,462
   Qualified XII (1.30)                                     1,967.478         6.84               13,458
   Qualified XII (1.35)                                     1,290.293         6.82                8,800
   Qualified XII (1.40)                                    14,842.001         6.81              101,074
   Qualified XII (1.50)                                     4,963.393         6.79               33,701
   Qualified XV                                            12,672.514         6.91               87,567
   Qualified XVI                                           20,847.760         6.79              141,556
   Qualified XVII                                             714.857         6.85                4,897
   Qualified XVIII                                          2,271.815         6.85               15,562
   Qualified XXI                                            8,626.077         6.94               59,865
   Qualified XXII                                          54,247.825         6.96              377,565
   Qualified XXIV                                          59,702.585         6.93              413,739
   Qualified XXV                                           16,769.882         6.93              116,215
   Qualified XXVI                                           4,711.047         6.90               32,506
   Qualified XXVII                                        175,778.520         4.26              748,816
                                                        -------------                ------------------
                                                        2,287,581.946                $       15,302,170
                                                        =============                ==================
AIM V.I. CORE EQUITY
Contracts in accumulation period:
      Qualified V                                             149.730   $     6.24   $              934
      Qualified VI                                      2,594,514.088         6.28           16,293,548
      Qualified VIII                                          881.008         6.28                5,533
      Qualified X (1.15)                                   20,311.624         6.30              127,963
      Qualified X (1.25)                                  209,050.546         6.28            1,312,837
      Qualified XI                                         61,558.808         6.42              395,208
      Qualified XII (0.05)                                 22,579.136         6.39              144,281

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY (CONTINUED)
   Qualified XII (0.15)                                       166.208   $     6.54   $            1,087
   Qualified XII (0.25)                                    55,614.511         6.52              362,607
   Qualified XII (0.35)                                    18,926.587         6.49              122,834
   Qualified XII (0.45)                                    10,291.296         6.47               66,585
   Qualified XII (0.55)                                    53,745.420         6.45              346,658
   Qualified XII (0.60)                                    70,526.690         6.43              453,487
   Qualified XII (0.65)                                     3,726.799         6.42               23,926
   Qualified XII (0.70)                                    42,490.221         6.41              272,362
   Qualified XII (0.75)                                    52,556.708         6.40              336,363
   Qualified XII (0.80)                                   430,052.603         6.39            2,748,036
   Qualified XII (0.85)                                   140,721.099         6.37              896,393
   Qualified XII (0.90)                                     3,976.420         6.36               25,290
   Qualified XII (0.95)                                   136,853.281         6.35              869,018
   Qualified XII (1.00)                                   866,972.084         6.34            5,496,603
   Qualified XII (1.05)                                    71,917.531         6.33              455,238
   Qualified XII (1.10)                                    41,825.030         6.32              264,334
   Qualified XII (1.15)                                    13,776.114         6.30               86,790
   Qualified XII (1.20)                                    43,799.720         6.29              275,500
   Qualified XII (1.25)                                    29,057.425         6.28              182,481
   Qualified XII (1.30)                                    12,359.206         6.27               77,492
   Qualified XII (1.35)                                     1,872.029         6.26               11,719
   Qualified XII (1.40)                                    24,025.850         6.25              150,162
   Qualified XII (1.50)                                     4,300.801         6.22               26,751
   Qualified XV                                             5,553.540         6.33               35,154
   Qualified XVI                                           36,100.136         6.22              224,543
   Qualified XVII                                           6,972.794         6.28               43,789
   Qualified XVIII                                          7,187.475         6.28               45,137
   Qualified XXI                                            3,866.362         6.37               24,629
   Qualified XXII                                          23,377.752         6.38              149,150
   Qualified XXIV                                          40,517.669         6.36              257,692
   Qualified XXV                                           17,351.496         6.35              110,182
   Qualified XXVI                                          20,464.034         6.33              129,537
   Qualified XXVII                                        375,190.948         5.00            1,875,955
                                                        -------------                ------------------
                                                        5,575,180.779                $       34,727,788
                                                        =============                ==================
AIM V.I. GROWTH
Contracts in accumulation period:
   Qualified V                                                771.666   $     4.19   $            3,233
   Qualified VI                                         1,261,471.015         4.22            5,323,408
   Qualified X (1.15)                                       1,135.734         4.23                4,804
   Qualified X (1.25)                                     123,347.061         4.22              520,525
   Qualified XII (0.05)                                     5,923.449         4.31               25,530
   Qualified XII (0.25)                                    25,870.915         4.38              113,315
   Qualified XII (0.35)                                    10,393.177         4.36               45,314
   Qualified XII (0.45)                                       663.111         4.34                2,878
   Qualified XII (0.55)                                    19,025.550         4.33               82,381
   Qualified XII (0.60)                                     9,744.416         4.32               42,096
   Qualified XII (0.65)                                     5,188.165         4.31               22,361
   Qualified XII (0.70)                                    30,487.352         4.30              131,096
   Qualified XII (0.75)                                    28,180.796         4.30              121,177
   Qualified XII (0.80)                                   289,869.310         4.29            1,243,539
   Qualified XII (0.85)                                   111,906.026         4.28              478,958
   Qualified XII (0.90)                                     3,913.578         4.27               16,711
   Qualified XII (0.95)                                    86,608.693         4.27              369,819

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH (CONTINUED)
   Qualified XII (1.00)                                   254,493.662   $     4.26   $        1,084,143
   Qualified XII (1.05)                                    26,227.548         4.25              111,467
   Qualified XII (1.10)                                    18,425.771         4.24               78,125
   Qualified XII (1.15)                                     5,581.634         4.23               23,610
   Qualified XII (1.20)                                    53,763.972         4.23              227,422
   Qualified XII (1.25)                                    26,595.030         4.22              112,231
   Qualified XII (1.30)                                       385.384         4.21                1,622
   Qualified XII (1.35)                                     1,753.334         4.20                7,364
   Qualified XII (1.40)                                    22,780.089         4.19               95,449
   Qualified XII (1.50)                                     2,014.294         4.18                8,420
   Qualified XV                                             5,235.108         4.27               22,354
   Qualified XVI                                           38,466.417         4.18              160,790
   Qualified XVII                                           8,211.845         4.22               34,654
   Qualified XVIII                                          2,346.464         4.22                9,902
   Qualified XXI                                            7,442.199         4.29               31,927
   Qualified XXII                                          27,805.030         4.30              119,562
   Qualified XXIV                                          39,203.723         4.27              167,400
   Qualified XXV                                           11,393.743         4.27               48,651
   Qualified XXVI                                          11,474.627         4.25               48,767
   Qualified XXVII                                        144,332.703         3.20              461,865
                                                        -------------                ------------------
                                                        2,722,432.591                $       11,402,870
                                                        =============                ==================
AIM V.I. PREMIER EQUITY
Currently payable annuity contracts                                                  $            3,634
Contracts in accumulation period:
   Qualified III                                              165.974   $     5.91                  981
   Qualified V                                                148.357         5.73                  850
   Qualified VI                                         1,084,132.465         5.77            6,255,444
   Qualified VIII                                               4.600         5.77                   27
   Qualified X (1.15)                                       8,616.152         5.79               49,888
   Qualified X (1.25)                                     114,782.400         5.77              662,294
   Qualified XII (0.05)                                    17,078.898         5.87              100,253
   Qualified XII (0.25)                                    12,125.567         5.99               72,632
   Qualified XII (0.35)                                    10,078.897         5.96               60,070
   Qualified XII (0.45)                                   122,965.840         5.94              730,417
   Qualified XII (0.55)                                    32,093.644         5.92              189,994
   Qualified XII (0.60)                                    16,329.756         5.91               96,509
   Qualified XII (0.65)                                     4,055.191         5.90               23,926
   Qualified XII (0.70)                                   108,609.139         5.89              639,708
   Qualified XII (0.75)                                    24,186.765         5.88              142,218
   Qualified XII (0.80)                                   257,178.331         5.86            1,507,065
   Qualified XII (0.85)                                    63,998.032         5.85              374,388
   Qualified XII (0.90)                                     8,538.986         5.84               49,868
   Qualified XII (0.95)                                   135,402.320         5.83              789,396
   Qualified XII (1.00)                                   255,105.916         5.82            1,484,716
   Qualified XII (1.05)                                    23,466.252         5.81              136,339
   Qualified XII (1.10)                                    23,333.732         5.80              135,336
   Qualified XII (1.15)                                     9,443.314         5.79               54,677
   Qualified XII (1.20)                                    26,885.243         5.78              155,397
   Qualified XII (1.25)                                    27,360.454         5.77              157,870
   Qualified XII (1.30)                                     1,542.670         5.76                8,886
   Qualified XII (1.35)                                     6,782.730         5.75               39,001
   Qualified XII (1.40)                                    10,687.296         5.74               61,345
   Qualified XII (1.50)                                     2,096.471         5.71               11,971

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY (CONTINUED)
   Qualified XV                                             8,658.746   $     5.81   $           50,307
   Qualified XVI                                           22,963.072         5.71              131,119
   Qualified XVII                                          22,827.240         5.77              131,713
   Qualified XVIII                                          3,205.283         5.77               18,494
   Qualified XXI                                            3,361.597         5.85               19,665
   Qualified XXII                                          29,269.710         5.86              171,521
   Qualified XXIV                                          73,360.355         5.84              428,424
   Qualified XXV                                            7,550.679         5.83               44,020
   Qualified XXVI                                           1,801.282         5.81               10,465
   Qualified XXVII                                        196,314.096         4.97              975,681
                                                        -------------                ------------------
                                                        2,776,507.452                $       15,976,509
                                                        =============                ==================
AMERICAN CENTURY(R) INCOME & GROWTH
Contracts in accumulation period:
   Qualified XII (1.10)                                     2,226.313   $    21.67   $           48,244
   Qualified XXVII                                        157,164.397         7.02            1,103,294
                                                        -------------                ------------------
                                                          159,390.710                $        1,151,538
                                                        =============                ==================
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
   Qualified III                                           18,579.235   $    22.98   $          426,951
   Qualified V                                              2,609.314        17.56               45,820
   Qualified VI                                           889,478.074        17.32           15,405,760
   Qualified VIII                                           5,424.297        15.73               85,324
   Qualified X (1.15)                                         628.031         8.92                5,602
   Qualified X (1.25)                                      41,035.632         8.88              364,396
   Qualified XI                                            69,812.020        17.87            1,247,541
   Qualified XII (0.05)                                       168.276        17.80                2,995
   Qualified XII (0.25)                                    79,896.638         9.44              754,224
   Qualified XII (0.35)                                    79,910.094         9.40              751,155
   Qualified XII (0.45)                                    86,064.561         9.35              804,704
   Qualified XII (0.55)                                    10,774.319         9.31              100,309
   Qualified XII (0.60)                                    10,571.500         9.29               98,209
   Qualified XII (0.65)                                     6,110.691         9.27               56,646
   Qualified XII (0.70)                                    32,527.032         9.25              300,875
   Qualified XII (0.75)                                    80,765.720         9.22              744,660
   Qualified XII (0.80)                                   185,196.823         9.69            1,794,557
   Qualified XII (0.85)                                   201,167.714        12.89            2,593,052
   Qualified XII (0.90)                                     6,989.034         9.57               66,885
   Qualified XII (0.95)                                    77,039.334        12.80              986,103
   Qualified XII (1.00)                                   322,871.897        12.76            4,119,845
   Qualified XII (1.05)                                    27,892.352        12.72              354,791
   Qualified XII (1.10)                                    46,211.894        12.68              585,967
   Qualified XII (1.15)                                     8,800.057        12.64              111,233
   Qualified XII (1.20)                                    12,325.797        12.59              155,182
   Qualified XII (1.25)                                     8,570.644        12.55              107,562
   Qualified XII (1.30)                                     2,163.454        12.51               27,065
   Qualified XII (1.35)                                     1,648.598        12.47               20,558
   Qualified XII (1.40)                                     9,985.476        12.43              124,119
   Qualified XII (1.50)                                     1,029.377        12.35               12,713
   Qualified XV                                             3,346.472        17.64               59,032
   Qualified XVI                                           30,376.665        17.07              518,530
   Qualified XVII                                             792.376        17.32               13,724
   Qualified XVIII                                          9,404.262         8.88               83,510

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED (CONTINUED)
   Qualified XXI                                            2,632.051   $    17.73   $           46,666
   Qualified XXII                                           2,558.379        17.80               45,539
   Qualified XXIV                                          22,235.542        12.80              284,615
   Qualified XXV                                            5,368.452        17.51               94,002
   Qualified XXVI                                              11.836        17.45                  207
   Qualified XXVII                                        627,714.758        23.11           14,506,488
   Qualified XXVIII                                        80,748.402        23.02            1,858,828
                                                        -------------                ------------------
                                                        3,111,437.080                $       49,765,944
                                                        =============                ==================
CHAPMAN DEM(R) EQUITY
Contracts in accumulation period:
   Qualified XII (0.65)                                        10.781   $     4.22   $               45
   Qualified XXVII                                         10,829.591         4.68               50,682
                                                        -------------                ------------------
                                                           10,840.372                $           50,727
                                                        =============                ==================
EVERGREEN SPECIAL VALUES
Contracts in accumulation period:
   Qualified XII (0.95)                                    23,311.758   $    11.56   $          269,484
   Qualified XXVII                                        795,239.962        11.44            9,097,545
                                                        -------------                ------------------
                                                          818,551.720                $        9,367,029
                                                        =============                ==================
FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
   Qualified III                                              396.000   $    15.83   $            6,269
   Qualified V                                             24,002.451        14.88              357,156
   Qualified VI                                         5,512,953.326        15.11           83,300,725
   Qualified VIII                                           8,196.799        15.05              123,362
   Qualified X (1.15)                                     138,866.102        19.07            2,648,177
   Qualified X (1.25)                                     919,343.056        18.91           17,384,777
   Qualified XI                                           374,968.485        15.59            5,845,759
   Qualified XII (0.05)                                    26,701.039        15.53              414,667
   Qualified XII (0.25)                                   287,141.255         8.99            2,581,400
   Qualified XII (0.35)                                    73,088.795         8.95              654,145
   Qualified XII (0.45)                                   464,505.615         8.91            4,138,745
   Qualified XII (0.55)                                   125,948.333         8.87            1,117,162
   Qualified XII (0.60)                                   487,673.197         8.85            4,315,908
   Qualified XII (0.65)                                   139,155.085         8.83            1,228,739
   Qualified XII (0.70)                                   208,438.856         8.81            1,836,346
   Qualified XII (0.75)                                   295,153.826         8.79            2,594,402
   Qualified XII (0.80)                                 1,366,754.126         9.56           13,066,169
   Qualified XII (0.85)                                   445,736.529        13.39            5,968,412
   Qualified XII (0.90)                                    29,308.412         9.37              274,620
   Qualified XII (0.95)                                   463,074.582        13.30            6,158,892
   Qualified XII (1.00)                                 1,094,669.306        13.25           14,504,368
   Qualified XII (1.05)                                   129,242.684        13.21            1,707,296
   Qualified XII (1.10)                                   114,751.170        13.17            1,511,273
   Qualified XII (1.15)                                    28,002.469        13.12              367,392
   Qualified XII (1.20)                                    50,746.600        13.08              663,766
   Qualified XII (1.25)                                    45,786.636        13.04              597,058
   Qualified XII (1.30)                                    10,472.348        12.99              136,036
   Qualified XII (1.35)                                     1,835.188        12.95               23,766
   Qualified XII (1.40)                                    41,444.296        12.91              535,046

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
   Qualified XII (1.50)                                     7,109.492   $    12.82   $           91,144
   Qualified XV                                            33,035.414        15.39              508,415
   Qualified XVI                                          150,449.377        14.90            2,241,696
   Qualified XVII                                          20,154.525        15.11              304,535
   Qualified XVIII                                         19,032.015        18.91              359,895
   Qualified XXI                                           32,379.270        15.47              500,907
   Qualified XXII                                          72,842.521        15.53            1,131,244
   Qualified XXIV                                         128,461.679        13.30            1,708,540
   Qualified XXV                                           43,380.581        15.28              662,855
   Qualified XXVI                                          22,002.775        15.23              335,102
   Qualified XXVII                                      1,950,074.601        15.92           31,045,188
   Qualified XXVIII                                       879,705.613        15.85           13,943,334
                                                       --------------                ------------------
                                                       16,266,984.429                $      226,894,688
                                                       ==============                ==================
FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
   Qualified I                                              2,093.892   $    12.16   $           25,462
   Qualified III                                              460.508        13.00                5,987
   Qualified V                                              3,206.562        12.84               41,172
   Qualified VI                                         9,741,645.213        12.83          124,985,308
   Qualified VIII                                           9,013.881        12.98              117,000
   Qualified X (1.15)                                      92,562.962        18.00            1,666,133
   Qualified X (1.25)                                   1,200,976.871        17.84           21,425,427
   Qualified XI                                           762,005.866        13.24           10,088,958
   Qualified XII (0.05)                                    39,183.384        13.19              516,829
   Qualified XII (0.25)                                   554,573.622         8.50            4,713,876
   Qualified XII (0.35)                                   118,542.444         8.46            1,002,869
   Qualified XII (0.45)                                   362,534.301         8.42            3,052,539
   Qualified XII (0.55)                                   225,786.736         8.38            1,892,093
   Qualified XII (0.60)                                   505,858.628         8.36            4,228,978
   Qualified XII (0.65)                                   327,266.151         8.34            2,729,400
   Qualified XII (0.70)                                   290,779.599         8.32            2,419,286
   Qualified XII (0.75)                                   599,167.503         8.30            4,973,090
   Qualified XII (0.80)                                 2,481,341.962         9.08           22,530,585
   Qualified XII (0.85)                                   894,056.382        11.95           10,683,974
   Qualified XII (0.90)                                    61,738.835         8.82              544,537
   Qualified XII (0.95)                                   811,548.721        11.87            9,633,083
   Qualified XII (1.00)                                 2,375,320.873        11.83           28,100,046
   Qualified XII (1.05)                                   236,099.171        11.79            2,783,609
   Qualified XII (1.10)                                   125,204.853        11.75            1,471,157
   Qualified XII (1.15)                                    59,387.649        11.71              695,429
   Qualified XII (1.20)                                   154,271.974        11.68            1,801,897
   Qualified XII (1.25)                                    69,330.846        11.64              807,011
   Qualified XII (1.30)                                    15,962.591        11.60              185,166
   Qualified XII (1.35)                                     1,965.804        11.56               22,725
   Qualified XII (1.40)                                    67,276.447        11.52              775,025
   Qualified XII (1.50)                                    13,681.243        11.45              156,650
   Qualified XV                                            61,965.201        13.07              809,885
   Qualified XVI                                          219,550.862        12.65            2,777,318
   Qualified XVII                                          44,287.609        12.83              568,210
   Qualified XVIII                                         62,989.220        17.84            1,123,728
   Qualified XXI                                           92,638.757        13.14            1,217,273
   Qualified XXII                                          96,395.173        13.19            1,271,452
   Qualified XXIV                                         252,527.415        11.87            2,997,500

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH (CONTINUED)
   Qualified XXV                                          182,126.988   $    12.98   $        2,364,008
   Qualified XXVI                                          41,677.358        12.93              538,888
                                                       --------------                ------------------
                                                       23,257,004.057                $      277,743,563
                                                       ==============                ==================
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                 $           79,152
Contracts in accumulation period:
   Qualified XXVII                                        283,022.045   $     6.61            1,870,776
   Qualified XXVIII                                       246,125.008         6.58            1,619,503
                                                       --------------                ------------------
                                                          529,147.053                $        3,569,431
                                                       ==============                ==================
FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
   Qualified V                                                364.034   $     9.31   $            3,389
   Qualified VI                                           655,914.497         9.42            6,178,715
   Qualified VIII                                             356.691         9.42                3,360
   Qualified X (1.15)                                       7,753.721         9.79               75,909
   Qualified X (1.25)                                     115,529.897         9.71            1,121,795
   Qualified XI                                            30,107.795         9.72              292,648
   Qualified XII (0.05)                                     4,999.844         9.68               48,398
   Qualified XII (0.25)                                    48,818.577         6.79              331,478
   Qualified XII (0.35)                                    13,383.483         6.76               90,472
   Qualified XII (0.45)                                    26,911.448         6.73              181,114
   Qualified XII (0.55)                                     8,449.814         6.69               56,529
   Qualified XII (0.60)                                    24,366.222         6.68              162,766
   Qualified XII (0.65)                                    28,329.431         6.66              188,674
   Qualified XII (0.70)                                    30,199.267         6.65              200,825
   Qualified XII (0.75)                                     9,159.755         6.63               60,729
   Qualified XII (0.80)                                    55,109.284         7.39              407,258
   Qualified XII (0.85)                                    30,785.428         9.25              284,765
   Qualified XII (0.90)                                     5,004.221         7.37               36,881
   Qualified XII (0.95)                                    29,734.657         9.19              273,261
   Qualified XII (1.00)                                    88,737.496         9.16              812,835
   Qualified XII (1.05)                                    11,310.430         9.13              103,264
   Qualified XII (1.10)                                    14,368.047         9.10              130,749
   Qualified XII (1.15)                                     7,740.086         9.06               70,125
   Qualified XII (1.20)                                     4,489.618         9.03               40,541
   Qualified XII (1.25)                                    11,033.192         9.00               99,299
   Qualified XII (1.30)                                     2,003.240         8.97               17,969
   Qualified XII (1.35)                                       225.788         8.95                2,021
   Qualified XII (1.40)                                     3,641.542         8.92               32,483
   Qualified XII (1.50)                                       928.910         8.86                8,230
   Qualified XV                                             7,288.251         9.59               69,894
   Qualified XVI                                           18,350.671         9.29              170,478
   Qualified XVII                                           1,125.050         9.42               10,598
   Qualified XVIII                                          1,107.736         9.71               10,756

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS (CONTINUED)
   Qualified XXI                                            5,108.902   $     9.65   $           49,301
   Qualified XXII                                          22,198.646         9.69              215,105
   Qualified XXIV                                          29,083.212         9.19              267,275
   Qualified XXV                                           13,839.156         9.53              131,887
   Qualified XXVI                                           1,269.091         9.50               12,056
   Qualified XXVII                                        349,672.384         5.21            1,821,793
                                                        -------------                ------------------
                                                        1,718,799.514                $       14,075,625
                                                        =============                ==================
FIDELITY(R) VIP II ASSET MANAGER(SM)
Contracts in accumulation period:
   Qualified XXVII                                      1,128,595.662   $    14.94   $       16,861,219
   Qualified XXVIII                                        92,320.167        14.88            1,373,724
                                                        -------------                ------------------
                                                        1,220,915.829                $       18,234,943
                                                        =============                ==================
FIDELITY(R) VIP II CONTRAFUND(R)
Contracts in accumulation period:
   Qualified III                                            2,568.033   $    19.47   $           50,000
   Qualified V                                              8,738.955        17.12              149,611
   Qualified VI                                         8,483,149.594        17.21          145,995,005
   Qualified VIII                                           6,476.907        17.32              112,180
   Qualified X (1.15)                                      68,981.870        19.48            1,343,767
   Qualified X (1.25)                                     665,549.915        19.34           12,871,735
   Qualified XI                                           261,511.658        17.75            4,641,832
   Qualified XII (0.05)                                    48,769.446        17.69              862,731
   Qualified XII (0.15)                                       106.184        10.55                1,120
   Qualified XII (0.25)                                   428,444.934        10.50            4,498,672
   Qualified XII (0.35)                                    78,442.647        10.45              819,726
   Qualified XII (0.45)                                   762,484.347        10.40            7,929,837
   Qualified XII (0.55)                                   192,813.429        10.35            1,995,619
   Qualified XII (0.60)                                   456,742.593        10.33            4,718,151
   Qualified XII (0.65)                                   270,820.451        10.31            2,792,159
   Qualified XII (0.70)                                   199,144.245        10.28            2,047,203
   Qualified XII (0.75)                                   483,725.390        10.26            4,963,023
   Qualified XII (0.80)                                 1,986,803.257        11.25           22,351,537
   Qualified XII (0.85)                                   366,014.135        15.92            5,826,945
   Qualified XII (0.90)                                    42,178.792        10.94              461,436
   Qualified XII (0.95)                                   639,593.291        15.82           10,118,366
   Qualified XII (1.00)                                 3,146,947.439        15.76           49,595,892
   Qualified XII (1.05)                                   197,284.534        15.71            3,099,340
   Qualified XII (1.10)                                   100,695.350        15.66            1,576,889
   Qualified XII (1.15)                                    58,608.808        15.61              914,883
   Qualified XII (1.20)                                    46,506.125        15.56              723,635
   Qualified XII (1.25)                                    41,895.911        15.50              649,387
   Qualified XII (1.30)                                     4,346.010        15.45               67,146
   Qualified XII (1.35)                                       161.250        15.40                2,483
   Qualified XII (1.40)                                    32,586.251        15.35              500,199
   Qualified XII (1.50)                                    11,481.852        15.25              175,098
   Qualified XV                                            40,913.848        17.52              716,811
   Qualified XVI                                          159,117.579        16.96            2,698,634
   Qualified XVII                                          22,722.530        17.21              391,055
   Qualified XVIII                                         22,773.632        19.34              440,442

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP II CONTRAFUND(R) (CONTINUED)
   Qualified XXI                                           64,126.054   $    17.62   $        1,129,901
   Qualified XXII                                         150,973.152        17.69            2,670,715
   Qualified XXIV                                         164,570.588        15.82            2,603,507
   Qualified XXV                                           84,274.124        17.40            1,466,370
   Qualified XXVI                                          10,017.793        17.34              173,709
   Qualified XXVII                                      3,283,775.833        19.58           64,296,331
   Qualified XXVIII                                       713,480.722        19.50           13,912,874
                                                       --------------                ------------------
                                                       23,810,319.458                $      382,355,956
                                                       ==============                ==================
FIDELITY(R) VIP II INDEX 500
Contracts in accumulation period:
   Qualified XXVII                                      3,848,603.773   $    16.90   $       65,041,404
   Qualified XXVIII                                       453,165.524        16.83            7,626,776
                                                       --------------                ------------------
                                                        4,301,769.297                $       72,668,180
                                                       ==============                ==================
FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
   Qualified VI                                           327,493.273   $     9.22   $        3,019,488
   Qualified X (1.15)                                       2,338.684         9.24               21,609
   Qualified X (1.25)                                      31,988.406         9.22              294,933
   Qualified XII (0.55)                                    14,424.207         9.32              134,434
   Qualified XII (0.60)                                     2,849.502         9.31               26,529
   Qualified XII (0.65)                                     1,748.530         9.30               16,261
   Qualified XII (0.70)                                     5,040.605         9.30               46,878
   Qualified XII (0.75)                                     5,222.523         9.29               48,517
   Qualified XII (0.80)                                   134,705.573         9.28            1,250,068
   Qualified XII (0.85)                                    10,686.615         9.28               99,172
   Qualified XII (0.90)                                     1,119.700         9.27               10,380
   Qualified XII (0.95)                                    39,468.469         9.26              365,478
   Qualified XII (1.00)                                   221,100.929         9.26            2,047,395
   Qualified XII (1.05)                                     4,858.049         9.25               44,937
   Qualified XII (1.10)                                     7,938.686         9.24               73,353
   Qualified XII (1.15)                                     1,511.754         9.24               13,969
   Qualified XII (1.20)                                     1,437.497         9.23               13,268
   Qualified XII (1.25)                                     2,035.966         9.22               18,772
   Qualified XII (1.30)                                       110.586         9.22                1,020
   Qualified XII (1.40)                                       375.672         9.20                3,456
   Qualified XII (1.50)                                       244.004         9.19                2,242
   Qualified XV                                               202.652         9.26                1,877
   Qualified XVI                                            3,026.906         9.19               27,817
   Qualified XVIII                                          7,400.772         9.22               68,235
   Qualified XXI                                              327.632         9.28                3,040
   Qualified XXIV                                          17,423.341         9.27              161,514
   Qualified XXV                                            2,863.151         9.29               26,599
   Qualified XXVI                                          11,799.610         9.27              109,382
                                                       --------------                ------------------
                                                          859,743.294                $        7,950,623
                                                       ==============                ==================
ING GET FUND - SERIES D
Contracts in accumulation period:
   Qualified III                                            5,678.329   $    10.15   $           57,635
   Qualified VI                                         8,962,562.281        10.15           90,970,007
   Qualified X (1.15)                                     227,377.338        10.15            2,307,880
   Qualified X (1.25)                                   1,992,972.785        10.15           20,228,674

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES D (CONTINUED)
   Qualified XI                                         1,401,776.498   $    10.39   $       14,564,458
   Qualified XII (0.30)                                    96,179.505        10.38              998,343
   Qualified XII (0.50)                                    69,329.414        10.59              734,198
   Qualified XII (0.60)                                    17,216.930        10.54              181,466
   Qualified XII (0.70)                                    33,061.707        10.50              347,148
   Qualified XII (0.80)                                    22,555.857        10.45              235,709
   Qualified XII (0.85)                                   109,514.384        10.43            1,142,235
   Qualified XII (0.90)                                     8,054.976        10.41               83,852
   Qualified XII (0.95)                                    52,073.978        10.39              541,049
   Qualified XII (1.00)                                   174,808.849        10.37            1,812,768
   Qualified XII (1.05)                                 1,804,454.464        10.34           18,658,059
   Qualified XII (1.10)                                   122,005.830        10.32            1,259,100
   Qualified XII (1.20)                                   291,423.858        10.28            2,995,837
   Qualified XII (1.25)                                 3,825,286.304        10.26           39,247,437
   Qualified XII (1.30)                                    49,931.931        10.24              511,303
   Qualified XII (1.35)                                    10,874.672        10.21              111,030
   Qualified XII (1.40)                                     5,466.201        10.19               55,701
   Qualified XII (1.45)                                     1,747.804        10.17               17,775
   Qualified XII (1.50)                                     7,234.341        10.15               73,429
   Qualified XII (1.65)                                       690.598        10.09                6,968
   Qualified XV                                            46,578.121        10.28              478,823
   Qualified XVI                                           81,786.323        10.04              821,135
   Qualified XVII                                          65,665.192        10.15              666,502
   Qualified XVIII                                        437,656.731        10.15            4,442,216
   Qualified XXI                                           39,890.674        10.34              412,470
   Qualified XXII                                         305,813.175        10.34            3,162,108
   Qualified XXIV                                          42,305.189        10.29              435,320
   Qualified XXV                                           42,504.143        10.30              437,793
   Qualified XXVI                                          14,830.298        10.26              152,159
   Qualified XXVII                                      2,538,234.941        10.21           25,915,379
                                                       --------------                ------------------
                                                       22,907,543.621                $      234,065,966
                                                       ==============                ==================
ING GET FUND - SERIES E
Contracts in accumulation period:
   Qualified V                                                489.925   $    10.26   $            5,027
   Qualified VI                                         4,053,045.090        10.32           41,827,425
   Qualified X (1.15)                                     122,449.011        10.24            1,253,878
   Qualified X (1.25)                                   1,085,412.684        10.24           11,114,626
   Qualified XI                                           605,201.248        10.54            6,378,821
   Qualified XII (0.30)                                    85,885.923        10.53              904,379
   Qualified XII (0.70)                                     7,347.413        10.62               78,030
   Qualified XII (0.80)                                    19,234.954        10.58              203,506
   Qualified XII (0.85)                                    68,036.912        10.56              718,470
   Qualified XII (0.95)                                   101,230.135        10.53            1,065,953
   Qualified XII (1.00)                                    46,298.325        10.51              486,595
   Qualified XII (1.05)                                   835,731.915        10.49            8,766,828
   Qualified XII (1.10)                                    28,241.980        10.47              295,694
   Qualified XII (1.15)                                       394.746        10.45                4,125
   Qualified XII (1.20)                                   108,508.577        10.43            1,131,744
   Qualified XII (1.25)                                 1,472,408.435        10.41           15,327,772
   Qualified XII (1.30)                                    14,858.906        10.40              154,533
   Qualified XII (1.35)                                     5,405.147        10.38               56,105
   Qualified XII (1.40)                                     1,902.426        10.36               19,709
   Qualified XII (1.50)                                     6,633.343        10.32               68,456

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES E (CONTINUED)
   Qualified XII (1.65)                                         0.647   $    10.27   $                7
   Qualified XII (1.75)                                     2,973.641        10.23               30,420
   Qualified XV                                            21,701.859        10.43              226,350
   Qualified XVI                                           18,157.972        10.23              185,756
   Qualified XVII                                          87,400.806        10.32              901,976
   Qualified XVIII                                         51,571.632        10.24              528,094
   Qualified XXI                                           14,336.020        10.49              150,385
   Qualified XXII                                         147,037.867        10.49            1,542,427
   Qualified XXIV                                          19,884.999        10.45              207,798
   Qualified XXV                                          106,304.600        10.47            1,113,009
   Qualified XXVI                                          40,919.686        10.44              427,202
   Qualified XXVII                                        892,885.366        10.38            9,268,150
                                                       --------------                ------------------
                                                       10,071,892.190                $      104,443,250
                                                       ==============                ==================
ING GET FUND - SERIES G
Contracts in accumulation period:
   Qualified VI                                         1,047,824.976   $    10.24   $       10,729,728
   Qualified X (1.15)                                      53,401.146        10.17              543,090
   Qualified X (1.25)                                     329,625.531        10.16            3,348,995
   Qualified XI                                            80,104.455        10.44              836,291
   Qualified XII (0.30)                                     4,238.264        10.43               44,205
   Qualified XII (0.80)                                     1,379.677        10.48               14,459
   Qualified XII (0.85)                                     5,463.128        10.46               57,144
   Qualified XII (0.90)                                       359.459        10.45                3,756
   Qualified XII (0.95)                                     8,918.652        10.43               93,022
   Qualified XII (1.00)                                    20,768.548        10.41              216,201
   Qualified XII (1.05)                                   168,753.080        10.39            1,753,345
   Qualified XII (1.10)                                    48,534.107        10.38              503,784
   Qualified XII (1.15)                                     1,860.356        10.36               19,273
   Qualified XII (1.20)                                    33,153.121        10.34              342,803
   Qualified XII (1.25)                                   461,869.195        10.33            4,771,109
   Qualified XII (1.30)                                     4,364.059        10.31               44,993
   Qualified XII (1.35)                                     1,341.290        10.29               13,802
   Qualified XII (1.40)                                     3,655.830        10.27               37,545
   Qualified XII (1.45)                                    29,789.676        10.26              305,642
   Qualified XV                                            18,153.077        10.34              187,703
   Qualified XVI                                            5,334.901        10.16               54,203
   Qualified XVII                                          29,547.778        10.24              302,569
   Qualified XVIII                                         67,491.082        10.16              685,709
   Qualified XXI                                            2,653.538        10.39               27,570
   Qualified XXII                                          12,066.707        10.39              125,373
   Qualified XXIV                                           6,204.074        10.36               64,274
   Qualified XXV                                            8,607.950        10.39               89,437
   Qualified XXVI                                           8,809.930        10.36               91,271
   Qualified XXVII                                        431,924.705        10.30            4,448,824
                                                       --------------                ------------------
                                                        2,896,198.292                $       29,756,120
                                                       ==============                ==================
ING GET FUND - SERIES H
Contracts in accumulation period:
   Qualified VI                                           937,754.517   $    10.31   $        9,668,249
   Qualified X (1.15)                                      59,990.891        10.24              614,307
   Qualified X (1.25)                                     190,425.460        10.23            1,948,052
   Qualified XI                                            87,280.895        10.50              916,449
   Qualified XII (0.30)                                     3,360.343        10.49               35,250

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES H (CONTINUED)
   Qualified XII (0.50)                                       331.013   $    10.62   $            3,515
   Qualified XII (0.80)                                     6,086.049        10.53               64,086
   Qualified XII (0.85)                                     1,991.745        10.51               20,933
   Qualified XII (0.90)                                     1,482.556        10.50               15,567
   Qualified XII (0.95)                                    15,412.738        10.48              161,525
   Qualified XII (1.00)                                    14,401.559        10.46              150,640
   Qualified XII (1.05)                                   270,332.739        10.45            2,824,977
   Qualified XII (1.10)                                    15,975.270        10.43              166,622
   Qualified XII (1.20)                                    13,534.034        10.40              140,754
   Qualified XII (1.25)                                   251,870.497        10.38            2,614,416
   Qualified XII (1.30)                                     1,294.762        10.37               13,427
   Qualified XII (1.35)                                     9,480.837        10.35               98,127
   Qualified XII (1.40)                                     5,908.421        10.34               61,093
   Qualified XII (1.45)                                     1,273.293        10.32               13,140
   Qualified XV                                             7,759.167        10.40               80,695
   Qualified XVI                                            9,559.439        10.23               97,793
   Qualified XVII                                          33,854.112        10.31              349,036
   Qualified XVIII                                         57,003.246        10.23              583,143
   Qualified XXI                                            1,711.012        10.45               17,880
   Qualified XXII                                          24,033.158        10.45              251,147
   Qualified XXV                                              297.267        10.46                3,109
   Qualified XXVI                                           1,931.505        10.42               20,126
   Qualified XXVII                                        226,588.322        10.36            2,347,455
                                                        -------------                ------------------
                                                        2,250,924.847                $       23,281,513
                                                        =============                ==================
ING GET FUND - SERIES I
Contracts in accumulation period:
   Qualified X (1.25)                                     104,216.299   $    10.15   $        1,057,795
   Qualified XVIII                                         13,060.806        10.15              132,567
                                                        -------------                ------------------
                                                          117,277.105                $        1,190,362
                                                        =============                ==================
ING GET FUND - SERIES J
   Contracts in accumulation period:
   Qualified X (1.25)                                      32,417.204   $    10.10   $          327,414
   Qualified XVIII                                          6,621.595        10.10               66,878
                                                        -------------                ------------------
                                                           39,038.799                $          394,292
                                                        =============                ==================
ING GET FUND - SERIES K
   Contracts in accumulation period:
   Qualified X (1.25)                                      35,705.259   $    10.17   $          363,122
   Qualified XXVII                                        164,041.293        10.27            1,684,704
                                                        -------------                ------------------
                                                          199,746.552                $        2,047,826
                                                        =============                ==================
ING GET FUND - SERIES L
   Contracts in accumulation period:
   Qualified XXVII                                        117,245.787   $    10.12   $        1,186,527
                                                        -------------                ------------------
                                                          117,245.787                $        1,186,527
                                                        =============                ==================
ING GET FUND - SERIES Q
   Contracts in accumulation period:
   Qualified XXVII                                        497,644.717   $    10.11   $        5,031,188
                                                        -------------                ------------------
                                                          497,644.717                $        5,031,188
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES S
   Contracts in accumulation period:
   Qualified VI                                         1,656,246.634   $    10.06   $       16,661,841
   Qualified X (1.15)                                      38,592.719        10.06              388,243
   Qualified X (1.25)                                     218,765.031        10.06            2,200,776
   Qualified XI                                           572,902.306        10.10            5,786,313
   Qualified XII (0.30)                                     5,449.378        10.09               54,984
   Qualified XII (0.50)                                    80,231.292        10.11              811,138
   Qualified XII (0.80)                                     5,127.664        10.09               51,738
   Qualified XII (0.85)                                    24,429.986        10.09              246,499
   Qualified XII (0.95)                                    18,188.955        10.08              183,345
   Qualified XII (1.00)                                    93,717.077        10.08              944,668
   Qualified XII (1.05)                                   570,758.824        10.07            5,747,541
   Qualified XII (1.10)                                    57,082.550        10.07              574,821
   Qualified XII (1.20)                                    35,073.321        10.07              353,188
   Qualified XII (1.25)                                   650,192.287        10.06            6,540,934
   Qualified XII (1.30)                                     2,506.476        10.06               25,215
   Qualified XII (1.35)                                    10,615.711        10.06              106,794
   Qualified XII (1.40)                                       614.600        10.05                6,177
   Qualified XII (1.45)                                       365.721        10.05                3,675
   Qualified XII (1.50)                                       526.792        10.05                5,294
   Qualified XII (1.55)                                        44.496        10.04                  447
   Qualified XII (1.65)                                    13,858.058        10.04              139,135
   Qualified XV                                             6,135.341        10.07               61,783
   Qualified XVI                                           17,907.417        10.04              179,790
   Qualified XVII                                          22,176.340        10.06              223,094
   Qualified XVIII                                         23,171.033        10.06              233,101
   Qualified XXI                                              174.334        10.08                1,757
   Qualified XXII                                          90,447.222        10.09              912,612
   Qualified XXIV                                           5,638.923        10.08               56,840
   Qualified XXV                                              560.135        10.09                5,652
   Qualified XXVI                                             280.439        10.08                2,827
   Qualified XXVII                                        401,929.211        10.07            4,047,427
                                                       --------------                ------------------
                                                        4,623,710.273                $       46,557,649
                                                       ==============                ==================
ING VP BALANCED
   Currently payable annuity contracts:                                              $       24,462,370
   Contracts in accumulation period:
   Qualified I                                             28,567.376   $    26.55              758,464
   Qualified III                                           35,680.628        26.33              939,471
   Qualified V                                              5,746.715        19.86              114,130
   Qualified VI                                        13,616,148.388        20.06          273,139,937
   Qualified VII                                          175,628.126        19.35            3,398,404
   Qualified VIII                                           4,016.404        18.61               74,745
   Qualified IX                                             1,908.257        19.09               36,429
   Qualified X (1.15)                                     202,644.102        20.24            4,101,517
   Qualified X (1.25)                                   3,112,040.749        20.06           62,427,537
   Qualified XI                                           586,957.465        20.69           12,144,150
   Qualified XII (0.05)                                   112,979.394        20.61            2,328,505
   Qualified XII (0.25)                                   886,007.508        10.26            9,090,437
   Qualified XII (0.35)                                   341,321.190        10.22            3,488,303
   Qualified XII (0.45)                                   208,793.294        10.17            2,123,428
   Qualified XII (0.55)                                   182,934.849        10.12            1,851,301

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BALANCED (CONTINUED)
   Qualified XII (0.60)                                   666,707.634   $    10.10   $        6,733,747
   Qualified XII (0.65)                                   105,474.161        10.08            1,063,180
   Qualified XII (0.70)                                   435,255.513        10.05            4,374,318
   Qualified XII (0.75)                                   402,962.341        10.03            4,041,712
   Qualified XII (0.80)                                 2,637,345.102        10.68           28,166,846
   Qualified XII (0.85)                                 1,340,813.980        14.41           19,321,129
   Qualified XII (0.90)                                    24,613.342        10.45              257,209
   Qualified XII (0.95)                                   485,662.162        14.31            6,949,826
   Qualified XII (1.00)                                 3,100,422.063        14.27           44,243,023
   Qualified XII (1.05)                                   160,253.998        14.22            2,278,812
   Qualified XII (1.10)                                    60,447.240        14.17              856,537
   Qualified XII (1.15)                                    70,352.843        14.13              994,086
   Qualified XII (1.20)                                    87,711.247        14.08            1,234,974
   Qualified XII (1.25)                                    16,259.955        14.03              228,127
   Qualified XII (1.30)                                       468.030        13.99                6,548
   Qualified XII (1.35)                                       519.151        13.94                7,237
   Qualified XII (1.40)                                    22,210.056        13.89              308,498
   Qualified XII (1.50)                                     1,840.575        13.80               25,400
   Qualified XV                                            73,072.951        20.42            1,492,150
   Qualified XVI                                          277,476.599        19.77            5,485,712
   Qualified XVII                                         239,235.565        20.34            4,866,051
   Qualified XVIII                                        367,109.219        20.34            7,467,002
   Qualified XIX                                           14,399.772        26.92              387,642
   Qualified XX                                            55,399.360        26.70            1,479,163
   Qualified XXI                                           88,271.639        20.53            1,812,217
   Qualified XXII                                          89,394.612        20.62            1,843,317
   Qualified XXIV                                         324,475.805        14.31            4,643,249
   Qualified XXV                                          212,956.652        20.35            4,333,668
   Qualified XXVI                                          23,517.472        20.28              476,934
   Qualified XXVII                                      1,335,578.757        26.48           35,366,125
   Qualified XXVIII                                       153,436.146        26.40            4,050,714
   Qualified XXIX                                           1,326.638        26.33               34,930
   Qualified XXX                                           99,850.925        26.20            2,616,094
                                                       --------------                ------------------
                                                       32,476,195.950                $      597,925,305
                                                       ==============                ==================
ING VP BOND
   Currently payable annuity contracts:                                              $        6,746,576
   Contracts in accumulation period:
   Qualified I                                             11,413.379   $    67.84              774,284
   Qualified III                                           10,636.617        66.86              711,164
   Qualified V                                             16,218.491        17.31              280,742
   Qualified VI                                        10,976,889.709        17.24          189,241,579
   Qualified VII                                          133,889.851        15.99            2,140,899
   Qualified VIII                                          10,761.063        15.87              170,778
   Qualified IX                                             2,005.576        16.38               32,851
   Qualified X (1.15)                                     218,587.591        17.40            3,803,424
   Qualified X (1.25)                                   1,668,772.437        17.24           28,769,637
   Qualified XI                                           476,740.805        17.79            8,481,219
   Qualified XII (0.05)                                    20,096.328        17.72              356,107
   Qualified XII (0.25)                                   368,325.874        13.37            4,924,517
   Qualified XII (0.35)                                   150,159.665        13.31            1,998,625
   Qualified XII (0.45)                                   146,053.936        13.25            1,935,215

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BOND (CONTINUED)
   Qualified XII (0.55)                                   112,073.453   $    13.19   $        1,478,249
   Qualified XII (0.60)                                   378,990.457        13.16            4,987,514
   Qualified XII (0.65)                                   215,827.054        13.13            2,833,809
   Qualified XII (0.70)                                   184,031.200        13.10            2,410,809
   Qualified XII (0.75)                                   306,789.013        13.07            4,009,732
   Qualified XII (0.80)                                 1,633,601.434        13.22           21,596,211
   Qualified XII (0.85)                                   921,078.232        15.00           13,816,173
   Qualified XII (0.90)                                    12,078.880        13.18              159,200
   Qualified XII (0.95)                                   526,766.029        14.90            7,848,814
   Qualified XII (1.00)                                 2,737,924.698        14.85           40,658,182
   Qualified XII (1.05)                                   174,257.391        14.80            2,579,009
   Qualified XII (1.10)                                    85,506.945        14.75            1,261,227
   Qualified XII (1.15)                                    63,807.532        14.70              937,971
   Qualified XII (1.20)                                    61,947.176        14.65              907,526
   Qualified XII (1.25)                                    44,357.504        14.60              647,620
   Qualified XII (1.30)                                     8,314.353        14.56              121,057
   Qualified XII (1.35)                                       436.080        14.51                6,328
   Qualified XII (1.40)                                    25,842.305        14.46              373,680
   Qualified XII (1.50)                                     7,602.839        14.36              109,177
   Qualified XV                                            36,087.230        17.56              633,692
   Qualified XVI                                          193,755.163        17.00            3,293,838
   Qualified XVII                                         243,240.171        17.39            4,229,947
   Qualified XVIII                                        465,608.106        17.39            8,096,925
   Qualified XIX                                            2,460.649        68.41              168,333
   Qualified XX                                            14,922.558        67.42            1,006,079
   Qualified XXI                                           25,268.160        17.65              445,983
   Qualified XXII                                          76,124.257        17.72            1,348,922
   Qualified XXIV                                         160,287.792        14.90            2,388,288
   Qualified XXV                                          105,460.959        17.49            1,844,512
   Qualified XXVI                                          23,432.162        17.43              408,423
   Qualified XXVII                                        774,013.087        67.24           52,044,640
   Qualified XXVIII                                       344,126.396        67.02           23,063,351
   Qualified XXIX                                           2,299.993        66.86              153,778
   Qualified XXX                                           29,182.257        66.51            1,940,912
                                                       --------------                ------------------
                                                       24,208,052.837                $      458,177,528
                                                       ==============                ==================
ING VP EMERGING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        670,676.292   $     5.77   $        3,869,802
   Qualified XXVIII                                       200,002.160         5.75            1,150,012
                                                       --------------                ------------------
                                                          870,678.452                $        5,019,814
                                                       ==============                ==================

ING VP MONEY MARKET
   Currently payable annuity contracts:                                              $          149,144
   Contracts in accumulation period:
   Qualified I                                             10,124.742   $    49.00              496,112
   Qualified III                                            4,469.117        48.16              215,233
   Qualified V                                             29,343.103        13.79              404,641
   Qualified VI                                         8,751,582.395        13.98          122,347,122
   Qualified VII                                          239,684.072        13.92            3,336,402
   Qualified VIII                                          11,319.623        13.46              152,362
   Qualified IX                                             1,744.137        14.01               24,435

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET (CONTINUED)
   Qualified X (1.15)                                     459,876.815   $    14.11   $        6,488,862
   Qualified X (1.25)                                   1,919,745.105        13.98           26,838,037
   Qualified XI                                           360,682.861        14.42            5,201,047
   Qualified XII (0.05)                                    51,230.576        14.37              736,183
   Qualified XII (0.25)                                   475,250.337        12.06            5,731,519
   Qualified XII (0.35)                                   118,551.250        12.00            1,422,615
   Qualified XII (0.45)                                   132,966.170        11.95            1,588,946
   Qualified XII (0.55)                                   151,211.528        11.89            1,797,905
   Qualified XII (0.60)                                   109,591.256        11.86            1,299,752
   Qualified XII (0.65)                                   360,337.361        11.84            4,266,394
   Qualified XII (0.70)                                   436,909.665        11.81            5,159,903
   Qualified XII (0.75)                                   374,628.269        11.78            4,413,121
   Qualified XII (0.80)                                 2,415,659.282        11.91           28,770,502
   Qualified XII (0.85)                                   644,548.303        12.83            8,269,555
   Qualified XII (0.90)                                    13,539.865        11.82              160,041
   Qualified XII (0.95)                                   598,539.238        12.75            7,631,375
   Qualified XII (1.00)                                 2,493,907.375        12.71           31,697,563
   Qualified XII (1.05)                                   184,652.624        12.67            2,339,549
   Qualified XII (1.10)                                   162,880.678        12.62            2,055,554
   Qualified XII (1.15)                                    82,720.326        12.58            1,040,622
   Qualified XII (1.20)                                    92,375.700        12.54            1,158,391
   Qualified XII (1.25)                                    68,472.602        12.50              855,908
   Qualified XII (1.30)                                    18,596.771        12.46              231,716
   Qualified XII (1.35)                                     5,344.130        12.42               66,374
   Qualified XII (1.40)                                    44,830.783        12.37              554,557
   Qualified XII (1.50)                                    15,705.448        12.29              193,020
   Qualified XV                                            23,654.411        14.23              336,602
   Qualified XVI                                          194,182.129        13.78            2,675,830
   Qualified XVII                                         317,922.235        13.98            4,444,553
   Qualified XVIII                                        616,450.659        13.98            8,617,980
   Qualified XIX                                            2,490.783        49.00              122,048
   Qualified XX                                            60,016.971        48.16            2,890,417
   Qualified XXI                                           52,594.493        14.31              752,627
   Qualified XXII                                         118,165.403        14.37            1,698,037
   Qualified XXIV                                         153,167.800        12.75            1,952,889
   Qualified XXV                                          124,661.443        14.18            1,767,699
   Qualified XXVI                                          38,272.919        14.14              541,179
   Qualified XXVII                                        804,354.435        49.45           39,775,327
   Qualified XXVIII                                       517,956.948        48.49           25,115,732
   Qualified XXIX                                           2,238.033        48.16              107,784
   Qualified XXX                                           19,884.534        47.91              952,668
                                                       --------------                ------------------
                                                       23,887,034.703                $      368,845,834
                                                       ==============                ==================
ING VP NATURAL RESOURCES
   Contracts in accumulation period:
   Qualified III                                            5,723.999   $    12.09   $           69,203
   Qualified V                                              2,992.019        13.31               39,824
   Qualified VI                                           313,360.780        13.04            4,086,225
   Qualified VIII                                           1,274.435        11.30               14,401
   Qualified XI                                            18,877.291        13.46              254,088
   Qualified XII (0.05)                                       433.536        13.41                5,814

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP NATURAL RESOURCES (CONTINUED)
   Qualified XII (0.25)                                    19,692.336   $     8.50   $          167,385
   Qualified XII (0.45)                                    10,732.855         8.42               90,371
   Qualified XII (0.55)                                     2,826.123         8.38               23,683
   Qualified XII (0.60)                                    12,408.498         8.36              103,735
   Qualified XII (0.65)                                     1,136.712         8.34                9,480
   Qualified XII (0.70)                                     6,683.873         8.32               55,610
   Qualified XII (0.75)                                    14,347.860         8.30              119,087
   Qualified XII (0.80)                                    99,437.851         9.06              900,907
   Qualified XII (0.85)                                    26,533.740        10.36              274,890
   Qualified XII (0.90)                                     1,077.835         9.02                9,722
   Qualified XII (0.95)                                    20,849.800        10.29              214,544
   Qualified XII (1.00)                                    82,891.475        10.26              850,467
   Qualified XII (1.05)                                     4,526.971        10.22               46,266
   Qualified XII (1.10)                                     2,323.647        10.19               23,678
   Qualified XII (1.15)                                     3,016.411        10.16               30,647
   Qualified XII (1.20)                                     3,184.376        10.12               32,226
   Qualified XII (1.25)                                        98.531        10.09                  994
   Qualified XII (1.40)                                       111.768         9.99                1,117
   Qualified XV                                             7,492.389        13.28               99,499
   Qualified XVI                                            5,191.242        12.86               66,759
   Qualified XVII                                             718.296        13.04                9,367
   Qualified XXI                                            2,675.921        13.35               35,724
   Qualified XXII                                           2,937.967        13.41               39,398
   Qualified XXIV                                           7,621.215        10.29               78,422
   Qualified XXV                                            1,394.359        13.20               18,406
   Qualified XXVI                                             927.197        13.15               12,193
   Qualified XXVII                                        255,162.490        12.16            3,102,776
   Qualified XXVIII                                        83,305.976        12.12            1,009,668
                                                        -------------                ------------------
                                                        1,021,969.774                $       11,896,576
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION BALANCED
   Currently payable annuity contracts:                                              $           51,327
   Contracts in accumulation period:
   Qualified III                                               34.558   $    13.39                  463
   Qualified V                                              1,031.284        13.23               13,644
   Qualified VI                                         1,772,983.849        13.39           23,740,254
   Qualified X (1.15)                                      18,977.123        13.81              262,074
   Qualified X (1.25)                                     220,388.127        13.71            3,021,521
   Qualified XI                                            66,761.585        13.82              922,645
   Qualified XII (0.05)                                     3,348.418        13.76               46,074
   Qualified XII (0.25)                                    79,829.333         9.05              722,455
   Qualified XII (0.35)                                     5,417.450         9.00               48,757
   Qualified XII (0.45)                                   232,497.674         8.96            2,083,179
   Qualified XII (0.55)                                     3,740.605         8.92               33,366
   Qualified XII (0.60)                                     2,505.974         8.90               22,303
   Qualified XII (0.65)                                   100,042.445         8.88              888,377
   Qualified XII (0.70)                                    56,939.723         8.86              504,486
   Qualified XII (0.75)                                   152,277.394         8.84            1,346,132
   Qualified XII (0.80)                                   159,012.474         9.30            1,478,816
   Qualified XII (0.85)                                   100,727.719        12.29            1,237,944
   Qualified XII (0.90)                                     1,351.536         9.14               12,353

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
   Qualified XII (0.95)                                    48,154.106   $    12.21   $          587,962
   Qualified XII (1.00)                                   213,470.857        12.17            2,597,940
   Qualified XII (1.05)                                    79,095.701        12.13              959,431
   Qualified XII (1.10)                                    58,967.192        12.09              712,913
   Qualified XII (1.15)                                    13,408.589        12.05              161,573
   Qualified XII (1.20)                                   338,865.113        12.01            4,069,770
   Qualified XII (1.25)                                    14,719.814        11.97              176,196
   Qualified XII (1.30)                                     5,795.825        11.93               69,144
   Qualified XII (1.40)                                    16,363.118        11.85              193,903
   Qualified XII (1.50)                                       956.555        11.77               11,259
   Qualified XV                                             8,114.256        13.64              110,678
   Qualified XVI                                           32,472.085        13.20              428,632
   Qualified XVII                                          25,171.050        13.66              343,837
   Qualified XVIII                                          5,221.481        13.98               72,996
   Qualified XXI                                            7,208.374        13.71               98,827
   Qualified XXII                                          11,610.805        13.77              159,881
   Qualified XXIV                                           6,580.803        12.21               80,352
   Qualified XXV                                            5,771.735        13.59               78,438
   Qualified XXVII                                         34,761.487        13.47              468,237
   Qualified XXVIII                                         2,087.529        13.43               28,036
                                                        -------------                ------------------
                                                        3,906,663.746                $       47,846,175
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION GROWTH
   Contracts in accumulation period:
   Qualified III                                              261.792   $    13.09   $            3,427
   Qualified V                                              1,975.565        12.94               25,564
   Qualified VI                                         2,264,302.165        13.09           29,639,715
   Qualified VIII                                               8.583        13.09                  112
   Qualified X (1.15)                                      54,452.672        13.57              738,923
   Qualified X (1.25)                                     281,511.792        13.47            3,791,964
   Qualified XI                                            78,386.989        13.51            1,059,008
   Qualified XII (0.05)                                     6,182.241        13.46               83,213
   Qualified XII (0.25)                                   139,476.977         8.18            1,140,922
   Qualified XII (0.35)                                     6,655.855         8.14               54,179
   Qualified XII (0.45)                                    99,615.708         8.10              806,887
   Qualified XII (0.55)                                     3,616.868         8.06               29,152
   Qualified XII (0.60)                                     6,440.827         8.05               51,849
   Qualified XII (0.65)                                   257,890.433         8.03            2,070,860
   Qualified XII (0.70)                                    44,529.794         8.01              356,684
   Qualified XII (0.75)                                   196,707.952         7.99            1,571,697
   Qualified XII (0.80)                                   224,992.381         8.48            1,907,935
   Qualified XII (0.85)                                   153,004.359        11.82            1,808,512
   Qualified XII (0.90)                                     2,510.678         8.32               20,889
   Qualified XII (0.95)                                    64,757.719        11.74              760,256
   Qualified XII (1.00)                                   476,634.337        11.70            5,576,622
   Qualified XII (1.05)                                    91,472.949        11.66            1,066,575
   Qualified XII (1.10)                                    46,765.872        11.63              543,887
   Qualified XII (1.15)                                    17,409.816        11.59              201,780
   Qualified XII (1.20)                                    44,481.738        11.55              513,764
   Qualified XII (1.25)                                     9,023.836        11.51              103,864
   Qualified XII (1.30)                                     8,197.476        11.47               94,025
   Qualified XII (1.35)                                         9.263        11.43                  106

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH (CONTINUED)
   Qualified XII (1.40)                                     8,357.037   $    11.40   $           95,270
   Qualified XII (1.50)                                     5,892.227        11.32               66,700
   Qualified XV                                             7,223.156        13.33               96,285
   Qualified XVI                                           39,074.833        12.91              504,456
   Qualified XVII                                           1,085.370        13.35               14,490
   Qualified XVIII                                          5,383.002        13.73               73,909
   Qualified XXI                                            9,347.790        13.41              125,354
   Qualified XXII                                          10,986.280        13.46              147,875
   Qualified XXIV                                          20,534.846        11.74              241,079
   Qualified XXV                                           10,298.073        13.29              136,861
   Qualified XXVI                                             408.926        13.24                5,414
   Qualified XXVII                                         37,872.348        13.17              498,779
   Qualified XXVIII                                         1,320.520        13.13               17,338
                                                        -------------                ------------------
                                                        4,739,061.045                $       56,046,181
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION INCOME
   Currently payable annuity contracts:                                              $          139,145
   Contracts in accumulation period:
   Qualified III                                              803.048   $    14.21               11,411
   Qualified V                                                925.339        14.04               12,992
   Qualified VI                                           973,538.455        14.21           13,833,981
   Qualified X (1.15)                                      48,486.711        14.38              697,239
   Qualified X (1.25)                                     231,298.028        14.27            3,300,623
   Qualified XI                                            40,962.859        14.66              600,516
   Qualified XII (0.05)                                    35,694.180        14.60              521,135
   Qualified XII (0.25)                                    26,978.563        10.47              282,466
   Qualified XII (0.35)                                     6,523.381        10.42               67,974
   Qualified XII (0.45)                                    77,970.736        10.37              808,557
   Qualified XII (0.55)                                    15,974.989        10.32              164,862
   Qualified XII (0.60)                                     5,239.431        10.30               53,966
   Qualified XII (0.65)                                    46,946.672        10.27              482,142
   Qualified XII (0.70)                                    39,382.687        10.25              403,673
   Qualified XII (0.75)                                    41,645.624        10.23              426,035
   Qualified XII (0.80)                                   112,797.095        10.58            1,193,393
   Qualified XII (0.85)                                    73,305.862        13.31              975,701
   Qualified XII (0.90)                                     2,986.698        10.47               31,271
   Qualified XII (0.95)                                    31,711.658        13.22              419,228
   Qualified XII (1.00)                                   274,078.666        13.18            3,612,357
   Qualified XII (1.05)                                    42,974.743        13.13              564,258
   Qualified XII (1.10)                                    28,652.959        13.09              375,067
   Qualified XII (1.15)                                     6,920.661        13.05               90,315
   Qualified XII (1.20)                                    20,360.359        13.00              264,685
   Qualified XII (1.25)                                     9,558.989        12.96              123,884
   Qualified XII (1.30)                                     2,236.087        12.92               28,890
   Qualified XII (1.35)                                         3.209        12.87                   41
   Qualified XII (1.40)                                     4,846.121        12.83               62,176
   Qualified XII (1.50)                                       431.108        12.75                5,497
   Qualified XV                                             3,318.577        14.47               48,020
   Qualified XVI                                           18,116.694        14.00              253,634
   Qualified XVII                                          18,001.337        14.49              260,839
   Qualified XVIII                                         30,655.482        14.55              446,037

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME (CONTINUED)
   Qualified XXI                                            3,078.050   $    14.55   $           44,786
   Qualified XXII                                           6,150.406        14.60               89,796
   Qualified XXIV                                           3,767.431        13.22               49,805
   Qualified XXV                                            5,172.324        14.42               74,585
   Qualified XXVI                                             318.566        14.37                4,578
   Qualified XXVII                                         53,498.336        14.29              764,491
   Qualified XXVIII                                         1,376.886        14.24               19,607
                                                        -------------                ------------------
                                                        2,346,689.007                $       31,609,658
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH INITIAL CLASS
   Contracts in accumulation period:
   Qualified XI                                                 0.218   $     9.58   $                2
                                                        -------------                ------------------
                                                                0.218                $                2
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH SERVICE CLASS
   Contracts in accumulation period:
   Qualified VI                                            63,009.309   $     5.02   $          316,307
   Qualified VIII                                             440.616         5.02                2,212
   Qualified X (1.15)                                       2,837.125         7.32               20,768
   Qualified X (1.25)                                      28,365.444         7.17              203,380
   Qualified XII (0.60)                                        13.537         5.06                   68
   Qualified XII (0.75)                                    58,241.908         5.05              294,122
   Qualified XII (0.80)                                     8,526.012         5.04               42,971
   Qualified XII (0.85)                                        74.135         5.04                  374
   Qualified XII (0.90)                                        14.767         5.04                   74
   Qualified XII (0.95)                                     1,545.125         5.03                7,772
   Qualified XII (1.00)                                     1,005.642         5.03                5,058
   Qualified XII (1.05)                                         2.888         5.03                   15
   Qualified XII (1.10)                                         1.357         5.03                    7
   Qualified XII (1.15)                                       115.718         5.02                  581
   Qualified XII (1.20)                                       691.796         5.02                3,473
   Qualified XII (1.25)                                        10.069         5.02                   51
   Qualified XII (1.40)                                        75.507         5.01                  378
   Qualified XVI                                              139.982         5.00                  700
   Qualified XXIV                                             363.449         5.04                1,832
   Qualified XXV                                              255.827         5.05                1,292
   Qualified XXVI                                              14.048         5.04                   71
                                                        -------------                ------------------
                                                          165,744.261                $          901,506
                                                        =============                ==================
ING ALGER GROWTH
   Contracts in accumulation period:
   Qualified VI                                            19,746.926   $     6.50   $          128,355
   Qualified X (1.25)                                       5,333.025         6.85               36,531
   Qualified XII (0.75)                                    10,843.404         6.53               70,807
   Qualified XII (0.80)                                       158.541         6.53                1,035
   Qualified XII (0.85)                                       101.970         6.53                  666
   Qualified XII (0.95)                                       153.513         6.52                1,001
   Qualified XII (1.00)                                       627.969         6.51                4,088

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING ALGER GROWTH (CONTINUED)
   Qualified XII (1.05)                                       401.046   $     6.51   $            2,611
   Qualified XII (1.10)                                        23.198         6.51                  151
   Qualified XII (1.25)                                       742.257         6.50                4,825
   Qualified XII (1.40)                                        43.164         6.48                  280
   Qualified XVI                                              163.403         6.48                1,059
   Qualified XXI                                              247.248         6.53                1,615
   Qualified XXIV                                             265.896         6.52                1,734
   Qualified XXV                                               28.466         6.53                  186
                                                          -----------                ------------------
                                                           38,880.026                $          254,944
                                                          ===========                ==================
ING AMERICAN CENTURY SMALL CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           163,145.433   $     8.08   $        1,318,215
   Qualified X (1.15)                                       2,645.169         8.09               21,399
   Qualified X (1.25)                                      19,926.695         8.08              161,008
   Qualified XII (0.55)                                       280.144         8.12                2,275
   Qualified XII (0.60)                                       384.526         8.12                3,122
   Qualified XII (0.70)                                        42.544         8.11                  345
   Qualified XII (0.80)                                    12,107.146         8.11               98,189
   Qualified XII (0.85)                                     2,906.852         8.10               23,546
   Qualified XII (0.95)                                     1,360.490         8.10               11,020
   Qualified XII (1.00)                                    16,449.537         8.10              133,241
   Qualified XII (1.05)                                       557.766         8.09                4,512
   Qualified XII (1.10)                                       663.050         8.09                5,364
   Qualified XII (1.15)                                       162.796         8.09                1,317
   Qualified XII (1.20)                                       538.779         8.08                4,353
   Qualified XII (1.25)                                       126.450         8.08                1,022
   Qualified XII (1.40)                                     2,784.178         8.07               22,468
   Qualified XV                                               359.362         8.10                2,911
   Qualified XVI                                            1,575.060         8.07               12,711
   Qualified XXI                                               18.856         8.11                  153
   Qualified XXIV                                             581.787         8.10                4,712
   Qualified XXV                                              258.923         8.11                2,100
                                                          -----------                ------------------
                                                          226,875.543                $        1,833,983
                                                          ===========                ==================
ING BARON SMALL CAP GROWTH
   Contracts in accumulation period:
   Qualified VI                                           223,644.884   $     8.69   $        1,943,474
   Qualified X (1.15)                                       2,736.629         8.69               23,781
   Qualified X (1.25)                                      10,875.895         8.69               94,512
   Qualified XII (0.55)                                       236.635         8.73                2,066
   Qualified XII (0.70)                                     1,512.485         8.72               13,189
   Qualified XII (0.75)                                       921.291         8.72                8,034
   Qualified XII (0.80)                                    87,835.912         8.71              765,051
   Qualified XII (0.85)                                     4,914.819         8.71               42,808
   Qualified XII (0.90)                                        10.927         8.71                   95
   Qualified XII (0.95)                                     4,065.581         8.70               35,371
   Qualified XII (1.00)                                    24,109.673         8.70              209,754
   Qualified XII (1.05)                                       101.066         8.70                  879
   Qualified XII (1.10)                                       121.984         8.69                1,060

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH (CONTINUED)
   Qualified XII (1.15)                                        35.313   $     8.69   $              307
   Qualified XII (1.20)                                       226.748         8.69                1,970
   Qualified XII (1.25)                                       179.742         8.69                1,562
   Qualified XII (1.35)                                         1.280         8.68                   11
   Qualified XII (1.40)                                     1,266.520         8.68               10,993
   Qualified XVI                                            4,599.073         8.67               39,874
   Qualified XXIV                                           2,214.091         8.71               19,285
   Qualified XXV                                               78.610         8.72                  685
   Qualified XXVI                                           2,753.300         8.71               23,981
                                                          -----------                ------------------
                                                          372,442.458                $        3,238,742
                                                          ===========                ==================
ING DSI ENHANCED INDEX
   Contracts in accumulation period:
   Qualified VI                                            10,497.451   $     6.20   $           65,084
   Qualified X (1.15)                                       2,587.497         8.04               20,803
   Qualified X (1.25)                                       1,138.464         7.64                8,698
   Qualified XII (0.60)                                     1,052.326         6.25                6,577
   Qualified XII (0.75)                                        19.003         6.24                  119
   Qualified XII (0.80)                                     2,497.597         6.23               15,560
   Qualified XII (0.85)                                        54.364         6.23                  339
   Qualified XII (0.95)                                        91.085         6.22                  567
   Qualified XII (1.00)                                       470.345         6.22                2,926
   Qualified XII (1.10)                                       100.027         6.21                  621
   Qualified XII (1.15)                                       439.142         6.21                2,727
   Qualified XII (1.20)                                        64.385         6.21                  400
   Qualified XII (1.25)                                        63.063         6.20                  391
   Qualified XII (1.35)                                        15.352         6.20                   95
   Qualified XII (1.40)                                        99.916         6.19                  618
   Qualified XVI                                               10.027         6.18                   62
                                                          -----------                ------------------
                                                           19,200.044                $          125,587
                                                          ===========                ==================
ING GOLDMAN SACHS(R) CAPITAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                            13,555.260   $     8.26   $          111,966
   Qualified X (1.15)                                       3,958.638         8.05               31,867
   Qualified X (1.25)                                       8,567.160         7.59               65,025
   Qualified XII (0.60)                                       779.269         8.32                6,484
   Qualified XII (0.70)                                     5,413.525         8.31               44,986
   Qualified XII (0.80)                                     5,308.830         8.30               44,063
   Qualified XII (0.85)                                       121.662         8.30                1,010
   Qualified XII (0.95)                                       375.818         8.29                3,116
   Qualified XII (1.00)                                     4,044.466         8.28               33,488
   Qualified XII (1.10)                                        15.681         8.28                  130
   Qualified XII (1.15)                                        43.404         8.27                  359
   Qualified XII (1.20)                                       196.905         8.27                1,628
   Qualified XII (1.25)                                         1.010         8.26                    8
   Qualified XII (1.40)                                        67.212         8.25                  554
   Qualified XVI                                                8.733         8.24                   72
   Qualified XXIV                                             283.097         8.30                2,350
                                                          -----------                ------------------
                                                           42,740.670                $          347,106
                                                          ===========                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL
   Currently payable annuity contracts:                                              $            3,540
   Contracts in accumulation period:
   Qualified III                                           27,814.880   $    15.11              420,283
   Qualified V                                              4,571.159        14.20               64,910
   Qualified VI                                         2,328,539.450        14.49           33,740,537
   Qualified VIII                                          21,899.701        12.20              267,176
   Qualified X (1.15)                                      48,135.581        14.62              703,742
   Qualified X (1.25)                                     300,036.551        14.49            4,347,530
   Qualified XI                                           197,790.588        14.95            2,956,969
   Qualified XII (0.05)                                    36,586.526        14.89              544,773
   Qualified XII (0.25)                                   238,934.921         7.41            1,770,508
   Qualified XII (0.35)                                   160,036.335         7.37            1,179,468
   Qualified XII (0.45)                                    57,454.038         7.34              421,713
   Qualified XII (0.55)                                    49,861.213         7.30              363,987
   Qualified XII (0.60)                                   166,958.199         7.29            1,217,125
   Qualified XII (0.65)                                    26,794.139         7.27              194,793
   Qualified XII (0.70)                                    81,813.517         7.25              593,148
   Qualified XII (0.75)                                   191,465.378         7.24            1,386,209
   Qualified XII (0.80)                                   658,808.819         8.15            5,369,292
   Qualified XII (0.85)                                   405,645.682        10.04            4,072,683
   Qualified XII (0.90)                                     7,662.551         8.11               62,143
   Qualified XII (0.95)                                   248,518.251         9.98            2,480,212
   Qualified XII (1.00)                                   977,300.534         9.94            9,714,367
   Qualified XII (1.05)                                    67,366.342         9.91              667,600
   Qualified XII (1.10)                                    29,311.352         9.88              289,596
   Qualified XII (1.15)                                    19,609.430         9.84              192,957
   Qualified XII (1.20)                                    19,441.070         9.81              190,717
   Qualified XII (1.25)                                     7,122.165         9.78               69,655
   Qualified XII (1.30)                                       504.675         9.75                4,921
   Qualified XII (1.35)                                       341.039         9.71                3,311
   Qualified XII (1.40)                                     5,015.004         9.68               48,545
   Qualified XII (1.50)                                     2,929.477         9.62               28,182
   Qualified XV                                            30,117.852        14.75              444,238
   Qualified XVI                                           44,371.171        14.28              633,620
   Qualified XVII                                             820.251        14.49               11,885
   Qualified XVIII                                          5,858.777        14.49               84,894
   Qualified XXI                                           25,162.815        14.83              373,165
   Qualified XXII                                          47,652.333        14.89              709,543
   Qualified XXIV                                          36,268.861         9.98              361,963
   Qualified XXV                                           12,530.785        14.65              183,576
   Qualified XXVI                                           1,909.541        14.60               27,879
   Qualified XXVII                                      1,878,239.754        15.19           28,530,462
   Qualified XXVIII                                       205,242.056        15.14            3,107,365
                                                        -------------                ------------------
                                                        8,676,442.763                $      107,839,182
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN MID CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                            63,570.112   $     9.17   $          582,938
   Qualified X (1.15)                                       2,696.330         9.17               24,725
   Qualified X (1.25)                                      12,060.869         9.17              110,598
   Qualified XII (0.60)                                        18.133         9.21                  167
   Qualified XII (0.70)                                     1,321.443         9.20               12,157
   Qualified XII (0.75)                                       575.507         9.20                5,295
   Qualified XII (0.80)                                       378.464         9.20                3,482
   Qualified XII (0.85)                                     1,644.228         9.19               15,110
   Qualified XII (0.90)                                         6.151         9.19                   57
   Qualified XII (0.95)                                     3,891.292         9.19               35,761
   Qualified XII (1.00)                                    19,851.360         9.18              182,235
   Qualified XII (1.05)                                       530.910         9.18                4,874
   Qualified XII (1.10)                                       220.364         9.18                2,023
   Qualified XII (1.15)                                        93.841         9.17                  861
   Qualified XII (1.20)                                       534.381         9.17                4,900
   Qualified XII (1.25)                                        15.567         9.17                  143
   Qualified XII (1.40)                                        56.278         9.16                  516
   Qualified XII (1.50)                                        10.104         9.15                   92
   Qualified XV                                               104.279         9.19                  958
   Qualified XVI                                               91.101         9.15                  834
   Qualified XVIII                                          1,170.019         9.18               10,741
   Qualified XXI                                               98.709         9.20                  908
   Qualified XXIV                                             246.172         9.19                2,262
   Qualified XXV                                            3,653.900         9.20               33,616
   Qualified XXVI                                             325.387         9.19                2,990
                                                        -------------                ------------------
                                                          113,164.901                $        1,038,243
                                                        =============                ==================
ING MFS CAPITAL OPPORTUNITIES
   Currently payable annuity contracts:                                              $          229,788
   Contracts in accumulation period:
   Qualified III                                           49,978.315   $    20.57            1,028,054
   Qualified V                                              8,641.860        16.76              144,838
   Qualified VI                                         2,219,659.014        16.93           37,578,827
   Qualified VIII                                          10,372.352        14.55              150,918
   Qualified X (1.15)                                      40,474.101         7.39              299,104
   Qualified X (1.25)                                     289,373.285         7.36            2,129,787
   Qualified XI                                           254,492.046        17.47            4,445,976
   Qualified XII (0.05)                                    19,254.213        17.40              335,023
   Qualified XII (0.25)                                   105,534.113         7.80              823,166
   Qualified XII (0.35)                                    88,409.423         7.76              686,057
   Qualified XII (0.45)                                   156,205.663         7.73            1,207,470
   Qualified XII (0.55)                                    72,511.644         7.69              557,615
   Qualified XII (0.60)                                   111,920.419         7.67              858,430
   Qualified XII (0.65)                                    22,922.779         7.66              175,588
   Qualified XII (0.70)                                   159,491.623         7.64            1,218,516

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
   Qualified XII (0.75)                                   127,394.693   $     7.62   $          970,748
   Qualified XII (0.80)                                   602,099.576         8.61            5,184,077
   Qualified XII (0.85)                                   432,856.909        11.19            4,843,669
   Qualified XII (0.90)                                    13,888.557         8.29              115,136
   Qualified XII (0.95)                                   251,886.874        11.12            2,800,982
   Qualified XII (1.00)                                 1,214,496.410        11.08           13,456,620
   Qualified XII (1.05)                                    60,378.343        11.04              666,577
   Qualified XII (1.10)                                    38,125.390        11.01              419,761
   Qualified XII (1.15)                                    30,277.215        10.97              332,141
   Qualified XII (1.20)                                    31,332.255        10.93              342,462
   Qualified XII (1.25)                                    16,370.993        10.90              178,444
   Qualified XII (1.30)                                     2,413.080        10.86               26,206
   Qualified XII (1.35)                                       888.556        10.82                9,614
   Qualified XII (1.40)                                    13,651.311        10.79              147,298
   Qualified XII (1.50)                                     4,711.697        10.72               50,509
   Qualified XV                                            23,555.258        17.24              406,093
   Qualified XVI                                           38,659.697        16.69              645,230
   Qualified XVII                                           2,694.051        16.93               45,610
   Qualified XVIII                                          7,901.734         7.36               58,157
   Qualified XXI                                           20,406.827        17.33              353,650
   Qualified XXII                                          37,092.810        17.40              645,415
   Qualified XXIV                                          46,445.738        11.12              516,477
   Qualified XXV                                           27,813.645        17.12              476,170
   Qualified XXVI                                           4,093.633        17.06               69,837
   Qualified XXVII                                      1,909,557.861        20.69           39,508,752
   Qualified XXVIII                                       243,031.752        20.62            5,011,315
                                                        -------------                ------------------
                                                        8,811,265.715                $      129,150,107
                                                        =============                ==================
ING MFS GLOBAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                             7,342.345   $     8.32   $           61,088
   Qualified X (1.15)                                       2,557.781         8.32               21,281
   Qualified X (1.25)                                       1,224.126         8.32               10,185
   Qualified XII (0.70)                                       523.766         8.35                4,373
   Qualified XII (0.75)                                         3.598         8.35                   30
   Qualified XII (0.80)                                       196.939         8.34                1,642
   Qualified XII (0.85)                                       541.863         8.34                4,519
   Qualified XII (0.90)                                        28.885         8.34                  241
   Qualified XII (0.95)                                     3,841.144         8.34               32,035
   Qualified XII (1.00)                                     1,954.847         8.33               16,284
   Qualified XII (1.05)                                         4.750         8.33                   40
   Qualified XII (1.15)                                         4.367         8.32                   36
   Qualified XII (1.25)                                         7.154         8.32                   60
   Qualified XII (1.40)                                         0.569         8.31                    5
   Qualified XVI                                            5,428.486         8.30               45,056
   Qualified XXV                                              626.453         8.35                5,231
                                                        -------------                ------------------
                                                           24,287.073                $          202,106
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH
   Contracts in accumulation period:
   Qualified I                                                602.650   $     7.38   $            4,448
   Qualified III                                           64,674.555         9.73              629,283
   Qualified V                                             20,376.238        11.04              224,954
   Qualified VI                                         4,963,176.203        11.22           55,686,837
   Qualified VII                                           96,833.048         9.49              918,946
   Qualified VIII                                          14,903.135         9.46              140,984
   Qualified IX                                             2,750.622         9.42               25,911
   Qualified X (1.15)                                      32,278.595        11.32              365,394
   Qualified X (1.25)                                     643,894.725        11.22            7,224,499
   Qualified XI                                           304,169.324        11.58            3,522,281
   Qualified XII (0.05)                                    27,983.141        11.53              322,646
   Qualified XII (0.25)                                   295,121.392         7.38            2,177,996
   Qualified XII (0.35)                                   114,691.150         7.35              842,980
   Qualified XII (0.45)                                   106,181.041         7.31              776,183
   Qualified XII (0.55)                                    47,303.816         7.28              344,372
   Qualified XII (0.60)                                   184,641.448         7.26            1,340,497
   Qualified XII (0.65)                                    95,320.323         7.25              691,072
   Qualified XII (0.70)                                   111,296.923         7.23              804,677
   Qualified XII (0.75)                                   139,705.751         7.21            1,007,278
   Qualified XII (0.80)                                   544,610.349         7.97            4,340,544
   Qualified XII (0.85)                                   618,398.897         7.25            4,483,392
   Qualified XII (0.90)                                    14,359.710         7.72              110,857
   Qualified XII (0.95)                                   339,751.190         7.21            2,449,606
   Qualified XII (1.00)                                 1,046,670.855         7.18            7,515,097
   Qualified XII (1.05)                                    52,564.780         7.16              376,364
   Qualified XII (1.10)                                    44,241.554         7.13              315,442
   Qualified XII (1.15)                                    56,187.767         7.11              399,495
   Qualified XII (1.20)                                    48,567.061         7.09              344,340
   Qualified XII (1.25)                                    10,578.181         7.06               74,682
   Qualified XII (1.30)                                     1,313.956         7.04                9,250
   Qualified XII (1.35)                                       340.758         7.02                2,392
   Qualified XII (1.40)                                     7,524.256         6.99               52,595
   Qualified XII (1.50)                                     1,840.190         6.95               12,789
   Qualified XV                                            41,305.462        11.43              472,121
   Qualified XVI                                          108,074.052        11.06            1,195,299
   Qualified XVII                                          90,558.728        11.22            1,016,069
   Qualified XVIII                                         29,318.689        11.22              328,956
   Qualified XIX                                              806.036         7.38                5,949
   Qualified XX                                             4,692.916         9.73               45,662
   Qualified XXI                                           36,409.478        11.49              418,345
   Qualified XXII                                         103,070.979        11.54            1,189,439

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH (CONTINUED)
   Contracts in accumulation period:
   Qualified XXIV                                         145,709.477   $     7.21   $        1,050,565
   Qualified XXV                                           32,917.358        11.35              373,612
   Qualified XXVI                                          16,871.273        11.31              190,814
   Qualified XXVII                                        866,515.262        10.70            9,271,713
   Qualified XXVIII                                        75,266.526        10.67              803,094
   Qualified XXIX                                           3,319.631         9.73               32,300
   Qualified XXX                                           57,861.120         9.68              560,096
                                                       --------------                ------------------
                                                       11,665,550.571                $      114,492,117
                                                       ==============                ==================
ING OPCAP BALANCED VALUE
   Contracts in accumulation period:
   Qualified VI                                            18,220.920   $     9.63   $          175,467
   Qualified X (1.15)                                         672.979         8.35                5,619
   Qualified X (1.25)                                      33,323.131         8.00              266,585
   Qualified XII (0.70)                                        11.727         9.69                  114
   Qualified XII (0.80)                                         3.465         9.68                   34
   Qualified XII (0.85)                                        64.460         9.67                  623
   Qualified XII (0.90)                                        29.146         9.67                  282
   Qualified XII (0.95)                                       235.256         9.66                2,273
   Qualified XII (1.00)                                     6,240.085         9.66               60,279
   Qualified XII (1.10)                                         2.664         9.64                   26
   Qualified XII (1.20)                                        50.312         9.63                  485
   Qualified XII (1.25)                                       160.378         9.63                1,544
   Qualified XII (1.40)                                       106.237         9.61                1,021
   Qualified XII (1.50)                                        39.893         9.60                  383
   Qualified XV                                                26.214         9.66                  253
   Qualified XXI                                                1.816         9.68                   18
   Qualified XXV                                               29.604         9.68                  287
                                                       --------------                ------------------
                                                           59,218.287                $          515,293
                                                       ==============                ==================
ING PIMCO TOTAL RETURN
   Contracts in accumulation period:
   Qualified VI                                           912,687.594   $    10.72   $        9,784,011
   Qualified VIII                                             344.415        10.71                3,689
   Qualified X (1.25)                                     116,419.688        10.72            1,248,019
   Qualified XII (0.55)                                     9,002.016        10.77               96,952
   Qualified XII (0.60)                                    15,366.765        10.76              165,346
   Qualified XII (0.70)                                     3,621.610        10.76               38,969
   Qualified XII (0.75)                                    47,380.334        10.75              509,339
   Qualified XII (0.80)                                    73,057.683        10.75              785,370
   Qualified XII (0.85)                                    16,333.733        10.74              175,424
   Qualified XII (0.90)                                       423.141        10.74                4,545
   Qualified XII (0.95)                                    64,232.064        10.74              689,852
   Qualified XII (1.00)                                   190,941.883        10.73            2,048,806
   Qualified XII (1.05)                                    10,891.991        10.73              116,871
   Qualified XII (1.10)                                     4,886.869        10.73               52,436
   Qualified XII (1.15)                                     1,260.972        10.72               13,518
   Qualified XII (1.20)                                     3,469.936        10.72               37,198
   Qualified XII (1.25)                                     4,225.825        10.72               45,301
   Qualified XII (1.30)                                       639.346        10.71                6,847
   Qualified XII (1.40)                                     2,705.976        10.70               28,954
   Qualified XII (1.50)                                       854.512        10.70                9,143
   Qualified XV                                             1,480.643        10.74               15,902

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING PIMCO TOTAL RETURN (CONTINUED)
   Qualified XVI                                           11,497.877   $    10.70   $          123,027
   Qualified XVII                                           1,114.207        10.72               11,944
   Qualified XVIII                                            698.161        10.73                7,491
   Qualified XXI                                               80.474        10.75                  865
   Qualified XXIV                                           2,298.596        10.74               24,687
   Qualified XXV                                            6,637.344        10.75               71,351
   Qualified XXVI                                          15,164.948        10.74              162,872
                                                        -------------                ------------------
                                                        1,517,718.603                $       16,278,729
                                                        =============                ==================
ING SALOMON BROTHERS AGGRESSIVE GROWTH
   Currently payable annuity contracts:                                              $           63,009
   Contracts in accumulation period:
   Qualified III                                           97,563.011   $     9.53              929,775
   Qualified V                                             10,115.059         9.36               94,677
   Qualified VI                                         7,376,606.754         9.45           69,708,934
   Qualified VIII                                          13,880.029         9.90              137,412
   Qualified X (1.15)                                      72,099.856         9.54              687,833
   Qualified X (1.25)                                     937,116.286         9.45            8,855,749
   Qualified XI                                           652,615.101         9.75            6,362,997
   Qualified XII (0.05)                                   116,293.907         9.72            1,130,377
   Qualified XII (0.25)                                   501,187.640         5.67            2,841,734
   Qualified XII (0.35)                                   264,144.797         5.64            1,489,777
   Qualified XII (0.45)                                   371,887.772         5.62            2,090,009
   Qualified XII (0.55)                                    82,818.949         5.59              462,958
   Qualified XII (0.60)                                   408,520.144         5.58            2,279,542
   Qualified XII (0.65)                                   116,847.144         5.57              650,839
   Qualified XII (0.70)                                   210,945.929         5.55            1,170,750
   Qualified XII (0.75)                                   475,521.924         5.54            2,634,391
   Qualified XII (0.80)                                 2,163,820.038         5.96           12,896,367
   Qualified XII (0.85)                                   852,174.500         6.43            5,479,482
   Qualified XII (0.90)                                    36,616.445         5.75              210,545
   Qualified XII (0.95)                                   600,761.833         6.39            3,838,868
   Qualified XII (1.00)                                 2,780,749.194         6.37           17,713,372
   Qualified XII (1.05)                                   219,160.524         6.35            1,391,669
   Qualified XII (1.10)                                    72,341.902         6.33              457,924
   Qualified XII (1.15)                                    82,668.170         6.31              521,636
   Qualified XII (1.20)                                   111,123.146         6.28              697,853
   Qualified XII (1.25)                                    48,155.068         6.26              301,451
   Qualified XII (1.30)                                     1,041.647         6.24                6,500
   Qualified XII (1.40)                                    23,925.987         6.20              148,341
   Qualified XII (1.50)                                     8,557.585         6.16               52,715
   Qualified XV                                            60,763.797         9.63              585,155
   Qualified XVI                                          132,853.262         9.32            1,238,192
   Qualified XVII                                          10,028.757         9.45               94,772
   Qualified XVIII                                         18,747.004         9.45              177,159
   Qualified XXI                                          109,090.489         9.68            1,055,996
   Qualified XXII                                         232,495.618         9.72            2,259,857
   Qualified XXIV                                         218,550.593         6.39            1,396,538

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH (CONTINUED)
   Qualified XXV                                           87,612.087   $     9.56   $          837,572
   Qualified XXVI                                          17,102.481         9.53              162,987
   Qualified XXVII                                      2,103,642.949         9.58           20,152,899
   Qualified XXVIII                                       278,355.515         9.55            2,658,295
                                                       --------------                ------------------
                                                       21,978,502.893                $      175,926,908
                                                       ==============                ==================
ING SALOMON BROTHERS CAPITAL
   Contracts in accumulation period:
   Qualified VI                                            12,553.939   $    11.90   $          149,392
   Qualified X (1.25)                                       6,358.272         7.48               47,560
   Qualified XII (0.60)                                        77.102        11.99                  924
   Qualified XII (0.75)                                       293.827        11.97                3,517
   Qualified XII (0.85)                                        50.779        11.95                  607
   Qualified XII (0.95)                                       450.537        11.94                5,379
   Qualified XII (1.00)                                     2,734.090        11.93               32,618
   Qualified XII (1.05)                                        58.028        11.92                  692
   Qualified XII (1.10)                                        45.838        11.92                  546
   Qualified XII (1.15)                                       182.983        11.91                2,179
   Qualified XII (1.25)                                         4.505        11.90                   54
   Qualified XII (1.50)                                         5.172        11.86                   61
   Qualified XXIV                                              41.102        11.95                  491
                                                       --------------                ------------------
                                                           22,856.174                $          244,020
                                                       ==============                ==================
ING SALOMON BROTHERS INVESTORS VALUE
   Contracts in accumulation period:
   Qualified VI                                            22,805.405   $     9.81   $          223,721
   Qualified X (1.25)                                      11,752.975         7.62               89,558
   Qualified XII (0.60)                                       735.282         9.89                7,272
   Qualified XII (0.70)                                     4,631.544         9.87               45,713
   Qualified XII (0.80)                                     1,288.913         9.86               12,709
   Qualified XII (0.85)                                       166.605         9.86                1,643
   Qualified XII (1.00)                                    21,862.736         9.84              215,129
   Qualified XII (1.05)                                       142.629         9.83                1,402
   Qualified XII (1.10)                                         0.716         9.83                    7
   Qualified XII (1.20)                                        79.674         9.82                  782
   Qualified XII (1.25)                                       730.474         9.81                7,166
   Qualified XII (1.40)                                        80.265         9.80                  787
   Qualified XXIV                                           2,997.784         9.86               29,558
                                                       --------------                ------------------
                                                           67,275.002                $          635,447
                                                       ==============                ==================
ING T. ROWE PRICE GROWTH EQUITY
   Currently payable annuity contracts:                                              $          192,384
   Contracts in accumulation period:
   Qualified III                                              528.268   $    16.76                8,854
   Qualified V                                              9,088.973        14.67              133,335
   Qualified VI                                         4,896,848.631        14.54           71,200,179
   Qualified VIII                                           6,077.258        14.83               90,126
   Qualified X (1.15)                                      33,397.736        16.41              548,057
   Qualified X (1.25)                                     492,197.917        16.28            8,012,982
   Qualified XI                                           387,983.484        15.00            5,819,752

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY (CONTINUED)
   Qualified XII (0.05)                                    22,807.806   $    14.94   $          340,749
   Qualified XII (0.25)                                   267,783.877         9.23            2,471,645
   Qualified XII (0.35)                                    31,321.901         9.19              287,848
   Qualified XII (0.45)                                   213,154.907         9.15            1,950,367
   Qualified XII (0.55)                                    54,557.490         9.10              496,473
   Qualified XII (0.60)                                   195,227.606         9.08            1,772,667
   Qualified XII (0.65)                                    20,648.084         9.06              187,072
   Qualified XII (0.70)                                   151,072.936         9.04            1,365,699
   Qualified XII (0.75)                                   289,026.729         9.02            2,607,021
   Qualified XII (0.80)                                   971,668.601         9.91            9,629,236
   Qualified XII (0.85)                                   265,633.714        13.75            3,652,464
   Qualified XII (0.90)                                    24,357.105         9.58              233,341
   Qualified XII (0.95)                                   329,144.276        13.66            4,496,111
   Qualified XII (1.00)                                   976,385.071        13.62           13,298,365
   Qualified XII (1.05)                                   108,908.429        13.57            1,477,887
   Qualified XII (1.10)                                    48,566.143        13.53              657,100
   Qualified XII (1.15)                                    23,649.468        13.48              318,795
   Qualified XII (1.20)                                    35,368.249        13.44              475,349
   Qualified XII (1.25)                                    15,100.156        13.39              202,191
   Qualified XII (1.30)                                       223.049        13.35                2,978
   Qualified XII (1.35)                                       374.105        13.30                4,976
   Qualified XII (1.40)                                    19,639.232        13.26              260,416
   Qualified XII (1.50)                                       840.617        13.17               11,071
   Qualified XV                                            15,776.034        14.80              233,485
   Qualified XVI                                           98,319.551        14.33            1,408,919
   Qualified XVII                                          18,710.334        14.54              272,048
   Qualified XVIII                                         17,675.907        16.28              287,764
   Qualified XXI                                           41,813.657        14.88              622,187
   Qualified XXII                                          52,271.968        14.94              780,943
   Qualified XXIV                                          90,220.526        13.66            1,232,412
   Qualified XXV                                           51,249.974        14.70              753,375
   Qualified XXVI                                          23,978.912        14.65              351,291
   Qualified XXVII                                      1,456,936.490        16.86           24,563,949
   Qualified XXVIII                                       426,943.934        16.81            7,176,928
                                                       --------------                ------------------
                                                       12,185,479.105                $      169,888,791
                                                       ==============                ==================
ING UBS TACTICAL ASSET ALLOCATION
   Contracts in accumulation period:
   Qualified VI                                             8,398.667   $    23.58   $          198,041
   Qualified X (1.25)                                      33,008.972         7.61              251,198
   Qualified XII (0.60)                                       290.435        23.76                6,901
   Qualified XII (0.75)                                        15.562        23.72                  369
   Qualified XII (0.85)                                       108.351        23.69                2,567
   Qualified XII (0.95)                                        72.626        23.66                1,718
   Qualified XII (1.00)                                       106.234        23.65                2,512
   Qualified XII (1.05)                                        83.417        23.64                1,972
   Qualified XII (1.10)                                       237.079        23.62                5,600
   Qualified XII (1.15)                                         1.323        23.61                   31
   Qualified XII (1.20)                                        99.545        23.60                2,349
   Qualified XII (1.40)                                         8.158        23.54                  192
   Qualified XVI                                               32.531        23.52                  765
   Qualified XXIV                                              11.626        23.69                  275
                                                       --------------                ------------------
                                                           42,474.526                $          474,490
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK
   Contracts in accumulation period:
   Qualified VI                                           443,295.424   $     8.31   $        3,683,785
   Qualified X (1.25)                                      15,404.565         8.31              128,012
   Qualified XII (0.55)                                       142.384         8.35                1,189
   Qualified XII (0.60)                                     1,949.016         8.34               16,255
   Qualified XII (0.70)                                       714.821         8.34                5,962
   Qualified XII (0.75)                                     6,478.469         8.34               54,030
   Qualified XII (0.80)                                   143,963.371         8.33            1,199,215
   Qualified XII (0.85)                                     6,374.005         8.33               53,095
   Qualified XII (0.90)                                        15.746         8.33                  131
   Qualified XII (0.95)                                     6,263.652         8.32               52,114
   Qualified XII (1.00)                                   301,751.666         8.32            2,510,574
   Qualified XII (1.05)                                        29.321         8.32                  244
   Qualified XII (1.10)                                       131.956         8.32                1,098
   Qualified XII (1.15)                                       307.442         8.31                2,555
   Qualified XII (1.20)                                       980.139         8.31                8,145
   Qualified XII (1.25)                                       757.853         8.31                6,298
   Qualified XII (1.40)                                       382.023         8.30                3,171
   Qualified XVI                                            5,241.367         8.29               43,451
   Qualified XVII                                           2,891.416         8.31               24,028
   Qualified XVIII                                          1,303.869         8.32               10,848
   Qualified XXI                                               16.937         8.33                  141
   Qualified XXIV                                          41,039.402         8.33              341,858
   Qualified XXV                                            3,418.594         8.34               28,511
                                                       --------------                ------------------
                                                          982,853.438                $        8,174,710
                                                       ==============                ==================
ING VP GROWTH AND INCOME
   Currently payable annuity contracts:                                              $      151,001,868
   Contracts in accumulation period:
   Qualified I                                             68,578.595   $   197.07           13,514,784
   Qualified III                                           10,050.333       149.58            1,503,329
   Qualified V                                             18,523.251        15.14              280,442
   Qualified VI                                        62,633,800.729        15.27          956,418,137
   Qualified VII                                        5,423,965.346        14.43           78,267,820
   Qualified VIII                                          49,840.669        14.18              706,741
   Qualified IX                                             9,704.072        14.48              140,515
   Qualified X (1.15)                                     538,741.654        15.41            8,302,009
   Qualified X (1.25)                                  10,681,544.073        15.27          163,107,178
   Qualified XI                                         3,343,729.142        15.76           52,697,171
   Qualified XII (0.05)                                   356,045.394        15.70            5,589,913
   Qualified XII (0.25)                                 3,983,567.570         6.44           25,654,175
   Qualified XII (0.35)                                   665,154.019         6.41            4,263,637
   Qualified XII (0.45)                                   768,288.025         6.38            4,901,678
   Qualified XII (0.55)                                   739,042.939         6.35            4,692,923
   Qualified XII (0.60)                                 2,807,207.682         6.34           17,797,697
   Qualified XII (0.65)                                   388,658.656         6.32            2,456,323
   Qualified XII (0.70)                                 1,243,824.879         6.31            7,848,535
   Qualified XII (0.75)                                 2,473,992.318         6.29           15,561,412

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME (CONTINUED)
   Qualified XII (0.80)                                 9,326,779.693   $     6.88   $       64,168,244
   Qualified XII (0.85)                                 4,722,481.755        10.38           49,019,361
   Qualified XII (0.90)                                   171,717.867         6.67            1,145,358
   Qualified XII (0.95)                                 2,717,004.091        10.31           28,012,312
   Qualified XII (1.00)                                12,235,332.313        10.27          125,656,863
   Qualified XII (1.05)                                   481,869.453        10.24            4,934,343
   Qualified XII (1.10)                                   283,692.888        10.21            2,896,504
   Qualified XII (1.15)                                   257,254.482        10.17            2,616,278
   Qualified XII (1.20)                                   233,062.719        10.14            2,363,256
   Qualified XII (1.25)                                    80,182.761        10.10              809,846
   Qualified XII (1.30)                                     1,235.860        10.07               12,445
   Qualified XII (1.35)                                       416.865        10.04                4,185
   Qualified XII (1.40)                                    50,158.364        10.00              501,584
   Qualified XII (1.50)                                    12,589.683         9.94              125,141
   Qualified XV                                           635,530.589        15.55            9,882,501
   Qualified XVI                                          920,124.479        15.06           13,857,075
   Qualified XVII                                       3,285,322.967        15.49           50,889,653
   Qualified XVIII                                      3,469,112.894        15.49           53,736,559
   Qualified XIX                                           18,698.459       199.83            3,736,513
   Qualified XX                                            76,799.099       151.68           11,648,887
   Qualified XXI                                          297,218.791        15.64            4,648,502
   Qualified XXII                                         991,169.051        15.70           15,561,354
   Qualified XXIV                                       1,120,643.804        10.31           11,553,838
   Qualified XXV                                          566,660.307        15.50            8,783,235
   Qualified XXVI                                          75,718.216        15.44            1,169,089
   Qualified XXVII                                        985,007.234       150.43          148,174,638
   Qualified XXVIII                                        19,280.439       149.96            2,891,295
   Qualified XXIX                                           1,965.523       149.58              294,003
   Qualified XXX                                           51,200.189       148.80            7,618,588
                                                      ---------------                ------------------
                                                      139,292,490.181                $    2,141,417,737
                                                      ===============                ==================
ING VP GROWTH
   Currently payable annuity contracts:                                              $          180,060
   Contracts in accumulation period:
   Qualified III                                              568.084   $     7.97                4,528
   Qualified V                                              5,237.897        10.40               54,474
   Qualified VI                                         3,134,523.321        10.49           32,881,150
   Qualified VIII                                           1,068.496        10.49               11,209
   Qualified X (1.15)                                      50,524.193        10.55              533,030
   Qualified X (1.25)                                     410,106.024        10.49            4,302,012
   Qualified XI                                           262,061.883        10.79            2,827,648
   Qualified XII (0.05)                                    24,755.300        10.77              266,615
   Qualified XII (0.25)                                   118,706.572         7.00              830,946
   Qualified XII (0.35)                                    62,051.137         6.97              432,496
   Qualified XII (0.45)                                   436,608.303         6.94            3,030,062
   Qualified XII (0.55)                                    16,786.238         6.91              115,993
   Qualified XII (0.60)                                    53,348.770         6.89              367,573
   Qualified XII (0.65)                                    20,270.852         6.87              139,261
   Qualified XII (0.70)                                   179,272.305         6.86            1,229,808
   Qualified XII (0.75)                                   287,115.562         6.84            1,963,870
   Qualified XII (0.80)                                   850,190.231         7.77            6,605,978
   Qualified XII (0.85)                                   131,665.381        10.74            1,414,086
   Qualified XII (0.90)                                    19,311.229         7.53              145,414

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH (CONTINUED)
   Qualified XII (0.95)                                   138,900.712   $    10.68   $        1,483,460
   Qualified XII (1.00)                                   922,870.262        10.64            9,819,340
   Qualified XII (1.05)                                    83,021.074        10.61              880,854
   Qualified XII (1.10)                                    24,309.959        10.58              257,199
   Qualified XII (1.15)                                    22,628.949        10.55              238,735
   Qualified XII (1.20)                                    25,185.554        10.52              264,952
   Qualified XII (1.25)                                    20,228.354        10.49              212,195
   Qualified XII (1.30)                                     5,413.833        10.46               56,629
   Qualified XII (1.35)                                       857.001        10.43                8,939
   Qualified XII (1.40)                                    12,191.592        10.40              126,793
   Qualified XII (1.50)                                     5,243.235        10.34               54,215
   Qualified XV                                            24,733.514        10.68              264,154
   Qualified XVI                                           58,092.531        10.34              600,677
   Qualified XVII                                          37,974.558        10.49              398,353
   Qualified XVIII                                         43,666.083        10.70              467,227
   Qualified XXI                                           30,728.151        10.73              329,713
   Qualified XXII                                         147,116.971        10.76            1,582,979
   Qualified XXIV                                          68,947.509        10.68              736,359
   Qualified XXV                                           63,907.486        10.65              680,615
   Qualified XXVI                                          15,096.594        10.61              160,175
   Qualified XXVII                                        147,671.531         3.92              578,872
                                                       --------------                ------------------
                                                        7,962,957.231                $       76,538,648
                                                       ==============                ==================
ING VP INDEX PLUS LARGECAP
   Currently payable annuity contracts:                                              $        1,521,569
   Contracts in accumulation period:
   Qualified V                                              1,975.591   $    13.49               26,651
   Qualified VI                                        11,415,612.108        13.63          155,594,793
   Qualified VIII                                           3,116.448        13.62               42,446
   Qualified X (1.15)                                     160,223.221        13.72            2,198,263
   Qualified X (1.25)                                   1,103,633.624        13.63           15,042,526
   Qualified XI                                           997,225.696        14.03           13,991,077
   Qualified XII (0.05)                                   383,324.339        14.01            5,370,374
   Qualified XII (0.25)                                   426,905.043         8.55            3,650,038
   Qualified XII (0.35)                                    65,767.634         8.52              560,340
   Qualified XII (0.45)                                   868,405.537         8.48            7,364,079
   Qualified XII (0.55)                                   219,825.554         8.44            1,855,328
   Qualified XII (0.60)                                   221,564.690         8.42            1,865,575
   Qualified XII (0.65)                                   254,910.908         8.40            2,141,252
   Qualified XII (0.70)                                   216,542.977         8.38            1,814,630
   Qualified XII (0.75)                                   624,066.652         8.36            5,217,197
   Qualified XII (0.80)                                 3,034,497.160         9.30           28,220,824
   Qualified XII (0.85)                                   788,043.027        13.98           11,016,842
   Qualified XII (0.90)                                    46,180.859         8.99              415,166
   Qualified XII (0.95)                                   583,692.323        13.89            8,107,486
   Qualified XII (1.00)                                 3,570,363.147        13.85           49,449,530
   Qualified XII (1.05)                                   204,820.809        13.80            2,826,527
   Qualified XII (1.10)                                   135,043.343        13.76            1,858,196
   Qualified XII (1.15)                                    47,237.827        13.72              648,103
   Qualified XII (1.20)                                    55,586.035        13.67              759,861
   Qualified XII (1.25)                                    55,061.670        13.63              750,491
   Qualified XII (1.30)                                    16,376.849        13.59              222,561

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP (CONTINUED)
   Qualified XII (1.35)                                       879.679   $    13.54   $           11,911
   Qualified XII (1.40)                                    57,596.501        13.50              777,553
   Qualified XII (1.50)                                     8,926.199        13.42              119,790
   Qualified XIV                                            1,205.387        13.63               16,429
   Qualified XV                                            46,169.602        13.88              640,834
   Qualified XVI                                          162,092.746        13.44            2,178,527
   Qualified XVII                                          70,072.168        13.71              960,689
   Qualified XVIII                                         75,218.316        13.90            1,045,535
   Qualified XXI                                           97,109.165        13.95            1,354,673
   Qualified XXII                                         201,218.981        14.00            2,817,066
   Qualified XXIV                                          99,295.751        13.89            1,379,218
   Qualified XXV                                          112,772.524        13.83            1,559,644
   Qualified XXVI                                          17,333.816        13.78              238,860
   Qualified XXVII                                      2,268,114.669        13.71           31,095,852
   Qualified XXVIII                                       858,868.790        13.66           11,732,148
                                                       --------------                ------------------
                                                       29,576,877.365                $      378,460,454
                                                       ==============                ==================
ING VP INDEX PLUS MIDCAP
   Contracts in accumulation period:
   Qualified III                                               31.002   $    12.99   $              403
   Qualified V                                              3,287.228        12.39               40,729
   Qualified VI                                         4,188,495.063        12.48           52,272,418
   Qualified VIII                                           2,395.583        12.47               29,873
   Qualified X (1.15)                                      20,252.141        12.54              253,962
   Qualified X (1.25)                                     386,466.197        12.48            4,823,098
   Qualified XI                                           403,060.704        12.79            5,155,146
   Qualified XII (0.05)                                   139,655.359        12.77            1,783,399
   Qualified XII (0.25)                                    89,769.172        13.38            1,201,112
   Qualified XII (0.35)                                    52,211.202        13.32              695,453
   Qualified XII (0.45)                                   134,216.682        13.26            1,779,713
   Qualified XII (0.55)                                    64,815.502        13.19              854,916
   Qualified XII (0.60)                                   218,101.840        13.16            2,870,220
   Qualified XII (0.65)                                    26,984.192        13.13              354,302
   Qualified XII (0.70)                                    93,138.247        13.10            1,220,111
   Qualified XII (0.75)                                   128,488.204        13.07            1,679,341
   Qualified XII (0.80)                                 1,293,569.620        12.75           16,493,013
   Qualified XII (0.85)                                   240,602.966        12.72            3,060,470
   Qualified XII (0.90)                                    11,144.488        12.69              141,424
   Qualified XII (0.95)                                   265,295.761        12.66            3,358,644
   Qualified XII (1.00)                                 1,116,833.884        12.63           14,105,612
   Qualified XII (1.05)                                   111,150.016        12.60            1,400,490
   Qualified XII (1.10)                                    69,606.838        12.57              874,958
   Qualified XII (1.15)                                    12,023.951        12.54              150,780
   Qualified XII (1.20)                                    33,259.681        12.51              416,079
   Qualified XII (1.25)                                    36,994.400        12.48              461,690
   Qualified XII (1.30)                                    11,165.406        12.45              139,009
   Qualified XII (1.35)                                       894.868        12.42               11,114
   Qualified XII (1.40)                                    29,651.689        12.39              367,384
   Qualified XII (1.50)                                     3,355.527        12.33               41,374
   Qualified XV                                            18,873.231        12.66              238,935
   Qualified XVI                                           66,409.179        12.33              818,825
   Qualified XVII                                          14,861.386        12.48              185,470

                 DIVISION/CONTRACT                     UNITS            UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP (CONTINUED)
   Qualified XVIII                                         23,709.282   $    12.48   $          295,892
   Qualified XXI                                           35,828.427        12.72              455,738
   Qualified XXII                                          69,365.583        12.75              884,411
   Qualified XXIV                                         102,598.323        12.67            1,299,921
   Qualified XXV                                           69,505.743        12.66              879,943
   Qualified XXVI                                          18,917.168        12.62              238,735
   Qualified XXVII                                        916,636.386        13.07           11,980,438
   Qualified XXVIII                                       840,765.235        13.02           10,946,763
                                                       --------------                ------------------
                                                       11,364,387.356                $      144,261,308
                                                       ==============                ==================
ING VP INDEX PLUS SMALLCAP
   Contracts in accumulation period:
   Qualified III                                               28.741   $     9.42   $              271
   Qualified V                                                440.393         9.00                3,964
   Qualified VI                                         2,177,663.548         9.07           19,751,408
   Qualified VIII                                             790.096         9.06                7,158
   Qualified X (1.15)                                      19,956.908         9.11              181,807
   Qualified X (1.25)                                     189,053.520         9.07            1,714,715
   Qualified XI                                           252,659.808         9.29            2,347,210
   Qualified XII (0.05)                                   113,973.750         9.28            1,057,676
   Qualified XII (0.25)                                    45,072.107         9.88              445,312
   Qualified XII (0.35)                                    24,651.255         9.84              242,568
   Qualified XII (0.45)                                    27,803.536         9.79              272,197
   Qualified XII (0.55)                                    16,912.585         9.75              164,898
   Qualified XII (0.60)                                    82,105.406         9.72              798,065
   Qualified XII (0.65)                                    79,252.290         9.70              768,747
   Qualified XII (0.70)                                    39,601.185         9.68              383,339
   Qualified XII (0.75)                                    75,207.368         9.66              726,503
   Qualified XII (0.80)                                   456,727.830         9.26            4,229,300
   Qualified XII (0.85)                                   126,144.762         9.24            1,165,578
   Qualified XII (0.90)                                     4,527.013         9.22               41,739
   Qualified XII (0.95)                                   168,926.671         9.20            1,554,125
   Qualified XII (1.00)                                   541,390.352         9.17            4,964,550
   Qualified XII (1.05)                                    25,189.046         9.15              230,480
   Qualified XII (1.10)                                    24,799.846         9.13              226,423
   Qualified XII (1.15)                                     8,842.986         9.11               80,560
   Qualified XII (1.20)                                     8,359.772         9.09               75,990
   Qualified XII (1.25)                                    19,031.114         9.07              172,612
   Qualified XII (1.30)                                     1,405.636         9.05               12,721
   Qualified XII (1.35)                                       582.514         9.02                5,254
   Qualified XII (1.40)                                    15,568.062         9.00              140,113
   Qualified XII (1.50)                                     1,209.783         8.96               10,840
   Qualified XV                                            10,436.951         9.20               96,020
   Qualified XVI                                           34,822.307         8.96              312,008
   Qualified XVII                                          12,353.953         9.07              112,050
   Qualified XVIII                                         11,030.224         9.07              100,044
   Qualified XXI                                           13,904.598         9.25              128,618
   Qualified XXII                                          66,033.089         9.27              612,127
   Qualified XXIV                                          34,611.825         9.20              318,429
   Qualified XXV                                           27,806.269         9.20              255,818
   Qualified XXVI                                          13,466.180         9.17              123,485
   Qualified XXVII                                        562,448.247         9.47            5,326,385
   Qualified XXVIII                                       573,912.164         9.44            5,417,731
                                                       --------------                ------------------
                                                        5,908,703.690                $       54,578,838
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY
   Contracts in accumulation period:
   Qualified V                                                 42.644   $     6.20   $              264
   Qualified VI                                           672,255.804         6.25            4,201,599
   Qualified VIII                                              12.994         6.25                   81
   Qualified X (1.15)                                       2,077.195         6.28               13,045
   Qualified X (1.25)                                      74,977.184         6.25              468,607
   Qualified XI                                            15,802.156         6.40              101,134
   Qualified XII (0.05)                                     1,565.441         6.40               10,019
   Qualified XII (0.25)                                    14,893.729         6.38               95,022
   Qualified XII (0.35)                                     6,962.992         6.35               44,215
   Qualified XII (0.45)                                    79,413.476         6.32              501,893
   Qualified XII (0.55)                                     1,443.931         6.29                9,082
   Qualified XII (0.60)                                    12,081.529         6.28               75,872
   Qualified XII (0.65)                                     2,482.465         6.27               15,565
   Qualified XII (0.70)                                    43,619.161         6.25              272,620
   Qualified XII (0.75)                                    18,516.875         6.24              115,545
   Qualified XII (0.80)                                    57,479.423         6.38              366,719
   Qualified XII (0.85)                                    37,685.917         6.37              240,059
   Qualified XII (0.90)                                     1,593.471         6.35               10,119
   Qualified XII (0.95)                                    30,253.214         6.34              191,805
   Qualified XII (1.00)                                   123,067.830         6.32              777,789
   Qualified XII (1.05)                                     4,455.236         6.31               28,113
   Qualified XII (1.10)                                     7,563.128         6.29               47,572
   Qualified XII (1.15)                                     3,725.304         6.28               23,395
   Qualified XII (1.20)                                     4,119.934         6.27               25,832
   Qualified XII (1.25)                                     6,407.195         6.25               40,045
   Qualified XII (1.30)                                        50.566         6.24                  316
   Qualified XII (1.40)                                     4,757.650         6.21               29,545
   Qualified XII (1.50)                                     1,150.410         6.18                7,110
   Qualified XV                                             2,037.892         6.34               12,920
   Qualified XVI                                           10,021.717         6.18               61,934
   Qualified XVIII                                          4,982.286         6.25               31,139
   Qualified XXI                                            4,091.088         6.37               26,060
   Qualified XXII                                          33,729.656         6.39              215,533
   Qualified XXIV                                          13,961.568         6.34               88,516
   Qualified XXV                                            8,976.881         6.34               56,913
   Qualified XXVI                                             303.365         6.32                1,917
   Qualified XXVII                                          9,051.918         4.43               40,100
                                                        -------------                ------------------
                                                        1,315,613.225                $        8,248,014
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY
   Currently payable annuity contracts:                                              $          120,225
   Contracts in accumulation period:
   Qualified V                                              2,978.494   $    14.33               42,682
   Qualified VI                                         2,941,312.788        14.46           42,531,383
   Qualified VIII                                             887.131        14.45               12,819
   Qualified X (1.15)                                      52,477.917        14.54              763,029
   Qualified X (1.25)                                     336,830.125        14.46            4,870,564
   Qualified XI                                           199,957.420        14.86            2,971,367
   Qualified XII (0.05)                                    33,187.437        14.85              492,833
   Qualified XII (0.25)                                    78,878.233        10.14              799,825
   Qualified XII (0.35)                                    39,554.216        10.09              399,102
   Qualified XII (0.45)                                   304,893.463        10.05            3,064,179
   Qualified XII (0.55)                                    50,290.921        10.00              502,909
   Qualified XII (0.60)                                   148,832.566         9.98            1,485,349
   Qualified XII (0.65)                                    19,390.084         9.96              193,125
   Qualified XII (0.70)                                    68,464.420         9.93              679,852
   Qualified XII (0.75)                                   303,004.734         9.91            3,002,777
   Qualified XII (0.80)                                 2,222,849.883        10.54           23,428,838
   Qualified XII (0.85)                                   196,561.218        14.79            2,907,140
   Qualified XII (0.90)                                    23,169.579        10.23              237,025
   Qualified XII (0.95)                                   154,145.680        14.71            2,267,483
   Qualified XII (1.00)                                   918,003.652        14.67           13,467,114
   Qualified XII (1.05)                                    42,679.759        14.62              623,978
   Qualified XII (1.10)                                    33,178.821        14.58              483,747
   Qualified XII (1.15)                                    15,129.290        14.54              219,980
   Qualified XII (1.20)                                    26,984.310        14.50              391,272
   Qualified XII (1.25)                                    26,952.354        14.46              389,731
   Qualified XII (1.30)                                     6,069.385        14.42               87,521
   Qualified XII (1.35)                                         3.003        14.38                   43
   Qualified XII (1.40)                                    16,365.415        14.33              234,516
   Qualified XII (1.50)                                     3,557.019        14.25               50,688
   Qualified XV                                            19,293.316        14.71              283,805
   Qualified XVI                                           54,715.933        14.25              779,702
   Qualified XVII                                          10,407.382        14.46              150,491
   Qualified XVIII                                          8,624.122        14.74              127,120
   Qualified XXI                                           22,296.142        14.79              329,760
   Qualified XXII                                          68,066.373        14.82            1,008,744
   Qualified XXIV                                          79,163.847        14.71            1,164,500
   Qualified XXV                                           32,961.033        14.67              483,538
   Qualified XXVI                                          11,323.453        14.62              165,549
   Qualified XXVII                                        541,321.388         7.15            3,870,448
                                                        -------------                ------------------
                                                        9,114,762.306                $      115,084,753
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP TECHNOLOGY
   Contracts in accumulation period:
   Qualified V                                              5,780.499   $     2.56   $           14,798
   Qualified VI                                         3,646,831.311         2.57            9,372,356
   Qualified VIII                                           1,963.402         2.57                5,046
   Qualified X (1.15)                                      80,341.599         2.58              207,281
   Qualified X (1.25)                                     287,488.096         2.57              738,844
   Qualified XI                                           489,279.023         2.62            1,281,911
   Qualified XII (0.05)                                   103,479.263         2.61              270,081
   Qualified XII (0.25)                                   102,887.691         2.64              271,624
   Qualified XII (0.35)                                    20,102.555         2.63               52,870
   Qualified XII (0.55)                                    32,440.700         2.62               84,995
   Qualified XII (0.60)                                   174,361.541         2.62              456,827
   Qualified XII (0.65)                                     4,005.131         2.61               10,453
   Qualified XII (0.70)                                    45,732.743         2.61              119,362
   Qualified XII (0.75)                                    99,344.928         2.61              259,290
   Qualified XII (0.80)                                   923,848.123         2.60            2,402,005
   Qualified XII (0.85)                                   189,153.697         2.60              491,800
   Qualified XII (0.90)                                     6,164.879         2.60               16,029
   Qualified XII (0.95)                                   180,749.946         2.59              468,142
   Qualified XII (1.00)                                 1,313,921.928         2.59            3,403,058
   Qualified XII (1.05)                                    28,069.125         2.58               72,418
   Qualified XII (1.10)                                    20,196.183         2.58               52,106
   Qualified XII (1.15)                                    13,750.495         2.58               35,476
   Qualified XII (1.20)                                    89,207.240         2.57              229,263
   Qualified XII (1.25)                                    24,372.268         2.57               62,637
   Qualified XII (1.30)                                     2,977.866         2.57                7,653
   Qualified XII (1.35)                                     1,864.846         2.56                4,774
   Qualified XII (1.40)                                    16,998.042         2.56               43,515
   Qualified XII (1.50)                                     1,513.143         2.55                3,859
   Qualified XV                                            35,654.340         2.59               92,345
   Qualified XVI                                           38,674.689         2.55               98,620
   Qualified XVII                                           6,769.768         2.59               17,534
   Qualified XVIII                                          7,965.822         2.59               20,631
   Qualified XXI                                           81,539.436         2.60              212,003
   Qualified XXII                                         207,449.170         2.61              541,442
   Qualified XXIV                                         100,644.833         2.60              261,677
   Qualified XXV                                           72,429.405         2.61              189,041
   Qualified XXVI                                          17,725.756         2.60               46,087
   Qualified XXVII                                        428,287.786         2.53            1,083,568
                                                        -------------                ------------------
                                                        8,903,967.268                $       23,001,421
                                                        =============                ==================
ING VP VALUE OPPORTUNITY
   Contracts in accumulation period:
   Qualified III                                               60.365   $    10.14   $              612
   Qualified V                                              7,738.333        13.32              103,075
   Qualified VI                                         2,405,597.514        13.44           32,331,231
   Qualified VIII                                             547.819        13.44                7,363
   Qualified X (1.15)                                      65,921.907        13.52              891,264
   Qualified X (1.25)                                     272,285.648        13.44            3,659,519
   Qualified XI                                           161,533.919        13.82            2,232,399
   Qualified XII (0.05)                                     3,670.901        13.81               50,695

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY (CONTINUED)
   Qualified XII (0.25)                                   117,115.457   $     9.30   $        1,089,174
   Qualified XII (0.35)                                    39,545.533         9.26              366,192
   Qualified XII (0.45)                                    29,194.946         9.21              268,885
   Qualified XII (0.55)                                   152,852.040         9.17            1,401,653
   Qualified XII (0.60)                                   144,213.806         9.15            1,319,556
   Qualified XII (0.65)                                    82,910.478         9.13              756,973
   Qualified XII (0.70)                                   191,836.945         9.11            1,747,635
   Qualified XII (0.75)                                   251,164.891         9.09            2,283,089
   Qualified XII (0.80)                                 1,321,604.258         9.98           13,189,610
   Qualified XII (0.85)                                   135,961.241        13.76            1,870,827
   Qualified XII (0.90)                                    18,033.102         9.75              175,823
   Qualified XII (0.95)                                   165,695.199        13.68            2,266,710
   Qualified XII (1.00)                                 1,923,927.508        13.64           26,242,371
   Qualified XII (1.05)                                    40,581.011        13.60              551,902
   Qualified XII (1.10)                                    20,407.864        13.56              276,731
   Qualified XII (1.15)                                    10,167.111        13.52              137,459
   Qualified XII (1.20)                                    24,869.458        13.48              335,240
   Qualified XII (1.25)                                    20,086.374        13.44              269,961
   Qualified XII (1.30)                                     4,993.064        13.41               66,957
   Qualified XII (1.35)                                       138.542        13.37                1,852
   Qualified XII (1.40)                                    13,589.597        13.33              181,149
   Qualified XII (1.50)                                     1,899.151        13.25               25,164
   Qualified XV                                            10,615.542        13.68              145,221
   Qualified XVI                                           31,865.384        13.25              422,216
   Qualified XVII                                          20,736.241        13.44              278,695
   Qualified XVIII                                         15,248.315        13.71              209,054
   Qualified XXI                                           21,710.888        13.75              298,525
   Qualified XXII                                          50,820.048        13.78              700,300
   Qualified XXIV                                          57,925.506        13.68              792,421
   Qualified XXV                                           24,214.134        13.64              330,281
   Qualified XXVI                                           8,415.452        13.60              114,450
   Qualified XXVII                                        941,931.441        10.20            9,607,701
   Qualified XXVIII                                       821,407.784        10.16            8,345,503
                                                        -------------                ------------------
                                                        9,633,034.717                $      115,345,438
                                                        =============                ==================
ING VP GROWTH OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            12,449.537   $     6.02   $           74,946
   Qualified X (1.25)                                       4,716.789         6.02               28,395
   Qualified XII (0.55)                                     3,152.314         6.08               19,166
   Qualified XII (0.80)                                     2,643.209         6.06               16,018
   Qualified XII (0.95)                                     1,292.895         6.04                7,809
   Qualified XII (1.00)                                       929.658         6.04                5,615
   Qualified XII (1.10)                                       169.386         6.03                1,021
   Qualified XII (1.25)                                        17.957         6.02                  108
   Qualified XII (1.40)                                        33.373         6.00                  200
   Qualified XXIV                                             859.550         6.05                5,200
                                                        -------------                ------------------
                                                           26,264.668                           158,478
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL VALUE
   Contracts in accumulation period:
   Qualified V                                              3,955.898   $     7.96   $           31,489
   Qualified VI                                           289,087.776         7.97            2,304,030
   Qualified X (1.25)                                      19,369.152         7.97              154,372
   Qualified XII (0.45)                                    17,027.514         8.07              137,412
   Qualified XII (0.55)                                    20,120.202         8.06              162,169
   Qualified XII (0.70)                                     4,828.423         8.04               38,821
   Qualified XII (0.75)                                    69,184.221         8.03              555,549
   Qualified XII (0.80)                                   159,260.447         8.03            1,278,861
   Qualified XII (0.85)                                    14,728.250         8.02              118,121
   Qualified XII (0.90)                                       871.066         8.02                6,986
   Qualified XII (0.95)                                    21,576.099         8.01              172,825
   Qualified XII (1.00)                                   951,177.433         8.00            7,609,419
   Qualified XII (1.05)                                       175.778         8.00                1,406
   Qualified XII (1.10)                                     2,453.625         7.99               19,604
   Qualified XII (1.15)                                     2,943.786         7.99               23,521
   Qualified XII (1.20)                                       102.197         7.98                  816
   Qualified XII (1.25)                                     2,895.117         7.97               23,074
   Qualified XII (1.30)                                        15.073         7.97                  120
   Qualified XII (1.40)                                       221.249         7.96                1,761
   Qualified XII (1.50)                                        19.639         7.95                  156
   Qualified XV                                               156.924         8.01                1,257
   Qualified XVI                                              223.767         7.95                1,779
   Qualified XVIII                                            542.395         7.97                4,323
   Qualified XXI                                              625.323         8.03                5,021
   Qualified XXIV                                          20,078.549         8.02              161,030
   Qualified XXV                                            1,361.300         8.04               10,945
   Qualified XXVI                                              15.115         8.02                  121
                                                        -------------                ------------------
                                                        1,603,016.318                $       12,824,988
                                                        =============                ==================
ING VP MAGNACAP
   Contracts in accumulation period:
   Qualified VI                                            52,119.079   $     6.83   $          355,973
   Qualified XII (0.80)                                        94.722         6.85                  649
   Qualified XII (0.85)                                    20,480.876         6.85              140,294
   Qualified XII (0.95)                                     1,975.038         6.84               13,509
   Qualified XII (1.00)                                     3,070.931         6.84               21,005
   Qualified XII (1.10)                                        71.848         6.84                  491
   Qualified XII (1.15)                                         8.705         6.83                   59
   Qualified XII (1.20)                                        50.415         6.83                  344
   Qualified XII (1.25)                                       117.530         6.83                  803
   Qualified XII (1.40)                                        26.068         6.82                  178
   Qualified XXI                                              761.420         6.85                5,216
   Qualified XXIV                                             728.688         6.85                4,992
   Qualified XXV                                               27.860         6.86                  191
                                                        -------------                ------------------
                                                           79,533.180                $          543,704
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            31,361.723   $     6.92   $          217,023
   Qualified X (1.25)                                      14,659.310         6.92              101,442
   Qualified XII (0.55)                                     7,045.065         6.99               49,245
   Qualified XII (0.60)                                        98.931         6.98                  691
   Qualified XII (0.70)                                        16.135         6.97                  112
   Qualified XII (0.75)                                       427.295         6.97                2,978
   Qualified XII (0.80)                                     2,282.297         6.96               15,885
   Qualified XII (0.85)                                     1,078.930         6.96                7,509
   Qualified XII (0.95)                                     1,684.947         6.95               11,710
   Qualified XII (1.00)                                     3,829.332         6.94               26,576
   Qualified XII (1.05)                                       222.443         6.94                1,544
   Qualified XII (1.10)                                        40.094         6.93                  278
   Qualified XII (1.15)                                        57.973         6.93                  402
   Qualified XII (1.20)                                         0.310         6.92                    2
   Qualified XII (1.25)                                       197.098         6.92                1,364
   Qualified XII (1.40)                                        27.277         6.90                  188
   Qualified XII (1.50)                                        21.273         6.89                  147
   Qualified XVIII                                          1,066.950         6.92                7,383
   Qualified XXI                                                4.519         6.96                   31
   Qualified XXIV                                           1,705.331         6.95               11,852
   Qualified XXV                                               44.099         6.97                  307
                                                          -----------                ------------------
                                                           65,871.332                $          456,669
                                                          ===========                ==================
ING VP SMALLCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            75,688.784   $     4.98   $          376,930
   Qualified X (1.25)                                      11,825.762         4.98               58,892
   Qualified XII (0.45)                                    11,964.016         5.04               60,299
   Qualified XII (0.55)                                   263,319.230         5.03            1,324,496
   Qualified XII (0.60)                                       138.655         5.03                  697
   Qualified XII (0.65)                                     2,452.312         5.03               12,335
   Qualified XII (0.70)                                        97.127         5.02                  488
   Qualified XII (0.75)                                        62.436         5.02                  313
   Qualified XII (0.80)                                    21,339.620         5.02              107,125
   Qualified XII (0.85)                                    23,454.051         5.01              117,505
   Qualified XII (0.90)                                       176.773         5.01                  886
   Qualified XII (0.95)                                     5,218.234         5.00               26,091
   Qualified XII (1.00)                                     7,497.899         5.00               37,489
   Qualified XII (1.05)                                     2,544.534         5.00               12,723
   Qualified XII (1.10)                                         9.408         4.99                   47
   Qualified XII (1.15)                                        80.622         4.99                  402
   Qualified XII (1.20)                                       840.369         4.99                4,193
   Qualified XII (1.25)                                     1,120.385         4.98                5,580
   Qualified XII (1.40)                                        95.443         4.97                  474

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
   Qualified XII (1.50)                                        18.640   $     4.96   $               92
   Qualified XV                                                48.615         5.00                  243
   Qualified XVI                                               69.517         4.96                  345
   Qualified XVIII                                          5,774.889         4.98               28,759
   Qualified XXI                                               84.959         5.02                  426
   Qualified XXIV                                           8,794.038         5.01               44,058
   Qualified XXV                                            3,418.948         5.02               17,163
   Qualified XXVI                                             269.319         5.01                1,349
                                                       --------------                ------------------
                                                          446,404.585                $        2,239,400
                                                       ==============                ==================
JANUS ASPEN SERIES AGGRESSIVE GROWTH
   Contracts in accumulation period:
   Qualified I                                              2,339.260   $     9.33   $           21,825
   Qualified III                                           71,523.676        15.37            1,099,319
   Qualified V                                              6,642.598        13.19               87,616
   Qualified VI                                        11,370,433.399        13.36          151,908,990
   Qualified VIII                                           9,261.019        13.36              123,727
   Qualified X (1.15)                                      66,715.337        13.00              867,299
   Qualified X (1.25)                                   1,043,855.862        12.90           13,465,741
   Qualified XI                                           896,386.715        13.79           12,361,173
   Qualified XII (0.05)                                   153,733.638        13.74            2,112,300
   Qualified XII (0.15)                                       125.198         8.10                1,014
   Qualified XII (0.25)                                   664,381.665         8.06            5,354,916
   Qualified XII (0.35)                                   375,196.293         8.03            3,012,826
   Qualified XII (0.45)                                   470,916.585         7.99            3,762,624
   Qualified XII (0.55)                                   147,506.699         7.95            1,172,678
   Qualified XII (0.60)                                   808,468.744         7.93            6,411,157
   Qualified XII (0.65)                                   279,954.708         7.92            2,217,241
   Qualified XII (0.70)                                   389,398.695         7.90            3,076,250
   Qualified XII (0.75)                                   614,925.432         7.88            4,845,612
   Qualified XII (0.80)                                 2,715,916.075         8.48           23,030,968
   Qualified XII (0.85)                                 1,029,117.164         9.17            9,437,004
   Qualified XII (0.90)                                    56,606.489         8.30              469,834
   Qualified XII (0.95)                                 1,127,431.539         9.11           10,270,901
   Qualified XII (1.00)                                 3,607,318.167         9.08           32,754,449
   Qualified XII (1.05)                                   284,061.526         9.05            2,570,757
   Qualified XII (1.10)                                   202,409.930         9.02            1,825,738
   Qualified XII (1.15)                                    76,204.997         8.99              685,083
   Qualified XII (1.20)                                   156,101.144         8.96            1,398,666
   Qualified XII (1.25)                                   102,069.465         8.93              911,480
   Qualified XII (1.30)                                    19,222.601         8.90              171,081
   Qualified XII (1.35)                                     3,786.486         8.87               33,586
   Qualified XII (1.40)                                    80,916.339         8.84              715,300
   Qualified XII (1.50)                                    23,240.751         8.78              204,054
   Qualified XV                                           107,839.447        13.61            1,467,695
   Qualified XVI                                          228,222.472        13.17            3,005,690
   Qualified XVII                                          46,614.646        13.36              622,772

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES AGGRESSIVE GROWTH (CONTINUED)
   Qualified XVIII                                         47,353.253   $    12.90   $          610,857
   Qualified XXI                                          172,570.464        13.68            2,360,764
   Qualified XXII                                         190,810.230        13.74            2,621,733
   Qualified XXIV                                         363,785.577         9.11            3,314,087
   Qualified XXV                                          269,125.773        13.52            3,638,580
   Qualified XXVI                                          76,191.439        13.47            1,026,299
   Qualified XXVII                                      3,026,489.098        15.46           46,789,521
   Qualified XXVIII                                       477,218.687        15.39            7,344,396
                                                       --------------                ------------------
                                                       31,862,389.282                $      369,183,603
                                                       ==============                ==================
JANUS ASPEN SERIES BALANCED
   Contracts in accumulation period:
   Qualified III                                              838.506   $    20.93   $           17,550
   Qualified V                                             17,195.437        20.68              355,602
   Qualified VI                                         7,632,923.455        20.92          159,680,759
   Qualified VIII                                           4,204.722        20.91               87,921
   Qualified X (1.15)                                     126,072.518        21.87            2,757,206
   Qualified X (1.25)                                     874,405.028        21.71           18,983,333
   Qualified XI                                           508,752.614        21.59           10,983,969
   Qualified XII (0.05)                                    74,595.193        21.50            1,603,797
   Qualified XII (0.25)                                   330,269.068        12.94            4,273,682
   Qualified XII (0.35)                                   147,457.742        12.88            1,899,256
   Qualified XII (0.45)                                   971,549.330        12.82           12,455,262
   Qualified XII (0.55)                                   413,816.306        12.76            5,280,296
   Qualified XII (0.60)                                   470,154.506        12.73            5,985,067
   Qualified XII (0.65)                                   258,351.073        12.70            3,281,059
   Qualified XII (0.70)                                   160,711.267        12.67            2,036,212
   Qualified XII (0.75)                                   467,094.699        12.65            5,908,748
   Qualified XII (0.80)                                 1,577,444.491        13.63           21,500,568
   Qualified XII (0.85)                                   311,168.868        19.13            5,952,660
   Qualified XII (0.90)                                    26,366.684        13.31              350,941
   Qualified XII (0.95)                                   490,513.361        19.00            9,319,754
   Qualified XII (1.00)                                 2,411,350.930        18.94           45,670,987
   Qualified XII (1.05)                                   191,000.797        18.88            3,606,095
   Qualified XII (1.10)                                    90,426.601        18.81            1,700,924
   Qualified XII (1.15)                                    44,164.570        18.75              828,086
   Qualified XII (1.20)                                    72,159.917        18.69            1,348,669
   Qualified XII (1.25)                                    55,959.247        18.63            1,042,521
   Qualified XII (1.30)                                    11,295.746        18.57              209,762
   Qualified XII (1.35)                                     1,036.147        18.50               19,169
   Qualified XII (1.40)                                    58,867.916        18.44            1,085,524
   Qualified XII (1.50)                                    12,591.488        18.32              230,676
   Qualified XV                                            34,555.500        21.31              736,378
   Qualified XVI                                          170,122.426        20.63            3,509,626
   Qualified XVII                                          19,824.488        20.92              414,728
   Qualified XVIII                                         56,606.087        21.71            1,228,918
   Qualified XXI                                           49,081.031        21.42            1,051,316
   Qualified XXII                                          80,613.374        21.51            1,733,994
   Qualified XXIV                                         157,507.454        19.00            2,992,642
   Qualified XXV                                          165,060.584        21.16            3,492,682
   Qualified XXVI                                          16,895.172        21.09              356,319
   Qualified XXVII                                      1,154,096.188         8.29            9,567,457
                                                       --------------                ------------------
                                                       19,717,100.531                $      353,540,115
                                                       ==============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES CAPITAL APPRECIATION
   Contracts in accumulation period:
   Qualified X (1.25)                                       6,807.968   $     8.32   $           56,642
   Qualified XXVII                                        319,129.395         6.15            1,962,646
                                                        -------------                ------------------
                                                          325,937.363                $        2,019,288
                                                        =============                ==================
JANUS ASPEN SERIES FLEXIBLE INCOME
   Contracts in accumulation period:
   Qualified III                                            9,149.346   $    19.00   $          173,838
   Qualified V                                              6,453.674        18.68              120,555
   Qualified VI                                         2,165,377.584        18.93           40,990,598
   Qualified VIII                                             217.192        18.92                4,109
   Qualified X (1.15)                                      21,868.797        12.80              279,921
   Qualified X (1.25)                                     194,829.873        12.74            2,482,133
   Qualified XI                                           123,736.228        19.53            2,416,569
   Qualified XII (0.05)                                    15,962.365        19.46              310,628
   Qualified XII (0.25)                                   143,998.413        13.31            1,916,619
   Qualified XII (0.35)                                    86,220.552        13.24            1,141,560
   Qualified XII (0.45)                                   253,502.042        13.18            3,341,157
   Qualified XII (0.55)                                    90,517.778        13.12            1,187,593
   Qualified XII (0.60)                                   111,346.291        13.09            1,457,523
   Qualified XII (0.65)                                   156,018.394        13.06            2,037,600
   Qualified XII (0.70)                                   149,895.811        13.03            1,953,142
   Qualified XII (0.75)                                   103,869.979        13.00            1,350,310
   Qualified XII (0.80)                                   450,180.715        13.24            5,960,393
   Qualified XII (0.85)                                   180,491.734        16.24            2,931,186
   Qualified XII (0.90)                                     7,867.698        13.19              103,775
   Qualified XII (0.95)                                   168,750.381        16.14            2,723,631
   Qualified XII (1.00)                                   801,606.489        16.08           12,889,832
   Qualified XII (1.05)                                    54,354.275        16.03              871,299
   Qualified XII (1.10)                                    57,349.369        15.98              916,443
   Qualified XII (1.15)                                    11,558.666        15.92              184,014
   Qualified XII (1.20)                                    26,636.662        15.87              422,724
   Qualified XII (1.25)                                    20,937.503        15.82              331,231
   Qualified XII (1.30)                                     3,824.063        15.76               60,267
   Qualified XII (1.35)                                     1,440.368        15.71               22,628
   Qualified XII (1.40)                                    19,587.089        15.66              306,734
   Qualified XII (1.50)                                     3,757.981        15.56               58,474
   Qualified XV                                            12,829.410        19.28              247,351
   Qualified XVI                                           49,317.055        18.66              920,256
   Qualified XVII                                           3,792.671        18.93               71,795
   Qualified XVIII                                         12,929.174        12.74              164,718
   Qualified XXI                                           14,366.770        19.38              278,428
   Qualified XXII                                          20,944.517        19.46              407,580
   Qualified XXIV                                          35,933.858        16.13              579,613
   Qualified XXV                                           26,445.105        19.14              506,159
   Qualified XXVI                                           7,774.144        19.08              148,331
                                                        -------------                ------------------
                                                        5,625,640.016                $       92,270,717
                                                        =============                ==================
JANUS ASPEN SERIES GROWTH
Currently payable annuity contracts:                                                 $          410,230

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH (CONTINUED)
   Contracts in accumulation period:
   Qualified I                                                 48.382   $    11.52   $              557
   Qualified III                                            1,869.589        14.58               27,259
   Qualified V                                              2,250.860        13.22               29,756
   Qualified VI                                         5,515,020.175        13.37           73,735,820
   Qualified VIII                                           2,908.817        13.37               38,891
   Qualified X (1.15)                                      33,463.163        14.41              482,204
   Qualified X (1.25)                                     650,992.396        14.30            9,309,191
   Qualified XI                                           440,329.063        13.79            6,072,138
   Qualified XII (0.05)                                    35,605.358        13.74              489,218
   Qualified XII (0.25)                                   285,536.055         7.88            2,250,024
   Qualified XII (0.35)                                   115,836.018         7.85              909,313
   Qualified XII (0.45)                                   644,487.528         7.81            5,033,448
   Qualified XII (0.55)                                    83,390.328         7.78              648,777
   Qualified XII (0.60)                                   380,179.264         7.76            2,950,191
   Qualified XII (0.65)                                    48,859.208         7.74              378,170
   Qualified XII (0.70)                                   351,427.612         7.72            2,713,021
   Qualified XII (0.75)                                   292,867.876         7.70            2,255,083
   Qualified XII (0.80)                                 1,440,389.982         8.46           12,185,699
   Qualified XII (0.85)                                   525,669.060        11.73            6,166,098
   Qualified XII (0.90)                                    42,256.356         8.18              345,657
   Qualified XII (0.95)                                   434,426.964        11.66            5,065,418
   Qualified XII (1.00)                                 1,201,854.945        11.62           13,965,554
   Qualified XII (1.05)                                   131,641.772        11.58            1,524,412
   Qualified XII (1.10)                                    85,733.999        11.54              989,370
   Qualified XII (1.15)                                    30,013.258        11.50              345,152
   Qualified XII (1.20)                                    66,646.157        11.47              764,431
   Qualified XII (1.25)                                    53,355.023        11.43              609,848
   Qualified XII (1.30)                                    11,318.208        11.39              128,914
   Qualified XII (1.35)                                     1,244.121        11.35               14,121
   Qualified XII (1.40)                                    29,467.769        11.31              333,280
   Qualified XII (1.50)                                    10,146.636        11.24              114,048
   Qualified XV                                            32,577.815        13.61              443,384
   Qualified XVI                                          108,557.743        13.18            1,430,791
   Qualified XVII                                          26,043.033        13.37              348,195
   Qualified XVIII                                         32,656.856        14.30              466,993
   Qualified XXI                                           67,164.395        13.69              919,481
   Qualified XXII                                         103,313.486        13.74            1,419,527
   Qualified XXIV                                         113,816.731        11.66            1,327,103
   Qualified XXV                                          125,557.888        13.52            1,697,543
   Qualified XXVI                                          21,567.346        13.47              290,512
   Qualified XXVII                                      2,332,244.731        14.67           34,214,030
   Qualified XXVIII                                       432,810.607        14.61            6,323,363
                                                       --------------                ------------------
                                                       16,345,546.573                $      199,166,215
                                                       ==============                ==================
JANUS ASPEN SERIES WORLDWIDE GROWTH
   Currently payable annuity contracts:                                              $          552,117
   Contracts in accumulation period:
   Qualified I                                              2,111.338   $    13.64               28,799
   Qualified III                                            2,879.974        18.14               52,243
   Qualified V                                              4,358.551        16.16               70,434
   Qualified VI                                        12,701,305.634        16.23          206,142,190

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH (CONTINUED)
   Qualified VIII                                          10,245.444   $    16.17   $          165,669
   Qualified X (1.15)                                      82,737.838        18.36            1,519,067
   Qualified X (1.25)                                   1,166,146.180        18.22           21,247,183
   Qualified XI                                           978,490.028        16.74           16,379,923
   Qualified XII (0.05)                                   137,577.345        16.68            2,294,790
   Qualified XII (0.15)                                       123.791         8.17                1,011
   Qualified XII (0.25)                                 1,056,499.302         8.13            8,589,339
   Qualified XII (0.35)                                   170,616.301         8.09            1,380,286
   Qualified XII (0.45)                                 1,226,407.058         8.06            9,884,841
   Qualified XII (0.55)                                   202,077.358         8.02            1,620,660
   Qualified XII (0.60)                                   899,866.662         8.00            7,198,933
   Qualified XII (0.65)                                   275,741.326         7.98            2,200,416
   Qualified XII (0.70)                                   525,468.689         7.96            4,182,731
   Qualified XII (0.75)                                   867,214.271         7.94            6,885,681
   Qualified XII (0.80)                                 3,841,110.325         9.32           35,799,148
   Qualified XII (0.85)                                   907,955.372        13.64           12,384,511
   Qualified XII (0.90)                                    70,620.816         9.08              641,237
   Qualified XII (0.95)                                   955,822.541        13.55           12,951,395
   Qualified XII (1.00)                                 3,404,028.335        13.51           45,988,423
   Qualified XII (1.05)                                   357,052.236        13.46            4,805,923
   Qualified XII (1.10)                                   164,664.611        13.42            2,209,799
   Qualified XII (1.15)                                    92,021.204        13.37            1,230,323
   Qualified XII (1.20)                                   104,749.443        13.33            1,396,310
   Qualified XII (1.25)                                    66,041.303        13.29              877,689
   Qualified XII (1.30)                                     7,371.876        13.24               97,604
   Qualified XII (1.35)                                     3,090.359        13.20               40,793
   Qualified XII (1.40)                                    62,240.122        13.15              818,458
   Qualified XII (1.50)                                    18,919.040        13.07              247,272
   Qualified XV                                            96,233.387        16.52            1,589,776
   Qualified XVI                                          225,377.941        16.00            3,606,047
   Qualified XVII                                          61,469.254        16.23              997,646
   Qualified XVIII                                         59,621.227        18.22            1,086,299
   Qualified XXI                                          116,081.546        16.61            1,928,114
   Qualified XXII                                         205,520.400        16.68            3,428,080
   Qualified XXIV                                         262,434.019        13.55            3,555,981
   Qualified XXV                                          166,772.419        16.41            2,736,735
   Qualified XXVI                                          52,901.632        16.35              864,942
   Qualified XXVII                                      3,828,034.246        18.24           69,823,345
   Qualified XXVIII                                       767,221.763        18.17           13,940,419
                                                       --------------                ------------------
                                                       36,207,222.507                $      513,442,582
                                                       ==============                ==================
JANUS TWENTY
   Contracts in accumulation period:
   Qualified XII (0.95)                                    62,241.979   $     3.88   $          241,499
   Qualified XII (1.10)                                    36,548.308         3.86              141,076
                                                       --------------                ------------------
                                                           98,790.287                $          382,575
                                                       ==============                ==================
LORD ABBETT GROWTH AND INCOME
   Contracts in accumulation period:
   Qualified VI                                           662,587.201   $     7.85   $        5,201,310
   Qualified VIII                                           1,786.368         7.85               14,023
   Qualified X (1.15)                                      28,770.786         7.87              226,426

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME (CONTINUED)
   Qualified X (1.25)                                      50,629.992   $     7.85   $          397,445
   Qualified XII (0.55)                                   113,866.356         7.93              902,960
   Qualified XII (0.60)                                    13,372.359         7.93              106,043
   Qualified XII (0.65)                                    10,077.834         7.92               79,816
   Qualified XII (0.70)                                    15,347.191         7.92              121,550
   Qualified XII (0.75)                                   151,026.043         7.91            1,194,616
   Qualified XII (0.80)                                   161,714.365         7.91            1,279,161
   Qualified XII (0.85)                                    64,173.158         7.90              506,968
   Qualified XII (0.90)                                     4,597.771         7.89               36,276
   Qualified XII (0.95)                                    61,901.339         7.89              488,402
   Qualified XII (1.00)                                   155,002.074         7.88            1,221,416
   Qualified XII (1.05)                                     4,840.570         7.88               38,144
   Qualified XII (1.10)                                     2,669.227         7.87               21,007
   Qualified XII (1.15)                                       662.770         7.87                5,216
   Qualified XII (1.20)                                     2,572.412         7.86               20,219
   Qualified XII (1.25)                                     4,068.800         7.85               31,940
   Qualified XII (1.40)                                     2,196.677         7.84               17,222
   Qualified XII (1.50)                                     1,172.771         7.83                9,183
   Qualified XV                                               663.346         7.89                5,234
   Qualified XVI                                            6,513.420         7.83               51,000
   Qualified XVII                                             963.876         7.85                7,566
   Qualified XVIII                                         10,327.671         7.85               81,072
   Qualified XXI                                            6,947.731         7.91               54,957
   Qualified XXIV                                           1,250.309         7.90                9,877
   Qualified XXV                                            3,329.259         7.91               26,334
   Qualified XXVI                                           2,135.345         7.89               16,848
                                                        -------------                ------------------
                                                        1,545,167.021                $       12,172,231
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE - CLASS A
   Contracts in accumulation period:
   Qualified XII (0.00)                                     2,254.583   $     9.50   $           21,419
                                                        -------------                ------------------
                                                            2,254.583                $           21,419
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           466,936.593   $     8.32   $        3,884,912
   Qualified X (1.15)                                      63,698.668         8.33              530,610
   Qualified X (1.25)                                      56,098.669         8.32              466,741
   Qualified XII (0.55)                                    85,686.668         8.41              720,625
   Qualified XII (0.60)                                     5,262.882         8.40               44,208
   Qualified XII (0.70)                                     3,205.514         8.39               26,894
   Qualified XII (0.75)                                    33,156.123         8.38              277,848
   Qualified XII (0.80)                                   197,933.820         8.38            1,658,685
   Qualified XII (0.85)                                    36,916.122         8.37              308,988
   Qualified XII (0.90)                                     3,358.770         8.36               28,079
   Qualified XII (0.95)                                    41,714.749         8.36              348,735
   Qualified XII (1.00)                                   186,526.697         8.35            1,557,498
   Qualified XII (1.05)                                       820.752         8.35                6,853
   Qualified XII (1.10)                                     4,007.171         8.34               33,420
   Qualified XII (1.15)                                       937.927         8.33                7,813
   Qualified XII (1.20)                                     1,427.464         8.33               11,891

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE (CONTINUED)
   Qualified XII (1.25)                                     4,185.464   $     8.32   $           34,823
   Qualified XII (1.40)                                     1,689.031         8.30               14,019
   Qualified XII (1.50)                                        14.164         8.29                  117
   Qualified XV                                               152.032         8.36                1,271
   Qualified XVI                                            4,668.816         8.29               38,704
   Qualified XVIII                                          2,018.104         8.32               16,791
   Qualified XXI                                            1,454.913         8.38               12,192
   Qualified XXIV                                           8,926.020         8.37               74,711
   Qualified XXV                                            1,645.700         8.38               13,791
   Qualified XXVI                                             490.830         8.36                4,103
                                                        -------------                ------------------
                                                        1,212,933.663                $       10,124,322
                                                        =============                ==================
MFS(R) TOTAL RETURN
   Contracts in accumulation period:
   Qualified XXVII                                      1,234,810.579   $    11.45   $       14,138,581
   Qualified XXVIII                                     2,208,540.755        11.41           25,199,450
                                                        -------------                ------------------
                                                        3,443,351.334                $       39,338,031
                                                        =============                ==================
OPPENHEIMER AGGRESSIVE GROWTH
   Currently payable annuity contracts:                             -                $            2,970
                                                        -------------                ------------------
                                                                    -                $            2,970
                                                        =============                ==================
OPPENHEIMER DEVELOPING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        145,247.326   $     8.91   $        1,294,154
                                                        -------------                ------------------
                                                          145,247.326                $        1,294,154
                                                        =============                ==================
OPPENHEIMER GLOBAL SECURITIES
   Contracts in accumulation period:
   Qualified III                                               87.157   $    11.18   $              974
   Qualified V                                             19,372.093        10.79              209,025
   Qualified VI                                         3,165,764.282        10.87           34,411,858
   Qualified VIII                                           1,597.615        10.87               17,366
   Qualified X (1.15)                                      20,158.255        10.92              220,128
   Qualified X (1.25)                                     283,435.154        10.87            3,080,940
   Qualified XI                                           259,399.400        11.14            2,889,709
   Qualified XII (0.05)                                    83,577.820        11.13              930,221
   Qualified XII (0.25)                                   118,156.085        11.36            1,342,253
   Qualified XII (0.35)                                    51,275.120        11.31              579,922
   Qualified XII (0.45)                                    32,304.611        11.25              363,427
   Qualified XII (0.55)                                   146,975.260        11.20            1,646,123
   Qualified XII (0.60)                                   201,231.107        11.18            2,249,764
   Qualified XII (0.65)                                    15,311.447        11.15              170,723
   Qualified XII (0.70)                                    60,038.178        11.13              668,225
   Qualified XII (0.75)                                   337,114.119        11.10            3,741,967
   Qualified XII (0.80)                                 1,316,755.644        11.10           14,615,988
   Qualified XII (0.85)                                   245,692.471        11.08            2,722,273
   Qualified XII (0.90)                                     9,471.936        11.05              104,665
   Qualified XII (0.95)                                   239,229.228        11.02            2,636,306

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (CONTINUED)
   Qualified XII (1.00)                                 1,484,485.546   $    11.00   $       16,329,341
   Qualified XII (1.05)                                    38,962.017        10.97              427,413
   Qualified XII (1.10)                                    42,008.942        10.95              459,998
   Qualified XII (1.15)                                    17,052.030        10.92              186,208
   Qualified XII (1.20)                                    29,112.282        10.90              317,324
   Qualified XII (1.25)                                    35,587.005        10.87              386,831
   Qualified XII (1.30)                                     4,248.623        10.85               46,098
   Qualified XII (1.35)                                       902.434        10.82                9,764
   Qualified XII (1.40)                                    24,846.681        10.79              268,096
   Qualified XII (1.50)                                     2,334.035        10.74               25,068
   Qualified XV                                            14,300.177        11.02              157,588
   Qualified XVI                                           63,955.080        10.74              686,878
   Qualified XVII                                           9,481.532        10.87              103,064
   Qualified XVIII                                         10,501.097        10.87              114,147
   Qualified XXI                                           37,757.213        11.08              418,350
   Qualified XXII                                          30,183.421        11.11              335,338
   Qualified XXIV                                         105,831.971        11.04            1,168,385
   Qualified XXV                                           32,198.369        10.99              353,860
   Qualified XXVI                                           9,506.785        10.96              104,194
   Qualified XXVII                                      1,235,936.743        11.24           13,891,929
   Qualified XXVIII                                       804,290.681        11.20            9,008,056
                                                       --------------                ------------------
                                                       10,640,429.646                $      117,399,787
                                                       ==============                ==================
OPPENHEIMER MAIN STREET GROWTH & INCOME
   Currently payable annuity contracts                              -                $           28,115
                                                       --------------                ------------------
                                                                    -                $           28,115
                                                       ==============                ==================
OPPENHEIMER STRATEGIC BOND
   Currently payable annuity contracts:                                              $           11,612
   Contracts in accumulation period:
   Qualified V                                                101.329   $    11.11                1,126
   Qualified VI                                           405,891.960        11.19            4,541,931
   Qualified VIII                                           1,530.658        11.19               17,128
   Qualified X (1.25)                                      77,912.906        11.19              871,845
   Qualified XI                                            23,306.824        11.47              267,329
   Qualified XII (0.05)                                     2,716.777        11.45               31,107
   Qualified XII (0.25)                                    24,924.418        11.73              292,363
   Qualified XII (0.35)                                    11,139.049        11.68              130,104
   Qualified XII (0.45)                                    42,079.212        11.62              488,960
   Qualified XII (0.55)                                    14,818.236        11.57              171,447
   Qualified XII (0.60)                                    15,793.267        11.54              182,254
   Qualified XII (0.65)                                     5,753.837        11.51               66,227
   Qualified XII (0.70)                                     9,371.682        11.49              107,681
   Qualified XII (0.75)                                    27,831.132        11.46              318,945
   Qualified XII (0.80)                                    52,785.954        11.43              603,343
   Qualified XII (0.85)                                    27,082.194        11.40              308,737
   Qualified XII (0.90)                                     1,855.944        11.37               21,102
   Qualified XII (0.95)                                    39,345.637        11.35              446,573
   Qualified XII (1.00)                                    94,058.034        11.32            1,064,737
   Qualified XII (1.05)                                     9,372.335        11.30              105,907

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (CONTINUED)
   Qualified XII (1.10)                                     7,504.218   $    11.27   $           84,573
   Qualified XII (1.15)                                     3,319.953        11.24               37,316
   Qualified XII (1.20)                                     2,801.248        11.22               31,430
   Qualified XII (1.25)                                     5,514.339        11.19               61,705
   Qualified XII (1.30)                                     2,280.895        11.16               25,455
   Qualified XII (1.35)                                       101.357        11.14                1,129
   Qualified XII (1.40)                                     4,167.048        11.11               46,296
   Qualified XII (1.50)                                       297.766        11.06                3,293
   Qualified XV                                             4,322.581        11.35               49,061
   Qualified XVI                                            3,630.121        11.06               40,149
   Qualified XVII                                             272.005        11.19                3,044
   Qualified XVIII                                         13,829.680        11.19              154,754
   Qualified XXI                                            1,372.483        11.41               15,660
   Qualified XXII                                          13,505.867        11.44              154,507
   Qualified XXIV                                           7,627.749        11.36               86,651
   Qualified XXV                                            9,248.054        11.32              104,688
   Qualified XXVI                                             896.464        11.28               10,112
   Qualified XXVII                                        214,928.444        11.30            2,428,691
   Qualified XXVIII                                       290,926.783        11.25            3,272,926
                                                        -------------                ------------------
                                                        1,474,218.440                $       16,661,898
                                                        =============                ==================
PAX WORLD BALANCED
   Contracts in accumulation period:
   Qualified VI                                               208.181   $     8.14   $            1,695
   Qualified XII (0.85)                                     7,092.389         8.22               58,299
   Qualified XXVII                                        188,162.837         8.21            1,544,817
                                                        -------------                ------------------
                                                          195,463.407                $        1,604,811
                                                        =============                ==================
PIONEER EQUITY INCOME VCT
   Contracts in accumulation period:
   Qualified VI                                           167,518.285   $     7.99   $        1,338,471
   Qualified VIII                                           2,411.809         7.99               19,270
   Qualified X (1.15)                                      28,883.126         8.00              231,065
   Qualified X (1.25)                                      22,002.476         7.99              175,800
   Qualified XII (0.55)                                    41,355.023         8.07              333,735
   Qualified XII (0.70)                                       569.869         8.05                4,587
   Qualified XII (0.75)                                       240.218         8.05                1,934
   Qualified XII (0.80)                                    90,750.330         8.04              729,633
   Qualified XII (0.85)                                    46,117.420         8.04              370,784
   Qualified XII (0.90)                                     3,892.955         8.03               31,260
   Qualified XII (0.95)                                    14,375.778         8.02              115,294
   Qualified XII (1.00)                                    36,243.514         8.02              290,673
   Qualified XII (1.05)                                     3,829.609         8.01               30,675
   Qualified XII (1.10)                                     6,328.641         8.01               50,692
   Qualified XII (1.15)                                       254.095         8.00                2,033
   Qualified XII (1.20)                                       387.170         7.99                3,093
   Qualified XII (1.25)                                     1,074.634         7.99                8,586
   Qualified XII (1.30)                                        64.965         7.98                  518
   Qualified XII (1.40)                                       569.123         7.97                4,536
   Qualified XII (1.50)                                        14.622         7.96                  116

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT (CONTINUED)
   Qualified XVI                                              377.671   $     7.96   $            3,006
   Qualified XVII                                             952.388         7.99                7,610
   Qualified XXI                                              487.273         8.04                3,918
   Qualified XXIV                                             355.848         8.03                2,857
   Qualified XXV                                            2,590.905         8.05               20,857
   Qualified XXVI                                             182.200         8.03                1,463
                                                          -----------                ------------------
                                                          471,829.947                $        3,782,466
                                                          ===========                ==================
PIONEER FUND VCT
   Contracts in accumulation period:
   Qualified VI                                            19,127.649   $     7.53   $          144,031
   Qualified VIII                                              71.203         7.53                  536
   Qualified X (1.25)                                       8,956.135         7.53               67,440
   Qualified XII (0.55)                                       835.815         7.61                6,361
   Qualified XII (0.65)                                        95.643         7.60                  727
   Qualified XII (0.80)                                     4,915.954         7.58               37,263
   Qualified XII (0.85)                                    11,262.419         7.58               85,369
   Qualified XII (0.95)                                     6,739.220         7.57               51,016
   Qualified XII (1.00)                                     3,683.047         7.56               27,844
   Qualified XII (1.10)                                       344.372         7.55                2,600
   Qualified XII (1.15)                                       389.210         7.54                2,935
   Qualified XII (1.20)                                       223.529         7.54                1,685
   Qualified XII (1.25)                                       238.797         7.53                1,798
   Qualified XII (1.40)                                        17.824         7.52                  134
   Qualified XVI                                               19.969         7.51                  150
   Qualified XXI                                              244.511         7.58                1,853
   Qualified XXIV                                              21.029         7.57                  159
                                                          -----------                ------------------
                                                           57,186.326                           431,901
                                                          ===========                ==================
PIONEER MID CAP VALUE VCT
   Contracts in accumulation period:
   Qualified VI                                            94,164.853   $     8.73   $          822,059
   Qualified X (1.15)                                      26,331.178         8.75              230,398
   Qualified X (1.25)                                      15,155.485         8.73              132,307
   Qualified XII (0.55)                                     5,114.611         8.82               45,111
   Qualified XII (0.65)                                       667.481         8.81                5,881
   Qualified XII (0.70)                                     1,894.385         8.80               16,671
   Qualified XII (0.75)                                       332.926         8.80                2,930
   Qualified XII (0.80)                                    31,016.642         8.79              272,636
   Qualified XII (0.85)                                    24,468.774         8.79              215,081
   Qualified XII (0.90)                                        38.419         8.78                  337
   Qualified XII (0.95)                                    16,242.943         8.77              142,451
   Qualified XII (1.00)                                    19,361.156         8.77              169,797
   Qualified XII (1.05)                                       289.654         8.76                2,537
   Qualified XII (1.10)                                       654.584         8.75                5,728
   Qualified XII (1.15)                                     1,148.291         8.75               10,048
   Qualified XII (1.20)                                       873.808         8.74                7,637
   Qualified XII (1.25)                                       315.653         8.73                2,756
   Qualified XII (1.40)                                       108.812         8.72                  949
   Qualified XII (1.50)                                     1,206.715         8.70               10,498
   Qualified XV                                               218.074         8.77                1,913

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT (CONTINUED)
   Qualified XVI                                            1,528.621   $     8.70   $           13,299
   Qualified XVIII                                            653.745         8.73                5,707
   Qualified XXI                                              634.455         8.79                5,577
   Qualified XXIV                                           1,048.299         8.78                9,204
   Qualified XXV                                               86.375         8.80                  760
   Qualified XXVI                                           1,260.194         8.78               11,065
                                                          -----------                ------------------
                                                          244,816.133                $        2,143,337
                                                          ===========                ==================

QUALIFIED I      Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code");
                 tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section
                 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
                 Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

QUALIFIED III    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED V      Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                 Code.

QUALIFIED VI     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

QUALIFIED VII    Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

QUALIFIED VIII   Group AetnaPlus Contracts issued in connection with
                 Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

QUALIFIED IX     Certain large group Contracts (Jumbo) that were converted to
                 ACES, an administrative system (previously valued under Qualified VI).

QUALIFIED X      Individual retirement annuity and Simplified Employee Pension
                 ("SEP") plans issued or converted to ACES, an administrative system.

QUALIFIED XI     Certain large group Contracts issued in connection with
                 deferred compensation plans adopted by state and local governments since January 1996.

QUALIFIED XII    Group Retirement Plus and Voluntary TDA Contracts issued since
                 1996 in connection with plans established pursuant to Section
                 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October
                 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

QUALIFIED XIII   Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

QUALIFIED XIV    Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

QUALIFIED XV     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December
                 16, 1996 (previously valued under Qualified VI), and new
                 Contracts issued after that date in connection with certain deferred compensation plans.

QUALIFIED XVI    Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

QUALIFIED XVII   Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XVIII  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XIX    Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XX     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XXI    Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXII   Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXIV   Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

QUALIFIED XXV    Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVI   Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVII  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXVIII Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXIX   Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED XXX    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
     2002                              2,288      $4.26 to $7.11    $ 15,302        0.00%     0.00% to 1.50%   -25.48% to -24.62%
     2001                              2,119      $5.69 to $9.39      19,027        7.37%     0.00% to 1.75%   -24.43% to -23.55%
     2000                              1,839     $7.50 to $12.29      21,974            *                  *                    *

AIM V.I. Core Equity
     2002                              5,575      $5.00 to $6.54      34,728        0.33%     0.00% to 1.50%   -16.84% to -15.71%
     2001                              5,919      $5.99 to $7.76      44,279        0.05%     0.00% to 1.75%   -23.99% to -23.10%
     2000                              5,023     $7.84 to $10.04      48,981            *                  *                    *

AIM V.I. Growth
     2002                              2,722      $3.20 to $4.38      11,403        0.00%     0.25% to 1.50%   -32.00% to -31.21%
     2001                              2,533      $4.69 to $6.34      15,568        0.21%     0.00% to 1.75%   -34.87% to -34.11%
     2000                              2,061      $7.16 to $9.62      19,441            *                  *                    *

AIM V.I. Premier Equity
     2002                              2,777      $4.97 to $5.99      15,977        0.34%     0.25% to 1.50%   -31.30% to -30.50%
     2001                              2,682      $7.19 to $8.58      22,335        2.33%     0.00% to 1.75%   -13.87% to -12.88%
     2000                              1,903      $8.32 to $9.94      18,487            *                  *                    *

American Century(R) Income & Growth
     2002                                159     $7.02 to $21.67       1,152        1.30%     1.00% to 1.10%   -20.84% to -20.40%
     2001                                 62     $8.82 to $27.26         629            **    0.00% to 1.75%                    **
     2000                                   **                 **           **          **                 **                   **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
Calvert Social Balanced
     2002                              3,111     $8.88 to $23.11    $ 49,766        2.70%     0.00% to 1.50%  -13.46% to -12.46%
     2001                              3,120    $10.23 to $26.58      58,340        5.40%     0.00% to 1.75%    -8.34% to -7.27%
     2000                              3,005    $11.13 to $28.86      63,262            *                  *                   *

Chapman DEM(R) Equity
     2002                                 11     $4.22 to $4.68           51           -      0.65% to 1.00%    -31.99% to 4.17%
     2001                                 13         $6.88                92            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

Evergreen Special Values
     2002                                819    $11.44 to $11.56       9,367            -     0.95% to 1.00%    -7.97% to -7.92%
     2001                                316    $12.43 to $12.56       3,926            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
     2002                             16,267     $8.79 to $19.07     226,895        1.66%     0.00% to 1.50%  -18.19% to -17.24%
     2001                             13,666    $10.66 to $23.23     237,314        5.91%     0.00% to 1.75%    -6.38% to -5.29%
     2000                             10,367    $11.30 to $24.73     195,903            *                  *                   *

Fidelity(R) VIP Growth
     2002                             23,257     $8.30 to $18.00     277,744        0.25%     0.00% to 1.50%  -31.15% to -30.35%
     2001                             22,173    $11.97 to $26.05     388,351        7.04%     0.00% to 1.75%  -18.89% to -17.94%
     2000                             20,583    $14.65 to $32.00     448,872            *                  *                   *

Fidelity(R) VIP High Income
     2002                                529     $6.58 to $6.61        3,569        8.54%     1.00% to 1.50%      2.31% to 2.41%
     2001                                411     $6.43 to $6.45        2,694       12.33%     0.75% to 1.50%  -12.83% to -12.67%
     2000                                332     $7.38 to $7.39        2,450            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS (CONTINUED):
Fidelity(R) VIP Overseas
     2002                              1,719    $5.21 to $9.79      $ 14,076        0.74%     0.00% to 1.50%  -21.47% to -20.56%
     2001                              1,306    $6.61 to $12.42       14,766       13.21%     0.00% to 1.75%  -22.35% to -21.44%
     2000                              1,232    $8.47 to $15.94       18,192            *                  *                   *

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
     2002                              1,221   $14.88 to $14.94       18,235        3.97%     1.00% to 1.10%   -9.73% to -9.64%
     2001                              1,306   $16.48 to $16.54       21,589        5.70%     1.05% to 1.25%   -5.29% to -5.10%
     2000                              1,362   $17.41 to $17.43       23,730            *                  *                   *

Fidelity(R) VIP II Contrafund(R)
     2002                             23,810   $10.26 to $19.58      382,356        0.79%     0.00% to 1.50%  -10.70% to -9.48%
     2001                             20,685   $11.40 to $21.82      375,287        3.44%     0.00% to 1.75%  -13.56% to -12.55%
     2000                             19,961   $11.84 to $25.13      420,902            *                  *                   *

Fidelity(R) VIP II Index 500
     2002                              4,302   $16.83 to $16.90       72,668        1.32%     1.00% to 1.10%  -23.10% to -23.32%
     2001                              4,378   $21.89 to $21.96       96,097        1.12%     1.05% to 1.25%  -13.20% to -13.03%
     2000                              4,146   $25.21 to $25.25      104,650            *                  *                   *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS:
Franklin Small Cap Value Securities
     2002                                860    $9.19 to $9.32         7,951        0.55%     0.55% to 1.50%  -10.62% to -10.12%
     2001                                 13   $10.28 to $10.30          130            **    0.00% to 1.75%                   **
     2000                                   **                 **           **          **                 **                  **

ING GET FUND:
ING GET Fund - Series D
     2002                             22,908   $10.04 to $10.59      234,066        4.30%     0.25% to 1.75%   -1.09% to 0.06%
     2001                             28,027   $10.15 to $10.54      288,294        1.46%     0.25% to 1.75%    0.22% to 1.38%
     2000                             32,394   $10.13 to $10.38      331,079            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series E
     2002                             10,072   $10.23 to $10.62    $ 104,443        4.02%     0.25% to 1.75%    2.28% to 3.36%
     2001                             11,703   $10.01 to $10.28      118,197        0.79%     0.25% to 1.75%   -0.96% to 0.10%
     2000                             12,965   $10.10 to $10.27      131,675            *                  *                  *

ING GET Fund - Series G
     2002                              2,896   $10.16 to $10.48       29,756        3.84%     0.25% to 1.75%    3.15% to 4.13%
     2001                              3,400    $9.85 to $10.11       33,746        0.39%     0.25% to 1.75%   -0.35% to 0.08%
     2000                              3,829    $9.88 to $10.03       38,004            *                  *                  *

ING GET Fund - Series H
     2002                              2,251   $10.23 to $10.62       23,282        3.60%     0.25% to 1.75%    2.95% to 3.93%
     2001                              2,578    $9.93 to $10.17       25,808        0.47%     0.25% to 1.75%   -1.09% to 0.08%
     2000                              2,894    $9.87 to $10.16       29,176            *                  *                  *

ING GET Fund - Series I
     2002                                117        $10.15             1,190        3.54%         1.75%              3.52%
     2001                                128        $9.80              1,252        0.24%         1.75%             -0.60%
     2000                                138        $9.86              1,364            *                  *                  *

ING GET Fund - Series J
     2002                                 39        $10.10               394        3.47%         1.75%              4.23%
     2001                                 39        $9.69                381        0.16%         1.75%             -0.46%
     2000                                 47        $9.73                457            *                  *                  *

ING GET Fund - Series K
     2002                                200   $10.17 to $10.27        2,048        2.74%     1.25% to 1.75%    3.90% to 4.41%
     2001                                231    $9.79 to $9.84         2,275        0.00%     1.30% to 1.75%   -2.52% to -2.09%
     2000                                285   $10.04 to $10.05        2,863            *                  *                  *

ING GET Fund - Series L
     2002                                117        $10.12             1,187        0.05%          1.25%             1.41%
     2001                                131        $9.98              1,305        4.60%          1.30%            -0.36%
     2000                                  2        $10.02                16            *                  *                  *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series Q
     2002                                498        $10.11          $  5,031        2.28%         1.25%                        ***
     2001                                364        $10.00             3,642            **        1.05%                        **
     2000                                   **                 **           **          **                 **                  **

ING GET Fund - Series S
     2002                              4,624   $10.04 to $10.11       46,558            ***   0.25% to 1.75%                   ***
     2001                                   ***                ***          ***         ***                ***                 ***
     2000                                   ***                ***          ***         ***                ***                 ***

ING VP BALANCED
     2002                             32,476   $10.03 to $26.92      597,925        1.06%     0.00% to 1.50%  -11.64% to -10.62%
     2001                             36,765   $11.27 to $30.30      768,043        5.73%     0.00% to 1.75%   -5.66% to -4.54%
     2000                             38,718   $11.85 to $31.93      875,436            *                  *                   *

ING VP BOND
     2002                             24,208   $13.07 to $68.41      458,178        3.22%     0.00% to 1.50%    6.72% to 7.96%
     2001                             23,313   $12.15 to $63.81      409,596        6.40%     0.00% to 1.75%    7.12% to 8.37%
     2000                             17,978   $11.26 to $59.29      301,919            *                  *                   *

ING VP EMERGING MARKETS
     2002                                871    $5.75 to $5.77         5,020           -          1.00%       -10.24% to -10.23%
     2001                                859    $6.41 to $6.43         5,519       20.84%     1.00% to 1.25%  -11.54% to -11.37%
     2000                                878    $7.24 to $7.25         6,367            *                  *                   *

ING VP MONEY MARKET
     2002                             23,887   $11.78 to $49.45      368,846        3.78%     0.00% to 1.50%    0.11% to 1.27%
     2001                             24,401   $11.68 to $48.83      374,569        5.45%     0.00% to 1.75%    2.38% to 3.62%
     2000                             21,736   $11.32 to $47.51      322,714            *                  *                   *

ING VP NATURAL RESOURCES
     2002                              1,022    $8.30 to $13.46       11,897        0.18%     0.00% to 1.50%   -3.56% to -2.54%
     2001                              1,061    $8.54 to $13.82       12,751           -      0.00% to 1.75%  -17.19% to -16.23%
     2000                              1,140   $10.24 to $16.64       16,696            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation
 Balanced
     2002                              3,907    $8.84 to $13.98     $ 47,846       2.59%      0.00% to 1.50%  -10.89% to -9.85%
     2001                              4,144    $9.85 to $15.59       57,038       2.54%      0.00% to 1.75%   -8.39% to -7.32%
     2000                              4,127   $10.67 to $16.92       62,530           *                   *                   *

ING VP Strategic Allocation Growth
     2002                              4,739    $7.99 to $13.73       56,046       1.75%      0.00% to 1.50%  -15.04% to -14.06%
     2001                              4,817    $9.34 to $16.07       67,010       1.60%      0.00% to 1.75%  -12.87% to -11.85%
     2000                              4,801   $10.63 to $18.33       77,057           *                   *                   *

ING VP Strategic Allocation Income
     2002                              2,347   $10.23 to $14.66       31,610       3.44%      0.00% to 1.50%   -5.77% to -4.68%
     2001                              2,600   $10.77 to $15.41       37,096       4.35%      0.00% to 1.75%   -3.84% to -2.71%
     2000                              2,622   $11.12 to $15.89       39,124           *                   *                   *

ING PARTNERS, INC.:
ING Alger Aggressive Growth -
 Initial Class
     2002                                  -        $9.58                  -           ***             0.00%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Aggressive Growth -
 Service Class
     2002                                166    $5.00 to $7.32           902           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Growth
     2002                                 39    $6.48 to $6.85           255           ***    0.75% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING American Century Small Cap
 Value
     2002                                227    $8.07 to $8.12         1,834           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING Baron Small Cap Growth
     2002                                372    $8.67 to $8.73      $  3,239           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING DSI Enhanced Index
     2002                                 19    $6.18 to $8.04           126           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Goldman Sachs(R) Capital Growth
     2002                                 43    $7.59 to $8.32           347           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING JPMorgan Fleming International
     2002                              8,676    $7.24 to $15.19      107,839       0.62%      0.00% to 1.50%  -19.30% to -18.37%
     2001                              9,398    $8.90 to $18.73      145,566      23.69%      0.00% to 1.75%  -28.02% to -27.18%
     2000                             10,064   $12.27 to $25.91      219,543           *                   *                   *

ING JPMorgan Mid Cap Value
     2002                                113    $9.15 to $9.21         1,038           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING MFS Capital Opportunities
     2002                              8,811    $7.36 to $20.69      129,150          -       0.00% to 1.50%  -31.20% to -30.41%
     2001                              9,985   $10.67 to $29.93      216,006      18.63%      0.00% to 1.75%  -25.88% to -25.02%
     2000                              9,596   $14.36 to $40.20      291,499           *                   *                   *

ING MFS Global Growth
     2002                                 24    $8.30 to $8.35           202           ***    0.70% to 1.50%         ***
     2001                                   ***                ***          ***        ***                 ***               ***
     2000                                   ***                ***          ***        ***                 ***               ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
     2002                             11,666    $6.95 to $11.58    $ 114,492      0.20%       0.00% to 1.50%  -26.01% to -25.15%
     2001                             12,954    $9.39 to $15.50      172,262     20.46%       0.00% to 1.75%  -22.07% to -21.20%
     2000                             13,514   $12.05 to $19.72      234,529          *                    *                   *

ING OpCap Balanced Value
     2002                                 59    $8.00 to $9.69           515          ***     0.70% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING PIMCO Total Return
     2002                              1,518   $10.70 to $10.77       16,279          ***     0.55% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Aggressive
 Growth
     2002                             21,979    $5.54 to $9.90       175,927         -        0.00% to 1.50%  -36.27% to -35.53%
     2001                             24,305    $8.63 to $15.50      305,237      6.20%       0.00% to 1.75%  -26.33% to -25.47%
     2000                             24,658   $11.63 to $20.98      425,188          *                    *                   *

ING Salomon Brothers Capital
     2002                                 23    $7.48 to $11.99          244          ***     0.60% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Investors
 Value
     2002                                 67    $7.62 to $9.89           635          ***     0.60% to 1.40%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING T. Rowe Price Growth Equity
     2002                             12,185    $9.02 to $16.86    $ 169,889       0.19%      0.00% to 1.50%  -24.44% to -23.64%
     2001                             12,122   $11.85 to $22.20      223,753      15.67%      0.00% to 1.75%  -11.56% to -10.53%
     2000                             11,636   $13.30 to $24.99      244,865          *               *                        *

ING UBS Tactical Asset Allocation
     2002                                 42    $7.61 to $23.76          474           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Van Kampen Comstock
     2002                                983    $8.29 to $8.35         8,175           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VARIABLE FUNDS:
ING VP Growth and Income
     2002                            139,292    $6.29 to $199.83    2,141,418      0.84%      0.00% to 1.50%  -26.11% to -25.25%
     2001                            162,099    $8.45 to $268.94    3,399,498      0.60%      0.00% to 1.75%  -19.62% to -18.68%
     2000                            178,363   $10.44 to $332.72    4,739,548          *                   *                   *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
     2002                              7,963    $3.92 to $10.79       76,539          -       0.00% to 1.50%  -30.00% to -29.19%
     2001                              8,753    $5.57 to $15.43      120,765      11.29%      0.00% to 1.75%  -28.16% to -27.32%
     2000                              8,901    $7.72 to $21.24      171,159           *                   *                   *

ING VP Index Plus LargeCap
     2002                             29,577    $8.36 to $14.03      378,460       0.24%      0.00% to 1.50%  -22.70% to -21.80%
     2001                             27,743   $10.73 to $18.18      459,606       4.07%      0.00% to 1.75%  -14.92% to -13.92%
     2000                             25,137   $12.52 to $21.13      488,938           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP Index Plus MidCap
     2002                             11,364   $12.33 to $13.38    $ 144,261       0.45%      0.00% to 1.50%  -13.40% to -12.40%
     2001                              6,071   $14.24 to $15.20       88,491       5.86%      0.00% to 1.75%   -2.80% to -1.67%
     2000                              3,705   $14.65 to $15.46       55,395           *                   *                   *

ING VP Index Plus SmallCap
     2002                              5,909    $8.96 to $9.88        54,579       0.17%      0.00% to 1.50%  -14.50% to -13.51%
     2001                              2,687   $10.48 to $11.37       28,860       4.91%      0.00% to 1.75%    0.87% to 2.05%
     2000                              1,211    $9.94 to $11.14       12,843           *                   *                   *

ING VP International Equity
     2002                              1,316    $4.43 to $6.40         8,248       0.22%      0.00% to 1.50%  -27.77% to -26.93%
     2001                              1,269    $6.10 to $8.79        10,978       0.11%      0.00% to 1.75%  -25.02% to -24.14%
     2000                              1,117    $8.09 to $11.62       12,949           *                   *                   *

ING VP Small Company
     2002                              9,115    $7.15 to $14.86      115,085       0.48%      0.00% to 1.50%  -24.37% to -23.50%
     2001                              7,976    $9.41 to $19.68      134,200       3.51%      0.00% to 1.75%    2.44% to 3.64%
     2000                              6,314    $9.15 to $19.00      104,712           *                   *                   *

ING VP Technology
     2002                              8,904    $2.53 to $2.64        23,001          -       0.00% to 1.50%  -42.16% to -41.49%
     2001                              7,145    $4.35 to $4.50        31,754          -       0.00% to 1.75%  -24.13% to -23.22%
     2000                              4,262    $5.71 to $5.87        24,855           *                   *                   *

ING VP Value Opportunity
     2002                              9,633    $9.09 to $13.82      115,345       0.46%      0.00% to 1.50%  -27.07% to -26.22%
     2001                              7,322   $12.37 to $18.98      118,660       4.66%      0.00% to 1.75%  -10.97% to -9.93%
     2000                              3,530   $13.79 to $20.91       63,066           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PRODUCTS:
ING VP Growth Opportunities
     2002                                 26    $6.00 to $6.08      $    158          -       0.55% to 1.40%       -32.22%
     2001                                  1         $8.92                10           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP International Value
     2002                              1,603    $7.95 to $8.07        12,825       0.86%      0.45% to 1.50%  -16.56% to -16.17%
     2001                                160    $9.54 to $9.56         1,529           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP MagnaCap
     2002                                 80    $6.82 to $6.86           544           ***    0.60% to 1.40%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VP MidCap Opportunities
     2002                                 66    $6.89 to $6.99           457          -       0.55% to 1.50%  -26.79% to -26.57%
     2001                                  3    $9.45 to $9.46            30           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP SmallCap Opportunities
     2002                                446    $4.96 to $5.04         2,239          -       0.45% to 1.50%  -44.29% to -44.13%
     2001                                  7    $8.95 to $8.96            59           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive
 Growth
     2002                             31,862    $7.88 to $15.46      369,184          -       0.00% to 1.50%  -29.01% to -28.04%
     2001                             34,630   $11.02 to $21.67      569,410          -       0.00% to 1.75%  -40.36% to -39.66%
     2000                             33,795   $18.33 to $36.17      950,193           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
     2002                             19,717    $8.29 to $21.87   $   353,540      2.57%      0.00% to 1.50%   -7.84% to -6.77%
     2001                             17,000    $8.95 to $23.65       338,450      2.71%      0.00% to 1.75%   -6.13% to -5.04%
     2000                             13,548    $9.49 to $25.11       296,054          *                   *                   *

Janus Aspen Series Capital
 Appreciation
     2002                                326    $6.15 to $8.32          2,019      0.33%      1.00% to 1.25%       -16.77%
     2001                                 72         $7.39                530          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

Janus Aspen Series Flexible Income
     2002                              5,626   $12.74 to $19.53        92,271      4.52%      0.00% to 1.50%   8.83% to 10.09%
     2001                              3,776   $11.67 to $17.78        56,744      6.11%      0.00% to 1.75%    6.13% to 7.36%
     2000                              2,595   $10.97 to $16.61        36,898          *                   *                   *

Janus Aspen Series Growth
     2002                             16,346    $7.70 to $14.67       199,166         -       0.00% to 1.50%  -27.61% to -26.77%
     2001                             18,060   $10.56 to $20.16       305,619      0.25%      0.00% to 1.75%  -25.86% to -25.00%
     2000                             17,916   $14.14 to $27.07       412,686          *                   *                   *

Janus Aspen Series Worldwide
 Growth
     2002                             36,207    $7.94 to $18.36       513,443      0.87%      0.00% to 1.50%  -26.61% to -25.61%
     2001                             40,344   $10.75 to $24.94       783,656      0.45%      0.00% to 1.75%  -23.60% to -22.71%
     2000                             42,211   $13.96 to $32.52     1,083,720          *                   *                   *

Janus Twenty
     2002                                 99    $3.86 to $3.88            383      0.63%      0.95% to 1.10%  -24.85% to -24.74%
     2001                                 97    $5.14 to $5.15            497          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
LORD ABBETT FUNDS:
Lord Abbett Growth and Income
     2002                              1,545    $7.83 to $7.93      $ 12,172       1.05%      0.55% to 1.50%  -19.17% to -18.81%
     2001                                126    $9.70 to $9.72         1,226           **     0.00% to 1.75%                   **
     2000                                   **                 **         **           **                  **                  **

Lord Abbett Mid-Cap Value - Class A
     2002                                  2         $9.50                21           ***            0.00%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Lord Abbett Mid-Cap Value
     2002                              1,213    $8.29 to $8.41        10,124       1.08%      0.55% to 1.50%  -10.91% to -10.64%
     2001                                 28    $9.34 to $9.35           265           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Total Return
     2002                              3,443   $11.41 to $11.45       39,338       1.50%      1.00% to 1.10%   -6.21% to -6.11%
     2001                              1,743   $12.16 to $12.20       21,228       3.77%      1.05% to 1.25%   -1.00% to -0.81%
     2000                                395   $12.28 to $12.30        4,860           *                   *                   *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
     2002                                  -                  -            3           ***            1.25%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Developing Markets
     2002                                145         $8.91             1,294       2.50%          1.00%             -2.58%
     2001                                 24    $9.15 to $13.82          223           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Global Securities
     2002                             10,640   $10.74 to $11.36   $  117,400       0.51%      0.00% to 1.50%  -23.30% to -22.41%
     2001                              6,078   $14.01 to $14.59       86,986      10.25%      0.00% to 1.75%  -13.36% to -12.34%
     2000                              3,052   $16.17 to $16.76       50,259           *                   *                   *
Oppenheimer Main Street Growth &
 Income
     2002                                  -                  -           28           ***    1.25% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Strategic Bond
     2002                              1,474   $11.06 to $11.73       16,662       6.58%      0.00% to 1.50%    5.84% to 7.07%
     2001                                924   $10.45 to $10.91        9,817       6.28%      0.00% to 1.75%    3.28% to 4.48%
     2000                                586   $10.12 to $10.79        6,010           *                   *                   *

PAX WORLD BALANCED
     2002                                195    $8.14 to $8.22         1,605       1.68%      0.85% to 1.25%        -9.77%
     2001                                254          $9.10            2,309           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

PIONEER VARIABLE CONTRACTS:
Pioneer Equity Income VCT
     2002                                472    $7.96 to $8.07         3,782       2.54%      0.55% to 1.50%  -16.99% to -16.62%
     2001                                  9    $9.60 to $9.62            88           **      0.00% to 1.75%                  **
     2000                                   **                 **           **         **                  **                  **

Pioneer Fund VCT
     2002                                 57    $7.51 to $7.61           432       1.24%      0.55% to 1.50%  -20.16% to -19.80%
     2001                                  1    $9.41 to $9.43             9           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
PIONEER VARIABLE CONTRACTS
 (CONTINUED):
Pioneer Mid Cap Value VCT
     2002                                245     $8.70 to $8.82     $  2,143       0.33%      0.55% to 1.50%  -12.53% to -12.05%
     2001                                  8     $9.95 to $9.97           81           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

FORM NO. SAI.75988-03                                         ILIAC ED. MAY 2003

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (a)   Financial Statements:
           (1)  Included in Part A:
                Condensed Financial Information
           (2)  Included in Part B:
                Financial Statements of Variable Annuity Account C:
                - Report of Independent Auditors
                - Statement of Assets and Liabilities as of December 31, 2002
                - Statement of Operations for the year ended December 31, 2002
                - Statements of Changes in Net Assets for the years ended
                  December 31, 2002 and 2001
                - Notes to Financial Statements
                Financial Statements of ING Life Insurance and Annuity Company:
                - Reports of Independent Auditors
                - Consolidated Income Statements for the years ended
                  December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
                - Consolidated Balance Sheets as of December 31, 2002 and 2001
                - Consolidated Statements of Changes in Shareholder's Equity for
                  the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
                - Consolidated Statements of Cash Flows for the years ended
                  December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
                - Notes to Consolidated Financial Statements

    (b)    Exhibits

           (1)    Resolution establishing Variable Annuity Account C(1)
           (2)    Not applicable
           (3.1)  Broker-Dealer Agreement(2)
           (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
           (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
           (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
           (4.1) Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)(5) (4.2) Form of variable annuity Contracts IRA-CDA-03(NY)((NU) with schedules
           (4.3) Form of variable annuity Contracts IRA-CDA-03(NY)(U) with schedules
           (4.4) Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC(6)

           (4.5) Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB(6)
           (4.6)  Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC(7)
           (4.7) Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB(8)
           (4.8) Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB(9) (4.9) Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(10)
           (4.10) Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC(11) (4.11) Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and
                  IP-CDA-IB(12)
           (4.12) Form of Endorsement EIR-ROTH-03(NY) to Contracts
                  IRA-CDA-03(NY)(NU)
           (4.13) Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC(11) (4.14) Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC(11)
           (5.1)  Variable Annuity Contract Application (304.00.1A)(13)
           (5.2)  Variable Annuity Contract Application (703.00.1A)(14)
           (5.3)  Variable Annuity Contract Application (75988-97)(15)
           (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(16)
           (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(16)
           (7)    Not applicable
           (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(17)
           (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)
           (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)
           (8.4) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(17)
           (8.5) First Amendment effective June 30, 1998 dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
           (8.6) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
           (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of

                  May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(19)
           (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(20)
           (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
           (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation
                  Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
           (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation
                  Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                  and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(18)
           (8.12) Service Agreement dated as of May 1, 1998 between Aeltus
                  Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
           (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund,

                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(19)
           (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)
           (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)
           (8.16) Fund Participation Agreement dated December 1, 1997 among
                  Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(22)
           (8.17) Service Agreement dated December 1, 1997 between Calvert Asset
                  Management Company, Inc. and Aetna Life Insurance and Annuity Company(22)
           (8.18) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(23)
           (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(24)
           (8.20) Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(25)
           (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
           (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation
                  Agreement
                  dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                  May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(20)
           (8.23) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(23)
           (8.24) Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(24)
           (8.25) Sixth Amendment dated as of January 20, 1998 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
           (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
           (8.27) Eighth Amendment dated December 1, 1999 to Fund Participation
                  Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
                  Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(20)
           (8.28) Service Agreement dated as of November 1, 1995 between Aetna
                  Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(27)
           (8.29) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
           (8.30) Service Contract dated May 2, 1997 between Fidelity
                  Distributors Corporation and Aetna Life Insurance and Annuity Company(19)
           (8.31) Participation Agreement dated as of July 20, 2001 between
                  Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(28)
           (8.32) Amendment dated as of January 2, 2002 to Participation
                  Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance

                  Company and Direct Services, Inc.(29)
           (8.33) Fund Participation Agreement dated December 8, 1997 among
                  Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(30)
           (8.34) Amendment dated October 12, 1998 to Fund Participation
                  Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(19)
           (8.35) Second Amendment dated December 1, 1999 to Fund Participation
                  Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(20)
           (8.36) Amendment dated as of August 1, 2000 to Fund Participation
                  Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(31)
           (8.37) Letter Agreement dated December 7, 2001 between Janus and
                  Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(10)
           (8.38) Service Agreement dated December 8, 1997 between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company(30) (8.39) First Amendment dated as of August 1, 2000 to Service
                  Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(31)
           (8.40) Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(31)
           (8.41) Letter Agreement dated October 19, 2001 between Janus and
                  Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(10)
           (8.42) Fund Participation Agreement dated as of July 20, 2001 between
                  Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(28)
           (8.43) Service Agreement dated as of July 20, 2001 between Lord
                  Abbett & Co. and Aetna Life Insurance and Annuity Company(28) (8.44) Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(32)
           (8.45) First Amendment dated December 1, 1999 to Fund Participation
                  Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(20)
           (8.46) Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(32)
           (8.47) Fund Participation Agreement dated as of May 1, 2001 among
                  Pilgrim Variable

                  Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(33)
           (8.48) Amendment dated August 30, 2002 between ING Life Insurance and
                  Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001
           (8.49) Administrative and Shareholder Services Agreement dated April
                  1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)
           (8.50) Fund Participation Agreement dated as of July 1, 2001 between
                  Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(28)
           (8.51) Participation Agreement dated as of November 28, 2001 among
                  Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(10)
           (8.52) Amendment dated May 1, 2003 between ING Partners, INC., ING
                  Life Insurance and Annuity Company and ING Financial
                  Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002.
           (8.53) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
                  (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(10)
           (8.54) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(10)
           (8.55) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
                  (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(10)
           (8.56) Amendment dated May 1, 2003 by and between ING Partners,
                  Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002.
           (9)    Opinion and Consent of Counsel
           (10)   Consents of Independent Auditors
           (11)   Not applicable
           (12)   Not applicable
           (13)   Schedule for Computation of Performance Data(14)
           (14.1) Powers of Attorney
           (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on

     Form N-4 (File No. 33-75988), as filed on April 15, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75988), as filed on September 15, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
11. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 2002.
13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 33-75988), as filed on October 30, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 18, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 20, 1998.
16. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
17. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
19. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
24. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
25. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

27. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
28. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
29. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 20, 2002.
30. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
32. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
33. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-75996), as filed on July 10, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*

Name and Principal                       Positions and Offices with
Business Address                         Principal Underwriter
------------------                       --------------------------
Keith Gubbay(1)                          Director and President

Phillip Randall Lowery(1)                Director

Thomas Joseph McInerney(1)               Director

Mark Alan Tullis(1)                      Director

David Wheat(1)                           Director

Allan Baker(2)                           Senior Vice President

Robert L. Francis                        Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Willard I. Hill, Jr.(2)                  Senior Vice President

Shaun Patrick Mathews(2)                 Senior Vice President

Stephen Joseph Preston(3)                Senior Vice President

Jacques de Vaucleroy(1)                  Senior Vice President

Boyd George Combs(1)                     Senior Vice President, Tax

James G. Auger(2)                        Vice President

Marie Merrill Augsberger(2)              Vice President

Pamela M. Barcia(2)                      Vice President

Ronald R. Barhorst                       Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo(3)                           Vice President

Jeoffrey A. Block(4)                     Vice President

Kevin P. Brown(2)                        Vice President

Anthony Camp(2)                          Vice President

Kevin L. Christensen(4)                  Vice President

Elizabeth Clifford(3)                    Vice President

Brian D. Comer(2)                        Vice President

Patricia Marie Corbett(4)                Vice President

Robert B. DiMartino(2)                   Vice President

Shari Ann Enger(3)                       Vice President

Brian K. Haendiges(2)                    Vice President

Steven J. Haun(4)                        Vice President

Ronald Christian Hull(2)                 Vice President

William S. Jasien                        Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey(2)                          Vice President

Mary Ann Langevin(2)                     Vice President

Christine Cannon Marcks(2)               Vice President

Gregory J. Miller(2)                     Vice President

Todd E. Nevenhoven(4)                    Vice President

M. Kathleen Reid(2)                      Vice President

Robert A. Richard(2)                     Vice President

Carl P. Steinhilber(2)                   Vice President

Laurie M. Tillinghast(2)                 Vice President

Christopher Robert Welp(4)               Vice President

Mary Broesch(3)                          Vice President and Actuary

Bruce T. Campbell(2)                     Vice President and Actuary

Dianne Clous(2)                          Vice President and Actuary

Michael Harris(3)                        Vice President and Actuary

Richard Lau(3)                           Vice President and Actuary

Antonio Manuel Muniz(3)                  Vice President and Actuary

Laurie A. Schlenkermann(2)               Vice President and Actuary

Mark D. Sperry(2)                        Vice President and Actuary

Alice Su(3)                              Vice President and Actuary

Lawrence D. Taylor                       Vice President and Actuary
1290 Broadway
Denver, Colorado 80203-5699

Albert Sekac(2)                          Vice President and Appointed Actuary

Frederick C. Litow(1)                    Vice President and Assistant Treasurer

Cheryl Lynn Price(1)                     Vice President, Chief Financial Officer
                                         and Chief Accounting Officer

Brian John Murphy(2)                     Vice President and Chief Compliance
                                         Officer

David Scott Pendergrass(1)               Vice President and Treasurer

Renee Evelyn McKenzie(1)                 Vice President, Assistant Treasurer and
                                         Assistant Secretary

Robin Angel(1)                           Vice President, Investments

Daniel J. Foley(1)                       Vice President, Investments

Maurice Melvin Moore(1)                  Vice President, Investments

Fred Cooper Smith(1)                     Vice President, Investments

Joseph J. Elmy(2)                        Vice President, Tax

Paula Cludray-Engelke(5)                 Secretary

Jane A. Boyle(2)                         Assistant Secretary

Linda H. Freitag(1)                      Assistant Secretary

Daniel F. Hinkel(1)                      Assistant Secretary

William Hope(1)                          Assistant Secretary

Joseph D. Horan(1)                       Assistant Secretary

David Lee Jacobson(3)                    Assistant Secretary

Terri Wecker Maxwell(1)                  Assistant Secretary

Donna M. O'Brien(2)                      Assistant Secretary

Loralee Ann Renelt(5)                    Assistant Secretary

Rebecca A. Schoff(5)                     Assistant Secretary

Carol Semplice(2)                        Assistant Secretary

Linda Ellen Senker(3)                    Assistant Secretary

Patricia M. Smith(2)                     Assistant Secretary

John F. Todd(2)                          Assistant Secretary

Glenn Allan Black(1)                     Tax Officer

Terry L. Owens(1)                        Tax Officer

James Taylor(1)                          Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant.

   Persons Controlled by or under Common Control with Depositor or Registrant

                                                  IMMEDIATE                                  PRINCIPAL
         COMPANY                 STATE              OWNER                 OWNERSHIP           BUSINESS
-------------------------   ---------------   ---------------------       ---------      ------------------
ING Groep N.V.              The Netherlands   Parent

ING Verzekeringen N.V.      The Netherlands   ING Groep N.V.

ING Insurance               The Netherlands   ING Verzekeringen
International B.V.

ING America Insurance                         ING Insurance
Holdings, Inc.                 Delaware       International B.V.            100%              Holding

ING America Life                              ING America Insurance
Corporation                     Georgia       Holdings, Inc.                100%              Holding

Southland Life Insurance         Texas        ING America Life              100%           Life Insurance
Company(i)                                    Corporation

Lion Connecticut                              ING America Insurance
Holdings Inc.                 Connecticut     Holdings, Inc.                100%              Holding

ReliaStar Life Insurance       Minnesota      Lion Connecticut              100%             Insurance
Company(i)                                    Holdings Inc.

ING Re (UK) Limited(iii)    United Kingdom    ReliaStar Life                100%            Reinsurance
                                              Insurance Company

NWNL Benefits LLC(iii)         Minnesota      ReliaStar Life                100%         Employee Benefits
                                              Insurance Company

Norlic, Inc.(iii)             Washington      ReliaStar Life                100%         Insurance: General
                                              Insurance Company

Security Connecticut
Life Insurance Company         Minnesota      ReliaStar Life                100%             Insurance
(iii)                                         Insurance Company

Security Life of Denver                       ING America Insurance
Insurance Company(i)           Colorado       Holdings, Inc.                100%           Life Insurance

MidWestern United Life                        Security Life of
Insurance Company(iii)          Indiana       Denver Insurance              100%           Life Insurance
                                              Company

ING America Equities,                         Security Life of
Inc. (iii)                     Colorado       Denver Insurance              100%           Broker/Dealer
                                              Company

                                              Security Life of
Combined Financial             Colorado       Denver Insurance               40%          Insurance Agency
Services (iii)                                Company

First Security Mortgage        Colorado       Security Life of              100%           Non Insurance
Deposit Corporation. (iii)                    Denver Insurance Company

ING Life Insurance and
Annuity Company(i)(ii)        Connecticut     Lion Connecticut              100%           Life Insurance
                                              Holdings Inc.

ING Insurance Company of
America(i)(ii)                  Florida       ING Life Insurance and        100%             Insurance
                                              Annuity Company

ING Financial Advisers,        Delaware       ING Life Insurance and        100%             Brokerage
LLC(ii)                                       Annuity Company

ReliaStar Life Insurance                      Security-Connecticut
Company of New York(i)         New York       Life Insurance Company        100%           Life Insurance

Equitable Life Insurance                      Lion Connecticut
Company of Iowa(i)               Iowa         Holdings Inc.                 100%           Life Insurance

Golden American Life                          Equitable Life
Insurance Company(i)           Delaware       Insurance company of          100%         Insurance Company
(ii)                                          Iowa

USG Annuity & Life                            Equitable Life
Company(iii)                   Oklahoma       Insurance Company of          100%           Life Insurance
                                              Iowa

(i)    Separate Financials Filed
(ii)   Fully Consolidated
(iii)  Unconsolidated Subsidiaries

    Persons Controlled By or Under Common Control with Depositor or
                        Registrant (continued)

                                                                       TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %   BOARD Y/N
----------------------------------------------------------------------------------------------
BancWest Investment Services, Inc.        Inc.              50000171   100.00
Bleakleys Limited                         Ltd.              10001510   100.00
C.T.M.N. Nominees Ltd.                    Ltd.              50000987   100.00
C.T.S. Nominees Ltd.                      Ltd.              50001103   100.00
Charterhouse Securities Holdings Ltd.     Ltd.                         100.00
Charterhouse Securities Ltd.              Ltd.              50000986   100.00
Directed Services, Inc.                   Inc.              50000173   100.00
Evangeline Securities Limited             Ltd.                         100.00
Financial Network Investment Corporation  Corp.             50000450   100.00
Financial Northeastern Securities, Inc.   Inc.              50000179   100.00
ING Bank N.V.                             N.V.              20000001   100.00
ING Baring (Malaysia) Sdn Bhd             Berhad            50000399   100.00
ING Financial Advisors, LLC               LLC               50000456   100.00
ING Fund Management B.V.                  B.V.              10000611   100.00
ING Investment Management (Europe) B.V.   B.V.              10000518   100.00
ING Investment Management B.V.            B.V.              10000541   100.00
ING Management Limited                    Ltd.              50000338   100.00
Multi-Financial Securities Corporation    Inc.              50000734   100.00
PrimeVest Financial Services, Inc.        Inc.              50000200   100.00
Sutherlands (Holdings) Ltd.               Ltd.                         100.00
T&C Nominees Ltd.                         Ltd.              50001089   100.00
VESTAX Securities Corp.                   Inc.              50000733   100.00
Washington Square Securities, Inc.        Inc.              50000222   100.00
Aeltus Capital, Inc.                      Inc.              50000729   100.00
Aetna Securities Investment Management
 (Taiwan) Limited                         Ltd.              50001027    80.00
Amstgeld N.V.                             N.V.              20001945   100.00
Anodyne Nominees (Proprietary) Limited    Ltd.              20001412   100.00
Atlas Capital (Thailand) Limited
 ("Atlas")                                Ltd.              20002005    49.00
Austin Assets Limited                     Ltd.              20001359   100.00
Bank Mendes Gans Effectenbewaarbedrijf
 N.V.                                     N.V.              50001126   100.00
Bank Mendes Gans N.V.                     N.V.              20001104    99.77
Banque Bruxelles Lambert S.A.             N.V.              50000668    99.05
Banque Bruxelles Lambert Suisse S.A.      S.A.              50000596    99.95
Baring Investment Services, Inc           Inc.              20001364   100.00
Barings Investment Services Limited       Ltd.              20001340   100.00
BSK Leasing S A                           S.A.              20001722   100.00
Comprehensive Financial Services, Inc.    Inc.              50000926   100.00
Compulife Investor Services               Inc.              50000735   100.00
Corinvest Limited                         Ltd.              20001406   100.00
Credit Europeen Luxembourg S.A.           S.A.              20002072    99.98
Deutsche Hypothekenbank
 (Aktien-Gesellschaft)                    AG                50000513    82.53  DE0008042003
EpCorp Limited                            Ltd.              20001408   100.00
Equisure Financial Network, Inc.          Inc.                         100.00
Equisure Securities Ltd.                  Ltd.                         100.00
Extra Clearing B.V.                       B.V.              20000280   100.00
Extra Clearing GmbH                       GmbH              20000826   100.00
ING                                       S.A.              20002232    95.00
Ferri-Adalingue s.a.                      S.A.              20002186    99.96
FINPLUS Sp.Z.o.o.                         Sp.Z.o.o                      50.00
Granite Investment Services               Inc.              50000182   100.00
Guaranty Brokerage Services, Inc.         Inc.              50000215   100.00
Heine Securities Pty Ltd                  Ltd.              50000343   100.00
IFG Network Securities, Inc.              Inc.              50000740   100.00
ING America Equities, Inc.                Inc.              10001457   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE    CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
BancWest Investment Services, Inc.        400 First Street South, Suite 300         MN 56301-3600  St Cloud             United
                                                                                                                         States of
                                                                                                                         America
Bleakleys Limited                         10 Help Street                            NSW            Chatswood            Australia
C.T.M.N. Nominees Ltd.                    1 Paternoster Row, St. Paul's             EC4M 7DH       London               United
                                                                                                                         Kingdom
C.T.S. Nominees Ltd.                      1 Paternoster Row, St. Paul's             EC4M 7DH       London               United
                                                                                                                         Kingdom
Charterhouse Securities Holdings Ltd.     1 Paternoster Row, St. Paul's             EC4M 7DH       London               United
                                                                                                                         Kingdom
Charterhouse Securities Ltd.              60 London Wall                            EC2M 5TQ       London               United
                                                                                                                         Kingdom
Directed Services, Inc.                   1475 Dunwoody Drive                       PA 19380       West Chester         United
                                                                                                                         States of
                                                                                                                         America
Evangeline Securities Limited             535 Albert Street                          NS B0N 2T0    Windsor              Canada
Financial Network Investment Corporation  2780 Skypark Drive, Suite 300             CA 90505       Torrance, Ca.        United
                                                                                                                         States of
                                                                                                                          America
Financial Northeastern Securities, Inc.   100 Passaic Avenue, First Floor South     NJ 07004       Fairfield            United
                                                                                                                         States of
                                                                                                                         America
ING Bank N.V.                             Amstelveenseweg 500                       1081 KL        Amsterdam            Netherlands
ING Baring (Malaysia) Sdn Bhd             No.8 Jalan Sultan Ismail, Letter Box
                                           No. 39                                   50250          Kuala Lumpur         Malaysia
ING Financial Advisors, LLC               151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
ING Fund Management B.V.                  Schenkkade 65                             2595 AS        Den Haag             Netherlands
ING Investment Management (Europe) B.V.   Prinses Beatrixlaan 15                    2595 AK        Den Haag             Netherlands
ING Investment Management B.V.            Beatrixlaan 35                            2595 AK        Den Haag             Netherlands
ING Management Limited                    Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
Multi-Financial Securities Corporation    1290 Broadway                             CO 80203       Denver (Colorado)    United
                                                                                                                         States of
                                                                                                                         America
PrimeVest Financial Services, Inc.        400 First Street South, Suite 300         MN 56301       St Cloud             United
                                                                                                                         States of
                                                                                                                         America
Sutherlands (Holdings) Ltd.               60 London Wall                            EC2M 5TQ       London               United
                                                                                                                         Kingdom
T&C Nominees Ltd.                         1 Paternoster Row, St Paul                EC4M 7DH       London               United
                                                                                                                         Kingdom
VESTAX Securities Corp.                   1931 Georgetown Road                      OH 44236       Hudson               United
                                                                                                                         States of
                                                                                                                         America
Washington Square Securities, Inc.        111 Washington Avenue South               MN 55401-1900  Minneapolis          United
                                                                                                                         States
                                                                                                                         of America
Aeltus Capital, Inc.                      10 State House Square                     CT 06103-3602  Hartford             United
                                                                                                                         States
                                                                                                                         of America
Aetna Securities Investment Management
 (Taiwan) Limited                         Suite 4D, 181 Fu Hsing, North Road        104            Taipeh               Taiwan
Amstgeld N.V.                             Paleisstraat 1                            1012 RB        Amsterdam            Netherlands
Anodyne Nominees (Proprietary) Limited    7F, 27 Diagonal Street                    2001           Johannesburg         South Africa
Atlas Capital (Thailand) Limited
 ("Atlas")                                130-132 Wireless Road, Lumpini,
                                           Pathunwan                                10330          Bangkok              Thailand
Austin Assets Limited                     19/F Edinburgh Tower Queens Rd            0              Hong Kong            Hong Kong
Bank Mendes Gans Effectenbewaarbedrijf
 N.V.                                     Herengracht 619                           1017 CE        Amsterdam            Netherlands
Bank Mendes Gans N.V.                     Herengracht 619                           1017 CE        Amsterdam            Netherlands
Banque Bruxelles Lambert S.A.             Avenue Marnix 24                          1000           Bruxelles            Belgium
Banque Bruxelles Lambert Suisse S.A.      Avenue de Frontenex 30                    CH-1211        Geneve               Switzerland
Baring Investment Services, Inc.          High Street Tower, 125 High Street,
                                           Suite 2700                               MA 02110       Boston               United
                                                                                                                         States of
                                                                                                                         America
Barings Investment Services Limited       155 Bishopsgate                           EC2M 3XY       London               United
                                                                                                                         Kingdom
BSK Leasing S A                           Ul. Powstancow                            28-40-039      Katowice             Poland
Comprehensive Financial Services, Inc.    7325 Beaufort Springs Drive               VA 23225       Richmond (Va)        United
                                                                                                                         States of
                                                                                                                         America
Compulife Investor Services               400 First South Street, Suite 300         MN 56301       St. Cloud (MN)       United
                                                                                                                         States of
                                                                                                                         America
Corinvest Limited                         Butterfield House, Fort Street            P.O.Box 70     George Town, Grand
                                                                                                    Cayman              Caiman
                                                                                                                         Islands
Credit Europeen Luxembourg S.A.           Route de Esch 52                          2965           Luxembourg           Luxemburg
Deutsche Hypothekenbank
 (Aktien-Gesellschaft)                    Georgsplatz 8                             30159          Hannover             Germany
EpCorp Limited                            Butterfield House, P.O.Box 705            George Tow     Grand Cayman         Caiman
                                                                                                                         Islands
Equisure Financial Network, Inc.          590 Graham Drive                          ON P1B 7S1     North Bay            Canada
Equisure Securities Ltd.                  141 Adelaide Street West, suite 850       ON M5H 3L5     Toronto              Canada
Extra Clearing B.V.                       Rokin Plaza, Papenbroekssteeg 2           1012 NW        Amsterdam            Netherlands
Extra Clearing GmbH                                                                                Dusseldorf           Germany
ING                                                                                                Luxembourg           Luxemburg
Ferri-Adalingue s.a.                      53 Rue Vivienne                           75002          Paris                France
FINPLUS Sp.Z.o.o.                         Plac Trzech Krzyzy 10/14                  00-499         Warsawa              Poland
Granite Investment Services               400 First Street South, Suite 300         MN 56301       St Cloud             United
                                                                                                                         States of
                                                                                                                         America
Guaranty Brokerage Services, Inc.         400 First Street South, Suite 300         MN 56301       St Cloud             United
                                                                                                                         States of
                                                                                                                         America
Heine Securities Pty Ltd.                 Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
IFG Network Securities, Inc.              3424 Peachtree Road NE, suite 1900        GA 30326       Atlanta (Ga.)        United
                                                                                                                         States of
                                                                                                                         America
ING America Equities, Inc.                1290 Broadway                             CO 80203       Denver (Co.)         United
                                                                                                                         States of
                                                                                                                         America

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
--------------------------------------------------------------------------------------------------------------------
BancWest Investment Services, Inc.        Broker              Yes             No              Yes
Bleakleys Limited                         Stock Brokerage     Yes             No              Yes
C.T.M.N. Nominees Ltd.                    Brokerage           Yes             No              Yes
C.T.S. Nominees Ltd.                      Brokerage           Yes             No              Yes
Charterhouse Securities Holdings Ltd.     Stockbrokerage      Yes             No              Yes
Charterhouse Securities Ltd.              Stockbrokerage      Yes             No              Yes
Directed Services, Inc.                   Stock Brokerage     Yes             No              Yes
Evangeline Securities Limited             Mutual Funds Dealer Yes             No              Yes
Financial Network Investment Corporation  Brokerage           Yes             No              Yes
Financial Northeastern Securities, Inc.   Broker              Yes             No              Yes
ING Bank N.V.                             General Bank        Yes             No              Yes
ING Baring (Malaysia) Sdn Bhd             Brokerage           Yes             No              Yes
ING Financial Advisors, LLC               Brokerage           Yes             No              Yes
ING Fund Management B.V.                  Fund Management     Yes             No              Yes
ING Investment Management (Europe) B.V.   Investment Advisory Yes             No              Yes
ING Investment Management B.V.            Investment Advisory Yes             No              Yes
ING Management Limited                    Fund Management     Yes             No              Yes
Multi-Financial Securities Corporation    Brokerage           Yes             No              Yes
PrimeVest Financial Services, Inc.        Brokerage           Yes             No              Yes
Sutherlands (Holdings) Ltd.               Brokerage           Yes             No              Yes
T&C Nominees Ltd.                         Brokerage           Yes             No              Yes
VESTAX Securities Corp.                   Stock Broker        Yes             No              Yes
Washington Square Securities, Inc.        Broker              Yes             No              Yes
Aeltus Capital, Inc.                      Broker              Yes             No              No
Aetna Securities Investment Management
(Taiwan) Limited                          Broker              Yes             No              No
Amstgeld N.V.                             General Bank        Yes             No              No
Anodyne Nominees (Proprietary) Limited    Stockbrokerage      Yes             No              No
Atlas Capital (Thailand) Limited
 ("Atlas")                                Stockbrokerage      Yes             No              No
Austin Assets Limited                     Stock Brokerage     Yes             No              No
Bank Mendes Gans Effectenbewaarbedrijf
 N.V.                                     Custody             Yes             No              No
Bank Mendes Gans N.V.                     General Bank        Yes             No              No
Banque Bruxelles Lambert S.A.             General Bank        Yes             No              No
Banque Bruxelles Lambert Suisse S.A.      Private Bank        Yes             No              No
Baring Investment Services, Inc.          Investment Services Yes             No              No
Barings Investment Services Limited       Mngmnt. & Adm. of
                                           shares             Yes             No              No
BSK Leasing S A                           Brokerage           Yes             No              No
Comprehensive Financial Services, Inc.    Financial Services  Yes             No              No
Compulife Investor Services               Stock Brokerage     Yes             No              No
Corinvest Limited                         Stockbrokerage      Yes             No              No
Credit Europeen Luxembourg S.A.           Stockbrokerage      Yes             No              No
Deutsche Hypothekenbank
(Aktien-Gesellschaft)                     No                  No              No              Mortgage Bank
EpCorp Limited                            F&O Brokerage       Yes             No              No
Equisure Financial Network, Inc.          Brokerage           Yes             No              No
Equisure Securities Ltd.                  Brokerage           Yes             No              No
Extra Clearing B.V.                       Clearing Institute  Yes             Yes             No
Extra Clearing GmbH                       Clearing Institute  Yes             Yes             No
ING                                       Stockbrokerage      Yes             No              No
Ferri-Adalingue s.a                       Stockbrokerage      Yes             No              No
FINPLUS Sp.Z.o.o.                         Broker              Yes             No              No
Granite Investment Services               Broker              Yes             No              No
Guaranty Brokerage Services, Inc.         Broker              Yes             No              No
Heine Securities Pty Ltd.                 Broker              Yes             No              No
IFG Network Securities, Inc.              Stock Brokerage     Yes             No              No
ING America Equities, Inc.                Stockbrokerage      Yes             No              No

                                                                       TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %  BOARD Y/N
--------------------------------------------------------------------------------------------
ING-BHF Bank AG                           A.G.              20000444    97.09   DE0008025008
ING Bank (Belgium) N.V./S.A.              N.V.              20000327   100.00
ING Bank (Eurasia)                        N.V.              20000973   100.00
ING Bank (France) S.A.                    S.A.              50000597   100.00
ING Bank Slaski S.A.                      S.A.              20001000    87.77
ING Bank Ukraine                          ?                 20001774   100.00
ING Baring Capital Markets (C.R.), a.s.   A.S.              20001070   100.00
ING Baring Grupo Financiero (Mexico)
 S.A. de C.V.                             S.A.              20001731   100.00
ING Baring Holding Nederland B.V.         B.V.              20001159   100.00
ING Baring Investment (Eurasia) ZAO       ZAO               20001456   100.00
ING Baring Operational Services (Taiwan)
 Limited                                  Ltd.              20001385   100.00
ING Baring Securities (Eurasia) ZAO       ZAO               50000316   100.00
ING Baring Securities (France ) S.A.      S.A.              20001395   100.00
ING Baring Securities (Hungary) Rt.       Rt                20001031   100.00
ING Baring Securities (India) Pvt. Ltd.   Ltd.              20001323    75.00
ING Baring Securities (Japan) Limited     Ltd.              20001316   100.00
ING Baring Securities (Overseas) Ltd.     Ltd.              20001386   100.00
ING Baring Securities (Poland) Holding
 B.V.                                     B.V.              20000387   100.00
ING Baring Securities (Romania) S.A.      S.A.              20001770   100.00
ING Baring Securities (Singapore) Pte
 Ltd                                      Ltd.              20001319   100.00
ING Baring Securities (Slovakia),
 o.c.p.a.s.                               ocpas             20001054   100.00
ING Baring Securities (Taiwan) Limited
 (SICE)                                   Ltd.              20001387   100.00
ING Baring Securities (Thailand) Limited  Ltd.              20002004    70.00
ING Baring Securities Argentina S.A.      S.A.              20001312   100.00
ING Baring Securities Services Limited    Ltd.              20001738   100.00
ING Baring Sociedad de Bolsa
 (Argentina), S.A.                        S.A.              20000422   100.00
ING Baring South Africa Limited           Ltd.              20001421   100.00
ING Barings Deutschland (GmbH)            GmbH              20001380   100.00
ING Barings Ecuador Casa de Valores S.A.  S.A.              20001758   100.00
ING Barings Italia SRL                    S.R.L.            50001049    95.00
ING Barings Limited                       Plc.              20002380   100.00
ING Derivatives (London) Limited          Ltd.              20000460   100.00
ING Direct Funds Limited                  Ltd.
ING Direct Securities, Inc.               Inc.
ING Ferri S.A.                            S.A.              20002161   100.00
ING Financial Markets LLC                 LLC               20001840   100.00
ING Funds Distributor, LLC                LLC               50000189   100.00
ING Furman Selz Financial Services LLC    LLC               20001843   100.00
ING Futures & Options (Hong Kong)
 Limited                                  Ltd.              20001403   100.00
ING Futures & Options (Singapore) Pte
 Ltd.                                     Ltd.              20001191   100.00
ING Guilder Corretora de Cambio E
 Titulis S.A.                             S.A.              20000899   100.00
ING Guilder Distribuidora de Titulos E
 Valores Mobiliarios S/A                  S.A.              20000900   100.00
ING Securities S.A.                       S.A.              20001723   100.00
ING Valores (Venezuela) C.A.              C.A.              20001117   100.00
ING-BHF BANK AG                           A.G.              20000444    98.63
Locust Street Securities, inc             Inc.              50000193   100.00
MC-BBL Securities Ltd.                    Ltd.              20002080   100.00
Systematized Benefits Administrators,
 inc.                                     Inc.              50000434   100.00
United Variable Services inc.             Inc.              50000307   100.00
Vermeulen Raemdonck S.A.                  S.A.              20002086    80.00
Williams de Broe Securities Ltd.          Ltd.              20002101   100.00
PT ING Baring Securities Indonesia        PT                20001326    79.99
Aeltus Investment Management, Inc.        Inc.              50000730   100.00
Aetna Investment Management (F.E.)
 Limited                                  Ltd.              50001050   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE    CITY                 COUNTRY
-----------------------------------------------------------------------------------------------------------------------------------
ING-BHF Bank AG                           Bockenheimer Landstrasse 10               60323          Frankfurt am Main    Germany
ING Bank (Belgium) N.V./S.A.              De Lignestraat 1                          B-1000         Brussel              Belgium
ING Bank (Eurasia)                        80 Leningradskyi Prospekt                 125178         Moscow               Russia
ING Bank (France) S.A.                    Avenue du General de Gaulle,90/102,
                                           Coeur Defense Tour A, Place de la
                                           Defense                                  92400          Paris                France
ING Bank Slaski S.A.                      Ul. Sokolska 34                           40-086         Katowice             Poland
ING Bank Ukraine                          28 Kominterna, 5th Floor                  252032         Kiev                 Ukraine
ING Baring Capital Markets (C.R.), a.s.   Pobrezni 3                                186 00         Praha 8              Czech
                                                                                                                         Republic
ING Baring Grupo Financiero (Mexico)
 S.A. de C.V.                             Bosque de Alisos no 45-B                  5120           Bosques de las
                                                                                                    Lomas               Mexico
ING Baring Holding Nederland B.V.         Amstelveenseweg 500                       1081 KL        Amsterdam            Netherlands
ING Baring Investment (Eurasia) ZAO       80A, Leningradsky prospect                125178         Moscow               Russia
ING Baring Operational Services (Taiwan)
 Limited                                  8, Connaught Place, Central                              Hong Kong            Hong Kong
ING Baring Securities (Eurasia) ZAO       80A, Leningradsky prospect                125178         Moscow               Russia
ING Baring Securities (France ) S.A.      21 Boulevard de la Madeleine              75001          Paris                France
ING Baring Securities (Hungary) Rt        Andrassy ut 9                             1061           Budapest             Hungary
ING Baring Securities (India) Pvt. Ltd.   15 Flr. Bhavan Nariman Point              400 021        Mumbai               India
ING Baring Securities (Japan) Limited     New Otani Garden Court 4-1                102            Kioi-Cho Chiyoda-ku
                                                                                                    Tokyo               Japan
ING Baring Securities (Overseas) Ltd.     8, Connaught Place, Central                              Hong kong            Hong Kong
ING Baring Securities (Poland) Holding
 B.V.                                     Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
ING Baring Securities (Romania) S.A.      11-13, Kiseleff Sos, Sector 1                            Bucharest            Rumania
ING Baring Securities (Singapore) Pte
 Ltd.                                     9 Raffles Place, #19-01 Rep.Pl            48619          Singapore            Singapore
ING Baring Securities (Slovakia),
 o.c.p.a.s.                               Palisady 36                                              Bratislava           Slovakia
ING Baring Securities (Taiwan) Limited
 (SICE)                                   115 Min Sheng East Rd., Sec 3             ICE            Taipei               Taiwan
ING Baring Securities (Thailand) Limited  130-132 Wireless Road, Lumpini,
                                           Pathunwan                                10330          Bangkok              Thailand
ING Baring Securities Argentina S.A.      Ingeniero Butty, 220 Piso 21              1006           Buenos Aires         Argentina
ING Baring Securities Services Limited    60 London Wall                            EC 2M 5tQ      London               United
                                                                                                                         Kingdom
ING Baring Sociedad de Bolsa
 (Argentina), S.A.                        25 de Mayo 140, 18th Floor                1002           Buenos Aires         Argentina
ING Baring South Africa Limited           60 London Wall                            EC2M 5TQ       London               United
                                                                                                                         Kingdom
ING Barings Deutschland (GmbH)            Friedrichstrasse 2-6                      60323          Frankfurt            Germany
ING Barings Ecuador Casa de Valores S.A.  Av. Amazonas 4545 y Pereira, Edificio
                                           'Centro Financiero' 6th floor                           Quito                Ecuador
ING Barings Italia SRL                    Via Brera 3                               20121          Milano               Italy
ING Barings Limited                       60 London Wall                            EC2M 5TQ       London               United
                                                                                                                         Kingdom
ING Derivatives (London) Limited          King William Street 75                    EC4N 7EE       London               United
                                                                                                                         Kingdom
ING Direct Funds Limited                  111 Gordon Baker Road, suite 900          M2H3R1         Toronto              Canada
ING Direct Securities, Inc.               1 South Orange Street                     DE 19801       Wilmington, Delaware United
                                                                                                                         States of
                                                                                                                         America
ING Ferri S.A.                            Avenue du General de Gaulle, 90/102,
                                           Coeur Defense Tour A, Place de la
                                           Defense                                  92400          Paris                France
ING Financial Markets LLC                 1325 Avenue of the Americas               NY10019        New York             United
                                                                                                                         States of
                                                                                                                         America
ING Funds Distributor, LLC                7337 East Doubletree Ranch Road           AZ 85258-2034  Scottsdale           United
                                                                                                                         States of
                                                                                                                         America
ING Furman Selz Financial Services LLC    230 Park Avenue                           NY 10169       New York             United
                                                                                                                         States of
                                                                                                                         America
ING Futures & Options (Hong Kong)         8th Floor, Three Exchange Square, 8
 Limited                                   Connaught Place                                         Hong Kong            Hong Kong
ING Futures & Options (Singapore) Pte
 Ltd.                                     20 Raffles place #14-08 ocean             48620          Singapore            Singapore
ING Guilder Corretora de Cambio E
 Titulis S.A.                             8th Floor Av. Brigadeiro Faria Lima 3064  01451-000      Sao Paulo            Brazil
ING Guilder Distribuidora de Titulos E
 Valores Mobiliarios S/A.                 Rua Jorge Coelho 16-8 Andar               01451-020      Sao Paulo            Brazil
ING Securities S.A.                       Sokolska 34                               40-086         Katowice             Poland
ING Valores (Venezuela) C.A.              Av. Eugenio Mendoza, Piso 16, Urb. La
                                           Castellana, Chacao, Altamira             1062           Caracas              Venezuela
ING-BHF BANK AG                           Bockenheimer Landstrasse 10               60323          Frankfurt am Main    Germany
Locust Street Securities, inc             909 Locust Street                         IA 50309       Des Moines           United
                                                                                                                         States of
                                                                                                                         America
MC-BBL Securities Ltd.                    1 Undershaft                              EC3A 8LH       London               United
                                                                                                                         Kingdom
Systematized Benefits Administrators,     151 Farmington Avenue                     CT 06156-1492  Hartford CT          United
 inc.                                                                                                                    States of
                                                                                                                         America
United Variable Services inc.             1475 Dunwoody Drive                       PA 19380       West Chester         United
                                                                                                                         States of
                                                                                                                         America
Vermeulen Raemdonck S.A.                  Rue du Commerce 10                        1000           Bruxelles            Belgium
Williams de Broe Securities Ltd.          6 Broadgate                               EC2M 2RP       London               United
                                                                                                                         Kingdom
PT ING Baring Securities Indonesia        52-53 Jalan Jendral Sudirman Kav.         12190          Jakarta              Indonesia
Aeltus Investment Management, Inc.        10 State House Square                     CT 06103-3602  Hartford             United
                                                                                                                         States of
                                                                                                                         America
Aetna Investment Management (F.E.)
 Limited                                  2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------
ING-BHF Bank AG                           Yes                 Yes             No              General Bank
ING Bank (Belgium) N.V./S.A.              General Bank        Yes             No              No
ING Bank (Eurasia)                        Stockbrokerage      Yes             Yes             No
ING Bank (France) S.A.                    General Bank        Yes             No              No
ING Bank Slaski S.A.                      General Bank        Yes             Yes             No
ING Bank Ukraine                          General Bank        Yes             No              No
ING Baring Capital Markets (C.R.), a.s.   Stockbrokerage      Yes             No              No
ING Baring Grupo Financiero (Mexico)
S.A. de C.V.                              Brokerage           Yes             No              No
ING Baring Holding Nederland B.V.         Brokerage           Yes             No              No
ING Baring Investment (Eurasia) ZAO       Stockbrokerage      Yes             No              No
ING Baring Operational Services (Taiwan)
  Limited                                 Stockbrokerage      Yes             No              No
ING Baring Securities (Eurasia) ZAO       brokerage           Yes             Yes             No
ING Baring Securities (France ) S.A.      Stockbrokerage      Yes             No              No
ING Baring Securities (Hungary) Rt.       Stockbrokerage      Yes             No              No
ING Baring Securities (India) Pvt. Ltd.   Stockbrokerage      Yes             No              No
ING Baring Securities (Japan) Limited     Stockbrokerage      Yes             Yes             No
ING Baring Securities (Overseas) Ltd.     Stockbrokerage      Yes             No              No
ING Baring Securities (Poland) Holding
  B.V.                                    Holding             Yes             No              No
ING Baring Securities (Romania) S.A.      Stockbrokerage      Yes             No              No
ING Baring Securities (Singapore) Pte
Ltd.                                      Stockbrokerage      Yes             No              No
ING Baring Securities (Slovakia),
  o.c.p.a.s.                              Stockbrokerage      Yes             Yes             No
ING Baring Securities (Taiwan) Limited    Investment
 (SICE)                                    Consultant         Yes             No              No
ING Baring Securities (Thailand) Limited  Stockbrokerage      Yes             No              No
ING Baring Securities Argentina S.A.      Stockbrokerage      Yes             No              No
ING Baring Securities Services Limited    Brokerage           Yes             No              No
ING Baring Sociedad de Bolsa
(Argentina), S.A.                         Stockbrokerage      Yes             No              No
ING Baring South Africa Limited           Stockbrokerage      Yes             No              No
ING Barings Deutschland (GmbH)            Investment Bank     Yes             No              No
ING Barings Ecuador Casa de Valores S.A.  Stockbrokerage      Yes             Yes             No
ING Barings Italia SRL                    Brokerage           Yes             No              No
ING Barings Limited                       Stockbrokerage      Yes             Yes             No
ING Derivatives (London) Limited          F&O Brokerage       Yes             No              No
ING Direct Funds Limited                  Investment Advisory Yes             No              No
ING Direct Securities, Inc.               Stockbrokerage      Yes             No              No
ING Ferri S.A.                            Stockbrokerage      Yes             No              No
ING Financial Markets LLC                 Brokerage           Yes             No              No
ING Funds Distributor, LLC                Broker              Yes             No              No
ING Furman Selz Financial Services LLC    Stockbrokerage      Yes             Yes             No
ING Futures & Options (Hong Kong)
 Limited                                  Stockbrokerage      Yes             No              No
ING Futures & Options (Singapore) Pte
  Ltd.                                    Brokerage           Yes             No              No
ING Guilder Corretora de Cambio E
 Titulis S.A.                             Stockbrokerage      Yes             No              No
ING Guilder Distribuidora de Titulos E
 Valores Mobiliarios S/A                  Stockbrokerage      Yes             No              No
ING Securities S.A.                       Stockbrokerage      Yes             Yes             No
ING Valores (Venezuela) C.A.              Stockbrokerage      Yes             No              No
ING-BHF BANK AG                           General Bank        Yes             Yes             No
Locust Street Securities, inc             Stockbrokerage      Yes             No              No
MC-BBL Securities Ltd.                    Stockbrokerage      Yes             No              No
Systematized Benefits Administrators,
 inc                                      Brokerage           Yes             No              No
United Variable Services inc.             Brokerage           Yes             No              No
Vermeulen Raemdonck S.A.                  Stockbrokerage      Yes             No              No
Williams de Broe Securities Ltd.          Stockbrokerage      Yes             No              No
PT ING Baring Securities Indonesia        Stockbrokerage      Yes             Yes             0
Aeltus Investment Management, Inc.        Investment
                                           Advisory           No              No              Yes
Aetna Investment Management (F.E.)        Investment
  Limited                                  Advisory           No              No              Yes

                                                                       TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %  BOARD Y/N
--------------------------------------------------------------------------------------------
Aetna Investment Management (Taiwan)
 Limited                                  Ltd.              50001026    80.00
B.V. Beleggingsmaatschappij Berendaal     B.V.              10000040    99.98
Baring Asset Management, Inc              Inc.              20001365   100.00
Baring Brothers Private Asset Management
 Limited                                  Ltd.              50000818   100.00
Baring International Investment (Far
 East) Limited                            Ltd.              20001358   100.00
Baring International Investment Limited   Ltd.              20001343   100.00
Clarion Partners, LLC                     LLC                          100.00
CRA Real Estate Securities L.P.           L.P.                         100.00
FSIP LLC                                  LLC               20001845   100.00
Furman Selz Capital Management LLC        LLC               20001828   100.00
IFG Advisory Services, Inc.               Inc.              50000736   100.00
ING Advisors, Inc.                        Inc.              50000725   100.00
ING Asset Management (Singapore) Ltd.     Ltd.              20000909   100.00
ING Asset Management B.V.                 B.V.              10000021   100.00
ING BSK Asset Management S.A.             S.A.              50000310   100.00
ING Capital Advisors LLC                  LLC               20001709   100.00
ING CRA Real Estate Securities Holdings,
 Inc                                      Inc.                         100.00
ING Furman Selz Asset Management LLC      LLC               20001708   100.00
ING Furman Selz Investments LLC           LLC               20001838   100.00
ING Ghent Asset Management inc.           Inc.              20002096   100.00
ING Investment Management (Americas)
 B.V.                                     B.V.              10000052   100.00
ING Investment Management (Asia Pacific)
 B.V.                                     B.V.              10001531   100.00
ING Investment Management (Hungary) Rt    Rt                10001473   100.00
ING Investment Management Advisors B.V.   B.V.              10000114   100.00
ING Investment Management Belgium         N.V.              50000628   100.00
ING Investment Management France S.A.     S.A.              50000874   100.00
ING Investment Management Holdings
 (Antilles) N.V.                          N.V.              20001911   100.00
ING Investment Management Italy           S.P.A.            10000115   100.00
ING Investment Management LLC             LLC               50000300   100.00
ING Investment Management Ltda.           Ltd.a.            20001904   100.00
ING Investments LLC                       LLC               50000188   100.00
ING Life Insurance and Annuity Company    Inc.              50000455   100.00
ING Management (Hong Kong) Ltd.           Ltd.              20000906   100.00
ING Mutual Funds Management Company
 (Japan), Ltd.                            Ltd.              50000398   100.00
Lynx Financial Services Pty Ltd           Ltd.              50000345   100.00
Market Systems Research, Inc.             Inc.              50000195   100.00
NN Mutual Fund Management Co.             Corp.             10000711    95.00
Postbank N.V.                             N.V.              20000598   100.00
ReliaStar Investment Research, Inc.       Inc.              50000206   100.00
RetireInvest Pty Limited                  Ltd.              10001507   100.00
"The Seven Provinces" Insurance
 Underwriters Ltd.                        Ltd.              10001467    98.00
"Transatlantica" Herverzekering
 Maatschappij N.V.                        N.V.              10000511   100.00
1084703 Ontario Inc.                      Inc.                         100.00
1118632 Ontario Inc.                      Inc.                         100.00
1158157 Ontario Ltd.                      Ltd.                         100.00
1300 Connecticut Avenue Joint Venture     Inc.              40000246   100.00
1418583 Ontario Ltd.                      Ltd.                         100.00
1440915 Ontario Inc.                      Inc.                          49.00
3214141 Canada Inc.                       Inc.              10001452   100.00
3662578 Canada Inc.(7)                    Inc.                         100.00
3W Vastgoed B.V.                          B.V.              50000611    29.33
52 Philip Street Pty Limited              Ltd.              10001491   100.00
828799 Alberta Ltd.                       Ltd.                         100.00
828803 Alberta Ltd.                       Ltd.                         100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE    CITY                 COUNTRY
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management (Taiwan)
 Limited                                  7F, No. 176, Sec. 1, Keelung Road         110            Taipeh               Taiwan
B.V. Beleggingsmaatschappij Berendaal     Prinses Beatrixlaan 15                    2595 AK        Den Haag             Netherlands
Baring Asset Management, Inc.             High Street Tower, 125 High Street,       MA 02110       Boston               United
                                          Suite 2700                                                                     States of
                                                                                                                         America
Baring Brothers Private Asset Management  155 Bishopsgate                           EC2M 3XY       London               United
 Limited                                                                                                                 Kingdom
Baring International Investment           19th Floor, Edinburgh Tower, The
 (Far East) Limited                       Land Mark, 15 Queens Road Central                        Hong Kong            Hong Kong
Baring International Investment Limited   155 Bishopsgate                           EC2M 3XY       London               United
                                                                                                                         Kingdom
Clarion Partners, LLC                     335 Madison Avenue                        NY 10017       New York             United
                                                                                                                         States of
                                                                                                                         America
CRA Real Estate Securities L.P.           259 N. Radnor Chester Road, Suite 205     PA 19087       Radnor               United
                                                                                                                         States of
                                                                                                                         America
FSIP LLC                                  230 Park Avenue                           10169          New York             United
                                                                                                                         States of
                                                                                                                         America
Furman Selz Capital Management LLC        230 Park Avenue                           NY 10169       New York             United
                                                                                                                         States of
                                                                                                                         America
IFG Advisory Services, Inc.               3424 Peachtree Road NE, suite 1900        GA 30326       Atlanta (Ga.)        United
                                                                                                                         States of
                                                                                                                         America
ING Advisors, Inc.                        7337 East Doubletree Ranch Road           AZ 85258-2034  Scottsdale           United
                                                                                                                         States of
                                                                                                                         America
ING Asset Management (Singapore) Ltd.     50 Raffles Place, Shell Tower             104 048 616    Singapore            Singapore
ING Asset Management B.V.                 Beatrixlaan 35                            2595 AK        Den Haag             Netherlands
ING BSK Asset Management S.A.             Plac Trzech Krzyzy 10/14                  00-499         Warsaw               Poland
ING Capital Advisors LLC                  230 Park Avenue, 14th floor               NY 10169       New York             United
                                                                                                                         States of
                                                                                                                         America
ING CRA Real Estate Securities Holdings,
 Inc.                                     335 Madison Avenue                        NY 10017       New York             United
                                                                                                                         States of
                                                                                                                         America
ING Furman Selz Asset Management LLC      230 Park Avenue, 13th floor               NY 10169       New York             United
                                                                                                                         States of
                                                                                                                         America
ING Furman Selz Investments LLC           55 East 52nd Street - 37th floor          NY 10055       New York             United
                                                                                                                         States of
                                                                                                                         America
ING Ghent Asset Management inc            230 Park Avenue                           NY 10169       New York             United
                                                                                                                         States of
                                                                                                                         America
ING Investment Management (Americas)
 B.V.                                     Beatrixlaan 35                            2595 AK        Den Haag             Netherlands
ING Investment Management (Asia Pacific)
 B.V.                                     Prinses Beatrixlaan 15                    2595 AK        Den Haag             Netherlands
ING Investment Management (Hungary) Rt    Andrassy ut 9                             1061           Budapest             Hungary
ING Investment Management Advisors B.V.   Prinses Beatrixlaan 15                    2595 AS        Den Haag             Netherlands
ING Investment Management Belgium         24 Avenue Marnix                          1050           Bruxelles            Belgium
ING Investment Management France S.A.     Avenue du General de Gaulle,90/102,
                                           Coeur Defense Tour A, Place de la
                                           Defense                                  92400          Paris                France
ING Investment Management Holdings
 (Antilles) N.V.                          Kaya W.F.G. (Jombi) Mensing 14                           Willemstad           Netherlands
                                                                                                                         Antilles
ING Investment Management Italy           Via Tortona, 33                           20144          Milano               Italy
ING Investment Management LLC             5780 Powers Ferry Road NW                 GA 30327       Atlanta (Ga.)        United
                                                                                                                         States of
                                                                                                                         America
ING Investment Management Ltda            Av. Brigadeiro Faria Lima 3064, 10 Andar  01451-000      Sao Paulo            Brazil
ING Investments LLC                       7337 East Doubletree Ranch Road           AZ 85258-2034  Scottsdale           United
                                                                                                                         States of
                                                                                                                         America
ING Life Insurance and Annuity Company    151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
ING Management (Hong Kong) Ltd.           16 Chater Road Central                                   Hong Kong            Hong Kong
ING Mutual Funds Management Company       New Otani Garden Court 19F 4-1 Kioi-cho,  102-0094
 (Japan), Ltd.                             Chiyoda-Ku                                              Tokyo                Japan
Lynx Financial Services Pty Ltd.          Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
Market Systems Research, Inc.             Park 80, West Plaza Two                   NJ 07663       Saddle Brook         United
                                                                                                                         States of
                                                                                                                         America
NN Mutual Fund Management Co.             198 Sygrou Avenue                         17671          Athens               Greece
Postbank N.V.                             Haarlemmerweg 520                         1014 BL        Amsterdam            Netherlands
ReliaStar Investment Research, Inc.       100 Washington Avenue South, Suite 800    MN 55401-2121  Minneapolis          United
                                                                                                                         States of
                                                                                                                         America
RetireInvest Pty Limited                  Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
"The Seven Provinces" Insurance
 Underwriters Ltd.                                                                                 London               United
                                                                                                                         Kingdom
"Transatlantica" Herverzekering
 Maatschappij N.V.                        Schenkkade 65                             2565 AS        Den Haag             Netherlands
1084703 Ontario Inc.                      590 Graham Drive                          ON P1B 7S1     North Bay            Canada
1118632 Ontario Inc.                      128 Lansdowne Avenue East                 ON P0H 1H0     Callander            Canada
1158157 Ontario Ltd.                      590 Graham Drive                          ON P1B 7S1     North Bay            Canada
1300 Connecticut Avenue Joint Venture     66 Canal Center Plaza, Suite 500          VI 22314       Alexandria           United
                                                                                                    (Virginia)           States of
                                                                                                                         America
1418583 Ontario Ltd.                      590 Graham Drive                          ON P1B 7S1     North Bay            Canada
1440915 Ontario Inc.                      590 Graham Drive                          ON P1B 7S1     North Bay            Canada
3214141 Canada Inc.                       181 University Avenue, 9th floor          M5H 3M7        Toronto              Canada
3662578 Canada Inc.(7)                    590 Graham Drive                          ON P1B 7S1     North Bay            Canada
3W Vastgoed B.V.                          Statensingel 2                            6247 KD        Maastricht           Netherlands
52 Philip Street Pty Limited              Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
828799 Alberta Ltd.                       590 Graham Drive                          ON P1B 7S1     North Bay            Canada
828803 Alberta Ltd.                       590 Graham Drive                          ON P1B 7S1     North Bay            Canada

COMPANY NAME                              ACTIVITY                BROKER/DEALER?        MARKET MAKER?         INVESTMENT ADVISORY?
----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management (Taiwan)
 Limited                                  Investment Advisory     No                    No                    Yes
B.V. Beleggingsmaatschappij Berendaal     Investment Company      No                    No                    Yes
Baring Asset Management, Inc.             Investment Services     No                    No                    Yes
Baring Brothers Private Asset Management
 Limited                                  Asset Management        No                    No                    Yes
Baring International Investment
 (Far East) Limited                       Investment Services     No                    No                    Yes
Baring International Investment Limited   Investment Services     No                    No                    Yes
Clarion Partners, LLC                     Real Estate Management  No                    No                    Yes
CRA Real Estate Securities L.P.           Investment Advisor      No                    No                    Yes
FSIP LLC                                  Investment Advisory     No                    No                    Yes
Furman Selz Capital Management LLC        Fund Management         No                    No                    Yes
IFG Advisory Services, Inc.               Investment advisory     No                    No                    Yes
ING Advisors, Inc.                        Investment Advisory     No                    No                    Yes
ING Asset Management (Singapore) Ltd.     Financial Services      No                    No                    Yes
ING Asset Management B.V.                 Asset Management        No                    No                    Yes
ING BSK Asset Management S.A.             Asset Management        No                    Yes                   Yes
ING Capital Advisors LLC                  Investment Services     No                    No                    Yes
ING CRA Real Estate Securities Holdings,
 Inc.                                     Investment Advisor      No                    No                    Yes
ING Furman Selz Asset Management LLC      Investment Advisory     No                    No                    Yes
ING Furman Selz Investments LLC           Investment Advisory     No                    No                    Yes
ING Ghent Asset Management inc            Investment Advisory     No                    No                    Yes
ING Investment Management (Americas) B.V. Asset Management        No                    No                    Yes
ING Investment Management (Asia Pacific)
 B.V.                                     Fund Management         No                    No                    Yes
ING Investment Management (Hungary) Rt    Investment Advisory     No                    No                    Yes
ING Investment Management Advisors B.V.   Investment Advisory     No                    No                    Yes
ING Investment Management Belgium         General Bank            No                    No                    Yes
ING Investment Management France S.A.     Investment Advisory     No                    No                    Yes
ING Investment Management Holdings
 (Antilles) N.V.                          Investment Advisory     No                    No                    Yes
ING Investment Management Italy           Investment Advisory     No                    No                    Yes
ING Investment Management LLC             Investment Advisory     No                    No                    Yes
ING Investment Management Ltda            Investment Advisory     No                    No                    Yes
ING Investments LLC                       Investment Advisory     No                    No                    Yes
ING Life Insurance and Annuity Company    Life Insurance          No                    No                    Yes
ING Management (Hong Kong) Ltd.           Financial Services      No                    No                    Yes
ING Mutual Funds Management Company
 (Japan), Ltd.                            Investment Advisory     No                    No                    Yes
Lynx Financial Services Pty Ltd.          Financial Services      No                    No                    Yes
Market Systems Research, Inc.             Mutual Fund Operator    No                    No                    Yes
NN Mutual Fund Management Co.             Fund Management         No                    No                    Yes
Postbank N.V.                             General Bank            No                    No                    Yes
ReliaStar Investment Research, Inc.       Investment Advisory     No                    No                    Yes
RetireInvest Pty Limited                  Investment Advisory     No                    No                    Yes
"The Seven Provinces" Insurance
 Underwriters Ltd.                        Insurance Underwriting  No                    No                    No
"Transatlantica" Herverzekering
 Maatschappij N.V.                        Reinsurance             No                    No                    No
1084703 Ontario Inc.                      Inactive                No                    No                    No
1118632 Ontario Inc.                      Insurance Agency        No                    No                    No
1158157 Ontario Ltd.                      Inactive                No                    No                    No
1300 Connecticut Avenue Joint Venture     Real Estate Management  No                    No                    No
1418583 Ontario Ltd.                      Holding                 No                    No                    No
1440915 Ontario Inc.                      Holding                 No                    No                    No
3214141 Canada Inc.                                               No                    No                    No
3662578 Canada Inc.(7)                    Holding                 No                    No                    No
3W Vastgoed B.V.                          Real Estate Management  No                    No                    No
52 Philip Street Pty Limited              Holding                 No                    No                    No
828799 Alberta Ltd.                       Holding                 No                    No                    No
828803 Alberta Ltd.                       Inactive                No                    No                    No

                                                                       TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %   BOARD Y/N
----------------------------------------------------------------------------------------------
828809 Alberta Ltd.                       Ltd.                         100.00
829031 Alberta Ltd.                       Ltd.                         100.00
829037 Alberta Ltd.                       Ltd.                         100.00
A. Prins B.V.                             B.V.              10001349    70.03
A. Prins Makelaardij o/g B.V.             B.V.              10001368   100.00
A. van der Molen Herenmode B.V.           B.V.              20001493   100.00
A. van der Pol Beleggingsmaatschappij
 Amsterdam B.V.                           B.V.              20001773   100.00
A. Van Venrooy Beleggingen B.V.           B.V.              20001764   100.00
A.G. Ilcken & Co. Buro-KG                 K.G.              50000227    40.00
Aberlady B.V.                             B.V.              20001670   100.00
Abiform Pty Limited                       Ltd.              10001493   100.00
ABO Bijlsma Assurantien B.V.              B.V.              10001274   100.00
ABOYNE B.V.                               B.V.              40000469   100.00
Abrocoma B.V.                             B.V.              20001567   100.00
ABV Staete B.V.                           B.V.              10000526   100.00
Accomplished Leasing Limited              Ltd.              50000814    98.00
Aceros B.V.                               B.V.              20001631    98.28
Aconto B.V.                               B.V.              20000193   100.00
ACT Administratie Service B.V.            B.V.              10000023   100.00
ACT Computer Services B.V.                B.V.              10000024   100.00
ACT Direct Investment Pty Limited         Ltd.              50000525   100.00
ACT Internet Services B.V.                B.V.              10000022   100.00
Acti Location SA                          S.A.              20002204    99.99
Acti-Bail Lyon SA                         S.A.              20002201   100.00
Acti-Bail SA                              S.A.              20002202   100.00
Acti-Equipement (ex-Rivaud-Bail) SA       S.A.              20002203   100.00
Administratie- en Trustkantoor van het
 Beleggingsfonds voor Protestants
 Nederland B.V.                           B.V.              50000392   100.00
Administratiekantoor de Leuve B.V.        B.V.              20000670   100.00
Adviser Lending Services Pty Limited      Ltd.              50000346   100.00
Advisor Asset Management Limited          Ltd.              10001512   100.00
Advisor Investment Services Limited       Ltd.              10001511   100.00
Advisor Research Pty Limited              Ltd.              10001514   100.00
Aeltus Trust Company                      Corp.             50000721   100.00
Aeneas Beheer B.V.                        B.V.              50000528   100.00
Aetna (HK) Services Limited               Ltd.              50001044   100.00
Aetna (Netherlands) Holdings B.V.         B.V.                         100.00
Aetna Capital Holdings, Inc.              Inc.                         100.00
Aetna Financial Limited                   Ltd.              50001047   100.00
Aetna Financial Services, Inc             Inc.              50000463   100.00
Aetna Heart Investment Company Ltd.       Ltd.              50001020    80.00
Aetna Heart Publishing Co. Ltd.           Ltd.              50001035    99.40
Aetna Information Technology (Guangzhou)
 Limited                                  Ltd.              50001025   100.00
Aetna Insurance Agency of Ohio, Inc.      Inc.              50000459   100.00
Aetna Insurance Agency of Texas, Inc. 1)  Inc.              50000460   100.00
Aetna International 1, LLC                LLC                          100.00
Aetna International 2, LLC                LLC                          100.00
Aetna International 3, LLC                LLC                          100.00
Aetna International 4, LLC                LLC                          100.00
Aetna International Fund Management, Inc. Inc.                         100.00
Aetna International Holdings I Limited    Ltd.              50001046   100.00
Aetna International Holdings II Limited   Ltd.              50001043   100.00
Aetna Investment Adviser Holding
 Company, Inc.                            Inc.              50000457   100.00
Aetna Life & Casually International
 Finance N.V.                             N.V.                         100.00
Aetna MPF Limited                         Ltd.                         100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE    CITY                 COUNTRY
-----------------------------------------------------------------------------------------------------------------------------------
828809 Alberta Ltd.                       590 Graham Drive                          ON P1B 7S1     North Bay            Canada
829031 Alberta Ltd.                       11120 - 178th Street                      AB T5S 1P2     Edmonton             Canada
829037 Alberta Ltd.                       11120 - 178th Street                      AB T5S 1P2     Edmonton             Canada
A. Prins B.V.                             Havenkade 1                               1973AH         IJmuiden             Netherlands
A. Prins Makelaardij o/g B.V.             Havenkade 1                               1973AH         IJmuiden             Netherlands
A. van der Molen Herenmode B.V.           Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
A. van der Pol Beleggingsmaatschappij
 Amsterdam B.V.                           Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
A. Van Venrooy Beleggingen B.V.           Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
A.G. Ilcken & Co. Buro-KG                 Myliusstra(beta)e 33-37                   60323          Frankfurt am Main    Germany
Aberlady B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Abiform Pty Limited                       Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
ABO Bijlsma Assurantien B.V.              P.C. Hooftweg 5                           1217 RJ        Hilversum            Netherlands
ABOYNE B.V.                               Strawinskylaan 2631                       1077 ZZ        Amsterdam            Netherlands
Abrocoma B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
ABV Staete B.V.                           Schenkkade 65                             2595 AS        Den Haag             Netherlands
Accomplished Leasing Limited              8 Bishopsgate                             EC2N 4AE       London               United
                                                                                                                         Kingdom
Aceros B.V.                               Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Aconto B.V.                               Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
ACT Administratie Service B.V.            Schenkkade 65                             2595 AS        Den Haag             Netherlands
ACT Computer Services B.V.                Schenkkade 65                             2595 AS        Den Haag             Netherlands
ACT Direct Investment Pty Limited         Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
ACT Internet Services B.V.                Schenkkade 65                             2595 AS        Den Haag             Netherlands
Acti Location SA                          90/102 Ave du General de Gaulle,
                                           Coeur de la Defense Tour  A, Place de
                                           la Defense                               92400          Paris                France
Acti-Bail Lyon SA                         50, Cours Franklin Roosevelt              69006          Lyon                 France
Acti-Bail SA                              90/102 Ave du General de Gaulle, Coeur
                                           de la Defense Tour  A, Place de la
                                           Defense                                  92400          Paris                France
Acti-Equipement (ex-Rivaud-Bail) SA       90/102 Ave du General de Gaulle, Coeur
                                           de la Defense Tour  A, Place de la
                                           Defense                                  92400          Paris                France
Administratie- en Trustkantoor van het
 Beleggingsfonds voor Protestants
 Nederland B.V.                           Herculesplein 5                           3584 AA        Utrecht              Netherlands
Administratiekantoor de Leuve B.V.        James Wattstraat 79                       1079 DL        Amsterdam            Netherlands
Adviser Lending Services Pty Limited      Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
Advisor Asset Management Limited          Level 1 160 Queen Street                  VIC 3000       Melbourne            Australia
Advisor Investment Services Limited       Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
Advisor Research Pty Limited              Level 1 160 Queen Street                  VIC 3000       Melbourne            Australia
Aeltus Trust Company                      10 State House Square                     CT 06103-3602  Hartford             United
                                                                                                                         States of
                                                                                                                         America
Aeneas Beheer B.V.                        Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Aetna (HK) Services Limited               2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong
Aetna (Netherlands) Holdings B.V.         Hoekenrode 6                              1102 BR        Amsterdam            Netherlands
Aetna Capital Holdings, Inc.                                                                                            United
                                                                                                                         States of
                                                                                                                         America
Aetna Financial Limited                   2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong
Aetna Financial Services, Inc.            151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna Heart Investment Company Ltd.       7F, No. 176, Sec. 1, Keelung Road         100            Taipeh               Taiwan
Aetna Heart Publishing Co. Ltd.           6F, 176, Keelung Road, Sec. 1             110            Taipei               Taiwan
Aetna Information Technology
 (Guangzhou) Limited                      Room 2906, Peace World Plaza, 362-366,
                                          Huan Shi Dong Lu                          510060         Guangzhou            China
Aetna Insurance Agency of Ohio, Inc.      151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna Insurance Agency of Texas,
 Inc. 1)                                  151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna International 1, LLC                151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna International 2, LLC                151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna International 3, LLC                151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna International 4, LLC                151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna International Fund Management,
 Inc.                                                                                                                   United
                                                                                                                         States of
                                                                                                                         America
Aetna International Holdings I Limited    2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong
Aetna International Holdings II Limited   2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong
Aetna Investment Adviser Holding
 Company, Inc.                            151 Farmington Avenue                     CT 06156       Hartford             United
                                                                                                                         States of
                                                                                                                         America
Aetna Life & Casually International
 Finance N.V.                             ABN Trustcompany (Curacao) N.V.,
                                           Pietermaai 15                                           Willemstad, Curacao  Netherlands
                                                                                                                         Antilles
Aetna MPF Limited                         2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong

COMPANY NAME                              ACTIVITY                BROKER/DEALER?        MARKET MAKER?         INVESTMENT ADVISORY?
----------------------------------------------------------------------------------------------------------------------------------
828809 Alberta Ltd.                       Inactive                No                    No                    No
829031 Alberta Ltd.                       Inactive                No                    No                    No
829037 Alberta Ltd.                       Inactive                No                    No                    No
A. Prins B.V.                             Insurance broker        No                    No                    No
A. Prins Makelaardij o/g B.V.             Insurance broker        No                    No                    No
A. van der Molen Herenmode B.V.           Cash Company            No                    No                    No
A. van der Pol Beleggingsmaatschappij
 Amsterdam B.V.                           Cash Company            No                    No                    No
A. Van Venrooy Beleggingen B.V.           Cash Company            No                    No                    No
A.G. Ilcken & Co. Buro-KG                 Real Estate Management  No                    No                    No
Aberlady B.V.                             Investment Company      No                    No                    No
Abiform Pty Limited                       Investment Company      No                    No                    No
ABO Bijlsma Assurantien B.V.              Insurance broker        No                    No                    No
ABOYNE B.V.                               Holding                 No                    No                    No
Abrocoma B.V.                             Cash Company            No                    No                    No
ABV Staete B.V.                           Real Estate Management  No                    No                    No
Accomplished Leasing Limited              Lease                   No                    No                    No
Aceros B.V.                               Cash Company            No                    No                    No
Aconto B.V.                               Cash Company            No                    No                    No
ACT Administratie Service B.V.            Holding                 No                    No                    No
ACT Computer Services B.V.                Service Company         No                    No                    No
ACT Direct Investment Pty Limited         Financial Services      No                    No                    No
ACT Internet Services B.V.                Holding                 No                    No                    No
Acti Location SA                          Financial Services      No                    No                    No
Acti-Bail Lyon SA                         Financial Services      No                    No                    No
Acti-Bail SA                              Financial Services      No                    No                    No
Acti-Equipement (ex-Rivaud-Bail) SA       Financial Services      No                    No                    No
Administratie- en Trustkantoor van het
 Beleggingsfonds voor Protestants
 Nederland B.V.                           Trust Company           No                    No                    No
Administratiekantoor de Leuve B.V.        Mngmnt. & Adm. of
                                           shares                 No                    No                    No
Adviser Lending Services Pty Limited      Lease                   No                    No                    No
Advisor Asset Management Limited          Financial Services      No                    No                    No
Advisor Investment Services Limited       Financial Services      No                    No                    No
Advisor Research Pty Limited              Financial Services      No                    No                    No
Aeltus Trust Company                      Trust Company           No                    No                    No
Aeneas Beheer B.V.                        Cash Company            No                    No                    No
Aetna (HK) Services Limited               Holding                 No                    No                    No
Aetna (Netherlands) Holdings B.V.         Service Company         No                    No                    No
Aetna Capital Holdings, Inc.                                      No                    No                    No
Aetna Financial Limited                   Financial Services      No                    No                    No
Aetna Financial Services, Inc.            Financial Services      No                    No                    No
Aetna Heart Investment Company Ltd.       Holding                 No                    No                    No
Aetna Heart Publishing Co. Ltd.           In Liquidation          No                    No                    No
Aetna Information Technology
 (Guangzhou) Limited                      Information Technology  No                    No                    No
Aetna Insurance Agency of Ohio, Inc.      Insurance Agency        No                    No                    No
Aetna Insurance Agency of Texas,
 Inc. 1)                                  Insurance Agency        No                    No                    No
Aetna International 1, LLC                                        No                    No                    No
Aetna International 2, LLC                                        No                    No                    No
Aetna International 3, LLC                                        No                    No                    No
Aetna International 4, LLC                                        No                    No                    No
Aetna International Fund Management,
 Inc.                                                             No                    No                    No
Aetna International Holdings I Limited                            No                    No                    No
Aetna International Holdings II Limited                           No                    No                    No
Aetna Investment Adviser Holding
 Company, Inc.                            Holding                 No                    No                    No
Aetna Life & Casually International
 Finance N.V.                                                     No                    No                    No
Aetna MPF Limited                                                 No                    No                    No

                                                                        TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %   BOARD Y/N
----------------------------------------------------------------------------------------------
Aetna Osotspa Life Assurance Co. Ltd.     Ltd.              50001030    26.94
Aetna Premium Collection Co.                                           100.00
Aetna Services Holding Company, Inc.      Inc.              50000726   100.00
Aetna Sinopac Credit Card Company
 Limited                                  Ltd.              50001038    49.99
Aetna South Life Insurance Agency Co.
 Ltd.                                     Ltd.              50001037    99.40
Aetna Trust Limited                       Ltd.                         100.00
Afamco B.V.                               B.V.              20002025   100.00
AFP Financial Holdings, Inc               Inc.                         100.00
AFP Insurance Services Ltd                Ltd.                         100.00
AFP Integra Peru                          S.A.                          60.20
AFP Santa Maria S.A.                      S.A.                          96.60
AFP Securities Inc.                       Inc.                         100.00
AFP Wealth Management, Inc.               Inc.                         100.00
Agfa Finance SA                           S.A.              20002164    48.39
Agpo Participatiemaatschappij B.V.        B.V.              20000805    52.50
Aibgee Pty Limited                        Ltd.              10001495   100.00
Air Finance Amsterdam B.V.                B.V.              20001121   100.00
Airlease Finance Ltd.                     Ltd.              20002215    36.36
Akelius Fonder Plc.                       Plc.                              -    Yes
Albranis B.V.                             B.V.              20001044   100.00
Alegro Krediet B.V.                       B.V.              20001527   100.00
Alegron Belegging B.V.                    B.V.              20000182   100.00
Algemeene Hypotheekbank N.V.              N.V.              20001917   100.00
Algemeene Waarborgmaatschappij N.V.       N.V.              20001926   100.00
Alismafar Beheer B.V.                     B.V.              20001648   100.00
Alkmare B.V.                              B.V.              40000026   100.00
Allgemeine Deutsche Direktbank AG         AG                20001950    70.00
Almacenadora Comercial America            S.A. de C.V.                  99.84
Almenzor B.V.                             B.V.              20001116   100.00
Alpha 2 GmbH                              GmbH              20000003   100.00
Alpha 3 GmbH                              GmbH              20000004   100.00
Alpha 4 GmbH                              GmbH              20000005   100.00
Altasec N.V.                              N.V.              20001014   100.00
Altigest S.A.                             S.A.                          53.00
Altube B.V.                               B.V.              20001618   100.00
Alyssum B.V.                              B.V.              50000549   100.00
Amellus Capital Ltd.                      Ltd.              20002162   100.00
Amellus Holdings Ltd.                     Ltd.              20002051   100.00
Amer IV Monumenten B.V.                   B.V.              50000104   100.00
Amerbank                                  S.A.              20002090    36.44
Ameribest Life Insurance Company                            50000168   100.00
Amersfoort Premiewoningen B.V.            B.V.              10000559    50.00
Amersfoort-Staete B.V.                    B.V.              10000527   100.00
Amfas Explotatie Maatschappij B.V.        B.V.              10000610   100.00
Amfas Hypotheken N.V.                     N.V.              10000619   100.00
Amfas Pty Ltd.                            Ltd.              10001417   100.00
Amstel Gaasperdam B.V.                    B.V.              20001948   100.00
Amsterdamse Poort Holding IV B.V.         B.V.              40000105   100.00
Amsterdamse Poort II B.V.                 B.V.              40000116   100.00
Amsterdamse Poort IV B.V.                 B.V.              40000113   100.00
Amstgeld Global Custody NV                N.V.              50000106   100.00
Amstgeld Management AG                    A.G.              20001941   100.00
Amstgeld Trust AG                         A.G.              20001940   100.00
Anardel B.V.                              B.V.              20002030   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE    CITY                 COUNTRY
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Osotspa Life Assurance Co. Ltd.     No. 130-132, 16th & 29th Floor, Sindhorn
                                           Building, Tower 3, Wireless Road         10330          Bangkok              Thailand
Aetna Premium Collection Co.                                                                                            Japan
Aetna Services Holding Company, Inc.      151 Farmington Avenue                     CT 06156       Hartfort, CT         United
                                                                                                                         States of
                                                                                                                         America
Aetna Sinopac Credit Card Company
 Limited                                  12/13F, No. 760, Sec. 4, Pa-Der Road      105            Taipei               Taiwan
Aetna South Life Insurance Agency Co.
 Ltd.                                     18F, No. 366, Po-Ai First Road                           Kaoshiung            Taiwan
Aetna Trust Limited                       2818, Two Pacific Place, 88 Queensway                    Hong Kong            Hong Kong
Afamco B.V.                               Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
AFP Financial Holdings, Inc.              20 Erb Street, suite 800                  N2L 1T2        Waterloo (Ont.)      Canada
AFP Insurance Services Ltd.               20 Erb Street, suite 800                  N2L 1T2        Waterloo (Ont.)      Canada
AFP Integra Peru                          Av Canaval y Moreyra 522, 6to Piso        27             Lima                 Peru
AFP Santa Maria S.A.                      Av. Nueva Tajamar 481, piso 17, Torre
                                           Norte, Las Condes                        0              Santiago de Chile    Chile
AFP Securities Inc.                       20 Erb Street, suite 800                  N2L 1T2        Waterloo (Ont.)      Canada
AFP Wealth Management, Inc.               20 Erb Street, suite 800                  N2L 1T2        Waterloo (Ont.)      Canada
Agfa Finance SA                                                                                    Bruxelles            Belgium
Agpo Participatiemaatschappij B.V.        Runnenburg 30                             3981 AZ        Bunnik               Netherlands
Aibgee Pty Limited                        Level 1 160 Queen Street                  VIC 3000       Melbourne            Australia
Air Finance Amsterdam B.V.                Karspeldreef 15                           1101 CK        Amsterdam Zuidoost   Netherlands
Airlease Finance Ltd.                                                                              Shannon              Ireland
Akelius Fonder Plc.                       IFSC House, International Financial
                                           Services Centre                          1              Dublin               Ireland
Albranis B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Alegro Krediet B.V.                       Hang 6                                    3011 GG        Rotterdam            Netherlands
Alegron Belegging B.V.                    Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Algemeene Hypotheekbank N.V.              Mr. Treublaan 7                           1097 DP        Amsterdam            Netherlands
Algemeene Waarborgmaatschappij N.V.       Mr. Treublaan 7                           1097 DP        Amsterdam            Netherlands
Alismafar Beheer B.V.                     Herculesplein 5                           3584 AA        Utrecht              Netherlands
Alkmare B.V.                              Schenkkade 65                             2595 AS        Den Haag             Netherlands
Allgemeine Deutsche Direktbank AG         Baselerstrasse 27-31                      60037          Frankfurt am Main    Germany
Almacenadora Comercial America            Periferico Sur 3325, 10th Floor, Col.
                                           San Geranimo Aculco                      10400          Mexico City          Mexico
Almenzor B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Alpha 2 GmbH                              Willinghusener Weg 5B                     22113          Oststeinbek          Germany
Alpha 3 GmbH                              Willinghusener Weg 5B                     22113          Oststeinbek          Germany
Alpha 4 GmbH                              Willinghusener Weg 5B                     22113          Oststeinbek          Germany
Altasec N.V.                              Kaya W.F.G. (Jombi) Mensing 14                           Willemstad, Curacao  Netherlands
                                                                                                                         Antilles
Altigest S.A.                             4 Place Vendome                           75001          Paris                France
Altube B.V.                               Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Alyssum B.V.                              Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands
Amellus Capital Ltd.                      67 Landsdowne Road                        4              Dublin               Ireland
Amellus Holdings Ltd.                     67 Landsdowne Road                        4              Dublin               Ireland
Amer IV Monumenten B.V.                   Mr Treublaan 7                            1097 DP        Amsterdam            Netherlands
Amerbank                                  Marszalkowska Street 115                  102            Warszawa             Poland
Ameribest Life Insurance Company          909 Locust Street                         IA 50309       Des Moines           United
                                                                                                                         States of
                                                                                                                         America
Amersfoort Premiewoningen B.V.            Schenkkade 65                             2595 AS        Den Haag             Netherlands
Amersfoort-Staete B.V.                    Schenkkade 65                             2595 AS        Den Haag             Netherlands
Amfas Explotatie Maatschappij B.V.        Strawinskylaan 2631                       1077 ZZ        Amsterdam            Netherlands
Amfas Hypotheken N.V.                     Weena 505                                 3013 AL        Rotterdam            Netherlands
Amfas Pty Ltd.                            Level 13, 347 Kent Street                 NSW 2000       Sydney               Australia
Amstel Gaasperdam B.V.                    Mr. Treublaan 7                           1097 DP        Amsterdam            Netherlands
Amsterdamse Poort Holding IV B.V.         Schenkkade 65                             2595 AS        Den Haag             Netherlands
Amsterdamse Poort II B.V.                 Schenkkade 65                             2595 AS        Den Haag             Netherlands
Amsterdamse Poort IV B.V.                 Schenkkade 65                             2595 AS        Den Haag             Netherlands
Amstgeld Global Custody NV                Paleisstraat 1                            1012 RB        Amsterdam            Netherlands
Amstgeld Management AG                    Alpenstrasse 1                            6304           Zug                  Switzerland
Amstgeld Trust AG                         Alpenstrasse 1                            6304           Zug                  Switzerland
Anardel B.V.                              Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost   Netherlands

COMPANY NAME                              ACTIVITY                BROKER/DEALER?        MARKET MAKER?         INVESTMENT ADVISORY?
----------------------------------------------------------------------------------------------------------------------------------
Aetna Osotspa Life Assurance Co. Ltd.     Life Insurance          No                    No                    No
Aetna Premium Collection Co.                                      No                    No                    No
Aetna Services Holding Company, Inc.      Service Company         No                    No                    No
Aetna Sinopac Credit Card Company
 Limited                                  Credit Card Company     No                    No                    No
Aetna South Life Insurance Agency Co.
 Ltd.                                     Life Insurance          No                    No                    No
Aetna Trust Limited                       Trust Company           No                    No                    No
Afamco B.V.                               Cash Company            No                    No                    No
AFP Financial Holdings, Inc.              Financial Services      No                    No                    No
AFP Insurance Services Ltd.               Financial Services      No                    No                    No
AFP Integra Peru                          Financial Services      No                    No                    No
AFP Santa Maria S.A.                                              No                    No                    No
AFP Securities Inc.                       Financial Services      No                    No                    No
AFP Wealth Management, Inc.               Financial Services      No                    No                    No
Agfa Finance SA                           Financial Services      No                    No                    No
Agpo Participatiemaatschappij B.V.        Venture Capital         No                    No                    No
Aibgee Pty Limited                        Insurance Agency        No                    No                    No
Air Finance Amsterdam B.V.                Lease                   No                    No                    No
Airlease Finance Ltd.                     Lease                   No                    No                    No
Akelius Fonder Plc.                       Investment Fund         No                    No                    No
Albranis B.V.                             Cash Company            No                    No                    No
Alegro Krediet B.V.                       Finance Company         No                    No                    No
Alegron Belegging B.V.                    Financial Services      No                    No                    No
Algemeene Hypotheekbank N.V.              Hypotheek/Mortgage
                                           bank                   No                    No                    No
Algemeene Waarborgmaatschappij N.V.       Hypotheek/Mortgage
                                           bank                   No                    No                    No
Alismafar Beheer B.V.                     Management Company
                                           (general)              No                    No                    No
Alkmare B.V.                              Real Estate Management  No                    No                    No
Allgemeine Deutsche Direktbank AG         General Bank            No                    No                    No
Almacenadora Comercial America            Financial Services      No                    No                    No
Almenzor B.V.                             Cash Company            No                    No                    No
Alpha 2 GmbH                              Lease                   No                    No                    No
Alpha 3 GmbH                              Lease                   No                    No                    No
Alpha 4 GmbH                              Lease                   No                    No                    No
Altasec N.V.                              Investment Company      No                    No                    No
Altigest S.A.                             Real Estate Management  No                    No                    No
Altube B.V.                               Cash Company            No                    No                    No
Alyssum B.V.                              Cash Company            No                    No                    No
Amellus Capital Ltd.                      Service Company         No                    No                    No
Amellus Holdings Ltd.                     Finance Company         No                    No                    No
Amer IV Monumenten B.V.                   Real Estate
                                           Exploitation           No                    No                    No
Amerbank                                  Finance Company         No                    No                    No
Ameribest Life Insurance Company          Life Insurance          No                    No                    No
Amersfoort Premiewoningen B.V.            Real Estate Investments No                    No                    No
Amersfoort-Staete B.V.                    Real Estate
                                           Exploitation           No                    No                    No
Amfas Explotatie Maatschappij B.V.        Holding                 No                    No                    No
Amfas Hypotheken N.V.                     Hypotheek/Mortgage
                                           bank                   No                    No                    No
Amfas Pty Ltd.                            Investment Company      No                    No                    No
Amstel Gaasperdam B.V.                    Financial Services      No                    No                    No
Amsterdamse Poort Holding IV B.V.         Holding                 No                    No                    No
Amsterdamse Poort II B.V.                 Real Estate
                                           Development            No                    No                    No
Amsterdamse Poort IV B.V.                 Real Estate
                                           Development            No                    No                    No
Amstgeld Global Custody NV                Custody                 No                    No                    No
Amstgeld Management AG                    Investment Management   No                    No                    No
Amstgeld Trust AG                         Financial Services      No                    No                    No
Anardel B.V.                              Cash Company            No                    No                    No

                                                                        TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %   BOARD Y/N
------------------------------------------------------------------------------------------
Anilius N.V.                              N.V.              20002389   100.00
Ansimmo S A                               S.A.              20002250    42.90
Antilliaanse Borg-Maatschappij N.V.       N.V.              10001477   100.00
Antof N.V.                                N.V.              50000002   100.00
Anton Bassant Holding B.V.                B.V.              50000005   100.00
AO Artsen-Verzekeringen N.V.              N.V.              10000008   100.00
Apollo Fund Plc.                                                            -    Yes
Apollonia Levensverzekering N.V.          N.V.              10000019   100.00
APW Industriebeteiligungs-GmbH            GmbH              50000228    98.23
Aralar B.V.                               B.V.              20001530   100.00
Arcelia Limited                           Ltd.              50001052   100.00
Arenda B.V.                               B.V.              20000674   100.00
Arenda Holding B.V.                       B.V.              20001522   100.00
Arenda I B.V.                             B.V.              20001521   100.00
Arenda II B.V.                            B.V.              20001753   100.00
Arenda III B.V.                           B.V.              20001518   100.00
Arenda IV B.V.                            B.V.              20001528   100.00
Armstrong Jones Life Assurance Limited    Ltd.              10001517   100.00
Armstrong Jones Management Limited        Ltd.              10001523   100.00
Armstrong Jones Nominees (NZ) Limited     Ltd.              10001521   100.00
Armstrong Jones Portfolio Management
 Pty Ltd.                                 Ltd.              10001522   100.00
Armstrong Jones Project Management Pty
 Ltd.                                     Ltd.              10001524   100.00
Armstrong Jones Pty Ltd.                  Ltd.              10001525   100.00
Arnhem Staete B.V.                        B.V.              10000560   100.00
Arnold Limited                            Ltd.              20001369   100.00
Arrendadora Comercial America             S.A. de C.V.                  99.84
Arrowhead Ltd.                            Ltd.              50000169   100.00
Artolis B.V.                              B.V.              20001771   100.00
Asa studenten uitzendbureau holding B.V.  B.V.              20002359   100.00
Asesories Previdencia                     S.A.                          99.00
Asiagest S.A.                             AG                50000517    47.37
Assorti Beheer Amsterdam B.V.             B.V.              20001949   100.00
Assurantie- en Adviesbureau HAVINGA B.V.  B.V.              10001297   100.00
Assurantiebedrijf "De Maaspoort" B.V.     B.V.              10001306   100.00
Assurantiebedrijf ING Bank N.V.           N.V.              20000218   100.00
Assurantiekantoor Ant. J. Belt B.V.       B.V.              10001272   100.00
Assurantiekantoor D. Schouten B.V.        B.V.              10001320   100.00
Assurantiekantoor Fred C. Meyster Jr. B V.B.V.              10001351   100.00
Assurantiekantoor Honig & Hageman B.V.    B.V.              20000725   100.00
Assurantiekantoor Kaandorp B.V.           B.V.              10001360   100.00
Assurantiekantoor W.J. van der Put B.V.   B.V.              10001312   100.00
Assurantiemaatschappij "De Zeven
 Provincien" N.V.                         N.V.              10000513   100.00
Athelas Limited                           Ltd.              10001437   100.00
Atitlan B.V.                              B.V.              20001249   100.00
Atlantis Asian Recovery Fund Plc.         Plc.                              -    Yes
Atlantis KOSDAQ Fund                                                        -    Yes
Atlas Gestion OPCVM                       AG                50000515    92.90
Atlas InvesteringsGroep N.V.              B.V.              20000108    33.23
Austadvisers Equity Pty Limited           Ltd.              50000348   100.00
Austadvisors Financial Services Ltd.      Ltd.              50000329   100.00
Austbrokers Holdings Ltd.                 Ltd.              10001430   100.00
Austbrokers Investments Pty Ltd.          Ltd.              10001494   100.00
Austbrokers Pty Ltd.                      Ltd.              10001431   100.00
Austbrokers Underwriting Pty Ltd          Ltd.              50000325   100.00

COMPANY NAME                                ADDRESS                             POSTAL CODE   CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Anilius N.V.                                Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Ansimmo S A                                                                                   Tournai              Belgium
Antilliaanse Borg-Maatschappij N.V.         Kaya W.F.G. (Jombi) Mensing 14                    Willemstad, Curacao  Netherlands
                                                                                                                    Antilles
Antof N.V.                                  Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Anton Bassant Holding B.V.                  Drentestraat 24                     1083 HK       Amsterdam            Netherlands
AO Artsen-Verzekeringen N.V.                Koninginnegracht 93                 2514 AK       Den Haag             Netherlands
Apollo Fund Plc.                            IFSC House, International
                                             Financial Services Centre          1             Dublin               Ireland
Apollonia Levensverzekering N.V.            Brugwal 1                           3432 NZ       Nieuwegein           Netherlands
APW Industriebeteiligungs-GmbH              Bockenheimer Landstrasse 10         60323         Frankfurt am Main    Germany
Aralar B.V.                                 Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Arcelia Limited                             2818, Two Pacific Place, 88
                                             Queensway                                        Hong Kong            Hong Kong
Arenda B.V.                                 Reeuwijkse Poort 211                2811 MZ       Reeuwijk             Netherlands
Arenda Holding B.V.                         Reeuwijkse Poort 211                2811 MZ       Reeuwijk             Netherlands
Arenda I B.V.                               Reeuwijkse Poort 211                2811MZ        Reeuwijk             Netherlands
Arenda II B.V.                              Reeuwijkse Poort 211                2811MZ        Reeuwijk             Netherlands
Arenda III B.V.                             Reeuwijkse Poort 211                2811 MZ       Reeuwijk             Netherlands
Arenda IV B.V.                              Reeuwijkse Poort 211                2811 MZ       Reeuwijk             Netherlands
Armstrong Jones Life Assurance Limited      347 Kent Street, level 11           NSW 2000      Sydney               Australia
Armstrong Jones Management Limited          347 Kent Street, level 11           NSW 2000      Sydney               Australia
Armstrong Jones Nominees (NZ) Limited       135 Albert Street, Level 13         1             Auckland             New Zealand
Armstrong Jones Portfolio Managament
 Pty Ltd.                                   347 Kent Street, level 11           NSW 2000      Sydney               Australia
Armstrong Jones Project Management
 Pty Ltd.                                   347 Kent Street, level 11           NSW 2000      Sydney               Australia
Armstrong Jones Pty Ltd.                    347 Kent Street, level 11           NSW 2000      Sydney               Australia
Arnhem Staete B.V.                          Schenkkade 65                       2595 AS       Den Haag             Netherlands
Arnold Limited                              St. Julians Avenue                  GY1 3DA       Guernsey             United Kingdom
Arrendadora Comercial America               Periferico Sur 3325, 10th Floor,
                                             Col. San Geranimo Aculco           10400         Mexico City          Mexico
Arrowhead Ltd.                              Cedar House, 41 Cedar Avenue                      Hamilton             Bermuda
Artolis B.V.                                Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Asa studenten uitzendbureau holding B.V.    Herculesplein 5                     3584 AA       Utrecht              Netherlands
Asesories Previdencia                       Av. Nueva Tajamar 481, piso 17,
                                             Torre Norte, Las Condes                          Santiago de Chile    Chile
Asiagest S.A.                               4, place Vendome                    75001         Paris                France
Assorti Beheer Amsterdam B.V.               Mr. Treublaan 7                     1097 DP       Amsterdam            Netherlands
Assurantie- en Adviesbureau HAVINGA B.V.    Hereweg 15                          9967 PP       Eenrum               Netherlands
Assurantiebedrijf "De Maaspoort" B.V.       Lange Nieuwstraat 227               3111 AJ       Schiedam             Netherlands
Assurantiebedrijf ING Bank N.V.             Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Assurantiekantoor Ant. J. Belt B.V.         Looierslaan 48                      2264 AB       Leidschendam         Netherlands
Assurantiekantoor D. Schouten B.V.          Strawinskylaan 2631                 1077 ZZ       Amsterdam            Netherlands
Assurantiekantoor Fred C. Meyster Jr.
 B.V.                                       Strawinskylaan 2631                 1077 ZZ       Amsterdam            Netherlands
Assurantiekantoor Honig & Hageman B.V.      Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Assurantiekantoor Kaandorp B.V.             Dorpsstraat 13                      1920 AA       Akersloot            Netherlands
Assurantiekantoor W.J. van der Put B.V.     Strawinskylaan 2631                 1077 ZZ       Amsterdam            Netherlands
Assurantiemaatschappij "De Zeven
 Provincien" N.V.                           Weena 505                           3013 AL       Rotterdam            Netherlands
Athelas Limited                             Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Atitlan B.V.                                Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Atlantis Asian Recovery Fund Plc.           IFSC House, International
                                             Financial Services Centre          1             Dublin               Ireland
Atlantis KOSDAQ Fund                        IFSC House, International
                                             Financial Services Centre          1             Dublin               Ireland
Atlas Gestion OPCVM                         4, place Vendome                    75001         Paris                France
Atlas InvesteringsGroep N.V.                Leeuwenveldseweg 16                 1382 LX       Weesp                Netherlands
Austadvisers Equity Pty Limited             Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Austadvisors Financial Services Ltd.        Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Austbrokers Holdings Ltd.                   Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Austbrokers Investments Pty Ltd.            Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Austbrokers Pty Ltd.                        Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Austbrokers Underwriting Pty Ltd            Level 13, 347 Kent Street           NSW 2000      Sydney               Australia

COMPANY NAME                                 ACTIVITY                       BROKER/DEALER?   MARKET MAKER?    INVESTMENT ADVISORY?
----------------------------------------------------------------------------------------------------------------------------------
Anilius N.V.                                 Cash Company                   No               No               No
Ansimmo S A                                  Financial Services             No               No               No
Antilliaanse Borg-Maatschappij N.V.          Insurance: General             No               No               No
Antof N.V.                                   Cash Company                   No               No               No
Anton Bassant Holding B.V.                   Cash Company                   No               No               No
AO Artsen-Verzekeringen N.V.                 Insurance: General             No               No               No
Apollo Fund Plc.                             Investment Fund                No               No               No
Apollonia Levensverzekering N.V.             Insurance: Life & General      No               No               No
APW Industriebeteiligungs-GmbH               Finance Company                No               No               No
Aralar B.V.                                  Cash Company                   No               No               No
Arcelia Limited                              Holding                        No               No               No
Arenda B.V.                                  Finance Company                No               No               No
Arenda Holding B.V.                          Management Company (general)   No               No               No
Arenda I B.V.                                Finance Company                No               No               No
Arenda II B.V.                               Finance Company                No               No               No
Arenda III B.V.                              Finance Company                No               No               No
Arenda IV B.V.                               Insurance broker               No               No               No
Armstrong Jones Life Assurance Limited       Life Insurance                 No               No               No
Armstrong Jones Management Limited           Holding                        No               No               No
Armstrong Jones Nominees (NZ) Limited        Custody                        No               No               No
Armstrong Jones Portfolio Managament
 Pty Ltd.                                    Dormant Company                No               No               No
Armstrong Jones Project Management
 Pty Ltd.                                    Real Estate Development        No               No               No
Armstrong Jones Pty Ltd.                     Dormant Company                No               No               No
Arnhem Staete B.V.                           Investment Management          No               No               No
Arnold Limited                               Management Company             No               No               No
Arrendadora Comercial America                Lease                          No               No               No
Arrowhead Ltd.                               Reinsurance                    No               No               No
Artolis B.V.                                 Cash Company                   No               No               No
Asa studenten uitzendbureau holding B.V.     Service Company                No               No               No
Asesories Previdencia                                                       No               No               No
Asiagest S.A.                                Investment Management          No               No               No
Assorti Beheer Amsterdam B.V.                Mortgage Bank                  No               No               No
Assurantie- en Adviesbureau HAVINGA B.V.     Insurance Agency               No               No               No
Assurantiebedrijf "De Maaspoort" B.V.        Insurance Agency               No               No               No
Assurantiebedrijf ING Bank N.V.              Insurance Agency               No               No               No
Assurantiekantoor Ant. J. Belt B.V.          Insurance Agency               No               No               No
Assurantiekantoor D. Schouten B.V.           Insurance Agency               No               No               No
Assurantiekantoor Fred C. Meyster Jr. B.V.   Insurance Agency               No               No               No
Assurantiekantoor Honig & Hageman B.V.       Insurance Agency               No               No               No
Assurantiekantoor Kaandorp B.V.              Insurance Agency               No               No               No
Assurantiekantoor W.J. van der Put B.V.      Insurance Agency               No               No               No
Assurantiemaatschappij
 "De Zeven Provincien" N.V.                  Insurance: Non-life            No               No               No
Athelas Limited                              Financial Services             No               No               No
Atitlan B.V.                                 Investment Company             No               No               No
Atlantis Asian Recovery Fund Plc.            Investment Fund                No               No               No
Atlantis KOSDAQ Fund                         Investment Fund                No               No               No
Atlas Gestion OPCVM                          Investment Management          No               No               No
Atlas InvesteringsGroep N.V.                 Venture Capital                No               No               No
Austadvisers Equity Pty Limited              Holding                        No               No               No
Austadvisors Financial Services Ltd.         Investment Advisory            No               No               No
Austbrokers Holdings Ltd.                    Holding                        No               No               No
Austbrokers Investments Pty Ltd.             Investment Company             No               No               No
Austbrokers Pty Ltd.                         Investment Company             No               No               No
Austbrokers Underwriting Pty Ltd             Insurance Broker               No               No               No

                                                                        TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %   BOARD Y/N
------------------------------------------------------------------------------------------
Austplanners Asset Management Pty
 Limited                                  Ltd.              50000324   100.00
Australian Bus & Coach Underwriting
 Agents Pty Ltd                           Ltd.              50000902   100.00
Australian Community Insurance Ltd.       Ltd.              10001421   100.00
Australian General Insurance Co. Ltd.     Ltd.              10001418   100.00
Austservices Pty Limited                  Ltd.              50000330   100.00
Ausvest Portfolio Service Pty Ltd         Ltd.              50000331   100.00
Autofinaciamiento Comercial America       S.A. de C.V.                  99.84
Autolease Oss B.V.                        B.V.              20000641   100.00
Autolease s a                             S.A.              20002217   100.00
Autopartes Internacianales Marve          S.A. de C.V.                  96.25
Autoservices Marlin                       S.A. de C.V.                  96.25
AVR Verzekeringen B.V.                    B.V.              10001326   100.00
B & F Properties B.V.                     B.V.              50000229    98.23
B EPSYS                                   S.A.              50000594   100.00
B.B.A.H. Pty Limited                      Ltd.              50000403   100.00
B.B.H.P. Pty. Limited                     Ltd.              50000411    50.00
B.H.G. Ventures Management Limited        Ltd.              50000824   100.00
B.S.A.L. FAST NOMINEES PROPRIETARY
 LIMITED                                  Ltd.              50001014   100.00
B.V. "De Administratie" Maatschappij
 tot Explotatie van Onroerende Goederen   B.V.              10000558   100.00
B.V. Administratie Centrum voor
 Tussenpersonen "A.C.T."                  B.V.              10000100   100.00
B.V. Algemene Beleggingsmaatschappij
 "Lapeg"                                  B.V.              10000503   100.00
B.V. Algemene Beleggingsmaatschappij
 CenE Bankiers N.V.                       B.V.              20000603   100.00
B.V. Algemene Beleggingsmaatschappij
 Kievietsdaal                             B.V.              10000070   100.00
B.V. Algemene Beleggingsmaatschappij
 Reigerdaal                               B.V.              10000030   100.00
B.V. Algemene Beleggingsmaatschappij Van
 Markenlaan                               B.V.              10000069   100.00
B.V. Amiloh                               B.V.              10000529   100.00
B.V. Bedrijven Park G.P                   B.V.              40000251    50.00
B.V. Beheersmaatschappij Nuyt en Heikens  B.V.              20001656   100.00
B.V. Beleggingsmaatschappij van der
 Horst                                    B.V.              20002012   100.00
B.V. Beleggingsmaatschappij Vinkendaal    B.V.              10000032   100.00
B.V. De Oude Aa-Stroom                    B.V.              10000572   100.00
B.V. Deelnemings- en
 Financieringsmaatschappij "Nova Zembla"  B.V.              20001784   100.00
B.V. Financieringsmaatschappij "Vola"     B.V.              20001515   100.00
B.V. Gemeenschappelijk Bezit Aandelen
 Necigef                                  B.V.              20000232    25.00
B.V. ING Mestra A                         B.V.              50000772   100.00
B.V. ING Mestra B                         B.V.              50000785   100.00
B.V. Kredietmaatschappij VOLA             B.V.              20001516   100.00
B.V. Maatschappij van Onroerende
 Goederen 'Het Middenstandshuis'          B.V.              20000006   100.00
B.V. Maatschappij van Onroerende
 Goederen 'Het Middenstandshuis A'        B.V.              20000619   100.00
B.V. Maatschappij van Onroerende
 Goederen 'Het Middenstandshuis B'        B.V.              20000620   100.00
B.V. Maatschappij van Onroerende
 Goederen 'Het Middenstandshuis C'        B.V.              20000621   100.00
B.V. Nederlandse Flatbouwmaatschappij     B.V.              10000570   100.00
B.V. Trust en administratiekantoor van
 Bank Mendes Gans N.V.                    B.V.              20001787   100.00
B.V. Vermogensplanning N.b.i              B.V.              20001942    50.00
B.V. Vulca Beleggingsmaatschappij         B.V.              20001655   100.00
B.V. Wensley-E                            B.V.              50000550   100.00
B.V. Woningbeheer Grootebroek             B.V.              50000563   100.00
Bainbridge B.V.                           B.V.              20001534   100.00
Baker Insurance Brokers Ltd.              Ltd.                         100.00
Bald Eagle                                                                  -    Yes
Bancory B.V.                              B.V.              50000003   100.00
BancWest Insurance Agency, Inc.           Inc.              50000170   100.00
Banque Baring Brothers (Suisse) S A       S.A.              20001232    70.00
Banque Commerciale du Burundi             S.A.              20002126    49.00

COMPANY NAME                                ADDRESS                             POSTAL CODE   CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Austplanners Asset Management Pty Limited   Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Australian Bus & Coach Underwriting
 Agents Pty Ltd                             Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Australian Community Insurance Ltd.         Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Australian General Insurance Co. Ltd.       Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Austservices Pty Limited                    Level 13, 347 Kent Street           NSW 2000      Sydney               Australia
Ausvest Portfolio Service Pty Ltd           Level 2, 10 Barrack Street          NSW 2000      Sydney               Australia
Autofinaciamiento Comercial America         Periferico Sur 3325, 10th Floor,
                                             Col. San Geranimo Aculco           10400         Mexico City          Mexico
Autolease Oss B.V.                          Pettelaarpark 80                    5201 DC       Den Bosch            Netherlands
Autolease s a                                                                                 Bruxelles            Belgium
Autopartes Internacianales Marve            Periferico Sur 3325, 10th Floor,
                                             Col. San Geranimo Aculco           10400         Mexico City          Mexico
Autoservices Marlin                         Periferico Sur 3325, 10th Floor,
                                             Col. San Geranimo Aculco           10400         Mexico City          Mexico
AVR Verzekeringen B.V.                      Herenstraat 108                     3911 JH       Rhenen               Netherlands
B & F Properties B.V.                       Haaksbergweg 27                     1101 BP       Amsterdam            Netherlands
B EPSYS                                     24, Avenue Marnix                   1000          Brussels             Belgium
B.B.A.H. Pty Limited                        Level 9, 7 Macquarie place          NSW 2000      Sydney               Australia
B.B.H.P. Pty. Limited                       7 Macquarie Place, level 9          NSW 2000      Sydney               Australia
B.H.G. Ventures Management Limited          74 Brook Street                     WIY 1YD       London               United Kingdom
B.S.A.L. FAST NOMINEES PROPRIETARY          Level 39, Gateway 1, Macquarie
 LIMITED                                     Place                              NSW 2000      Sydney               Australia
B.V. "De Administratie" Maatschappij tot
 Explotatie van Onroerende Goederen         Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Administratie Centrum voor
 Tussenpersonen "A.C.T."                    Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Algemene Beleggingsmaatschappij
 "Lapeg"                                    Prinses Beatrixlaan 15              2595 AK       Den Haag             Netherlands
B.V. Algemene Beleggingsmaatschappij
 CenE Bankiers N.V.                         Herculesplein 5                     3584 AA       Utrecht              Netherlands
B.V. Algemene Beleggingsmaatschappij
 Kievietsdaal                               Prinses Beatrixlaan 15              2595 AK       Den Haag             Netherlands
B.V. Algemene Beleggingsmaatschappij
 Reigerdaal                                 Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Algemene Beleggingsmaatschappij
 Van Markenlaan                             Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Amiloh                                 Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Bedrijven Park G.P.                    Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Beheersmaatschappij Nuyt en Heikens    Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
B.V. Beleggingsmaatschappij van der Horst   Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
B.V. Beleggingsmaatschappij Vinkendaal      Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. De Oude Aa-Stroom                      Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Deelnemings- en
 Financieringsmaatschappij "Nova Zembla"    Herengracht 619                     1017 CE       Amsterdam            Netherlands
B.V. Financieringsmaatschappij "Vola"       James Wattstraat 79                 1079 DL       Amsterdam            Netherlands
B.V. Gemeenschappelijk Bezit Aandelen
 Necigef                                    mr D.H.L. Yong, Postbus 1800        1000 BV       Amsterdam Zuidoost   Netherlands
B.V. ING Mestra A                           Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. ING Mestra B                           Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Kredietmaatschappij VOLA               James Wattstraat 79                 1097 DL       Amsterdam            Netherlands
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis'                     Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis A'                   Van Heenvlietlaan 220               1083 CN       Amsterdam            Netherlands
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis B'                   Bijlmerplein 888                    1102 MG       Amsterdam            Netherlands
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis C'                   Van Heenvlietlaan 220               1083 CN       Amsterdam            Netherlands
B.V. Nederlandse Flatbouwmaatschappij       Schenkkade 65                       2595 AS       Den Haag             Netherlands
B.V. Trust en administratiekantoor van
 Bank Mendes Gans N.V.                      Herengracht 619                     1017 CE       Amsterdam            Netherlands
B.V. Vermogensplanning N.b.i.               Mr. Treublaan 7                     1097 DP       Amsterdam            Netherlands
B.V. Vulca Beleggingsmaatschappij           Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
B.V. Wensley-E                              Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
B.V. Woningbeheer Grootebroek               Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Bainbridge B.V.                             Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Baker Insurance Brokers Ltd.                302 - 15th Avenue SW                AB T2P 2C7    Calgary              Canada
Bald Eagle                                  P.O. Box 71, 30 De Castro Street,                 Tortola              British Virgin
                                             Road Town                                                              Islands
Bancory B.V.                                Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
BancWest Insurance Agency, Inc.             400 First Street South, Suite 300   MN 56301      St Cloud             United States
                                                                                 -3600                              of America
Banque Baring Brothers (Suisse) S A         Rue de Rhone 112                    1211          Geneve 3             Switzerland
Banque Commerciale du Burundi               Chaussee Prince Louis Rwagasore     PO Box 990    Bujumbura            Burundi

COMPANY NAME                                 ACTIVITY                       BROKER/DEALER?   MARKET MAKER?    INVESTMENT ADVISORY?
----------------------------------------------------------------------------------------------------------------------------------
Austplanners Asset Management Pty Limited    Financial Services             No               No               No
Australian Bus & Coach Underwriting Agents
 Pty Ltd                                     Insurance Agency               No               No               No
Australian Community Insurance Ltd.          Dormant Company                No               No               No
Australian General Insurance Co. Ltd.        Dormant Company                No               No               No
Austservices Pty Limited                     Financial Services             No               No               No
Ausvest Portfolio Service Pty Ltd            Financial Services             No               No               No
Autofinaciamiento Comercial America          Financial Services             No               No               No
Autolease Oss B.V.                           Lease                          No               No               No
Autolease s a                                Lease                          No               No               No
Autopartes Internacianales Marve             Financial Services             No               No               No
Autoservices Marlin                          Financial Services             No               No               No
AVR Verzekeringen B.V.                       Insurance Broker               No               No               No
B & F Properties B.V.                        Real Estate Development        No               No               No
B EPSYS                                      Payment Services               No               No               No
B.B.A.H. Pty Limited                         Holding                        No               No               No
B.B.H.P. Pty. Limited                        Trust Company                  No               No               No
B.H.G. Ventures Management Limited           Asset Management               No               No               No
B.S.A.L. FAST NOMINEES PROPRIETARY LIMITED   Clearing Institute             No               No               No
B.V. "De Administratie" Maatschappij tot
 Explotatie van Onroerende Goederen          Holding                        No               No               No
B.V. Administratie Centrum voor
 Tussenpersonen "A.C.T."                     Service Company                No               No               No
B.V. Algemene Beleggingsmaatschappij
 "Lapeg"                                     Dormant Company                No               No               No
B.V. Algemene Beleggingsmaatschappij
 CenE Bankiers N.V.                          Investment Company             No               No               No
B.V. Algemene Beleggingsmaatschappij
 Kievietsdaal                                Investment Company             No               No               No
B.V. Algemene Beleggingsmaatschappij
 Reigerdaal                                  Real Estate Investments        No               No               No
B.V. Algemene Beleggingsmaatschappij
 Van Markenlaan                              Real Estate Investments        No               No               No
B.V. Amiloh                                  Real Estate Investments        No               No               No
B.V. Bedrijven Park G.P.                     Holding                        No               No               No
B.V. Beheersmaatschappij Nuyt en Heikens     Cash Company                   No               No               No
B.V. Beleggingsmaatschappij van der Horst    Cash Company                   No               No               No
B.V. Beleggingsmaatschappij Vinkendaal       Real Estate Investments        No               No               No
B.V. De Oude Aa-Stroom                       Dormant Company                No               No               No
B.V. Deelnemings- en
 Financieringsmaatschappij "Nova Zembla"     Financial Services             No               No               No
B.V. Financieringsmaatschappij "Vola"        Finance Company                No               No               No
B.V. Gemeenschappelijk Bezit Aandelen
 Necigef                                     Holding                        No               No               No
B.V. ING Mestra A                            Real Estate Financing          No               No               No
B.V. ING Mestra B                            Real Estate Financing          No               No               No
B.V. Kredietmaatschappij VOLA                Finance Company                No               No               No
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis'                      Real Estate Management         No               No               No
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis A'                    Real Estate Management         No               No               No
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis B'                    Real Estate Management         No               No               No
B.V. Maatschappij van Onroerende Goederen
 'Het Middenstandshuis C'                    Real Estate Management         No               No               No
B.V. Nederlandse Flatbouwmaatschappij        Real Estate Management         No               No               No
B.V. Trust en administratiekantoor van
 Bank Mendes Gans N.V.                       Trust Company                  No               No               No
B.V. Vermogensplanning N.b.i.                Investment Management          No               No               No
B.V. Vulca Beleggingsmaatschappij            Cash Company                   No               No               No
B.V. Wensley-E                               Cash Company                   No               No               No
B.V. Woningbeheer Grootebroek                Cash Company                   No               No               No
Bainbridge B.V.                              Cash Company                   No               No               No
Baker Insurance Brokers Ltd.                 Insurance broker               No               No               No
Bald Eagle                                   Investment Fund                No               No               No
Bancory B.V.                                 Cash Company                   No               No               No
BancWest Insurance Agency, Inc.              Insurance broker               No               No               No
Banque Baring Brothers (Suisse) S A          General Bank                   No               No               No
Banque Commerciale du Burundi                Service Company                No               No               No

                                                                        TOTAL
COMPANY NAME                              LEGAL FORM        ING CODE   OWNED %   BOARD Y/N
------------------------------------------------------------------------------------------
Barbatus B.V.                             B.V.              20001024   100.00
Barbuda B.V.                              B.V.              20001241   100.00
Barfield Nominees Limited                 Ltd.              50001073   100.00
Baring Asia (GP) Limited                  LLC               50000635   100.00
Baring Asia Fund Managers II Limited      Ltd.              50000877   100.00
Baring Asset Management (Asia) Holdings
 Limited                                  Ltd.              20001354   100.00
Baring Asset Management (Australia)
 Limited                                  Ltd.              20001362   100.00
Baring Asset Management (C I ) Limited    Ltd.              20001352   100.00
Baring Asset Management (Japan) Limited   Ltd.              20001361   100.00
Baring Asset Management Holdings inc      Inc.              20001363   100.00
Baring Asset Management Holdings Ltd.     Ltd.              50000978   100.00
Baring Asset Management Life Limited      Ltd.              50000973   100.00
Baring Asset Management UK Holdings
 Limited                                  Ltd.              20001347   100.00
Baring Brothers Argentina S A             S.A.              20001420   100.00
Baring Brothers Burrows Securities
 Limited                                  Ltd.              20001743    99.50
Baring Brothers Limited                   Ltd.              20001258   100.00
Baring Capital (China) Advisers Limited   Ltd.              50000645   100.00
Baring Capital (China) Management
 Limited                                  Ltd.              50000646   100.00
Baring Capricorn Ventures Limited         Ltd.              20001883    40.77
Baring Chrysalis Fund                     sedo              l0083766        -    Yes
Baring Communications Equity Limited      Ltd.              20001882    50.00
Baring European Fund Managers Limited     Ltd.              20001848   100.00
Baring Fund Managers Limited              Ltd.              20001337   100.00
Baring Futures (America) Inc.             Inc.              50000822   100.00
Baring Futures (Singapore) Pte Ltd        Inc.              50000823   100.00
Baring Global Fund Managers Limited       Ltd.              20001367   100.00
Baring Houston & Saunders (Investment
 Management) Limited                      Ltd.              50000826   100.00
Baring Houston & Saunders Group Limited   Ltd.              50000827    66.67
Baring Houston & Saunders Limited         Ltd.              50000820    82.12
Baring International Fund Managers
 (Bermuda) Limited                        Ltd.              20001355   100.00
Baring International Fund Managers
 (Ireland) Ltd.                           Ltd.              20001351   100.00
Baring International Fund Managers
 Limited                                  Ltd.              20001357   100.00
Baring International Investment (Canada)
 Limited                                  Ltd.              20001366   100.00
Baring International Investment
 Management Holdings Ltd.                 Ltd.              20001345   100.00
Baring International Investment
 Management Limited                       Ltd.              20001346   100.00
Baring Investment Management Ltd.         Ltd.              20001344   100.00
Baring Investment Services Limited        Ltd.              50001058   100.00
Baring Latin America Fund Managers
 Limited                                  Ltd.              50000640   100.00
Baring Latin America GP Limited           Ltd.              20001878   100.00
Baring Latin America Partners Limited     Ltd.              20001877   100.00
Baring Latin America Partners LLC         LLC               50000643   100.00
Baring Managed Funds Services Ltd.        Ltd.              20001333   100.00
Baring Mauritius Limited                  Ltd.              50001006   100.00
Baring Mexico (GP) Limited                Ltd.              20001875    64.00
Baring Mexico Managers Ltd                Ltd.              50000642   100.00
Baring Mutual Fund Management (Ireland)
 Ltd                                      Ltd.              20001353   100.00
Baring Mutual Fund Management S A         S.A.              20001350   100.00
Baring Private Asset Management Ltd.      Ltd.              20001329   100.00
Baring Private Equity Partners (Asia)
 Limited                                  Ltd.              50000634   100.00
Baring Private Equity Partners (Central
 Europe) Limited                          Ltd.              50000637
Baring Private Equity Partners (China)
 Limited                                  Ltd.              20001872   100.00
Baring Private Equity Partners
 (Hong Kong) Limited                      Ltd.              50000636   100.00
Baring Private Equity Partners (India)
 Limited                                  Ltd.              20001870   100.00
Baring Private Equity Partners (Latin
 Amercia) Limited                         Ltd.              50000641   100.00

COMPANY NAME                                ADDRESS                             POSTAL CODE   CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Barbatus B.V.                               Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Barbuda B.V.                                Bijlmerplein 888                    1102 MG       Amsterdam Zuidoost   Netherlands
Barfield Nominees Limited                   Barfield House, St. Julians                       St. Peter Port,
                                             Avenue                             GY1 3DA        Guernse             United Kingdom
Baring Asia (GP) Limited                    Barfield House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring Asia Fund Managers II Limited        Alexander House, 13-15 Victoria                   St Peter Port,
                                             Road                               GY1 3ZD        Guernsey            United Kingdom
Baring Asset Management (Asia) Holdings     19th Floor, Edinburgh Tower, The
 Limited                                     Landmark, 15 Queens Road Central                  Hong Kong           Hong Kong
Baring Asset Management (Australia)
 Limited                                    19-29 Martin Place, suite 5303      NSW 2000      Sydney               Australia
Baring Asset Management (C I ) Limited      St. Julians' Avenue                 GY1 3QL       St. Peter Port,
                                                                                               Guernsey            United Kingdom
Baring Asset Management (Japan) Limited     1-1-1 Uchisaiwaicho,                              Chiyoda-ku, Tokyo    Japan
Baring Asset Management Holdings inc        High Street Tower, 125 High                                            United States
                                             Street, Suite 2700                 MA 02110      Boston                of America
Baring Asset Management Holdings Ltd.       155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Asset Management Life Limited        155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Asset Management UK Holdings
 Limited                                    155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Brothers Argentina S A               22nd floor, Ingeniero Butty 220     1300          Buenos Aires         Argentina
Baring Brothers Burrows Securities
 Limited                                    7 Macquarie Place, level 9          NSW 2000      Sydney               Australia
Baring Brothers Limited                     60 London Wall                      EC2M 5TQ      London               United Kingdom
Baring Capital (China) Advisers Limited     11/F, Alexandra House, 16 Chater
                                             Road, Central                                    Hong Kong            Hong Kong
Baring Capital (China) Management Limited   11/F, Alexandra House, 16 Chater
                                             Road, Central                                    Hong Kong            Hong Kong
Baring Capricorn Ventures Limited           Barfiled House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring Chrysalis Fund                       Cayman International Trust
                                             Building, PO Box 309, Ugland                     Grand Cayman,        British West
                                             House, South Church Street                        Cayman Island        Indies
Baring Communications Equity Limited        Barfield House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring European Fund Managers Limited       13-15 Victoria Road,PO Box 431      GY1 3ZD       St. Peter Port       United Kingdom
Baring Fund Managers Limited                155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Futures (America) Inc.               667 Madison Avenue                  NY 10021      New York             United States
                                                                                                                    of America
Baring Futures (Singapore) Pte Ltd          20 Raffles Place #24-00 Ocean
                                             Towers                             0104          Singapore            Singapore
Baring Global Fund Managers Limited         155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Houston & Saunders (Investment
 Management) Limited                        9 Devonshire Square                 EC2M 4YL      London               United Kingdom
Baring Houston & Saunders Group Limited     9 Devonshire Square                 EC2M 4YL      London               United Kingdom
Baring Houston & Saunders Limited           9 Devonshire Square                 EC2M 4YL      London               United Kingdom
Baring International Fund Managers
 (Bermuda) Limited                          6 Front Street                      HM DX         Hamilton             Bermuda
Baring International Fund Managers
 (Ireland) Ltd.                             IFSC House, Internat.Financ.
                                             Service Centre                     1             Dublin               Ireland
Baring International Fund Managers
 Limited                                    19th Floor, Edinburgh Tower, The
                                             Landmark, 15 Queens Road Central                 Hong Kong            Hong Kong
Baring International Investment (Canada)
 Limited                                    150 King StreetWest                 M56H 1J9      Toronto Ontario      Canada
Baring International Investment
 Management Holdings Ltd.                   155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring International Investment             1901 Edinburgh Tower, 15 Queens
 Management Limited                          Road Central                                     Hong Kong            Hong Kong
Baring Investment Management Ltd.           155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Investment Services Limited          155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Latin America Fund Managers                                                            St. Peter Port,
 Limited                                    Barfield House, St.Julians Av.      GY1 3ZD        Guernsey            United Kingdom
Baring Latin America GP Limited             Barfield House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring Latin America Partners Limited       Barfiled House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring Latin America Partners LLC           10th floor, 230 Park Avenue         NY 10169      New York             United States
                                                                                                                    of America
Baring Managed Funds Services Ltd.          155 Bishopsgate                     EC2M 3 XY     London               United Kingdom
Baring Mauritius Limited                    10 Frere Felix de Valois Street                   Port Louis           Mauritius
Baring Mexico (GP) Limited                  Barflied House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring Mexico Managers Ltd                  Alexander House, 13-15 Victoria                   St. Peter Port,
                                             Road                               GY1 3ZD        Guernsey            United Kingdom
Baring Mutual Fund Management (Ireland)
 Ltd.                                       Intern. Financ. Serv. Centre                      Dublin 1             Ireland
Baring Mutual Fund Management S A           13 Rue Goethe                       L-1637        Luxemburg            Luxemburg
Baring Private Asset Management Ltd.        155 Bishopsgate                     EC2M 3XY      London               United Kingdom
Baring Private Equity Partners (Asia)                                                         St. Peter Port,
 Limited                                    13-15 Victoria Road                 GY1 3ZD        Guernsey            United Kingdom
Baring Private Equity Partners (Central                                                       St. Peter Port,
 Europe) Limited                            13-15 Victoria Road                 GY1 3ZD        Guernsey            United Kingdom
Baring Private Equity Partners (China)      11/F,Alexandra House,16 Chater
 Limited                                     Road                               Central       Hong Kong            Hong Kong
Baring Private Equity Partners              39/F One International Finance
 (Hong Kong) Limited                         Centre, 1 Harbour View Street      Central       Hong Kong            Hong Kong
Baring Private Equity Partners (India)
 Limited                                    Barfiled House, St.Julians Av.      St. Peter     Guernsey             United Kingdom
Baring Private Equity Partners              Alexander House, 13-15 Victoria                   St. Peter Port,
 (Latin Amercia) Limited                     Road                               GY1 3ZD        Guernsey            United Kingdom

COMPANY NAME                                 ACTIVITY                       BROKER/DEALER?   MARKET MAKER?    INVESTMENT ADVISORY?
----------------------------------------------------------------------------------------------------------------------------------
Barbatus B.V.                                Cash Company                   No               No               No
Barbuda B.V.                                 Cash Company                   No               No               No
Barfield Nominees Limited                    Custody                        No               No               No
Baring Asia (GP) Limited                     Custody                        No               No               No
Baring Asia Fund Managers II Limited         Private Equity                 No               No               No
Baring Asset Management (Asia) Holdings
 Limited                                     Holding                        No               No               No
Baring Asset Management (Australia)
 Limited                                     Service Company                No               No               No
Baring Asset Management (C I ) Limited       Fund Management                No               No               No
Baring Asset Management (Japan) Limited      Investment Services            No               No               No
Baring Asset Management Holdings inc         Investment Services            No               No               No
Baring Asset Management Holdings Ltd.        Holding                        No               No               No
Baring Asset Management Life Limited         Asset Management               No               No               No
Baring Asset Management UK Holdings
 Limited                                     Holding                        No               No               No
Baring Brothers Argentina S A                Equity Management              No               No               No
Baring Brothers Burrows Securities Limited   Financial Services             No               No               No
Baring Brothers Limited                      Investment Bank                No               No               No
Baring Capital (China) Advisers Limited      Private Equity                 No               No               No
Baring Capital (China) Management Limited    Private Equity                 No               No               No
Baring Capricorn Ventures Limited            Holding                        No               No               No
Baring Chrysalis Fund                        Investment Fund                No               No               No
Baring Communications Equity Limited         Holding                        No               No               No
Baring European Fund Managers Limited        Private Equity                 No               No               No
Baring Fund Managers Limited                 Fund Management                No               No               No
Baring Futures (America) Inc.                Financial Services             No               No               No
Baring Futures (Singapore) Pte Ltd           Financial Services             No               No               No
Baring Global Fund Managers Limited          Service Company                No               No               No
Baring Houston & Saunders (Investment
 Management) Limited                         Investment Management          No               No               No
Baring Houston & Saunders Group Limited      Asset Management               No               No               No
Baring Houston & Saunders Limited            Asset Management               No               No               No
Baring International Fund Managers
 (Bermuda) Limited                           Investment Services            No               No               No
Baring International Fund Managers
 (Ireland) Ltd.                              Fund Management                No               No               No
Baring International Fund Managers Limited   Investment Services            No               No               No
Baring International Investment
 (Canada) Limited                            Investment Services            No               No               No
Baring International Investment Management
 Holdings Ltd.                               Holding                        No               No               No
Baring International Investment Management
 Limited                                     Investment Services            No               No               No
Baring Investment Management Ltd.            Equity Management              No               No               No
Baring Investment Services Limited           Holding                        No               No               No
Baring Latin America Fund Managers Limited   Private Equity                 No               No               No
Baring Latin America GP Limited              Holding                        No               No               No
Baring Latin America Partners Limited        Holding                        No               No               No
Baring Latin America Partners LLC            Private Equity                 No               No               No
Baring Managed Funds Services Ltd.           Investment Services            No               No               No
Baring Mauritius Limited                     Investment Management          No               No               No
Baring Mexico (GP) Limited                   Holding                        No               No               No
Baring Mexico Managers Ltd                   Private Equity                 No               No               No
Baring Mutual Fund Management (Ireland)
 Ltd.                                        Fund Management                No               No               No
Baring Mutual Fund Management S A            Investment Services            No               No               No
Baring Private Asset Management Ltd.         Holding                        No               No               No
Baring Private Equity Partners (Asia)
 Limited                                     Private Equity                 No               No               No
Baring Private Equity Partners
 (Central Europe) Limited                    Private Equity                 No               No               No
Baring Private Equity Partners
 (China) Limited                             Holding                        No               No               No
Baring Private Equity Partners
 (Hong Kong) Limited                         Private Equity                 No               No               No
Baring Private Equity Partners
 (India) Limited                             Management Company (general)   No               No               No
Baring Private Equity Partners
 (Latin Amercia) Limited                     Private Equity                 No               No               No

                                                                     TOTAL
COMPANY NAME                               LEGAL FORM      ING CODE  OWNED %  BOARD Y/N
--------------------------------------------------------------------------------------
Baring Private Equity Partners
 (Singapore) Pte Limited                  Ltd.            50000649   100.00
Baring Private Equity Partners Espana
 S A                                      S.A.            20001858   100.00
Baring Private Equity Partners GmbH       GmbH            20001851   100.00
Baring Private Equity Partners Holding
 (Asia) Pte Limited                       Ltd.            20001869   100.00
Baring Private Equity Partners Limited    Ltd.            20001274   100.00
Baring Private Equity Partners Mexico
 S C                                      S.C.A.          20001876    90.00
Baring Private Investment Management Ltd. Ltd.            20001332   100.00
Baring Quantative Management Ltd.         Ltd.            20001342   100.00
Baring Securities (Australia) Pty
 Limited                                  Ltd.            20001313   100.00
Baring Securities (London) Limited        Ltd.            20001746   100.00
Baring Securities Holdings                Corp.           50001017   100.00
Baring Trust Company Ltd.                 Ltd.            20001334   100.00
Baring Trustees (Guernsey) Limited        Ltd.            20001368   100.00
Baring Venture Partners GmbH              GmbH            20001275   100.00
Baring Venture Partners S A               S.A.            20001276   100.00
Baring Vostok Capital Partners Limited    Ltd.            20001865    51.00
Baring Vostok Fund Managers Limited       Ltd.            20001847   100.00
Barings (Guernsey) Limited                Ltd.            20001330   100.00
Barings (Isle of Man) Limited             Ltd.            20001375   100.00
Barings Ireland Limited                   Ltd.            20001331   100.00
Barnabe & Saurette Insurance Brokers
 Ltd.                                     Ltd.                       100.00
Battleforce Plc                           Plc.            50000803   100.00
BBL Aircraft Investments Ltd.             Ltd.            50000598   100.00
BBL Asset Management (Singapore) Pte
 Ltd.                                     Ltd.            50000599   100.00
BBL Australia Ltd.                        Ltd.            50000603   100.00
BBL Capital Management Corporation S.A.   S.A.            50000671    99.98
BBL Direct s a                            S.A.            50000604   100.00
BBL Fin s.a                               S.A.            50000770   100.00
BBL Finance Hong Kong Ltd                 Ltd.            50000684   100.00
BBL Finance Ireland Unlimited             UnLtd.          50000682   100.00
BBL Financial Services Australia Ltd.     Ltd.            50000665   100.00
BBL Financial Services Ltd.               Ltd.            50000683   100.00
BBL Funds Management Pty Ltd.             Ltd.            50000667   100.00
BBL Gestion France s a                    S.A.            20002171    99.73
BBL Hold S.A.                             S.A.            50000606   100.00
BBL Insurance Brokerage S.A.              S.A.            50000607   100.00
BBL International Finance s a             S.A.            50000609   100.00
BBL International N.V.                    N.V.            50000612   100.00
BBL International UK Ltd.                 Ltd.            50000610   100.00
BBL Investment Ltd.                       Ltd.            50000662   100.00
BBL Ireland Ltd.                          Ltd.            50000617   100.00
BBL Jersey Ltd.                           Ltd.            50000659   100.00
BBL Jersey Nominees Ltd                   Ltd.            50000685   100.00
BBL Jersey Secretaries Ltd.               Ltd.            50000686   100.00
BBL Leasing Ltd.                          Ltd.            50000663   100.00
BBL Life Luxembourg S.A.                  S.A.            50000673   100.00
BBL Mauritius Holdings                    Inc.            50000619   100.00
BBL Mauritius Investments Inc             Inc.            50000714   100.00
BBL Nominees Ltd.                         Ltd.            50000664   100.00
BBL North America Funding Corp            Corp.           50000621   100.00
BBL North America incorporated            Inc.            50000620   100.00
BBL Singapore Ltd.                        Ltd.            50000595   100.00
BBL Singapore Nominees Ltd.               Ltd.            50000622   100.00
BBL Sucursal en Espana                    S.A.            50000878   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Baring Private Equity Partners            50 Raffles Place, #34-01 Singapore Land
 (Singapore) Pte Limited                   Tower                                    48623       Singapore            Singapore
Baring Private Equity Partners Espana
 S A                                      Darro 22                                  28002       Madrid               Spain
Baring Private Equity Partners GmbH       Friedrichstrasse 59D-60323                            Frankfurt            Germany
Baring Private Equity Partners Holding
 (Asia) Pte Limited                       Republic Plaza # 19-02, 9 Raffles Place   48619       Singapore            Singapore
Baring Private Equity Partners Limited    33 Cavendish Square                       W1M 0BQ     London               United Kingdom
Baring Private Equity Partners Mexico
 S C                                      Paseo de la Reforma 529-7, Col            Cuauhtemoc  Mexico City          Mexico
Baring Private Investment Management
 Ltd.                                     155 Bishopsgate                           EC2M 3XY    London               United Kingdom
Baring Quantative Management Ltd.         155 Bishopsgate                           EC2M 3XY    London               United Kingdom
Baring Securities (Australia) Pty
 Limited                                  1 Farrer Place, Phillip Tower             2000        Sydney               Australia
Baring Securities (London) Limited        60 London Wall                            EC2M 5tQ    London               United Kingdom
Baring Securities Holdings                667 Madison Avenue                        NY 10021    New York             United States
                                                                                                                      of America
Baring Trust Company Ltd.                 155 Bishopsgate                           EC2M 3XY    London               United Kingdom
Baring Trustees (Guernsey) Limited        St Julians' Avenue                        GY1 3DA     St. Peter Port
                                                                                                 Guernsey            United Kingdom
Baring Venture Partners GmbH              Friedrichstrasse2-6                       D-60323     Frankfurt am Main    Germany
Baring Venture Partners S A               Darro 22                                  28002       Madrid               Spain
Baring Vostok Capital Partners Limited    Barfield House, St.Julians Av.            St. Peter   Guernsey             United Kingdom
Baring Vostok Fund Managers Limited       13-15 Victoria Road, PO Box 431           St. Peter   Guernsey             United Kingdom
Barings (Guernsey) Limited                St. Julians' Avenue                       GY1 3DA     St. Peter Port
                                                                                                 Guernsey            United Kingdom
Barings (Isle of Man) Limited             174 St. James's Chambers                  IN99 1DP    Douglas, Isle of
                                                                                                 Man                 United Kingdom
Barings Ireland Limited                   Intern. Financ. Service Centre            1           Dublin               Ireland
Barnabe & Saurette Insurance Brokers
 Ltd.                                     17 Centre Avenue                          MB R0G 2B0  St. Jean             Canada
Battleforce Plc.                          107 Cheapside                             EC2V 6HJ    London               United Kingdom
BBL Aircraft Investments Ltd.             Landsdowne Road 67                        4           Dublin               Ireland
BBL Asset Management (Singapore) Pte
 Ltd.                                     OUB Centre # 57-02, 1 Raffles Place       048616      Singapore            Singapore
BBL Australia Ltd.                        347 Kent Street, level 2                  2000        Sydney               Australia
BBL Capital Management Corporation S.A.   Avenue Marnix 24                          1000        Bruxelles            Belgium
BBL Direct s a                            Avenue Marnix 24                          1000        Bruxelles            Belgium
BBL Fin s.a.                              Avenue Marnix 24                          1000        Brussels             Belgium
BBL Finance Hong Kong Ltd                 16/F Entertainment Building, 30 Queen's
                                           Road Central                                         Hong Kong            Hong Kong
BBL Finance Ireland Unlimited             Harcourt Centre, Harcourt Street                      Dublin               Ireland
BBL Financial Services Australia Ltd.     Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
BBL Financial Services Ltd.                                                                     Dublin               Ireland
BBL Funds Management Pty Ltd.             Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
BBL Gestion France s a                    89/91 Rue du Faubourg Saint-Honore        75381       Paris                France
BBL Hold S.A.                             Avenue Marnix 24                          1000        Bruxelles            Belgium
BBL Insurance Brokerage S.A.              Avenue Marnix 24                          1000        Bruxelles            Belgium
BBL International Finance s a             Rue des Girondins 2                       1626        Luxembourg           Luxemburg
BBL International N.V.                    AJ Ernststraat  595 h                     1082        Amsterdam Zuidoost   Netherlands
BBL International UK Ltd.                 Broadgate 6                               EC2M 2AJ    London               United Kingdom
BBL Investment Ltd.                       Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
BBL Ireland Ltd.                          Harcourt Road                             2           Dublin               Ireland
BBL Jersey Ltd.                           Huguenot House, 28 La Motte Street        JE2 4SZ     St. Helier,  Jersey  United Kingdom
BBL Jersey Nominees Ltd                   Huguenot House, 28 La Motte Street        JE2 4SZ     St. Helier,  Jersey  United Kingdom
BBL Jersey Secretaries Ltd.               Huguenot House, 28 La Motte Street        JE2 4SZ     St. Helier,  Jersey  United Kingdom
BBL Leasing Ltd.                          Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
BBL Life Luxembourg S.A.                  Avenue Marnix 24                          1000        Bruxelles            Belgium
BBL Mauritius Holdings                    Barkly Wharf 355, Le caudan Waterfront                Port Louis           Mauritius
BBL Mauritius Investments Inc             Barkly Wharf 355, Le caudan Waterfront                Port Louis           Mauritius
BBL Nominees Ltd.                         Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
BBL North America Funding Corp                                                                  New York             United States
                                                                                                                      of America
BBL North America incorporated            Fifth Avenue  ,630                        10111       Wilmington (Del.)    United States
                                                                                                                      of America
BBL Singapore Ltd.                        OUB Centre, # 42-00, 1 Raffles Place      048616      Singapore            Singapore
BBL Singapore Nominees Ltd.               OUB Centre, # 42-00, 1 Raffles Place      048616      Singapore            Singapore
BBL Sucursal en Espana                    Paseo de la Castellana 95                 E-28046     Madrid               Spain

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------
Baring Private Equity Partners
(Singapore) Pte Limited                   Private Equity      No              No              No
Baring Private Equity Partners
Espana S A                                Private Equity      No              No              No
Baring Private Equity Partners GmbH       Private Equity      No              No              No
Baring Private Equity Partners Holding
(Asia) Pte Limited                        Management Company  No              No              No
                                           (General)
Baring Private Equity Partners Limited    Management Company  No              No              No
                                           (General)
Baring Private Equity Partners Mexico
S C                                       Management Company  No              No              No
                                           (General)
Baring Private Investment Management
Ltd.                                      Investment Company  No              No              No
Baring Quantative Management Ltd.         Equity Management   No              No              No
Baring Securities (Australia) Pty
Limited                                   Investment Services No              No              No
Baring Securities (London) Limited        Equity Management   No              No              No
Baring Securities Holdings                Holding             No              No              No
Baring Trust Company Ltd.                 Trust Company       No              No              No
Baring Trustees (Guernsey) Limited        Trust Company       No              No              No
Baring Venture Partners GmbH              Venture Capital     No              No              No
Baring Venture Partners S A               Venture Capital     No              No              No
Baring Vostok Capital Partners Limited    Management Company  No              No              No
                                           (General)
Baring Vostok Fund Managers Limited       Private Equity      No              No              No
Barings (Guernsey) Limited                Offshore Banking    No              No              No
Barings (Isle of Man) Limited             Trust Company       No              No              No
Barings Ireland Limited                   Custody             No              No              No
Barnabe & Saurette Insurance Brokers
Ltd.                                      Insurance broker    No              No              No
Battleforce Plc                           Lease               No              No              No
BBL Aircraft Investments Ltd.             Finance Company     No              No              No
BBL Asset Management (Singapore) Pte
Ltd.                                      Asset Management    No              No              No
BBL Australia Ltd.                        Finance Company     No              No              No
BBL Capital Management Corporation S.A.   Service Company     No              No              No
BBL Direct s a                            Service Company     No              No              No
BBL Fin s.a                               Banking             No              No              No
BBL Finance Hong Kong Ltd                 Financial Services  No              No              No
BBL Finance Ireland Unlimited             Finance Company     No              No              No
BBL Financial Services Australia Ltd.     Financial Services  No              No              No
BBL Financial Services Ltd.               Financial Services  No              No              No
BBL Funds Management Pty Ltd.             Financial Services  No              No              No
BBL Gestion France s a                    Financial Services  No              No              No
BBL Hold S.A.                             Holding             No              No              No
BBL Insurance Brokerage S.A.              Insurance broker    No              No              No
BBL International Finance s a             Service Company     No              No              No
BBL International N.V.                    Finance Company     No              No              No
BBL International UK Ltd.                 Finance Company     No              No              No
BBL Investment Ltd.                       Financial Services  No              No              No
BBL Ireland Ltd.                          General Bank        No              No              No
BBL Jersey Ltd.                           Offshore Banking    No              No              No
BBL Jersey Nominees Ltd                   Custody             No              No              No
BBL Jersey Secretaries Ltd.               Financial Services  No              No              No
BBL Leasing Ltd.                          Lease               No              No              No
BBL Life Luxembourg S.A.                  Pension Fund        No              No              No
BBL Mauritius Holdings                    Holding             No              No              No
BBL Mauritius Investments Inc             Investment Fund     No              No              No
BBL Nominees Ltd.                         Custody             No              No              No
BBL North America Funding Corp            Finance Company     No              No              No
BBL North America incorporated            Service Company     No              No              No
BBL Singapore Ltd.                        Service Company     No              No              No
BBL Singapore Nominees Ltd.               Service Company     No              No              No
BBL Sucursal en Espana                    General Bank        No              No              No

                                                                     TOTAL
COMPANY NAME                               LEGAL FORM      ING CODE  OWNED %  BOARD Y/N
--------------------------------------------------------------------------------------
BBL Travel Luxembourg S.A.                S.A.            50000698    99.91
BBL Trust Company  (Jersey) Ltd.          Ltd.            50000661   100.00
BBL Trust Company Overseas Ltd            S.A.            50000687   100.00
BBL Trust Services B.V.                   B.V.            50000697   100.00
BBL Trust Services Luxembourg s a         S.A.            50000672   100.00
BBL USA Capital Corp Inc.                 Inc.            50000715   100.00
BBL USA Financial Markets Corp.           Corp.           50000716   100.00
BBL USA Holding, LLC                      LLC             50000624   100.00
BBL USA Investments LLC                   LLC             50000717   100.00
BCCM (Guernsey) Limited                   Ltd.            50000647   100.00
BCEA Advisers Limited                     Ltd.            20001284    50.00
BCEA Management Pte Limited               Ltd.            20001873    60.00
BCEE Advisers Limited                     Ltd.            20001852    50.00
BCEF (GP)  Limited                        LLC             50000638   100.00
BCL Finance S A                           S.A.            20002178   100.00
Bebida B.V.                               B.V.            20001582   100.00
Bedale B.V.                               B.V.            20001594   100.00
Bedrijfsgebouw Groeneveld MBO C.V         L.P.            40000204     M.P.
BEGF (GP) Midlands Ltd.                   Ltd.            50000134   100.00
BEGF (GP) North Ltd                       Ltd.            50000133   100.00
BEGF (GP) South Ltd.                      Ltd.            50000134   100.00
Beheer Administratie en
 Beleggingsmaatschappij Kant B.V.         B.V.            20000611   100.00
Beheer en Exploitatiemaatschappij Govers
 B.V.                                     B.V.            50000593   100.00
Beheermaatschappij Darius B.V.            B.V.            20001639   100.00
Beheermaatschappij Jansen Groenekan B.V.  B.V.            20001148   100.00
Beheermaatschappij Lelie B.V.             B.V.            50000551   100.00
Beheermaatschappij Stouwe B.V.            B.V.            20001579   100.00
Beheermaatschappij van der Reijnst B.V.   B.V.            20001514   100.00
Beheermaatschappij van het
 Beleggingsfonds van de 7 B.V.            B.V.            20000053   100.00
Beheermaatschappij Van Putten B.V.        B.V.            20001509   100.00
Beheersmaatschappij Elma Schrijen B.V.    B.V.            20001824   100.00
Beheersmaatschappij W.F. Stegman B.V.     B.V.            50000085   100.00
Beheersmij. A.J. Konst B.V.               B.V.            20001572   100.00
Belarado Amsterdam 2000 B.V.              B.V.            50000591   100.00
Belart S.A.                               S.A.            10000553   100.00   Yes
Belart Staete B.V.                        B.V.            10000584   100.00
Beleggingsinstelling G. en K.  B.V.       B.V.            50000035   100.00
Belgian Overseas Issuing Corp             Corp            50000718   100.00
Belhaska 51 B.V.                          B.V.            10001292   100.00
Belhaska 52 B.V.                          B.V.            10001442   100.00
Belhaska IX B.V.                          B.V.            10001346   100.00
Belhaska Monumenten B.V.                  B.V.            10001307   100.00
Belhaska XI B.V.                          B.V.            10001357   100.00
Belhaska XX B.V.                          B.V.            50000423   100.00
Belhaska XXI B.V.                         B.V.            50000425   100.00
Belhaska XXII B.V.                        B.V.            50000426   100.00
Belhaska XXIII B.V.                       B.V.            50000427   100.00
Belhaska XXIV B.V.                        B.V.            50000429   100.00
Belhaska XXIX B.V.                        B.V.            50000432   100.00
Belhaska XXV B.V.                         B.V.            50000428   100.00
Belhaska XXVI B.V.                        B.V.            50000431   100.00
Belhaska XXVII B.V.                       B.V.            50000433   100.00
Belhaska XXVIII B.V.                      B.V.            50000430   100.00
Belica B.V.                               B.V.            50000552   100.00

COMPANY NAME                              ADDRESS                                 POSTAL CODE   CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
BBL Travel Luxembourg S.A.                Route de Esch 52                        2965          Luxemburg            Luxemburg
BBL Trust Company  (Jersey) Ltd.          Huguenot House, 28 La Motte Street      JE2 4SZ       St. Helier, Jersey   United Kingdom
BBL Trust Company Overseas Ltd            Lion's Chambers P.O. Box 3459                         Tortola              British Virgin
                                                                                                                      Islands
BBL Trust Services B.V.                   Drentestraat 24                         1083 HK       Amsterdam            Netherlands
BBL Trust Services Luxembourg s a         rue Eugene Ruppert 5                    2453          Luxembourg           Luxemburg
BBL USA Capital Corp Inc.                 28th floor, 590 Madison Avenue          NY 10022-2540 New York             United States
                                                                                                                      of America
BBL USA Financial Markets Corp.           28th floor, 590 Madison Avenue          NY 10022-2540 New York             United States
                                                                                                                      of America
BBL USA Holding, LLC                      28th floor, 590 Madison Avenue          NY 10022-2540 New York             United States
                                                                                                                      of America
BBL USA Investments LLC                   28th floor, 590 Madison Avenue          NY 10022-2540 New York             United States
                                                                                                                      of America
BCCM (Guernsey) Limited                   Alexander House, 13-15 Victoria Road    GY1 3ZD       St. Peter Port,
                                                                                                 Guernsey            United Kingdom
BCEA Advisers Limited                     Barfield House, St.Julians Av.          GY1 3QL       St. Peter Port,
                                                                                                 Guernsey            United Kingdom
BCEA Management Pte Limited               9 Raffles Place, #19-03 Republic Plaza  048619        Singapore            Singapore
BCEE Advisers Limited                     Barfield House, St.Julians Av.          St. Peter     Guernsey             United Kingdom
BCEF (GP)  Limited                        Barfield House, St.Julians Av.          St. Peter     Guernsey             United Kingdom
BCL Finance S A                                                                                 Liege                Belgium
Bebida B.V.                               Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Bedale B.V.                               Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Bedrijfsgebouw Groeneveld MBO C.V         Schenkkade 65                           2595 AS       Den Haag             Netherlands
BEGF (GP) Midlands Ltd.                   33 Cavendish Square                     W1G 0BQ       London               United Kingdom
BEGF (GP) North Ltd                       33 Cavendish Square                     W1G 0BQ       London               United Kingdom
BEGF (GP) South Ltd.                      33 Cavendish Square                     W1G 0BQ       London               United Kingdom
Beheer Administratie en
 Beleggingsmaatschappij Kant B.V.         Postbus 85100                           3508 AC       Utrecht              Netherlands
Beheer en Exploitatiemaatschappij Govers
 B.V.                                     Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheermaatschappij Darius B.V.            Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheermaatschappij Jansen Groenekan B.V.  Herculesplein 5                         3584 AA       Utrecht              Netherlands
Beheermaatschappij Lelie B.V.             Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheermaatschappij Stouwe B.V.            Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheermaatschappij van der Reijnst B.V.   Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheermaatschappij van het
 Beleggingsfonds van de 7 B.V.            Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheermaatschappij Van Putten B.V.        Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheersmaatschappij Elma Schrijen B.V.    Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheersmaatschappij W.F. Stegman B.V.     Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Beheersmij. A.J. Konst B.V.               Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Belarado Amsterdam 2000 B.V.              Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Belart S.A.                               Kunstlaan 46                            B-1000        Brussel              Belgium
Belart Staete B.V.                        Schenkkade 65                           2595 AS       Den Haag             Netherlands
Beleggingsinstelling G. en K.  B.V.       Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands
Belgian Overseas Issuing Corp             28th floor, 590 Madison Avenue          NY 10022-2540 New York             United States
                                                                                                                      of America
Belhaska 51 B.V.                          Schenkkade 65                           2595 AS       Den Haag             Netherlands
Belhaska 52 B.V.                          Schenkkade 65                           2595 AS       Den Haag             Netherlands
Belhaska IX B.V.                          Koning Davidlaan 3                      6564 AC       Nijmegen             Netherlands
Belhaska Monumenten B.V.                  Schenkkade 65                           2595 AS       Den Haag             Netherlands
Belhaska XI B.V.                          Schenkkade 65                           2595 AS       Den Haag             Netherlands
Belhaska XX B.V.                          Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXI B.V.                         Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXII B.V.                        Schenkkade 65                           2595 AS       Den Haag             Netherlands
Belhaska XXIII B.V.                       Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXIV B.V.                        Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXIX B.V.                        Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXV B.V.                         Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXVI B.V.                        Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXVII B.V.                       Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belhaska XXVIII B.V.                      Prinses Beatrixlaan 35                  2595 AK       Den Haag             Netherlands
Belica B.V.                               Bijlmerplein 888                        1102 MG       Amsterdam Zuidoost   Netherlands

COMPANY NAME                                    ACTIVITY                      BROKER/DEALER?   MARKET MAKER?    INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
BBL Travel Luxembourg S.A.                      Service Company               No               No               No
BBL Trust Company  (Jersey) Ltd.                Trust Company                 No               No               No
BBL Trust Company Overseas Ltd                  Trust Company                 No               No               No
BBL Trust Services B.V.                         Trust Company                 No               No               No
BBL Trust Services Luxembourg s a               Trust Company                 No               No               No
BBL USA Capital Corp Inc.                       Holding                       No               No               No
BBL USA Financial Markets Corp.                 Financial Services            No               No               No
BBL USA Holding, LLC                            Holding                       No               No               No
BBL USA Investments LLC                         Investment Fund               No               No               No
BCCM (Guernsey) Limited                         Private Equity                No               No               No
BCEA Advisers Limited                           Holding                       No               No               No
BCEA Management Pte Limited                     Management Company (general)  No               No               No
BCEE Advisers Limited                           Private Equity                No               No               No
BCEF (GP)  Limited                              Private Equity                No               No               No
BCL Finance S A                                 Lease                         No               No               No
Bebida B.V.                                     Cash Company                  No               No               No
Bedale B.V.                                     Cash Company                  No               No               No
Bedrijfsgebouw Groeneveld MBO C.V               Real Estate Exploitation      No               No               No
BEGF (GP) Midlands Ltd.                         Investment Management         No               No               No
BEGF (GP) North Ltd                             Investment Management         No               No               No
BEGF (GP) South Ltd.                            Investment Management         No               No               No
Beheer Administratie en
 Beleggingsmaatschappij Kant B.V.               Investment Company            No               No               No
Beheer en Exploitatiemaatschappij Govers B.V.   Cash Company                  No               No               No
Beheermaatschappij Darius B.V.                  Cash Company                  No               No               No
Beheermaatschappij Jansen Groenekan B.V.        Investment Company            No               No               No
Beheermaatschappij Lelie B.V.                   Cash Company                  No               No               No
Beheermaatschappij Stouwe B.V.                  Cash Company                  No               No               No
Beheermaatschappij van der Reijnst B.V.         Cash Company                  No               No               No
Beheermaatschappij van het
 Beleggingsfonds van de 7 B.V.                  Cash Company                  No               No               No
Beheermaatschappij Van Putten B.V.              Cash Company                  No               No               No
Beheersmaatschappij Elma Schrijen B.V.          Cash Company                  No               No               No
Beheersmaatschappij W.F. Stegman B.V.           Cash Company                  No               No               No
Beheersmij. A.J. Konst B.V.                     Cash Company                  No               No               No
Belarado Amsterdam 2000 B.V.                    Cash Company                  No               No               No
Belart S.A.                                     Real Estate: General          No               No               No
Belart Staete B.V.                              Real Estate: General          No               No               No
Beleggingsinstelling G. en K.  B.V.             Cash Company                  No               No               No
Belgian Overseas Issuing Corp                   Finance Company               No               No               No
Belhaska 51 B.V.                                Dormant                       No               No               No
Belhaska 52 B.V.                                Dormant                       No               No               No
Belhaska IX B.V.                                Dormant                       No               No               No
Belhaska Monumenten B.V.                        Dormant                       No               No               No
Belhaska XI B.V.                                Insurance Agency              No               No               No
Belhaska XX B.V.                                Insurance Agency              No               No               No
Belhaska XXI B.V.                               Insurance Agency              No               No               No
Belhaska XXII B.V.                              Insurance Agency              No               No               No
Belhaska XXIII B.V.                             Insurance Agency              No               No               No
Belhaska XXIV B.V.                              Insurance Agency              No               No               No
Belhaska XXIX B.V.                              Insurance Agency              No               No               No
Belhaska XXV B.V.                               Insurance Agency              No               No               No
Belhaska XXVI B.V.                              Insurance Agency              No               No               No
Belhaska XXVII B.V.                             Insurance Agency              No               No               No
Belhaska XXVIII B.V.                            Insurance Agency              No               No               No
Belica B.V.                                     Cash Company                  No               No               No

                                                                                                      TOTAL
COMPANY NAME                                                        LEGAL FORM     ING CODE           OWNED %   BOARD Y/N
-------------------------------------------------------------------------------------------------------------------------
Bello & Klaassen Assurantie Adviseurs B.V.                          B.V.           10001277           100.00
Bempton B.V.                                                        B.V.           20001657           100.00
Ben-Net Corporation                                                 Ltd.                              100.00
Berchem Onroerend Goed B.V.                                         B.V.           20001951           100.00
Berg Assurantien B.V.                                               B.V.           10001341           100.00
Berg Bankzaken B.V.                                                 B.V.           10001342           100.00
Berg Diensten Beheer B.V.                                           B.V.           10001340           100.00
Berkelse Poort B.V.                                                 B.V.           20001952           100.00
Berkel-Staete I B.V.                                                B.V.           10000531           100.00
Berkel-Staete II B.V.                                               B.V.           10000532           100.00
Berlin Brandenburg Grundbesitz B.V.                                 B.V.           40000188           100.00
Berliner Gesellschaft fur Vermogensverwaltung mbH                   GmbH           50000502            98.23
Bermillio B.V.                                                      B.V.           20001635           100.00
Besacta B.V.                                                        B.V.           50000529           100.00
Besto Sol Beheer B.V.                                               B.V.           20002023           100.00
Beuke Poort B.V.                                                    B.V.           20001986           100.00
Bewaarbedrijf CenE Bankiers B.V.                                    B.V.           20000602           100.00
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH                 GmbH           20002629            98.23
BGAG Projekt GmbH                                                   GmbH           50001145            98.23
BH&S Property Management Limited                                    Ltd.           50000829            50.00
BHB Management Limited                                              Ltd.           20001278           100.00
BHC Management Limited                                              Ltd.           50000966           100.00
BHF + HIH Fondsmanagement GmbH                                      GmbH           50000233            58.25
BHF 1. Grundbesitz GmbH                                             GmbH           50000483            98.23
BHF Capital Management GmbH                                         GmbH           50000234            98.23
BHF Finance (Nederlands) B.V.                                       B.V.           50000251            98.23
BHF Grundbesitz-Verwaltungsgesellschaft mbH                         GmbH           50000252            98.23
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am Kaiserlei OHG  OHG            50000253            98.23
BHF Holding Aktiengesellschaft                                      AG             20000839           100.00
BHF Immobilien-GmbH                                                 GmbH           50000254            98.23
BHF Private Equity Treuhand- und Beratungsgesselschaft mbH          GmbH           50000255            98.23
BHF Specialized Finance GmbH                                        GmbH           50000257            98.23
BHF Structured Finance Corporation                                  Corp.          50000258            98.23
BHF Trust Management Gesellschaft fur Vermogensverwaltung mbH       GmbH           50000259            98.23
BHF Zivnostenska Investment B.V.                                    GmbH           50000261            80.87
BHF-BANK (Jersey) Ltd.                                              AG             50000262            98.23
BHF-BANK (Schweiz) AG                                               AG             50000263            98.23
BHF-BANK Finance (Jersey) Ltd.                                      Ltd.           50000264            98.23
BHF-BANK International S.A.                                         S.A.           50000265            98.23
BHF-Betriebsservice GmbH                                            GmbH           50000266            98.23
BHI Management Limited                                              Ltd.           50000825            62.50
BHR Management Limited                                              Ltd.           20001280           100.00
BI Advisers Limited                                                 Ltd.           20001874            60.00
Bidania B.V.                                                        B.V.           50000011           100.00
Bijl Beheer B.V.                                                    B.V.           50000014           100.00
Bijlmerplein Leasing B.V.                                           B.V.           40000117           100.00
Bimbister B.V.                                                      B.V.           20001633           100.00
Biporus B.V.                                                        B.V.           20001078           100.00
Birthland Limited                                                   Ltd.           50000800           100.00
BIS Nominees Pty Limited                                            Ltd.           10001515           100.00
Bishop-Morrow Insurance Ltd.                                        Ltd.                              100.00
Bishopscourt Asset Finance Limited                                  Ltd.           50000580           100.00
Bishopscourt Equipment Leasing Limited                              Ltd.           50000838           100.00
Bishopscourt Industrial Finance Limited                             Ltd.           50000840           100.00

COMPANY NAME                                 ADDRESS                             POSTAL CODE     CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Bello & Klaassen Assurantie Adviseurs B.V.   Eekwal 10                           8011 LD         Zwolle               Netherlands
Bempton B.V.                                 Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Ben-Net Corporation                          101 Worthington St. E., suite 325   ON P1B 1G5      North Bay            Canada
Berchem Onroerend Goed B.V.                                                                      Amsterdam            Netherlands
Berg Assurantien B.V.                        Tuindersweg 47-49                   2676 BD         Maasdijk             Netherlands
Berg Bankzaken B.V.                          Tuindersweg 47-49                   2676 BD         Maasdijk             Netherlands
Berg Diensten Beheer B.V.                    Tuindersweg 47-49                   2676 BD         Maasdijk             Netherlands
Berkelse Poort B.V.                          Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Berkel-Staete I B.V.                         Amstelveenseweg 500                 1081 KL         Amsterdam            Netherlands
Berkel-Staete II B.V.                        Amstelveenseweg 500                 1081 KL         Amsterdam            Netherlands
Berlin Brandenburg Grundbesitz B.V.          Schenkkade 65                       2595 AS         Den Haag             Netherlands
Berliner Gesellschaft fur
 Vermogensverwaltung mbH                     Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
Bermillio B.V.                               Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Besacta B.V.                                 Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Besto Sol Beheer B.V.                        Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Beuke Poort B.V.                             Mr. Treublaan 7                     1097 DP         Amsterdam            Netherlands
Bewaarbedrijf CenE Bankiers B.V.             Herculesplein 5                     3584 AA         Utrecht              Netherlands
Bfl-Beteiligungsgesellschaft fur
 Industriewerte mbH                          Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BGAG Projekt GmbH                            Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BH&S Property Management Limited             60 London Wall                      EC2M 5TQ        London               United Kingdom
BHB Management Limited                       33 Cavendish Square                 W1M 0BQ         London               United Kingdom
BHC Management Limited                       Barfield House, St. Julians Avenue  GY1 3ZD         St. Peter Port,      United Kingdom
                                                                                                  Guernsey
BHF + HIH Fondsmanagement GmbH               Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF 1. Grundbesitz GmbH                      Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Capital Management GmbH                  Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Finance (Nederlands) B.V.                Vossiusstraat 3                     1071 AB         Amsterdam            Netherlands
BHF Grundbesitz-Verwaltungsgesellschaft mbH  Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Grundbesitz-Verwaltungsgesellschaft
 mbH & Co. am Kaiserlei OHG                  Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Holding Aktiengesellschaft               Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Immobilien-GmbH                          Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Private Equity Treuhand- und
 Beratungsgesselschaft mbH                   Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Specialized Finance GmbH                 Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHF Structured Finance Corporation                                                                                    Cayman Islands
BHF Trust Management Gesellschaft fur
 Vermogensverwaltung mbH                     Neue Mainzer StraBe 80              60311           Frankfurt am Main    Germany
BHF Zivnostenska Investment B.V.             Vossiusstraat 3                     1071 AB         Amsterdam            Netherlands
BHF-BANK (Jersey) Ltd.                       6 West Centre                                       St Helier (Jersey)   United Kingdom
BHF-BANK (Schweiz) AG                        SchulhausstraBe 6                   8027            Zurich               Switzerland
BHF-BANK Finance (Jersey) Ltd.               6 West Centre                                       St Helier (Jersey)   United Kingdom
BHF-BANK International S.A.                  283, route d'Arlon                  1150            Luxemburg            Luxemburg
BHF-Betriebsservice GmbH                     Bockenheimer Landstrasse 10         60323           Frankfurt am Main    Germany
BHI Management Limited                       Barfield House, St Julian's Avenue  GY1 3QL         St. Peter Port,      United Kingdom
                                                                                                  Guernsey
BHR Management Limited                       Barfield House, St Julian's Avenue  GY1 3QL         St. Peter Port,      United Kingdom
                                                                                                  Guernsey
BI Advisers Limited                          Barfield House, St Julian's Avenue                  St. Peter Port,      United Kingdom
                                                                                                  Guernsey
Bidania B.V.                                 Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Bijl Beheer B.V.                             Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Bijlmerplein Leasing B.V.                    Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Bimbister B.V.                               Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Biporus B.V.                                 Bijlmerplein 888                    1102 MG         Amsterdam Zuidoost   Netherlands
Birthland Limited                            107 Cheapside                       EC2V 6HJ        London               United Kingdom
BIS Nominees Pty Limited                                                                         Melbourne            Australia
Bishop-Morrow Insurance Ltd.                 101 - 1305 11th Avenue SW           AB T3C 3P6      Calgary              Canada
Bishopscourt Asset Finance Limited           60, London Wall                     EC2M 5TQ        London               United Kingdom
Bishopscourt Equipment Leasing Limited       60 London Wall                      EC2M 5TQ        London               United Kingdom
Bishopscourt Industrial Finance Limited      60 London Wall                      EC2M 5TQ        London               United Kingdom

COMPANY NAME                                          ACTIVITY                   BROKER/DEALER?   MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Bello & Klaassen Assurantie Adviseurs B.V.            Insurance broker           No               No            No
Bempton B.V.                                          Cash Company               No               No            No
Ben-Net Corporation                                   Distribution of Insurance  No               No            No
                                                       Products
Berchem Onroerend Goed B.V.                           Real Estate Management     No               No            No
Berg Assurantien B.V.                                 Insurance broker           No               No            No
Berg Bankzaken B.V.                                   Insurance broker           No               No            No
Berg Diensten Beheer B.V.                             Holding                    No               No            No
Berkelse Poort B.V.                                   Real Estate Management     No               No            No
Berkel-Staete I B.V.                                  Real Estate Exploitation   No               No            No
Berkel-Staete II B.V.                                 Real Estate Exploitation   No               No            No
Berlin Brandenburg Grundbesitz B.V.                   Real Estate Management     No               No            No
Berliner Gesellschaft fur Vermogensverwaltung mbH     Real Estate Management     No               No            No
Bermillio B.V.                                        Cash Company               No               No            No
Besacta B.V.                                          Cash Company               No               No            No
Besto Sol Beheer B.V.                                 Cash Company               No               No            No
Beuke Poort B.V.                                      Real Estate Management     No               No            No
Bewaarbedrijf CenE Bankiers B.V.                      Trust Company              No               No            No
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH   Miscellaneous              No               No            No
BGAG Projekt GmbH                                     Financial Services         No               No            No
BH&S Property Management Limited                      Asset Management           No               No            No
BHB Management Limited                                Holding                    No               No            No
BHC Management Limited                                Private Equity             No               No            No
BHF + HIH Fondsmanagement GmbH                        Fund Administration        No               No            No
BHF 1. Grundbesitz GmbH                               Real Estate Management     No               No            No
BHF Capital Management GmbH                           Miscellaneous              No               No            No
BHF Finance (Nederlands) B.V.                         Finance Company            No               No            No
BHF Grundbesitz-Verwaltungsgesellschaft mbH           Real Estate: General       No               No            No
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co.
 am Kaiserlei OHG                                     Real Estate: General       No               No            No
BHF Holding Aktiengesellschaft                        Holding                    No               No            No
BHF Immobilien-GmbH                                   Real Estate: General       No               No            No
BHF Private Equity Treuhand- und
Beratungsgesselschaft mbH                             Trust Company              No               No            No
BHF Specialized Finance GmbH                          Miscellaneous              No               No            No
BHF Structured Finance Corporation                    Miscellaneous              No               No            No
BHF Trust Management Gesellschaft fur
Vermogensverwaltung mbH                               Trust Company              No               No            No
BHF Zivnostenska Investment B.V.                      Miscellaneous              No               No            No
BHF-BANK (Jersey) Ltd.                                Branch Office              No               No            No
BHF-BANK (Schweiz) AG                                 Branch Office              No               No            No
BHF-BANK Finance (Jersey) Ltd.                        Branch Office              No               No            No
BHF-BANK International S.A.                           Holding                    No               No            No
BHF-Betriebsservice GmbH                              Service Company            No               No            No
BHI Management Limited                                Asset Management           No               No            No
BHR Management Limited                                Holding                    No               No            No
BI Advisers Limited                                   Holding                    No               No            No
Bidania B.V.                                          Cash Company               No               No            No
Bijl Beheer B.V.                                      Cash Company               No               No            No
Bijlmerplein Leasing B.V.                             Real Estate Management     No               No            No
Bimbister B.V.                                        Cash Company               No               No            No
Biporus B.V.                                          Cash Company               No               No            No
Birthland Limited                                     Lease                      No               No            No
BIS Nominees Pty Limited                              Custody                    No               No            No
Bishop-Morrow Insurance Ltd.                          Insurance broker           No               No            No
Bishopscourt Asset Finance Limited                    Holding                    No               No            No
Bishopscourt Equipment Leasing Limited                Lease                      No               No            No
Bishopscourt Industrial Finance Limited               Lease                      No               No            No

                                                                                    TOTAL
COMPANY NAME                                               LEGAL FORM   ING CODE    OWNED %   BOARD Y/N
---------------------------------------------------------------------------------------------------------
Bishopscourt Ltd                                           Ltd.         50000848    100.00
Bissone B.V.                                               B.V.         50000015    100.00
BL & P Nieuwegein B.V.                                     B.V.         50000016    100.00
BLAC Corp incorperated                                     Inc.         20001879     51.00
BLAC Holdings inc                                          Inc.         20001850    100.00
Blarina B.V.                                               B.V.         20001223    100.00
Blauwe M R I B.V.                                          B.V.         20001803    100.00
Blijenhoek Staete B.V.                                     B.V.         10000562    100.00
Blizzard Rock B.V.                                         B.V.         50000553    100.00
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.          Ltd.         10000816    100.00
Bonfield Japan Growth                                                                    -    Yes
Bonfield Japan Hedge Fund                                                                -    Yes
Boree s.a                                                  S.A.         50000669    100.00
Bothwell B.V.                                              B.V.         20001824    100.00
Bouw en Exploitatiemaatschappij Deska XXIII B.V.           N.V.         20001933    100.00
Bouwbureau voor de Twents-Gelderse Industrie B.V.          B.V.         20002033    100.00
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                      B.V.         10000633    100.00    Yes
Bouwfonds AVG B.V.                                         B.V.         10000616         -    Yes
Bouwfonds Bilthoven 1969 B.V.                              B.V.         10000634    100.00    Yes
Bouwfonds Nationale-Nederlanden B.V.                       B.V.         10000034    100.00
Bouwfonds Nemavo B.V.                                      B.V.         10000632    100.00    Yes
Bouwfonds Roveso B.V.                                      B.V.         10000635    100.00    Yes
Bouwfonds Utrecht 1967 B.V.                                B.V.         10000683    100.00    Yes
Bouwfonds Valken Staete B.V.                               B.V.         10000547    100.00    Yes
Bouwmaatschappij Mecklenburgplein B.V.                     B.V.         20000617    100.00
Bouwonderneming AMER LII B.V.                              B.V.         10000234    100.00
BOZ B.V.                                                   B.V.         10000501    100.00
BPEP ( Poland) S.p.zo.o                                    S.p.zo.o     50000639    100.00
BPEP General Partner I Linmited                            Ltd.         20001854    100.00
BPEP General Partner II Limited                            Ltd.         20001855    100.00
BPEP Holdings Limited                                      Ltd.         20001682    100.00
BPEP Management (UK) Limited                               Ltd.         20001857    100.00
BPEP Management Limited                                    Ltd.         20001863    100.00
BPEP Nominees Limited                                      Ltd.         20001856    100.00
BPEP Participations Limited                                Ltd.         20001860    100.00
Branson Insurance Agency, Inc.                             Inc.         50000172    100.00
Brasas B.V.                                                B.V.         20001256    100.00
Brasemer Poort B.V.                                        B.V.         20001953    100.00
Bravura B.V.                                               B.V.         20001644    100.00
Breijer Assurantien B.V.                                   B.V.         10001279    100.00
Bremer-Van Mierlo Beleggingsmaatschappij B.V.              B.V.         20001687    100.00
Brenko B.V.                                                B.V.         20001782    100.00
British Land Patrium B.V.                                  B.V.         40000008         -    Yes
British Land Patrium I B.V.                                B.V.         40000020         -    Yes
British Land Patrium II B.V.                               B.V.         40000006         -    Yes
British Land Patrium III B.V.                              B.V.         40000007         -    Yes
Brittany Square Limited Partnership                        L.P.         40000190    L.P.      Yes
Broks Holding B.V.                                         B.V.         50000079    100.00
Bruine Poort B.V.                                          B.V.         20001996    100.00
Brussel Staete B.V.                                        B.V.         10000565    100.00
Brussels Lambert UK Nominees Ltd.                          Ltd.         50000700    100.00
Buckden B.V.                                               B.V.         50000470    100.00
Buenos Aires Equity Investments N.V.                       N.V.         20001075    100.00
Business Compass Holding B.V.                              B.V.         20001775    100.00

COMPANY NAME                                         ADDRESS                          POSTAL CODE     CITY           COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Bishopscourt Ltd                                     60 London Wall                   EC2M 5TQ        London         United Kingdom
Bissone B.V.                                         Drentestraat 24                  1083 HK         Amsterdam      Netherlands
BL & P Nieuwegein B.V.                               Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
BLAC Corp incorperated                               2665 South Bayshore Drive        Suite 1101      Coconut Grove  United States
                                                                                                                      of America
BLAC Holdings inc                                    Corporation Trust Center         1209 Orang      Wilmington     United States
                                                                                                                      of America
Blarina B.V.                                         Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Blauwe M R I B.V.                                    Karspeldreef 14                  1101 CK         Amsterdam      Netherlands
Blijenhoek Staete B.V.                               Schenkkade 65                    2595 AS         Den Haag       Netherlands
Blizzard Rock B.V.                                   Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.    65 Chulia Street #36-01          049513          Singapore      Singapore
Bonfield Japan Growth                                P.O. Box 309, Ugland,                            Georgetown,    Cayman Island,
                                                     South Church Street                               Grand Cayman   British West
                                                                                                       Dublin         Indies
Bonfield Japan Hedge Fund                            IFSC House, International
                                                      Financial Services Centre       1               Dublin         Ireland
Boree s.a                                            Avenue du General de Gaulle,
                                                      90/102, Coeur Defense Tour A,
                                                      Place de la Defense             92400           Paris          France
Bothwell B.V.                                        Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
Bouw en Exploitatiemaatschappij Deska XXIII B.V.     Mr. Treublaan 7                  1097 DP         Amsterdam      Netherlands
Bouwbureau voor de Twents-Gelderse Industrie B.V.    Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds AVG B.V.                                   Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds Bilthoven 1969 B.V.                        Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds Nationale-Nederlanden B.V.                 Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds Nemavo B.V.                                Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds Roveso B.V.                                Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds Utrecht 1967 B.V.                          Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwfonds Valken Staete B.V.                         Schenkkade 65                    2595 AS         Den Haag       Netherlands
Bouwmaatschappij Mecklenburgplein B.V.               Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
Bouwonderneming AMER LII B.V.                        Schenkkade 65                    2595 AS         Den Haag       Netherlands
BOZ B.V.                                             Schenkkade 65                    2595 AS         Den Haag       Netherlands
BPEP ( Poland) S.p.zo.o                              Al. Jana Pawla II 23             00-854          Warsaw         Poland
BPEP General Partner I Linmited                      33 Cavendish Square              W1M 0BQ         London         United Kingdom
BPEP General Partner II Limited                      33 Cavendish Square              W1M 0BQ         London         United Kingdom
BPEP Holdings Limited                                Barfield House. St.Julians Av.   St. Peter       Guernsey       United Kingdom
BPEP Management (UK) Limited                         33 Cavendish Square              W1M 0BQ         London         United Kingdom
BPEP Management Limited                              Barfield House, St.Julians Av.   St.Peter P      Guernsey       United Kingdom
BPEP Nominees Limited                                33 Cavendish Square              W1M OBN         London         United Kingdom
BPEP Participations Limited                          Barfield House. St.Julians Av.   St. Peter       Guernsey       United Kingdom
Branson Insurance Agency, Inc.                       400 First Street South,
                                                      Suite 300                       MN 56301-3600   St Cloud       United States
                                                                                                                      of America
Brasas B.V.                                          Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Brasemer Poort B.V.                                                                                   Amsterdam      Netherlands
Bravura B.V.                                         Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Breijer Assurantien B.V.                             Raadhuisplein 132                2922 AL         Krimpen a/d    Netherlands
                                                                                                       IJssel
Bremer-Van Mierlo Beleggingsmaatschappij B.V.        Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Brenko B.V.                                          Herengracht 619                  1017 CE         Amsterdam      Netherlands
British Land Patrium B.V.                            Schenkkade 65                    2595 AS         Den Haag       Netherlands
British Land Patrium I B.V.                          Schenkkade 65                    2595 AS         Den Haag       Netherlands
British Land Patrium II B.V.                         Schenkkade 65                    2595 AS         Den Haag       Netherlands
British Land Patrium III B.V.                        Schenkkade 65                    2595 AS         Den Haag       Netherlands
Brittany Square Limited Partnership                                                                   Boston         United States
                                                                                                                      of America
Broks Holding B.V.                                   Bijlmerplein 888                 1102 MG         Amsterdam      Netherlands
                                                                                                       Zuidoost
Bruine Poort B.V.                                    Mr Treublaan 7                   1097 DP         Amsterdam      Netherlands
Brussel Staete B.V.                                  Schenkkade 65                    2595 AS         Den Haag       Netherlands
Brussels Lambert UK Nominees Ltd.                    Broadgate 6                      EC2M 2AJ        London         Belgium
Buckden B.V.                                         Drentestraat 24                  1083 HK         Amsterdam      Netherlands
Buenos Aires Equity Investments N.V.                 Kaya W.F.G. (Jombi) Mensing 14                   Curacao (N.A.) Netherlands
                                                                                                                      Antilles
Business Compass Holding B.V.                        Van Hasseltkade 13               6211 CC         Maastricht     Netherlands

COMPANY NAME                                          ACTIVITY                   BROKER/DEALER?   MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Bishopscourt Ltd                                      Lease                      No               No            No
Bissone B.V.                                          Cash Company               No               No            No
BL & P Nieuwegein B.V.                                Cash Company               No               No            No
BLAC Corp incorperated                                Management Company         No               No            No
                                                       (general)
BLAC Holdings inc                                     Holding                    No               No            No
Blarina B.V.                                          Cash Company               No               No            No
Blauwe M R I B.V.                                     Lease                      No               No            No
Blijenhoek Staete B.V.                                Real Estate Investments    No               No            No
Blizzard Rock B.V.                                    Cash Company               No               No            No
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.     Consultancy                No               No            No
Bonfield Japan Growth                                 Investment Fund            No               No            No
Bonfield Japan Hedge Fund                             Investment Fund            No               No            No
Boree s.a.                                            Real Estate Management     No               No            No
Bothwell B.V.                                         Cash Company               No               No            No
Bouw en Exploitatiemaatschappij Deska XXIII B.V.      Real Estate Management     No               No            No
Bouwbureau voor de Twents-Gelderse Industrie B.V.     Real Estate Investments    No               No            No
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                 Real Estate Management     No               No            No
Bouwfonds AVG B.V.                                    Real Estate: General       No               No            No
Bouwfonds Bilthoven 1969 B.V.                         Real Estate Management     No               No            No
Bouwfonds Nationale-Nederlanden B.V.                  Real Estate Management     No               No            No
Bouwfonds Nemavo B.V.                                 Real Estate Management     No               No            No
Bouwfonds Roveso B.V.                                 Real Estate Management     No               No            No
Bouwfonds Utrecht 1967 B.V.                           Real Estate Management     No               No            No
Bouwfonds Valken Staete B.V.                          Real Estate Management     No               No            No
Bouwmaatschappij Mecklenburgplein B.V.                Investment Company         No               No            No
Bouwonderneming AMER LII B.V.                         Real Estate Exploitation   No               No            No
BOZ B.V.                                              Holding                    No               No            No
BPEP ( Poland) S.p.zo.o                               Private Equity             No               No            No
BPEP General Partner I Linmited                       Private Equity             No               No            No
BPEP General Partner II Limited                       Private Equity             No               No            No
BPEP Holdings Limited                                 Holding                    No               No            No
BPEP Management (UK) Limited                          Private Equity             No               No            No
BPEP Management Limited                               Holding                    No               No            No
BPEP Nominees Limited                                 Private Equity             No               No            No
BPEP Participations Limited                           Holding                    No               No            No
Branson Insurance Agency, Inc.                        Insurance Agency           No               No            No
Brasas B.V.                                           Cash Company               No               No            No
Brasemer Poort B.V.                                   Real Estate Management     No               No            No
Bravura B.V.                                          Cash Company               No               No            No
Breijer Assurantien B.V.                              Insurance Agency           No               No            No
Bremer-Van Mierlo Beleggingsmaatschappij B.V.         Cash Company               No               No            No
Brenko B.V.                                           Financial Services         No               No            No
British Land Patrium B.V.                             Real Estate: General       No               No            No
British Land Patrium I B.V.                           Real Estate: General       No               No            No
British Land Patrium II B.V.                          Real Estate: General       No               No            No
British Land Patrium III B.V.                         Real Estate: General       No               No            No
Brittany Square Limited Partnership                   Real Estate: General       No               No            No
Broks Holding B.V.                                    Cash Company               No               No            No
Bruine Poort B.V.                                     Real Estate Management     No               No            No
Brussel Staete B.V.                                   Real Estate Management     No               No            No
Brussels Lambert UK Nominees Ltd.                     Custody                    No               No            No
Buckden B.V.                                          Cash Company               No               No            No
Buenos Aires Equity Investments N.V.                  Investment Services        No               No            No
Business Compass Holding B.V.                         Holding                    No               No            No

                                                                                                TOTAL
COMPANY NAME                                                       LEGAL FORM    ING CODE      OWNED %  BOARD Y/N
------------------------------------------------------------------------------------------------------------------
Business Datenbanken Int                                           S.A.          20002118       10.00
BVP Holdings Limited                                               Ltd.          20001868      100.00
BVP Management Limited                                             Ltd.          50000976      100.00
BVP Mexico S.A.                                                    S.A.          20001277       90.00
BWH Financiele Diensten B.V.                                       B.V.          10001293      100.00
C.J. Buyzen Beheer B.V.                                            B.V.          20001798      100.00
C.J.H.- en J.J. Heimeriks Holding B.V.                             B.V.          20001188      100.00
C.V. Bedrijven Park G.P                                            C.V.          40000252       50.00
C.V. Exploitatiemaatschappij Tunnel onder de Noord                 C.V.          20000456      100.00
Cabel B.V.                                                         B.V.          20001783      100.00
Caesarean Management Ltd.                                          Ltd.          20002229      100.00
Caldona B.V.                                                       B.V.          20002017      100.00
Calera Pty Ltd                                                     Ltd.          50000332      100.00
Cambridge Enterprises Ltd.                                         Ltd.          10001454      100.00
Camed Invent '01 B.V.                                              B.V.          50000844      100.00
Camilo B.V.                                                        B.V.          20001230      100.00
Capital Insurance Brokers Ltd.                                     Ltd.                         50.00
Capricorn Venture Fund N.V.                                        N.V.          20001884       40.80
Capricorn Venture Partners N.V.                                    N.V.          20001853       39.00
Cardona B.V.                                                       B.V.          20000982      100.00
Carnegie Financial Corporation                                     Corp.         50000964      100.00
Carnegie Securities Corporation                                    Corp.         50000925      100.00
Catoneria B.V.                                                     B.V.          20001097      100.00
Cavendish Nominees Limited                                         Ltd.          20001861      100.00
CBL Thai Asset Management                                          Ltd.          20002105       25.00
Cedar Square Insurance and Financial Centre Ltd.                   Ltd.                        100.00
CEL Data Services S.A.                                             S.A.          20002071      100.00
CenE Asset Management N.V.                                         N.V.          20001650      100.00
CenE Bankiers Holding N.V.                                         N.V.          20000960      100.00
CenE Bankiers Management N.V.                                      N.V.          20000991      100.00
CenE Bankiers Mezzaninefonds B.V.                                  B.V.          50000394      100.00
CenE Bankiers N.V.                                                 N.V.          20000043      100.00
CenE Verzekeringen B.V.                                            N.V.          20000608      100.00
Centrum Banku Slaskiego Sp z o.o                                   Ltd.          20002351       60.00
Centrum Elektronicznych Uslug Platniczych "eService" S.A.          S.A.                         50.00
Centrum Ontwikkeling Broekpolder V.O.F                             V.O.F.        50000869       50.00
Cereus PLC                                                         Ltd.          20002701      100.00
Cermanita B.V.                                                     B.V.          20001568      100.00
Chantal One Ltd.                                                   Ltd.          50000613      100.00
Chantal Two Ltd.                                                   Ltd.          50000614      100.00
Chapdelaine Assurances inc                                         Inc.                        100.00
Chapineria B.V.                                                    B.V.          20001459      100.00
Chapman Graham & Associates Insurance Brokers Inc.                 Inc.                        100.00
Charles de Foucauld B.V.                                           B.V.          20002385      100.00
Chevrier Laporte & Associes inc                                    Inc.                        100.00
Chipper Nederland V.O.F                                            V.O.F.        10000053           -
Chipper Services B.V.                                              B.V.          50000532      100.00
CI European Limited                                                Ltd.          20001885       40.00
Cicania B.V.                                                       B.V.          20001051      100.00
CISL Aruba A.E.C                                                   AEC           20001442      100.00
City Aveinc Plc                                                    Plc.          50000801      100.00
City Six Inc.                                                      Plc.          50000804      100.00
Cityinc                                                            Inc.          20002363      100.00
Cityincorp                                                         Inc.          20002364      100.00

COMPANY NAME                                         ADDRESS                         POSTAL CODE  CITY               COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Business Datenbanken Int                                                                        Frankfurt am Main    Germany
BVP Holdings Limited                                 Barfiled House, St.Julians Av.  St. Peter  Guernsey             United Kingdom
BVP Management Limited                               Barfield House, St.Julians Av.  GY1 3QL    St. Peter Port,      United Kingdom
                                                                                                 Guernsey
BVP Mexico S.A.                                      Paseo de la Reforma No. 509-7   6500       Mexico City          Mexico
BWH Financiele Diensten B.V.                         Tuindersweg 49                  2676 BD    Maasdijk             Netherlands
C.J. Buyzen Beheer B.V.                              Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
C.J.H.- en J.J. Heimeriks Holding B.V.               Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
C.V. Bedrijven Park G.P                              Schenkkade 65                   2595 AS    Den Haag             Netherlands
C.V. Exploitatiemaatschappij Tunnel onder de Noord   Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
Cabel B.V.                                           Herengracht 619                 1017 CE    Amsterdam            Netherlands
Caesarean Management Ltd.                            Huguenot House, 28 La Motte
                                                      Street                         JE2 4SZ    St. Helier, Jersey   United Kingdom
Caldona B.V.                                         Bijlmerplein 888                1102 MG    Amsterdam            Netherlands
Calera Pty Ltd                                       Level 13, 347 Kent Street       NSW 2000   Sydney               Australia
Cambridge Enterprises Ltd.                                                                      Toronto              Canada
Camed Invent '01 B.V.                                Karspeldreef 14                 1101 CK    Amsterdam            Netherlands
Camilo B.V.                                          Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
Capital Insurance Brokers Ltd.                       715 Hewitson Street, suite 1000 ON P7B 6B5 Thunder Bay          Canada
Capricorn Venture Fund N.V.                          Lei 19/1                        B-3000     Leuven               Belgium
Capricorn Venture Partners N.V.                      Lei 19/1                        B-3000     Leuven               Belgium
Cardona B.V.                                         Drentestraat 24                 1083 HK    Amsterdam            Netherlands
Carnegie Financial Corporation                       5780 Powers Ferry Road NW       30327      Atlanta (Ga.)        United States
                                                                                                                      of America
Carnegie Securities Corporation                      5780 Powers Ferry Road NW       30327      Atlanta (Ga.)        United States
                                                                                                                      of America
Catoneria B.V.                                       Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
Cavendish Nominees Limited                           Barfield House, St.Julians Av.  St. Peter  Guernsey             United Kingdom
CBL Thai Asset Management                                                                       Singapore            Singapore
Cedar Square Insurance and Financial Centre Ltd.     132 4th Avenue SE               AB T1A 7M9 Medicine Hat         Canada
CEL Data Services S.A.                               Leuvensesteenweg 1230           1200       Bruxelles            Belgium
CenE Asset Management N.V.                           Kaya W.F.G. (Jombi) Mensing 14             Willemstad Curacao   Netherlands
                                                                                                                      Antilles
CenE Bankiers Holding N.V.                           Kaya W.F.G. (Jombi) Mensing 14             Willemstad Curacao   Netherlands
                                                                                                                      Antilles
CenE Bankiers Management N.V.                        Kaya W.F.G. (Jombi) Mensing 14             Willemstad Curacao   Netherlands
                                                                                                                      Antilles
CenE Bankiers Mezzaninefonds B.V.                    Herculesplein 5                 3584 AA    Utrecht              Netherlands
CenE Bankiers N.V.                                   Herculesplein 5                 3508 AC    Utrecht              Netherlands
CenE Verzekeringen B.V.                              Herculesplein 5                 3584 AA    Utrecht              Netherlands
Centrum Banku Slaskiego Sp z o.o                     Sokolska 34                     40-086     Katowice             Poland
Centrum Elektronicznych Uslug Platniczych
 "eService" S.A.                                     Plac Trzech Krzyzy 10/14        00-499     Warsaw               Poland
Centrum Ontwikkeling Broekpolder V.O.F               Schenkkade 65                   2595 AS    Den Haag             Netherlands
Cereus PLC                                           60 London Wall                  EC2M 5TQ   London               United Kingdom
Cermanita B.V.                                       Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
Chantal One Ltd.                                     60 London Wall                  EC2M 5TQ   London               United Kingdom
Chantal Two Ltd.                                     60 London Wall                  EC2M 5TQ   London               United Kingdom
Chapdelaine Assurances inc                           220 rue Brebeuf                 PQ J3G 5P3 Beloeil              Canada
Chapineria B.V.                                      Bijlmerplein 888                1102 MG    Amsterdam            Netherlands
Chapman Graham & Associates Insurance Brokers Inc.   1580 20th St. East              ON N4K 5P7 Owen Sound           Canada
Charles de Foucauld B.V.                             Bijlmerplein 888                1102 MG    Amsterdam            Netherlands
Chevrier Laporte & Associes inc                      1 rue de la Gare                PQ J2G 8E4 Granby               Canada
Chipper Nederland V.O.F                              Hoeksteen 7478                  2132 MS    Hoofddorp            Netherlands
Chipper Services B.V.                                Polarisavenue 15                2132 JH    Hoofddorp            Netherlandsp
CI European Limited                                                                             Aberdeen             United Kingdom
Cicania B.V.                                         Bijlmerplein 888                1102 MG    Amsterdam Zuidoost   Netherlands
CISL Aruba A.E.C                                     L.G. Smith Blvd 162                        Aruba                Aruba
City Aveinc Plc                                      107 Cheapside                   EC2V 6HJ   London               United Kingdom
City Six Inc.                                        107 Cheapside                   EC2V 6HJ   London               United Kingdom
Cityinc                                              107, Cheapside                  EC2V 6MJ   London               United Kingdom
Cityincorp                                           107, Cheapside                  EC2V 6MJ   London               United Kingdom

COMPANY NAME                                          ACTIVITY                   BROKER/DEALER?   MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Business Datenbanken Int.                             Service Company            No               No            No
BVP Holdings Limited                                  Holding                    No               No            No
BVP Management Limited                                Holding                    No               No            No
BVP Mexico S.A.                                       Venture Capital            No               No            No
BWH Financiele Diensten B.V.                          Insurance Broker           No               No            No
C.J. Buyzen Beheer B.V.                               Cash Company               No               No            No
C.J.H.- en J.J. Heimeriks Holding B.V.                Cash Company               No               No            No
C.V. Bedrijven Park G.P.                              Real Estate Management     No               No            No
C.V. Exploitatiemaatschappij Tunnel onder de Noord    Real Estate Management     No               No            No
Cabel B.V.                                            Financial Services         No               No            No
Caesarean Management Ltd.                             Financial Services         No               No            No
Caldona B.V.                                          Investment Company         No               No            No
Calera Pty Ltd                                        Real Estate: General       No               No            No
Cambridge Enterprises Ltd.                                                       No               No            No
Camed Invent '01 B.V.                                 Lease                      No               No            No
Camilo B.V.                                           Cash Company               No               No            No
Capital Insurance Brokers Ltd.                        Insurance broker           No               No            No
Capricorn Venture Fund N.V.                           Holding                    No               No            No
Capricorn Venture Partners N.V.                       Private Equity             No               No            No
Cardona B.V.                                          Investment Company         No               No            No
Carnegie Financial Corporation                        Insurance Agency           No               No            No
Carnegie Securities Corporation                       Insurance Agency           No               No            No
Catoneria B.V.                                        Cash Company               No               No            No
Cavendish Nominees Limited                            Holding                    No               No            No
CBL Thai Asset Management                             Investment Consultant      No               No            No
Cedar Square Insurance and Financial Centre Ltd.      Insurance broker           No               No            No
CEL Data Services S.A.                                Service Company            No               No            No
CenE Asset Management N.V.                            Management Company
                                                       (general)                 No               No            No
CenE Bankiers Holding N.V.                            Holding                    No               No            No
CenE Bankiers Management N.V.                         Financial Services         No               No            No
CenE Bankiers Mezzaninefonds B.V.                     Finance Company            No               No            No
CenE Bankiers N.V.                                    General Bank               No               No            No
CenE Verzekeringen B.V.                               Insurance Agency           No               No            No
Centrum Banku Slaskiego Sp z o.o.                     Financial Services         No               No            No
Centrum Elektronicznych Uslug Platniczych
 "eService" S.A.                                                                 No               No            No
Centrum Ontwikkeling Broekpolder V.O.F.               Real Estate Development    No               No            No
Cereus PLC                                            Equity Management          No               No            No
Cermanita B.V.                                        Cash Company               No               No            No
Chantal One Ltd.                                      Holding                    No               No            No
Chantal Two Ltd.                                      Holding                    No               No            No
Chapdelaine Assurances inc.                           Insurance broker           No               No            No
Chapineria B.V.                                       Investment Company         No               No            No
Chapman Graham & Associates Insurance Brokers Inc.    Insurance broker           No               No            No
Charles de Foucauld B.V.                              Cash Company               No               No            No
Chevrier Laporte & Associes inc.                      Insurance broker           No               No            No
Chipper Nederland V.O.F.                              Information Technology     No               No            No
Chipper Services B.V.                                 Payment Services           No               No            No
CI European Limited                                   Stock Exchange             No               No            No
Cicania B.V.                                          Cash Company               No               No            No
CISL Aruba A.E.C.                                     Financial Services         No               No            No
City Aveinc Plc                                       Lease                      No               No            No
City Six Inc.                                         Lease                      No               No            No
Cityinc.                                              Lease                      No               No            No
Cityincorp.                                           Lease                      No               No            No

                                                                     TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Clacri B.V.                               B.V.            20001815   100.00
Clarion Development Ventures, L.P.        L.P.                       100.00
Clarion Realty Services LLC               LLC                        100.00
Clerdew Limited                           Plc.            10001488   100.00
Closeburg B.V.                            B.V.            20001553   100.00
CMP Fonds I GMBH                          GmbH            50001140    98.23
Coastal Insurance Services Ltd.           Ltd.                       100.00
Codeland Ltd.                             Ltd.            50000805   100.00
Codepec S.A.                              S.A.            20002181   100.00
Cofiton B.V.                              B.V.            20000019   100.00
Cofiton II  B.V.                          B.V.            40000130   100.00
Coldstream B.V.                           B.V.            20001581   100.00
Colocar B.V.                              B.V.            20001454   100.00
Colonsay B.V.                             B.V.            20001546   100.00
Comatev B.V.                              B.V.            50000027   100.00
Combdring B.V.                            B.V.            20000986   100.00
Combined Financial Services LLC           LLC             50000948    40.00
Compagnie Financiere de Banville sa       S.A.            10001378    40.00
Compulife Agency, Inc.                    Inc.            50000921   100.00
Compulife Insurance Agency of
  Massachusetts, Inc.                     Inc.            50001082   100.00
Compulife, Inc.                           Inc.            50000920   100.00
Computer Centrum Twente B.V.              B.V.            20000223   100.00
Conglomerado de Valores                   S.A. de C.V.                99.90
Consolidated Insurance Company            Inc.            10001396   100.00
Consortium Beursplein V.o.f.              V.O.F.          10001361    79.78
Control Management Limited                Ltd.            20001370   100.00
Convenio B.V.                             B.V.            10000206   100.00
Copar B.V.                                B.V.            20001647   100.00
Corniston B.V.                            B.V.            20001620   100.00
Corporacion de Atencion Medica            S.A. de C.V.                99.84
Corpovea B.V.                             B.V.            20001210   100.00
Cotranco B.V.                             B.V.            20001599   100.00
Cotton Nominees Limited                   Ltd.            20001273   100.00
Craig Hamilton Insurance Brokers Inc.     Inc.                       100.00
Cramer & Cie, Gerants des fortunes        KG              50000267    38.74
Crecido B.V.                              B.V.            20001564   100.00
Crediet Service Bank B.V.                 B.V.            20000398   100.00
Credit Industriel et Automobile
  de Belgique S.A.                        S.A.            20002095    99.76
Credit Lease S.A.                         S.A.            20002182    99.99
Crescentes Prins B.V.                     B.V.            20001631   100.00
Croesus Management BVBA                   BVBA            50000519   100.00
Cruz Blanca EPS S.A.                      S.A.                        95.00
Cruz Blanca Isapre S.A.                   S.A.                        81.00
Cumbras B.V.                              B.V.            20001204   100.00
Cupula B.V.                               B.V.            20000481   100.00
CW Finance Ltd.                           Ltd.            20001130   100.00
CW Finance N.V.                           N.V.            20000645   100.00
CW Lease Belgium nv                       N.V.            20000640   100.00
CW Lease Berlin GmbH                      GmbH            20001136   100.00
CW Lease Deutschland GmbH                 GmbH            20001134   100.00
CW Lease France S.N.C.                    SNC             20001127   100.00
CW Lease Luxembourg S.A.                  S.A.            20000841   100.00
CW Lease Nederland B.V.                   B.V.            20000626   100.00
CW Lease UK Ltd.                          Ltd.            20000651   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Clacri B.V.                               Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Clarion Development Ventures, L.P.        335 Madison Avenue                        NY 10017    New York             United States
                                                                                                                      of America
Clarion Realty Services LLC               335 Madison Avenue                        NY 10017    New York             United States
                                                                                                                      of America
Clerdew Limited                           Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Closeburg B.V.                            Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
CMP Fonds I GMBH                          Bockenheimer Landstrasse 10               60323       Frankfurt am Main    Germany
Coastal Insurance Services Ltd.           104 - 2331 Marpole Avenue                 BC V3C 2A1  Port Coquitlam       Canada
Codeland Ltd.                             107 Cheapside                             EC2V 6HJ    London               United Kingdom
Codepec S.A.                              Avenue du General de Gaulle, 90-102,
                                           Coeur Defense Tour A, Place de la
                                           Defense                                  92400       Paris                France
Cofiton B.V.                              Schenkkade 65                             2509 LL     Den Haag             Netherlands
Cofiton II  B.V.                          Schenkkade 65                             2509 LL     Den Haag             Netherlands
Coldstream B.V.                           Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Colocar B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Colonsay B.V.                             Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Comatev B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Combdring B.V.                            Bijlmerplein 888                          1102 MG     Amsterdam            Netherlands
Combined Financial Services LLC           44 School Street, Suite 200               MA 02108    Boston               United States
                                                                                                                      of America
Compagnie Financiere de Banville sa                                                             Paris                France
Compulife Agency, Inc.                    7325 Beaufort Springs Drive               VA 23225    Richmond (Va)        United States
Compulife Insurance Agency of                                                                                         of America
  Massachusetts, Inc.                     7325 Beaufort Springs Drive               VA 23225    Richmond (Va)        United States
                                                                                                                      of America
Compulife, Inc.                           7325 Beaufort Springs Drive               VA 23225    Richmond (Va)        United States
                                                                                                                      of America
Computer Centrum Twente B.V.              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Conglomerado de Valores                   Periferico Sur 3325, 10th Floor, Col.     10400       Mexico City          Mexico
                                           San Geranimo Aculco                                  Indianapolis         United States
Consolidated Insurance Company                                                                                        of America
Consortium Beursplein V.o.f.              Schenkkade 65                             2595 AS     Den Haag             Netherlands
Control Management Limited                St. Julians Avenue                        GY1 3DA     St. Peter Port,
                                                                                                 Guernsey            United Kingdom
Convenio B.V.                             Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
Copar B.V.                                Herculesplein 5                           3584 AA     Utrecht              Netherlands
Corniston B.V.                            Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Corporacion de Atencion Medica            Periferico Sur 3325, 10th Floor, Col.
                                           San Geranimo Aculco                      10400       Mexico City          Mexico
Corpovea B.V.                             Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Cotranco B.V.                             Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Cotton Nominees Limited                   81F Three Exchange Square, Ctr                        Hong Kong            Hong Kong
Craig Hamilton Insurance Brokers Inc.     201-1320 Carling Avenue                   ON K1Z 7K8  Ottawa               Canada
Cramer & Cie, Gerants des fortunes        SchulhausstraBe 6                         8027        Zurich               Switzerland
Crecido B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Crediet Service Bank B.V.                 James Wattstraat 79                       1079 DL     Amsterdam            Netherlands
Credit Industriel et Automobile de
  Belgique S.A.                           24 Avenue Marnix                          1000        Bruxelles            Belgium
Credit Lease S.A.                         Route de Esch 52                          2965        Luxembourg           Luxemburg
Crescentes Prins B.V.                     Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Croesus Management BVBA                                                                         Antwerp              Belgium
Cruz Blanca EPS S.A.                                                                                                 Colombia
Cruz Blanca Isapre S.A.                   Av. Nueva Tajamar 481, piso 17,                       Santiago
                                           Torre Norte, Las Condes                              de Chile             Chile
Cumbras B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Cupula B.V.                               Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
CW Finance Ltd.                           CW House, 3 Bracknell Beeches             RG 12 7BW   Berkshire            United Kingdom
CW Finance N.V.                           Ingberthoeveweg 6                         B-2630      Aartselaar           Belgium
CW Lease Belgium nv                       Ingberthoeveweg 6                         B-2630      Aartselaar           Belgium
CW Lease Berlin GmbH                      Storkower Strasse 139b                    D-10407     Berlin               Germany
CW Lease Deutschland GmbH                 In de Tarpen 50                           D-22848     Norderstedt          Germany
CW Lease France S.N.C.                    11, Rue Bailly                            92522       Neuilly sur Seine
                                                                                                 Cedex               France
CW Lease Luxembourg S.A.                  8 Boulevard Joseph II                     L 1840      Luxemburg            Luxemburg
CW Lease Nederland B.V.                   Pettelaarpark 80                          5216 PP     Den Bosch            Netherlands
CW Lease UK Ltd.                          CW House Cookham Rd.,Bracknell            RG12 1RR    Berkshire            United Kingdom

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------
Clacri B.V.                               Cash Company        No              No              No
Clarion Development Ventures, L.P.        Real Estate
                                           Management         No              No              No
Clarion Realty Services LLC               Real Estate         No              No              No
                                           Management
Clerdew Limited                           Insurance: General  No              No              No
Closeburg B.V.                            Cash Company        No              No              No
CMP Fonds I GMBH                          Financial Services  No              No              No
Coastal Insurance Services Ltd.           Insurance broker    No              No              No
Codeland Ltd.                             Lease               No              No              No
Codepec S.A.                              Financial Services  No              No              No
Cofiton B.V.                              Real Estate         No              No              No
                                           Management
Cofiton II  B.V.                          Real Estate         No              No              No
                                           Management
Coldstream B.V.                           Cash Company        No              No              No
Colocar B.V.                              Cash Company        No              No              No
Colonsay B.V.                             Cash Company        No              No              No
Comatev B.V.                              Cash Company        No              No              No
Combdring B.V.                            Management Company  No              No              No
                                           (general)
Combined Financial Services LLC           Insurance Agency    No              No              No
Compagnie Financiere de Banville sa       Real Estate:        No              No              No
                                           General
Compulife Agency, Inc.                    Insurance Agency    No              No              No
Compulife Insurance Agency of
  Massachusetts, Inc.                     Insurance Agency    No              No              No
Compulife, Inc.                           Holding             No              No              No
Computer Centrum Twente B.V.              Investment Company  No              No              No
Conglomerado de Valores                   Holding             No              No              No
Consolidated Insurance Company            Insurance: General  No              No              No
Consortium Beursplein V.o.f               Real Estate         No              No              No
                                           Management
Control Management Limited                Management Company
                                           (general)          No              No              No
Convenio B.V.                             Investment Company  No              No              No
Copar B.V.                                Investment Company  No              No              No
Corniston B.V.                            Cash Company        No              No              No
Corporacion de Atencion Medica            Financial Services  No              No              No
Corpovea B.V.                             Cash Company        No              No              No
Cotranco B.V.                             Cash Company        No              No              No
Cotton Nominees Limited                   Trust Company       No              No              No
Craig Hamilton Insurance Brokers Inc.     Insurance broker    No              No              No
Cramer & Cie, Gerants des fortunes                            No              No              No
Crecido B.V.                              Cash Company        No              No              No
Crediet Service Bank B.V.                 Finance Company     No              No              No
Credit Industriel et Automobile de
Belgique S.A.                             Savings & Loans     No              No              No
Credit Lease S.A.                         Lease               No              No              No
Crescentes Prins B.V.                     Cash Company        No              No              No
Croesus Management BVBA                   Holding             No              No              No
Cruz Blanca EPS S.A.                                          No              No              No
Cruz Blanca Isapre S.A.                                       No              No              No
Cumbras B.V.                              Cash Company        No              No              No
Cupula B.V.                               Investment Company  No              No              No
CW Finance Ltd.                           Lease               No              No              No
CW Finance N.V.                           Lease               No              No              No
CW Lease Belgium nv                       Lease               No              No              No
CW Lease Berlin GmbH                      Lease               No              No              No
CW Lease Deutschland GmbH                 Lease               No              No              No
CW Lease France S.N.C.                    Lease               No              No              No
CW Lease Luxembourg S.A.                  Lease               No              No              No
CW Lease Nederland B.V.                   Lease               No              No              No
CW Lease UK Ltd.                          Lease               No              No              No

                                                                     TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
CW Rent Deutschland GmbH                  GmbH            20002369   100.00
CyberLink Development, Inc.               Inc.            50000361   100.00
Czech Venture Partners s.r.o.             S.R.O.          20001864    50.00
Dabesse B.V.                              B.V.            50000028   100.00
Davidson Hughes Developments Pty. Ltd.    Ltd.            50000886   100.00
De Blauwe Invent '98 B.V.                 B.V.            20002365   100.00
De Bossche Poort B.V.                     B.V.            10000642   100.00
De Bueger Wiertz, Makelaars in            B.V.            10001282   100.00
  Assurantien,Pensioenadviseurs B.V.
De Groninger Lederwaren Industrie B.V.    B.V.            20001547   100.00
De Jong Assurantien B.V.                  B.V.            10001301   100.00
De Springelberg B.V.                      B.V.            20001686   100.00
De Vaderlandsche Spaarbank N.V.           N.V.            10000832   100.00
De Verzekeringscentrale B.V.              B.V.            10001359   100.00
Dealer Lease Service B.V.                 B.V.            20000642   100.00
Dekora Holding B.V.                       B.V.            20002032   100.00
Delfin Global Funds Plc.                  Plc.                            -   Yes
Delta Asset Management                                               100.00
Delta Nederland Beheer B.V.               B.V.            20001778   100.00
Den Hamer Beheer B.V.                     B.V.            20001616   100.00
Den Hartog Verzekeringen B.V.             B.V.            10001296   100.00
Denival S.A.                              S.A.            20002073   100.00
Denne Poort B.V.                          B.V.            20001987   100.00
Depositary Company ING Bank B.V.          B.V.            20000050   100.00
Desario B.V.                              B.V.            20001667   100.00
Desarrollos Asuranex, S.A.                S.A.            20002006    99.98
Deska LII B.V.                            B.V.            10000210   100.00
Desnivel B.V.                             B.V.            40000180   100.00
Destara B.V.                              B.V.            20000360   100.00
Deutsche Hypo B.V.                        GmbH                        82.70
Deutsche Hypo Consulting GmbH             GmbH                        82.70
Deutsche Hypo Immobilien GmbH             GmbH                        82.70
Deutsche Hypothekenbank                   AG              50000513    82.70
  (Aktien-Gesellschaft)
Deventer Poort B.V.                       B.V.            50000109   100.00
Dexter Elysee S.A.                        AG              50000518    45.06
Diagonac B.V.                             B.V.            20001096   100.00
Diamond Lease                             N.V.            20001675    55.00
Dieverse Poort B.V.                       B.V.            50000110   100.00
Difaval s.a.                              S.A.            20002183   100.00
Dinan Insurance Brokers And Financial     Ltd.                        50.00
  Services Ltd.
Dinkelse Poort B.V.                       B.V.            50000111   100.00
Direct Line Assistance Cy                 S.A.            20002231   100.00
Doetichem Immobilia B.V.                  N.V.            20001931   100.00
Doetinchem Immobilia B.V.                 B.V.            50000295   100.00
D-Office Amsterdam B.V.                   B.V.            50000420   100.00
D-Office Baarn B.V.                       B.V.            50000421   100.00
D-Office Bodegraven B.V.                  B.V.            50000422   100.00
D-Office Holding B.V.                     B.V.            50000419   100.00
Doiome B.V.                               B.V.            20000240   100.00
Domain Development Pty Ltd                Ltd.            50000333   100.00
Dommelse Poort B.V.                       B.V.            20001954   100.00
Doyle Administration Limited              Ltd.            20001371   100.00
Dr. de Grood Beheer B.V.                  B.V.            20001481   100.00
Dr. J.B. Sellenraad & Co. Hotel-KG        KG              50000270    40.00
Drechtse Poort B.V.                       B.V.            50000296   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
CW Rent Deutschland GmbH                  In de Tarpen 50                           22848       Norderstedt          Germany
CyberLink Development, Inc.               5780 Powers Ferry Road NW                 GA 30327    Atlanta              United States
                                                                                                                      of America
Czech Venture Partners s.r.o.             Zerotinova 1                              70700       Ostrava              Czech Republic
Dabesse B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Davidson Hughes Developments Pty. Ltd.    Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
De Blauwe Invent '98 B.V.                 Karspeldreef 14                           1101 CK     Amsterdam            Netherlands
De Bossche Poort B.V.                     Weena 505                                 3013 AL     Rotterdam            Netherlands
De Bueger Wiertz, Makelaars in            Julianalaan 105                           4819 AC     Breda                Netherlands
  Assurantien,Pensioenadviseurs B.V.
De Groninger Lederwaren Industrie B.V.    Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
De Jong Assurantien B.V.                  Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
De Springelberg B.V.                      Bijlmerplein 888                          1102 MG     Amsterdam ZuidOost   Netherlands
De Vaderlandsche Spaarbank N.V.           Frankrijklei 1                            2000        Antwerpen            Belgium
De Verzekeringscentrale B.V.              Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
Dealer Lease Service B.V.                 Pettelaarpark 80                          5201 DC     Den Bosch            Netherlands
Dekora Holding B.V.                       Bijlmerplein 888                          1102 MG     Amsterdam            Netherlands
Delfin Global Funds Plc.                  IFSC House, International Financial
                                           Services Centre                          1           Dublin               Ireland
Delta Asset Management                    333 South Grand Avenue, 14th floor        CA 90071    Los Angeles          United States
                                                                                                                      of America
Delta Nederland Beheer B.V.               Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Den Hamer Beheer B.V.                     Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Den Hartog Verzekeringen B.V.             Prinsengracht 2                           4233 EW     Ameide               Netherlands
Denival S.A.                              Avenue du General de Gaulle,90/102,
                                           Coeur Defense Tour A, Place
                                           de la Defense                            92400       Paris                France
Denne Poort B.V.                          Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Depositary Company ING Bank B.V.          Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Desario B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Desarrollos Asuranex, S.A.                                                                      Caracas              Venezuela
Deska LII B.V.                            Schenkkade 65                             2595 AS     Den Haag             Netherlands
Desnivel B.V.                             Drentestraat 24                           1083 HK     Amsterdam            Netherlands
Destara B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Deutsche Hypo B.V.                        Georgsplatz 8                             30159       Hannover             Germany
Deutsche Hypo Consulting GmbH             Georgsplatz 8                             30159       Hannover             Germany
Deutsche Hypo Immobilien GmbH             Georgsplatz 8                             30159       Hannover             Germany
Deutsche Hypothekenbank                   Georgsplatz 8                             30159       Hannover             Germany
  (Aktien-Gesellschaft)
Deventer Poort B.V.                       Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Dexter Elysee S.A.                        4, place Vendome                          75001       Paris                France
Diagonac B.V.                             Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Diamond Lease                             Industriepark E 19                        B-2800      Mechelen             Belgium
Dieverse Poort B.V.                       Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Difaval s.a.                                                                                    Paris                France
Dinan Insurance Brokers And Financial     308 Cedar Street East                     ON P3B 1M7  Sudbury              Canada
  Services Ltd.
Dinkelse Poort B.V.                       Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Direct Line Assistance Cy                                                                       Seraing              Belgium
Doetichem Immobilia B.V.                  Mr. Treublaan 7                           1097 DP     Amsterdam            Netherlands
Doetinchem Immobilia B.V.                 Mr. Treublaan 7                           1097 DP     Amsterdam            Netherlands
D-Office Amsterdam B.V.                   Arena Boulevard 83 / 95                   1101 DM     Amsterdam Zuidoost   Netherlands
D-Office Baarn B.V.                       Baarnsche Dijk 8                          3741 RL     Baarn                Netherlands
D-Office Bodegraven B.V.                  Tolnasingel  6 -16                        2411 PV     Bodegraven           Netherlands
D-Office Holding B.V.                     Arena Boulevard 83 / 95                   1101 DM     Amsterdam Zuidoost   Netherlands
Doiome B.V.                               James Wattstraat 79                       1097 DL     Amsterdam            Netherlands
Domain Development Pty Ltd                Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Dommelse Poort B.V.                                                                             Amsterdam            Netherlands
Doyle Administration Limited              St. Julians Avenue                        GY1 3DA     St. Peter Port,
                                                                                                 Guernsey            United Kingdom
Dr. de Grood Beheer B.V.                  Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Dr. J.B. Sellenraad & Co. Hotel-KG        Bockenheimer Landstrasse 10               60323       Frankfurt am Main    Germany
Drechtse Poort B.V.                       Mr. Treublaan 7                           1097 DP     Amsterdam            Netherlands

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------
CW Rent Deutschland GmbH                  Car rental          No              No              No
CyberLink Development, Inc.                                   No              No              No
Czech Venture Partners s.r.o.             Management Company  No              No              No
                                           (general)
Dabesse B.V.                              Cash Company        No              No              No
Davidson Hughes Developments Pty. Ltd.    Real Estate:
                                           General            No              No              No
De Blauwe Invent '98 B.V.                 Lease               No              No              No
De Bossche Poort B.V.                     Finance Company     No              No              No
De Bueger Wiertz, Makelaars in            Insurance broker    No              No              No
  Assurantien,Pensioenadviseurs B.V.
De Groninger Lederwaren Industrie B.V.    Cash Company        No              No              No
De Jong Assurantien B.V.                  Insurance broker    No              No              No
De Springelberg B.V.                      Venture Capital     No              No              No
De Vaderlandsche Spaarbank N.V.           Insurance: General  No              No              No
De Verzekeringscentrale B.V.              Insurance: General  No              No              No
Dealer Lease Service B.V.                 Lease               No              No              No
Dekora Holding B.V.                       Cash Company        No              No              No
Delfin Global Funds Plc.                  Investment Fund     No              No              No
Delta Asset Management                    Asset Management    No              No              No
Delta Nederland Beheer B.V.               Cash Company        No              No              No
Den Hamer Beheer B.V.                     Cash Company        No              No              No
Den Hartog Verzekeringen B.V.             Insurance broker    No              No              No
Denival S.A.                              Real Estate         No              No              No
                                          Exploitation
Denne Poort B.V.                          Real Estate
                                          Management          No              No              No
Depositary Company ING Bank B.V.          Custody             No              No              No
Desario B.V.                              Cash Company        No              No              No
Desarrollos Asuranex, S.A.                Real Estate         No              No              No
                                           Exploitation
Deska LII B.V.                            Real Estate         No              No              No
                                           Management
Desnivel B.V.                             Trust Company       No              No              No
Destara B.V.                              Financial Services  No              No              No
Deutsche Hypo B.V.                        Mortgage Bank       No              No              No
Deutsche Hypo Consulting GmbH             Mortgage Bank       No              No              No
Deutsche Hypo Immobilien GmbH             Mortgage Bank       No              No              No
Deutsche Hypothekenbank
  (Aktien-Gesellschaft)                   Mortgage Bank       No              No              No
Deventer Poort B.V.                       Real Estate
                                          Exploitation        No              No              No
Dexter Elysee S.A.                        Lease               No              No              No
Diagonac B.V.                             Investment Company  No              No              No
Diamond Lease                             Lease               No              No              No
Dieverse Poort B.V.                       Real Estate
                                           Exploitation       No              No              No
Difaval s.a.                              Financial Services  No              No              No
Dinan Insurance Brokers And Financial
  Services Ltd.                           Insurance broker    No              No              No
Dinkelse Poort B.V.                       Real Estate
                                           Exploitation       No              No              No
Direct Line Assistance Cy                 Financial Services  No              No              No
Doetichem Immobilia B.V.                  Hypotheek/Mortgage
                                           bank               No              No              No
Doetinchem Immobilia B.V.                 Real Estate
                                           Exploitation       No              No              No
D-Office Amsterdam B.V.                   Real Estate
                                           Exploitation       No              No              No
D-Office Baarn B.V.                       Real Estate
                                           Exploitation       No              No              No
D-Office Bodegraven B.V.                  Real Estate
                                           Exploitation       No              No              No
D-Office Holding B.V.                     Real Estate
                                           Holding            No              No              No
Doiome B.V.                               Finance Company     No              No              No
Domain Development Pty Ltd                Real Estate:
                                           General            No              No              No
Dommelse Poort B.V.                       Real Estate
                                          Management          No              No              No
Doyle Administration Limited              Management Company
                                           (general)          No              No              No
Dr. de Grood Beheer B.V.                  Cash Company        No              No              No
Dr. J.B. Sellenraad & Co. Hotel-KG        Real Estate:
                                           General            No              No              No
Drechtse Poort B.V.                       Real Estate
                                           Exploitation       No              No              No

                                                                     TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Dritte Office
  Grundstucksverwaltungsgesellschaft
  mbH & Co. KG                                            50000484    98.23
Drive Lease N.V.                          N.V.                       100.00
Dropny B.V.                               B.V.            20001410   100.00
Dubbeld Assurantien en Financieringen
  B.V.                                    B.V.            10001278   100.00
Dunedin Mortgage Company Ltd.             Ltd.            10000855   100.00
Dunedin Property Development Company
  Ltd.                                    Ltd.            10001385   100.00
Dunedin Property Investments Company
  Ltd.                                    Ltd.            10001384   100.00
Dunedin Property Management Services
  Ltd.                                    Ltd.            10001387   100.00
Dunedin Property Retail Company Ltd.      Ltd.            10001386   100.00
Eaglebridge N.V.                          B.V.            50000029   100.00
EAMC Liquidation Corp.                    Corp.           50000373   100.00
East Europe Frontiers Fund Plc.           Plc.                            -   Yes
Ecomm s.a.                                S.A.            20002184    96.75
Edison Holding Sneek B.V.                 B.V.            50000030   100.00
Edson Holdings Pty Ltd                    Ltd.            50000907   100.00
Eems Poort B.V.                           B.V.            50000112   100.00
Effectenbewaarbedrijf ING Bank N.V.       N.V.            20000065   100.00
efni CONNECT Ltd.                         Ltd.                       100.00
Eike Poort B.V.                           B.V.            20001988   100.00
Elaxy Holding GmbH                        GmbH                        61.40
Embee Holding B.V.                        B.V.            20001549   100.00
EMG Luxemburg S.A.                        S.A.            50000676    74.99
EMG S.A.                                  S.A.            20002213    74.99
EMSL Management Services Ltd.             Ltd.                       100.00
Enkhuizer Poort B.V.                      B.V.            50000113   100.00
Entero B.V.                               B.V.            20000770   100.00
Entorno B.V.                              B.V.            20001623   100.00
Envios B.V.                               B.V.            20001490   100.00
Equisure Financial Management Limited     Ltd.                       100.00
Equisure Financial Services Ltd.          Ltd.                       100.00
Equisure Insurance Services Ltd.          Ltd.                       100.00
Equisure Mortgage Services Ltd.           Ltd.                       100.00
Equisure Trust Company                    Inc.                       100.00
Equitable Life Insurance Company of Iowa                  50000175   100.00
Equitable of Iowa Companies               Inc.            10000839   100.00
Equitable of Iowa Companies Capital
  Trust                                                   50000950   100.00
Equitable of Iowa Companies Capital
  Trust II                                                50000949   100.00
Erinboa Pty Limited                       Ltd.            10001492   100.00
Escensum Europa B.V.                      B.V.            50000031   100.00
Escorca B.V.                              B.V.            20002010   100.00
ESD Managers Limited                      Ltd.            20001862    30.00
Esse Poort B.V.                           B.V.            20001989   100.00
Esvice B.V.                               B.V.            20001781   100.00
Euro Re s.a.                              S.A.            20002214   100.00
Euromoney Institutional Investor Plc.     Plc.                            -   Yes
European and Asian Fund Management S.A.   S.A.            20001349   100.00
European Overseas Issuing Corp.           Corp.           20002185    99.96
Eurosim S.P.A.                            SPA             50000650    43.00
Euroventures Benelux B.V.                 B.V.            50000720    99.97
Evangeline Real Estate Services Limited   Ltd.                       100.00
Ex Aquarius                               ?               40000032        -
Expertise B.V.                            B.V.            50000481    50.00
Exploitatie en Beleggingsmaatschappij
  Alja Eindhoven B.V.                     B.V.            20001473   100.00
Exploitatiemaatschappij Hotel
  Kurhaus v.o.f.                          V.O.F.          10001451        -

COMPANY NAME                              ADDRESS                                   POSTAL CODE CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Dritte Office
  Grundstucksverwaltungsgesellschaft
  mbH & Co. KG                            Bockenheimer Landstrasse 10               60323       Frankfurt am Main    Germany
Drive Lease N.V.                          Leopoldstraat 27                          1000        Brussels             Belgium
Dropny B.V.                               Hoekenrode 6-8                            1000 BL     Amsterdam            Netherlands
Dubbeld Assurantien en Financieringen
  B.V.                                    Lievevrouwestraat 5                       4511 JL     Bergen op Zoom       Netherlands
Dunedin Mortgage Company Ltd.                                                                   Edinburg             United Kingdom
Dunedin Property Development Company
  Ltd.                                                                                          Edinburg             United Kingdom
Dunedin Property Investments Company
  Ltd.                                                                                          Edinburg             United Kingdom
Dunedin Property Management Services
  Ltd.                                                                                          Edinburg             United Kingdom
Dunedin Property Retail Company Ltd.                                                            Edinburg             United Kingdom
Eaglebridge N.V.                          Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
EAMC Liquidation Corp.                    7337 East Doubletree Ranch Road           AZ 58258
                                                                                    - 2034      Scottsdale           United States
                                                                                                                     of America
East Europe Frontiers Fund Plc.           IFSC House, International Financial
                                           Services Centre                          1           Dublin               Ireland
Ecomm s.a.                                                                                      Paris                France
Edison Holding Sneek B.V.                 Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
Edson Holdings Pty Ltd                    Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Eems Poort B.V.                           Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Effectenbewaarbedrijf ING Bank N.V.       Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
efni CONNECT Ltd.                         590 Graham Drive                          ON P1B 7S1  North Bay            Canada
Eike Poort B.V.                           Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Elaxy Holding GmbH                        Bockenheimer Landstrasse 10               60323       Frankfurt am Main    Germany
Embee Holding B.V.                        Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
EMG Luxemburg S.A.                        Avenue Marnix 24                          1000        Bruxelles            Belgium
EMG S.A.                                  Avenue de Cortenbergh 71                  1000        Bruxelles            Belgium
EMSL Management Services Ltd.             590 Graham Drive                          ON P1B 7S1  North Bay            Canada
Enkhuizer Poort B.V.                      Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Entero B.V.                               Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Entorno B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Envios B.V.                               Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Equisure Financial Management Limited     535 Albert Street                         NS B0N 2T0  Windsor              Canada
Equisure Financial Services Ltd.          590 Graham Drive                          ON P1B 7S1  North Bay            Canada
Equisure Insurance Services Ltd.          590 Graham Drive                          ON P1B 7S1  North Bay            Canada
Equisure Mortgage Services Ltd.           590 Graham Drive                          ON P1B 7S1  North Bay            Canada
Equisure Trust Company                    535 Albert Street                         NS B0N 2T0  Windsor              Canada
Equitable Life Insurance Company of Iowa  909 Locust Street                         IO 50309    Des Moines           United States
                                                                                                                      of America
Equitable of Iowa Companies               Locust Street 909                         IO 50309    Des Moines           United States
Equitable of Iowa Companies Capital                                                                                   of America
  Trust                                   909 Locust Street                         IO 50309    Des Moines           United States
Equitable of Iowa Companies Capital                                                                                   of America
  Trust II                                909 Locust Street                         IO 50309    Des Moines           United States
                                                                                                                      of America
Erinboa Pty Limited                       Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Escensum Europa B.V.                      Drentestraat 24                           1083 HK     Amsterdam            Netherlands
Escorca B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
ESD Managers Limited                      Barfield House, St.Julians Av.            St. Peter   Guernsey             United Kingdom
Esse Poort B.V.                           Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Esvice B.V.                               Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Euro Re s.a.                                                                                    Luxembourg           Luxemburg
Euromoney Institutional Investor Plc.     Nextor House Playhouse Yard               EC4V 5EX    London               United Kingdom
European and Asian Fund Management S.A.   2 Boulevard Royal                         L-2953      Luxemburg            Luxemburg
European Overseas Issuing Corp.           Rue Eugene Ruppert 5                      2453        Luxembourg           Luxemburg
Eurosim S.P.A.                            Via Turati 40                             20121       Milano               Italy
Euroventures Benelux B.V.                 De Meijerij, Vestdijk 43                  5611 CA     Eindhoven            Netherlands
Evangeline Real Estate Services Limited   535 Albert Street                         NS B0N 2T0  Windsor              Canada
Ex Aquarius                               Schenkkade 65                             2595 AS     Den Haag             Netherlands
Expertise B.V.                            Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
Exploitatie en Beleggingsmaatschappij
Alja Eindhoven B.V.                       Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Exploitatiemaatschappij Hotel
Kurhaus v.o.f.                                                                                  Den Haag             Netherlands

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------
Dritte Office                             Real Estate
  Grundstucksverwaltungsgesellschaft       Management         No              No              No
  mbH & Co. KG
Drive Lease N.V.                          Lease               No              No              No
Dropny B.V.                               Finance Company     No              No              No
Dubbeld Assurantien en Financieringen
  B.V.                                    Insurance broker    No              No              No
Dunedin Mortgage Company Ltd.             Mortgage Bank       No              No              No
Dunedin Property Development Company      Real Estate
  Ltd.                                     Development        No              No              No
Dunedin Property Investments Company      Real Estate
  Ltd.                                     Development        No              No              No
Dunedin Property Management Services      Real Estate
  Ltd.                                     Management         No              No              No
Dunedin Property Retail Company Ltd.      Real Estate
                                           Management         No              No              No
Eaglebridge N.V.                          Cash Company        No              No              No
EAMC Liquidation Corp.                    Management Company
                                           (general)          No              No              No
East Europe Frontiers Fund Plc.           Investment Fund     No              No              No
Ecomm s.a.                                Financial Services  No              No              No
Edison Holding Sneek B.V.                 Holding             No              No              No
Edson Holdings Pty Ltd                    Insurance Agency    No              No              No
Eems Poort B.V.                           Real Estate
                                           Exploitation       No              No              No
Effectenbewaarbedrijf ING Bank N.V.       Custody             No              No              No
efni CONNECT Ltd.                         Internet Service
                                           Provider           No              No              No
Eike Poort B.V.                           Real Estate
                                           Management         No              No              No
Elaxy Holding GmbH                        Investment Company  No              No              No
Embee Holding B.V.                        Cash Company        No              No              No
EMG Luxemburg S.A.                        Holding             No              No              No
EMG S.A.                                  Financial Services  No              No              No
EMSL Management Services Ltd.             Inactive            No              No              No
Enkhuizer Poort B.V.                      Real Estate
                                           Exploitation       No              No              No
Entero B.V.                               Investment Company  No              No              No
Entorno B.V.                              Cash Company        No              No              No
Envios B.V.                               Cash Company        No              No              No
Equisure Financial Management Limited     Holding             No              No              No
Equisure Financial Services Ltd.          Financing           No              No              No
Equisure Insurance Services Ltd.          Insurance broker    No              No              No
Equisure Mortgage Services Ltd.           Inactive            No              No              No
Equisure Trust Company                    Trust Company       No              No              No
Equitable Life Insurance Company of Iowa  Life Insurance      No              No              No
Equitable of Iowa Companies               Holding             No              No              No
Equitable of Iowa Companies Capital
  Trust                                   Trust Company       No              No              No
Equitable of Iowa Companies Capital
  Trust II                                Trust Company       No              No              No
Erinboa Pty Limited                       Dormant             No              No              No
Escensum Europa B.V.                      Cash Company        No              No              No
Escorca B.V.                              Cash Company        No              No              No
ESD Managers Limited                      Holding             No              No              No
Esse Poort B.V.                           Real Estate
                                           Management         No              No              No
Esvice B.V.                               Cash Company        No              No              No
Euro Re s.a.                              Financial Services  No              No              No
Euromoney Institutional Investor Plc.     Investment Fund     No              No              No
European and Asian Fund Management S.A.   Investment Services No              No              No
European Overseas Issuing Corp.           Financial Services  No              No              No
Eurosim S.P.A.                            Service Company     No              No              No
Euroventures Benelux B.V.                 Miscellaneous       No              No              No
Evangeline Real Estate Services Limited   Real Estate Broker  No              No              No
Ex Aquarius                               Real Estate:
                                           General            No              No              No
Expertise B.V.                            Service Company     No              No              No
Exploitatie en Beleggingsmaatschappij
  Alja Eindhoven B.V.                     Cash Company        No              No              No
Exploitatiemaatschappij Hotel
  Kurhaus v.o.f.                          Real Estate
                                           Management         No              No              No

                                                                     TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Exporterra GmbH                           GmbH            50000916   100.00
Express America T.C. Corp                 Corp.           50000176   100.00
Extinto Belegging B.V.                    B.V.            40000086    40.00
F.R. Hoffschlag Beleggingen B.V.          B.V.            20001598   100.00
F.S.M.G. Borghans Pensioen B.V.           B.V.            20002024   100.00
Factoring  Comercial America              S.A. de C.V.                99.84
Fakkel en De Louw B.V.                    B.V.            10001286   100.00
Falcon Investment Company Plc.            Plc.                            -   Yes
Falcon Market Fund Plc.                   Plc.                            -   Yes
Familiale investerings Maatschappij
  F.I.M.                                  B.V.            20001759   100.00
Farlita B.V.                              B.V.            20001477   100.00
Favilan B.V.                              B.V.            20001574   100.00
Felix Tigris B.V.                         B.V.            20002341   100.00
Fermont Assurantien B.V.                  B.V.            10001287   100.00
Fianzas Comercial America                 S.A. de C.V.                99.84
Fidele Management B.V.                    B.V.            20001038   100.00
Fidencia B.V.                             B.V.            10000207   100.00
Fiducre sa                                S.A.            10000834   100.00
Filantropiko B.V.                         B.V.            50000554   100.00
Fimbrios B.V.                             B.V.            40000066   100.00
Financial Facilities Management B.V.      B.V.            20000318   100.00
Financial Facts Pty. Ltd.                 Ltd.            50000890   100.00
Financial Network Investment Corporation
  of Hawaii                               Corp.           50000449   100.00
Financial Network Investment Corporation
  of Hilo, Inc.                           Inc.            50000448   100.00
Financial Network Investment Corporation
  of Honolulu, Inc.                       Inc.            50000447   100.00
Financial Network Investment Corporation
  of Kauai, Inc.                          Inc.            50000446   100.00
Financial Network Investment Corporation
  of Puerto Rico, Inc.                    Inc.            50000445   100.00
Financial Northeastern Corp.              Corp.           50000178   100.00
Financial Planning Hotline Pty Limited    Ltd.            10001500   100.00
Financiere Atlas S.A.                     S.A.            50000281    92.92
Financiere Vendome S.A.                   S.A.                        44.66
Finanziaria ICCRI-BBL s.p.a.              SPA             20002089    50.00
Finatlas Gestion OPCVM                    S.A.            50000516    92.76
Finemij B.V.                              B.V.            20000087   100.00
Finport B.V.                              B.V.            50000713   100.00
Finsura Financial Services Pty. Limited   Ltd.            50000893   100.00
Finsura Insurance Broking (Australia)
  Pty. Ltd.                               Ltd.            50000895   100.00
Finsura Insurance Management Services
  Pty. Limited                            Ltd.            50000894    66.67
First Columbine Life Insurance Company    Inc.            50000297   100.00
First Secured Mortgage Deposit Corp.      Corp.           10001391   100.00
Flevo Poort B.V.                          B.V.            50000114   100.00
Flexibel Beheer Utrecht B.V.              B.V.            20000916   100.00
Florinth Financiele Planning Consultancy
  B.V.                                    B.V.            10001354   100.00
FN Insurance Agency of Kansas, Inc.       Inc.            50000444   100.00
FN Insurance Agency of Massachusetts,
  Inc.                                    Inc.            50000443   100.00
FN Insurance Agency of New Jersey, Inc.   Inc.            50000442   100.00
FN Insurance Agency of Ohio, Inc. 1)      Inc.            50000441   100.00
FN Insurance Services HI, Inc.            Inc.            50000440   100.00
FN Insurance Services of Alabama, Inc.    Inc.            50000439   100.00
FN Insurance Services of Nevada, Inc.     Inc.            50000438   100.00
FN Insurance Services of Texas, Inc. 1)   Inc.            50000437   100.00
FN Insurance Services, Inc                Inc.            50000436   100.00
FNC Insurance Services, Inc.              Inc.            50000177   100.00
FNI International, Inc.                   Inc.            50000435   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Exporterra GmbH                           Bockenheimer Landstrasse 10               60323       Frankfurt am Main    Germany
Express America T.C. Corp                 7337 East Doubletree Ranch Road           AZ 58258
                                                                                    -2034       Scottsdale           United States
                                                                                                                     of America
Extinto Belegging B.V.                    Schenkkade 65                             2595 AS     Den Haag             Netherlands
F.R. Hoffschlag Beleggingen B.V.          Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
F.S.M.G. Borghans Pensioen B.V.           Bijlmerplein 888                          1102 MG     Amsterdam            Netherlands
Factoring  Comercial America              Periferico Sur 3325, 10th Floor, Col.
                                           San Geranimo Aculco                      10400       Mexico City          Mexico
Fakkel en De Louw B.V.                    Hondsruglaan 91                           5602 JA     Eindhoven            Netherlands
Falcon Investment Company Plc.            IFSC House, International Financial
                                           Services Centre                          1           Dublin               Ireland
Falcon Market Fund Plc.                   IFSC House, International Financial
                                           Services Centre                          1           Dublin               Ireland
Familiale investerings Maatschappij
  F.I.M.                                  Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Farlita B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Favilan B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Felix Tigris B.V.                         Runnenburg 30                             3981 AZ     Bunnik               Netherlands
Fermont Assurantien B.V.                  Leeuwenlaan 38                            4532 AG     Terneuzen            Netherlands
Fianzas Comercial America                 Periferico Sur 3325, 10th Floor, Col.
                                           San Geranimo Aculco                      10400       Mexico City          Mexico
Fidele Management B.V.                    Herculesplein 5                           3584 AA     Utrecht              Netherlands
Fidencia B.V.                             Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
Fiducre sa                                24 Avenue Marnix                          1000        Brussel              Netherlands
Filantropiko B.V.                         Bijlmerplein 888                          1102 MG     Amsterdam Zuidoost   Netherlands
Fimbrios B.V.                             Schenkkade 65                             2595 AS     Den Haag             Netherlands
Financial Facilities Management B.V.      Prinses Irenestraat 61                    1077 WV     Amsterdam            Netherlands
Financial Facts Pty. Ltd.                 Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Financial Network Investment Corporation
  of Hawaii                               2780 Skypark Drive, Suite 300             CA 90505    Torrance, Ca.        United States
                                                                                                                      of America
Financial Network Investment Corporation
  of Hilo, Inc.                           2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
Financial Network Investment Corporation
  of Honolulu, Inc.                       2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
Financial Network Investment Corporation
  of Kauai, Inc.                          2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
Financial Network Investment Corporation
  of Puerto Rico, Inc.                    2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
Financial Northeastern Corp.              100 Passaic Avenue, First Floor South     NJ 07004    Fairfield            United States
                                                                                                                      of America
Financial Planning Hotline Pty Limited    Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Financiere Atlas S.A.                     4, place Vendome                          75001       Paris                France
Financiere Vendome S.A.                   4, place Vendome                          75001       Paris                France
Finanziaria ICCRI-BBL s.p.a.              Via Turati 40                             20121       Milano               Italy
Finatlas Gestion OPCVM                    4, place Vendome                          75001       Paris                France
Finemij B.V.                              Bijlmerplein 888                          1102 MG     Amsterdam            Netherlands
Finport B.V.                              Amstelveenseweg 500                       1081 KL     Amsterdam            Netherlands
Finsura Financial Services Pty. Limited   Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Finsura Insurance Broking (Australia)
  Pty. Ltd.                               Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
Finsura Insurance Management Services
  Pty. Limited                            Level 13, 347 Kent Street                 NSW 2000    Sydney               Australia
First Columbine Life Insurance Company    1290 Broadway                             CO 80203    Denver (Col.)        United States
                                                                                                                      of America
First Secured Mortgage Deposit Corp.      1290 Broadway                             CO 80203    Denver (Col.)        United States
                                                                                                                      of America
Flevo Poort B.V.                          Mr Treublaan 7                            1097 DP     Amsterdam            Netherlands
Flexibel Beheer Utrecht B.V.                                                                    Utrecht              Netherlands
Florinth Financiele Planning Consultancy
  B.V.                                    Kanaal Westzijde 2                        7936 TL     Tienderveen          Netherlands
FN Insurance Agency of Kansas, Inc.       2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
FN Insurance Agency of Massachusetts,
  Inc.                                    3858 Carson Street, Suite 300             CA 90503    Torrance             United States
                                                                                                                      of America
FN Insurance Agency of New Jersey, Inc.   2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
FN Insurance Agency of Ohio, Inc. 1)      815 Superior Avenue NE                    OH 44114    Cleveland            United States
                                                                                                                      of America
FN Insurance Services HI, Inc.            2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
FN Insurance Services of Alabama, Inc.    2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
FN Insurance Services of Nevada, Inc.     2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America
FN Insurance Services of Texas, Inc. 1)   7557 Rambler Road, Suite 450              TX 75231    Dallas               United States
                                                                                                                      of America
FN Insurance Services, Inc                3858 Carson Street, Suite 300             CA 90503    Torrance             United States
                                                                                                                      of America
FNC Insurance Services, Inc.              100 Passaic Avenue, First Floor South     NJ 07004    Fairfield            United States
                                                                                                                      of America
FNI International, Inc.                   2780 Skypark Drive, Suite 300             CA 90505    Torrance             United States
                                                                                                                      of America

COMPANY NAME                              ACTIVITY            BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------
Exporterra GmbH                           Financial Services  No              No              No
Express America T.C. Corp                 Service Company     No              No              No
Extinto Belegging B.V.                    Finance Company     No              No              No
F.R. Hoffschlag Beleggingen B.V.          Cash Company        No              No              No
F.S.M.G. Borghans Pensioen B.V.           Cash Company        No              No              No
Factoring  Comercial America              Lease               No              No              No
Fakkel en De Louw B.V.                    Insurance Agency    No              No              No
Falcon Investment Company Plc.            Investment Fund     No              No              No
Falcon Market Fund Plc.                   Investment Fund     No              No              No
Familiale investerings Maatschappij
  F.I.M.                                  Cash Company        No              No              No
Farlita B.V.                              Cash Company        No              No              No
Favilan B.V.                              Cash Company        No              No              No
Felix Tigris B.V.                         Financial Services  No              No              No
Fermont Assurantien B.V.                  Insurance broker    No              No              No
Fianzas Comercial America                 Financial Services  No              No              No
Fidele Management B.V.                    Investment Company  No              No              No
Fidencia B.V.                             Investment Company  No              No              No
Fiducre sa                                                    No              No              No
Filantropiko B.V.                         Cash Company        No              No              No
Fimbrios B.V.                             Trust Company       No              No              No
Financial Facilities Management B.V.      Investment Company  No              No              No
Financial Facts Pty. Ltd.                 Holding             No              No              No
Financial Network Investment Corporation
  of Hawaii                               Insurance Agency    No              No              No
Financial Network Investment Corporation
  of Hilo, Inc.                           Insurance Agency    No              No              No
Financial Network Investment Corporation
  of Honolulu, Inc.                       Insurance Agency    No              No              No
Financial Network Investment Corporation
  of Kauai, Inc.                          Insurance Agency    No              No              No
Financial Network Investment Corporation
  of Puerto Rico, Inc.                    Insurance Agency    No              No              No
Financial Northeastern Corp.              Broker              No              No              No
Financial Planning Hotline Pty Limited    Investment Company  No              No              No
Financiere Atlas S.A.                                         No              No              No
Financiere Vendome S.A.                                       No              No              No
Finanziaria ICCRI-BBL s.p.a.              Service Company     No              No              No
Finatlas Gestion OPCVM                    Fund Management     No              No              No
Finemij B.V.                              Finance Company     No              No              No
Finport B.V.                              Services Company    No              No              No
Finsura Financial Services Pty. Limited   Insurance Agency    No              No              No
Finsura Insurance Broking (Australia)
  Pty. Ltd.                               Insurance Agency    No              No              No
Finsura Insurance Management Services
  Pty. Limited                            Insurance Agency    No              No              No
First Columbine Life Insurance Company    Life Insurance      No              No              No
First Secured Mortgage Deposit Corp.                          No              No              No
Flevo Poort B.V.                          Real Estate
                                           Exploitation       No              No              No
Flexibel Beheer Utrecht B.V.              Management Company
                                           (general)          No              No              No
Florinth Financiele Planning Consultancy
  B.V.                                    Equity Management   No              No              No
FN Insurance Agency of Kansas, Inc.       Insurance Agency    No              No              No
FN Insurance Agency of Massachusetts,
  Inc.                                    Insurance Agency    No              No              No
FN Insurance Agency of New Jersey, Inc.   Insurance Agency    No              No              No
FN Insurance Agency of Ohio, Inc. 1)      Insurance Agency    No              No              No
FN Insurance Services HI, Inc.            Insurance Agency    No              No              No
FN Insurance Services of Alabama, Inc.    Insurance Agency    No              No              No
FN Insurance Services of Nevada, Inc.     Insurance Agency    No              No              No
FN Insurance Services of Texas, Inc. 1)   Insurance Agency    No              No              No
FN Insurance Services, Inc                Insurance Agency    No              No              No
FNC Insurance Services, Inc.              Insurance broker    No              No              No
FNI International, Inc.                   Holding             No              No              No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED % BOARD Y/N
--------------------------------------------------------------------------------------
Foch Grande Armee s.n.c.                  S.N.C           20002187   100.00
Fokker Brasil B.V.                        B.V.            20000664   100.00
Fontioso B.V.                             B.V.            20001589   100.00
Foppingadreef Leasing B.V.                B.V.            20000687   100.00
Formid Management N.V.                    Ltd.            20000891   100.00
Fortress Woningen I B.V.                  B.V.            50000555   100.00
Fortress Woningen II B.V.                 B.V.            50000556   100.00
Fortress Woningen III B.V.                B.V.            50000557   100.00
Fortress Woningen IV B.V.                 B.V.            50000558   100.00
Fortress Woningen V B.V.                  B.V.            50000559   100.00
Frabel S.A.                               S.A.            20002188   100.00
Frabu Immobilia B.V.                      B.V.            20001956   100.00
Franival S.A.                             S.A.            20002189   100.00
Frankfurt Consult GmbH                    GmbH            50000272    98.23
Frankfurt Family Office GmbH              GmbH            50000914   100.00
Frankfurt Finanz-Software GmbH            GmbH            50000273    98.23
Frankfurt Grundbesitz GmbH                GmbH            40000485    98.23
Frankfurter Beteiligungs-Treuhand GmbH    GmbH            50000274    98.23
Frankfurter Fondsenbank GmbH              GmbH
Frankfurter Vermogens-Treuhand GmbH       GmbH            20002552    98.23
Frankfurt-TRUST Invest Luxemburg AG       A.G.
Frankfurt-TRUST Investment-Gesellschaft
 mbH                                      GmbH            50000276    80.00
Frans Verhey B.V.                         B.V.            50000560   100.00
Freehold B.V.                             B.V.            10000043   100.00
Freeler B.V.                              B.V.            10000152   100.00
Friese Poort B.V.                         B.V.            20001957   100.00
Frischo Schoonebeek B.V.                  B.V.            20002018   100.00  Y
Funfte Office
 Grundstucksverwaltungsgesellschaft
 mbH & Co. KG                             KG              50000486    98.23
Funjob Investments B.V.                   B.V.            20001595   100.00
Furman Selz (Ireland) LLC                 LLC             20001832   100.00
Furman Selz Advisors LLC                  LLC             20001830   100.00
Furman Selz Capital LLC                   LLC             20001829   100.00
Furman Selz Financial Services Unlimited  LLC             20001833   100.00
Furman Selz Management Ltd.               Ltd.                       100.00
Furman Selz Merchant Capital LLC          LLC             20001844   100.00
Furman Selz Proprietary, inc              Corp.           20001835   100.00
Furman Selz Resources LLC                 USD             20001842   100.00
Furman Selz SBIC Investments LLC          LLC             20001839   100.00
G. Laterveer Beheer B.V.                  B.V.            20001601   100.00
G. R. Hutchison Insurance Brokers Ltd.    Ltd.                        50.00
G.I.E. ING Lease                          S.A.            20002366   100.00
G.J. van Geet Beheer B.V.                 B.V.            20001524   100.00
Gabela Belegging B.V.                     B.V.            20000155   100.00
Gallipoli Services B.V.                   B.V.            50000561   100.00
Garlito B.V.                              B.V.            20001562   100.00
Gateway One Office Venture                ?               40000265        -
GbR Graf Stolberg & Partner               GbR             50000488    29.13
GbR Grundstucksgesellschaft Potsdam       GmbH            20002641    82.70
GBR Hamburg-Steindamm                     GbR             10001471   100.00
GbR Liegenschaft Hainstrasse              GbR             50000490    48.54
GbR Rahmhofstrasse                        GbR             50000278    98.23
GEB Gesellschaft fur Gewerbebauten mbH    GmbH            50000491    80.00
Gebler Agencies Ltd.                      Ltd.                       100.00
Gebrema Beheer B.V.                       B.V.            20001571   100.00

COMPANY NAME                              ADDRESS                         POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Foch Grande Armee s.n.c.                                                               Paris                France
Fokker Brasil B.V.                        Karspeldreef 14                 1101 CK      Amsterdam Zuidoost   Netherlands
Fontioso B.V.                             Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Foppingadreef Leasing B.V.                Van Heemvlietlaan 220           1083 CN      Amsterdam            Netherlands
Formid Management N.V.                    Kaya Jombi Mensing 14                        Curacao              Netherlands Antilles
Fortress Woningen I B.V.                  Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Fortress Woningen II B.V.                 Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Fortress Woningen III B.V.                Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Fortress Woningen IV B.V.                 Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Fortress Woningen V B.V.                  Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Frabel S.A.                                                                            Paris                France
Frabu Immobilia B.V.                                                                   Amsterdam            Netherlands
Franival S.A.                                                                          Paris                France
Frankfurt Consult GmbH                    Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Frankfurt Family Office GmbH              Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Frankfurt Finanz-Software GmbH            Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Frankfurt Grundbesitz GmbH                Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Frankfurter Beteiligungs-Treuhand GmbH    Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Frankfurter Fondsenbank GmbH              An der Welle 4                  60041        Frankfurt am Main    Germany
Frankfurter Vermogens-Treuhand GmbH       Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Frankfurt-TRUST Invest Luxemburg AG       283, Route d'Arlon              1150         Luxembourg           Luxembourg
Frankfurt-TRUST Investment-Gesellschaft
 mbH                                      Gruneburgweg 102                60323        Frankfurt am Main    Germany
Frans Verhey B.V.                         Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Freehold B.V.                             Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
Freeler B.V.                              Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
Friese Poort B.V.                                                                      Amsterdam            Netherlands
Frischo Schoonebeek B.V.                  Bijlmerplein 888                1102 MG      Amsterdam            Netherlands
Funfte Office
Grundstucksverwaltungsgesellschaft
 mbH & Co. KG                             Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Funjob Investments B.V.                   Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Furman Selz (Ireland) LLC                 230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Advisors LLC                  230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Capital LLC                   230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Financial Services Unlimited  230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Management Ltd.               230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Merchant Capital LLC          230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Proprietary, inc              230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz Resources LLC                 230 Park Avenue                 NY 10169     New York             United States of America
Furman Selz SBIC Investments LLC          230 Park Avenue                 NY 10169     New York             United States of America
G. Laterveer Beheer B.V.                  Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
G. R. Hutchison Insurance Brokers Ltd.    590 Graham Drive                ON P1B 7S1   North Bay            Canada
G.I.E. ING Lease                          Immueble Jafap,Rue H.Becquerel  ZIdeJarry    Baie Hahault         Guadeloupe
G.J. van Geet Beheer B.V.                 Reeuwijkse Poort 211            2811 MZ      Reeuwijk             Netherlands
Gabela Belegging B.V.                     Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Gallipoli Services B.V.                   Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Garlito B.V.                              Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Gateway One Office Venture                                                                                  United States of America
GbR Graf Stolberg & Partner               Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
GbR Grundstucksgesellschaft Potsdam       Georgsplatz 8                   30159        Hannover             Germany
GBR Hamburg-Steindamm                                                                  Hamburg              Germany
GbR Liegenschaft Hainstrasse              Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
GbR Rahmhofstrasse                        Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
GEB Gesellschaft fur Gewerbebauten mbH    Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Gebler Agencies Ltd.                      274 Stephen Street              MB R6M 1T4   Morden               Canada
Gebrema Beheer B.V.                       Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands

COMPANY NAME                                        ACTIVITY                      BROKER/DEALER?  MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Foch Grande Armee s.n.c.                            Financial Services            No              No            No
Fokker Brasil B.V.                                  Lease                         No              No            No
Fontioso B.V.                                       Cash Company                  No              No            No
Foppingadreef Leasing B.V.                          Real Estate Management        No              No            No
Formid Management N.V.                              Trust Company                 No              No            No
Fortress Woningen I B.V.                            Cash Company                  No              No            No
Fortress Woningen II B.V.                           Cash Company                  No              No            No
Fortress Woningen III B.V.                          Cash Company                  No              No            No
Fortress Woningen IV B.V.                           Cash Company                  No              No            No
Fortress Woningen V B.V.                            Cash Company                  No              No            No
Frabel S.A.                                         Financial Services            No              No            No
Frabu Immobilia B.V.                                Real Estate Management        No              No            No
Franival S.A.                                       Financial Services            No              No            No
Frankfurt Consult GmbH                              Dormant Company               No              No            No
Frankfurt Family Office GmbH                        Real Estate: General          No              No            No
Frankfurt Finanz-Software GmbH                      Software                      No              No            No
Frankfurt Grundbesitz GmbH                          Real Estate Holding           No              No            No
Frankfurter Beteiligungs-Treuhand GmbH              Trust Company                 No              No            No
Frankfurter Fondsenbank GmbH                        Trust Company                 No              No            No
Frankfurter Vermogens-Treuhand GmbH                 Trust Company                 No              No            No
Frankfurt-TRUST Invest Luxemburg AG                 Trust Company                 No              No            No
Frankfurt-TRUST Investment-Gesellschaft mbH         Trust Company                 No              No            No
Frans Verhey B.V.                                   Cash Company                  No              No            No
Freehold B.V.                                       Service Company               No              No            No
Freeler B.V.                                        Internet Service Provider     No              No            No
Friese Poort B.V.                                   Real Estate Management        No              No            No
Frischo Schoonebeek B.V.                            Investment Company            No              No            No
Funfte Office
 Grundstucksverwaltungsgesellschaft mbH & Co. KG    Real Estate Management        No              No            No
Funjob Investments B.V.                             Cash Company                  No              No            No
Furman Selz (Ireland) LLC                           Holding                       No              No            No
Furman Selz Advisors LLC                            F&O Brokerage                 No              No            No
Furman Selz Capital LLC                             Futures Exchange              No              No            No
Furman Selz Financial Services Unlimited            Fund Management               No              No            No
Furman Selz Management Ltd.                         Miscellaneous                 No              No            No
Furman Selz Merchant Capital LLC                    Financial Services            No              No            No
Furman Selz Proprietary, inc.                       Holding                       No              No            No
Furman Selz Resources LLC                           Financial Services            No              No            No
Furman Selz SBIC Investments LLC                    Investment Services           No              No            No
G. Laterveer Beheer B.V.                            Cash Company                  No              No            No
G. R. Hutchison Insurance Brokers Ltd.              Insurance broker              No              No            No
G.I.E. ING Lease                                    Miscellaneous                 No              No            No
G.J. van Geet Beheer B.V.                           Holding                       No              No            No
Gabela Belegging B.V.                               Cash Company                  No              No            No
Gallipoli Services B.V.                             Cash Company                  No              No            No
Garlito B.V.                                        Cash Company                  No              No            No
Gateway One Office Venture                                                        No              No            No
GbR Graf Stolberg & Partner                         Real Estate: General          No              No            No
GbR Grundstucksgesellschaft Potsdam                 Real Estate: General          No              No            No
GBR Hamburg-Steindamm                               Real Estate: General          No              No            No
GbR Liegenschaft Hainstrasse                        Real Estate: General          No              No            No
GbR Rahmhofstrasse                                  Real Estate: General          No              No            No
GEB Gesellschaft fur Gewerbebauten mbH              Real Estate: General          No              No            No
Gebler Agencies Ltd.                                Insurance broker              No              No            No
Gebrema Beheer B.V.                                 Cash Company                  No              No            No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED % BOARD Y/N
--------------------------------------------------------------------------------------
Gecla B.V.                                B.V.            50000039   100.00
Geco Holding B.V.                         B.V.            20002026   100.00
Gefinac sa.                               S.A.            10001380   100.00
Gehespitz-Burohaus Verwaltungs-GmbH       GmbH            50000492    98.23
Gelderse Poort B.V.                       B.V.            20001958   100.00
Gele Poort B.V.                           B.V.            20001997   100.00
Gelida B.V.                               B.V.            50000037   100.00
GENERAL AGENCY & TRUST LIMITED            Ltd.            50000994    98.00
Georgia US Capital inc.                   Inc.            10001399   100.00
German Equity Partners B.V.               GmbH            20002579    30.29
Gestion Mobiliere Internationale S.A.     S.A.            20002233    80.06
GfA-Gesellschaft fur Anwendungssoftware
 mbH                                      GmbH            20002644    26.71
Giftware, Inc.                            Inc.                        78.00
GIL 1997 (Windkracht) B.V.                B.V.            20001804   100.00
Gil Bravo '01 B.V.                        B.V.            50000845   100.00
GIL Bravo '96 B.V.                        B.V.            20001805   100.00
Glenelg  B.V.                             B.V.            50000004   100.00
GLO Investments Ltd.                      Ltd.                       100.00
Global Distribution Services The
 Netherlands B.V.                         B.V.            50000592   100.00
GNI Global Financials Fund Ireland Plc.   Plc.                            -  Yes
Godfrey & Jolin Ltd.                      Ltd.                       100.00
Golden American Life Insurance Company                    50000181   100.00
Goldmaster B.V.                           B.V.            50000562   100.00
Gothia Estate II B.V.                     B.V.            20001128   100.00
Graf Stolberg Zingst
 Grundstucksgesellschaft GbR              GbR             50000493    38.83
Grand Bonus B.V.                          B.V.            50000564   100.00
Graphic Lease B.V.                        B.V.            20000654   100.00
Greenlease s.a.                           S.A.            20002234   100.00
Gregoire Begin Brunet et Associes inc     Inc.                       100.00
Grejama B.V.                              B.V.            20001806   100.00
Greuters Onroerend Goed Maatschappij B.V. B.V.            20002339   100.00
Grijze Poort B.V.                         B.V.            20001994   100.00
Grisaldo B.V.                             B.V.            50000565   100.00
Groen Lease B.V.                          B.V.            20001486   100.00
Grondpoort I B.V.                         B.V.            40000114   100.00
Grondpoort II B.V.                        B.V.            40000119   100.00
Grondpoort IV B.V.                        B.V.            40000111   100.00
Groninger Poort B.V.                      B.V.            20001959   100.00
Groningsche Hypotheekbank N.V.            N.V.            20001920   100.00
Grote Markt Staete B.V.                   B.V.            10000566    54.69
Guaranteed Mortgage Securities B.V.       B.V.            20000140   100.00
Guernsey International Fund Managers
 Limited                                  Ltd.            20001335   100.00
H. van Duinen Beheer B.V.                 B.V.            20001910   100.00
H. van Veeren B.V.                        B.V.            10000009   100.00
H.G. van der Most Beheer B.V.             B.V.            20001192    67.62
H.I. Rent B.V.                            B.V.            50000130   100.00
H.J.M. Insurance Brokers (Ontario) Inc.   Inc.                        50.00
H.Q.E. Trust B.V.                         B.V.            50000048   100.00
Hadezil B.V.                              B.V.            50000846   100.00
Hagendoorn Assurantien B.V.               B.V.            10001294   100.00
Hamgia Beheer B.V.                        B.V.            20000215   100.00
Handamar Corporation                      Corp.           20001786   100.00
Handamar N.V.                             N.V.            20001785   100.00
Handelsonderneming E. Spee B.V.           B.V.            20001552   100.00

COMPANY NAME                              ADDRESS                         POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Gecla B.V.                                Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Geco Holding B.V.                         Bijlmerplein 888                1102 MG      Amsterdam            Netherlands
Gefinac sa.                                                                            Brussel              Belgium
Gehespitz-Burohaus Verwaltungs-GmbH       Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Gelderse Poort B.V.                       Mr Treublaan 7                  1097 DP      Amsterdam            Netherlands
Gele Poort B.V.                           Mr Treublaan 7                  1097 DP      Amsterdam            Netherlands
Gelida B.V.                               Drentestraat 24                 1083 HK      Amsterdam            Netherlands
GENERAL AGENCY & TRUST LIMITED            Bourne House, 34 Beckenham Road BR3 4TU      Beckenham            United Kingdom
Georgia US Capital inc.                                                                Wilmington (Del.)    United States of America
German Equity Partners B.V.               Vossiusstraat 3                 1071 AB      Amsterdam            Netherlands
Gestion Mobiliere Internationale S.A.                                                  Luxembourg           Luxemburg
GfA-Gesellschaft fur Anwendungssoftware
 mbH                                      Georgsplatz 8                   30159        Hannover             Germany
Giftware, Inc.                                                                                              Cayman Islands
GIL 1997 (Windkracht) B.V.                Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
Gil Bravo '01 B.V.                        Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
GIL Bravo '96 B.V.                        Karspeldreef 14                 1000 BZ      Amsterdam            Netherlands
Glenelg  B.V.                             Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
GLO Investments Ltd.                      11120 - 178th Street            AB T5S 1P2   Edmonton             Canada
Global Distribution Services The
 Netherlands B.V.                         Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
GNI Global Financials Fund Ireland Plc.   IFSC House, International
                                           Financial Services Centre      1            Dublin               Ireland
Godfrey & Jolin Ltd.                      203 - 1005 11th Ave. SW         AB T2R 0G1   Calgary              Canada
Golden American Life Insurance Company    1475 Dunwoody Drive             PA 19380     West Chester         United States of America
Goldmaster B.V.                           Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Gothia Estate II B.V.                     Pettelaarpark 80                5216 PP      Den Bosch            Netherlands
Graf Stolberg Zingst
 Grundstucksgesellschaft GbR              Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Grand Bonus B.V.                          Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Graphic Lease B.V.                        Karspeldreef 14                 1101 CK      Amsterdam Zuidoost   Netherlands
Greenlease s.a.                                                                        Luxembourg           Luxemburg
Gregoire Begin Brunet et Associes inc.    1020 Thibeau                    PQ G8T 7W6   Cap-de-la-Madeleine  Canada
Grejama B.V.                              Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
Greuters Onroerend Goed Maatschappij B.V. Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Grijze Poort B.V.                         Mr Treublaan 7                  1097 DP      Amsterdam            Netherlands
Grisaldo B.V.                             Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Groen Lease B.V.                          Postb. 1971                     1000 BZ      Amsterdam            Netherlands
Grondpoort I B.V.                         Schenkkade 65                   2595 AS      Den Haag             Netherlands
Grondpoort II B.V.                        Schenkkade 65                   2595 AS      Den Haag             Netherlands
Grondpoort IV B.V.                        Schenkkade 65                   2595 AS      Den Haag             Netherlands
Groninger Poort B.V.                                                                   Amsterdam            Netherlands
Groningsche Hypotheekbank N.V.            Mr. Treublaan 7                 1097 DP      Amsterdam            Netherlands
Grote Markt Staete B.V.                   Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
Guaranteed Mortgage Securities B.V.       Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Guernsey International Fund Managers
 Limited                                  St. Julians Avenue              GY1 3QL      St. PeterPort,
                                                                                        Guernsey            United Kingdom
H. van Duinen Beheer B.V.                 Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
H. van Veeren B.V.                        Beatrixlaan 35                  2595 AK      Den Haag             Netherlands
H.G. van der Most Beheer B.V.             Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
H.I. Rent B.V.                            Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
H.J.M. Insurance Brokers (Ontario) Inc.   86 Woodlawn Road West           ON N1H 1B2   Guelph               Canada
H.Q.E. Trust B.V.                         Prinses Irenestraat 61          1077 WV      Amsterdam            Netherlands
Hadezil B.V.                              Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
Hagendoorn Assurantien B.V.               Vasteland 62                    3011 BN      Rotterdam            Netherlands
Hamgia Beheer B.V.                        Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Handamar Corporation                                                                   Panama               Panama
Handamar N.V.                                                                          Willemstad           Netherlands Antilles
Handelsonderneming E. Spee B.V.           Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands

COMPANY NAME                                        ACTIVITY                      BROKER/DEALER?  MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Gecla B.V.                                          Cash Company                  No              No            No
Geco Holding B.V.                                   Cash Company                  No              No            No
Gefinac sa.                                         Insurance: General            No              No            No
Gehespitz-Burohaus Verwaltungs-GmbH                 Real Estate: General          No              No            No
Gelderse Poort B.V.                                 Real Estate Management        No              No            No
Gele Poort B.V.                                     Real Estate Management        No              No            No
Gelida B.V.                                         Cash Company                  No              No            No
GENERAL AGENCY & TRUST LIMITED                      Service Company               No              No            No
Georgia US Capital inc.                             Holding                       No              No            No
German Equity Partners B.V.                         Miscellaneous                 No              No            No
Gestion Mobiliere Internationale S.A.               Management Company (general)  No              No            No
GfA-Gesellschaft fur Anwendungssoftware mbH         Management Company (general)  No              No            No
Giftware, Inc.                                      Miscellaneous                 No              No            No
GIL 1997 (Windkracht) B.V.                          Lease                         No              No            No
Gil Bravo '01 B.V.                                  Lease                         No              No            No
GIL Bravo '96 B.V.                                  Lease                         No              No            No
Glenelg  B.V.                                       Cash Company                  No              No            No
GLO Investments Ltd.                                Holding                       No              No            No
Global Distribution Services The Netherlands B.V.   Cash Company                  No              No            No
GNI Global Financials Fund Ireland Plc.             Investment Fund               No              No            No
Godfrey & Jolin Ltd.                                Insurance broker              No              No            No
Golden American Life Insurance Company              Life Insurance                No              No            No
Goldmaster B.V.                                     Cash Company                  No              No            No
Gothia Estate II B.V.                               Real Estate Management        No              No            No
Graf Stolberg Zingst Grundstucksgesellschaft GbR    Real Estate: General          No              No            No
Grand Bonus B.V.                                    Cash Company                  No              No            No
Graphic Lease B.V.                                  Lease                         No              No            No
Greenlease s.a.                                     Lease                         No              No            No
Gregoire Begin Brunet et Associes inc.              Insurance broker              No              No            No
Grejama B.V.                                        Lease                         No              No            No
Greuters Onroerend Goed Maatschappij B.V.           Cash Company                  No              No            No
Grijze Poort B.V.                                   Real Estate Management        No              No            No
Grisaldo B.V.                                       Cash Company                  No              No            No
Groen Lease B.V.                                    Lease                         No              No            No
Grondpoort I B.V.                                   Real Estate Development       No              No            No
Grondpoort II B.V.                                  Real Estate Development       No              No            No
Grondpoort IV B.V.                                  Real Estate Development       No              No            No
Groninger Poort B.V.                                Real Estate Management        No              No            No
Groningsche Hypotheekbank N.V.                      Hypotheek/Mortgage bank       No              No            No
Grote Markt Staete B.V.                             Dormant Company               No              No            No
Guaranteed Mortgage Securities B.V.                 Mortgage Bank                 No              No            No
Guernsey International Fund Managers Limited        Offshore Banking              No              No            No
H. van Duinen Beheer B.V.                           Cash Company                  No              No            No
H. van Veeren B.V.                                  Insurance Agency              No              No            No
H.G. van der Most Beheer B.V.                       Cash Company                  No              No            No
H.I. Rent B.V.                                      Lease                         No              No            No
H.J.M. Insurance Brokers (Ontario) Inc.             Insurance broker              No              No            No
H.Q.E. Trust B.V.                                   Cash Company                  No              No            No
Hadezil B.V.                                        Lease                         No              No            No
Hagendoorn Assurantien B.V.                         Insurance Agency              No              No            No
Hamgia Beheer B.V.                                  Financial Services            No              No            No
Handamar Corporation                                Financial Services            No              No            No
Handamar N.V.                                       Financial Services            No              No            No
Handelsonderneming E. Spee B.V.                     Cash Company                  No              No            No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED % BOARD Y/N
--------------------------------------------------------------------------------------
Handex B.V.                               B.V.            50000566   100.00
Handlowy - Heller sa                      S.A.            20001479    50.00
Hanel B.V.                                B.V.            40000064   100.00
Harding Hall & Graburne Insurance Inc.    Inc.                       100.00
Harrison & Associes Assurance Inc.        Inc.                       100.00
Harvidio B.V.                             B.V.            10000208   100.00
Hazo Immobilia B.V.                       B.V.            20001961   100.00
Healey Insurance Consultants Ltd.         Ltd.                       100.00
Heine Administration Services Pty Ltd     Ltd.            50000335   100.00
Heine Asset Management Pty Limited        Ltd.            50000334   100.00
Heine Computer Services Pty Ltd           Ltd.            50000336   100.00
Heine Funds Management Pty Ltd            Ltd.            50000337   100.00
Heine Management Pty Limited              Ltd.            50000340   100.00
Heine Mortgage Administration Pty Ltd     Ltd.            50000339   100.00
Heine Mortgage Management Pty Ltd         Ltd.            50000341   100.00
Heine Property Management Pty Ltd         Ltd.            50000342   100.00
Heitkamp & Spit Assurantien B.V.          B.V.            10001298   100.00
Heller Bank A.G.                          A.G.            20000814   100.00
Heller Finanz GmbH                        GmbH            20000815   100.00
Heller GmbH                               GmbH            20000803   100.00
Helo Immobilia B.V.                       B.V.            20001962   100.00
Henry F. Holding B.V.                     B.V.            20001646   100.00
Hercules Beheer B.V.                      B.V.            20000614   100.00
Het Dijkhuis B.V.                         B.V.            20001685   100.00
HI Funding B.V.                           B.V.            50000129   100.00
HIL 2000 B.V.                             B.V.            50000799   100.00
Hilschip B.V.                             B.V.            20001760   100.00
Hipotecaria  Comercial America            S.A. de C.V.                99.84
Hoftoren Vastgoed B.V.                    B.V.            40000221   100.00
Hoftoren Vastgoed Grond B.V.              B.V.            40000219   100.00
Hoftoren Vastgoed Holding B.V.            B.V.            40000218   100.00
Hoge Erasmus V.O.F.                       V.O.F.          50000706    50.00
Hogebo B.V.                               B.V.            50000567   100.00
Holding J.W.G. Huijbregts B.V.            B.V.            20001763   100.00
Holding Schildersbedrijf West-Friesland
 B.V.                                     B.V.            20001573   100.00
Holding Schuiling B.V.                    B.V.            20001541    94.00
Holendrecht Gemeenschappelijk Beheer B.V. B.V.            20001963   100.00
Holendrecht Parking B.V.                  B.V.            20001964   100.00
Hollandsche Hypotheekbank N.V.            N.V.            20001924   100.00
Hollandse Poort B.V.                      B.V.            20001965   100.00
Hondero B.V.                              B.V.            50000041   100.00
Honesto B.V.                              B.V.            40000181   100.00
Hoogoorddreef I B.V.                      B.V.            10000557   100.00
Hope B.V.                                 B.V.            10001355   100.00
Hospitalet                                ?               40000068    49.90
Houdstermaatschappij Pfennings-Noten B.V. B.V.            50000066   100.00
Humada B.V.                               B.V.            20001576   100.00
Hypothecair Belang Gaasperdam I N.V.      N.V.            20001944   100.00
Hypotheekbank Maatschappij voor
Hypothecaire Crediet N.V.                 N.V.            20001919   100.00
Hypotheekbank voor Nederland II N.V.      N.V.            20001928   100.00
Hypotheekbank voor Nederland N.V.         N.V.            20001927   100.00
IB Holdings LLC                           LLC             50000183   100.00
Ibing C.V.                                C.V.            50000589   100.00
IBIV Beteiligungs GmbH                    GmbH                        37.50

COMPANY NAME                              ADDRESS                         POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Handex B.V.                               Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Handlowy - Heller sa                      Ul. Kasprzaka 18-20             01-211       Warschau             Poland
Hanel B.V.                                Schenkkade 65                   2595 AS      Den Haag             Netherlands
Harding Hall & Graburne Insurance Inc.    1414 - 8th Street SW, Suite 500 AB T2P 1J6   Calgary              Canada
Harrison & Associes Assurance Inc.        3536 Main Street                NB E1X 1C9   Tracadie-Sheila      Canada
Harvidio B.V.                             Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
Hazo Immobilia B.V.                                                                    Amsterdam            Netherlands
Healey Insurance Consultants Ltd.         11120 - 178th Street            AB T5S 1P2   Edmonton             Canada
Heine Administration Services Pty Ltd     Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Asset Management Pty Limited        Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Computer Services Pty Ltd           Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Funds Management Pty Ltd            Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Management Pty Limited              Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Mortgage Administration Pty Ltd     Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Mortgage Management Pty Ltd         Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heine Property Management Pty Ltd         Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Heitkamp & Spit Assurantien B.V.          Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
Heller Bank A.G.                                                                       Mainz                Germany
Heller Finanz GmbH                                                                     Mainz                Germany
Heller GmbH                                                                            Mainz                Germany
Helo Immobilia B.V.                                                                    Amsterdam            Netherlands
Henry F. Holding B.V.                     Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Hercules Beheer B.V.                                                                   Utrecht              Netherlands
Het Dijkhuis B.V.                         Bijlmerplein 888                1102 MG      Amsterdam Zuid-Oost  Netherlands
HI Funding B.V.                           Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
HIL 2000 B.V.                             Karspeldreef 14                 1101 CK      Amsterdam            Netherlands
Hilschip B.V.                             Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Hipotecaria  Comercial America            Periferico Sur 3325, 10th
                                           Floor, Col. San Geranimo Aculco 10400       Mexico City          Mexico
Hoftoren Vastgoed B.V.                    Schenkkade 65                   2595 AS      Den Haag             Netherlands
Hoftoren Vastgoed Grond B.V.              Schenkkade 65                   2595 AS      Den Haag             Netherlands
Hoftoren Vastgoed Holding B.V.            Schenkkade 65                   2595 AS      Den Haag             Netherlands
Hoge Erasmus V.O.F.                       Oostmaaslaan 71                 3063 AN      Rotterdam            Netherlands
Hogebo B.V.                               Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Holding J.W.G. Huijbregts B.V.            Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Holding Schildersbedrijf West-Friesland
 B.V.                                     Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Holding Schuiling B.V.                    Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Holendrecht Gemeenschappelijk Beheer
 B.V.                                     Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Holendrecht Parking B.V.                  Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Hollandsche Hypotheekbank N.V.            Mr. Treublaan 7                 1097 DP      Amsterdam            Netherlands
Hollandse Poort B.V.                      Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Hondero B.V.                              Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Honesto B.V.                              Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Hoogoorddreef I B.V.                      Schenkkade 65                   2595 AS      Den Haag             Netherlands
Hope B.V.                                 Havendijk 6                     4201 XA      Gorichem             Netherlands
Hospitalet                                Avinguda Diagonal 523, Planta 21             Barcelona            Spain
Houdstermaatschappij Pfennings-Noten B.V. Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Humada B.V.                               Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Hypothecair Belang Gaasperdam I N.V.      Mr. Treublaan 7                 1097 DP      Amsterdam            Netherlands
Hypotheekbank Maatschappij voor
 Hypothecaire Crediet N.V.                Mr. Treublaan 7                 1097 DP      Amsterdam            Netherlands
Hypotheekbank voor Nederland II N.V.      Mr. Treublaan 7                 1097DP       Amsterdam            Netherlands
Hypotheekbank voor Nederland N.V.         Mr. Treublaan 7                 1097 DP      Amsterdam            Netherlands
IB Holdings LLC                           4601 Farfax Drive               VA 22203     Arlington            United States of America
Ibing C.V.                                Schenkkade 65                   2595 AS      Den Haag             Netherlands
IBIV Beteiligungs GmbH                    Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany

COMPANY NAME                                        ACTIVITY                      BROKER/DEALER?  MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Handex B.V.                                         Cash Company                  No              No            No
Handlowy - Heller sa                                Finance Company               No              No            No
Hanel B.V.                                          Real Estate: General          No              No            No
Harding Hall & Graburne Insurance Inc.              Insurance broker              No              No            No
Harrison & Associes Assurance Inc.                  Insurance broker              No              No            No
Harvidio B.V.                                       Real Estate Financing         No              No            No
Hazo Immobilia B.V.                                 Real Estate Management        No              No            No
Healey Insurance Consultants Ltd.                   Holding                       No              No            No
Heine Administration Services Pty Ltd               Service Company               No              No            No
Heine Asset Management Pty Limited                  Dormant Company               No              No            No
Heine Computer Services Pty Ltd                     Service Company               No              No            No
Heine Funds Management Pty Ltd                      Service Company               No              No            No
Heine Management Pty Limited                        Dormant Company               No              No            No
Heine Mortgage Administration Pty Ltd               Real Estate: General          No              No            No
Heine Mortgage Management Pty Ltd                   Real Estate: General          No              No            No
Heine Property Management Pty Ltd                   Real Estate: General          No              No            No
Heitkamp & Spit Assurantien B.V.                    Equity Management             No              No            No
Heller Bank A.G.                                    Factoring                     No              No            No
Heller Finanz GmbH                                  Factoring                     No              No            No
Heller GmbH                                         Factoring                     No              No            No
Helo Immobilia B.V.                                 Real Estate Management        No              No            No
Henry F. Holding B.V.                               Investment Company            No              No            No
Hercules Beheer B.V.                                Management Company (general)  No              No            No
Het Dijkhuis B.V.                                   Venture Capital               No              No            No
HI Funding B.V.                                     Lease                         No              No            No
HIL 2000 B.V.                                       Lease                         No              No            No
Hilschip B.V.                                       Cash Company                  No              No            No
Hipotecaria  Comercial America                      Financial Services            No              No            No
Hoftoren Vastgoed B.V.                              Real Estate Buildings         No              No            No
Hoftoren Vastgoed Grond B.V.                        Real Estate Soil              No              No            No
Hoftoren Vastgoed Holding B.V.                      Holding                       No              No            No
Hoge Erasmus V.O.F.                                 Real Estate Development       No              No            No
Hogebo B.V.                                         Cash Company                  No              No            No
Holding J.W.G. Huijbregts B.V.                      Cash Company                  No              No            No
Holding Schildersbedrijf West-Friesland B.V.        Cash Company                  No              No            No
Holding Schuiling B.V.                              Cash Company                  No              No            No
Holendrecht Gemeenschappelijk Beheer B.V.           Real Estate Management        No              No            No
Holendrecht Parking B.V.                            Real Estate Management        No              No            No
Hollandsche Hypotheekbank N.V.                      Hypotheek/Mortgage bank       No              No            No
Hollandse Poort B.V.                                Real Estate Management        No              No            No
Hondero B.V.                                        Cash Company                  No              No            No
Honesto B.V.                                        Cash Company                  No              No            No
Hoogoorddreef I B.V.                                Real Estate Management        No              No            No
Hope B.V.                                           Insurance Broker              No              No            No
Hospitalet                                          Real Estate: General          No              No            No
Houdstermaatschappij Pfennings-Noten B.V.           Cash Company                  No              No            No
Humada B.V.                                         Cash Company                  No              No            No
Hypothecair Belang Gaasperdam I N.V.                Hypotheek/Mortgage bank       No              No            No
Hypotheekbank Maatschappij voor Hypothecaire
 Crediet N.V.                                       Hypotheek/Mortgage bank       No              No            No
Hypotheekbank voor Nederland II N.V.                Hypotheek/Mortgage bank       No              No            No
Hypotheekbank voor Nederland N.V.                   Hypotheek/Mortgage bank       No              No            No
IB Holdings LLC                                     Holding                       No              No            No
Ibing C.V.                                          Real Estate Exploitation      No              No            No
IBIV Beteiligungs GmbH                              Investment Company            No              No            No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED % BOARD Y/N
--------------------------------------------------------------------------------------
Idaval s.a.                               S.A.            20002191   100.00
Idrax Holding Ltd.                        Ltd.            50000688   100.00
Iena Vastgoed B.V.                        B.V.            10000543   100.00
Iepe Poort B.V.                           B.V.            20001990   100.00
IFG Advisory, Inc.                        Inc.            50000927   100.00
IFG Agency of Ohio, Inc.                  Inc.            50000928   100.00
IFG Agency, Inc.                          Inc.            50000929   100.00
IFG Brokerage Corp.                       Corp.           50000930   100.00
IFG Insurance Agency of Massachusetts,
 Inc.                                     Inc.            50000931   100.00
IFG Insurance Agency of Oklahoma, Inc.    Inc.            50000932   100.00
IFG Insurance Agency of Texas, Inc.       Inc.            50000933   100.00
IFG Insurance Services of Alabama, Inc.   Inc.            50000934   100.00
IFG Insurance Services, Inc.              Inc.            50000935   100.00
IFG Network, Inc.                         Inc.            50000936   100.00
IFG Services, LLC                         Inc.            50000911   100.00
IFSC Beteiligungsgesellschaft GmbH        GmbH            20001132   100.00
IJburg Tjalk B.V.                         B.V.            50000548   100.00
Imbricata B.V.                            B.V.            20000989   100.00
Immo "De Hertoghe" N.V.                   N.V.            10000815   100.00
Immo Globe s.a.                           S.A.            50000655   100.00
Immo Management Services s.a.             S.A.            10000580   100.00
Immo Property Den Bosch B.V.              B.V.            40000169   100.00
Immo Property International B.V.          B.V.            40000168   100.00
Immo Property Nederland B.V.              B.V.            40000167   100.00
Immo Property Tripolis B B.V.             B.V.            40000172   100.00
Immo Property Zwolle B.V.                 B.V.            40000170   100.00
Immobililere du Carre S.A.                S.A.            50000699   100.00
Immocarmes  s.a.                          S.A.            20002074   100.00
Immogerance S.A.R.L.                      S.A.            10000554   100.00
Immoklaar S.A.                            N.V.            50000694    84.56
Immomanda s.a.                            S.A.            20002097   100.00
Imocumpre                                 ?               40000060        -
Impercia B.V.                             B.V.            20001621   100.00
Incassobureau Fiditon B.V.                B.V.            20000671   100.00
Indonea B.V.                              B.V.            20001246   100.00
Industrie-Beteiligungs-Gesellschaft mbH   GmbH            50000775    98.23
Industry Retirement Limited               Ltd.            10001518   100.00
Info- und Beratungsunternehmen GmbH       GmbH            20000816   100.00
ING (Antilles) portfolio management N.V.  N.V.            20001710   100.00
ING (International) Limited               Ltd.            20001305   100.00
ING (London) Limited                      Ltd.            20001263   100.00
ING (NZ) Ltd.                             Ltd.            10001520   100.00
ING (U.S.) Capital Financial Holdings
 LLC                                      Corp            20001705   100.00
ING (U.S.) Capital LLC                    LLC             20001707   100.00
ING (U.S.) Financial Holdings
 Corporation                              Corp.           20001500   100.00
ING (U.S.) Financial Services
 Corporation                              Corp.           20000984   100.00
ING (U.S.) Funding Corporation            Corp.           20001065   100.00
ING (U.S.) Investment Corporation         Corp.           20002039   100.00
ING (U.S.) Real Estate Investors, inc.    Inc.            20001762   100.00
ING Administration Pty Ltd.               Ltd.            50000349   100.00
ING AE Chile Holdings I B.V.              B.V.            50000007   100.00
ING AE Chile Holdings II B.V.             B.V.            50001137   100.00
ING Afore Bital SA de CV.                 S.A.            10001461   100.00
ING Agaathbank I B.V.                     B.V.            20002375   100.00

COMPANY NAME                              ADDRESS                         POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Idaval s.a.                               Avenue du General de Gaulle,
                                           90/102, Coeur Defense Tour A,
                                           Place de la Defense            92400        Paris                France
Idrax Holding Ltd.                        Huguenot House, 28 La Motte
                                           Street                         JE2 4SZ      St. Helier,  Jersey  United Kingdom
Iena Vastgoed B.V.                        Schenkkade 65                   2595 AS      Den Haag             Netherlands
Iepe Poort B.V.                           Mr Treublaan 7                  1097 DP      Amsterdam            Netherlands
IFG Advisory, Inc.                        3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Agency of Ohio, Inc.                  3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Agency, Inc.                          3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Brokerage Corp.                       3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Insurance Agency of Massachusetts,
 Inc.                                     3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Insurance Agency of Oklahoma, Inc.    3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Insurance Agency of Texas, Inc.       3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Insurance Services of Alabama, Inc.   3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Insurance Services, Inc.              3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Network, Inc.                         3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFG Services, LLC                         3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
IFSC Beteiligungsgesellschaft GmbH        Willinghuseneweg 5B             D-22113      Oststeinbek          Germany
IJburg Tjalk B.V.                         Schenkkade 65                   2595 AS      Den Haag             Netherlands
Imbricata B.V.                            Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Immo "De Hertoghe" N.V.                                                                Brussel              Belgium
Immo Globe s.a.                           24 Avenue Marnix                1000         Bruxelles            Belgium
Immo Management Services s.a.                                                          Brussel              Belgium
Immo Property Den Bosch B.V.              Schenkkade 65                   2595 AS      Den Haag             Netherlands
Immo Property International B.V.          Schenkkade 65                   2595 AS      Den Haag             Netherlands
Immo Property Nederland B.V.              Schenkkade 65                   2595 AS      Den Haag             Netherlands
Immo Property Tripolis B B.V.             Schenkkade 65                   2595 AS      Den Haag             Netherlands
Immo Property Zwolle B.V.                 Schenkkade 65                   2595 AS      Den Haag             Netherlands
Immobililere du Carre S.A.                Rue des Carmes 28/32            4000         Liege                Belgium
Immocarmes  s.a.                          24 Avenue Marnix                1000         Bruxelles            Belgium
Immogerance S.A.R.L.                      153, Rue de Courcelles          75817        Paris                France
Immoklaar S.A.                            Avenue Marnix 24                1000         Brussels             Belgium
Immomanda s.a.                            24 Avenue Marnix                1000         Bruxelles            Belgium
Imocumpre                                 Lugar do Espido, Via Norte
                                           Apartado 197                   4471         Maia Codex           Portugal
Impercia B.V.                             Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Incassobureau Fiditon B.V.                Orlyplein 143                   1043 DV      Amsterdam            Netherlands
Indonea B.V.                              Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
Industrie-Beteiligungs-Gesellschaft mbH   Bockenheimer Landstrasse 10     60323        Frankfurt am Main    Germany
Industry Retirement Limited               Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
Info- und Beratungsunternehmen GmbH                                                    Mainz                Germany
ING (Antilles) portfolio management N.V.  Kaya Jombi Mensing 14                        Curacao              Netherlands Antilles
ING (International) Limited               Caledonian House, Marystreet    P.O.Box 1043 Georgetown, Grand
                                                                                        Cayman              Cayman Islands
ING (London) Limited                      60 London Wall                  EC2M 5TQ     London               United Kingdom
ING (NZ) Ltd.                             135 Albert Street, Level 13     1            Auckland             New Zealand
ING (U.S.) Capital Financial Holdings
 LLC                                      1325 Avenue of the Americas     NY 10019     New York             United States of America
ING (U.S.) Capital LLC                    1325 Avenue of the Americas     NY 10019     New York             United States of America
ING (U.S.) Financial Holdings
 Corporation                              1325 Avenue of the Americas     NY 10019     New York             United States of America
ING (U.S.) Financial Services
 Corporation                              1325 Avenue of the Americas     NY 10019     New York             United States of America
ING (U.S.) Funding Corporation            1325 Avenue of the Americas     NY 10019     New York             United States of America
ING (U.S.) Investment Corporation         1325 Avenue of the Americas     NY 10019     New York             United States of America
ING (U.S.) Real Estate Investors, inc.    11100 Santa Monica BLVD S 500   90025        Los Angeles          United States of America
ING Administration Pty Ltd.               Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
ING AE Chile Holdings I B.V.              Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
ING AE Chile Holdings II B.V.             Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
ING Afore Bital SA de CV                  Paseo De La Reforma 156,
                                           Piso 2, Col. Juarez            06600        Mexico-City          Mexico
ING Agaathbank I B.V.                     Mr. Treublaan 7                 1097 DP      Amsterdam            Netherlands

COMPANY NAME                                        ACTIVITY                      BROKER/DEALER?  MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Idaval s.a.                                         Financial Services            No              No            No
Idrax Holding Ltd.                                  Financial Services            No              No            No
Iena Vastgoed B.V.                                  Real Estate Management        No              No            No
Iepe Poort B.V.                                     Real Estate Management        No              No            No
IFG Advisory, Inc.                                  Insurance Agency              No              No            No
IFG Agency of Ohio, Inc.                            Insurance Agency              No              No            No
IFG Agency, Inc.                                    Insurance Agency              No              No            No
IFG Brokerage Corp.                                 Insurance Agency              No              No            No
IFG Insurance Agency of Massachusetts, Inc.         Insurance Agency              No              No            No
IFG Insurance Agency of Oklahoma, Inc.              Insurance Agency              No              No            No
IFG Insurance Agency of Texas, Inc.                 Insurance Agency              No              No            No
IFG Insurance Services of Alabama, Inc.             Insurance Agency              No              No            No
IFG Insurance Services, Inc.                        Insurance Agency              No              No            No
IFG Network, Inc.                                   Insurance Agency              No              No            No
IFG Services, LLC                                   Insurance Broker              No              No            No
IFSC Beteiligungsgesellschaft GmbH                  Lease                         No              No            No
IJburg Tjalk B.V.                                   Real Estate: General          No              No            No
Imbricata B.V.                                      Cash Company                  No              No            No
Immo "De Hertoghe" N.V.                             Real Estate: General          No              No            No
Immo Globe s.a.                                     Real Estate Exploitation      No              No            No
Immo Management Services s.a.                       Real Estate: General          No              No            No
Immo Property Den Bosch B.V.                        Real Estate: General          No              No            No
Immo Property International B.V.                    Real Estate: General          No              No            No
Immo Property Nederland B.V.                        Real Estate: General          No              No            No
Immo Property Tripolis B B.V.                       Real Estate: General          No              No            No
Immo Property Zwolle B.V.                           Real Estate: General          No              No            No
Immobililere du Carre S.A.                          Real Estate Exploitation      No              No            No
Immocarmes  s.a.                                    Real Estate Exploitation      No              No            No
Immogerance S.A.R.L.                                Real Estate: General          No              No            No
Immoklaar S.A.                                                                    No              No            No
Immomanda s.a.                                      Service Company               No              No            No
Imocumpre                                           Real Estate: General          No              No            No
Impercia B.V.                                       Cash Company                  No              No            No
Incassobureau Fiditon B.V.                          Debt Collecting               No              No            No
Indonea B.V.                                        Cash Company                  No              No            No
Industrie-Beteiligungs-Gesellschaft mbH             Holding                       No              No            No
Industry Retirement Limited                         Trust-Nominee Company         No              No            No
Info- und Beratungsunternehmen GmbH                 Trade-information Services    No              No            No
ING (Antilles) portfolio management N.V.            Trust-Nominee Company         No              No            No
ING (International) Limited                         Holding                       No              No            No
ING (London) Limited                                Holding                       No              No            No
ING (NZ) Ltd.                                       Investment Advisory           No              No            No
ING (U.S.) Capital Financial Holdings LLC           Holding                       No              No            No
ING (U.S.) Capital LLC                              Investment Bank               No              No            No
ING (U.S.) Financial Holdings Corporation           Holding                       No              No            No
ING (U.S.) Financial Services Corporation           Financial Services            No              No            No
ING (U.S.) Funding Corporation                      Funding                       No              No            No
ING (U.S.) Investment Corporation                   Investment Fund               No              No            No
ING (U.S.) Real Estate Investors, inc.              Real Estate Management        No              No            No
ING Administration Pty Ltd.                         Dormant Company               No              No            No
ING AE Chile Holdings I B.V.                        Holding                       No              No            No
ING AE Chile Holdings II B.V.                       Holding                       No              No            No
ING Afore Bital SA de CV                            Financial Services            No              No            No
ING Agaathbank I B.V.                               Financial Services            No              No            No

                                                                                        TOTAL
COMPANY NAME                                    LEGAL FORM            ING CODE         OWNED %       BOARD Y/N
--------------------------------------------------------------------------------------------------------------
ING Agaathbank II B.V.                          B.V.                  20002376         100.00
ING Agaathbank III B.V.                         B.V.                  20002377         100.00
ING Agaathbank IV B.V.                          B.V.                  20002378         100.00
ING Agaathbank V  B.V.                          B.V.                  20002379         100.00
ING Agenzia Assicurativa S.p.A                  S.p.A                 50000958         100.00
ING Aircraft Lease B.V.                         B.V.                  20000653         100.00
ING AM Insurance Companies B.V.                 B.V.                  10000002         100.00
ING AM Interfinance Services B.V.               B.V.                   1000829         100.00
ING America Insurance Holdings, Inc.            Inc.                  10000879         100.00
ING America Life Corporation                    Inc.                  10000876         100.00
ING Asia Holdings B.V.                          B.V.                  20001046         100.00
ING Asia/Pacific Limited                        Ltd.                  50000397         100.00
ING Asset Finance Belgium S.A.                  S.A.                  50000678         100.00
ING Asset Management Holdings B.V.              B.V.                  10000297         100.00
ING Australia Holdings Ltd.                     Ltd.                  10000891         100.00
ING Australia Limited                           Ltd.                  10000860          51.00
ING Bank (Australia) Limited                    Ltd.                  50000480         100.00
ING Bank (Hungary) Rt.                          Ltd.                  20000421         100.00
ING Bank (Luxembourg) S.A.                      S.A.                  20000271         100.00
ING Bank (Mexico), S.A.                         S.A.                  50000871         100.00
ING Bank (Schweiz) A.G.                         A.G.                  20000117         100.00
ING Bank (Uruguay) S.A.                         S.A.                  20000144         100.00
ING Bank Biotechnologie Fonds N.V.              N.V.                                        -        Y
ING Bank CommunicatieTechnologie Fonds
 N.V.                                           N.V.                  50000583              -        Y
ING Bank Corporate Investments B.V.             B.V.                  20000768         100.00
ING Bank Dutch Fund N.V.                        N.V.                  50000534              -        Y
ING Bank Dutch Services Fund N.V.               N.V.                  50000584              -        Y
ING Bank Duurzaam Rendement Fonds N.V.          N.V.                                        -        Y
ING Bank Emerging Eastern Fund N.V.             N.V.                                        -        Y
ING Bank Euro Obligatie Fonds N.V.              N.V.                  50000535              -        Y
ING Bank Europe Fund N.V.                       N.V.                  50000590              -        Y
ING Bank European Small Caps Fund N.V.          N.V.                                        -        Y
ING Bank Farmacie Fonds N.V.                    N.V.                  50000602              -        Y
ING Bank Financials Fund N.V.                   N.V.                                        -        Y
ING Bank Fondsen Beheer B.V.                    B.V.                  20000339         100.00
ING Bank Geldmarkt Fonds N.V.                   N.V.                                        -        Y
ING Bank Global Custody UK Nominees
 Limited                                        Ltd.                  50000582         100.00
ING Bank Global Fund N.V.                       N.V.                  50000536              -        Y
ING Bank Holdinvest N.V.                        N.V.                  10000540         100.00
ING Bank Hoog Dividend Aandelen Fonds
 N.V.                                           N.V.                                        -        Y
ING Bank Hypotheken N.V.                        N.V.                  20001925         100.00
ING Bank I.T. Fund N.V.                         N.V.                  50000537              -        Y
ING Bank Internet Fund N.V.                     N.V.                                        -        Y
ING Bank Japan Fund N.V.                        N.V.                  50000539              -        Y
ING Bank Mezzaninefonds B.V.                    N.V.                  20001749         100.00
ING Bank North America Fund N.V.                N.V.                  50000540              -        Y
ING Bank Obligatie Fonds N.V.                   N.V.                  50000541              -        Y
ING Bank of Canada                              Ltd.                  20001512         100.00
ING Bank Onroerend Goed Aandelen Fonds
 N.V.                                           N.V.                  50000542              -        Y
ING Bank Participatie PPM B.V.                  B.V.                  20000774         100.00
ING Bank Rentegroei Fonds N.V.                  N.V.                  50000605              -        Y
ING Bank Spaardividend Fonds Beheer B.V.        B.V.                  20000731         100.00
ING Bank Vastgoed Management B.V.               B.V.                  20000748         100.00
ING Bank Verre Oosten Fonds N.V.                B.V.                  50000544              -        Y

COMPANY NAME                              ADDRESS                               POSTAL CODE    CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Agaathbank II B.V.                    Mr. Treublaan 7                       1097 DP        Amsterdam            Netherlands
ING Agaathbank III B.V.                   Mr. Treublaan 7                       1097 DP        Amsterdam            Netherlands
ING Agaathbank IV B.V.                    Mr. Treublaan 7                       1097 DP        Amsterdam            Netherlands
ING Agaathbank V  B.V.                    Mr. Treublaan 7                       1097 DP        Amsterdam            Netherlands
ING Agenzia Assicurativa S.p.A            Via Tortona, 33                       20144          Milano               Italy
ING Aircraft Lease B.V.                   Karspeldreef 14                       1000 BZ        Amsterdam Zuidoost   Netherlands
ING AM Insurance Companies B.V.           Prinses Beatrixlaan 15                2595 AK        Den Haag             Netherlands
ING AM Interfinance Services B.V.         Prinses Beatrixlaan 15                2595 AK        Den Haag             Netherlands
ING America Insurance Holdings, Inc.      100 N. Market Street, Suite 780       DE 19801       Wilmington (Del.)    United States of
                                                                                                                     America
ING America Life Corporation              5780 Powers Ferry Road, N.W.          GA 30327-4390  Atlanta (Ga.)        United States of
                                                                                                                     America
ING Asia Holdings B.V.                    Drentestraat 24                       1083 HK        Amsterdam            Netherlands
ING Asia/Pacific Limited                  39/F One International Finance
                                           Centre, 1 Harbour View Street        Central        Hong Kong            Hong Kong
ING Asset Finance Belgium S.A.            Avenue Marnix 24                      1000           Brussels             Belgium
ING Asset Management Holdings B.V.        Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Australia Holdings Ltd.               Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Australia Limited                     Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Bank (Australia) Limited              Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Bank (Hungary) Rt.                    Vaci ut. 35                           H-1134         Budapest             Hungary
ING Bank (Luxembourg) S.A.                224, Route d'Arlon                    L-8010 Str     Luxemburg            Luxemburg
ING Bank (Mexico), S.A.                   Bosque de Alisos 45-B  4th Floor,
                                           Colonia Bosques de las Lomas         05120          Mexico City          Mexico
ING Bank (Schweiz) A.G.                   P.O. Box 4623                         CH-8022        Zurich               Switzerland
ING Bank (Uruguay) S.A.                   Misiones 1352/1360                    11000          Montevideo           Uruguay
ING Bank Biotechnologie Fonds N.V.        Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank CommunicatieTechnologie Fonds
 N.V.                                     Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Corporate Investments B.V.       Bijlmerplein 888                      1102 MG        Amsterdam Zuidoost   Netherlands
ING Bank Dutch Fund N.V.                  Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Dutch Services Fund N.V.         Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Duurzaam Rendement Fonds N.V.    Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Emerging Eastern Fund N.V.       Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Euro Obligatie Fonds N.V.        Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Europe Fund N.V.                 Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank European Small Caps Fund N.V.    Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Farmacie Fonds N.V.              Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Financials Fund N.V.             Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Fondsen Beheer B.V.              Bijlmerplein 888                      1102 MG        Amsterdam Zuidoost   Netherlands
ING Bank Geldmarkt Fonds N.V.             Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Global Custody UK Nominees
 Limited                                  60 London Wall                        EC2M 5TQ       London               United Kingdom
ING Bank Global Fund N.V.                 Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Holdinvest N.V.                  Strawinskylaan 2631                   1077 ZZ        Amsterdam            Netherlands
ING Bank Hoog Dividend Aandelen Fonds
 N.V.                                     Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Hypotheken N.V.                  Mr. Treublaan 7                       1097 DP        Amsterdam            Netherlands
ING Bank I.T. Fund N.V.                   Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Internet Fund N.V.               Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Japan Fund N.V.                  Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Mezzaninefonds B.V.              Bijlmerplein 888                      1102 MG        Amsterdam            Netherlands
ING Bank North America Fund N.V.          Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Obligatie Fonds N.V.             Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank of Canada                        20 queen Street West                  0              Suite 2102 Toronto   Canada
ING Bank Onroerend Goed Aandelen Fonds
 N.V.                                     Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Participatie PPM B.V.            Bijlmerplein 888                      1102 MG        Amsterdam Zuid-Oost  Netherlands
ING Bank Rentegroei Fonds N.V.            Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands
ING Bank Spaardividend Fonds Beheer B.V.  Haaksbergeweg 4                       1101 BX        Amsterdam            Netherlands
ING Bank Vastgoed Management B.V.         Bijlmerplein 888                      1102 MG        Amsterdam            Netherlands
ING Bank Verre Oosten Fonds N.V.          Prinses Beatrixlaan 15                2595 AS        Den Haag             Netherlands

COMPANY NAME                                       ACTIVITY                      BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Agaathbank II B.V.                             Financial Services            No              No             No
ING Agaathbank III B.V.                            Financial Services            No              No             No
ING Agaathbank IV B.V.                             Financial Services            No              No             No
ING Agaathbank V  B.V.                             Financial Services            No              No             No
ING Agenzia Assicurativa S.p.A                     Service Company               No              No             No
ING Aircraft Lease B.V.                            Holding                       No              No             No
ING AM Insurance Companies B.V.                    Asset Management              No              No             No
ING AM Interfinance Services B.V.                  Asset Management              No              No             No
ING America Insurance Holdings, Inc.               Holding                       No              No             No
ING America Life Corporation                       Holding                       No              No             No
ING Asia Holdings B.V.                             Holding                       No              No             No
ING Asia/Pacific Limited                           Holding                       No              No             No
ING Asset Finance Belgium S.A.                     Lease                         No              No             No
ING Asset Management Holdings B.V.                 Holding                       No              No             No
ING Australia Holdings Ltd.                        Holding                       No              No             No
ING Australia Limited                              Holding                       No              No             No
ING Bank (Australia) Limited                       General Bank                  No              No             No
ING Bank (Hungary) Rt.                             General Bank                  No              No             No
ING Bank (Luxembourg) S.A.                         General Bank                  No              No             No
ING Bank (Mexico), S.A.                            General Bank                  No              No             No
ING Bank (Schweiz) A.G.                            General Bank                  No              No             No
ING Bank (Uruguay) S.A.                            General Bank                  No              No             No
ING Bank Biotechnologie Fonds N.V.                 Investment Fund               No              No             No
ING Bank CommunicatieTechnologie Fonds N.V.        Investment Fund               No              No             No
ING Bank Corporate Investments B.V.                Holding                       No              No             No
ING Bank Dutch Fund N.V.                           Investment Fund               No              No             No
ING Bank Dutch Services Fund N.V.                  Investment Fund               No              No             No
ING Bank Duurzaam Rendement Fonds N.V.             Investment Fund               No              No             No
ING Bank Emerging Eastern Fund N.V.                Investment Fund               No              No             No
ING Bank Euro Obligatie Fonds N.V.                 Investment Fund               No              No             No
ING Bank Europe Fund N.V.                          Investment Fund               No              No             No
ING Bank European Small Caps Fund N.V.             Investment Fund               No              No             No
ING Bank Farmacie Fonds N.V.                       Investment Fund               No              No             No
ING Bank Financials Fund N.V.                      Investment Fund               No              No             No
ING Bank Fondsen Beheer B.V.                       Investment Advisory           No              No             No
ING Bank Geldmarkt Fonds N.V.                      Investment Fund               No              No             No
ING Bank Global Custody UK Nominees Limited        Custody                       No              No             No
ING Bank Global Fund N.V.                          Investment Fund               No              No             No
ING Bank Holdinvest N.V.                           Mortgage Bank                 No              No             No
ING Bank Hoog Dividend Aandelen Fonds N.V.         Investment Fund               No              No             No
ING Bank Hypotheken N.V.                           Hypotheek/Mortgage bank       No              No             No
ING Bank I.T. Fund N.V.                            Investment Fund               No              No             No
ING Bank Internet Fund N.V.                        Investment Fund               No              No             No
ING Bank Japan Fund N.V.                           Investment Fund               No              No             No
ING Bank Mezzaninefonds B.V.                       Venture Capital               No              No             No
ING Bank North America Fund N.V.                   Investment Fund               No              No             No
ING Bank Obligatie Fonds N.V.                      Investment Fund               No              No             No
ING Bank of Canada                                 General Bank                  No              No             No
ING Bank Onroerend Goed Aandelen Fonds N.V.        Investment Fund               No              No             No
ING Bank Participatie PPM B.V.                     Venture Capital               No              No             No
ING Bank Rentegroei Fonds N.V.                     Investment Fund               No              No             No
ING Bank Spaardividend Fonds Beheer B.V.           Investment Company            No              No             No
ING Bank Vastgoed Management B.V.                  Management Company (general)  No              No             No
ING Bank Verre Oosten Fonds N.V.                   Investment Fund               No              No             No

                                                                                        TOTAL
COMPANY NAME                                    LEGAL FORM            ING CODE         OWNED %       BOARD Y/N
--------------------------------------------------------------------------------------------------------------
ING Baring (Mexico), S.A. de C.V.               S.A.                  50000872         100.00
ING Baring (U.S.) Financial Holdings LLC        Corp                  20001732         100.00
ING Baring Chile Limitada                       Ltd.a                 20001310         100.00
ING Baring Far East Nominees Limited            Ltd.                  20001397         100.00
ING Baring Futures & Options (U.K.)
 Trustee Limited                                Ltd.                  50001003         100.00
ING Baring Holding Services Limited             Ltd.                  50000578         100.00
ING Baring Institutional & Government
 Advisory Services B.V.                         B.V.                  20001039         100.00
ING Baring International Advisers
 Limited                                        Ltd.                  20001306          48.60
ING Baring International Pte Ltd.               Ltd.                  20001307         100.00
ING Baring Japan Services Limited               Ltd.                  50000616         100.00
ING Baring Nominees (Singapore) Pte Ltd.        Ltd.                  20001320         100.00
ING Baring Securities (Andean Pact) Ltda.       Ltd.a                 20001311         100.00
ING Baring Securities Pakistan (Private)
 Limited                                        Ltd.                  50001063          51.00
ING Baring Services (Eastern Europe)
 Limited                                        Ltd.                  20001295         100.00
ING Baring Services Limited                     Ltd.                  20001262         100.00
ING Barings (Espana) S.A.                       S.A.                  50000998         100.00
ING Barings France S.A.                         S.A.                  20001260         100.00
ING Barings India Private Limited               Ltd.                  20001405          75.00
ING Barings Peru S.A.                           S.A.                  20001324         100.00
ING Barings Private Equity (China)
 Limited                                        Plc.                  20001446         100.00
ING Barings Southern Africa Pty Limited         Plc.                  20001322         100.00
ING Beleggingen B.V.                            B.V.                  10001373         100.00
ING Bewaar Maatschappij I B.V.                  B.V.                  10000686         100.00
ING Bewaar Maatschappij II B.V.                 B.V.                  10000530         100.00
ING Bewaar Maatschappij III B.V.                B.V.                  10000537         100.00
ING Bewaar Maatschappij IV B.V.                 B.V.                  10000656         100.00
ING Bewaar Maatschappij V B.V.                  B.V.                  10000533         100.00
ING Bewaar Management B.V.                      B.V.                  40000160         100.00
ING BPE (China) Advisors Limited                Ltd.                  20001871         100.00
ING Brokers Network LLC                         LLC                   50000900         100.00
ING BSK Investment Funds Corporations
 S.A                                            S.A.                  50000311         100.00
ING Canada Holdings, inc.                       Inc.                  10001406         100.00
ING Canada inc.                                 Inc.                  10000737         100.00
ING Canada P&C inc.                             Inc.                  10001443         100.00
ING Capital Corporation, LLC                    LLC                   50000185         100.00
ING Capital Funding I LLC                       LLC                   50000166         100.00
ING Capital Funding II LLC                      LLC                   50000167         100.00
ING Capital LLC                                 Corp.                 20001735         100.00
ING Capital Markets LLC                         LLC                   20001734         100.00
ING Capital Senior Secured High income
 Fund L.P.                                      Corp.                 20002043         100.00
ING Car Finance Lease Belgium                   S.A.                  20002193         100.00
ING Cash Management Ltd.                        Ltd.                  50000377         100.00
ING CHB Security Investments & Trust
 Company Ltd.                                   Ltd.                  50001039          54.00
ING Clarion Partners Holdings, Inc.             Inc.                                   100.00
ING Clarion Realty Services Holdings,
 Inc.                                           Inc.                                   100.00
ING Computer Lease Belgium S.A.                 S.A.                  50000675          74.99
ING Continental Europe Holdings B.V.            B.V.                  10000604         100.00
ING Core Point Associates LLC                   LLC                                     50.00
ING Core Point Holdings LLC                     LLC                                    100.00
ING Corporacion Financiera S.A.                 S.A.                  20001190          99.98
ING Corporate Real Estate B.V.                  B.V.                  40000022         100.00
ING Corporate Services Pty Ltd.                 Ltd.                  10001415         100.00
ING CRE Zuiderhof B.V.                          B.V.                  10000506         100.00
ING Credito Hipotecario S.A.                    S.A.                                   100.00

COMPANY NAME                              ADDRESS                               POSTAL CODE    CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Baring (Mexico), S.A. de C.V.         Bosque de Alisos 45-B  4th Floor,
                                           Colonia Bosques de las Lomas         05120          Mexico City          Mexico
ING Baring (U.S.) Financial Holdings LLC  135 East 57th Street                  NY 10022       New York             United States of
                                                                                                                     America
ING Baring Chile Limitada                 Av Nueva Tajamar 481                  Las Condes     Santiago de Chile    Chile
ING Baring Far East Nominees Limited      8F Three Exchange Square                             Hong Kong            Hong Kong
ING Baring Futures & Options (U.K.)
 Trustee Limited                          75, King William Street               EC4N 7EE       London               United Kingdom
ING Baring Holding Services Limited       60, London Wall                       EC2M 5TQ       London               United Kingdom
ING Baring Institutional & Government
 Advisory Services B.V.                   Bijlmerplein 888                      1102 MG        Amsterdam            Netherlands
ING Baring International Advisers
 Limited                                  130-132 Wireless Road                 10330          Bangkok              Thailand
ING Baring International Pte Ltd.         9 Raffles Place #19-01, Rep.Pl        48619          Singapore            Singapore
ING Baring Japan Services Limited                                                                                   Cayman Islands
ING Baring Nominees (Singapore) Pte Ltd.  9 Raffles Place, #19-01 Rep.Pl        48619          Singapore            Singapore
ING Baring Securities (Andean Pact)
 Ltda.                                    Carrera 7, No. 71-52, Torre A                        Santa Fe de Bogota   Colombia
ING Baring Securities Pakistan (Private)
 Limited                                  MT Khan Road, PNSC Building           74000          Karachi              Pakistan
ING Baring Services (Eastern Europe)
 Limited                                  60 London Wall                        EC2M 5TQ       London               United Kingdom
ING Baring Services Limited               60 London Wall                        EC2M 5TQ       London               United Kingdom
ING Barings (Espana) S.A.                 Montalban 7, 5th floor                28014          Madrid               Spain
ING Barings France S.A.                   49 Avenue d'Iena                      75116          Parijs               France
ING Barings India Private Limited         15 Flr. Bhavan Nariman Point          400 021        Mumbai               India
ING Barings Peru S.A.                     Av. Victor Andres Belaunde 147, Via
                                           Principal 110                        27             Lima                 Peru
ING Barings Private Equity (China)        9th Floor Alexandra House, 16
 Limited                                   Chater Road                          Central        Hong Kong            Hong Kong
ING Barings Southern Africa Pty Limited   West Crescent 2,Merchant Place        2196           Sandton              South Africa
ING Beleggingen B.V.                      Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Bewaar Maatschappij I B.V.            Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Bewaar Maatschappij II B.V.           Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Bewaar Maatschappij III B.V.          Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Bewaar Maatschappij IV B.V.           Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Bewaar Maatschappij V B.V.            Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Bewaar Management B.V.                Schenkkade 65                         2595 AS        den Haag             Netherlands
ING BPE (China) Advisors Limited          9th Floor Alexandra House,
                                           16 Chater Road                       Central        Hong Kong            Hong Kong
ING Brokers Network LLC                   3424 Peachtree Road NE, suite 1900    GA 30326       Atlanta (Ga.)        United States of
                                                                                                                     America
ING BSK Investment Funds Corporations
 S.A.                                     Plac Trzech Krzyzy 10/14              00-499         Warsaw               Poland
ING Canada Holdings, inc.                 1300, 321-6 Avenue SW                 T2P 4W7        Calgary              Canada
ING Canada inc.                           181 University Avenue                 M5H 3M2        Toronto              Canada
ING Canada P&C inc.                       2450 Rue Girouard Ouest               QC J2S 3B3     Saint-Hyacinthe      Canada
ING Capital Corporation, LLC              7337 East Doubletree Ranch Road       AZ 85258-2034  Scottsdale           United States of
                                                                                                                     America
ING Capital Funding I LLC                                                                                           United States of
                                                                                                                     America
ING Capital Funding II LLC                                                                                          United States of
                                                                                                                     America
ING Capital LLC                           135 East 57th Street                  NY 10022       New york             United States of
                                                                                                                     America
ING Capital Markets LLC                   1325 Avenue of the Americas           NY 10019       New York             United States of
                                                                                                                     America
ING Capital Senior Secured High income
 Fund L.P.                                333 South Grand Avenue, Suite         4250, 9007     Los Angeles          United States of
                                                                                                                     America
ING Car Finance Lease Belgium             Avenue de Cortenbergh 71              1000           Bruxelles            Belgium
ING Cash Management Ltd                   347 Kent Street, level 11             NSW 2000       Sydney               Australia
ING CHB Security Investments & Trust
 Company Ltd.                             16F, no. 460, Hsin Yi Road, sec. 4    110            Taipei               Taiwan
ING Clarion Partners Holdings, Inc.       335 Madison Avenue                    NY 10017       New York             United States of
                                                                                                                     America
ING Clarion Realty Services Holdings,
 Inc                                      335 Madison Avenue                    NY 10017       New York             United States of
                                                                                                                     America
ING Computer Lease Belgium S.A.           Avenue de Cortenbergh 71              1000           Bruxelles            Belgium
ING Continental Europe Holdings B.V.      Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Core Point Associates LLC             100 North Tryon Street - 47th floor   NC 28202       Charlotte            United States of
                                                                                                                     America
ING Core Point Holdings LLC               100 North Tryon Street - 47th floor   NC 28202       Charlotte            United States of
                                                                                                                     America
ING Corporacion Financiera S.A.           7-06 Calle 73                                        Bogota               Venezuela
ING Corporate Real Estate B.V.            Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Corporate Services Pty Ltd.           Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING CRE Zuiderhof B.V.                    Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Credito Hipotecario S.A.              Av. Nueva Tajamar 481, piso 17,
                                           Torre Norte, Las Condes                             Santiago de Chile    Chile

COMPANY NAME                                       ACTIVITY                      BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Baring (Mexico), S.A. de C.V.                  General Bank                  No              No             No
ING Baring (U.S.) Financial Holdings LLC           Holding                       No              No             No
ING Baring Chile Limitada                          Miscellaneous                 No              No             No
ING Baring Far East Nominees Limited               Trust Company                 No              No             No
ING Baring Futures & Options (U.K.) Trustee
 Limited                                           Custody                       No              No             No
ING Baring Holding Services Limited                Holding                       No              No             No
ING Baring Institutional & Government Advisory
 Services B.V.                                     Consultancy                   No              No             No
ING Baring International Advisers Limited          Investment Consultant         No              No             No
ING Baring International Pte Ltd.                  Service Company               No              No             No
ING Baring Japan Services Limited                  Service Company               No              No             No
ING Baring Nominees (Singapore) Pte Ltd.           Trust Company                 No              No             No
ING Baring Securities (Andean Pact) Ltda.          Investment Consultant         No              No             No
ING Baring Securities Pakistan (Private) Limited   Private Banking               No              No             No
ING Baring Services (Eastern Europe) Limited       Service Company               No              No             No
ING Baring Services Limited                        Service Company               No              No             No
ING Barings (Espana) S.A.                          Financial Services            No              No             No
ING Barings France S.A.                            Investment Bank               No              No             No
ING Barings India Private Limited                  General Bank                  No              No             No
ING Barings Peru S.A.                              Investment Consultant         No              No             No
ING Barings Private Equity (China) Limited         Holding                       No              No             No
ING Barings Southern Africa Pty Limited            Stockbrokerage                No              No             No
ING Beleggingen B.V.                               Fund Management               No              No             No
ING Bewaar Maatschappij I B.V.                     Custody                       No              No             No
ING Bewaar Maatschappij II B.V.                    Custody                       No              No             No
ING Bewaar Maatschappij III B.V.                   Custody                       No              No             No
ING Bewaar Maatschappij IV B.V.                    Custody                       No              No             No
ING Bewaar Maatschappij V B.V.                     Custody                       No              No             No
ING Bewaar Management B.V.                         Custody                       No              No             No
ING BPE (China) Advisors Limited                   Holding                       No              No             No
ING Brokers Network LLC                            Holding                       No              No             No
ING BSK Investment Funds Corporations S.A.         Asset Management              No              No             No
ING Canada Holdings, inc.                          Holding                       No              No             No
ING Canada inc.                                    Holding                       No              No             No
ING Canada P&C inc.                                Holding                       No              No             No
ING Capital Corporation, LLC                       Holding                       No              No             No
ING Capital Funding I LLC                          Funding                       No              No             No
ING Capital Funding II LLC                         Funding                       No              No             No
ING Capital LLC                                    Custody                       No              No             No
ING Capital Markets LLC                            Brokerage                     No              No             No
ING Capital Senior Secured High income Fund L.P.   Investment Fund               No              No             No
ING Car Finance Lease Belgium                      Financial Services            No              No             No
ING Cash Management Ltd                            Cash Management               No              No             No
ING CHB Security Investments & Trust Company Ltd.  Mutual Fund Operator          No              No             No
ING Clarion Partners Holdings, Inc.                Holding                       No              No             No
ING Clarion Realty Services Holdings, Inc          Holding                       No              No             No
ING Computer Lease Belgium S.A.                    Lease                         No              No             No
ING Continental Europe Holdings B.V.               Holding                       No              No             No
ING Core Point Associates LLC                      Asset Management              No              No             No
ING Core Point Holdings LLC                        Asset Management              No              No             No
ING Corporacion Financiera S.A.                    General Bank                  No              No             No
ING Corporate Real Estate B.V.                     Management Company (general)  No              No             No
ING Corporate Services Pty Ltd.                    Real Estate: General          No              No             No
ING CRE Zuiderhof B.V.                             Real Estate Management        No              No             No
ING Credito Hipotecario S.A.                                                     No              No             No

                                                                                       TOTAL
COMPANY NAME                                    LEGAL FORM            ING CODE         OWNED %       BOARD Y/N
--------------------------------------------------------------------------------------------------------------
ING Custodians Pty Limited                      Ltd.                  10001423         100.00
ING Deelnemingen B.V.                           B.V.                  10000013         100.00
ING Direct N.V.                                 N.V.                  50000151         100.00
ING DUNA INGatlanhasznositc Kft                 Kft                   20001447         100.00
ING Dutch Office Fund for Developments
 Beheer Mij. B.V.                               B.V.                  50000783         100.00
ING Dutch Office Fund for Developments
 Bewaar Mij. B.V.                               B.V.                  50000413         100.00
ING Dutch Office Fund Management B.V.           B.V.                  40000156         100.00
ING Dutch Office Fund N.V.                      N.V.                  40000153         100.00
ING Dutch Residential Fund for
 Developments Beheer Mij. B.V.                  B.V.                  50000784         100.00
ING Dutch Residential Fund for
 Developments Bewaar Mij. B.V.                  B.V.                  50000782         100.00
ING Dutch Residential Fund Management
 B.V.                                           B.V.                  40000154         100.00
ING Dutch Residential Fund N.V.                 N.V.                  40000152         100.00
ING Dutch Retail Fund for Developments
 Beheer Mij. B.V.                               B.V.                  50000781         100.00
ING Dutch Retail Fund for Developments
 Bewaar Mij. B.V.                               B.V.                  50000780         100.00
ING Dutch Retail Fund Management B.V.           B.V.                  20001007         100.00
ING Dutch Retail Fund N.V.                      N.V.                  40000127          80.41
ING Emerging Markets Investors LLC              Inc.                  20001725         100.00
ING Employee Benefits S.p.A.                    S.p.A.                50000957         100.00
ING Employee Benefits Sdn. Bhd                  Berhad                50001033         100.00
ING Empreendimentos e Participacaos Ltda.       Ltd.a                 20000172         100.00
ING Equipment Lease Belgium S.A.                N.V.                  50000677         100.00
ING Equity Holdings, Inc.                       Inc.                                   100.00
ING Equity Partners I, L.P.                     Ltd.                  20001698          99.25
ING Farm Finance (June) Limited                 Ltd.                  20001689         100.00
ING Farm Finance (March) Limited                Ltd.                  20001688         100.00
ING Farm Finance (September) Limited            Ltd.                  20001690         100.00
ING Farm Finance Limited                        Ltd.                  20000659         100.00
ING Fatum General Insurance N.V.                N.V.                                   100.00
ING Fatum Health N.V.                           N.V.                                   100.00
ING Fatum Holding N.V.                          N.V.                                   100.00
ING Fatum Life NV                               N.V.                                   100.00
ING Finance (Ireland) Ltd.                      Ltd.                  20001679         100.00
ING Financial Services International
 (Asia) Ltd.                                    Ltd.                  10000095         100.00
ING Finanzberatungs- und Leasing GmbH           GmbH                  20000869         100.00
ING Forex Corporation                           Corp                  20001726         100.00
ING Funds Management Ltd.                       Ltd.                  10001435         100.00
ING Funds Service Co., LLC                      Inc.                  50000299         100.00
ING Funds Services, Inc.                        LLC                   50000187         100.00
ING Futures & Options (U.K.) Limited            Ltd.                  50001002         100.00
ING Global Infrastructure Company B.V.          B.V.                  50000712         100.00
ING Groep N.V.                                  N.V.                  10100000              -
ING Holdings Empreendimentos
 Participacao Ltda.                             Ltd.a                 20000220          50.00
ING Immobilier Development France
 S.A.R.L.                                       S.A.R.L.              50000466         100.00
ING Immobilier Participations France
 S.A.R.L.                                       S.A.R.L.              50000465         100.00
ING Immobilier S.A.R.L.                         S.A.                  10000582         100.00
ING Industrial Custodian Pty Ltd                Ltd.                  50000371         100.00
ING Inmuebles S.A.                              S.A.                  10000581         100.00
ING Institutional Trust Company                 Corp.                 20001834         100.00
ING Insurance Agency, Inc.                      Inc.                  50000739         100.00
ING Insurance Agency, Inc.
 (Massachusetts)                                Inc.                  50000738         100.00
ING Insurance Agency, Inc. (Texas)              Inc.                  50000737         100.00
ING Insurance Berhad                            Berhad                50001032         100.00
ING Insurance Company of America                                      50000727         100.00
ING Insurance Company of Canada                                       10000889         100.00

COMPANY NAME                              ADDRESS                               POSTAL CODE    CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Custodians Pty Limited                Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Deelnemingen B.V.                     Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Direct N.V.                           Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING DUNA INGatlanhasznositc Kft           Andrassy Ut 9                         1061           Budapest             Hungary
ING Dutch Office Fund for Developments
 Beheer Mij. B.V.                         Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Office Fund for Developments
 Bewaar Mij. B.V.                         Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Office Fund Management B.V.     Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Office Fund N.V.                Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Residential Fund for
 Developments Beheer Mij. B.V.            Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Residential Fund for
 Developments Bewaar Mij. B.V.            Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Residential Fund Management
 B.V.                                     Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Residential Fund N.V.           Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Retail Fund for Developments
 Beheer Mij. B.V.                         Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Retail Fund for Developments
 Bewaar Mij. B.V.                         Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Retail Fund Management B.V.     Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Dutch Retail Fund N.V.                Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Emerging Markets Investors LLC        135 East 57th Street New York         NY 10022       New York             United States of
                                                                                                                     America
ING Employee Benefits S.p.A               Via Tortona, 33                       20144          Milano               Italy
ING Employee Benefits Sdn. Bhd            9&10F, Menara ING, 84 Jalan Raja
                                           Chulan                               50200          Kuala Lumpur         Malaysia
ING Empreendimentos e Participacaos Ltda. Avenida Almirante, Barosso, 52
                                           Guipo 3302                           20031-000      Rio de Janeiro       Brazil
ING Equipment Lease Belgium S.A           Avenue de Corthenbergh 71             1000           Brussels             Belgium
ING Equity Holdings, Inc.                 135 East 57th Street                  NY 10022       New York             United States of
                                                                                                                     America
ING Equity Partners I, L.P.               135 East 57th Street                  NY 10022       New York             United States of
                                                                                                                     America
ING Farm Finance (June) Limited           Apex Court, Camphill Road             KT 14 6SQ      West Byfleet         United Kingdom
ING Farm Finance (March) Limited          Apex Court, Camphill Road             KT 14 6SQ      West Byfleet         United Kingdom
ING Farm Finance (September) Limited      Apex Court, Camphill Road             KT 14 6SQ      West Byfleet         United Kingdom
ING Farm Finance Limited                  Apex Court, Camphill Road             KT 14 6SQ      West Byfleet         United Kingdom
ING Fatum General Insurance N.V.          Cas Coraweg 2                         3002           Willemstad, Curacao  Netherlands
                                                                                                                     Antilles
ING Fatum Health N.V.                     Cas Coraweg 2                         3002           Willemstad, Curacao  Netherlands
                                                                                                                     Antilles
ING Fatum Holding N.V.                    Cas Coraweg 2                         3002           Willemstad, Curacao  Netherlands
                                                                                                                     Antilles
ING Fatum Life NV                         Cas Coraweg 2                         3002           Willemstad, Curacao  Netherlands
                                                                                                                     Antilles
ING Finance (Ireland) Ltd.                1 Fl,Fitzwilton House,Wilton P        2              Dublin               Ireland
ING Financial Services International
 (Asia) Ltd.                              39th floor, 1 Harbour View Street     Central        Hong Kong            Hong Kong
ING Finanzberatungs- und Leasing GmbH     Neuermarkt 2                          A-1011         Wenen                Austria
ING Forex Corporation                     8/F Tower One, Ayala Triangle,
                                           Makati City                          1200           Manila               Philippines
ING Funds Management Ltd.                 Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Funds Service Co., LLC                1475 Dunwoody Drive                   PA 19380       West Chester         United States of
                                                                                                                     America
ING Funds Services, Inc.                  7337 East Doubletree Ranch Road       AZ 85258-2034  Scottsdale           United States of
                                                                                                                     America
ING Futures & Options (U.K.) Limited      75, King William Street               EC4N 7EE       London               United Kingdom
ING Global Infrastructure Company B.V.    Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Groep N.V.                            Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Holdings Empreendimentos              8th Floor Av. Brigadeiro Faria Lima
 Participacao Ltda.                        3064                                 01451-000      Sao Paulo            Brazil
ING Immobilier Development France
 S.A.R.L.                                 153, Rue de Courcelles                75017          Paris                France
ING Immobilier Participations France
 S.A.R.L.                                 153, Rue de Courcelles                75017          Paris                France
ING Immobilier S.A.R.L.                   153, Rue de Courcelles                75817          Paris                France
ING Industrial Custodian Pty Ltd          Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Inmuebles S.A.                                                                             Barcelona            Spain
ING Institutional Trust Company           230 Park Avenue                       NY 10169       New York             United States of
                                                                                                                     America
ING Insurance Agency, Inc.                370 17th Street, suite 5050           CO 80202       Denver (Colorado)    United States of
                                                                                                                     America
ING Insurance Agency, Inc.
 (Massachusetts)                          370 17th Street, suite 5050           CO 80202       Denver (Colorado)    United States of
                                                                                                                     America
ING Insurance Agency, Inc. (Texas)        370 17th Street, suite 5050           CO 80202       Denver (Colorado)    United States of
                                                                                                                     America
ING Insurance Berhad                      18 F, Menara ING, 84, Jalan Raja
                                           Chulan                               50200          Kuala Lumpur         Malaysia
ING Insurance Company of America          5100 W. Lemon Street, Suite 213       FA 33609       Tampa                United States of
                                                                                                                     America
ING Insurance Company of Canada           7th floor, ING Tower, 181 University
                                           Avenue                               M5H 3M7        Toronto              Canada

COMPANY NAME                                       ACTIVITY                      BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Custodians Pty Limited                         Custody                       No              No             No
ING Deelnemingen B.V.                              Holding                       No              No             No
ING Direct N.V.                                    Financial Services            No              No             No
ING DUNA INGatlanhasznositc Kft                    Real Estate Management        No              No             No
ING Dutch Office Fund for Developments Beheer
 Mij. B.V.                                         Real Estate Development       No              No             No
ING Dutch Office Fund for Developments Bewaar
 Mij. B.V.                                         Real Estate Management        No              No             No
ING Dutch Office Fund Management B.V.              Management Company (general)  No              No             No
ING Dutch Office Fund N.V.                         Real Estate Management        No              No             No
ING Dutch Residential Fund for Developments
 Beheer Mij. B.V.                                  Real Estate Development       No              No             No
ING Dutch Residential Fund for Developments
 Bewaar Mij. B.V.                                  Real Estate Development       No              No             No
ING Dutch Residential Fund Management B.V.         Management Company (general)  No              No             No
ING Dutch Residential Fund N.V.                    Real Estate Management        No              No             No
ING Dutch Retail Fund for Developments Beheer
 Mij. B.V.                                         Real Estate Development       No              No             No
ING Dutch Retail Fund for Developments Bewaar
 Mij. B.V.                                         Real Estate Development       No              No             No
ING Dutch Retail Fund Management B.V.              Management Company (general)  No              No             No
ING Dutch Retail Fund N.V.                         Real Estate Exploitation      No              No             No
ING Emerging Markets Investors LLC                 Investment Services           No              No             No
ING Employee Benefits S.p.A                        Employee Benefits             No              No             No
ING Employee Benefits Sdn. Bhd                     Insurance: Health             No              No             No
ING Empreendimentos e Participacaos Ltda.          Holding                       No              No             No
ING Equipment Lease Belgium S.A                    Lease                         No              No             No
ING Equity Holdings, Inc.                          Investment Services           No              No             No
ING Equity Partners I, L.P.                        Investment Fund               No              No             No
ING Farm Finance (June) Limited                    Finance Company               No              No             No
ING Farm Finance (March) Limited                   Finance Company               No              No             No
ING Farm Finance (September) Limited               Finance Company               No              No             No
ING Farm Finance Limited                           Lease                         No              No             No
ING Fatum General Insurance N.V.                   P & C                         No              No             No
ING Fatum Health N.V.                              Health Insurance              No              No             No
ING Fatum Holding N.V.                             Holding                       No              No             No
ING Fatum Life NV                                  Life Insurance                No              No             No
ING Finance (Ireland) Ltd.                         General Bank                  No              No             No
ING Financial Services International (Asia) Ltd.   Financial Services            No              No             No
ING Finanzberatungs- und Leasing GmbH              Finance Company               No              No             No
ING Forex Corporation                              General Bank                  No              No             No
ING Funds Management Ltd.                          Fund Management               No              No             No
ING Funds Service Co., LLC                         Services Company              No              No             No
ING Funds Services, Inc.                           Financial Services            No              No             No
ING Futures & Options (U.K.) Limited               Stockbrokerage                No              No             No
ING Global Infrastructure Company B.V.             Services Company              No              No             No
ING Groep N.V.                                     Ultimate Parent Company       No              No             No
ING Holdings Empreendimentos Participacao Ltda.    Financial Services            No              No             No
ING Immobilier Development France S.A.R.L.         Real Estate Development       No              No             No
ING Immobilier Participations France S.A.R.L.      Real Estate Holding           No              No             No
ING Immobilier S.A.R.L.                            Real Estate Exploitation      No              No             No
ING Industrial Custodian Pty Ltd                   Custody                       No              No             No
ING Inmuebles S.A.                                 Real Estate: General          No              No             No
ING Institutional Trust Company                    Trust Company                 No              No             No
ING Insurance Agency, Inc.                         Insurance Agency              No              No             No
ING Insurance Agency, Inc. (Massachusetts)         Insurance Agency              No              No             No
ING Insurance Agency, Inc. (Texas)                 Insurance Agency              No              No             No
ING Insurance Berhad                               Insurance: General            No              No             No
ING Insurance Company of America                   Life Insurance                No              No             No
ING Insurance Company of Canada                    Financial Services            No              No             No

                                                                                        TOTAL
COMPANY NAME                                    LEGAL FORM            ING CODE         OWNED %       BOARD Y/N
--------------------------------------------------------------------------------------------------------------
ING Insurance Consultants (HongKong)
 Ltd.                                           Ltd.                  10000169         100.00
ING Insurance International B.V.                B.V.                  10000003         100.00
ING INSURANCE N.V.                              N.V.                  10001462         100.00
ING Insurance Services (Hong Kong)
 Limited                                        Ltd.                  20001061         100.00
ING Insurance Services Holding Company,
 Inc.                                           Inc.                  50000462         100.00
ING Insurance Services of Alabama, Inc.         Inc.                  50000879         100.00
ING Insurance Services of Massachusetts,
 Inc.                                           Inc.                  50000461         100.00
ING Insurance Services, Inc.                    Inc.                  50000458         100.00
ING Interinvest  s.r.o.                         S.R.O.                50000952         100.00
ING Intermediate Holdings Limited               Ltd.                  20001257         100.00
ING International Financial Holdings B.V.       B.V.                  10000004         100.00
ING International Financial Holdings
 Craft B.V.                                     B.V.                  10000011         100.00
ING International Holdings (Hong Kong)
 II Limited                                     Ltd.                                   100.00
ING International Insurance Holdings,
 Inc.                                           Inc.                  50001055         100.00
ING International Nominee Holdings, Inc.        Inc.                                   100.00
ING International Peru S.A.                     S.A.                                   100.00
ING Inversiones, Ltda.                          Ltd.a                 20000419         100.00
ING Investment Management (Asia Pacific)
 Limited                                        Ltd.                  50000748         100.00
ING Investment Management (Bermuda)
 Holdings Limited                               Ltd.                  50000723         100.00
ING Investment Management (CR) A.S.             A.S.                  50000951         100.00
ING Investment Management (India) Pvt.
 Ltd.                                           Ltd.                  50000750         100.00
ING Investment Management (Mexico), S.A.
 de C.V.                                        S.A.                  50000873         100.00
ING Investment Management Asia Pacific
 (Australia) Pty Limited                        Ltd.                  50000749         100.00
ING Investment Management Asia Pacific
 (Singapore) Pte Limited                        Ltd.                  50000752         100.00
ING Investment Management Holdings N.V.         N.V.                  10001480         100.00
ING Investment Management Italia Sgr Spa        S.p.A.                50000959         100.00
ING Investment Management Limited               Ltd.                  50000350         100.00
ING Investment Management Magyarorszagi
 Vagyonkezelo Reszvenytarsasag                  RT                    50000293         100.00
ING Kantoren Beheer Maatschappij B.V.           B.V.                  40000151         100.00
ING Kantoren Bewaar Maatschappij B.V.           B.V.                  40000157         100.00
ING Kantoren Management B.V.                    B.V.                  40000162         100.00
ING Latin American Holdings B.V.                B.V.                  10000194         100.00
ING Lease (Berlin) GmbH                         GmbH                  20000657         100.00
ING Lease (C.R.) s.r.o.                         s.r.o                 20002362         100.00
ING Lease (Espana) EFC, sa                      S.A.                  20001143         100.00
ING Lease (France) S.A.                         S.A.                  20000628         100.00
ING Lease (France) S.N.C.                       SNC                   20000663         100.00
ING Lease (Italia) Spa                          Spa                   20001166         100.00
ING Lease (Japan) B.V.                          B.V.                  20002361         100.00
ING Lease (Nederland) B.V.                      B.V.                  20000633         100.00
ING Lease (Polska)                              Sp.Zoo                20001695         100.00
ING Lease (UK) Limited                          Ltd.                  20000629         100.00
ING Lease (UK) Nine Limited                     Ltd.                  20000660         100.00
ING Lease (UK) Six Limited                      Ltd.                  20000661         100.00
ING Lease (UK) Three Limited                    Ltd.                  20000662         100.00
ING Lease Belgium S.A.                          S.A.                  20002076         100.00
ING Lease Deutschland GmbH                      GmbH                  20000652         100.00
ING Lease Gabetti S.p.A.                        S.p.A                 20001810         100.00
ING Lease Holding (Deutschland) GmbH            GmbH                  20001135          55.00
ING Lease Holding France S.A.                   S.A.                  20002200         100.00
ING Lease Holding N.V.                          N.V.                  20000401         100.00
ING Lease Holdings (UK) Limited                 Ltd.                  20000623         100.00
ING Lease Interfinance B.V.                     B.V.                  20000637         100.00
ING Lease Kran und Schwertransport GmbH         GmbH                  20001692         100.00

COMPANY NAME                              ADDRESS                               POSTAL CODE    CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Insurance Consultants (HongKong)      39th floor, 1 Harbour View Street,
 Ltd.                                      Central                                             Hong Kong            Hong Kong
ING Insurance International B.V.          Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING INSURANCE N.V.                        Frankrijklei 1                        2000           Antwerpen            Belgium
ING Insurance Services (Hong Kong)
 Limited                                  Alexandra House 16 Chater Road                       Hong Kong            Hong Kong
ING Insurance Services Holding Company,
 Inc.                                     151 Farmington Avenue                 CT 06156       Hartfort, CT         United States of
                                                                                                                     America
ING Insurance Services of Alabama, Inc.   151 Farmington Avenue                 CT 06156       Hartfort, CT         United States of
                                                                                                                     America
ING Insurance Services of Massachusetts,
 Inc.                                     151 Farmington Avenue                 CT 06156       Hartfort, CT         United States of
                                                                                                                     America
ING Insurance Services, Inc.              151 Farmington Avenue                 CT 06156       Hartfort, CT         United States of
                                                                                                                     America
ING Interinvest  s.r.o.                   Nadrazni 344/25                       150 00         Pague                Czech Republic
ING Intermediate Holdings Limited         60 London Wall                        EC2M 5TQ       London               United Kingdom
ING International Financial Holdings
 B.V.                                     Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING International Financial Holdings
 Craft B.V.                               Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING International Holdings (Hong Kong)    39/F International Finance Center,
 II Limited                                1 Harbour View Street                Central        Hong Kong            Hong Kong
ING International Insurance Holdings,
 Inc.                                     151 Farmington Avenue                 CT 06156       Hartfort, CT         United States of
                                                                                                                     America
ING International Nominee Holdings, Inc.  Avenue Central, 1er, Piso 2, San
ING International Peru S.A.                Isidro                               27             Lima                 Peru
ING Inversiones, Ltda.                    Calle 73 no. 7-06                                    Santa Fe de Bogota   Colombia
ING Investment Management (Asia Pacific)  33/F, One International Finance
 Limited                                   Centre, 1 Harbour View Street,
                                           Central                                             Hong Kong            Hong Kong
ING Investment Management (Bermuda)       10th floor Cityplaza 4, 12 Taikoo
 Holdings Limited                          Wan Road, Taikoo Shing                              Hong Kong            Hong Kong
ING Investment Management (CR) A.S.       Bozdechova 2/344                      150 00         Pague                Czech Republic
ING Investment Management (India) Pvt.
 Ltd.                                     17 Lincoln Road                       400 036        Mumbai               India
ING Investment Management (Mexico), S.A.  Bosque de Alisos 45-B  5th Floor,
 de C.V.                                   Colonia Bosques de las Lomas         05120          Mexico City          Mexico
ING Investment Management Asia Pacific
 (Australia) Pty Limited                  Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Investment Management Asia Pacific
 (Singapore) Pte Limited                  1 Raffles Place #40-02                048616         Singapore            Singapore
ING Investment Management Holdings N.V.   Beatrixlaan 35                        2595 AK        Den Haag             Netherlands
ING Investment Management Italia Sgr Spa  Via Tortona, 33                       20144          Milano               Italy
ING Investment Management Limited         Level 13, 347 Kent Street             NSW 2000       Sydney               Australia
ING Investment Management Magyarorszagi
 Vagyonkezelo Reszvenytarsasag            Andrassy ut 9.                        H-1061         Budapest             Hungary
ING Kantoren Beheer Maatschappij B.V.     Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Kantoren Bewaar Maatschappij B.V.     Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Kantoren Management B.V.              Schenkkade 65                         2595 AS        Den Haag             Netherlands
ING Latin American Holdings B.V.          Amstelveenseweg 500                   1081 KL        Amsterdam            Netherlands
ING Lease (Berlin) GmbH                   Storkowerstrasse 139b                 10407          Berlijn              Germany
ING Lease (C.R.) s.r.o.                   Pobrezni 3                            18600          Prague 8             Czech Republic
ING Lease (Espana) EFC, sa                Avda. Diagonal 605 -9a planta         8028           Spanje               Spain
ING Lease (France) S.A.                   Boulevard de la Madeleine 21          75001          Parijs               France
ING Lease (France) S.N.C.                 Boulevard de la Madeleine 21          75001          Parijs               France
ING Lease (Italia) Spa                    Via Rodi 17/19                        25124          Brescia              Italy
ING Lease (Japan) B.V.                    Karspeldreef 14                       1101 CK        Amsterdam Zuidoost   Netherlands
ING Lease (Nederland) B.V.                Karspeldreef 14                       1101 CK        Amsterdam Zuidoost   Netherlands
ING Lease (Polska)                        Plac Trzech Krzyzy 10/14              00-499         Warsaw               Poland
ING Lease (UK) Limited                    107 Cheapside                         EC2V 6HJ       Londen               United Kingdom
ING Lease (UK) Nine Limited               107 Cheapside                         EC2V 6HJ       Londen               United Kingdom
ING Lease (UK) Six Limited                107 Cheapside                         EC2V 6HJ       Londen               United Kingdom
ING Lease (UK) Three Limited              107 Cheapside                         EC2V 6HJ       Londen               United Kingdom
ING Lease Belgium S.A.                    Avenue de Cortenbergh 71              1000           Bruxelles            Belgium
ING Lease Deutschland GmbH                Neuer Wall 50                         D-20354        Hamburg              Germany
ING Lease Gabetti S.p.A.                  Via Rodi 17/19                        25124          Brescia              Italy
ING Lease Holding (Deutschland) GmbH      Neuer Wall 50                         D-20354        Hamburg              Germany
ING Lease Holding France S.A.             110 Esplanade gal de Gaulle           92931          Paris                France
ING Lease Holding N.V.                    Karspeldreef 14                       1101 CK        Amsterdam Zuidoost   Netherlands
ING Lease Holdings (UK) Limited           CW House, Cookham Road                RG 12 1RR      Bracknell            United Kingdom
ING Lease Interfinance B.V.               Karspeldreef 14                       1000 BZ        Amsterdam            Netherlands
ING Lease Kran und Schwertransport GmbH   Storkower Strasse 139b                10407          Berlin               Germany

COMPANY NAME                                       ACTIVITY                      BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Insurance Consultants (HongKong) Ltd.          Insurance Agency              No              No             No
ING Insurance International B.V.                   Holding                       No              No             No
ING INSURANCE N.V.                                 Insurance: General            No              No             No
ING Insurance Services (Hong Kong) Limited         Insurance Agency              No              No             No
ING Insurance Services Holding Company, Inc.       Holding                       No              No             No
ING Insurance Services of Alabama, Inc.            Insurance Agency              No              No             No
ING Insurance Services of Massachusetts, Inc.      Insurance Agency              No              No             No
ING Insurance Services, Inc.                       Insurance Agency              No              No             No
ING Interinvest  s.r.o.                            Financial Services            No              No             No
ING Intermediate Holdings Limited                  Brokerage                     No              No             No
ING International Financial Holdings B.V.          Holding                       No              No             No
ING International Financial Holdings Craft B.V.    Holding                       No              No             No
ING International Holdings (Hong Kong) II Limited  Holding                       No              No             No
ING International Insurance Holdings, Inc.         Holding                       No              No             No
ING International Nominee Holdings, Inc.                                         No              No             No
ING International Peru S.A.                        Holding                       No              No             No
ING Inversiones, Ltda.                             Financial Services            No              No             No
ING Investment Management (Asia Pacific) Limited   Investment Management         No              No             No
ING Investment Management (Bermuda) Holdings
 Limited                                           Investment Advisory           No              No             No
ING Investment Management (CR) A.S.                Asset Management              No              No             No
ING Investment Management (India) Pvt. Ltd.        Investment Management         No              No             No
ING Investment Management (Mexico), S.A. de C.V.   Asset Management              No              No             No
ING Investment Management Asia Pacific
 (Australia) Pty Limited                           Investment Management         No              No             No
ING Investment Management Asia Pacific
 (Singapore) Pte Limited                           Investment Management         No              No             No
ING Investment Management Holdings N.V.            Investment Advisory           No              No             No
ING Investment Management Italia Sgr Spa           Asset Management              No              No             No
ING Investment Management Limited                  Investment Management         No              No             No
ING Investment Management Magyarorszagi
 Vagyonkezelo Reszvenytarsasag                     Asset Management              No              No             No
ING Kantoren Beheer Maatschappij B.V.              Real Estate                   No              No             No
ING Kantoren Bewaar Maatschappij B.V.              Real Estate                   No              No             No
ING Kantoren Management B.V.                       Real Estate                   No              No             No
ING Latin American Holdings B.V.                   Holding                       No              No             No
ING Lease (Berlin) GmbH                            Lease                         No              No             No
ING Lease (C.R.) s.r.o.                            Lease                         No              No             No
ING Lease (Espana) EFC, sa                         Lease                         No              No             No
ING Lease (France) S.A.                            Lease                         No              No             No
ING Lease (France) S.N.C.                          Lease                         No              No             No
ING Lease (Italia) Spa                             Lease                         No              No             No
ING Lease (Japan) B.V.                             Lease                         No              No             No
ING Lease (Nederland) B.V.                         Lease                         No              No             No
ING Lease (Polska)                                 Lease                         No              No             No
ING Lease (UK) Limited                             Lease                         No              No             No
ING Lease (UK) Nine Limited                        Lease                         No              No             No
ING Lease (UK) Six Limited                         Lease                         No              No             No
ING Lease (UK) Three Limited                       Lease                         No              No             No
ING Lease Belgium S.A.                             Service Company               No              No             No
ING Lease Deutschland GmbH                         Lease                         No              No             No
ING Lease Gabetti S.p.A.                           Lease                         No              No             No
ING Lease Holding (Deutschland) GmbH               Investment Company            No              No             No
ING Lease Holding France S.A.                      Holding                       No              No             No
ING Lease Holding N.V.                             Investment Company            No              No             No
ING Lease Holdings (UK) Limited                    Investment Company            No              No             No
ING Lease Interfinance B.V.                        Lease                         No              No             No
ING Lease Kran und Schwertransport GmbH            Lease                         No              No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED % BOARD Y/N
--------------------------------------------------------------------------------------
ING Lease Vastgoed B.V.                   B.V.            20000414   100.00
ING Leasing Besitzgesellschaft mbH        GmbH            20001137   100.00
ING Leasing Financial Services GmbH       GmbH            20002367   100.00
ING Leasing
 Geschaeftsfuhrungsgesellschaft mbH       GmbH            20001138   100.00
ING Leasing Gesellschaft fur
 Beteiligungen mbH                        GmbH            20001139   100.00
ING Leasing Gmbh & Co Bravo Charlie KG    GmbH            50000866    80.00
ING Leasing Gmbh & Co Bravo Delta KG      GmbH            50000865    80.00
ING Leasing GmbH & Co. Golf KG            GmbH            20001696   100.00
ING Leasing GmbH & Co. Juliett KG         GmbH            20001697   100.00
ING Leasing Treuhandsgeselschaft GmbH     GmbH            20001693   100.00
ING Leasing Verwaltungsgesellschaft mbH   GmbH            20001141   100.00
ING Life Australia Holdings PTY Limited   Ltd.            50001134   100.00
ING Life Insurance Company (Bermuda) Ltd. Ltd.            50001045   100.00
ING Life Insurance Company (Philippines)  Inc.            10001484   100.00
ING Life Insurance Company Ltd. (Japan)   Ltd.            10000818   100.00
ING Life Insurance Company Ltd. Korea,
 Ltd.                                     Ltd.            10000165   100.00
ING Life Insurance Company of America
 Holdings, Inc.                           Inc.                       100.00
ING Life Insurance International N.V.     N.V.            10000200   100.00
ING Life Limited                          Ltd.            10000861   100.00
ING Management Holdings (Malaysia) Sdn.
 Bhd.                                     Berhad          50001023   100.00
ING Management Services s.r.o.            s.r.o           50000755   100.00
ING Management Services Slovensko spol
 s.r.o.                                   s.r.o           10001465   100.00
ING Merchant Bank (Singapore) Limited     Ltd.            20000162   100.00
ING Merger LLC                            Corp.           20001827   100.00
ING Mestra A Holding B.V.                 B.V.            50000149   100.00
ING Mestra B Holding B.V.                 B.V.            50000152   100.00
ING Mobilien-Leasing Nord GmbH            GmbH            20001811   100.00
ING Mutual Funds Management (Thailand)
 Co. Limited                              Ltd.            50000753    55.00
ING National Trust                        Trust           50000385   100.00
ING National Trust                        Inc.            50000210   100.00
ING Nationale-Nederlanden Life Insurance
 Company Poland                           S.A.            50000312   100.00
ING Nationale-Nederlanden Magyarorszagi
 Biztosito Rt                             Rt              10000715   100.00
ING Nationale-Nederlanden
 Penztarszolgltato es Tanacsado
 Reszvenytarsasag                         RT              50000292   100.00
ING Nederlanden Asigurari de Viati S.A.   S.A.            10001478   100.00
ING Nominees (Hong Kong) Ltd.             Ltd.            20000907   100.00
ING Nominees (Singapore) Pte Ltd.         Ltd.            20000910   100.00
ING Nominees Limited                      Ltd.            50000615   100.00
ING North America Insurance Corporation   Corp.           10001388   100.00
ING Novex Insurance Company of Canada     Inc.                       100.00
ING Office Custodian Pty Ltd.             Ltd.            50000353   100.00
ING Payroll Management, Inc.              Inc.            50000912   100.00
ING Pension Fund A.S.                     A.S.            50000945   100.00
ING Pension Services B.V.                 B.V.            10000661   100.00
ING Pension Services Ltd.                 Ltd.            50001051    50.00
ING Pensiones Bital                       S.A. de C.V.                49.00
ING Pensionno-Osigoritelno Druzestvo AD   A.D.            50000942    89.10
ING Personal Finance B.V.                 B.V.            20001523   100.00
ING Pilgrim Funding, Inc.                 Inc.            50000186   100.00
ING Pilgrim Senior Income Fund                                            -
ING Prena B.V.                            N.V.            20000599   100.00
ING Principal Pensions Kabushiki Kaisha   Ltd.            50000286    50.00
ING Private Banking Beheer B.V.           B.V.            20000383   100.00
ING Private Capital Management
 (Luxembourg) S.A.                        S.A.            50000600    30.00
ING Private Capital Pty Limited           Ltd.            50000328   100.00

COMPANY NAME                              ADDRESS                         POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Lease Vastgoed B.V.                   Karspeldreef 14                 1101 CK      Amsterdam Zuidoost   Netherlands
ING Leasing Besitzgesellschaft mbH        Willinghusenerweg 5B            D-22113      Oststeinbek          Germany
ING Leasing Financial Services GmbH       Neuer Wall 50                   20345        Hamburg              Germany
ING Leasing
 Geschaeftsfuhrungsgesellschaft mbH       Willinghusenerweg 5B            D-22113      Oststeinbek          Germany
ING Leasing Gesellschaft fur
 Beteiligungen mbH                        Neuer Wall 50                   D-20354      Hamburg              Germany
ING Leasing Gmbh & Co Bravo Charlie KG    Willingenhusenerweg 5b          22113        Osteinbek            Germany
ING Leasing Gmbh & Co Bravo Delta KG      Willingenhusenerweg 5b          22113        Osteinbek            Germany
ING Leasing GmbH & Co. Golf KG            Willinghusenerweg 56            22113        Oststeinbek          Germany
ING Leasing GmbH & Co. Juliett KG         Storkower strasse 139B          10407        Berlin               Germany
ING Leasing Treuhandsgeselschaft GmbH     Neuer Wall 50                   20354        Hamburg              Germany
ING Leasing Verwaltungsgesellschaft mbH   Storkower Strasse 139b          D-10407      Berlin               Germany
ING Life Australia Holdings PTY Limited   Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
ING Life Insurance Company (Bermuda)
 Ltd.                                     10th floor Cityplaza 4,
                                           12 Taikoo Wan Road,
                                           Taikoo Shing                                Hong Kong            Hong Kong
ING Life Insurance Company (Philippines)  25/F Salcedo Towers, 169 H.V.
                                           dela Costa Street, Salcedo
                                           Village                        1227         Makati City          Philippines
ING Life Insurance Company Ltd. (Japan)   New Otani Garden Court,4-1
                                           Kiocho, Chiyoda-ku             102-0094     Tokyo                Japan
ING Life Insurance Company Ltd. Korea,
 Ltd.                                     18th Floor, 116 Shinmunro-1-ga,
                                           Chongro-gu                     110-700      Seoul                South Korea
ING Life Insurance Company of America
 Holdings, Inc.                           151 Farmington Avenue           CT 06156     Hartfort, CT         United States of America
ING Life Insurance International N.V.     Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
ING Life Limited                          Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
ING Management Holdings (Malaysia) Sdn.
 Bhd.                                     18th Floor, Menara ING,
                                           84, Jalan Raja Chulan          50200        Kuala Lumpur         Malaysia
ING Management Services s.r.o.            Nadrazni 344/25                 150 00       Prague               Czech Republic
ING Management Services Slovensko spol
 s.r.o.                                   Jesenskeho 4/C                  81102        Bratislava           Slovakia
ING Merchant Bank (Singapore) Limited     9 Raffles Place, #19-02         048619       Singapore            Singapore
ING Merger LLC                            230 Park Avenue                 10169        New York             United States of America
ING Mestra A Holding B.V.                 Schenkkade 65                   2595 AS      Den Haag             Netherlands
ING Mestra B Holding B.V.                 Schenkkade 65                   2595 AS      Den Haag             Netherlands
ING Mobilien-Leasing Nord GmbH            Willinghusener Weg 5b           22113        Oststeinbek          Germany
ING Mutual Funds Management (Thailand)
 Co. Limited                              2 Ploenchit Centre Building,
                                           17th Floor, Sukhurmvit Road    10110        Bangkok              Thailand
ING National Trust                        100 Washington Square,
                                           Suite 700                      MN 55401     Mineapolis           United States of America
ING National Trust                        100 Washington Avenue South,
                                           Suite 700                      MN 55401     Minneapolis          United States of America
ING Nationale-Nederlanden Life Insurance
 Company Poland                           Ul. Ludna 2                     00-406       Warsaw               Poland
ING Nationale-Nederlanden Magyarorszagi
 Biztosito Rt                             Andrassy ut.9                   H-1061       Budapest             Hungary
ING Nationale-Nederlanden
 Penztarszolgltato es Tanacsado
 Reszvenytarsasag                         Paulay Ede u. 12.               H-1061       Budapest             Hungary
ING Nederlanden Asigurari de Viati S.A.   6A Barbu Delavrancea Street,
                                           sector 1, B                    71304        Bucharest            Rumania
ING Nominees (Hong Kong) Ltd.             16 Chater Road Central          0            Hong Kong            Hong Kong
ING Nominees (Singapore) Pte Ltd.         50 Raffles Place, Shell Tower   104 048 62   Singapore            Singapore
ING Nominees Limited                      75, King William Street         EC4N 7EE     London               United Kingdom
ING North America Insurance Corporation   5780 Powers Ferry Road N.W.     GA 30327     Atlanta (Ga.)        United States of America
ING Novex Insurance Company of Canada     2450 Rue Girouard Ouest         QC J2S 3B3   Saint-Hyacinthe      Canada
ING Office Custodian Pty Ltd.             Level 13, 347 Kent Street       NSW 2000     Sydney               Australia
ING Payroll Management, Inc.              3424 Peachtree Road NE,
                                           suite 1900                     GA 30326     Atlanta (Ga.)        United States of America
ING Pension Fund A.S.                     Nadrazni 344/25                 150 00       Pague                Czech Republic
ING Pension Services B.V.                 Amstelveenseweg 500             1081 KL      Amsterdam            Netherlands
ING Pension Services Ltd.                 2818, Two Pacific Place,
                                           88 Queensway                                Hong Kong            Hong Kong
ING Pensiones Bital                       Bosque de Alisos No. 45-B,
                                            Piso 2, Bosque de las Lomas   05120        Mexico City          Mexico
ING Pensionno-Osigoritelno Druzestvo AD   Dr. G. M. Dimitrovboulevard 16  1797         Sofia                Bulgaria
ING Personal Finance B.V.                 James Wattstraat 79             1097 DL      Amsterdam            Netherlands
ING Pilgrim Funding, Inc.                 7337 East Doubletree Ranch Road AZ 85258-
                                                                           2034        Scottsdale           United States of America
ING Pilgrim Senior Income Fund                                                                              United States of America
ING Prena B.V.                            Bijlmerplein 888                1012 MG      Amsterdam Zuidoost   Netherlands
ING Principal Pensions Kabushiki Kaisha   New Otani Garden Court 19F
                                           4-1 Kioi-cho, Chiyoda-ku       102-0094     Tokyo                Japan
ING Private Banking Beheer B.V.           Bijlmerplein 888                1102 MG      Amsterdam Zuidoost   Netherlands
ING Private Capital Management
 (Luxembourg) S.A.                        283, Route d'Arlon              1150         Luxemburg            Luxemburg
ING Private Capital Pty Limited           Level 13, 347 Kent Street       NSW 2000     Sydney               Australia

COMPANY NAME                                        ACTIVITY                      BROKER/DEALER?  MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Lease Vastgoed B.V.                             Real Estate Management        No              No            No
ING Leasing Besitzgesellschaft mbH                  Lease                         No              No            No
ING Leasing Financial Services GmbH                 Financial Services            No              No            No
ING Leasing Geschaeftsfuhrungsgesellschaft mbH      Lease                         No              No            No
ING Leasing Gesellschaft fur Beteiligungen mbH      Lease                         No              No            No
ING Leasing Gmbh & Co Bravo Charlie KG              Lease                         No              No            No
ING Leasing Gmbh & Co Bravo Delta KG                Lease                         No              No            No
ING Leasing GmbH & Co. Golf KG                      Lease                         No              No            No
ING Leasing GmbH & Co. Juliett KG                   Lease                         No              No            No
ING Leasing Treuhandsgeselschaft GmbH               Lease                         No              No            No
ING Leasing Verwaltungsgesellschaft mbH             Lease                         No              No            No
ING Life Australia Holdings PTY Limited             Holding                       No              No            No
ING Life Insurance Company (Bermuda) Ltd.           Life Insurance                No              No            No
ING Life Insurance Company (Philippines)            Insurance: Life & General     No              No            No
ING Life Insurance Company Ltd. (Japan)             Life Insurance                No              No            No
ING Life Insurance Company Ltd. Korea, Ltd.         Life Insurance                No              No            No
ING Life Insurance Company of America Holdings,
 Inc.                                               Life Insurance                No              No            No
ING Life Insurance International N.V.               Insurance: Life & General     No              No            No
ING Life Limited                                    Life Insurance                No              No            No
ING Management Holdings (Malaysia) Sdn. Bhd.        Holding                       No              No            No
ING Management Services s.r.o.                      Services Company              No              No            No
ING Management Services Slovensko spol s.r.o.       Services Company              No              No            No
ING Merchant Bank (Singapore) Limited               General Bank                  No              No            No
ING Merger LLC                                      Holding                       No              No            No
ING Mestra A Holding B.V.                           Real Estate Holding           No              No            No
ING Mestra B Holding B.V.                           Real Estate Holding           No              No            No
ING Mobilien-Leasing Nord GmbH                      Lease                         No              No            No
ING Mutual Funds Management (Thailand) Co. Limited  Investment Management         No              No            No
ING National Trust                                  Trust-Nominee Company         No              No            No
ING National Trust                                  Trust Company                 No              No            No
ING Nationale-Nederlanden Life Insurance Company
 Poland                                             Insurance: General            No              No            No
ING Nationale-Nederlanden Magyarorszagi
 Biztosito Rt                                       Insurance: Life & General     No              No            No
ING Nationale-Nederlanden Penztarszolgltato es
 Tanacsado Reszvenytarsasag                         Pension Fund                  No              No            No
ING Nederlanden Asigurari de Viati S.A.             General Bank                  No              No            No
ING Nominees (Hong Kong) Ltd.                       Trust-Nominee Company         No              No            No
ING Nominees (Singapore) Pte Ltd.                   Trust-Nominee Company         No              No            No
ING Nominees Limited                                Custody                       No              No            No
ING North America Insurance Corporation             Insurance: Life & General     No              No            No
ING Novex Insurance Company of Canada               Insurance: Life & General     No              No            No
ING Office Custodian Pty Ltd.                       Custody                       No              No            No
ING Payroll Management, Inc.                        Services Company              No              No            No
ING Pension Fund A.S.                               Pension Fund                  No              No            No
ING Pension Services B.V.                           Pension Services              No              No            No
ING Pension Services Ltd.                           Pension Services              No              No            No
ING Pensiones Bital                                 Pension Services              No              No            No
ING Pensionno-Osigoritelno Druzestvo AD             Pension Fund                  No              No            No
ING Personal Finance B.V.                           Finance Company               No              No            No
ING Pilgrim Funding, Inc.                           Financing                     No              No            No
ING Pilgrim Senior Income Fund                      Investment Fund               No              No            No
ING Prena B.V.                                      Investment Company            No              No            No
ING Principal Pensions Kabushiki Kaisha             Pension Fund                  No              No            No
ING Private Banking Beheer B.V.                     Management Company (general)  No              No            No
ING Private Capital Management (Luxembourg) S.A.    Capital Management            No              No            No
ING Private Capital Pty Limited                     Trust-Nominee Company         No              No            No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
ING Property Holdings, Inc.               Inc.                       100.00
ING PROPERTY SERVICES (UK) LIMITED        Ltd.            50001069   100.00
ING Quantative Management, Inc.           Inc.            50000884   100.00
ING Re (Netherlands) N.V.                 N.V.            10000007   100.00
ING Re (UK) Limited                       Ltd.            50000212   100.00
ING RE Holding (Netherlands) B.V.         B.V.            10000536   100.00
ING Re Underwriters, Inc.                 Inc.            50000209   100.00
ING Real Estate (BHS) B.V.                B.V.            40000074   100.00
ING Real Estate (MQE) N.V.                N.V.            40000136   100.00
ING Real Estate Argentina Investments
 B.V.                                     B.V.            40000144   100.00
ING Real Estate Asset Management
 Asia/Pacific B.V.                        B.V.            50000773   100.00
ING Real Estate Asset Management
 Australia Pty Ltd                        Ltd.            50000787   100.00
ING Real Estate Asset Management Europe
 B.V.                                     B.V.            40000227   100.00
ING Real Estate Asset Management Holding
 B.V.                                     B.V.            40000155   100.00
ING Real Estate Chester B.V.              B.V.            40000217   100.00
ING Real Estate Colombo B.V.              B.V.            10000245   100.00
ING Real Estate Development Australia
 Pty Ltd                                  Ltd.            50000786   100.00
ING Real Estate Development Belgium       N.V.            40000267   100.00
ING Real Estate Development Holding
 Germany GmbH                             GmbH            50000142   100.00
ING Real Estate Development
 International B.V.                       B.V.            40000237   100.00
ING Real Estate Espace Daumesnil B.V.     B.V.            10000726   100.00
ING Real Estate Germany Bonn GmbH         GmbH            50000147   100.00
ING Real Estate Germany GmbH              GmbH            50000141   100.00
ING Real Estate Germany Niederrad I GmbH  B.V.            50000143   100.00
ING Real Estate Germany Niederrad II
 GmbH                                     GmbH            50000144   100.00
ING Real Estate Germany Niederrad III
 GmbH                                     GmbH            50000145   100.00
ING Real Estate Germany Niederrad IV
 GmbH                                     GmbH            50000146   100.00
ING Real Estate Iberica S.L.              Plc.            40000033   100.00
ING Real Estate International
 Development (P.R.C.) B.V.                B.V.            40000088   100.00
ING Real Estate International Investment
 III B.V.                                 B.V.            40000240   100.00
ING Real Estate Joondalup B.V.            B.V.            10000083   100.00
ING Real Estate La Pastora S.A.           S.A.            40000268   100.00
ING Real Estate LPF (Netherlands) B.V.    B.V.            50000414   100.00
ING Real Estate LPF Management
 (Netherlands) B.V.                       B.V.            50000774   100.00
ING Real Estate Ltd.                      Ltd.            50000526   100.00
ING Real Estate North America
 Corporation                              Corp.           10000585   100.00
ING Real Estate Parking Daumesnil Viaduc
 B.V.                                     B.V.            10000727   100.00
ING Real Estate Support Holding B.V.      B.V.            40000131   100.00
ING Real Estate Vasco da Gama B.V.        B.V.            40000194   100.00
ING Realty Services, Inc.                 Inc.                       100.00
ING REAM I B.V.                           B.V.            50000468   100.00
ING REDH Belgium                          N.V.            40000266   100.00
ING REI Clarion Holding B.V.              B.V.            40000235   100.00
ING REI Clarion Holding, Inc.             Inc.                       100.00
ING REI Development (Liege) B.V.          B.V.            40000137   100.00
ING REI Investment (Asia) B.V.            B.V.            40000225   100.00
ING REI Investment (Belgium) B.V.         B.V.            50000379   100.00
ING REI Investment (China) B.V.           B.V.            10000692   100.00
ING REI Investment Holdings B.V.          B.V.            10000243   100.00
ING REI Investment I B.V.                 B.V.            40000226   100.00
ING REI Investment II B.V.                B.V.            10000164   100.00
ING REI Investment Spain B.V.             B.V.            10000550   100.00
ING REI Investment UK B.V.                B.V.            10000031   100.00
ING Rel Alfa Sp.z o.o                     Sp.z            20002370   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Property Holdings, Inc.               230 Park Avenue N.Y.                      10169           New York          United States
                                                                                                                       of America
ING PROPERTY SERVICES (UK) LIMITED        60 London Wall                            EC2M 5TQ        London            United Kingdom
ING Quantative Management, Inc.           7337 East Doubletree Ranch Road           AZ 85258-2034   Scottsdale        United States
                                                                                                                       of America
ING Re (Netherlands) N.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Re (UK) Limited                       The London Underwriting Centre, Suite
                                           LG 4a/5, 3 Minster Court, Mincing
                                           Lane                                     EC3R 7DD        London            United Kingdom
ING RE Holding (Netherlands) B.V.         Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
ING Re Underwriters, Inc.                 110 Winners Circle                        TN 37027        Brentwood         United States
                                                                                                                       of America
ING Real Estate (BHS) B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate (MQE) N.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Argentina Investments
 B.V.                                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Asset Management
 Asia/Pacific B.V.                        Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Asset Management
 Australia Pty Ltd                        Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
ING Real Estate Asset Management Europe
 B.V.                                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Asset Management Holding
 B.V.                                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Chester B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Colombo B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Development Australia
 Pty Ltd                                  Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
ING Real Estate Development Belgium       Kunstlaan 46                              1000            Brussel           Belgium
ING Real Estate Development Holding
 Germany GmbH                             Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Development
 International B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Espace Daumesnil B.V.     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Germany Bonn GmbH         Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Germany GmbH              Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Germany Niederrad I GmbH  Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Germany Niederrad II
 GmbH                                     Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Germany Niederrad III
 GmbH                                     Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Germany Niederrad IV
 GmbH                                     Neue Mainzerstrasse 74-76                 60311           Frankfurt am Main Germany
ING Real Estate Iberica S.L.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate International
 Development (P.R.C.) B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate International Investment
 III B.V.                                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Joondalup B.V.            Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
ING Real Estate La Pastora S.A.           Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate LPF (Netherlands) B.V.    Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate LPF Management
 (Netherlands) B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Ltd.                      72, New Bond Street                       W1Y 9DD         London            United Kingdom
ING Real Estate North America                                                                                         United States
 Corporation                                                                                                           of America
ING Real Estate Parking Daumesnil Viaduc
 B.V.                                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Support Holding B.V.      Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Real Estate Vasco da Gama B.V.        Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Realty Services, Inc.                 676 North Michigan Avenue, suite 3350     IL 60611        Chicago           United States
                                                                                                                       of America
ING REAM I B.V.                           Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REDH Belgium                          Kunstlaan 46                              1000            Brussel           Belgium
ING REI Clarion Holding B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Clarion Holding, Inc.             335 Madison Avenue                        NY 10017        New York          United States
                                                                                                                       of America
ING REI Development (Liege) B.V.          Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment (Asia) B.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment (Belgium) B.V.         Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment (China) B.V.           Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment Holdings B.V.          Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
ING REI Investment I B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment II B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment Spain B.V.             Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING REI Investment UK B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Rel Alfa Sp.z o.o.                    Plac Trzech Krzyzy 10/14                  00-499          Warsaw            Poland

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Property Holdings, Inc.                         Real Estate: General           No             No             No
ING PROPERTY SERVICES (UK) LIMITED                  Real Estate: General           No             No             No
ING Quantative Management, Inc.                     Investment Advisory            No             No             No
ING Re (Netherlands) N.V.                           Reinsurance                    No             No             No
ING Re (UK) Limited                                 Reinsurance                    No             No             No
ING RE Holding (Netherlands) B.V.                   Holding                        No             No             No
ING Re Underwriters, Inc.                           Underwriting                   No             No             No
ING Real Estate (BHS) B.V.                          Real Estate Exploitation       No             No             No
ING Real Estate (MQE) N.V.                          Real Estate Exploitation       No             No             No
ING Real Estate Argentina Investments B.V.          Real Estate Exploitation       No             No             No
ING Real Estate Asset Management Asia/Pacific B.V.  Holding                        No             No             No
ING Real Estate Asset Management Australia Pty Ltd  Real Estate Management         No             No             No
ING Real Estate Asset Management Europe B.V.        Real Estate Management         No             No             No
ING Real Estate Asset Management Holding B.V.       Real Estate Management         No             No             No
ING Real Estate Chester B.V.                        Real Estate Buildings          No             No             No
ING Real Estate Colombo B.V.                        Real Estate Management         No             No             No
ING Real Estate Development Australia Pty Ltd       Real Estate Development        No             No             No
ING Real Estate Development Belgium                 Real Estate Development        No             No             No
ING Real Estate Development Holding Germany GmbH    Real Estate Development        No             No             No
ING Real Estate Development International B.V.      Real Estate Development        No             No             No
ING Real Estate Espace Daumesnil B.V.               Real Estate Investments        No             No             No
ING Real Estate Germany Bonn GmbH                   Real Estate Development        No             No             No
ING Real Estate Germany GmbH                        Real Estate: General           No             No             No
ING Real Estate Germany Niederrad I GmbH            Real Estate Exploitation       No             No             No
ING Real Estate Germany Niederrad II GmbH           Real Estate Development        No             No             No
ING Real Estate Germany Niederrad III GmbH          Real Estate Development        No             No             No
ING Real Estate Germany Niederrad IV GmbH           Real Estate Development        No             No             No
ING Real Estate Iberica S.L                         Management Company (general)   No             No             No
ING Real Estate International Development
 (P.R.C.) B.V.                                      Real Estate Development        No             No             No
ING Real Estate International Investment III B.V.   Holding                        No             No             No
ING Real Estate Joondalup B.V.                      RE: Asset Management           No             No             No
ING Real Estate La Pastora S.A.                     Real Estate Management         No             No             No
ING Real Estate LPF (Netherlands) B.V.              Real Estate Development        No             No             No
ING Real Estate LPF Management (Netherlands) B.V.   Real Estate Management         No             No             No
ING Real Estate Ltd.                                Real Estate: General           No             No             No
ING Real Estate North America Corporation           Real Estate: General           No             No             No
ING Real Estate Parking Daumesnil Viaduc B.V.       Real Estate Management         No             No             No
ING Real Estate Support Holding B.V.                Real Estate: General           No             No             No
ING Real Estate Vasco da Gama B.V.                  Real Estate: General           No             No             No
ING Realty Services, Inc.                                                          No             No             No
ING REAM I B.V.                                     Real Estate Holding            No             No             No
ING REDH Belgium                                    Real Estate: General           No             No             No
ING REI Clarion Holding B.V.                        Real Estate Development        No             No             No
ING REI Clarion Holding, Inc.                       Holding                        No             No             No
ING REI Development (Liege) B.V.                    Real Estate Development        No             No             No
ING REI Investment (Asia) B.V.                      Real Estate Management         No             No             No
ING REI Investment (Belgium) B.V.                   Real Estate Investments        No             No             No
ING REI Investment (China) B.V.                     Real Estate Investments        No             No             No
ING REI Investment Holdings B.V.                    Holding                        No             No             No
ING REI Investment I B.V.                           Holding                        No             No             No
ING REI Investment II B.V.                          Real Estate Exploitation       No             No             No
ING REI Investment Spain B.V.                       Real Estate Management         No             No             No
ING REI Investment UK B.V.                          Real Estate Investments        No             No             No
ING Rel Alfa Sp.z o.o                               Real Estate Management         No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
ING Retail Finance Pty Ltd                Ltd.            50000788   100.00
ING Retail Holding Company, Inc.          Inc.            50000454   100.00
ING Retirement Holdings, Inc.             Inc.            50000453   100.00
ING Retirement Services, Inc.             Inc.            50000452   100.00
ING Risk Management (Bermuda) Limited     Ltd.            50000362   100.00
ING RPFI Spain B.V.                       B.V.            30000004   100.00
ING S.A.                                  S.A.                       100.00
ING Salud S.A. (Chile)                    S.A.                       100.00
ING Sector Kantoren Management B.V.       B.V.            40000148   100.00
ING Sector Logistics Management B.V.      B.V.            50000415   100.00
ING Sector Winkels Management B.V.        B.V.            40000146   100.00
ING Sector Woningen Management B.V.       B.V.            40000147   100.00
ING Securities (Philippines) Inc.         Inc.            20001318   100.00
ING Securities Client Services Limited    Ltd.            20001390   100.00
ING Securities Ltd                        Ltd.            20001315   100.00
ING Securities Nominees Limited           Ltd.            20001419   100.00
ING Seguros Bital                         S.A. de C.V.    10000166    49.00
ING Seguros Commercial America            S.A. de C.V.                99.84
ING Seguros de Vida S.A.                  S.A.                       100.00
ING Seguros Generales S.A.                S.A.                        99.05
ING Seguros S.A. de C.V.                  S.A.            10001414    49.00
ING Services LLC                          LLC                        100.00
ING Services Romania SRL                  SRL             50000314   100.00
ING Servicios, C.A.                       C.A.            20000738   100.00
ING Servicos Ltda                         Ltd.a           20000898   100.00
ING Shipping (Asia Pacific) PTE Ltd.      Ltd.            20002392   100.00
ING Startersbank B.V.                     B.V.            20002513   100.00
ING Support Holding B.V.                  B.V.            10008000   100.00
ING Sviluppo Fiduciaria SIM S.p.A         S.p.A.          50000956   100.00
ING Sviluppo Finanziaria S.p.A.           S.p.A.          10001485   100.00
ING Sviluppo Investimenti SIM S.P.A.      S.p.A.          50000955   100.00
ING Taurus Holdings LLC                   LLC                         80.00
ING Trust (Antilles) N.V.                 N.V.            20000895   100.00
ING Trust (Aruba) N.V.                    N.V.            20000890   100.00
ING Trust (BVI) Ltd.                      Ltd.            20001170   100.00
ING Trust (Jersey) Ltd.                   Ltd.            20000859   100.00
ING Trust (Luxembourg) S.A.               S.A.            20000860   100.00
ING Trust (Nederland) B.V.                B.V.            20000179   100.00
ING Trust (Suisse) AG                     AG              20001645   100.00
ING Trust B.V.                            B.V.            20000800   100.00
ING TT&S (U.S.) Holdings Corp.            Corp.           20002038   100.00
ING TT&S (U.S.) Securities Inc.           Inc.            20002041   100.00
ING UK (Financial Services) Limited       Ltd.            20001303   100.00
ING UK Corporate Finance Holdings
 Limited                                  Ltd.            20001379   100.00
ING UK Dormant Holding Company Limited    Ltd.            20001394   100.00
ING UK Financial Products                 unLtd.          20001208   100.00
ING UK Holdings Limited                   Ltd.            50001068   100.00
ING UK Nominees Limited                   Ltd.            20001271   100.00
ING UK Pension Trustee Limited            Ltd.            50000579   100.00
ING UK Properties Limited                 Ltd.            20001288   100.00
ING UK Securities Holdings Limited        Ltd.            20001302   100.00
ING USA Holding Corporation               Corp.           20000146   100.00
ING Vastgoed Arena B.V.                   B.V.            40000110   100.00
ING Vastgoed Asset Management B.V.        B.V.            40000019   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Retail Finance Pty Ltd                Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
ING Retail Holding Company, Inc.          151 Farmington Avenue                     CT 06156        Hartfort, CT      United States
                                                                                                                       of America
ING Retirement Holdings, Inc.             151 Farmington Avenue                     CT 06156        Hartfort, CT      United States
                                                                                                                       of America
ING Retirement Services, Inc.             151 Farmington Avenue                     CT 06156        Hartfort, CT      United States
                                                                                                                       of America
ING Risk Management (Bermuda) Limited     2 Church Street                           HM 11           Hamilton          Bermuda
ING RPFI Spain B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING S.A.                                  Av. Nueva Tajamar 481, piso 17, Torre                     Santiago de
                                           Norte, Las Condes                                         Chile            Chile
ING Salud S.A. (Chile)                    Av. Nueva Tajamar 481, piso 17, Torre                     Santiago de
                                           Norte, Las Condes                                         Chile            Chile
ING Sector Kantoren Management B.V.       Schenkkade 65                             2595 AS         den Haag          Netherlands
ING Sector Logistics Management B.V.      Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Sector Winkels Management B.V.        Schenkkade 65                             2595 AS         den Haag          Netherlands
ING Sector Woningen Management B.V.       Schenkkade 65                             2595 AS         den Haag          Netherlands
ING Securities (Philippines) Inc.         Ayala Tower 20F Paseo de Roxas            1226            Makati City       Philippines
ING Securities Client Services Limited    60 London Wall                            EC2M 52Q        London            Caiman Islands
ING Securities Ltd                        Three Exchange Square 8/F                                 Hong Kong         Hong Kong
ING Securities Nominees Limited           60 London Wall                            EC2M 5TQ        London            United Kingdom
ING Seguros Bital                         Bosque de Alisos No. 45-B, Piso 2,
                                           Bosque de las Lomas                      05120           Mexico City       Mexico
ING Seguros Commercial America            Periferico Sur 3325, 10th Floor, Col.
                                           San Geranimo Aculco                      10400           Mexico City       Mexico
ING Seguros de Vida S.A.                  Av. Nueva Tajamar 481, piso 17, Torre                     Santiago de
                                           Norte, Las Condes                                         Chile            Chile
ING Seguros Generales S.A.                Av. Nueva Tajamar 481, piso 17, Torre                     Santiago de
                                           Norte, Las Condes                                         Chile            Chile
ING Seguros S.A. de C.V.                  Bosque de Alisos 45B, Piso 2, Bosques
                                           de Las Lomas                             11000           Mexico City       Mexico
ING Services LLC                          3424 Peachtree Road NE, suite 1900        GA 30326        Atlanta (Ga.)     United States
                                                                                                                       of America
ING Services Romania SRL                  1-5, Costache Negri str., Sector 5        762041          Bucharest         Rumania
ING Servicios, C.A.                                                                                 Caracas           Venezuela
ING Servicos Ltda                         8th Floor, Av. Brigadeiro Faria Lima
                                           3064                                     01451-000       Sao Paulo         Brazil
ING Shipping (Asia Pacific) PTE Ltd.      Singapore Land Tower # 34-03,
                                           50 Raffles Place                         048623          Singapore         Singapore
ING Startersbank B.V.                     Mr. Treublaan 7                           1097 DP         Amsterdam         Netherlands
ING Support Holding B.V.                  Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
ING Sviluppo Fiduciaria SIM S.p.A.        Via Tortona 33                            20144           Milano            Italy
ING Sviluppo Finanziaria S.p.A.           Via Tortona 33                            20144           Milano            Italy
ING Sviluppo Investimenti SIM S.P.A.      Via Tortona 33                            20144           Milano            Italy
ING Taurus Holdings LLC                   230 Park Avenue                           NY 10169        New York          United States
                                                                                                                       of America
ING Trust (Antilles) N.V.                 Kaya W.F.G. (Jombi) Mensing 14                            Willemstad        Netherlands
                                                                                                     Curacao          Antilles
ING Trust (Aruba) N.V.                    L.G. Smith Boulevard 162 NO                               Oranjestad        Aruba
ING Trust (BVI) Ltd.                      Lion's Chambers  P.O. Box 3459                            Tortola           British Virgin
                                                                                                                       Islands
ING Trust (Jersey) Ltd.                   Huguenot House, 28 La Motte Street        JE2 4SZ         St. Helier,Jersey United Kingdom
ING Trust (Luxembourg) S.A.               8, Boulevard Joseph II                    L-1840          Luxemburg         Luxemburg
ING Trust (Nederland) B.V.                Prinses Irenestraat 61                    1077 WV         Amsterdam         Netherlands
ING Trust (Suisse) AG                     Alpenstrasse 1                            CH 6304         Zug               Switzerland
ING Trust B.V.                            Prinses Irenestraat 61                    1077 WV         Amsterdam         Netherlands
ING TT&S (U.S.) Holdings Corp.            223 S. Wacker Drive,suite 5200            60606           Chicago           United States
                                                                                                                       of America
ING TT&S (U.S.) Securities Inc.           440 S.LaSalle Street, suite 2900          60605           Chicago           United States
                                                                                                                       of America
ING UK (Financial Services) Limited       Caledonian House, Marystreet              PO Box 1043     Georgetown, Grand Cayman Islands
                                                                                                     Cayman
ING UK Corporate Finance Holdings
 Limited                                  60 London Wall                            EC2M 5TQ        London            United Kingdom
ING UK Dormant Holding Company Limited    60 London Wall                            EC2M 5TQ        London            United Kingdom
ING UK Financial Products                 60 London Wall                            EC2M 5TQ        London            United Kingdom
ING UK Holdings Limited                   60 London Wall                            EC2M 5TQ        London            United Kingdom
ING UK Nominees Limited                   60 London Wall                            EC2M 5TQ        London            United Kingdom
ING UK Pension Trustee Limited            60, London Wall                           EC2M 5TQ        London            United Kingdom
ING UK Properties Limited                 60 London Wall                            EC2M 5TQ        London            United Kingdom
ING UK Securities Holdings Limited        Caledonian House, Marystreet              PO Box 1043     Georgetown, Grand Cayman Islands
                                                                                                     Cayman
ING USA Holding Corporation               1013 Centre Road                          DE 19805        Wilmington (Del.) United States
                                                                                                                       of America
ING Vastgoed Arena B.V.                   Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Asset Management B.V.        Schenkkade 65                             2595 AS         Den Haag          Netherlands

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Retail Finance Pty Ltd                          Real Estate Financing          No             No             No
ING Retail Holding Company, Inc.                    Holding                        No             No             No
ING Retirement Holdings, Inc.                       Holding                        No             No             No
ING Retirement Services, Inc.                       Holding                        No             No             No
ING Risk Management (Bermuda) Limited               Management Company (general)   No             No             No
ING RPFI Spain B.V.                                 Real Estate: General           No             No             No
ING S.A.                                                                           No             No             No
ING Salud S.A. (Chile)                                                             No             No             No
ING Sector Kantoren Management B.V.                 Real Estate Management         No             No             No
ING Sector Logistics Management B.V.                Real Estate Management         No             No             No
ING Sector Winkels Management B.V.                  Real Estate Management         No             No             No
ING Sector Woningen Management B.V.                 Real Estate Management         No             No             No
ING Securities (Philippines) Inc.                   Stockbrokerage                 No             No             No
ING Securities Client Services Limited              Holding                        No             No             No
ING Securities Ltd                                  Stockbrokerage                 No             No             No
ING Securities Nominees Limited                     Trust Company                  No             No             No
ING Seguros Bital                                   Life Insurance                 No             No             No
ING Seguros Commercial America                      Life Insurance                 No             No             No
ING Seguros de Vida S.A.                            Life Insurance                 No             No             No
ING Seguros Generales S.A.                          Insurance: General             No             No             No
ING Seguros S.A. de C.V.                            Life Insurance                 No             No             No
ING Services LLC                                    Insurance Broker               No             No             No
ING Services Romania SRL                            General Bank                   No             No             No
ING Servicios, C.A.                                 Service Company                No             No             No
ING Servicos Ltda                                   Representative Office          No             No             No
ING Shipping (Asia Pacific) PTE Ltd.                Service Company                No             No             No
ING Startersbank B.V.                               Venture Capital                No             No             No
ING Support Holding B.V.                            Holding                        No             No             No
ING Sviluppo Fiduciaria SIM S.p.A                   Life Insurance                 No             No             No
ING Sviluppo Finanziaria S.p.A                      Life Insurance                 No             No             No
ING Sviluppo Investimenti SIM S.P.A                 Financial Services             No             No             No
ING Taurus Holdings LLC                             Stockbrokerage                 No             No             No
ING Trust (Antilles) N.V.                           Trust Company                  No             No             No
ING Trust (Aruba) N.V.                              Trust Company                  No             No             No
ING Trust (BVI) Ltd.                                Trust Company                  No             No             No
ING Trust (Jersey) Ltd.                             Trust Company                  No             No             No
ING Trust (Luxembourg) S.A.                         Trust Company                  No             No             No
ING Trust (Nederland) B.V.                          Trust Company                  No             No             No
ING Trust (Suisse) AG                               Trust Company                  No             No             No
ING Trust B.V.                                      Holding                        No             No             No
ING TT&S (U.S.) Holdings Corp.                      Holding                        No             No             No
ING TT&S (U.S.) Securities Inc.                     Stockbrokerage                 No             No             No
ING UK (Financial Services) Limited                 Holding                        No             No             No
ING UK Corporate Finance Holdings Limited           Holding                        No             No             No
ING UK Dormant Holding Company Limited              Holding                        No             No             No
ING UK Financial Products                           Brokerage                      No             No             No
ING UK Holdings Limited                             Holding                        No             No             No
ING UK Nominees Limited                             Custody                        No             No             No
ING UK Pension Trustee Limited                      Holding                        No             No             No
ING UK Properties Limited                           Holding                        No             No             No
ING UK Securities Holdings Limited                  Holding                        No             No             No
ING USA Holding Corporation                         Holding                        No             No             No
ING Vastgoed Arena B.V.                             Real Estate Management         No             No             No
ING Vastgoed Asset Management B.V.                  Real Estate Management         No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
ING Vastgoed B B.V.                       B.V.            40000236   100.00
ING Vastgoed B.V.                         B.V.            40000023   100.00
ING Vastgoed Beheer Maatschappij I B.V.   B.V.            10000691   100.00
ING Vastgoed Belegging B.V.               B.V.            40000009   100.00
ING Vastgoed Broekpolder B.V.             B.V.            40000202   100.00
ING Vastgoed CiBoGa B.V.                  B.V.            40000143   100.00
ING Vastgoed Como I B.V.                  B.V.            40000126   100.00
ING Vastgoed Financiering N.V.            N.V.            40000238   100.00
ING Vastgoed Fondsbelegging B.V.          B.V.            40000129   100.00
ING Vastgoed Fondsen B.V.                 B.V.            40000239   100.00
ING Vastgoed Holdings Inc.                Inc.            40000173   100.00
ING Vastgoed Mahler 4 B.V.                B.V.            40000215   100.00
ING Vastgoed Management Holding B.V.      B.V.            10000664   100.00
ING Vastgoed One B.V.                     B.V.            40000185   100.00
ING Vastgoed Ontwikkeling B.V.            B.V.            40000256   100.00
ING Vastgoed Paris B.V.                   B.V.            40000187   100.00
ING Vastgoed Project I B.V.               B.V.            40000179   100.00
ING Vastgoed Project II Inc.              Inc.            40000174   100.00
ING Vastgoed S.A.                         S.A.            50000811   100.00
ING Vastgoed Spuimarkt B.V.               B.V.            40000083   100.00
ING Vastgoed St. Hubertus B.V.            B.V.            40000223   100.00
ING Vastgoed Sun B.V.                     B.V.            40000183   100.00
ING Vastgoed Supholland B.V.              B.V.            40000132   100.00
ING Vastgoed V B.V.                       B.V.            40000002   100.00
ING Vastgoed Watertorens II B.V.          B.V.            40000222   100.00
ING Verwaltung (Deutschland) GmbH A.G     A.G.            50000326   100.00
ING Verzekeringen N.V.                    N.V.            10000900   100.00
ING VGB Growing B.V.                      B.V.            40000133   100.00
ING VGB Nederland B.V.                    B.V.            40000134   100.00
ING VGB NOVAPROJECTA B.V.                 B.V.            40000135   100.00
ING Vida S.A.                             S.A.                       100.00
ING Vysya Life Insurance Company Pty
 Ltd                                      Ltd.            50001040    26.00
ING Wellington Insurance Company          ?               10001407   100.00
ING Winkels Beheer Maatschappij B.V.      B.V.            40000149   100.00
ING Winkels Bewaar Maatschappij B.V.      B.V.            40000158   100.00
ING Winkels Management B.V.               B.V.            40000161   100.00
ING Woningen Beheer Maatschappij B.V.     B.V.            40000150   100.00
ING Woningen Bewaar Maatschappij B.V.     B.V.            40000159   100.00
ING Woningen Management B.V.              B.V.            40000163   100.00
Ingelton B.V.                             N.V.            20002388   100.00
ING-North East Asia Bank                  ?               20001165    70.00
Ingress N.V.                              N.V.            20000952   100.00
INIB N.V.                                 N.V.            20000241   100.00
Inmobiliaria Padre Mariano S.A.           S.A.                       100.00
Inmolor S.A.                              S.A.            40000056    50.00
Institucion Financiera Externa
 Middenbank Curacao N.V. (Uruguay)        N.V.            20000402   100.00
Insurance Brokers Hotline Pty Limited     Ltd.            10001502   100.00
Insurancesmart Services Ltd.              Ltd.                       100.00
Integrated Networks Pty Limited           Ltd.            10001505   100.00
Integrated Trade Services GmbH            GmbH            50000236    98.23
Inter Credit B.V.                         B.V.            20000807   100.00
InterAdvies N.V.                          N.V.            20000021   100.00
Interbank On-line System Limited          Ltd.            20002003    12.50
Intermediair Services N.V.                N.V.            10000814   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed B B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed B.V.                         Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Beheer Maatschappij I B.V.   Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Belegging B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Broekpolder B.V.             Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed CiBoGa B.V.                  Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Como I B.V.                  Schenkkade 65
                                                                                    2595 AS         Den Haag          Netherlands
ING Vastgoed Financiering N.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Fondsbelegging B.V.          Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Fondsen B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Holdings Inc.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Mahler 4 B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Management Holding B.V.      Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
ING Vastgoed One B.V.                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Ontwikkeling B.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Paris B.V.                   Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Project I B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Project II Inc.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed S.A.                         Avenue des Arts 46, boite 3               B-1000          Brussel           Belgium
ING Vastgoed Spuimarkt B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed St. Hubertus B.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Sun B.V.                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Supholland B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed V B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vastgoed Watertorens II B.V.          Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Verwaltung (Deutschland) GmbH A.G.    Friedrichstrasse 2-6                      60323           Frankfurt         Germany
ING Verzekeringen N.V.                    Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
ING VGB Growing B.V.                      Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING VGB Nederland B.V.                    Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING VGB NOVAPROJECTA B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Vida S.A.                             Torre Catalinas, Madero 900, 19th
                                           Floor                                    CF 1106         Buenos Aires      Argentina
ING Vysya Life Insurance Company Pty.
 Ltd.                                     No. 14, Sankey Road                       560003          Bangalore         India
ING Wellington Insurance Company          181 University Avenue, 9th floor          M5H 3M7         Toronto           Canada
ING Winkels Beheer Maatschappij B.V.      Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Winkels Bewaar Maatschappij B.V.      Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Winkels Management B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Woningen Beheer Maatschappij B.V.     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Woningen Bewaar Maatschappij B.V.     Schenkkade 65                             2595 AS         Den Haag          Netherlands
ING Woningen Management B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
Ingelton B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
ING-North East Asia Bank                                                                            Pyongyang         North Korea
Ingress N.V.                              Kaya W.F.G. (Jombi) Mensing 14                            Willemstad        Netherlands
                                                                                                     Curacao           Antilles
INIB N.V.                                 Burgemeester Rijnderslaan 20              1185 MC         Amstelveen        Netherlands
Inmobiliaria Padre Mariano S.A.           Av. Nueva Tajamar 481, piso 17, Torre
                                           Norte, Las Condes                                        Santiago de Chile Chile
Inmolor S.A.                              Plasa Numancia nr.7                                       Santander         Spain
Institucion Financiera Externa
 Middenbank Curacao N.V. (Uruguay)                                                                  Montevideo        Uruguay
Insurance Brokers Hotline Pty Limited     Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Insurancesmart Services Ltd.              590 Graham Drive                           ON P1B 7S1     North Bay         Canada
Integrated Networks Pty Limited           Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Integrated Trade Services GmbH            Bockenheimer Landstrasse 10               60323           Frankfurt am Main Germany
Inter Credit B.V.                         Runnenburg 30                             3981 AZ         Bunnik            Netherlands
InterAdvies N.V.                          James Wattstraat 79                       1097 DL         Amsterdam         Netherlands
Interbank On-line System Limited          39 Victoria street                        SWIH OEE        Londen            United Kingdom
Intermediair Services N.V.                                                                          Antwerpen         Belgium

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed B B.V.                                 Holding                        No             No             No
ING Vastgoed B.V.                                   Management Company (general)   No             No             No
ING Vastgoed Beheer Maatschappij I B.V.             Real Estate Management         No             No             No
ING Vastgoed Belegging B.V.                         Real Estate Exploitation       No             No             No
ING Vastgoed Broekpolder B.V.                       Real Estate Management         No             No             No
ING Vastgoed CiBoGa B.V.                            Real Estate Management         No             No             No
ING Vastgoed Como I B.V.                            Holding                        No             No             No
ING Vastgoed Financiering N.V.                      Finance Company                No             No             No
ING Vastgoed Fondsbelegging B.V.                    Real Estate Management         No             No             No
ING Vastgoed Fondsen B.V.                           Management Company (general)   No             No             No
ING Vastgoed Holdings Inc.                          Real Estate Management         No             No             No
ING Vastgoed Mahler 4 B.V.                          Holding                        No             No             No
ING Vastgoed Management Holding B.V.                Finance Company                No             No             No
ING Vastgoed One B.V.                               Real Estate Management         No             No             No
ING Vastgoed Ontwikkeling B.V.                      Real Estate Development        No             No             No
ING Vastgoed Paris B.V.                             Real Estate Management         No             No             No
ING Vastgoed Project I B.V.                         Real Estate Management         No             No             No
ING Vastgoed Project II Inc.                        Real Estate Management         No             No             No
ING Vastgoed S.A.                                   Real Estate Exploitation       No             No             No
ING Vastgoed Spuimarkt B.V.                         Real Estate Soil               No             No             No
ING Vastgoed St. Hubertus B.V.                      Real Estate Soil               No             No             No
ING Vastgoed Sun B.V.                               Real Estate Management         No             No             No
ING Vastgoed Supholland B.V.                        Holding                        No             No             No
ING Vastgoed V B.V.                                 Holding                        No             No             No
ING Vastgoed Watertorens II B.V.                    Holding                        No             No             No
ING Verwaltung (Deutschland) GmbH A.G               General Bank                   No             No             No
ING Verzekeringen N.V.                              Holding                        No             No             No
ING VGB Growing B.V.                                Dormant                        No             No             No
ING VGB Nederland B.V.                              Real Estate Management         No             No             No
ING VGB NOVAPROJECTA B.V.                           Real Estate Management         No             No             No
ING Vida S.A.                                       Life Insurance                 No             No             No
ING Vysya Life Insurance Company Pty. Ltd.          Life Insurance                 No             No             No
ING Wellington Insurance Company                    Insurance Company              No             No             No
ING Winkels Beheer Maatschappij B.V.                Real Estate Management         No             No             No
ING Winkels Bewaar Maatschappij B.V.                Real Estate Management         No             No             No
ING Winkels Management B.V.                         Real Estate Management         No             No             No
ING Woningen Beheer Maatschappij B.V.               Real Estate Management         No             No             No
ING Woningen Bewaar Maatschappij B.V.               Real Estate Management         No             No             No
ING Woningen Management B.V.                        Real Estate Management         No             No             No
Ingelton B.V.                                       Investment Company             No             No             No
ING-North East Asia Bank                            General Bank                   No             No             No
Ingress N.V.                                        Financial Services             No             No             No
INIB N.V.                                           Merchant Bank                  No             No             No
Inmobiliaria Padre Mariano S.A.                     Real Estate: General           No             No             No
Inmolor S.A.                                        Real Estate: General           No             No             No
Institucion Financiera Externa Middenbank
 Curacao N.V.                                       Offshore Banking               No             No             No
Insurance Brokers Hotline Pty Limited               Insurance: General             No             No             No
Insurancesmart Services Ltd.                        Inactive                       No             No             No
Integrated Networks Pty Limited                     Financial Services             No             No             No
Integrated Trade Services GmbH                                                     No             No             No
Inter Credit B.V.                                   Financial Services             No             No             No
InterAdvies N.V.                                    Finance Company                No             No             No
Interbank On-line System Limited                    Payment Services               No             No             No
Intermediair Services N.V.                          Service Company                No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
International Aviation S.A.               S.A.            50000856    99.99
International Credit Service S.A.S.       S.A.S           20000808   100.00
International Driver Service B.V.         B.V.            20000643    65.00
International Factors S.A.                S.A.            20002046    99.96
International Factors Services S.A        S.A.            20002236    49.90
International Fund Managers (Ireland)
 Ltd                                      Ltd.            20001336   100.00
International Fund Managers UK Ltd.       Ltd.            20001338   100.00
International Metal Trading Limited       Ltd.            20001745   100.00
International Private Equity Services
 Limited                                  Ltd.            20001849    70.00
International Securitisation Managers
 (Ireland) Ltd.                           Ltd.            20001377   100.00
Interned Holding B.V.                     B.V.            50000378   100.00
Interpartes incasso B.V.                  B.V.            20000928   100.00
Interpay Nederland B.V.                   B.V.            20000459    29.85
Interunion Bank (Antilles) N.V.           N.V.            20000278    51.00
Intervest B.V.                            B.V.            20001788     9.46
Inverberg  B.V.                           B.V.            50000150   100.00
Inversiones Cali Limitada                 Ltda.                       99.00
Inversiones Corporativas Automotrices     S.A. de C.V.                99.84
Inversiones DCV S.A.                      S.A.                       100.00
Inversiones Medellin Limitada             Ltda.                       99.00
Invertcom Ltd.                            Ltd.            50000803   100.00
Invesco Asianet Fund Plc.                 Plc.                            -   Yes
Investec Global Investment portfolio Plc. Plc.                            -   Yes
Investors Financial Group, LLC            LLC             50000910   100.00
Investors Financial Planning, Inc.        Inc.            50000917   100.00
IsaNet S.A.                               S.A.            20002047    28.40
J & A Holding B.V.                        B.V.            20001607   100.00
J. VLASBLOM ASSURANTIEN B.V.              B.V.            10001353    37.50
J.B. van den Brink
 Beleggingsmaatschappij B.V.              B.V.            20001513   100.00
J.H. Moes Holding B.V.                    B.V.            20001498   100.00
J.W.Th.M. Kohlen Beheer B.V.              B.V.            20001617   100.00
Jansen en Zoon Assuradeuren B.V.          B.V.            10001300   100.00
Jansen Groenendijk Assurantiemakelaars
 B.V.                                     B.V.            10001299   100.00
Jarandilla B.V.                           B.V.            20001591   100.00
Jean-Paul de Waal Holding B.V.            B.V.            50000078   100.00
Jemaas Beheer B.V.                        B.V.            20001464   100.00
Jet N.V.                                  N.V.            20000896   100.00
Jetta Vastgoed B.V.                       B.V.            10000720   100.00   Yes
Jomicapa B.V.                             B.V.            20002028   100.00
Jongert Beheer B.V.                       B.V.            20001590   100.00
JTB Group B.V.                            B.V.            50000568   100.00
JUZA Onroerend Goed B.V.                  B.V.            20001938   100.00
K & M Beheer B.V.                         B.V.            20001756   100.00
Kager Poort B.V.                          B.V.            20001966   100.00
Kalival S.A.                              S.A.            20002075   100.00
Kalliope B.V.                             B.V.            20001624   100.00
Kamadora Investments N.V.                 N.V.            20001012   100.00
Kantoor Velperpoort B.V.                  B.V.            50000153   100.00
Kantoorgebouw Johan de Wittlaan B.V.      B.V.            10000029   100.00
Kapelaansdijk I B.V.                      B.V.            50000117   100.00
Kazarian Insurance Brokers Limited        Ltd.                       100.00
Kema Financieel Adviseurs B.V.            B.V.            10001302   100.00
Kenau B.V.                                B.V.            20000618   100.00
Kervezee  Schotte Adviesgroep B.V.        B.V.            10001303   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
International Aviation S.A.               Route D'Esch 52                           1470            Luxembourg        Luxemburg
International Credit Service S.A.S.       3/5 Boulevard de Courbevoie               92523           Neuilly sur Seine France
International Driver Service B.V.         Weesperzijde 144                          1091 ET         Amsterdam         Netherlands
International Factors S.A.                Av. de la Couronne 358                    1050            Bruxelles         Belgium
International Factors Services S.A.                                                                 Bruxelles         Belgium
International Fund Managers (Ireland)     IFSC House, International Financial
 Ltd.                                      Services Centre                                          Dublin 1          Ireland
International Fund Managers UK Ltd.       155 Bishopsgate                           EC2M 3XY        London            United Kingdom
International Metal Trading Limited       St Julian's Avenue                                        St Peter Port,
                                                                                                     Guernsey         United Kingdom
International Private Equity Services
 Limited                                  PO Bos 431,13-15 Victoria Road            GY1 3ZD         St. Peter Port    United Kingdom
International Securitisation Managers     IFSC House, International
 (Ireland) Ltd.                            Financial Services Centre                                Dublin 1          Ireland
Interned Holding B.V.                     Nassaulaan 23                             2514 JT         Den Haag          Netherlands
Interpartes incasso B.V.                  Haarlemmerweg 506                         1014 BL         Amsterdam         Netherlands
Interpay Nederland B.V.                                                                                               Netherlands
Interunion Bank (Antilles) N.V.           Kaya W.F.G.(Jombi) Mensing 14                             Willemstad        Netherlands
                                                                                                     Curacao           Antilles
Intervest B.V.                                                                                      Den Bosch         Netherlands
Inverberg  B.V.                           Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Inversiones Cali Limitada                 Av. Nueva Tajamar 481, piso 17, Torre
                                           Norte, Las Condes                                        Santiago de Chile Chile
Inversiones Corporativas Automotrices     Periferico Sur 3325, 10th Floor, Col.
                                           San Geranimo Aculco                      10400           Mexico City       Mexico
Inversiones DCV S.A.                      Av. Nueva Tajamar 481, piso 17, Torre
                                           Norte, Las Condes                                        Santiago de Chile Chile
Inversiones Medellin Limitada             Av. Nueva Tajamar 481, piso 17, Torre
                                           Norte, Las Condes                                        Santiago de Chile Chile
Invertcom Ltd.                            107 Cheapside                             EC2V 6HJ        London            United Kingdom
Invesco Asianet Fund Plc.                 IFSC House, International Financial
                                           Services Centre                          1               Dublin 1          Ireland
Investec Global Investment portfolio Plc. IFSC House, International Financial
                                           Services Centre                          1               Dublin 1          Ireland
Investors Financial Group, LLC            3424 Peachtree Road NE, suite 1900        GA 30326        Atlanta (Ga.)     United States
                                                                                                                       of America
Investors Financial Planning, Inc.        3424 Peachtree Road NE, suite 1900        GA 30326        Atlanta (Ga.)     United States
                                                                                                                       of America
IsaNet S.A.                               Koningsstraat 145                         1000            Bruxelles         Belgium
J & A Holding B.V.                        Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
J. VLASBLOM ASSURANTIEN B.V.              Van Byemontsingel 1                       3195 TA         Rotterdam Pernis  Netherlands
J.B. van den Brink Beleggingsmaatschappij
 B.V.                                     Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
J.H. Moes Holding B.V.                    Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
J.W.Th.M. Kohlen Beheer B.V.              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Jansen en Zoon Assuradeuren B.V.          Krullelaan 25                             3701 TB         Zeist             Netherlands
Jansen Groenendijk Assurantiemakelaars
 B.V.                                     Krullelaan 25                             3701TB          Zeist             Netherlands
Jarandilla B.V.                           Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Jean-Paul de Waal Holding B.V.            Drentestraat 24                           1083 HK         Amsterdam         Netherlands
Jemaas Beheer B.V.                        Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Jet N.V.                                  Kaya W.F.G. (Jombi) Mensing 14                            Willemstad        Netherlands
                                                                                                     Curacao           Antilles
Jetta Vastgoed B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
Jomicapa B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
Jongert Beheer B.V.                       Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
JTB Group B.V.                            Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
JUZA Onroerend Goed B.V.                  Mr. Treublaan 7                           1097 DP         Amsterdam         Netherlands
K & M Beheer B.V.                         Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Kager Poort B.V.                          Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Kalival S.A.                              Avenue du General de Gaulle,90/102, Coeur
                                           Defense Tour A, Place de la Defense      92400           Paris             France
Kalliope B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Kamadora Investments N.V.                 Kaya W.F.G. (Jombi) Mensing 14                            Curacao           Netherlands
                                                                                                                       Antilles
Kantoor Velperpoort B.V.                  Schenkkade 65                             2595 AS         Den Haag          Netherlands
Kantoorgebouw Johan de Wittlaan B.V.      Weena 505                                 3013 AL         Rotterdam         Netherlands
Kapelaansdijk I B.V.                      Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Kazarian Insurance Brokers Limited        1580 20th St. East                        ON N4K 5P7      Owen Sound        Canada
Kema Financieel Adviseurs B.V.            Hereplein 4                               9711 GA         Groningen         Netherlands
Kenau B.V.                                Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
Kervezee  Schotte Adviesgroep B.V.        Thomsonplein 22-24                        2565 KV         Den Haag          Netherlands

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
International Aviation S.A.                         Miscellaneous                  No             No             No
International Credit Service S.A.S                  Factoring                      No             No             No
International Driver Service B.V.                   Equity Management              No             No             No
International Factors S.A.                          Financial Services             No             No             No
International Factors Services S.A.                 Factoring                      No             No             No
International Fund Managers (Ireland) Ltd.          Fund Management                No             No             No
International Fund Managers UK Ltd.                 Investment Services            No             No             No
International Metal Trading Limited                 Equity Management              No             No             No
International Private Equity Services Limited       Private Equity                 No             No             No
International Securitisation Managers
 (Ireland) Ltd.                                     Mngmnt. & Adm. of shares       No             No             No
Interned Holding B.V.                               Real Estate Management         No             No             No
Interpartes incasso B.V.                            Debt Collecting                No             No             No
Interpay Nederland B.V.                             Payment Services               No             No             No
Interunion Bank (Antilles) N.V.                     General Bank                   No             No             No
Intervest B.V.                                      Financial Services             No             No             No
Inverberg  B.V.                                     Cash Company                   No             No             No
Inversiones Cali Limitada                           Insurance: General             No             No             No
Inversiones Corporativas Automotrices               Financial Services             No             No             No
Inversiones DCV S.A.                                                               No             No             No
Inversiones Medellin Limitada                       Insurance: General             No             No             No
Invertcom Ltd.                                      Lease                          No             No             No
Invesco Asianet Fund Plc.                           Investment Fund                No             No             No
Investec Global Investment portfolio Plc.           Investment Fund                No             No             No
Investors Financial Group, LLC                      Financial Services             No             No             No
Investors Financial Planning, Inc.                  Financial Services             No             No             No
IsaNet S.A.                                         Service Company                No             No             No
J & A Holding B.V.                                  Cash Company                   No             No             No
J. VLASBLOM ASSURANTIEN B.V.                        Insurance broker               No             No             No
J.B. van den Brink Beleggingsmaatschappij B.V.      Cash Company                   No             No             No
J.H. Moes Holding B.V.                              Cash Company                   No             No             No
J.W.Th.M. Kohlen Beheer B.V.                        Cash Company                   No             No             No
Jansen en Zoon Assuradeuren B.V.                    Insurance broker               No             No             No
Jansen Groenendijk Assurantiemakelaars B.V.         Insurance broker               No             No             No
Jarandilla B.V.                                     Cash Company                   No             No             No
Jean-Paul de Waal Holding B.V.                      Cash Company                   No             No             No
Jemaas Beheer B.V.                                  Cash Company                   No             No             No
Jet N.V.                                            Trust Company                  No             No             No
Jetta Vastgoed B.V.                                 Real Estate Management         No             No             No
Jomicapa B.V.                                       Investment Company             No             No             No
Jongert Beheer B.V.                                 Cash Company                   No             No             No
JTB Group B.V.                                      Cash Company                   No             No             No
JUZA Onroerend Goed B.V.                            Real Estate Management         No             No             No
K & M Beheer B.V.                                   Cash Company                   No             No             No
Kager Poort B.V.                                    Real Estate Management         No             No             No
Kalival S.A.                                        Investment Management          No             No             No
Kalliope B.V.                                       Cash Company                   No             No             No
Kamadora Investments N.V.                           Holding                        No             No             No
Kantoor Velperpoort B.V.                            Real Estate Financing          No             No             No
Kantoorgebouw Johan de Wittlaan B.V.                Real Estate Investments        No             No             No
Kapelaansdijk I B.V.                                Real Estate Exploitation       No             No             No
Kazarian Insurance Brokers Limited                  Inactive                       No             No             No
Kema Financieel Adviseurs B.V.                      Insurance broker               No             No             No
Kenau B.V.                                          Dormant Company                No             No             No
Kervezee  Schotte Adviesgroep B.V.                  Insurance broker               No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Kijkgroep B.V.                            B.V.            20001545   100.00
Kilduff Investments Ltd.                  Ltd.                       100.00
Kilse Poort B.V.                          B.V.            20001967   100.00
Kleber Vastgoed B.V.                      B.V.            10000574   100.00
Koolhaas Verzekeringen N.V.               N.V.            10000055   100.00
Korea Special Opportunities Fund Plc.     Plc.                            -   Yes
Kort Ambacht Maatschappij tot
 exploitatie van onroerende goederen
 B.V.                                     B.V.            20001934   100.00
Koster Hodes Verzekeringen B.V.           B.V.            10001363   100.00
Kouwenberg Holding B.V.                   B.V.            50000049   100.00
L. Beaton Insurance Brokers Inc.          Inc.                       100.00
L. Herrebout Beleggingen B.V.             B.V.            20002031   100.00
L.Martens Beheer B.V.                     B.V.            20001796   100.00
La Compagnie d'Assurances Belair          S.A.            10001409    97.00
La Gro's Assurantiekantoor B.V.           B.V.            10001304   100.00
Laboratorio Bio Imagen Limitada           Ltda.                       99.00
Lagotis B.V.                              B.V.            20001247   100.00
Langosta B.V.                             B.V.            20000354   100.00
Larino B.V.                               B.V.            20000431   100.00
Latourette B.V.                           B.V.            20001672   100.00
Lauwers Poort B.V.                        B.V.            50000118   100.00
Le Groupe 3PCS Inc.                       Inc.                       100.00
Leasing Principals Limited                Ltd.            20001144   100.00
Leaver B.V.                               B.V.            20001780   100.00
Ledanca B.V.                              B.V.            20001155   100.00
Leidse Rijn Poort B.V.                    B.V.            50000119   100.00
Lekse Poort B.V.                          B.V.            20001968   100.00
Leleque Pty Limited                       Ltd.            10001503   100.00
Leocadia B.V.                             B.V.            50000527   100.00
Leontina B.V.                             B.V.            10000209   100.00
Lewing Developments Pty Ltd               Ltd.            50000789   100.00
Licorera B.V.                             B.V.            20001069   100.00
Liecene B.V.                              B.V.            20001561   100.00
Lies C.V.                                 C.V.            50000148   100.00
Life Insurance Company of Georgia         Inc.            10000877   100.00
Life of Georgia Agency, Inc.              Inc.            50000302   100.00
Limburgse Waterpoort B.V.                 B.V.            20001969   100.00
Lindenburgh C.V.                          C.V.            40000263
Lingese Poort B.V.                        B.V.            20001970   100.00
Lion Connecticut Holdings, Inc.           Inc.            50000731   100.00
Lion Custom Investments LLC               LLC             50000303   100.00
Lion II Custom Investments LLC            LLC             50000304   100.00
Lion Philippine Ventures, Inc.            Inc.            50001018   100.00
lmmo Property Tripolis A B.V.             B.V.            40000171   100.00
Locabel Immo S.A.                         S.A.            20002192   100.00
Locabel-Invest S.A.                       S.A.            20002194   100.00
Location 3 Ltd.                           Ltd.            40000089   100.00
Locura Belegging B.V.                     B.V.            20000219   100.00
Lokmaipattana Co. Limited                 Ltd.            20001747   100.00
Lomajoma Holdings B.V.                    B.V.            20001506   100.00
Londam B.V.                               B.V.            20002022   100.00
London & Amsterdam Development Ltd.       Ltd.            40000164    50.00
London & Amsterdam Properties Ltd.        Ltd.            40000025   100.00
London and Leeds Investments (Holland)
 B.V.                                     B.V.            50000059   100.00
London and Leeds Investments 1 B.V.       B.V.            50000473   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Kijkgroep B.V.                            Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Kilduff Investments Ltd.                  11120 - 178th Street                       AB T5S 1P2     Edmonton          Canada
Kilse Poort B.V.                          Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Kleber Vastgoed B.V.                      Schenkkade 65                             2595 AS         Den Haag          Netherlands
Koolhaas Verzekeringen N.V.               Weena 505                                 3013 AL         Rotterdam         Netherlands
Korea Special Opportunities Fund Plc.     IFSC House, International Financial
                                           Services Centre                          1               Dublin 1          Ireland
Kort Ambacht Maatschappij tot exploitatie
 van onroerende goederen B.V.             Mr. Treublaan 7                           1097 DP         Amsterdam         Netherlands
Koster Hodes Verzekeringen B.V.                                                                     Gorinchem         Netherlands
Kouwenberg Holding B.V.                   Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
L. Beaton Insurance Brokers Inc.          1232 Kingsway                              ON P3B 2E8     Sudbury           Canada
L. Herrebout Beleggingen B.V.             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
L.Martens Beheer B.V.                     Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
La Compagnie d'Assurances Belair          7101 Jean-Talon Street East, Suite 300    H1M 3T6         Anjou             Canada
La Gro's Assurantiekantoor B.V.           Stationsweg 2                             8901 DH         Leeuwarden        Netherlands
Laboratorio Bio Imagen Limitada                                                                                       Colombia
Lagotis B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Langosta B.V.                             Herculesplein 5                           3584 AA         Utrecht           Netherlands
Larino B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Latourette B.V.                           Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Lauwers Poort B.V.                        Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Le Groupe 3PCS inc.                       4545 avenue Pierre-de-Coubertin            PQ H1V 3R2     Montreal          Canada
Leasing Principals Limited                CW House,Cookham Rd.,Bracknell            RG 12 7BW       Berkshire         United Kingdom
Leaver B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Ledanca B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Leidse Rijn Poort B.V.                    Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Lekse Poort B.V.                          Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Leleque Pty Limited                       Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Leocadia B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Leontina B.V.                             Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
Lewing Developments Pty Ltd               Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Licorera B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Liecene B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam
                                                                                                     Zuidoost         Netherlands
Lies C.V.                                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
Life Insurance Company of Georgia         5780 Powers Ferry Road, N.W.              GA 30327-4390   Atlanta (Ga.)     United States
                                                                                                                       of America
Life of Georgia Agency, Inc.              5780 Powers Ferry Road NW                 GA 30327-4390   Atlanta (Ga.)     United States
                                                                                                                       of America
Limburgse Waterpoort B.V.                 Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Lindenburgh C.V.                          Schenkkade 65                             2595 AS         Den Haag          Netherlands
Lingese Poort B.V.                        Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Lion Connecticut Holdings, Inc.           151 Farmington Avenue                     CT 06156        Hartfort, CT      United States
                                                                                                                       of America
Lion Custom Investments LLC               5780 Powers Ferry Road NW                 GA 30327-4390   Atlanta (Ga.)     United States
                                                                                                                       of America
Lion II Custom Investments LLC            5780 Powers Ferry Road NW                 GA 30327-4390   Atlanta (Ga.)     United States
                                                                                                                       of America
Lion Philippine Ventures, Inc.            104 Herrera Street, Legaspi Village       1226            Makati City       Philippines
lmmo Property Tripolis A B.V.             Schenkkade 65                             2595 AS         Den Haag          Netherlands
Locabel Immo S.A.                         Avenue de Cortenbergh 71                  1000            Bruxelles         Belgium
Locabel-Invest S.A.                       Avenue de Cortenbergh 71                  1000            Bruxelles         Belgium
Location 3 Ltd.                           1200-65 Queenstreet West                  ON M5H 2M5      Toronto           Canada
Locura Belegging B.V.                     Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Lokmaipattana Co. Limited                 Ramrhanghaeeng Rd.,Khwaeng Hua            Khet Bangk      Bangkok           Thailand
                                                                                                     Metropolis
Lomajoma Holdings B.V.                    Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Londam B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
London & Amsterdam Development Ltd.       Schenkkade 65                             2595 AS         Den Haag          Netherlands
London & Amsterdam Properties Ltd.        Schenkkade 65                             2595 AS         Den Haag          Netherlands
London and Leeds Investments (Holland)
 B.V.                                     Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
London and Leeds Investments 1 B.V.       Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Kijkgroep B.V.                                      Cash Company                   No             No             No
Kilduff Investments Ltd.                            Holding                        No             No             No
Kilse Poort B.V.                                    Real Estate Management         No             No             No
Kleber Vastgoed B.V.                                Real Estate Exploitation       No             No             No
Koolhaas Verzekeringen N.V.                         Insurance broker               No             No             No
Korea Special Opportunities Fund Plc.               Investment Fund                No             No             No
Kort Ambacht Maatschappij tot exploitatie
 van onroerende                                     Real Estate Management         No             No             No
Koster Hodes Verzekeringen B.V.                     Insurance broker               No             No             No
Kouwenberg Holding B.V.                             Cash Company                   No             No             No
L. Beaton Insurance Brokers Inc.                    Insurance broker               No             No             No
L. Herrebout Beleggingen B.V.                       Cash Company                   No             No             No
L.Martens Beheer B.V.                               Cash Company                   No             No             No
La Compagnie d'Assurances Belair                    Insurance Company              No             No             No
La Gro's Assurantiekantoor B.V.                     Insurance broker               No             No             No
Laboratorio Bio Imagen Limitada                                                    No             No             No
Lagotis B.V.                                        Cash Company                   No             No             No
Langosta B.V.                                       Investment Company             No             No             No
Larino B.V.                                         Cash Company                   No             No             No
Latourette B.V.                                     Cash Company                   No             No             No
Lauwers Poort B.V.                                  Real Estate Exploitation       No             No             No
Le Groupe 3PCS Inc.                                 Insurance Agency               No             No             No
Leasing Principals Limited                          Lease                          No             No             No
Leaver B.V.                                         Cash Company                   No             No             No
Ledanca B.V.                                        Cash Company                   No             No             No
Leidse Rijn Poort B.V.                              Real Estate Exploitation       No             No             No
Lekse Poort B.V.                                    Real Estate Management         No             No             No
Leleque Pty Limited                                 Investment Company             No             No             No
Leocadia B.V.                                       Cash Company                   No             No             No
Leontina B.V.                                       Real Estate Financing          No             No             No
Lewing Developments Pty Ltd                         Real Estate Development        No             No             No
Licorera B.V.                                       Cash Company                   No             No             No
Liecene B.V.                                        Cash Company                   No             No             No
Lies C.V.                                           Real Estate Exploitation       No             No             No
Life Insurance Company of Georgia                   Life Insurance                 No             No             No
Life of Georgia Agency, Inc.                        Insurance broker               No             No             No
Limburgse Waterpoort B.V.                           Real Estate Management         No             No             No
Lindenburgh C.V.                                    Real Estate: General           No             No             No
Lingese Poort B.V.                                  Real Estate Management         No             No             No
Lion Connecticut Holdings, Inc.                     Holding                        No             No             No
Lion Custom Investments LLC                         Holding                        No             No             No
Lion II Custom Investments LLC                      Real Estate Financing          No             No             No
Lion Philippine Ventures, Inc.                      Holding                        No             No             No
lmmo Property Tripolis A B.V.                       Real Estate                    No             No             No
Locabel Immo S.A.                                   Financial Services             No             No             No
Locabel-Invest S.A.                                 Financial Services             No             No             No
Location 3 Ltd.                                     Real Estate Development        No             No             No
Locura Belegging B.V.                               Investment Company             No             No             No
Lokmaipattana Co. Limited                           Trust Company                  No             No             No
Lomajoma Holdings B.V.                              Cash Company                   No             No             No
Londam B.V.                                         Cash Company                   No             No             No
London & Amsterdam Development Ltd.                 Real Estate Development        No             No             No
London & Amsterdam Properties Ltd.                  Real Estate Development        No             No             No
London and Leeds Investments (Holland) B.V.         Investment Company             No             No             No
London and Leeds Investments 1 B.V.                 Investment Company             No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
London and Leeds Investments 2 B.V.       B.V.            50000471   100.00
Longbow Fund Limited                      Ltd.                            -   Yes
Longwood Offshore Fund                                                    -   Yes
Loodsschipper B.V.                        B.V.            50000058   100.00
Lorkendreef Beheer N.V.                   N.V.            20001678   100.00
Lotalota B.V.                             B.V.            20001525   100.00
Louvreffel                                S.A.            20002077   100.00
Lovento B.V.                              B.V.            20001532   100.00
LSSI Nevada, Inc.                         Inc.            50000368   100.00
LSSI North Carolina, Inc.                 Inc.            50000899   100.00
LSSI Ohio Agency, Inc.                    Inc.            50000369   100.00
LSSI Texas, Inc.                          Inc.            50000370   100.00
LSSI, Inc.                                Inc.            50000367   100.00
Lucena Onroerend Goed B.V.                B.V.            50000651   100.00
Lugtenburg Assurantien B.V.               B.V.            10001305   100.00
Lunamar N.V.                              N.V.            50000531   100.00
Lupulo B.V.                               B.V.            20001529   100.00
Lustroso B.V.                             B.V.            20001052   100.00
Luteola B.V.                              B.V.            20001072   100.00
M.A.F.G. Ltd.                             Ltd.            10001429   100.00
M.B. van der Vlerk B.V.                   B.V.            20001580   100.00
M.D.W. LLC.                               LLC             20002078    99.00
Maas Erasmus B.V.                         B.V.            40000211   100.00
Maastrichter Poort B.V.                   B.V.            50000120   100.00
Maatschappij Stadhouderslaan B.V.         B.V.            10000204   100.00
Maatschappij tot Exploitatie van
 Onroerende Goederen "GrandHotel" B.V.    B.V.            10000198   100.00
Maatschappij tot Exploitatie van
 Onroerende Goederen"Kurhaus" B.V.        B.V.            10000197   100.00
Maatschappij tot Exploitatie van
 Onroerende Goederen"Palace" B.V.         B.V.            10000195   100.00
Macdonald Chisholm Holdings Limited       Ltd.                       100.00
Macdonald Chisholm Incorporated           Inc.                       100.00
MacLeod Fepco Insurance Brokers Ltd.      Ltd.                       100.00
Maculata B.V.                             B.V.            20001664   100.00
Madival S.A.                              S.A.            20002237   100.00
Madrigal B.V.                             B.V.            20001202   100.00
Maketravel Limited                        Ltd.            20001296   100.00
Management Services ING Bank B.V.         B.V.            20000749   100.00
Mariahove C.V.                            C.V.            40000262        -
Marienburg V.O.F.                         V.O.F.          20001816    50.00
Markse Poort B.V.                         B.V.            20001971   100.00
Marktpassage Helmstedt GmbH & Co.KG       GmbH            50000239    67.96
Marqes 11 B.V.                            B.V.            40000145   100.00
Marqes 5 B.V.                             B.V.            40000139   100.00
Marqes 6 B.V.                             B.V.            40000140   100.00
Marqes 7 B.V.                             B.V.            40000141   100.00
Marqes 8 B.V.                             B.V.            40000142   100.00
Marres B.V.                               B.V.            20001960   100.00
Marvest C.V.                              C.V.            40000118        -
Matecom B.V.                              B.V.            50000043   100.00
Math. Holding B.V.                        B.V.            20002020   100.00
Matricula B.V.                            B.V.            50000044   100.00
Matthew Holding B.V.                      B.V.            20001563   100.00
Mazairac Belegging B.V.                   B.V.            20002002   100.00
MBO Brinkstraat B.V.                      B.V.            40000250   100.00
MBO Brinkstraat Grond B.V.                B.V.            40000249   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
London and Leeds Investments 2 B.V.       Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Longbow Fund Limited                      P.O. Box 961, 30 De Castro Street, Road                   Tortola           British Virgin
                                           Town                                                                        Islands
Longwood Offshore Fund                    Huntlaw Corporate Svcs, PO Box 1350 GT,                   George Town,      Cayman
                                           The Huntlaw Building, Fort Street                         Gand Cayman       Islands,
                                                                                                                       British
                                                                                                                       West Indies
Loodsschipper B.V.                        Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Lorkendreef Beheer N.V.                   Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Lotalota B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Louvreffel                                Avenue du General de Gaulle,90/102, Coeur
                                           Defense Tour A, Place de la Defense      92400           Paris             France
Lovento B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
LSSI Nevada, Inc.                         One East First Street                     NV 89501        Reno              United States
                                                                                                                       of America
LSSI North Carolina, Inc.                 705 Washington Blvd., Suite 100           PA 17701        Williamsport      United States
                                                                                                                       of America
LSSI Ohio Agency, Inc.                    3822 Washington                           OH 44118        University        United States
                                                                                                     Heights           of America
LSSI Texas, Inc.                          1415 N. Loop West, Suite 740              TX 77008        Houston           United States
                                                                                                                       of America
LSSI, Inc.                                705 Washington Blvd., Suite 100           PA 17701        Williamsport      United States
                                                                                                                       of America
Lucena Onroerend Goed B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
Lugtenburg Assurantien B.V.               Stadhuisplein 10                          4205 AX         Gorinchem         Netherlands
Lunamar N.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Lupulo B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Lustroso B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Luteola B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
M.A.F.G. Ltd.                             Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
M.B. van der Vlerk B.V.                   Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
M.D.W. LLC.                               120 Orange Street                         19801           Wilmington        United States
                                                                                                     Delaware          of America
Maas Erasmus B.V.                         Schenkkade 65                             2595 AS         Den Haag          Netherlands
Maastrichter Poort B.V.                   Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Maatschappij Stadhouderslaan B.V.         Schenkkade 65                             2595 AS         Den Haag          Netherlands
Maatschappij tot Exploitatie van
 Onroerende Goederen "GrandHotel" B.V.    Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
Maatschappij tot Exploitatie van
 Onroerende Goederen"Kurhaus" B.V.        Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
Maatschappij tot Exploitatie van
 Onroerende Goederen"Palace" B.V.         Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
Macdonald Chisholm Holdings Limited       60 Aberdeen Street                         NS B4N 4H8     Kentville         Canada
Macdonald Chisholm Incorporated           60 Aberdeen Street                         NS B4N 4H8     Kentville         Canada
MacLeod Fepco Insurance Brokers Ltd.      168 Main Avenue                            ON P0L 2B0     Smooth Rock Falls Canada
Maculata B.V.                             Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
Madival S.A.                                                                                        Paris             France
Madrigal B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam
                                                                                                     Zuidoost         Netherlands
Maketravel Limited                        60 London Wall                            EC2M 5TQ        London            United Kingdom
Management Services ING Bank B.V.         Prinses Irenestraat 61                    1077 WV         Amsterdam         Netherlands
Mariahove C.V.                                                                                      Bergen Op Zoom    Netherlands
Marienburg V.O.F.                         Stationsplein 13                          6512 AB         Nijmegen          Netherlands
Markse Poort B.V.                         Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Marktpassage Helmstedt GmbH & Co.KG       Bockenheimer Landstrasse 10               60323           Frankfurt am Main Germany
Marqes 11 B.V.                            Schenkkade 65                             2595 AS         Den Haag          Netherlands
Marqes 5 B.V.                             Schenkkade 65                             2595 AS         Den Haag          Netherlands
Marqes 6 B.V.                             Schenkkade 65                             2595 AS         Den Haag          Netherlands
Marqes 7 B.V.                             Schenkkade 65                             2595 AS         Den Haag          Netherlands
Marqes 8 B.V.                             Fokkerweg 300 Buiding 84                  1438 AN         Oude Meer         Netherlands
Marres B.V.                               Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
Marvest C.V.                              Schenkkade 65                             2595 AS         Den Haag          Netherlands
Matecom B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Math. Holding B.V.                        Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Matricula B.V.                            Drentestraat 24                           1083 HK         Amsterdam         Netherlands
Matthew Holding B.V.                      Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Mazairac Belegging B.V.                   Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MBO Brinkstraat B.V.                      Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Brinkstraat Grond B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
London and Leeds Investments 2 B.V.                 Investment Company             No             No             No
Longbow Fund Limited                                Investment Fund                No             No             No
Longwood Offshore Fund                              Investment Fund                No             No             No
Loodsschipper B.V.                                  Cash Company                   No             No             No
Lorkendreef Beheer N.V.                             Cash Company                   No             No             No
Lotalota B.V.                                       Cash Company                   No             No             No
Louvreffel                                          Real Estate Exploitation       No             No             No
Lovento B.V.                                        Cash Company                   No             No             No
LSSI Nevada, Inc.                                   Insurance Agency               No             No             No
LSSI North Carolina, Inc.                           Insurance Agency               No             No             No
LSSI Ohio Agency, Inc.                              Insurance Agency               No             No             No
LSSI Texas, Inc.                                    Insurance Agency               No             No             No
LSSI, Inc.                                          Insurance Agency               No             No             No
Lucena Onroerend Goed B.V.                          Real Estate Investments        No             No             No
Lugtenburg Assurantien B.V.                         Insurance broker               No             No             No
Lunamar N.V.                                        Cash Company                   No             No             No
Lupulo B.V.                                         Cash Company                   No             No             No
Lustroso B.V.                                       Cash Company                   No             No             No
Luteola B.V.                                        Investment Company             No             No             No
M.A.F.G. Ltd.                                       Investment Company             No             No             No
M.B. van der Vlerk B.V.                             Cash Company                   No             No             No
M.D.W. LLC                                          Service Company                No             No             No
Maas Erasmus B.V.                                   Holding                        No             No             No
Maastrichter Poort B.V.                             Real Estate Exploitation       No             No             No
Maatschappij Stadhouderslaan B.V.                   Real Estate Management         No             No             No
Maatschappij tot Exploitatie van Onroerende
 Goederen "GrandHotel" B.V.                         Real Estate Management         No             No             No
Maatschappij tot Exploitatie van Onroerende
 Goederen"Kurhaus" B.V.                             Real Estate Management         No             No             No
Maatschappij tot Exploitatie van Onroerende
 Goederen"Palace" B.V.                              Real Estate Management         No             No             No
Macdonald Chisholm Holdings Limited                 Holding                        No             No             No
Macdonald Chisholm Incorporated                     Insurance Agency               No             No             No
MacLeod Fepco Insurance Brokers Ltd.                Insurance Agency               No             No             No
Maculata B.V.                                       Investment Company             No             No             No
Madival S.A.                                        Financial Services             No             No             No
Madrigal B.V.                                       Cash Company                   No             No             No
Maketravel Limited                                  Equity Management              No             No             No
Management Services ING Bank B.V.                   Management Company (general)   No             No             No
Mariahove C.V.                                      Real Estate: General           No             No             No
Marienburg V.O.F                                    Real Estate Development        No             No             No
Markse Poort B.V.                                   Real Estate Management         No             No             No
Marktpassage Helmstedt GmbH & Co.KG                 Real Estate Management         No             No             No
Marqes 11 B.V.                                      Real Estate Exploitation       No             No             No
Marqes 5 B.V.                                       Real Estate Exploitation       No             No             No
Marqes 6 B.V.                                       Real Estate Exploitation       No             No             No
Marqes 7 B.V.                                       Real Estate Exploitation       No             No             No
Marqes 8 B.V.                                                                      No             No             No
Marres B.V.                                         Investment Company             No             No             No
Marvest C.V.                                        Holding                        No             No             No
Matecom B.V.                                        Cash Company                   No             No             No
Math. Holding B.V.                                  Cash Company                   No             No             No
Matricula B.V.                                      Cash Company                   No             No             No
Matthew Holding B.V.                                Cash Company                   No             No             No
Mazairac Belegging B.V.                             Cash Company                   No             No             No
MBO Brinkstraat B.V.                                Real Estate Buildings          No             No             No
MBO Brinkstraat Grond B.V.                          Real Estate Soil               No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
MBO Brinkstraat Holding B.V.              B.V.            40000248   100.00
MBO Camargo SA                            S.A.            40000055   100.00
MBO Catharijnesingel B.V.                 B.V.            40000198   100.00
MBO Catharijnesingel Grond B.V.           B.V.            40000197   100.00
MBO Catharijnesingel Holding B.V.         B.V.            40000196   100.00
MBO De Hamershof II B.V.                  B.V.            40000123   100.00
MBO De Hamershof II Grond B.V.            B.V.            40000122   100.00
MBO De Hamershof II Holding B.V.          B.V.            40000091   100.00
MBO Dommelstaete Holding B.V.             B.V.            40000094   100.00
MBO Emmasingel B.V.                       B.V.            40000214   100.00
MBO Emmasingel Grond B.V.                 B.V.            40000213   100.00
MBO Emmasingel Holding B.V.               B.V.            40000212   100.00
MBO Guyotplein B.V.                       B.V.            40000080   100.00
MBO Guyotplein Grond B.V.                 B.V.            40000079   100.00
MBO Guyotplein Holding B.V.               B.V.            40000264   100.00
MBO Kousteensedijk B.V.                   B.V.            40000245   100.00
MBO Kousteensedijk Grond B.V.             B.V.            40000095   100.00
MBO Kousteensedijk Holding B.V.           B.V.            40000103   100.00
MBO Kruseman Van Eltenweg B.V.            B.V.            40000254   100.00
MBO Kruseman Van Eltenweg Grond B.V.      B.V.            40000255   100.00
MBO Kruseman Van Eltenweg Holding B.V.    B.V.            40000253   100.00
MBO LaFarga S.A.                          S.A.            40000067   100.00
MBO Marienburg B.V.                       B.V.            40000073   100.00
MBO Morisson Ltd.                         Ltd.            40000028    50.00
MBO North America Finance B.V.            B.V.            40000081   100.00
MBO Oranjerie B.V.                        B.V.            40000193   100.00
MBO Oranjerie Grond B.V.                  B.V.            40000192   100.00
MBO Oranjerie Holding B.V.                B.V.            40000191   100.00
MBO Pleintoren B.V.                       B.V.            40000261   100.00
MBO Pleintoren Holding B.V.               B.V.            40000259   100.00
MBO Riho C.V.                             C.V.            40000112   100.00
MBO Stadspoort B.V.                       B.V.            40000210   100.00
MBO Stadspoort Grond B.V.                 B.V.            40000209   100.00
MBO Stadspoort Holding B.V.               B.V.            40000208   100.00
MBO Vastgoed Lease B.V.                   B.V.            40000104   100.00
MBO Via Catarina B.V.                     B.V.            40000076   100.00
MBO Walburg Grond B.V.                    B.V.            20001026   100.00
MBO Willem II Singel B.V.                 B.V.            40000207   100.00
MBO Willem II Singel Grond B.V.           B.V.            40000206   100.00
MBO Willem II Singel Holding B.V.         B.V.            40000205   100.00
MBO Zuidplein II B.V.                     B.V.            40000121   100.00
MBO Zuidplein II Grond B.V.               B.V.            40000084   100.00
MBO Zuidplein II Holding B.V.             B.V.            40000082   100.00
MC-BBL Eastern European (Holdings)        Ltd.            20002079    50.66
Medallion Insurance (Edmonton) Ltd.       Ltd.                       100.00
Medicine Hat Insurance Inc.               Inc.                       100.00
Melifluo B.V.                             B.V.            20000453   100.00
Mercantile Equities Ltd.                  Ltd.            10001428   100.00
Mercantile Mutual Financial Services Ltd. Ltd.            10001438   100.00
Mercantile Mutual Insurance (Australia)
 Ltd                                      Ltd.            10001427   100.00
Mercantile Mutual Insurance (N.S.W
 Workers Compensation) Ltd.               Ltd.            10001434   100.00
Mercantile Mutual Insurance (SA Workers
 Compensation) Ltd.                       Ltd.            10001497   100.00
Mercantile Mutual Insurance (Workers
 Compensation) Ltd.                       Ltd.            10001433   100.00
Mercantile Mutual Insurance Equities      Ltd.            10001432   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
MBO Brinkstraat Holding B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Camargo SA                            Hermosilla nr.29                                          Madrid            Spain
MBO Catharijnesingel B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Catharijnesingel Grond B.V.           Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Catharijnesingel Holding B.V.         Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO De Hamershof II B.V.                  Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO De Hamershof II Grond B.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO De Hamershof II Holding B.V.          Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Dommelstaete Holding B.V.             Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Emmasingel B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Emmasingel Grond B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Emmasingel Holding B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Guyotplein B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Guyotplein Grond B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Guyotplein Holding B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Kousteensedijk B.V.                   Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Kousteensedijk Grond B.V.             Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Kousteensedijk Holding B.V.           Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Kruseman Van Eltenweg B.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Kruseman Van Eltenweg Grond B.V.      Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Kruseman Van Eltenweg Holding B.V.    Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO LaFarga S.A.                          Hermosilla nr.29                                          Madrid            Spain
MBO Marienburg B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Morisson Ltd.                         51 Melville Street, Atholl House                          Edinburgh         United Kingdom
MBO North America Finance B.V.            Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Oranjerie B.V.                        Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Oranjerie Grond B.V.                  Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Oranjerie Holding B.V.                Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Pleintoren B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Pleintoren Holding B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Riho C.V.                             Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Stadspoort B.V.                       Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Stadspoort Grond B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Stadspoort Holding B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Vastgoed Lease B.V.                   Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Via Catarina B.V.                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Walburg Grond B.V.                    Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Willem II Singel B.V.                 Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Willem II Singel Grond B.V.           Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Willem II Singel Holding B.V.         Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Zuidplein II B.V.                     Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Zuidplein II Grond B.V.               Schenkkade 65                             2595 AS         Den Haag          Netherlands
MBO Zuidplein II Holding B.V.             Schenkkade 65                             2595 AS         Den Haag          Netherlands
MC-BBL Eastern European (Holdings)        Route de Esch 52                          2965            Luxembourg        Luxembourg
Medallion Insurance (Edmonton) Ltd.       11120 - 178th Street                       AB T5S 1P2     Edmonton          Canada
Medicine Hat Insurance Inc.               3094 Dunmore Road SE                       AB T1B 2X2     Medicine Hat      Canada
Melifluo B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Mercantile Equities Ltd.                  Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Financial Services
 Ltd.                                     Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Insurance (Australia)
 Ltd.                                     Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Insurance (N.S.W.
 Workers Compensation) Ltd.               Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Insurance (SA Workers
 Compensation) Ltd.                       Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Insurance (Workers
 Compensation) Ltd.                       Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Insurance Equities      Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
MBO Brinkstraat Holding B.V.                        Holding                        No             No             No
MBO Camargo SA                                      Management Company (general)   No             No             No
MBO Catharijnesingel B.V.                           Real Estate Buildings          No             No             No
MBO Catharijnesingel Grond B.V.                     Real Estate Soil               No             No             No
MBO Catharijnesingel Holding B.V.                   Holding                        No             No             No
MBO De Hamershof II B.V.                            Real Estate Buildings          No             No             No
MBO De Hamershof II Grond B.V.                      Real Estate Soil               No             No             No
MBO De Hamershof II Holding B.V.                    Holding                        No             No             No
MBO Dommelstaete Holding B.V.                       Holding                        No             No             No
MBO Emmasingel B.V.                                 Real Estate Buildings          No             No             No
MBO Emmasingel Grond B.V.                           Real Estate Soil               No             No             No
MBO Emmasingel Holding B.V.                         Holding                        No             No             No
MBO Guyotplein B.V.                                 Real Estate Buildings          No             No             No
MBO Guyotplein Grond B.V.                           Real Estate Soil               No             No             No
MBO Guyotplein Holding B.V.                         Holding                        No             No             No
MBO Kousteensedijk B.V.                             Real Estate Buildings          No             No             No
MBO Kousteensedijk Grond B.V.                       Real Estate Soil               No             No             No
MBO Kousteensedijk Holding B.V.                     Holding                        No             No             No
MBO Kruseman Van Eltenweg B.V.                      Real Estate Buildings          No             No             No
MBO Kruseman Van Eltenweg Grond B.V.                Real Estate Soil               No             No             No
MBO Kruseman Van Eltenweg Holding B.V.              Holding                        No             No             No
MBO LaFarga S.A.                                    Real Estate Exploitation       No             No             No
MBO Marienburg B.V.                                 Real Estate Exploitation       No             No             No
MBO Morisson Ltd.                                   Real Estate Exploitation       No             No             No
MBO North America Finance B.V.                      Finance Company                No             No             No
MBO Oranjerie B.V.                                  Real Estate Buildings          No             No             No
MBO Oranjerie Grond B.V.                            Real Estate Soil               No             No             No
MBO Oranjerie Holding B.V.                          Holding                        No             No             No
MBO Pleintoren B.V.                                 Real Estate Buildings          No             No             No
MBO Pleintoren Holding B.V.                         Holding                        No             No             No
MBO Riho C.V.                                       Holding                        No             No             No
MBO Stadspoort B.V.                                 Real Estate Buildings          No             No             No
MBO Stadspoort Grond B.V.                           Real Estate Soil               No             No             No
MBO Stadspoort Holding B.V.                         Holding                        No             No             No
MBO Vastgoed Lease B.V.                             Lease                          No             No             No
MBO Via Catarina B.V.                               Holding                        No             No             No
MBO Walburg Grond B.V.                              Real Estate Soil               No             No             No
MBO Willem II Singel B.V.                           Real Estate Buildings          No             No             No
MBO Willem II Singel Grond B.V.                     Real Estate Soil               No             No             No
MBO Willem II Singel Holding B.V.                   Holding                        No             No             No
MBO Zuidplein II B.V.                               Real Estate Buildings          No             No             No
MBO Zuidplein II Grond B.V.                         Real Estate Soil               No             No             No
MBO Zuidplein II Holding B.V.                       Holding                        No             No             No
MC-BBL Eastern European (Holdings)                  Holding                        No             No             No
Medallion Insurance (Edmonton) Ltd.                 Inactive                       No             No             No
Medicine Hat Insurance Inc.                         Insurance Agency               No             No             No
Melifluo B.V.                                       Investment Company             No             No             No
Mercantile Equities Ltd.                            Financial Services             No             No             No
Mercantile Mutual Financial Services Ltd.           Financial Services             No             No             No
Mercantile Mutual Insurance (Australia) Ltd.        Insurance: General             No             No             No
Mercantile Mutual Insurance
 (N.S.W. Workers Compensation) Ltd.                 Insurance: General             No             No             No
Mercantile Mutual Insurance
 (SA Workers Compensation) Ltd.                     Insurance: General             No             No             No
Mercantile Mutual Insurance
 (Workers Compensation) Ltd.                        Insurance: General             No             No             No
Mercantile Mutual Insurance Equities                Investment Management          No             No             No

                                                                     TOTAL
COMPANY NAME                              LEGAL FORM     ING CODE   OWNED %  BOARD Y/N
--------------------------------------------------------------------------------------
Mercantile Mutual Staff Retirement Fund
 Pty Limited                              Ltd.            10001504   100.00
Mercantile Mutual Worksure Limited        Ltd.            10001496   100.00
Mercurius Beheer B.V.                     B.V.            20000612   100.00
MFSC Insurance Agency of Massachusetts,
 Inc.                                     Inc.            50000389   100.00
MFSC Insurance Agency of Ohio, Inc.       Inc.            50000390   100.00
MFSC Insurance Agency of Texas, Inc.      Inc.            50000388   100.00
Mia Ofice Americas, Inc.                  Inc.            10001455   100.00
Middelburger Poort B.V.                   B.V.            50000121   100.00
Middenbank Curacao N.V.                   N.V.            20000213   100.00
Midwestern United Life Insurance Company  Inc.            10000885   100.00
Mijcene B.V.                              B.V.            20001560   100.00
Minewell Limited                          Ltd.            50001083   100.00
Minnaar Holding B.V.                      B.V.            20001654   100.00
Miopia B.V.                               B.V.            20002008   100.00
MKB Advies Deelnemingen B.V.              N.V.            20000051   100.00
MKB Adviseurs B.V.                        B.V.            20000355   100.00
MKB Beleggingen B.V.                      B.V.            20000239   100.00
MKB Card B.V.                             B.V.            20001025    50.00
MKB Investments B.V.                      B.V.            20001194   100.00
MKB Punt B.V.                             B.V.            20000415   100.00
MKB Vliehors II B.V.                      B.V.            20000772   100.00
MKL Rentals Limited                       Ltd.            20001145   100.00
MM Broker Services Limited                Ltd.            50000347   100.00
MML Properties Pty. Ltd.                  Ltd.            10001426   100.00
Molenweide B.V.                           B.V.            20001158    71.02
Moneyramp.com Ltd.                        Ltd.                       100.00
Monna N.V.                                Ltd.            20000892   100.00
Morche B.V.                               B.V.            20001550   100.00
Morgex Insurance Group Ltd.               Ltd.                       100.00
Motores Generales                         S.A. de C.V.                99.84
Movir Financele Diensten B.V.             B.V.            50000896   100.00
Movir N.V.                                N.V.            10000018   100.00
Mucc N.V.                                 N.V.            20002195    33.33
Muguet B.V.                               B.V.            20001156   100.00
Muidergracht Onroerend Goed B.V.          B.V.            20001946   100.00
Mularis N.V.                              N.V.            20002387   100.00
Mullens Nominees Pty Ltd. (MNPL)          Ltd.            50000666   100.00
Muller Bouwparticipatie B.V.              B.V.            40000093   100.00
MultiAccess B.V.                          B.V.            20000975   100.00
Multicover B.V.                           B.V.            20001240   100.00
Multi-Financial Group, Inc.               Inc.            50000391   100.00
Multi-Financial Securities Corporation
 of Arizona, Inc.                         Inc.                       100.00
Multi-Financial Securities Corporation
 of California, Inc.                      Inc.            50000908   100.00
Multi-Financial Securities Corporation
 of Nevada, Inc.                          Inc.            50000909   100.00
Mundaka B.V.                              B.V.            50000060   100.00
Mustang B.V.                              B.V.            20001912   100.00
Muteka B.V.                               B.V.            20001495   100.00
N&M Holding N.V.                          N.V.            20001684   100.00
N.N. US Realty Corp.                      Corp.           10000826   100.00
N.V. Arnhemsche Hypotheekbank voor
 Nederland                                N.V.            10000072   100.00
N.V. Arubaanse Verzekeringsagenturen      N.V.            10000841   100.00
N.V. Balmore                              N.V.            50000524   100.00
N.V. Belegging- en beheermaatschappij
 "Keizersgracht"                          N.V.            10001449   100.00
N.V. Haagsche
 Herverzekering-Maatschappij van 1836     N.V.            10000026   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Mutual Staff Retirement Fund
 Pty Limited                              Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercantile Mutual Worksure Limited        Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Mercurius Beheer B.V.                                                                               Utrecht           Netherlands
MFSC Insurance Agency of Massachusetts,
 Inc.                                     46 Accord Park Drive                      MA 02061        Norwell (MA)      United States
                                                                                                                       of America
MFSC Insurance Agency of Ohio, Inc.       7555 Hobby Horse Lane                     OH 44060        Concord (OH)      United States
                                                                                                                       of America
MFSC Insurance Agency of Texas, Inc.      730 McKay Lane                            TX 76571        Salado (TX)       United States
                                                                                                                       of America
Mia Ofice Americas, inc.                  5780 Powers Ferry Road NW                 GA 30327-4390   Atlanta           United States
                                                                                                                       of America
Middelburger Poort B.V.                   Mr Treublaan 7                            1097 DP         Amsterdam         Netherlands
Middenbank Curacao N.V.                   Kaya W.F.G.(Jombi) Mensing 14                             Willemstad
                                                                                                     Curacao          Netherlands
                                                                                                                       Antilles
Midwestern United Life Insurance Company                                                            Fort Wayne (Ind.) United States
                                                                                                                       of America
Mijcene B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Minewell Limited                          8/F Three Exchange Square, 8 Connaught
                                           Place, Central                                           Hong Kong         Hong Kong
Minnaar Holding B.V.                      Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Miopia B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
 MKB Advies Deelnemingen B.V.             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKB Adviseurs B.V.                        Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKB Beleggingen B.V.                      Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKB Card B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKB Investments B.V.                      Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKB Punt B.V.                             Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKB Vliehors II B.V.                      Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
MKL Rentals Limited                       107 Cheapside                             EC2V 6HJ        Londen            United Kingdom
MM Broker Services Limited                Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
MML Properties Pty. Ltd.                  Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Molenweide B.V.                           Bijlmerplein 888                          1102 MG         Amsterdam
                                                                                                     Zuidoost         Netherlands
Moneyramp.com Ltd.                        590 Graham Drive                           ON P1B 7S1     North Bay         Canada
Monna N.V.                                Kaya W.F.G. (Jombi) Mensing 14                            Willemstad        Netherlands
                                                                                                     Curacao           Antilles
Morche B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam
                                                                                                     Zuidoost         Netherlands
Morgex Insurance Group Ltd.               11120 - 178th Street                      AB T5S 1P2      Edmonton          Canada
Motores Generales                         Periferico Sur 3325, 10th Floor, Col. San
                                           Geranimo Aculco                          10400           Mexico City       Mexico
Movir Financele Diensten B.V.             Brugwal 1                                 3432 NZ         Nieuwegein        Netherlands
Movir N.V.                                Brugwal 1                                 3432 NZ         Nieuwegein        Netherlands
Mucc N.V.                                                                                           Antwerpen         Belgium
Muguet B.V.                               Bijlmerplein 888                          1102 MG         Amsterdam
                                                                                                     Zuidoost         Netherlands
Muidergracht Onroerend Goed B.V.          Mr. Treublaan 7                           1097 DP         Amsterdam         Netherlands
Mularis N.V.                              Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
Mullens Nominees Pty Ltd. (MNPL)          Level 13, 347 Kent Street                 NSW 2000        Sydney            Australia
Muller Bouwparticipatie B.V.              Schenkkade 65                             2595 AS         Den Haag          Netherlands
MultiAccess B.V.                          Ketelmeerstraat 192                       8226 JX         Lelystad          Netherlands
Multicover B.V.                           Bijlmerplein 888                          1102 MG         Amsterdam         Netherlands
                                                                                                     Zuidoost
Multi-Financial Group, Inc.               370 17th Street, Suite 5000               CO 80202        Denver (Colorado) United States
                                                                                                                       of America
Multi-Financial Securities Corporation of                                                                             United States
 Arizona, Inc.                            370 17th Street, Suite 5000               CO 80202        Denver (Colorado)  of America
Multi-Financial Securities Corporation of                                                                             United States
 California, Inc.                         370 17th Street, Suite 5000               CO 80202        Denver (Colorado)  of America
Multi-Financial Securities Corporation of                                                                             United States
 Nevada, Inc.                             370 17th Street, Suite 5000               CO 80202        Denver (Colorado)  of America
Mundaka B.V.                              Drentestraat 24                           1083 HK         Amsterdam         Netherlands
Mustang B.V.                              Bijlmerplein 888                          1102 MG         Amsterdam ZuidoostNetherlands
Muteka B.V.                               Prinses Irenestraat 61                    1077 WV         Amsterdam         Netherlands
N&M Holding N.V.                          Kaya Flamboyan 9                                          Curacao           Netherlands
                                                                                                                       Antilles
N.N. US Realty Corp.                      100 West Tenth Street                                     Wilmington (Del.) United States
N.V. Arnhemsche Hypotheekbank voor                                                                                     of America
 Nederland                                Weena 505                                 3013 AL         Rotterdam         Netherlands
N.V. Arubaanse Verzekeringsagenturen      Lloyd G. Smith Boulevard 162, Punto Brabo                 Oranjestad        Aruba
N.V. Balmore                              Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands
N.V. Belegging- en beheermaatschappij
 "Keizersgracht"                          Keizersgracht 165                         1016 DP         Amsterdam         Netherlands
N.V. Haagsche Herverzekering-Maatschappij
 van 1836                                 Amstelveenseweg 500                       1081 KL         Amsterdam         Netherlands

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Mutual Staff Retirement Fund
 Pty Limited                                        Trust Company                  No             No             No
Mercantile Mutual Worksure Limited                  Insurance: General             No             No             No
Mercurius Beheer B.V.                               Management Company (general)   No             No             No
MFSC Insurance Agency of Massachusetts, Inc.        Insurance Agency               No             No             No
MFSC Insurance Agency of Ohio, Inc.                 Insurance Agency               No             No             No
MFSC Insurance Agency of Texas, Inc.                Insurance Agency               No             No             No
Mia Ofice Americas, Inc.                            Management Company (general)   No             No             No
Middelburger Poort B.V.                             Real Estate Exploitation       No             No             No
Middenbank Curacao N.V.                             General Bank                   No             No             No
Midwestern United Life Insurance Company            Life Insurance                 No             No             No
Mijcene B.V.                                        Investment Company             No             No             No
Minewell Limited                                    Management Company (General)   No             No             No
Minnaar Holding B.V.                                Cash Company                   No             No             No
Miopia B.V.                                         Cash Company                   No             No             No
MKB Advies Deelnemingen B.V.                        Equity Management              No             No             No
MKB Adviseurs B.V.                                  Consultancy                    No             No             No
MKB Beleggingen B.V.                                Investment Company             No             No             No
MKB Card B.V.                                       Creditcard Company             No             No             No
MKB Investments B.V.                                Investment Company             No             No             No
MKB Punt B.V.                                       Consultancy                    No             No             No
MKB Vliehors II B.V.                                Venture Capital                No             No             No
MKL Rentals Limited                                 Special Purpose Vehicle        No             No             No
MM Broker Services Limited                          Life Insurance                 No             No             No
MML Properties Pty. Ltd.                            Real Estate: General           No             No             No
Molenweide B.V.                                     Cash Company                   No             No             No
Moneyramp.com Ltd.                                  Internet Service Provider      No             No             No
Monna N.V.                                          Financial Services             No             No             No
Morche B.V.                                         Cash Company                   No             No             No
Morgex Insurance Group Ltd.                         Insurance Agency               No             No             No
Motores Generales                                   Financial Services             No             No             No
Movir Financele Diensten B.V.                       Financial Services             No             No             No
Movir N.V.                                          Insurance: Health              No             No             No
Mucc N.V.                                           Financial Services             No             No             No
Muguet B.V.                                         Cash Company                   No             No             No
Muidergracht Onroerend Goed B.V.                    Real Estate: General           No             No             No
Mularis N.V.                                        Cash Company                   No             No             No
Mullens Nominees Pty Ltd. (MNPL)                    Financial Services             No             No             No
Muller Bouwparticipatie B.V.                        Real Estate: General           No             No             No
MultiAccess B.V.                                    Management Company (general)   No             No             No
Multicover B.V.                                     Cash Company                   No             No             No
Multi-Financial Group, Inc.                         Holding                        No             No             No
Multi-Financial Securities Corporation
 of Arizona, Inc.                                   Insurance Agency               No             No             No
Multi-Financial Securities Corporation
 of California, Inc.                                Insurance Agency               No             No             No
Multi-Financial Securities Corporation
 of Nevada, Inc.                                    Insurance Agency               No             No             No
Mundaka B.V.                                        Cash Company                   No             No             No
Mustang B.V.                                        Cash Company                   No             No             No
Muteka B.V.                                         Management Company (general)   No             No             No
N&M Holding N.V.                                    Venture Capital                No             No             No
N.N. US Realty Corp.                                Real Estate: General           No             No             No
N.V. Arnhemsche Hypotheekbank voor Nederland        Mortgage bank                  No             No             No
N.V. Arubaanse Verzekeringsagenturen                Insurance broker               No             No             No
N.V. Balmore                                        Miscellaneous                  No             No             No
N.V. Belegging- en beheermaatschappij
 "Keizersgracht"                                    Investment Company             No             No             No
N.V. Haagsche Herverzekering-Maatschappij
 van 1836                                           Dormant Company                No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
--------------------------------------------------------------------------------------
N.V. Instituut voor
 Ziekenhuisfinanciering                   N.V.            20000469   100.00
N.V. Nationale Borg-Maatschappij          N.V.            10001450   100.00
N.V. Nationale Volksbank                  N.V.            20000672   100.00
N.V. Square Montgomery                    N.V.            10000710   100.00
N.V. Surinaamse Verzekeringsagenturen     N.V.            10000852   100.00
N.V. Zeker Vast Gaasperdam                N.V.            20001984   100.00
Nagata Pty Limited                        Ltd.            10001498   100.00
National Alliance for Independent
 Portfolio Managers, Inc.                 Inc.            50000940   100.00
Nationale Hypotheekbank N.V.              N.V.            20001923   100.00
Nationale Nederlanden Pojistovna a.s.     JSC             50000754   100.00
Nationale Omnium N.V.                     N.V.            10000845   100.00
Nationale-Nederland Life Insurance
 Company S.A.                             S.A.            50000290   100.00
Nationale-Nederlanden (UK) Ltd.           Ltd.            10000851   100.00
Nationale-Nederlanden Agencia de Valores
 S.A.                                     S.A.            10001476   100.00
Nationale-Nederlanden Beleggingsrekening
 N.V.                                     N.V.            10000685   100.00
Nationale-Nederlanden Bouwfonds 1975 B.V. B.V.            10000067   100.00
Nationale-Nederlanden Bouwfonds 1976 B.V. B.V.            10000068   100.00
Nationale-Nederlanden CSFR Intervest
 s.r.o                                    S.R.O.          10000717   100.00
Nationale-Nederlanden CSFR Real Estate
 v.o.s.                                   V.O.S.          10000718   100.00
Nationale-Nederlanden Financiele
 Diensten B.V.                            B.V.            20001212   100.00
Nationale-Nederlanden Financiering
 Maatschappij B.V.                        B.V.            10000050   100.00
Nationale-Nederlanden Greek General
 Insurance Company S.A.                   S.A.            50000287   100.00
Nationale-Nederlanden Holdinvest B.V.     B.V.            10000056   100.00
Nationale-Nederlanden Hungary Real
 Estate Kft                               Kft.            10000716   100.00
Nationale-Nederlanden Hypotheekbedrijf
 N.V.                                     B.V.            10000058   100.00
Nationale-Nederlanden Interfinance B.V.   B.V.            10000085   100.00
Nationale-Nederlanden Internationale
 Schadeverzekering N.V.                   N.V.            10000017   100.00
Nationale-Nederlanden Intertrust B.V.     B.V.            10000005   100.00
Nationale-Nederlanden Intervest 52 B.V.   B.V.            10000693   100.00   Yes
Nationale-Nederlanden Intervest II B.V.   B.V.            10000020   100.00
Nationale-Nederlanden Intervest IV B.V.   B.V.            10000044   100.00
Nationale-Nederlanden Intervest IX B.V.   B.V.            10000049   100.00
Nationale-Nederlanden Intervest V B.V.    B.V.            10000045   100.00
Nationale-Nederlanden Intervest XI B.V.   B.V.            10000081   100.00
Nationale-Nederlanden Intervest XII B.V.  B.V.            10000082   100.00
Nationale-Nederlanden Levensverzekering
 Maatschappij N.V.                        N.V.            10000015   100.00
Nationale-Nederlanden Nederland B.V.      B.V.            10000084   100.00
Nationale-Nederlanden Overseas Finance
 and Investment Company                   Ltd.            10000850   100.00
Nationale-Nederlanden Pensioen Diensten
 B.V.                                     B.V.            10000538   100.00
Nationale-Nederlanden Poist'ovna A.S      A.S.            10001474   100.00
Nationale-Nederlanden Polska S.A.         S.A.            10000051   100.00
Nationale-Nederlanden Real Estate
 Limited                                  Plc.            10000679        -
Nationale-Nederlanden Schadeverzekering
 Maatschappij N.V.                        N.V.            10000016   100.00
Nationale-Nederlanden Vermogensbeheer
 B.V.                                     B.V.            10000010   100.00
Nationale-Nederlanden Zorgverzekering
 N.V.                                     N.V.            10000528   100.00
Nederlandse Financieringsmaatschappij
 voor Ontwikkelingslanden N.V.            N.V.            20000091     9.02
Nedermex Limited N.V.                     N.V.            20001727   100.00
Need-Based Holding B.V.                   B.V.            50000061   100.00
Netherlands Caribbean Bank N.V.           N.V.            20001704    51.00
Netherlands Life Insurance Company Ltd    Ltd.            10001540   100.00
New Flag Euro High Yield Plc.             Plc.                            -   Yes
New Immo-Schuman s.a.                     S.A.            20002081   100.00
Newco Mexico (SCA)                        S.C.A.                      49.00
Nexuslore Limited                         Ltd.            50000139   100.00

COMPANY NAME                               ADDRESS                                  POSTAL CODE     CITY              COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
N.V. Instituut voor
 Ziekenhuisfinanciering                    Herculesplein 5                          3508 AC         Utrecht           Netherlands
N.V. Nationale Borg-Maatschappij           Keizersgracht 165                        1016 DP         Amsterdam         Netherlands
N.V. Nationale Volksbank                   James Wattstraat 79                      1079 DL         Amsterdam         Netherlands
N.V. Square Montgomery                     Marcel Thirylaan 204                     1200            Brussel           Belgium
N.V. Surinaamse Verzekeringsagenturen                                                               Paramaribo        Surinam
N.V. Zeker Vast Gaasperdam                 Mr. Treublaan 7                          1097 DP         Amsterdam         Netherlands
Nagata Pty Limited                         Level 13, 347 Kent Street                NSW 2000        Sydney            Australia
National Alliance for Independent
 Portfolio Managers, Inc.                  3424 Peachtree Road NE, suite 1900       GA 30326        Atlanta (Ga.)     United States
                                                                                                                       of America
Nationale Hypotheekbank N.V.               Mr. Treublaan 7                          1097 DP         Amsterdam         Netherlands
Nationale Nederlanden Pojistovna a.s.      Nadrazni 344/25                          150 00          Prague            Czech Republic
Nationale Omnium N.V.                      Frankrijklei 1                           2000            Antwerpen         Belgium
Nationale-Nederland Life Insurance
 Company S.A.                              198, Syngrou Avenue, Kallithea                           Athens            Greece
Nationale-Nederlanden (UK) Ltd.                                                                     Folkestone        United Kingdom
Nationale-Nederlanden Agencia de
 Valores S.A.                                                                                       Madrid            Spain
Nationale-Nederlanden
 Beleggingsrekening N.V.                   Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Bouwfonds 1975 B.V.  Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Bouwfonds 1976 B.V.  Amstelveenseweg 500                      1081 KL         Amsterdam         Netherlands
Nationale-Nederlanden CSFR Intervest
 s.r.o.                                    Nadrazni 344/25                          150 00          Praag             Czech Republic
Nationale-Nederlanden CSFR Real Estate
 v.o.s.                                    Nadrazni 344/25                          150 00          Praag             Czech Republic
Nationale-Nederlanden Financiele Diensten
 B.V.                                      James Wattstraat 79 (Europahuis)         1097 DL         Amsterdam         Netherlands
Nationale-Nederlanden Financiering
 Maatschappij B.V.                         Weena 505                                3013 AL         Rotterdam         Netherlands
Nationale-Nederlanden Greek General
 Insurance Company S.A.                    198, Syngrou Avenue, Kallithea                           Athens            Greece
Nationale-Nederlanden Holdinvest B.V.      Amstelveenseweg 500                      1081 KL         Amsterdam         Netherlands
Nationale-Nederlanden Hungary Real Estate
 Kft.                                      Andrassy ut 9                            H-1061          Budapest          Hungary
Nationale-Nederlanden Hypotheekbedrijf
 N.V.                                      Weena 505                                3013 AL         Rotterdam         Netherlands
Nationale-Nederlanden Interfinance B.V.    Amstelveenseweg 500                      1081 KL         Amsterdam         Netherlands
Nationale-Nederlanden Internationale
 Schadeverzekering N.V.                    Amstelveenseweg 500                      1081 KL         Amsterdam         Netherlands
Nationale-Nederlanden Intertrust B.V.      Amstelveenseweg 500                      1081 KL         Amsterdam         Netherlands
Nationale-Nederlanden Intervest 52 B.V.    Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Intervest II B.V.    Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Intervest IV B.V.    Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Intervest IX B.V.    Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Intervest V B.V.     Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Intervest XI B.V.    Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Intervest XII B.V.   Schenkkade 65                            2595 AS         Den Haag          Netherlands
Nationale-Nederlanden Levensverzekering
 Maatschappij N.V.                         Weena 505                                1313 AL         Rotterdam         Netherlands
Nationale-Nederlanden Nederland B.V.       Amstelveenseweg 500                      1081 KL         Amsterdam         Netherlands
Nationale-Nederlanden Overseas Finance
 and Investment Company                                                                             Londen            United Kingdom
Nationale-Nederlanden Pensioen Diensten
 B.V.                                      Weena 505                                3013 AL         Rotterdam         Netherlands
Nationale-Nederlanden Poist'ovna A.S.                                                               Bratislava        Slovakia
Nationale-Nederlanden Polska S.A.          Ul. Ludna 2                              00-406          Warsaw            Poland
Nationale-Nederlanden Real Estate Limited                                                           Londen            United Kingdom
Nationale-Nederlanden Schadeverzekering
 Maatschappij N.V.                         Beatrixlaan 35                           2595 AK         Den Haag          Netherlands
Nationale-Nederlanden Vermogensbeheer B.V. Prinses Beatrixlaan 15                   2595 AK         Den Haag          Netherlands
Nationale-Nederlanden Zorgverzekering N.V. Beatrixlaan 35                           2595 AK         Den Haag          Netherlands
Nederlandse Financieringsmaatschappij
 voor Ontwikkelingslanden N.V.             Bezuidenhoutseweg 62                     2509 AB         Den Haag          Netherlands
Nedermex Limited N.V.                      Kaya W.F.G. Mensing 14                                   Curacao           Netherlands
                                                                                                                       Antilles
Need-Based Holding B.V.                    Bijlmerplein 888                         1102 MG         Amsterdam
                                                                                                     Zuidoost         Netherlands
Netherlands Caribbean Bank N.V.            Kaya W.F.G. Mensing 14                                   Curacao           Cuba
Netherlands Life Insurance Company Ltd     Soosong-dong 1461-1, Leema-Bldg,
                                            Chongro-ku                              110-140         Seoul             South Korea
New Flag Euro High Yield Plc.              IFSC House, International Financial
                                            Services Centre                         1               Dublin            Ireland
New Immo-Schuman s.a.                      24 Avenue Marnix                         1000            Bruxelles         Belgium
Newco Mexico (SCA)                         Batallon de San Patricio 111-20, Col.
                                            Valle Oriente C.P.                      66269           Monterrey         Mexico
Nexuslore Limited                          107 Cheapside                            EC2V GHJ        London            United Kingdom

COMPANY NAME                                        ACTIVITY                       BROKER/DEALER? MARKET MAKER? INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
N.V. Instituut voor Ziekenhuisfinanciering          Finance Company                No             No             No
N.V. Nationale Borg-Maatschappij                    Insurance: General             No             No             No
N.V. Nationale Volksbank                            Finance Company                No             No             No
N.V. Square Montgomery                              Real Estate Exploitation       No             No             No
N.V. Surinaamse Verzekeringsagenturen               Insurance broker               No             No             No
N.V. Zeker Vast Gaasperdam                          Real Estate Management         No             No             No
Nagata Pty Limited                                  Dormant                        No             No             No
National Alliance for Independent Portfolio
 Managers, Inc.                                     Insurance Agency               No             No             No
Nationale Hypotheekbank N.V.                        Hypotheek/Mortgage bank        No             No             No
Nationale Nederlanden Pojistovna a.s                Life Insurance                 No             No             No
Nationale Omnium N.V.                               Insurance: General             No             No             No
Nationale-Nederland Life Insurance Company S.A.     Insurance: Life                No             No             No
Nationale-Nederlanden (UK) Ltd.                     Insurance: General             No             No             No
Nationale-Nederlanden Agencia de Valores S.A.                                      No             No             No
Nationale-Nederlanden Beleggingsrekening N.V.       Custody                        No             No             No
Nationale-Nederlanden Bouwfonds 1975 B.V.           RE: Asset Management           No             No             No
Nationale-Nederlanden Bouwfonds 1976 B.V.           RE: Asset Management           No             No             No
Nationale-Nederlanden CSFR Intervest s.r.o          Real Estate: General           No             No             No
Nationale-Nederlanden CSFR Real Estate v.o.s.       Real Estate: General           No             No             No
Nationale-Nederlanden Financiele Diensten B.V.      Financial Services             No             No             No
Nationale-Nederlanden Financiering
 Maatschappij B.V.                                  Finance Company                No             No             No
Nationale-Nederlanden Greek General Insurance
 Company S.A.                                       Insurance: General             No             No             No
Nationale-Nederlanden Holdinvest B.V.               RE: Asset Management           No             No             No
Nationale-Nederlanden Hungary Real Estate Kft       Real Estate: General           No             No             No
Nationale-Nederlanden Hypotheekbedrijf N.V.         Mortgage Bank                  No             No             No
Nationale-Nederlanden Interfinance B.V.             Finance Company                No             No             No
Nationale-Nederlanden Internationale
 Schadeverzekering N.V.                             Insurance: Accident            No             No             No
Nationale-Nederlanden Intertrust B.V.               Asset Management               No             No             No
Nationale-Nederlanden Intervest 52 B.V.             Asset Management               No             No             No
Nationale-Nederlanden Intervest II B.V.             Asset Management               No             No             No
Nationale-Nederlanden Intervest IV B.V.             RE: Asset Management           No             No             No
Nationale-Nederlanden Intervest IX B.V.             RE: Asset Management           No             No             No
Nationale-Nederlanden Intervest V B.V.              RE: Asset Management           No             No             No
Nationale-Nederlanden Intervest XI B.V.             Real Estate Investments        No             No             No
Nationale-Nederlanden Intervest XII B.V.            RE: Asset Management           No             No             No
Nationale-Nederlanden Levensverzekering
 Maatschappij N.V.                                  Insurance: Life & General      No             No             No
Nationale-Nederlanden Nederland B.V.                Management Company (general)   No             No             No
Nationale-Nederlanden Overseas Finance and
 Investment Company                                 Finance Company                No             No             No
Nationale-Nederlanden Pensioen Diensten B.V.        Pension Services               No             No             No
Nationale-Nederlanden Poist'ovna A.S                Insurance: General             No             No             No
Nationale-Nederlanden Polska S.A.                   Life Insurance                 No             No             No
Nationale-Nederlanden Real Estate Limited           Real Estate: General           No             No             No
Nationale-Nederlanden Schadeverzekering
 Maatschappij N.V.                                  Insurance: Accident            No             No             No
Nationale-Nederlanden Vermogensbeheer B.V.          Asset Management               No             No             No
Nationale-Nederlanden Zorgverzekering N.V.          Insurance: Health              No             No             No
Nederlandse Financieringsmaatschappij voor
 Ontwikkelingslanden N.V.                           Finance Company                No             No             No
Nedermex Limited N.V.                               Equity Management              No             No             No
Need-Based Holding B.V.                             Cash Company                   No             No             No
Netherlands Caribbean Bank N.V.                     General Bank                   No             No             No
Netherlands Life Insurance Company Ltd              Insurance: General             No             No             No
New Flag Euro High Yield Plc.                       Investment Fund                No             No             No
New Immo-Schuman s.a.                               Real Estate Management         No             No             No
Newco Mexico (SCA)                                                                 No             No             No
Nexuslore Limited                                   Lease                          No             No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Neyrad B.V.                               B.V.            50000790   100.00
NG Vastgoed Silver Forum B.V.             B.V.            40000216   100.00
NIDDA Grundstucks-und Beteiligungs-GmbH   GmbH            50000241    98.23
Nieuwenhuis en Soer Assurantien B.V.      B.V.            10001309   100.00
Nigra Verwaltung GmbH & Co., 11.
 Vermietungs KG                           GmbH            20002642    26.44
Nigra Verwaltung GmbH & Co., Objekt
 Dresden Heidenau KG                      GmbH            20002643    26.44
Nivo Investments B.V.                     B.V.            20000917   100.00
NMB Equity Participations N.V.            N.V.            20000385   100.00
NMB-Heller Holding N.V.                   N.V.            20000040    50.00
NMB-Heller Ltd.                           Ltd.            20001496   100.00
NMB-Heller N.V.                           N.V.            20000804   100.00
NMB-Heller Zweigniederlassung Neuss       GmbH            20000954   100.00
NN (UK General) Ltd.                      Ltd.            10001381   100.00
NN Capital Management                     ?               10001405   100.00
NN Funds Limited                          Ltd.            10001404   100.00
NN Lease SRL                              S.R.L.          50000943   100.00
NN Life Insurance Company of Canada       ?               10000825   100.00
NN Maple Leaf Ltd.                        Ltd.            10000733   100.00
NNA Pty Limited                           Ltd.            10001486   100.00
NNI Clarion CDV, LLC                      LLC                        100.00
NNI Clarion Development, LLC              LLC                        100.00
Nofegol Beheer B.V.                       B.V.            20000200   100.00
Noord Lease B.V.                          B.V.            20000638   100.00
Noordster v.o.f.                          V.O.F.          20000732    50.00
Noordwester Hypotheken N.V.               N.V.            10000625   100.00
Norlic, Inc.                              Inc.            50000197   100.00
North Bay Mortgages.ca Services Ltd.      Ltd.                       100.00
North Star Insurance Services Ltd.        Ltd.                       100.00
Northeastern Corporation                  Inc.            50000374   100.00
Northern Group Insurance Managers Ltd.    Ltd.                       100.00
Novasalud Peru S.A.(Entidad Ptrestadora
 de Salud)                                S.A.                        50.00
NSI Global Trade Park B.V.                B.V.            50000570   100.00
NSI Holding 13 B.V.                       B.V.            50000571   100.00
NSI Holding 3 B.V.                        B.V.            50000062   100.00
NSI Holding 7 B.V.                        B.V.            50000585   100.00
NSI Rivium B.V.                           B.V.            50000573   100.00
Nubahold B.V.                             B.V.            50000063   100.00
NWNL Benefits LLC                         LLC             50000196   100.00
Oakfield Registrars Limited               Ltd.            50001084    98.00
OB Heller AS                              A.S.            20001480    50.00
OCB Beheer B.V.                           B.V.            20001659   100.00
Office Grundstucksverwaltungsgesellschaft
 mbH                                      KG              50000242    98.23
Okalia N.V.                               N.V.            20001728   100.00
Olivacea B.V.                             B.V.            20000971   100.00
Onroerend Goed Maatschappij
 Stadhouderslaan Spanje B.V.              B.V.            10000224    50.00
Ontwikkelingscombinatie IMW               B.V.            40000077    46.00
Ontwikkelingsmaatschappij Noordrand B.V.  B.V.            40000100    33.33
Oostermij B.V.                            B.V.            10000641   100.00
Oosterwind '01 B.V.                       B.V.            50001061   100.00
Optimix Investment Management Limited     Ltd.            50000327   100.00
Orange Healthcare, Inc.                   Inc.            50001024   100.00
Oranje Poort B.V.                         B.V.            20001995   100.00
Orcinus B.V.                              B.V.            20000490   100.00
Oscar Smit's Bank N.V.                    N.V.            20000128    99.51

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Neyrad B.V.                               Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
NG Vastgoed Silver Forum B.V.             Schenkkade 65                             2595 AS      Den Haag             Netherlands
NIDDA Grundstucks-und Beteiligungs-GmbH   Bockenheimer Landstrasse 10               60323        Frankfurt am Main    Germany
Nieuwenhuis en Soer Assurantien B.V.      Stationsweg 2                             7941 HD      Meppel               Netherlands
Nigra Verwaltung GmbH & Co., 11.
 Vermietungs KG                           Georgsplatz 8                             30159        Hannover             Germany
Nigra Verwaltung GmbH & Co., Objekt
 Dresden Heidenau KG                      Georgsplatz 8                             30159        Hannover             Germany
Nivo Investments B.V.                                                                            Utrecht              Netherlands
NMB Equity Participations N.V.            Kaya W.F.G.(Jombi) Mensing 14                          Willemstad Curacao   Netherlands
                                                                                                                       Antilles
NMB-Heller Holding N.V.                   Runnenburg 30                             3981 AZ      Bunnik               Netherlands
NMB-Heller Ltd.                           Park House 22 Park Street                 CK9 1RD      Croydon              United Kingdom
NMB-Heller N.V.                           Runnenburg 30                             3981 AZ      Bunnik               Netherlands
NMB-Heller Zweigniederlassung Neuss                                                              Dusseldorf           Germany
NN (UK General) Ltd.                                                                             Folkestone           United Kingdom
NN Capital Management                     1 Concorde Gate, Don Mills                M3C 3N6      Toronto (Ontario)    Canada
NN Funds Limited                          1 Concorde Gate, Don Mills                M3C 3N6      Toronto (Ontario)    Canada
NN Lease SRL                              6A Barbu Delavrancea Street,
                                               sector 1, B                          71304        Bucharest            Romania
NN Life Insurance Company of Canada       1 Concorde Gate, Don Mills                M3C 3N6      Toronto (Ontario)    Canada
NN Maple Leaf Ltd.                        1 Concorde Gate, Don Mills                M3C 3N6      Toronto (Ontario)    Canada
NNA Pty Limited                           Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
NNI Clarion CDV, LLC                      335 Madison Avenue                        NY 10017     New York             United States
                                                                                                                       of America
NNI Clarion Development, LLC              335 Madison Avenue                        NY 10017     New York             United States
                                                                                                                       of America
Nofegol Beheer B.V.                       Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Noord Lease B.V.                          Lavendelweg 7                             9703 LM      Groningen            Netherlands
Noordster v.o.f.                          Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Noordwester Hypotheken N.V.               Weena 505                                 3013 AL      Rotterdam            Netherlands
Norlic, Inc.                              Century Square, Suite 1000, 1504
                                           4th Avenue                               WA 98101     Seattle              United States
                                                                                                                       of America
North Bay Mortgages.ca Services Ltd.      590 Graham Drive                          ON P1B 7S1   North Bay            Canada
North Star Insurance Services Ltd.        300 Lakeshore Drive                       ON P1A 3V2   North Bay            Canada
Northeastern Corporation                  4601 Fairfax Drive                        VA 22203     Arlington            United States
                                                                                                                       of America
Northern Group Insurance Managers Ltd.    1580 20th St. East                        ON N4K 5P7   Owen Sound           Canada
Novasalud Peru S.A. (Entidad Ptrestadora
 de Salud)                                Avenue Central, 1er, Piso 2, San Isidro   27           Lima                 Peru
NSI Global Trade Park B.V.                Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
NSI Holding 13 B.V.                       Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
NSI Holding 3 B.V.                        Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
NSI Holding 7 B.V.                        Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
NSI Rivium B.V.                           Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Nubahold B.V.                             Drentestraat 24                           1083 HK      Amsterdam            Netherlands
NWNL Benefits LLC                         20 Washington Avenue South                MN 55401     Minneapolis          United States
                                                                                                                       of America
Oakfield Registrars Limited               Bourne House, 34 Beckenham Road           BR3 4TU      Beckenham            United Kingdom
OB Heller AS                              Americka 31                               120 00       Praag                Czech Republic
OCB Beheer B.V.                           Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Office
 Grundstucksverwaltungsgesellschaft mbH   Bockenheimer Landstrasse 10               60323        Frankfurt am Main    Germany
Okalia N.V.                               Julianaplein 22                                        Curacao              Netherlands
                                                                                                                       Antilles
Olivacea B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Onroerend Goed Maatschappij
 Stadhouderslaan Spanje B.V.              Schenkkade 65                             2595 AS      Den Haag             Netherlands
Ontwikkelingscombinatie IMW               Schenkkade 65                             2595 AS      Den Haag             Netherlands
Ontwikkelingsmaatschappij Noordrand B.V.  Schenkkade 65                             2595 AS      Den Haag             Netherlands
Oostermij B.V.                            Schenkkade 65                             2595 AS      Den Haag             Netherlands
Oosterwind '01 B.V.                       Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
Optimix Investment Management Limited     Level 8, 10 Barrack Street                NSW 2000     Sydney               Australia
Orange Healthcare, Inc.                   104 Herrera Street, Legaspi Village       1229         Makati City          Philippines
Oranje Poort B.V.                         Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Orcinus B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Oscar Smit's Bank N.V.                    Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands

COMPANY NAME                              ACTIVITY                              BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------------
Neyrad B.V.                               Lease                                 No              No             No
NG Vastgoed Silver Forum B.V.             Real Estate: General                  No              No             No
NIDDA Grundstucks-und Beteiligungs-GmbH   Real Estate: General                  No              No             No
Nieuwenhuis en Soer Assurantien B.V.      Insurance broker                      No              No             No
Nigra Verwaltung GmbH & Co., 11.
 Vermietungs KG                           Real Estate: General                  No              No             No
Nigra Verwaltung GmbH & Co., Objekt
 Dresden Heidenau KG                      Real Estate: General                  No              No             No
Nivo Investments B.V.                     Management Company (general)          No              No             No
NMB Equity Participations N.V.            Investment Company                    No              No             No
NMB-Heller Holding N.V.                   Holding                               No              No             No
NMB-Heller Ltd.                           Factoring                             No              No             No
NMB-Heller N.V.                           Factoring                             No              No             No
NMB-Heller Zweigniederlassung Neuss       Factoring                             No              No             No
NN (UK General) Ltd.                      Insurance: General                    No              No             No
NN Capital Management                     Insurance: General                    No              No             No
NN Funds Limited                          Fund Management                       No              No             No
NN Lease SRL                              Lease                                 No              No             No
NN Life Insurance Company of Canada       Life Insurance                        No              No             No
NN Maple Leaf Ltd.                        Insurance: General                    No              No             No
NNA Pty Limited                           Dormant                               No              No             No
NNI Clarion CDV, LLC                      Real Estate Management                No              No             No
NNI Clarion Development, LLC              Real Estate Management                No              No             No
Nofegol Beheer B.V.                       Investment Company                    No              No             No
Noord Lease B.V.                          Lease                                 No              No             No
Noordster v.o.f.                          Insurance Agency                      No              No             No
Noordwester Hypotheken N.V.               Hypotheek/Mortgage bank               No              No             No
Norlic, Inc.                              Insurance: General                    No              No             No
North Bay Mortgages.ca Services Ltd.      Inactive                              No              No             No
North Star Insurance Services Ltd.        Inactive                              No              No             No
Northeastern Corporation                  Holding                               No              No             No
Northern Group Insurance Managers Ltd.    Inactive                              No              No             No
Novasalud Peru S.A. (Entidad Ptrestadora
 de Salud)                                Life Insurance                        No              No             No
NSI Global Trade Park B.V.                Cash Company                          No              No             No
NSI Holding 13 B.V.                       Cash Company                          No              No             No
NSI Holding 3 B.V.                        Cash Company                          No              No             No
NSI Holding 7 B.V.                        Cash Company                          No              No             No
NSI Rivium B.V.                           Cash Company                          No              No             No
Nubahold B.V.                             Cash Company                          No              No             No
NWNL Benefits LLC                         Employee Benefits                     No              No             No
Oakfield Registrars Limited               Service Company                       No              No             No
OB Heller AS                              Finance Company                       No              No             No
OCB Beheer B.V.                           Cash Company                          No              No             No
Office
 Grundstucksverwaltungsgesellschaft mbH   Management Company (general)          No              No             No
Okalia N.V.                               Investment Services                   No              No             No
Olivacea B.V.                             Investment Company                    No              No             No
Onroerend Goed Maatschappij
 Stadhouderslaan Spanje B.V.              Real Estate Management                No              No             No
Ontwikkelingscombinatie IMW               Real Estate Development               No              No             No
Ontwikkelingsmaatschappij Noordrand B.V.  Real Estate Development               No              No             No
Oostermij B.V.                            Management Company (general)          No              No             No
Oosterwind '01 B.V.                       Lease                                 No              No             No
Optimix Investment Management Limited     Trust Company                         No              No             No
Orange Healthcare, Inc                    Health Insurance                      No              No             No
Oranje Poort B.V.                         Real Estate Management                No              No             No
Orcinus B.V.                              Investment Company                    No              No             No
Oscar Smit's Bank N.V                     Equity Management                     No              No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
OUB Optimix Funds Management Limited      Ltd.            50000751   100.00
Oxley Insurance Brokers Pty. Ltd.         Ltd.            50000892   100.00
P. Nienhuis Houdstermaatschappij          B.V.            20001556   100.00
P.F. Kruyder Beheer B.V.                  B.V.            50000047   100.00
P.T. ING Indonesia Bank                   PT              20000345    85.00
Paarse Poort B.V.                         B.V.            20001993   100.00
Pacific Mutual Australia Limited          Ltd.            10001516   100.00
Pacific-Aetna Life Insurance Co. Ltd.     Ltd.                        49.00
Page Matteau et associes inc.             Inc.                       100.00
Paguma B.V.                               B.V.            50000064   100.00
Palino B.V.                               B.V.            20000750   100.00
Pandora Investments B.V.                  B.V.            50000574   100.00
Paramito B.V.                             B.V.            20001474   100.00
Parcom Service B.V.                       B.V.            50000992   100.00
Parcom Ventures N.V.                      N.V.            50000990   100.00
Parnership Planning Ltd.                  Ltd.            10001509   100.00
Paromola B.V.                             B.V.            20001057   100.00
Paronyme B.V.                             B.V.            20000037   100.00
Pascal Sutherland Holding B.V.            B.V.            20002029   100.00
Passport Holding GmbH                     GmbH            20002626    41.16
PDJ Beheer B.V.                           B.V.            50000065   100.00
Pedralva B.V.                             B.V.            20001206   100.00
Pedregal B.V.                             B.V.            50000080   100.00
Pendola B.V.                              B.V.            20000425   100.00
Pennington, Bass & Associates, Inc.       Inc.            50000937   100.00
Pensioen- en Spaaradviesburo Vellinga
 B.V.                                     B.V.            10001273   100.00
Pensiones Comercial America               S.A. de C.V.                99.84
Pensiones Peru S.A.                       S.A.                       100.00
Penstik Pty Ltd                           Ltd.            50000352   100.00
Penuria B.V.                              B.V.            20000426   100.00
Perey-Melis Assurantieadviseurs B.V.      B.V.            10001310   100.00
Perola Belegging B.V.                     B.V.            20000180   100.00
Perotis B.V.                              B.V.            20002009   100.00
Pertusa B.V.                              B.V.            20001673   100.00
Peter Tromp Alphen aan den Rijn Beheer
 B.V.                                     B.V.            20001799   100.00
Pfennings-Noten Beheer B.V.               B.V.            50000067   100.00
PFP Holdings, L.P.                        L.P.            50000305   100.00
Phobos Beleggingen                        B.V.            20001533   100.00
Piedmont Asset Advisors LLC               LLC             50000968   100.00
Pilgrim Advisory Funds, Inc               Inc.                            -
Pilgrim Asia Pacific Equity Fund                                          -
Pilgrim Bank and Thrift Fund, Inc.                                        -
Pilgrim Financial, Inc                    Inc.            50000199   100.00
Pilgrim LargeCap Leader Fund                                              -
Pilgrim MidCap Value Fund                                                 -
Planned Investment Resources, Inc.        Inc.            50000938   100.00
Planned Investments, Inc.                 Inc.            50000939   100.00
Plinius Verwaltungs AG                    AG              50000244    98.23
PLJ Holdings Limited                      Ltd.            50001048   100.00
Ploon B.V.                                B.V.            50000960   100.00
PMG Agency, Inc                           Inc.            50000410   100.00
Poderio B.V.                              B.V.            50000068   100.00
Poitras Larue Rondeau inc.                Inc.                       100.00
Policy Extra Holdings Limited             Ltd.            20000471    49.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE    CITY                COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
OUB Optimix Funds Management Limited      1 Raffles Place #17-00                    048616         Singapore           Singapore
Oxley Insurance Brokers Pty. Ltd.         Level 13, 347 Kent Street                 NSW 2000       Sydney              Australia
P. Nienhuis Houdstermaatschappij          Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
P.F. Kruyder Beheer B.V.                  Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
P.T. ING Indonesia Bank                   52-53 Jalan Jendral Sudirman Kav.         12190          Jakarta             Indonesia
Paarse Poort B.V.                         Mr Treublaan 7                            1097 DP        Amsterdam           Netherlands
Pacific Mutual Australia Limited          Level 13, 347 Kent Street                 NSW 2000       Sydney              Australia
Pacific-Aetna Life Insurance Co. Ltd.     Room 509, 2352 Pudong South Road                         Shanghai            China
Page Matteau et associes inc.             1300 Notre-Dame                           PQ G9A 5H1     Trois-Rivieres      Canada
Paguma B.V.                               Drentestraat 24                           1083 HK        Amsterdam           Netherlands
Palino B.V.                               Bijlmerplein 888                          1102 MG        Amsterdam           Netherlands
Pandora Investments B.V.                  Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Paramito B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Parcom Service B.V.                       Olympia 4c                                1213 NT        Hilversum           Netherlands
Parcom Ventures N.V.                      Olympia 4c                                1213 NT        Hilversum           Netherlands
Parnership Planning Ltd.                  Level 13, 347 Kent Street                 NSW 2000       Sydney              Australia
Paromola B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Paronyme B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Pascal Sutherland Holding B.V.            Bijlmerplein 888                          1102 MG        Amsterdam           Netherlands
Passport Holding GmbH                     Bockenheimer Landstrasse 10               60323          Frankfurt am Main   Germany
PDJ Beheer B.V.                           Amstelveenseweg 500                       1081 KL        Amsterdam           Netherlands
Pedralva B.V.                             Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Pedregal B.V.                             Amstelveenseweg 500                       1081 KL        Amsterdam           Netherlands
Pendola B.V.                              Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Pennington, Bass & Associates, Inc.       3424 Peachtree Road NE, suite 1900        GA 30326       Atlanta (Ga.)       United States
                                                                                                                        of America
Pensioen- en Spaaradviesburo Vellinga
 B.V.                                     Acacialaan 5                              3941 JP        Doorn               Netherlands
Pensiones Comercial America               Periferico Sur 3325, 10th Floor,
                                           Col. San Geranimo Aculco                 10400          Mexico City         Mexico
Pensiones Peru S.A.                       Avenue Central, 1er, Piso 2, San Isidro   27             Lima                Peru
Penstik Pty Ltd                           Level 13, 347 Kent Street                 NSW 2000       Sydney              Australia
Penuria B.V.                              Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Perey-Melis Assurantieadviseurs B.V.      Brouwerstraat 2-4                         6051 AA        Maasbracht          Netherlands
Perola Belegging B.V.                     Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Perotis B.V.                              Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Pertusa B.V.                              Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Peter Tromp Alphen aan den Rijn Beheer
 B.V.                                     Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Pfennings-Noten Beheer B.V.               Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
PFP Holdings, L.P.                        5780 Powers Ferry Road NW                 GA 30327       Atlanta (Ga.)       United States
                                                                                                                        of America
Phobos Beleggingen                        Bijlmerplein 888                          1102 MG        Amsterdam Zuidoost  Netherlands
Piedmont Asset Advisors LLC               Park 80, West Plaza Two                   NJ 07663       Saddle Brook        United States
                                                                                                                        of America
Pilgrim Advisory Funds, Inc                                                                                            United States
                                                                                                                        of America
Pilgrim Asia Pacific Equity Fund                                                                                       United States
                                                                                                                        of America
Pilgrim Bank and Thrift Fund, Inc.                                                                                     United States
                                                                                                                        of America
Pilgrim Financial, Inc                    7337 East Doubletree Ranch Road           AZ 85258-2043  Scottsdale          United States
                                                                                                                        of America
Pilgrim LargeCap Leader Fund                                                                                           United States
                                                                                                                        of America
Pilgrim MidCap Value Fund                                                                                              United States
                                                                                                                        of America
Planned Investment Resources, Inc.        3424 Peachtree Road NE, suite 1900        GA 30326       Atlanta (Ga.)       United States
                                                                                                                        of America
Planned Investments, Inc.                 3424 Peachtree Road NE, suite 1900        GA 30326       Atlanta (Ga.)       United States
                                                                                                                        of America
Plinius Verwaltungs AG                    Bockenheimer Landstrasse 10               60323          Frankfurt am Main   Germany
PLJ Holdings Limited                      2818 Two Pacific Place, 88 Queensway                     Hong Kong           Hong Kong
Ploon B.V.                                Kaya Wfg (Jombi) Mensing 14                              Curacao             Netherlands
                                                                                                                        Antilles
PMG Agency, Inc                           1931 Georgetown Road                      OH 44326       Hudson              United States
                                                                                                                        of America
Poderio B.V.                              Drentestraat 24                           1083 HK        Amsterdam           Netherlands
Poitras Larue Rondeau inc.                3925 boul. Rachel est                     PQ H1X 3G8     Montreal            Canada
Policy Extra Holdings Limited                                                                      Isle of Man         United
                                                                                                                        Kingdom

COMPANY NAME                              ACTIVITY               BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
---------------------------------------------------------------------------------------------------------------------
OUB Optimix Funds Management Limited      Investment Management  No              No             No
Oxley Insurance Brokers Pty. Ltd.         Insurance Agency       No              No             No
P. Nienhuis Houdstermaatschappij          Cash Company           No              No             No
P.F. Kruyder Beheer B.V.                  Cash Company           No              No             No
P.T. ING Indonesia Bank                   General Bank           No              No             No
Paarse Poort B.V.                         Real Estate Management No              No             No
Pacific Mutual Australia Limited          Holding                No              No             No
Pacific-Aetna Life Insurance Co. Ltd.     Life Insurance         No              No             No
Page Matteau et associes inc.             Insurance broker       No              No             No
Paguma B.V.                               Cash Company           No              No             No
Palino B.V.                               Investment Company     No              No             No
Pandora Investments B.V.                  Cash Company           No              No             No
Paramito B.V.                             Investment Company     No              No             No
Parcom Service B.V.                       Service Company        No              No             No
Parcom Ventures N.V.                      Venture Capital        No              No             No
Parnership Planning Ltd.                  Investment Advisory    No              No             No
Paromola B.V.                             Investment Company     No              No             No
Paronyme B.V.                             Investment Company     No              No             No
Pascal Sutherland Holding B.V.            Cash Company           No              No             No
Passport Holding GmbH                     Holding                No              No             No
PDJ Beheer B.V.                           Holding                No              No             No
Pedralva B.V.                             Cash Company           No              No             No
Pedregal B.V.                             Holding                No              No             No
Pendola B.V.                              Investment Company     No              No             No
Pennington, Bass & Associates, Inc.       Insurance Agency       No              No             No
Pensioen- en Spaaradviesburo Vellinga B.V.Insurance broker       No              No             No
Pensiones Comercial America               Financial Services     No              No             No
Pensiones Peru S.A.                       Pension Fund           No              No             No
Penstik Pty Ltd                           Management Company     No              No             No
                                           (general)
Penuria B.V.                              Cash Company           No              No             No
Perey-Melis Assurantieadviseurs B.V.      Insurance broker       No              No             No
Perola Belegging B.V.                     Cash Company           No              No             No
Perotis B.V.                              Investment Company     No              No             No
Pertusa B.V.                              Cash Company           No              No             No
Peter Tromp Alphen aan den Rijn Beheer
 B.V.                                     Cash Company           No              No             No
Pfennings-Noten Beheer B.V.               Cash Company           No              No             No
PFP Holdings, L.P.                        Real Estate            No              No             No
                                           Management
Phobos Beleggingen                        Cash Company           No              No             No
Piedmont Asset Advisors LLC               Insurance Agency       No              No             No
Pilgrim Advisory Funds, Inc               Investment Fund        No              No             No
Pilgrim Asia Pacific Equity Fund          Investment Fund        No              No             No
Pilgrim Bank and Thrift Fund, Inc.        Investment Fund        No              No             No
Pilgrim Financial, Inc                    Mutual Fund Operator   No              No             No
Pilgrim LargeCap Leader Fund              Investment Fund        No              No             No
Pilgrim MidCap Value Fund                 Investment Fund        No              No             No
Planned Investment Resources, Inc.        Insurance Agency       No              No             No
Planned Investments, Inc.                 Insurance Agency       No              No             No
Plinius Verwaltungs AG                    Financial Services     No              No             No
PLJ Holdings Limited                                             No              No             No
Ploon B.V.                                Miscellaneous          No              No             No
PMG Agency, Inc                           Insurance Agency       No              No             No
Poderio B.V.                              Cash Company           No              No             No
Poitras Larue Rondeau inc.                Insurance broker       No              No             No
Policy Extra Holdings Limited             Financial Services     No              No             No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Portefeuille Staete B.V.                  B.V.            10000576   100.00
Portelas B.V.                             B.V.            20001205   100.00
Postbank @Internetfonds N.V.              N.V.            20002393        -   Y
Postbank Aandelenfonds N.V.               N.V.            20000819        -   Y
Postbank Amerikafonds N.V.                N.V.            20002394        -   Y
Postbank Australia Pty. Ltd.              Ltd.            10001440   100.00
Postbank Beleggingsfonds N.V.             N.V.            20000818        -   Y
Postbank Beleggingsfondsen Beheer B.V.    B.V.            20000817   100.00
Postbank Beleggingsfondsen Bewaar B.V.    B.V.            20000825   100.00
Postbank Biotechnologie Fonds N.V.        N.V.                            -   Y
Postbank Chipper Beheer B.V.              B.V.            20001652   100.00
Postbank Communicatie Technologie Fonds
 N.V.                                     N.V.            20002357        -   Y
Postbank Duurzaam Aandelen Fonds N.V.     N.V.                            -   Y
Postbank Easy Blue Beleggersfonds N.V.    N.V.            20002358        -   Y
Postbank Energie Fonds N.V.               N.V.                            -   Y
Postbank Euro Aandelen Fonds N.V.         N.V.            20001998        -   Y
Postbank Euro Small Caps Fonds N.V.       N.V.                            -   Y
Postbank Farmacie Fonds                   N.V.            20002399        -   Y
Postbank Financiele Wereldfonds           N.V.                            -   Y
Postbank Groen N.V.                       N.V.            20000394   100.00
Postbank Hoog Dividend Aandelen Fonds
 N.V.                                     N.V.            20002522        -   Y
Postbank Hoog Dividend Obligatie Fonds
 N.V.                                     N.V.                            -   Y
Postbank I.T. Fonds N.V.                  N.V.            20001797        -   Y
Postbank Interfinance B.V.                B.V.            20000751   100.00
Postbank Levensverzekering N.V.           N.V.            10000028   100.00
Postbank Mix Paraplufonds N.V.            N.V.                            -   Y
Postbank MultiMediafonds N.V.             N.V.            50000091        -   Y
Postbank Nederlandfonds N.V.              N.V.            20001468        -   Y
Postbank Obligatie Fonds N.V.             N.V.            20000820        -   Y
Postbank Obligatiefonds Beheer B.V.       B.V.            20000824   100.00
Postbank Opkomende Landenfonds N.V.       N.V.            20002483        -   Y
Postbank Regio Paraplufonds N.V.          N.V.                            -   Y
Postbank Schadeverzekering N.V.           N.V.            10000006   100.00
Postbank Spaardividendfonds N.V.          N.V.                            -   Y
Postbank Spaargroeifonds N.V.             N.V.                            -   Y
Postbank Thema Paraplufonds N.V.          N.V.                            -   Y
Postbank Vastgoedfonds N.V.               N.V.            20002000        -   Y
Postbank Verzekeringen Beheer
 Maatschappij B.V.                        B.V.            10000215   100.00
Postbank Verzekeringen Bewaar
 Maatschappij B.V.                        B.V.            10000524   100.00
Postbank WereldMerkenfonds N.V.           N.V.            20001795       -   Y
Postbank Zip Beheer B.V.                  B.V.            10000150   100.00
Postbank-Lease B.V.                       B.V.            20000639   100.00
Postigo B.V.                              B.V.            20001544   100.00
Postkantoren B.V.                         B.V.            20000930    50.00
Powers Ferry Properties Investments, Inc. Inc.                       100.00
Powszechne Towarzystwo Emerytalne
 Nationale-Nederlanden Polska S.A         S.A.            50000313   100.00
Pradales B.V.                             B.V.            20001643   100.00
Prena Belegging B.V.                      B.V.            50000587   100.00
Prepilus B.V.                             B.V.            20001611   100.00
Prestamo B.V.                             B.V.            20000438   100.00
Prigest S.A                               S.A.            50000514    31.59
Prime Credit Property Finance Limited     Ltd.            50000887   100.00
PrimeVest Insurance Agency of
 Alabama, Inc                             Inc.            50000201   100.00
Primevest Insurance Agency of
 Nevada Inc.                              Inc.            50000724   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Portefeuille Staete B.V.                  Schenkkade 65                             2595 AS      Den Haag             Netherlands
Portelas B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Postbank @Internetfonds N.V.              Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Aandelenfonds N.V.               Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Amerikafonds N.V.                Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Australia Pty. Ltd.              347 Kent Street                           NSW 2000     Sydney               Australia
Postbank Beleggingsfonds N.V.             Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Beleggingsfondsen Beheer B.V.    Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Beleggingsfondsen Bewaar B.V.    Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Biotechnologie Fonds N.V.        Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Chipper Beheer B.V.              Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Communicatie Technologie Fonds
 N.V.                                     Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Duurzaam Aandelen Fonds N.V.     Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Easy Blue Beleggersfonds N.V.    Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Energie Fonds N.V.               Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Euro Aandelen Fonds N.V.         Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Euro Small Caps Fonds N.V.       Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Farmacie Fonds                   Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Financiele Wereldfonds           Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Groen N.V.                       Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Hoog Dividend Aandelen Fonds
 N.V.                                     Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Hoog Dividend Obligatie Fonds
 N.V.                                     Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank I.T. Fonds N.V.                  Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Interfinance B.V.                Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Levensverzekering N.V.           Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Mix Paraplufonds N.V.            Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank MultiMediafonds N.V.             Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Nederlandfonds N.V.              Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Obligatie Fonds N.V.             Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Obligatiefonds Beheer B.V.       Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Opkomende Landenfonds N.V.       Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Regio Paraplufonds N.V.          Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Schadeverzekering N.V.           Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Spaardividendfonds N.V.          Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Spaargroeifonds N.V.             Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Thema Paraplufonds N.V.          Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Vastgoedfonds N.V.               Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Verzekeringen Beheer
 Maatschappij B.V.                        Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Postbank Verzekeringen Bewaar
 Maatschappij B.V.                        Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Postbank WereldMerkenfonds N.V.           Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank Zip Beheer B.V.                  Haarlemmerweg 520                         1014 BL      Amsterdam            Netherlands
Postbank-Lease B.V.                                                                              Amsterdam            Netherlands
Postigo B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Postkantoren B.V.                         Stationsweg 10                            9726 AC      Groningen            Netherlands
Powers Ferry Properties Investments, Inc. 5780 Powers Ferry Road NW                 GA 30327     Atlanta (Ga.)        United States
                                                                                                                       of America
Powszechne Towarzystwo Emerytalne
 Nationale-Nederlanden Polska S.A         Ul. Ludna 2                               00-406       Warsaw               Poland
Pradales B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Prena Belegging B.V.                      Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Prepilus B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Prestamo B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Prigest S.A                               4, place Vendome                          75001        Paris                France
Prime Credit Property Finance Limited     Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
PrimeVest Insurance Agency of
 Alabama, Inc.                            400 First Street South, Suite 300         MN 56301     St Cloud             United States
                                                                                                                        of America
Primevest Insurance Agency                400 First Street South, Suite 300         MN 56301     St Cloud             United States
 of Nevada Inc.                                                                                                         of America

COMPANY NAME                              ACTIVITY                        BROKER/DEALER?  MARKET MAKER?  INVESTMENT ADVISORY?
-----------------------------------------------------------------------------------------------------------------------------
Portefeuille Staete B.V.                  Real Estate Management          No              No              No
Portelas B.V.                             Cash Company                    No              No              No
Postbank @Internetfonds N.V.              Investment Fund                 No              No              No
Postbank Aandelenfonds N.V.               Investment Fund                 No              No              No
Postbank Amerikafonds N.V.                Investment Fund                 No              No              No
Postbank Australia Pty. Ltd.              Management Company              No              No              No
                                           (general)
Postbank Beleggingsfonds N.V.             Investment Fund                 No              No              No
Postbank Beleggingsfondsen Beheer B.V.    Management Company              No              No              No
                                           (general)
Postbank Beleggingsfondsen Bewaar B.V.    Custody                         No              No              No
Postbank Biotechnologie Fonds N.V.        Investment Fund                 No              No              No
Postbank Chipper Beheer B.V.              Management Company              No              No              No
                                           (general)
Postbank Communicatie Technologie Fonds
 N.V.                                     Investment Fund                 No              No              No
Postbank Duurzaam Aandelen Fonds N.V.     Investment Fund                 No              No              No
Postbank Easy Blue Beleggersfonds N.V.    Investment Fund                 No              No              No
Postbank Energie Fonds N.V.               Investment Fund                 No              No              No
Postbank Euro Aandelen Fonds N.V.         Investment Fund                 No              No              No
Postbank Euro Small Caps Fonds N.V.       Investment Fund                 No              No              No
Postbank Farmacie Fonds                   Investment Fund                 No              No              No
Postbank Financiele Wereldfonds           Investment Fund                 No              No              No
Postbank Groen N.V.                       General Bank                    No              No              No
Postbank Hoog Dividend Aandelen Fonds
 N.V.                                     Investment Fund                 No              No              No
Postbank Hoog Dividend Obligatie Fonds
 N.V.                                     Investment Fund                 No              No              No
Postbank I.T. Fonds N.V.                  Investment Fund                 No              No              No
Postbank Interfinance B.V.                Management Company              No              No              No
                                           (general)
Postbank Levensverzekering N.V.           Insurance: Life                 No              No              No
Postbank Mix Paraplufonds N.V.            Investment Fund                 No              No              No
Postbank MultiMediafonds N.V.             Investment Fund                 No              No              No
Postbank Nederlandfonds N.V.              Investment Fund                 No              No              No
Postbank Obligatie Fonds N.V.             Investment Fund                 No              No              No
Postbank Obligatiefonds Beheer B.V.       Management Company              No              No              No
                                           (general)
Postbank Opkomende Landenfonds N.V.       Investment Fund                 No              No              No
Postbank Regio Paraplufonds N.V.          Investment Fund                 No              No              No
Postbank Schadeverzekering N.V.           Insurance: General              No              No              No
Postbank Spaardividendfonds N.V.          Investment Fund                 No              No              No
Postbank Spaargroeifonds N.V.             Investment Fund                 No              No              No
Postbank Thema Paraplufonds N.V.          Investment Fund                 No              No              No
Postbank Vastgoedfonds N.V.               Investment Fund                 No              No              No
Postbank Verzekeringen Beheer
 Maatschappij B.V.                        Asset Management                No              No              No
Postbank Verzekeringen Bewaar
 Maatschappij B.V.                        Custody                         No              No              No
Postbank WereldMerkenfonds N.V.           Investment Fund                 No              No              No
Postbank Zip Beheer B.V.                  Service Company                 No              No              No
Postbank-Lease B.V.                       Lease                           No              No              No
Postigo B.V.                              Cash Company                    No              No              No
Postkantoren B.V.                         Operation Company
                                           (general)                      No              No              No
Powers Ferry Properties
 Investments, Inc.                        Real Estate Management          No              No              No
Powszechne Towarzystwo Emerytalne
Nationale-Nederlanden Polska S.A          Pension Fund                    No              No              No
Pradales B.V.                             Cash Company                    No              No              No
Prena Belegging B.V.                      Cash Company                    No              No              No
Prepilus B.V.                             Cash Company                    No              No              No
Prestamo B.V.                             Cash Company                    No              No              No
Prigest S.A.                              Investment Management           No              No              No
Prime Credit Property Finance Limited     Real Estate: General            No              No              No
PrimeVest Insurance Agency of Alabama,
 Inc.                                     Insurance Agency                No              No              No
Primevest Insurance Agency                Insurance Agency                No              No              No
 of Nevada Inc.

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
PrimeVest Insurance Agency of New
 Mexico, Inc.                             Inc.            50000202   100.00
PrimeVest Insurance Agency of Ohio,
 Inc                                      Inc.            50000203   100.00
Primevest Insurance Agency of Oklahoma,
 Inc                                      Inc.            50000883   100.00
Primevest Insurance Agency of Texas,
 Inc                                      Inc.            50000882   100.00
Primevest Insurance Agency of Wyoming,
 Inc                                      Inc.            50000876   100.00
Pro Technical Financial Services Ltd.     Ltd.                       100.00
Pro Technical Insurance Services Ltd.     Ltd.                       100.00
Probe Financiele Planners B.V.            B.V.            10001283   100.00
Profidas B.V.                             B.V.            10001317   100.00
Project Participation Funding Corporation Corp.           50000245    98.23
Projectontwikkeling- &
 Exploitatiemaatschappij "Kortenhorst"
 B.V.                                     B.V.            50000396   100.00
Promodeico Dutch Holding B.V.             B.V.            50000657    40.00
Proodos General Insurances S.A.           S.A.            10000898   100.00
Prosafe Investments Ltd.                  Ltd.            10001439   100.00
Prosana S.A.                              S.A.                        50.00
Prosus Services B.V.                      B.V.            50000692   100.00
Prumy Penzijni fond a.s                   A.S.            10001464   100.00
PT ING Aetna Life Indonesia               PT              50001028   100.00
PT ING Insurance Indonesia                PT              50000320    80.00
PT ING Life Indonesia                     PT              50000381    93.23
Puebla B.V.                               B.V.            20001245   100.00
Pulido B.V.                               B.V.            20001570    51.19
Pulveda B.V.                              B.V.            20001609   100.00
Punta Bravo N.V.                          N.V.                       100.00
QBE/Mercantile Mutual Marine
 Underwriting Agency Pty Limited          Ltd.            10001529   100.00
Q-Park Exploitatie B.V.                   B.V.            40000062   100.00
Q-Park N.V.                               N.V.            40000061    40.00
Q-Park Reserve II B.V.                    B.V.            40000203    50.00
Quetzal High Yield Fund                   Plc.                            -   Yes
Quichote, Inc.                            Inc.            50000363   100.00
QuickQuote Financial, Inc.                Inc.            50000364   100.00
QuickQuote Systems, Inc.                  Inc.            50000365   100.00
R.V.S. Stichting                          Stichting       10001030        -   Yes
Rabelais Evelution s.a                    S.A.            20002197    66.34
Ramus Insurance Ltd.                      Ltd.            10001483   100.00
Ravensbourne Registration Services
 Limited                                  Ltd.            50001087   100.00
Red White and Blue Capital II B.V.        B.V.            10000151   100.00
Regent Bruxelles S.A.                     S.A.            10000552    51.00
Reggese Poort B.V.                        B.V.            20001972   100.00
Rel Echo Sp Zoo                           SP Zoo          50000843   100.00
REL Fokstrot  SP Zoo                      SP Zoo          50000795   100.00
Rel Gamma Sp Zoo                          SP Zoo          50000796   100.00
REL Hektor SP Zoo                         SP Zoo          50000797   100.00
REL Ibis                                  SP Zoo          50000798   100.00
REL Project 1 Sp Zoo                      SP Zoo          50000794   100.00
ReliaStar Life Insurance Company          Corp.           50000207   100.00
ReliaStar Life Insurance Company of
 New York                                 Corp.           50000208   100.00
ReliaStar Payroll Agent, Inc              Inc.            50000211   100.00
REMA Sport Equipment BV                   B.V.            50000654   100.00
Remazon B.V.                              B.V.            20001649   100.00
Renting de Equipos e Inmuebles sa         S.A.            20001167   100.00
Rentista B.V.                             B.V.            20000300   100.00
Reoco Limited                             Ltd.            20001680   100.00
Rescit I B.V.                             B.V.            20001914   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
PrimeVest Insurance Agency of New         400 First Street South, Suite 300         MN 56301     St Cloud             United States
 Mexico, Inc.                                                                                                          of America

PrimeVest Insurance Agency of Ohio, Inc.  400 First Street South, Suite 300         MN 56301     St Cloud             United States
                                                                                                                       of America
Primevest Insurance Agency of Oklahoma,   400 First Street South, Suite 300         MN 56301     St Cloud             United States
 Inc                                                                                                                   of America

Primevest Insurance Agency of Texas, Inc. 400 First Street South, Suite 300         MN 56301     St Cloud             United States
                                                                                                                       of America
Primevest Insurance Agency of Wyoming,    400 First Street South, Suite 300         MN 56301     St Cloud             United States
 Inc                                                                                                                   of America
Pro Technical Financial Services Ltd.     300 - 1538 Foster Street                  BC V4B 3X8   White Rock           Canada
Pro Technical Insurance Services Ltd.     300 - 1538 Foster Street                  BC V4B 3X8   White Rock           Canada
Probe Financiele Planners B.V.            Lucasbolwerk 6                            3512 EG      Utrecht              Netherlands
Profidas B.V.                             Julianastraat 3                           5374 BS      Schaijk              Netherlands
Project Participation Funding Corporation                                                                             United States
                                                                                                                       of America
Projectontwikkeling- &
 Exploitatiemaatschappij "Kortenhorst"
 B.V.                                     Schenkkade 65                             2595 AS      Den Haag             Netherlands
Promodeico Dutch Holding B.V.             Dintel 51                                 5032 CN      Tilburg              Netherlands
Proodos General Insurances S.A.           198 Syngrou Avenue                        17671        Athens               Greece
Prosafe Investments Ltd.                  Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Prosana S.A.                              Av. Nueva Tajamar 481, piso 17,                        Santiago             Chile
                                            Torre Norte, Las Condes                               de Chile
Prosus Services B.V.                      Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Prumy Penzijni fond a.s.                  Nadrazni 25                               15000        Praque               Czech Republic
PT ING Aetna Life Indonesia               20-23th floor, Jalan Jendral Sudirman     12930        Jakarta              Indonesia
                                           Kav. 45-46
PT ING Insurance Indonesia                Jakarta Stock Exchange Building,          12190        Jakarta              Indonesia
                                           Tower II, 7th Floor, Jln. Jend.
                                           Sudirman
PT ING Life Indonesia                     Jakarta Stock Exchange Building,          12190        Jakarta              Indonesia
                                           Tower II, 7th Floor, Jln. Jend.
                                           Sudirman Kav 52-53
Puebla B.V.                               Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Pulido B.V.                               Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Pulveda B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Punta Bravo N.V.                          Cas Coraweg 2                             3002         Willemstad, Curacao  Netherlands
                                                                                                                       Antilles
QBE/Mercantile Mutual Marine
 Underwriting Agency Pty Limited          Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Q-Park Exploitatie B.V.                   Schenkkade 65                             2595 AS      Den Haag             Netherlands
Q-Park N.V.                               Schenkkade 65                             2595 AS      Den Haag             Netherlands
Q-Park Reserve II B.V.                    Schenkkade 65                             2595 AS      Den Haag             Netherlands
Quetzal High Yield Fund                   IFSC House, International Financial       1            Dublin               Ireland
                                           Services Centre
Quichote, Inc.                            5780 Powers Ferry Road, NW                30327        Atlanta (Ga.)        United States
                                                                                                                       of America
QuickQuote Financial, Inc.                5780 Powers Ferry Road, NW                30327        Atlanta (Ga.)        United States
                                                                                                                       of America
QuickQuote Systems, Inc.                  5780 Powers Ferry Road, NW                30327        Atlanta (Ga.)        United States
                                                                                                                       of America
R.V.S. Stichting                          Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Rabelais Evelution s.a.                                                                          Paris                France
Ramus Insurance Ltd.                                                                             Hamilton             Bermuda
Ravensbourne Registration Services        Bourne House, 34 Beckenham Road           BR3 4TU      Beckenham            United Kingdom
 Limited
Red White and Blue Capital II B.V.        Schenkkade 65                             2595 AS      Den Haag             Netherlands
Regent Bruxelles S.A.                     Kunstlaan 46                              B-1000       Brussel              Belgium
Reggese Poort B.V.                        Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Rel Echo Sp Zoo                           Plac Trzech Kryzy 10/14                   00-499       Warsaw               Poland
REL Fokstrot  SP Zoo                      Plac Trzech Kryzy 10/14                   00-499       Warsaw               Poland
Rel Gamma Sp Zoo                          Plac Trzech Kryzy 10/14                   00-499       Warsaw               Poland
REL Hektor SP Zoo                         Plac Trzech Kryzy 10/14                   00-499       Warsaw               Poland
REL Ibis                                  Plac Trzech Kryzy 10/14                   00-499       Warsaw               Poland
REL Project 1 Sp Zoo                      Plac Trzech Kryzy 10/14                   00-499       Warsaw               Poland
ReliaStar Life Insurance Company          20 Washington Avenue South                MN 55401     Minneapolis          United States
                                                                                                                       of America
ReliaStar Life Insurance Company of       1000 Woodbury Road, Suite 102             NY 11797     Woodbury             United States
 New York                                                                                                              of America
ReliaStar Payroll Agent, Inc              20 Washington Avenue South                MN 55401     Minneapolis          United States
                                                                                                                       of America
REMA Sport Equipment BV                   Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Remazon B.V.                              Herculesplein 5                           3584 AA      Utrecht              Netherlands
Renting de Equipos e Inmuebles sa         Avda.Diagonal 605 - 9e  planta            8028         Barcelona            Spain
Rentista B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Reoco Limited                                                                                    New Brunswick        Canada
Rescit I B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands

COMPANY NAME                              ACTIVITY                        BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------
PrimeVest Insurance Agency of New         Insurance Agency                No              No              No
 Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.  Insurance Agency                No              No              No
Primevest Insurance Agency of             Insurance Agency                No              No              No
 Oklahoma, Inc.
Primevest Insurance Agency of Texas, Inc. Insurance Agency                No              No              No
Primevest Insurance Agency of             Insurance Agency                No              No              No
 Wyoming, Inc.
Pro Technical Financial Services Ltd.     Service Company                 No              No              No
Pro Technical Insurance Services Ltd.     Insurance broker                No              No              No
Probe Financiele Planners B.V.            Insurance broker                No              No              No
Profidas B.V.                             Insurance broker                No              No              No
Project Participation Funding Corporation Funding                         No              No              No
Projectontwikkeling- &                    Real Estate Investments         No              No              No
 Exploitatiemaatschappij "Kortenhorst"
 B.V
Promodeico Dutch Holding B.V.             Real Estate Exploitation        No              No              No
Proodos General Insurances S.A.           Insurance                       No              No              No
Prosafe Investments Ltd.                  Investment Company              No              No              No
Prosana S.A.                              No                              No              No
Prosus Services B.V.                      Trust Company                   No              No              No
Prumy Penzijni fond a.s                   Pension Fund                    No              No              No
PT ING Aetna Life Indonesia               Life Insurance                  No              No              No
PT ING Insurance Indonesia                Life Insurance                  No              No              No
PT ING Life Indonesia                     Life Insurance                  No              No              No
Puebla B.V.                               Cash Company                    No              No              No
Pulido B.V.                               Cash Company                    No              No              No
Pulveda B.V.                              Cash Company                    No              No              No
Punta Bravo N.V.                          Miscelanious                    No              No              No
QBE/Mercantile Mutual Marine              Underwriting                    No              No              No
Underwriting Agency Pty Limited
 Q-Park Exploitatie B.V.                  Management Company (general)    No              No              No
Q-Park N.V.                               Real Estate Exploitation        No              No              No
Q-Park Reserve II B.V.                    Real Estate Exploitation        No              No              No
Quetzal High Yield Fund                   Investment Fund                 No              No              No
Quichote, Inc.                            Internet Service Provider       No              No              No
QuickQuote Financial, Inc.                Internet Service Provider       No              No              No
QuickQuote Systems, Inc.                  Internet Service Provider       No              No              No
R.V.S. Stichting                          Payment Services                No              No              No
Rabelais Evelution s.a                    Financial Services              No              No              No
Ramus Insurance Ltd.                      Insurance: General              No              No              No
Ravensbourne Registration Services        Holding                         No              No              No
 Limited
Red White and Blue Capital II B.V.        Asset Management                No              No              No
Regent Bruxelles S.A.                     Real Estate Investments         No              No              No
Reggese Poort B.V.                        Real Estate Management          No              No              No
Rel Echo Sp Zoo                           Real Estate Management          No              No              No
REL Fokstrot  SP Zoo                      Real Estate Management          No              No              No
Rel Gamma Sp Zoo                          Real Estate Management          No              No              No
REL Hektor SP Zoo                         Real Estate Management          No              No              No
REL Ibis                                  Real Estate Management          No              No              No
REL Project 1 Sp Zoo                      Real Estate Management          No              No              No
ReliaStar Life Insurance Company          Insurance Company               No              No              No
ReliaStar Life Insurance Company of       Insurance Company               No              No              No
 New York
ReliaStar Payroll Agent, Inc              Payment Services                No              No              No
REMA Sport Equipment BV                   Cash Company                    No              No              No
Remazon B.V.                              Investment Company              No              No              No
Renting de Equipos e Inmuebles sa         Lease                           No              No              No
Rentista B.V.                             Investment Company              No              No              No
Reoco Limited                             Trading Company                 No              No              No
Rescit I B.V.                             Investment Company              No              No              No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Rescoldo B.V.                             B.V.            20001765   100.00
Residential Financial Development LLC     LLC             20001434    51.00
Restinga B.V.                             B.V.            20001615   100.00
RetireInvest (No 2) Pty Ltd               Ltd.            50000354   100.00
RetireInvest (No 3) Pty Ltd               Ltd.            50000355   100.00
Richard Vendetti Insurance & Real
 Estate Ltd.                              Ltd.                       100.00
Ridderpoort Assurantien B.V.              B.V.            10001315   100.00
Rijn Gaasperdam B.V.                      B.V.            20001985   100.00
Rio Magdalena Limitada                    Ltda.                       99.00
Rocolas N.V.                              N.V.            50000081   100.00
Rodeba Deurne B.V.                        B.V.            20001642   100.00
Roelcene B.V.                             B.V.            20001559   100.00
Roelfsema & Mulder B.V.                   B.V.            10001316   100.00
Roerse Poort B.V.                         B.V.            20001973   100.00
Rogelio B.V.                              B.V.            50000069   100.00
Rokriet B.V.                              B.V.            50000070   100.00
Romex B.V.                                B.V.            50000792   100.00
Romex Holding B.V.                        B.V.            50000140   100.00
Rowanda B.V.                              B.V.            20001592   100.00
Runoto Holding B.V.                       B.V.            20002360   100.00
Runoto Leasing B.V.                       B.V.            20000656   100.00
Rutilus B.V.                              B.V.            20000978   100.00
Ruud Beins Beleggingen B.V.               B.V.            20002011   100.00
Ruud Hendriks B.V.                        B.V.            10001348   100.00
RVS Beleggingen N.V.                      N.V.            10000630   100.00
RVS Beroeps- en Bedrijfsfinanciering
 B.V.                                     B.V.            10000638   100.00
RVS Bouwfonds B.V.                        B.V.            10000636   100.00   Yes
RVS Diensten B.V.                         B.V.            10001337   100.00
RVS Financial Services N.V.               N.V.            10000849   100.00
RVS Levensverzekering N.V.                N.V.            10000012   100.00
RVS Schadeverzekering N.V.                N.V.            10000059   100.00
RVS Stichting                             Stichting                       -
RVS Verzekeringen N.V.                    N.V.            10000843   100.00
S.A. De Vaderlandsche Luxemburg           S.A.            10000847   100.00
S.A. du 42 Avenue Kleber                  S.A.            10000575   100.00
S.A. du 59 Avenue d'Iena                  S.A.            10000544   100.00
S.C.I. du 153 Rue de Gourcelles           S.C.I.          10001374    40.00
S.C.I. le Michelet                        S.C.I.          10001376    51.00
S.C.I. le Portefeuille                    S.C.I.          10000577   100.00
S.C.I. Roissy Bureaux International       S.C.I.          10001377    75.00
S.C.P. AVG Investissement                 S.C.P.          10000670   100.00
S.N.C. Blijenhoek Staete et Cie           S.N.C.          10000563   100.00
sabra Holding B.V.                        B.V.            20001597   100.00
sacobel Beheer B.V.                       B.V.            20001888   100.00
Saiph Pty Limited                         Ltd.            20001744   100.00
saline Nominees Limited                   Ltd.            20001372   100.00
salix Assurantien B.V.                    B.V.            10001336   100.00
San Vicente Onroerend Goed B.V.           B.V.            40000269   100.00
Sanship VII B.V.                          B.V.            50000071   100.00
Santa Maria Internacional S.A.            S.A.                       100.00
SARL Restaurant du Banville               S.A.            10001379   100.00
SCC Grundstucksverwaltungsgesellschaft
 mbH                                      GmbH            50000497    92.30
SCGF Advisors Limited                     Ltd.            20001859   100.00
Schade Herstel Bedrijf B.V.               B.V.            20000644   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Rescoldo B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Residential Financial Development LLC     66 Canal Center Plaza, Suite 700                       Alexandria, Virginia United States
                                                                                                                       of America
Restinga B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
RetireInvest (No 2) Pty Ltd               Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
RetireInvest (No 3) Pty Ltd               Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Richard Vendetti Insurance & Real Estate
 Ltd.                                     210 Cedar Street, suite 104               ON P3B 1M6   Sudbury              Canada
Ridderpoort Assurantien B.V.              Ridderpoort 3                             2984 BG      Ridderkerk           Netherlands
Rijn Gaasperdam B.V.                      Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Rio Magdalena Limitada                                                                                                Colombia
Rocolas N.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Rodeba Deurne B.V.                        Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Roelcene B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Roelfsema & Mulder B.V.                   Verlengde Hereweg 151                     9721 AM      Groningen            Netherlands
Roerse Poort B.V.                         Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Rogelio B.V.                              Drentestraat 24                           1083 HK      Amsterdam            Netherlands
Rokriet B.V.                              Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Romex B.V.                                Remmerden 5                               3911 TZ      Rhenen               Netherlands
Romex Holding B.V.                        Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
Rowanda B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Runoto Holding B.V.                       Hanzepoort 25                             7575 OB      Oldenzaal            Netherlands
Runoto Leasing B.V.                       Hanzepoort 25                             7570 AD      Oldenzaal            Netherlands
Rutilus B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Ruud Beins Beleggingen B.V.               Bijlmerplein 888                          1102 MG      Amsterdam            Netherlands
Ruud Hendriks B.V.                        Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
RVS Beleggingen N.V.                      Weena 505                                 3013 AL      Rotterdam            Netherlands
RVS Beroeps- en Bedrijfsfinanciering B.V. Weena 505                                 3013 AL      Rotterdam            Netherlands
RVS Bouwfonds B.V.                        Schenkkade 65                             2595 AS      Den Haag             Netherlands
RVS Diensten B.V.                         Loevestein 33                             6714 BS      Ede                  Netherlands
RVS Financial Services N.V.               Henri Matisselaan 16                      1140         Brussel              Belgium
RVS Levensverzekering N.V.                Loevestein 33                             6714 BS      Ede                  Netherlands
RVS Schadeverzekering N.V.                Loevestein 33                             6714 BS      Ede Gld              Netherlands
RVS Stichting                             Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
RVS Verzekeringen N.V.                    Henri Matisselaan 16                      1140         Brussel              Belgium
S.A. De Vaderlandsche Luxemburg                                                                  Luxemburg            Luxemburg
S.A. du 42 Avenue Kleber                                                                         Paris                France
S.A. du 59 Avenue d'Iena                                                                         Paris                France
S.C.I. du 153 Rue de Gourcelles                                                                  Parijs               France
S.C.I. le Michelet                                                                               Parijs               France
S.C.I. le Portefeuille                                                                           Paris                France
S.C.I. Roissy Bureaux International                                                              Parijs               France
S.C.P. AVG Investissement                                                                        Lille                France
S.N.C. Blijenhoek Staete et Cie                                                                  Paris                France
sabra Holding B.V.                        Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
sacobel Beheer B.V.                       Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Saiph Pty Limited                         7 Macquarie Place, level 9                NSW 2000     Sydney               Australia
saline Nominees Limited                   St. Julians Avenue                        GY1 3DA      St. Peter Port,      United Kingdom
                                                                                                  Guernsey
salix Assurantien B.V.                    Marktstraat 80                            7607 HD      Almelo               Netherlands
San Vicente Onroerend Goed B.V.           Schenkkade 65                             2595 AS      Den Haag             Netherlands
Sanship VII B.V.                          Drentestraat 24                           1083 HK      Amsterdam            Netherlands
Santa Maria Internacional S.A.            Av. Nueva Tajamar 481, piso 17,                        Santiago de Chile    Chile
                                           Torre Norte, Las Condes
SARL Restaurant du Banville                                                                      Parijs               France
SCC Grundstucksverwaltungsgesellschaft    Bockenheimer Landstrasse 10               60323        Frankfurt am Main    Germany
 mbH
SCGF Advisors Limited                     Barfield House, St.Julians Av.            St. Peter    Guernsey             United Kingdom
Schade Herstel Bedrijf B.V.               Postbus 70003                             5201 DC      s-Hertogenbosch      Netherlands

COMPANY NAME                              ACTIVITY                        BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------
Rescoldo B.V.                             Cash Company                    No              No              No
Residential Financial Development LLC     Real Estate Management          No              No              No
Restinga B.V.                             Cash Company                    No              No              No
RetireInvest (No 2) Pty Ltd               Financial Services              No              No              No
RetireInvest (No 3) Pty Ltd               Financial Services              No              No              No
Richard Vendetti Insurance & Real         Insurance broker                No              No              No
Estate Ltd.
Ridderpoort Assurantien B.V.              Insurance broker                No              No              No
Rijn Gaasperdam B.V.                      Real Estate Management          No              No              No
Rio Magdalena Limitada                                                    No              No              No
Rocolas N.V.                              Cash Company                    No              No              No
Rodeba Deurne B.V.                        Cash Company                    No              No              No
Roelcene B.V.                             Cash Company                    No              No              No
Roelfsema & Mulder B.V.                   Insurance broker                No              No              No
Roerse Poort B.V.                         Real Estate Management          No              No              No
Rogelio B.V.                              Cash Company                    No              No              No
Rokriet B.V.                              Holding                         No              No              No
Romex B.V.                                Lease                           No              No              No
Romex Holding B.V.                        Lease                           No              No              No
Rowanda B.V.                              Cash Company                    No              No              No
Runoto Holding B.V.                       Holding                         No              No              No
Runoto Leasing B.V.                       Lease                           No              No              No
Rutilus B.V.                              Investment Company              No              No              No
Ruud Beins Beleggingen B.V.               Cash Company                    No              No              No
Ruud Hendriks B.V.                        Insurance broker                No              No              No
RVS Beleggingen N.V.                      Dormant Company                 No              No              No
RVS Beroeps- en Bedrijfsfinanciering B.V. Finance Company                 No              No              No
RVS Bouwfonds B.V.                        Real Estate Management          No              No              No
RVS Diensten B.V.                         Service Company                 No              No              No
RVS Financial Services N.V.               Financial Services              No              No              No
RVS Levensverzekering N.V.                Life Insurance                  No              No              No
RVS Schadeverzekering N.V.                Insurance: Accident             No              No              No
RVS Stichting                                                             No              No              No
RVS Verzekeringen N.V.                    Life Insurance                  No              No              No
S.A. De Vaderlandsche Luxemburg           Life Insurance                  No              No              No
S.A. du 42 Avenue Kleber                  Real Estate Investments         No              No              No
S.A. du 59 Avenue d'Iena                  Real Estate Investments         No              No              No
S.C.I. du 153 Rue de Gourcelles           Real Estate Investments         No              No              No
S.C.I. le Michelet                        Real Estate Investments         No              No              No
S.C.I. le Portefeuille                    Real Estate Investments         No              No              No
S.C.I. Roissy Bureaux International       Real Estate Investments         No              No              No
S.C.P. AVG Investissement                 Real Estate Investments         No              No              No
S.N.C. Blijenhoek Staete et Cie           Real Estate Investments         No              No              No
sabra Holding B.V.                        Cash Company                    No              No              No
sacobel Beheer B.V.                       Cash Company                    No              No              No
Saiph Pty Limited                         Pension Fund                    No              No              No
saline Nominees Limited                   Custody                         No              No              No
salix Assurantien B.V.                    Insurance broker                No              No              No
San Vicente Onroerend Goed B.V.           Real Estate Development         No              No              No
Sanship VII B.V.                          Cash Company                    No              No              No
Santa Maria Internacional S.A.                                            No              No              No
SARL Restaurant du Banville               Real Estate                     No              No              No
SCC Grundstucksverwaltungsgesellschaft    Real Estate: General            No              No              No
 mbH
SCGF Advisors Limited                     Holding                         No              No              No
Schade Herstel Bedrijf B.V.               Service Company                 No              No              No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Schepa Immobilia B.V.                     B.V.            20001974   100.00
Schipbeekse Poort B.V.                    B.V.            50000124   100.00
Schotte Afak Boxsem B.V.                  B.V.            10001319   100.00
Schotte Zeitlin Verzekeringen B.V.        B.V.            10001318   100.00
Schroders Russian Region Fund Plc         Plc.                            -   Yes
SCI Avenue de la Paix 27 s.a              S.C.I.          20002266    30.00
SCI Le Relais s.a                         S.C.I.          20002238    99.34
SCI Square d'Assnieres                    S.C.I.          10001470   100.00
Scotus inc.                               Inc.            10000735   100.00
Sechste
 Grundstucksverwaltungsgesellschaft
 mbH & Co. KG                             GmbH            50000498    80.87
Secteur"Centre de Affaires et de congres" S.A.            20002154     6.67
Seculife B.V.                             B.V.            10000606    49.90   Yes
Security Connecticut Life Insurance
 Company                                  Inc.            50000213   100.00   Yes
Security Life Assignment Corp.            Inc.            50000306   100.00
Security Life of Denver Insurance         Inc.            10000878   100.00
 Company
Security Life of Denver International Ltd Ltd.            10000830   100.00
Segada B.V.                               B.V.            40000182   100.00
Seguradora Vida ING (Macau), S.A.         S.A.R.L.        50001029   100.00
Seguros Norman Moron N.V.                 N.V.            10000842   100.00
Sentax Assurantie B.V.                    B.V.            20001520   100.00
Sentax Lease B.V.                         B.V.            20001519   100.00
Service Centre Victoria B.V.              B.V.            10000607   100.00
Servicios Automotrices Especializados de
 Jalisco                                  S.A. de C.V.                90.69
Servicios Immobiliarios La Comercial      S.A. de C.V.                99.84
Servicios para Automoviles Asegurados     S.A. de C.V.                99.84
Shanghai Quality Housing Real Estate
 Development Co. Ltd                      Ltd.            40000220    95.00
Shanghai Racquet Club Partners B.V.       B.V.            40000228    50.00
Shanghai Racquet Club Partners C.V        C.V.            40000138    50.00
Shelhold Ltd.                             Ltd.            20001812   100.00
Shimarucu Garden B.V.                     B.V.            50000083   100.00
Ship Lease International B.V.             B.V.            20000631    50.00
Siam City Asset Management Co., Ltd       Ltd.            20001499    49.00
Sijsma B.V.                               B.V.            10001324   100.00
Simbad N.V.                               Ltd.            20000894   100.00
Simonis Beheer B.V.                       B.V.            20001628   100.00
Simonis Beleggingsmaatschappij B.V.       B.V.            20001629   100.00
Sinke Beek Beheer B.V.                    B.V.            20002021   100.00
Sipororo B.V.                             B.V.            20001463   100.00
Slivast B.V.                              B.V.            20001082   100.00
SLR Management (Bermuda) Ltd.             Ltd.            10000820   100.00
Small Business Publishing B.V.            B.V.            20001720   100.00
SNC du Centre Mayol                       S.N.C           10001375   100.00
SNC Haven                                 S.N.C           10000579    60.00
SNC Le Dome                               S.N.C           10001468    75.00
SNC le Murier                             S.N.C           10000578    29.00
SNC Peau Bearn                            S.N.C           10001469   100.00
Sneeker Assurantiekantoor de Boer B.V.    B.V.            10001325   100.00
Societe Immobiliere du CEL s.a.r.l        S.A.RL          20002198   100.00
Sodefina S.A.                             S.A.            10000835   100.00
Sofilease s.a                             S.A.            20002199   100.00
Sofinvest sa                              S.A.            20002099    35.30
Sogam s.a                                 S.A.            20002083   100.00
Sogerfin s.a                              S.A.            20002084    99.99
Soges Fiducem s.a                         S.A.            20002085   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Schepa Immobilia B.V.                     Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Schipbeekse Poort B.V.                    Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Schotte Afak Boxsem B.V.                  Heerenweg 133A                            2105 MG      Heemstede            Netherlands
Schotte Zeitlin Verzekeringen B.V.        Jan Willem Frisolaan 3C                   2517 JS      Den Haag             Netherlands
Schroders Russian Region Fund Plc         IFSC House, International                 1            Dublin               Ireland
                                           Financial Services Centre
SCI Avenue de la Paix 27 s.a.             89-91, rue du Faubourg Saint-Honore       75008        Paris                France
SCI Le Relais s.a                                                                                Rouen                France
SCI Square d'Assnieres                                                                           Paris                France
Scotus inc.                               1 Concorde Gate, Don Mills                M3C 3N6      Toronto (Ontario)    Canada
Sechste
 Grundstucksverwaltungsgesellschaft
 mbH & Co. KG                             Bockenheimer Landstrasse 10               60323        Frankfurt am Main    Germany
Secteur"Centre de Affaires et de congres" Palais des Expositions, 2 Avenue                       Namur                Belgium
                                           Sergent Vrithoff
Seculife B.V.                             Europaweg 139/3                           2711 EP      Zoetermeer           Netherlands
Security Connecticut Life Insurance       20 Security Drive                         CT 06001     Avon                 United States
 Company                                                                                                               of America
Security Life Assignment Corp.            1290 Broadway                             CO 80203     Denver (Col.)        United States
                                                                                                                       of America
Security Life of Denver Insurance         1290 Broadway                             CO 80203     Denver (Col.)        United States
 Company                                                                                                               of America
Security Life of Denver International     2 Church Street                           HM11         Hamilton             Bermuda
 Ltd
Segada B.V.                               Schenkkade 65                             2595 AS      Den Haag             Netherlands
Seguradora Vida ING (Macau), S.A.         Shop 103, 1F, 7F, 11F, No. 61 Av.                      Macau                Macau
                                           de Almeida Ribeiro
Seguros Norman Moron N.V.                 Cas Coraweg 2                             3002         Willemstad (Curacao) Netherlands
                                                                                                                       Antilles
Sentax Assurantie B.V.                    Reeuwijkse Poort 211                      2811 MZ      Reeuwijk             Netherlands
Sentax Lease B.V.                         Reeuwijkse Poort 211                      2811 MZ      Reeuwijk             Netherlands
Service Centre Victoria B.V.              Europaweg 145/4                           2711 EP      Zoetermeer           Netherlands
Servicios Automotrices Especializados     Periferico Sur 3325, 10th Floor,          10400        Mexico City          Mexico
 de Jalisco                                Col. San Geranimo Aculco
Servicios Immobiliarios La Comercial      Periferico Sur 3325, 10th Floor, Col.     10400        Mexico City          Mexico
                                           San Geranimo Aculco
Servicios para Automoviles Asegurados     Periferico Sur 3325, 10th Floor, Col.     10400        Mexico City          Mexico
                                           San Geranimo Aculco
Shanghai Quality Housing Real Estate      Schenkkade 65                             2595 AS      Den Haag             Netherlands
 Development Co.Ltd
Shanghai Racquet Club Partners B.V.       Schenkkade 65                             2595 AS      Den Haag             Netherlands
Shanghai Racquet Club Partners C.V.       Schenkkade 65                             2595 AS      Den Haag             Netherlands
Shelhold Ltd.                             107 Cheapside                             EC2V 6HJ     London               United Kingdom
Shimarucu Garden B.V.                     Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Ship Lease International B.V.             Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
Siam City Asset Management Co., Ltd                                                              Bangkok              Thailand
Sijsma B.V.                               Hoogeinde 14-16                           4001 BH      Tiel                 Netherlands
Simbad N.V.                               Kaya W.F.G. (Jombi) Mensing 14                         Willemstad Curacao   Netherlands
                                                                                                                       Antilles
Simonis Beheer B.V.                       Drentestraat 24                           1102 HK      Amsterdam            Netherlands
Simonis Beleggingsmaatschappij B.V.       Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Sinke Beek Beheer B.V.                    Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Sipororo B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Slivast B.V.                              Karspeldreef 14                           1000 BV      Amsterdam            Netherlands
SLR Management (Bermuda) Ltd.                                                                                         Bermuda
Small Business Publishing B.V.            Florapark 9                               2012 HK      Haarlem              Netherlands
SNC du Centre Mayol                                                                              Toulon               France
SNC Haven                                                                                        Paris                France
SNC Le Dome                                                                                      Paris                France
SNC le Murier                                                                                    Paris                France
SNC Peau Bearn                                                                                   Paris                France
Sneeker Assurantiekantoor de Boer B.V.    Zwarteweg 4                               8603 AA      Sneek                Netherlands
Societe Immobiliere du CEL s.a.r.l.                                                              Luxembourg           Luxemburg
Sodefina S.A.                             24 Avenue Marnix                          1000         Brussel              Belgium
Sofilease s.a.                            Avenue de Corthenbergh 71                 1000         Bruxelles            Belgium
Sofinvest sa                              Rue des Ecoliers 77                       4100         Seraing              Belgium
Sogam s.a.                                24 Avenue Marnix                          1000         Bruxelles            Belgium
Sogerfin s.a.                             24 Avenue Marnix                          1000         Bruxelles            Belgium
Soges Fiducem s.a.                        24 Avenue Marnix                          1000         Bruxelles            Belgium

COMPANY NAME                              ACTIVITY                        BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------
Schepa Immobilia B.V.                     Real Estate Management          No              No              No
Schipbeekse Poort B.V.                    Real Estate Exploitation        No              No              No
Schotte Afak Boxsem B.V.                  Insurance broker                No              No              No
Schotte Zeitlin Verzekeringen B.V.        Insurance broker                No              No              No
Schroders Russian Region Fund Plc         Investment Fund                 No              No              No
SCI Avenue de la Paix 27 s.a              Real Estate Investments         No              No              No
SCI Le Relais s.a                         Real Estate Investments         No              No              No
SCI Square d'Assnieres                    Real Estate Investments         No              No              No
Scotus inc.                               Insurance: General              No              No              No
Sechste                                   Real Estate Investments         No              No              No
Grundstucksverwaltungsgesellschaft
 mbH & Co. KG
Secteur"Centre de Affaires et de congres" Service Company                 No              No              No
Seculife B.V.                             Service Company                 No              No              No
Security Connecticut Life Insurance       Life Insurance                  No              No              No
 Company
Security Life Assignment Corp.            Life Insurance                  No              No              No
Security Life of Denver Insurance         Life Insurance                  No              No              No
 Company
Security Life of Denver International     Life Insurance                  No              No              No
 Ltd
Segada B.V.                               Cash Company                    No              No              No
Seguradora Vida ING (Macau), S.A.         Life Insurance                  No              No              No
Seguros Norman Moron N.V.                 Insurance General               No              No              No
Sentax Assurantie B.V.                    Insurance Agency                No              No              No
Sentax Lease B.V.                         Lease                           No              No              No
Service Centre Victoria B.V.              Service Company                 No              No              No
Servicios Automotrices Especializados     Financial Services              No              No              No
 de Jalisco
Servicios Immobiliarios La Comercial      Financial Services              No              No              No
Servicios para Automoviles Asegurados     Financial Services              No              No              No
Shanghai Quality Housing Real Estate      Real Estate Development         No              No              No
 Development Co.Ltd
Shanghai Racquet Club Partners B.V.       Real Estate Management          No              No              No
Shanghai Racquet Club Partners C.V        Real Estate Development         No              No              No
Shelhold Ltd.                             Lease                           No              No              No
Shimarucu Garden B.V.                     Cash Company                    No              No              No
Ship Lease International B.V.             Lease                           No              No              No
Siam City Asset Management Co., Ltd       Real Estate Management          No              No              No
Sijsma B.V.                               Insurance broker                No              No              No
Simbad N.V.                               Shipping Company                No              No              No
Simonis Beheer B.V.                       Investment Company              No              No              No
Simonis Beleggingsmaatschappij B.V.       Cash Company                    No              No              No
Sinke Beek Beheer B.V.                    Cash Company                    No              No              No
Sipororo B.V.                             Cash Company                    No              No              No
Slivast B.V.                              Real Estate Management          No              No              No
SLR Management (Bermuda) Ltd.             Real Estate Management          No              No              No
Small Business Publishing B.V.            Service Company                 No              No              No
SNC du Centre Mayol                       Real Estate Investments         No              No              No
SNC Haven                                 Real Estate Investments         No              No              No
SNC Le Dome                               Real Estate Investments         No              No              No
SNC le Murier                             Real Estate Investments         No              No              No
SNC Peau Bearn                            Real Estate Investments         No              No              No
Sneeker Assurantiekantoor de Boer B.V.    Insurance broker                No              No              No
Societe Immobiliere du CEL s.a.r.l        Financial Services              No              No              No
Sodefina S.A.                                                             No              No              No
Sofilease s.a                             Lease                           No              No              No
Sofinvest sa                              Investment Bank                 No              No              No
Sogam s.a                                 Holding                         No              No              No
Sogerfin s.a                              Finance Company                 No              No              No
Soges Fiducem s.a                         Finance Company                 No              No              No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %  BOARD Y/N
---------------------------------------------------------------------------------------
Soges-Ateka s.n.c                         S.N.C           20002239    50.00
Soges-Dewaay s.a                          S.A.            20002205   100.00
Solitario B.V.                            B.V.            20001577   100.00
Sonhold Ltd.                              Ltd.            20001813   100.00
Sopica s.a                                S.A.            20002206    99.94
Soregep s.a                               S.A.            20002275    30.00
South Western Insurance Group Limited     Ltd.                       100.00
Southland Life Insurance Company          Inc.            50000214   100.00
Spaarfondsen Beheer B.V.                  B.V.            20000998   100.00
Spaarfondsen Bewaar B.V.                  B.V.            20001048   100.00
Sparre Poort B.V.                         B.V.            20001991   100.00
Spello PLC                                Plc.            50001146   100.00
Spoolde B.V.                              B.V.            20001975   100.00
Springfield Capital Management            Ltd.            20002240    84.62
 (Jersey) Ltd.
Springfield Capital Management Ltd.       Ltd.            20002241    77.64
Springstreet Associates, Inc.             Inc.            50000991   100.00
Spuise Poort B.V.                         B.V.            20001976   100.00
St. Maurice Compagnie d'Assurances        ?               10001413   100.00
Staal Satelliet VI B.V.                   B.V.            50000962   100.00
Stampida B.V.                             B.V.            20001587   100.00
Stamveld B.V.                             B.V.            20001535   100.00
Standaard Hypotheekbank N.V.              N.V.            20001929   100.00
Stanley G Plantzos Insurance Brokers Pty. Ltd.            50000891   100.00
Star Fund Management s.a                  S.A.            20002050    51.69
Steendam Beleggingsmaatschappij Drachten  B.V.            20001613   100.00
 B.V
Steenhuis Assurantien en Makelaardij B.V. B.V.            10001448   100.00
Steenstaete N.V.                          N.V.            10000714   100.00
Steinsche Gasse GbR                       GbR             50000246    98.23
Stenning & Associates Financial Services  Inc.                        50.00
 Inc
Sterling Developments B.V.                B.V.            40000087   100.00
Stibbe Meijster B.V.                      B.V.            10001327   100.00
Stichting Administratiekantoor ING Groep  Stichting       50000769        -
Stichting Regio Bank                      Stichting       10000014        -
Stone Lease S.A.                          S.A.            50000680   100.00
Storeria B.V.                             B.V.            20001540   100.00
Straet & Snijder Assurantien B.V.         B.V.            10001328   100.00
Strategic Investors Asia Limited          Ltd.                       100.00
Stresemannstrasse GbR                     GbR             50000247    98.23
Strokkur B.V.                             B.V.            20001453   100.00
Sturgeon Falls Insurance Brokers (1985)   Ltd.                       100.00
 Ltd
Successfull Money Management Seninars,    Inc.            50000216   100.00
 Inc
Sugar Garden B.V.                         B.V.            50000082   100.00
Summa B.V.                                B.V.            50000073   100.00
Summit Holding B.V.                       B.V.            50000586   100.00
Sunrise Investments B.V.                  B.V.            20001596   100.00
Super Concepts Pty. Ltd.                  Ltd.            50000889   100.00
Super Solutions Pty. Limited              Ltd.            50000888   100.00
Sussex Leaseholds Limited                 Ltd.            10001453   100.00
Sutherland Beheer B.V.                    B.V.            20002027    96.15
Svalbard Beheer B.V.                      B.V.            20001618   100.00
Swalmse Poort B.V.                        B.V.            50000125   100.00
Swinpoort B.V.                            B.V.            40000096   100.00
Synerlease Belgium N.V.                   N.V.            20002207   100.00
t Oye Deventer B.V.                       B.V.            20001755   100.00

COMPANY NAME                              ADDRESS                                 POSTAL CODE    CITY                COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Soges-Ateka s.n.c.                        Avenue Marnix 24                        1000           Bruxelles            Belgium
Soges-Dewaay s.a.                         Avenue Marnix 24                        1000           Bruxelles            Belgium
Solitario B.V.                            Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Sonhold Ltd.                              107 Cheapside                           EC2V 6HJ       London               United Kingdom
Sopica s.a                                                                                       Paris                France
Soregep s.a                                                                                      Lyon                 France
South Western Insurance Group Limited     557 Southdale Road East, suite 201      ON N6E 1A2     London               Canada
Southland Life Insurance Company          5780 Powers Ferry Road, N.W.            GA 30327-4390  Atlanta (Ga.)        United States
                                                                                                                       of America
Spaarfondsen Beheer B.V.                  James Wattstraat 79                     1097 DL        Amsterdam            Netherlands
Spaarfondsen Bewaar B.V.                  James Wattstraat 79                     1097 DL        Amsterdam            Netherlands
Sparre Poort B.V.                         Mr Treublaan 7                          1097 DP        Amsterdam            Netherlands
Spello PLC                                60 London Wall                          EC2M 5TQ       London               United Kingdom
Spoolde B.V.                              Mr Treublaan 7                          1097 DP        Amsterdam            Netherlands
Springfield Capital Management (Jersey)   Huguenot House, 28 La Motte Street      JE2 4SZ        St. Helier, Jersey   United Kingdom
 Ltd
Springfield Capital Management Ltd.       6 Broadgate                             EC2M 2RP       London               United Kingdom
Springstreet Associates, Inc.             5780 Powers Ferry Road, N.W.            GA 30327-4390  Atlanta (Ga.)        United States
                                                                                                                       of America
Spuise Poort B.V.                         Mr Treublaan 7                          1097 DP        Amsterdam            Netherlands
St. Maurice Compagnie d'Assurances        2450 Rue Girouard Ouest                 QC J2S 3B3     Saint-Hyacinthe      Canada
Staal Satelliet VI B.V.                   Herculesplein 5                         3584 AA        Utrecht              Netherlands
Stampida B.V.                             Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Stamveld B.V.                             Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Standaard Hypotheekbank N.V.              Mr. Treublaan 7                         1097 DP        Amsterdam            Netherlands
Stanley G Plantzos Insurance Brokers Pty. Level 13, 347 Kent Street               NSW 2000       Sydney               Australia
Star Fund Management s.a                  24 Avenue Marnix                        1000           Bruxelles            Belgium
Steendam Beleggingsmaatschappij Drachten  Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
 B.V
Steenhuis Assurantien en Makelaardij B.V. Kloekhorststraat 20                     9401BD         Assen                Netherlands
Steenstaete N.V.                                                                                 Brugge               Belgium
Steinsche Gasse GbR                       Bockenheimer Landstrasse 10             60323          Frankfurt am Main    Germany
Stenning & Associates Financial Services  101 Worthington St. E., suite 325       ON P1B 1G5     North Bay            Canada
 Inc
Sterling Developments B.V.                Schenkkade 65                           2595 AS        Den Haag             Netherlands
Stibbe Meijster B.V.                      Goudsesingel 72                         3011 KD        Rotterdam            Netherlands
Stichting Administratiekantoor ING Groep  Amstelveenseweg 500                     1081 KL        Amsterdam            Netherlands
Stichting Regio Bank                      James Wattstraat 79                     1097 DL        Amsterdam            Netherlands
Stone Lease S.A.                          Avenue de Corthenbergh 71               1000           Brussels             Belgium
Storeria B.V.                             Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Straet & Snijder Assurantien B.V.         Deken Quodbachlaan 29                   6461 XP        Kerkrade             Netherlands
Strategic Investors Asia Limited                                                                 Bermuda
Stresemannstrasse GbR                     Bockenheimer Landstrasse 10             60323          Frankfurt am Main    Germany
Strokkur B.V.                             Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Sturgeon Falls Insurance Brokers (1985)   218 Main Street                         ON P0H 2G0     Sturgeon Falls       Canada
 Ltd.
Successfull Money Management Seninars,    12100 SW Tualatin Road                  OR 97062       Tualatin             United States
 Inc
Sugar Garden B.V.                         Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Summa B.V.                                Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Summit Holding B.V.                       Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Sunrise Investments B.V.                  Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Super Concepts Pty. Ltd.                  Level 13, 347 Kent Street               NSW 2000       Sydney               Australia
Super Solutions Pty. Limited              Level 13, 347 Kent Street               NSW 2000       Sydney               Australia
Sussex Leaseholds Limited                                                                        Toronto              Canada
Sutherland Beheer B.V.                    Bijlmerplein 888                        1102 MG        Amsterdam            Netherlands
Svalbard Beheer B.V.                      Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Swalmse Poort B.V.                        Mr Treublaan 7                          1097 DP        Amsterdam            Netherlands
Swinpoort B.V.                            Schenkkade 65                           2595 AS        Den Haag             Netherlands
Synerlease Belgium N.V.                   Avenue de Corthenbergh 71               1000           Bruxelles            Belgium
t Oye Deventer B.V.                       Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands

COMPANY NAME                              ACTIVITY                        BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------
Soges-Ateka s.n.c                         Financial Services              No              No              No
Soges-Dewaay s.a                          Financial Services              No              No              No
Solitario B.V.                            Cash Company                    No              No              No
Sonhold Ltd.                              Investment Company              No              No              No
Sopica s.a                                Financial Services              No              No              No
Soregep s.a                               Financial Services              No              No              No
South Western Insurance Group Limited     Insurance broker                No              No              No
Southland Life Insurance Company          Life Insurance                  No              No              No
Spaarfondsen Beheer B.V.                  Investment Company              No              No              No
Spaarfondsen Bewaar B.V.                  Investment Company              No              No              No
Sparre Poort B.V.                         Real Estate Management          No              No              No
Spello PLC                                Investment Services             No              No              No
Spoolde B.V.                              Real Estate Management          No              No              No
Springfield Capital Management (Jersey)   Financial Services              No              No              No
 Ltd.
Springfield Capital Management Ltd.       Financial Services              No              No              No
Springstreet Associates, Inc.             Miscellaneous                   No              No              No
Spuise Poort B.V.                         Real Estate Management          No              No              No
St. Maurice Compagnie d'Assurances                                        No              No              No
Staal Satelliet VI B.V.                   Miscellaneous                   No              No              No
Stampida B.V.                             Cash Company                    No              No              No
Stamveld B.V.                             Cash Company                    No              No              No
Standaard Hypotheekbank N.V.              Hypotheek/Mortgage bank         No              No              No
Stanley G Plantzos Insurance Brokers Pty. Insurance Agency                No              No              No
Star Fund Management s.a.                 Finance Company                 No              No              No
Steendam Beleggingsmaatschappij Drachten  Cash Company                    No              No              No
 B.V.
Steenhuis Assurantien en Makelaardij B.V. Insurance broker                No              No              No
Steenstaete N.V.                          Real Estate Development         No              No              No
Steinsche Gasse GbR                       Miscellaneous                   No              No              No
Stenning & Associates Financial Services  Financial Services              No              No              No
 Inc.
Sterling Developments B.V.                Real Estate Development         No              No              No
Stibbe Meijster B.V.                      Insurance broker                No              No              No
Stichting Administratiekantoor ING Groep  Holding                         No              No              No
Stichting Regio Bank                      Finance Company                 No              No              No
Stone Lease S.A.                          Lease                           No              No              No
Storeria B.V.                             Investment Company              No              No              No
Straet & Snijder Assurantien B.V.         Insurance Agency                No              No              No
Strategic Investors Asia Limited                                          No              No              No
Stresemannstrasse GbR                     Real Estate Management          No              No              No
Strokkur B.V.                             Cash Company                    No              No              No
Sturgeon Falls Insurance Brokers (1985)   Insurance broker                No              No              No
 Ltd.
Successfull Money Management Seninars,    Miscellaneous                   No              No              No
 Inc
Sugar Garden B.V.                         Cash Company                    No              No              No
Summa B.V.                                Cash Company                    No              No              No
Summit Holding B.V.                       Cash Company                    No              No              No
Sunrise Investments B.V.                  Cash Company                    No              No              No
Super Concepts Pty. Ltd.                  Holding                         No              No              No
Super Solutions Pty. Limited              Service Company                 No              No              No
Sussex Leaseholds Limited                                                 No              No              No
Sutherland Beheer B.V.                    Cash Company                    No              No              No
Svalbard Beheer B.V.                      Investment Company              No              No              No
Swalmse Poort B.V.                        Real Estate Exploitation        No              No              No
Swinpoort B.V.                            Real Estate Development         No              No              No
Synerlease Belgium N.V.                   Lease                           No              No              No
t Oye Deventer B.V.                       Cash Company                    No              No              No

                                                                               TOTAL
COMPANY NAME                              LEGAL FORM         ING CODE         OWNED %  BOARD Y/N
----------------------------------------------------------------------------------------------------
T. Koster Beheer B.V.                     B.V.                  10001356      100.00
T.B.B. & Heitkamp Assurantien B.V.        B.V.                  10001329      100.00
T.L.C. Investments Inc.                   Inc.                                100.00
Tabledo B.V.                              B.V.                  20001503      100.00
Tablero B.V.                              B.V.                  20000467      100.00
Tadavia B.V.                              B.V.                  20000319      100.00
Tailored Investment Notes Trust 1999-1    Trust                 50000382      100.00
Talboom Beheer B.V.                       B.V.                  20001459      100.00
Tapirus B.V.                              B.V.                  20001660      100.00
Tarima B.V.                               B.V.                  20001472      100.00
Tawny Owl Investment Company N.V.         N.V.                  20001651      100.00
Technisch Advies Bureau Jaba B.V.         B.V.                  20001489      100.00
Tempero B.V.                              B.V.                  20001625      100.00
Ter Linden en Heijer Holding B.V.         B.V.                  20001909      100.00
Terra Grundbesitsgesellschaft am Aegi     GmbH                  20002646       82.70
 mbH & Co. Grundbesitzerwerbs KG
Terra Grundbesitzgesellschaft am Aegi     GmbH                  20002640       82.70
 mbH
Tessara Zaanlandia B.V.                   B.V.                  20001492       98.78
Th. van den Akker Beheer B.V.             B.V.                  20002163      100.00
Thames Poort B.V.                         B.V.                  20001977      100.00
Thames River Traditional Fund Plc         Plc.                                     -   Yes
The Asia Pacific Fund Inc. (BAM)          Inc.           Cusip 044901106           -   Yes
The Baring Emerging Europe Trust Plc      Plc.             Sedol 0087229           -   Yes
The CGT Trust                             Trust                 50000383      100.00
The Egyptian Growth Investment Copany     Ltd.                                     -   Yes
 Limited
The Greater China Fund Inc. (BAM)         Inc.             Sedol 2383606           -   Yes
The IT-Concord MISR Technology Venture                                             -   Yes
 Capital Fund
The Mortgage Acceptance Corporation       Ltd.                  50001091      100.00
 (Holdings) Limited
The Mortgage Acceptance Corporation       Ltd.                  50001092      100.00
 Limited
The New Providence Insurance Co. Ltd      Ltd.                  50000217      100.00
The New Russia Fund (Investment Fund                       sedol 5231593      67.00
 managed by BAM)
The Prospect of Japan Fund Limited        Ltd.                                     -   Yes
The Seven Provinces International B.V.    B.V.                  10000689      100.00
The UBK French Property Company Limited   Ltd.                                     -   Yes
Theo Kentie Design B.V.                   B.V.                  20001668      100.00
Theo Tuerlings B.V.                       B.V.                  50000074      100.00
Theo Tuerlings Beheer B.V.                B.V.                  50000575      100.00
THG Beteiligungsverwaltung GmbH           GmbH                  50000249       48.54
Tiberia B.V.                              B.V.                  20000752      100.00
Ticket BBL Travel S.A.                    S.A.                  50000658       50.00
Titrisation Belge - Effectisering S.A.    S.A.                  20002109      100.00
Tolinea B.V.                              B.V.                  20000435      100.00
Top Lease B.V.                            B.V.                                100.00
Top Lease Belgium N.V.                    N.V.                                100.00
Total Resources LLC                       LLC                   20001841      100.00
Trabanca B.V.                             B.V.                  20001578      100.00
Tranent B.V.                              B.V.                  20001476       79.41
Trasgo B.V.                               B.V.                  20001234      100.00
Traslado B.V.                             B.V.                  20001084      100.00
Treetop B.V.                              B.V.                  20001424      100.00
Trenorth Pty Ltd                          Ltd.                  50000356      100.00
Tricor B.V.                               B.V.                  20001802      100.00
Tripolis A C.V                            C.V.                  40000242           -
Tripolis B C.V                            C.V.                  40000243           -
Tripolis C C.V                            C.V.                  40000244           -

COMPANY NAME                              ADDRESS                                 POSTAL CODE    CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
T. Koster Beheer B.V.                     Stadhuisplein 10                        4205 AX        Gorinchem            Netherlands
T.B.B. & Heitkamp Assurantien B.V.        Auke Vleestraat 8                       7512 PG        Enschede             Netherlands
T.L.C. Investments Inc.                   11120 - 178th Street                    AB T5S 1P2     Edmonton             Canada
Tabledo B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tablero B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tadavia B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tailored Investment Notes Trust 1999-1    1290 Broadway                           CO 80203-5699  Denver (Colorado)    United States
                                                                                                                       of America
Talboom Beheer B.V.                       Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tapirus B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tarima B.V.                               Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tawny Owl Investment Company N.V.         Kaya W.F.G. (Jombi) Mensing 14                         Willemstad           Netherlands
                                                                                                                       Antilles
Technisch Advies Bureau Jaba B.V.         Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tempero B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Ter Linden en Heijer Holding B.V.         Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Terra Grundbesitsgesellschaft am
 Aegi mbH & Co. Grundbesitzerwerbs KG     Georgsplatz 8                           30159          Hannover             Germany
Terra Grundbesitzgesellschaft am Aegi     Georgsplatz 8                           30159          Hannover             Germany
 mbH
Tessara Zaanlandia B.V.                   Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Th. van den Akker Beheer B.V.             Bijlmerplein 888                        1102 mg        Amsterdam ZO         Netherlands
Thames Poort B.V.                         Mr Treublaan 7                          1097 DP        Amsterdam            Netherlands
Thames River Traditional Fund Plc.        IFSC House, International Financial     1              Dublin               Ireland
                                           Services Centre
The Asia Pacific Fund Inc. (BAM)          Gateway Center Three, 100 Mulberry      NJ 07102-4077  Newark NJ            United States
                                           Street                                                                      of America
The Baring Emerging Europe Trust Plc.                                                                                 United States
                                                                                                                       of America
The CGT Trust                             1475 Dunwoody Drive                     PA 19380       West Chester         United States
                                                                                                                       of America
The Egyptian Growth Investment Copany     Barfield House, St Julian's Avenue,     GY 3QL         Guernsey, Channel    United Kingdom
 Limited                                   St Peter Port                                          Islands
The Greater China Fund Inc. (BAM)         1285 Avenue of the Americas             NY 10019       New York             United States
                                                                                                                       of America
The IT-Concord MISR Technology Venture    Barfield House, St Julian's Avenue,     GY 3QL         Guernsey, Channel    United Kingdom
 Capital Fund                             St Peter Port                                           Islands
The Mortgage Acceptance Corporation       Eastern Gate, Brants Bridge             RG12 9BZ       Bracknell            United Kingdom
 (Holdings) Limited
The Mortgage Acceptance Corporation       Eastern Gate, Brants Bridge             RG12 9BZ       Bracknell            United Kingdom
 Limited
The New Providence Insurance Co. Ltd      20 Washington Avenue South              MN 55401       Minneapolis          United States
                                                                                                                       of America
The New Russia Fund (Investment Fund      13 Rue Goethe                           L-1637         Luxemburg            Luxemburg
 managed by BAM)
The Prospect of Japan Fund Limited        Barfield House, St Julian's Avenue,     GY 3QL         Guernsey, Channel    United Kingdom
                                           St Peter Port                                          Islands
The Seven Provinces International B.V.    Prinses Beatrixlaan 15                  2595 AK        Den Haag             Netherlands
The UBK French Property Company Limited   Barfield House, St Julian's Avenue,     GY 3QL         Guernsey, Channel    United Kingdom
                                           St Peter Port                                          Islands
Theo Kentie Design B.V.                   Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Theo Tuerlings B.V.                       Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Theo Tuerlings Beheer B.V.                Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
THG Beteiligungsverwaltung GmbH           Alstertor 17                            20095          Hamburg              Germany
Tiberia B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Ticket BBL Travel S.A.                    24 Avenue Marnix                        1000           Brussels             Belgium
Titrisation Belge - Effectisering S.A.    Montagne du Parc 3                      1000           Bruxelles            Belgium
Tolinea B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Top Lease B.V.                            Takkebijsters 59                        4817 BL        Breda                Netherlands
Top Lease Belgium N.V.                    Uilenbaan 196                           2160           Wommelgem            Belgium
Total Resources LLC                       1325 Avenue of the Americas             NY 10019       New York             United States
                                                                                                                       of America
Trabanca B.V.                             Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tranent B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Trasgo B.V.                               Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Traslado B.V.                             Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Treetop B.V.                              Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Trenorth Pty Ltd                          Level 13, 347 Kent Street               NSW 2000       Sydney               Australia
Tricor B.V.                               Bijlmerplein 888                        1102 MG        Amsterdam Zuidoost   Netherlands
Tripolis A C.V.                           Schenkkade 65                           2595 AS        Den Haag             Netherlands
Tripolis B C.V.                           Schenkkade 65                           2595 AS        Den Haag             Netherlands
Tripolis C C.V.                           Schenkkade 65                           2595 AS        Den Haag             Netherlands

COMPANY NAME                              ACTIVITY                        BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
------------------------------------------------------------------------------------------------------------------------------
T. Koster Beheer B.V.                     Insurance broker                No              No              No
T.B.B. & Heitkamp Assurantien B.V.        Insurance broker                No              No              No
T.L.C. Investments Inc.                   Holding                         No              No              No
Tabledo B.V.                              Cash Company                    No              No              No
Tablero B.V.                              Investment Company              No              No              No
Tadavia B.V.                              Cash Company                    No              No              No
Tailored Investment Notes Trust 1999-1    Trust Company                   No              No              No
Talboom Beheer B.V.                       Cash Company                    No              No              No
Tapirus B.V.                              Cash Company                    No              No              No
Tarima B.V.                               Cash Company                    No              No              No
Tawny Owl Investment Company N.V.         Investment Services             No              No              No
Technisch Advies Bureau Jaba B.V.         Cash Company                    No              No              No
Tempero B.V.                              Cash Company                    No              No              No
Ter Linden en Heijer Holding B.V.         Cash Company                    No              No              No
Terra Grundbesitsgesellschaft am Aegi     Real Estate Management          No              No              No
 mbH & Co. Grundbesitzerwerbs KG
Terra Grundbesitzgesellschaft am Aegi     Real Estate Management          No              No              No
 mbH
Tessara Zaanlandia B.V.                   Cash Company                    No              No              No
Th. van den Akker Beheer B.V.             Cash Company                    No              No              No
Thames Poort B.V.                         Real Estate Management          No              No              No
Thames River Traditional Fund Plc         Investment fund                 No              No              No
The Asia Pacific Fund Inc. (BAM)          BAM Managed Investment fund     No              No              No
The Baring Emerging Europe Trust Plc      Investment fund                 No              No              No
The CGT Trust                             Trust Company                   No              No              No
The Egyptian Growth Investment Copany     Investment fund                 No              No              No
 Limited
The Greater China Fund Inc. (BAM)         Investment fund                 No              No              No
The IT-Concord MISR Technology Venture    Investment fund                 No              No              No
 Capital Fund
The Mortgage Acceptance Corporation       Holding                         No              No              No
 (Holdings) Limited
The Mortgage Acceptance Corporation       Insurance Agency                No              No              No
 Limited
The New Providence Insurance Co. Ltd      Life Insurance                  No              No              No
The New Russia Fund (Investment Fund      Investment fund                 No              No              No
 managed by BAM)
The Prospect of Japan Fund Limited        Investment Fund                 No              No              No
The Seven Provinces International B.V.    Capital Markets                 No              No              No
The UBK French Property Company Limited   Investment Fund                 No              No              No
Theo Kentie Design B.V.                   Investment Company              No              No              No
Theo Tuerlings B.V.                       Cash Company                    No              No              No
Theo Tuerlings Beheer B.V.                Cash Company                    No              No              No
THG Beteiligungsverwaltung GmbH           No                              No              No
Tiberia B.V.                              Investment Company              No              No              No
Ticket BBL Travel S.A.                    Service Company                 No              No              No
Titrisation Belge - Effectisering S.A.    Central purchasing              No              No              No
Tolinea B.V.                              Investment Company              No              No              No
Top Lease B.V.                            Lease                           No              No              No
Top Lease Belgium N.V.                    Lease                           No              No              No
Total Resources LLC                       Financial Services              No              No              No
Trabanca B.V.                             Cash Company                    No              No              No
Tranent B.V.                              Cash Company                    No              No              No
Trasgo B.V.                               Cash Company                    No              No              No
Traslado B.V.                             Cash Company                    No              No              No
Treetop B.V.                              Cash Company                    No              No              No
Trenorth Pty Ltd                          Real Estate: General            No              No              No
Tricor B.V.                               Cash Company                    No              No              No
Tripolis A C.V                            Real Estate Management          No              No              No
Tripolis B C.V                            Real Estate Management          No              No              No
Tripolis C C.V                            Real Estate Management          No              No              No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %    BOARD Y/N
-----------------------------------------------------------------------------------------
Tripolis IJsbaanpad Beheer A I B.V.       B.V.            40000229   100.00
Tripolis IJsbaanpad Beheer A II B.V.      B.V.            40000230   100.00
Tripolis IJsbaanpad Beheer B I B.V.       B.V.            40000231   100.00
Tripolis IJsbaanpad Beheer B II B.V.      B.V.            40000232   100.00
Tripolis IJsbaanpad Beheer C I B.V.       B.V.            40000233   100.00
Tripolis IJsbaanpad Beheer C II B.V.      B.V.            40000234   100.00
Tripolis Vastgoed B.V.                    B.V.            40000102   100.00
Tripudio B.V.                             B.V.            20000412   100.00
Trituris B.V.                             B.V.            20000450   100.00
Truchot Limited                           Ltd.            20001373   100.00
Truckstar Holding B.V.                    B.V.            20001908   100.00
Trust Maatschappij ING Bank B.V.          B.V.            20000024   100.00
Tucker Roberts Tierney & Wilson Limited   Ltd.                        50.00
Tucupido B.V.                             B.V.            20001154   100.00
Tudor Registrars Limited                  Ltd.            50001093   100.00
Tunnel onder de Noord B.V.                B.V.            20000457   100.00
U. Ringsma Beheer B.V.                    B.V.            20001632   100.00
UC Mortgage Corporation                   Inc.            50000384   100.00
Uiterwijk Winkel Verzekeringen B.V.       B.V.            10001331   100.00
ULG Federated International Management
 Sd. Bhd                                  Berhad          50001034   100.00
Union Investment Company Pty Ltd          Ltd.            50000357   100.00
United Life & Annuity Insurance Company   Inc.            50000219   100.00
Unitres Beheer B.V.                       B.V.            20002015   100.00
Unitres Holding B.V.                      B.V.            20001800   100.00
USG Annuity & Life Company                                50000218   100.00
UTA Finanz und Leasing GmbH               GmbH            20001146    70.00
Utrechtse Financierings Bank N.V.         N.V.            20001935   100.00
Utrechtse Hypotheekbank N.V.              N.V.            20001922   100.00
Utrechtse Participatiemaatschappij B.V.   B.V.            20000609    25.00
Utrechtse Poort B.V.                      B.V.            20001978   100.00
V.O.F. Winkelcentrum Markt
 Noorderpromenade Drachten                V.O.F.          20000763    50.00
V.R. & V.C. Holding B.V.                  B.V.            10001352   100.00
Vaderlandsche Hypotheekbank N.V.          N.V.            20001921   100.00
Valeron B.V.                              B.V.            20001641   100.00
Valis B.V.                                B.V.            50000576   100.00
Valores Consolidados                      S.A. de C.V.                99.90
Valpacos B.V.                             B.V.            20001666   100.00
Van den Brink & Schuiteman Assurantien
 B.V.                                     B.V.            10001280   100.00
Van den Heuvel Beheer B.V.                B.V.            20001640   100.00
Van der Ham Rhijngouw Assurantien B.V.    B.V.            10001295   100.00
Van der Hoek Adviesgroep B.V.             B.V.            10001314   100.00
Van Deursen & De Jong Assurantien B.V.    B.V.            10001284   100.00
Van Duin & Molenaar Assurantien B.V.      B.V.            10001285   100.00
Van Loon Beheer B.V.                      B.V.            20001542   100.00
Van Maaren Beheer B.V.                    B.V.            50000569   100.00
Van Meulen Assurantien B.V.               B.V.            10001308   100.00
Van Rensch Groep B.V.                     B.V.            10001313   100.00
Van Thuringen B.V.                        B.V.            50000793   100.00
Van Zwamen Holding B.V.                   B.V.            20001606   100.00
Vastgoed De Appelaar B.V.                 B.V.            40000199   100.00
Vastgoed De Appelaar Holding B.V.         B.V.            40000201   100.00
Vastgoed De Brink B.V.                    B.V.            40000200   100.00
Vastgoed IJburg B.V.                      B.V.            40000260   100.00
Vastgoed Visarenddreef B.V.               B.V.            40000224   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Tripolis IJsbaanpad Beheer A I B.V.       Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripolis IJsbaanpad Beheer A II B.V.      Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripolis IJsbaanpad Beheer B I B.V.       Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripolis IJsbaanpad Beheer B II B.V.      Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripolis IJsbaanpad Beheer C I B.V.       Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripolis IJsbaanpad Beheer C II B.V.      Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripolis Vastgoed B.V.                    Schenkkade 65                             2595 AS      Den Haag             Netherlands
Tripudio B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Trituris B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Truchot Limited                           St. Julians Avenue                        GY1 3DA      St. Peter Port,      United Kingdom
                                                                                                 Guernsey
Truckstar Holding B.V.                    Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Trust Maatschappij ING Bank B.V.          Prinses Irenestraat 61                    1077 WV      Amsterdam            Netherlands
Tucker Roberts Tierney & Wilson Limited   334 Churchill Avenue North                ON K1Z 5B9   Ottawa               Canada
Tucupido B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Tudor Registrars Limited                  Bourne House, 34 Beckenham Road           BR3 4TU      Beckenham            United Kingdom
Tunnel onder de Noord B.V.                Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
U. Ringsma Beheer B.V.                    Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
UC Mortgage Corporation                   909 Locust Street                         IA 50309     Des Moines           United States
                                                                                                                       of America
Uiterwijk Winkel Verzekeringen B.V.       Hoofdstraat 112                           7901 JV      Hoogeveen            Netherlands
ULG Federated International Management    601, Block D, Phileo Damansara 1,
Sd. Bhd                                   No. 9, Jalan 16/11, Off Jalan Damansara   146350       Petaling Jaya        Malaysia
Union Investment Company Pty Ltd          Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
United Life & Annuity Insurance Company   909 Locust Street                         IA 50309     Des Moines           United States
                                                                                                                       of America
Unitres Beheer B.V.                       Bijlmerplein 888                          1102 MG      Amsterdam            Netherlands
Unitres Holding B.V.                      Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
USG Annuity & Life Company                909 Locust Street                         IA 50309     Des Moines           United States
                                                                                                                       of America
UTA Finanz und Leasing GmbH               Mainparkstrasse 2-4                       D-63801      Kleinostheim         Germany
Utrechtse Financierings Bank N.V.         Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Utrechtse Hypotheekbank N.V.              Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Utrechtse Participatiemaatschappij B.V.                                                          Utrecht              Netherlands
Utrechtse Poort B.V.                      Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
V.O.F. Winkelcentrum Markt
 Noorderpromenade Drachten                                                                       Drachten             Netherlands
V.R. & V.C. Holding B.V.                  Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Vaderlandsche Hypotheekbank N.V.          Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Valeron B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Valis B.V.                                Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Valores Consolidados                      Periferico Sur 3325, 10th Floor, Col.
                                          San Gerani                                10400        Mexico City          Mexico
Valpacos B.V.                             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Van den Brink & Schuiteman Assurantien
 B.V.                                     Dorpstraat 113                            3881 BC      Putten               Netherlands
Van den Heuvel Beheer B.V.                Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Van der Ham Rhijngouw Assurantien B.V.    Kerkweg-Oost 151D                         2741 HC      Waddinxveen          Netherlands
Van der Hoek Adviesgroep B.V.             Torenstraat 77                            3281 XN      Numansdorp           Netherlands
Van Deursen & De Jong Assurantien B.V.    Nieuwe Markt 67C                          4701 AD      Roosendaal           Netherlands
Van Duin & Molenaar Assurantien B.V.      Noorderstraat 46                          1621HV       Hoorn                Netherlands
Van Loon Beheer B.V.                      Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Van Maaren Beheer B.V.                    Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Van Meulen Assurantien B.V.               Deventerstraat 35                         7311 LT      Apeldoorn            Netherlands
Van Rensch Groep B.V.                     Hoofdstraat 19                            5961 EX      Horst                Netherlands
Van Thuringen B.V.                        Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
Van Zwamen Holding B.V.                   Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Vastgoed De Appelaar B.V.                 Schenkkade 65                             2595 AS      Den Haag             Netherlands
Vastgoed De Appelaar Holding B.V.         Schenkkade 65                             2595 AS      Den Haag             Netherlands
Vastgoed De Brink B.V.                    Schenkkade 65                             2509 AS      Den Haag             Netherlands
Vastgoed IJburg B.V.                      Schenkkade 65                             2595 AS      Den Haag             Netherlands
Vastgoed Visarenddreef B.V.               Schenkkade 65                             2595 AS      Den Haag             Netherlands

COMPANY NAME                              ACTIVITY                          BROKER/DEALER?  MARKET MAKER?    INVESTMENT ADVISORY?
---------------------------------------------------------------------------------------------------------------------------------
Tripolis IJsbaanpad Beheer A I B.V.       Real Estate Management            No              No               No
Tripolis IJsbaanpad Beheer A II B.V.      Real Estate Management            No              No               No
Tripolis IJsbaanpad Beheer B I B.V.       Real Estate Management            No              No               No
Tripolis IJsbaanpad Beheer B II B.V.      Real Estate Management            No              No               No
Tripolis IJsbaanpad Beheer C I B.V.       Real Estate Management            No              No               No
Tripolis IJsbaanpad Beheer C II B.V.      Real Estate Management            No              No               No
Tripolis Vastgoed B.V.                    Real Estate Management            No              No               No
Tripudio B.V.                             Investment Company                No              No               No
Trituris B.V.                             Cash Company                      No              No               No
Truchot Limited                           Management Company (general)      No              No               No
Truckstar Holding B.V.                    Cash Company                      No              No               No
Trust Maatschappij ING Bank B.V.          Trust Company                     No              No               No
Tucker Roberts Tierney & Wilson Limited   Insurance broker                  No              No               No
Tucupido B.V.                             Cash Company                      No              No               No
Tudor Registrars Limited                  Real Estate: General              No              No               No
Tunnel onder de Noord B.V.                Management Company (general)      No              No               No
U. Ringsma Beheer B.V.                    Cash Company                      No              No               No
UC Mortgage Corporation                   Mortgage Bank                     No              No               No
Uiterwijk Winkel Verzekeringen B.V.       Insurance Agency                  No              No               No
ULG Federated International Management
 Sd. Bhd.                                 Dormant Company                   No              No               No
Union Investment Company Pty Ltd          Management Company (general)      No              No               No
United Life & Annuity Insurance Company   Life Insurance                    No              No               No
Unitres Beheer B.V.                       Investment Company                No              No               No
Unitres Holding B.V.                      Cash Company                      No              No               No
USG Annuity & Life Company                Life Insurance                    No              No               No
UTA Finanz und Leasing GmbH               Lease                             No              No               No
Utrechtse Financierings Bank N.V.         Real Estate Management            No              No               No
Utrechtse Hypotheekbank N.V.              Mortgage Bank                     No              No               No
Utrechtse Participatiemaatschappij B.V.   Venture Capital                   No              No               No
Utrechtse Poort B.V.                      Real Estate Management            No              No               No
V.O.F. Winkelcentrum Markt
 Noorderpromenade Drachten                Operation Company (general)       No              No               No
V.R. & V.C. Holding B.V.                  Insurance Agency                  No              No               No
Vaderlandsche Hypotheekbank N.V.          Mortgage Bank                     No              No               No
Valeron B.V.                              Cash Company                      No              No               No
Valis B.V.                                Cash Company                      No              No               No
Valores Consolidados                      Holding                           No              No               No
Valpacos B.V.                             Cash Company                      No              No               No
Van den Brink & Schuiteman Assurantien
 B.V.                                     Insurance Agency                  No              No               No
Van den Heuvel Beheer B.V.                Cash Company                      No              No               No
Van der Ham Rhijngouw Assurantien B.V.    Insurance Agency                  No              No               No
Van der Hoek Adviesgroep B.V.             Insurance Agency                  No              No               No
Van Deursen & De Jong Assurantien B.V.    Insurance Agency                  No              No               No
Van Duin & Molenaar Assurantien B.V.      Insurance Agency                  No              No               No
Van Loon Beheer B.V.                      Cash Company                      No              No               No
Van Maaren Beheer B.V.                    Cash Company                      No              No               No
Van Meulen Assurantien B.V.               Insurance Agency                  No              No               No
Van Rensch Groep B.V.                     Insurance Agency                  No              No               No
Van Thuringen B.V.                        Lease                             No              No               No
Van Zwamen Holding B.V.                   Cash Company                      No              No               No
Vastgoed De Appelaar B.V.                 Real Estate Development           No              No               No
Vastgoed De Appelaar Holding B.V.         Real Estate Development           No              No               No
Vastgoed De Brink B.V.                    Real Estate Development           No              No               No
Vastgoed IJburg B.V.                      Real Estate Soil                  No              No               No
Vastgoed Visarenddreef B.V.               Real Estate Buildings             No              No               No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %    BOARD Y/N
-----------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.       B.V.            40000092   100.00
Vechtse Poort B.V.                        B.V.            20001979   100.00
Veenstra & Gepken Assurantien B.V.        B.V.            10001332   100.00
Ven Beheer B.V.                           B.V.            50000075   100.00
Venak Assurantien B.V.                    B.V.            10001333   100.00
Venture Administration Limited            Ltd.            50001094   100.00
Venture Capital Partners Pty Ltd          Ltd.            50000538    66.67
Venturi G.W. Thonissen Beheer B.V.        B.V.            50000076   100.00
Veraz B.V.                                B.V.            10001334   100.00
Verbouw Support B.V.                      B.V.            10001350   100.00
Verenigde Bankbedrijven N.V.              N.V.            20000039   100.00
Versluis Assurantien B.V.                 B.V.            10001335   100.00
Verwaltung ABL
 Immobilienbeteiligungsgesellschaft mbH   GmbH                        48.54
Verwaltung Quartier 203 GmbH              GmbH                        48.54
Vestax Capital Corporation, Inc.          Inc.            50000407   100.00
Via Catarina "Empredimentos
 Imobiliarios" SA                         S.A.            20001427    50.00
Vicar B.V.                                B.V.            20001608   100.00
Vidriales B.V.                            B.V.            20001674   100.00
Vinca Minor Finance B.V.                  B.V.            50000961   100.00
Vitigudino B.V.                           B.V.            20001228   100.00
Vivene B.V.                               B.V.            50000077   100.00
Vivian Limited                            Ltd.            20001374   100.00
Vlietse Poort B.V.                        B.V.            20001980   100.00
VOF Mahler 4                              V.O.F.          50000965    33.33
VOLA Geldleningen B.V.                    B.V.            20001517   100.00
Volmachtbedrijf ING Bank B.V.             B.V.            20000733   100.00
Vorola Holding B.V.                       B.V.            50000577   100.00
VTX Agency of California, Inc.            Inc.            50000898   100.00
VTX Agency of Massachusetts, Inc.         Inc.            50000897   100.00
VTX Agency of Michigan, Inc.              Inc.            50000409   100.00
VTX Agency of Oregon, Inc.                Inc.            50000732   100.00
VTX Agency of Texas, Inc.                 Inc.            50000408   100.00
VTX Agency, Inc.                          Inc.            50000406   100.00
W. Melkman & Zonen Assurantien B.V.       B.V.            10001321   100.00
W. Muller Assurantien B.V.                B.V.            10001365   100.00
W.M. Timmermans Assurantien B.V.          B.V.            10001330   100.00
W.N. van Twist Holding B.V.               B.V.            20001173   100.00
W.U.H. Finanz A.G                         A.G.            20001939   100.00
Wabemij B.V.                              B.V.            20001779   100.00
Wadden Poort B.V.                         B.V.            50000126   100.00
Wago Beheer B.V.                          B.V.            50000521   100.00
Warsaw I B.V.                             B.V.            40000247   100.00
Warsaw II B.V.                            B.V.            40000125   100.00
Warsaw III B.V.                           B.V.            40000101   100.00
Washington Square Insurance Agency
 (New Mexico), Inc.                       Inc.            50000376   100.00
Washington Square Insurance Agency
 (Ohio), Inc.                             Inc.            50000375    90.00
Washington Square Insurance Agency, Inc.
 (of Massachusets)                        Inc.            50000881   100.00
Washington Square Insurance Agency, Inc.
 (of Texas)                               Inc.            50000880   100.00
Washington Square Insurance Agency, Inc.
 (Puerto Rico)                            Inc.            50000220   100.00
Wellington Warranty Company, Inc.         Inc.                       100.00
Welstand B.V.                             B.V.            20000741   100.00
Welvaert Financieringen N.V.              N.V.            20000673   100.00
Westermij B.V.                            B.V.            10000640   100.00
Western Union Insurance Company           ?               10001403   100.00

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.       Schenkkade 65                             2595 AS      Den Haag             Netherlands
Vechtse Poort B.V.                        Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Veenstra & Gepken Assurantien B.V.        Van Schaijkweg 60                         7811 KK      Emmen                Netherlands
Ven Beheer B.V.                           Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Venak Assurantien B.V.                    Dr. Jaegerstraat 54                       6417 CK      Heerlen              Netherlands
Venture Administration Limited            74, Brook Street                          WIY 1YD      London               United Kingdom
Venture Capital Partners Pty Ltd          Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Venturi G.W. Thonissen Beheer B.V.        Drentestraat 24                           1083 HK      Amsterdam            Netherlands
Veraz B.V.                                Sint Pieterstraat 1                       4331 ET      Middelburg           Netherlands
Verbouw Support B.V.                      Europaweg 145                             2700 AR      Zoetermeer           Netherlands
Verenigde Bankbedrijven N.V.              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Versluis Assurantien B.V.                 Goudsesingel 188                          3011 KD      Rotterdam            Netherlands
Verwaltung ABL
 Immobilienbeteiligungsgesellschaft mbH   Bockenheimer Landstrasse 10               60323        Frankfurt am Main    Germany
Verwaltung Quartier 203 GmbH                                                                                          Germany
Vestax Capital Corporation, Inc.          1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
Via Catarina "Empredimentos
 Imobiliarios" SA                         Lugar do Espido Via Norte 1197            4471         Maia Codex           Portugal
Vicar B.V.                                Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Vidriales B.V.                            Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Vinca Minor Finance B.V.                  Herculesplein 5                           3584 AA      Utrecht              Netherlands
Vitigudino B.V.                           Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Vivene B.V.                               Drentestraat 24                           1083 HK      Amsterdam            Netherlands
Vivian Limited                            St. Julians Avenue                        GY1 3DA      St. Peter Port,      United Kingdom
                                                                                                  Guernsey
Vlietse Poort B.V.                        Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
VOF Mahler 4                              Gustav Mahlerlaan 14                      1082 LS      Amsterdam            Netherlands
VOLA Geldleningen B.V.                    James Wattstraat 79                       1097 DL      Amsterdam            Netherlands
Volmachtbedrijf ING Bank B.V.             Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Vorola Holding B.V.                       Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
VTX Agency of California, Inc.            1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
VTX Agency of Massachusetts, Inc.         1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
VTX Agency of Michigan, Inc.              1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
VTX Agency of Oregon, Inc.                1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
VTX Agency of Texas, Inc.                 1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
VTX Agency, Inc.                          1931 Georgetown Road                      OH 44236     Hudson               United States
                                                                                                                      of America
W. Melkman & Zonen Assurantien B.V.       J.J. Viottastraat 38                      1071 JS      Amsterdam            Netherlands
W. Muller Assurantien B.V.                                                                       Beverwijk            Netherlands
W.M. Timmermans Assurantien B.V.          Heijendaalseweg 44A                       6524 SN      Nijmegen             Netherlands
W.N. van Twist Holding B.V.               Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
W.U.H. Finanz A.G                                                                                Oberageri            Switzerland
Wabemij B.V.                              Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Wadden Poort B.V.                         Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Wago Beheer B.V.                                                                                 Vuren                Belgium
Warsaw I B.V.                             Schenkkade 65                             2595 AS      Den Haag             Netherlands
Warsaw II B.V.                            Schenkkade 65                             2595 AS      Den Haag             Netherlands
Warsaw III B.V.                           Schenkkade 65                             2595 AS      Den Haag             Netherlands
Washington Square Insurance Agency        111 Washington Avenue South               MN 55401     Minneapolis          United States
 (New Mexico), Inc.                                                                                                   of America
Washington Square Insurance Agency        111 Washington Avenue South               MN 55401     Minneapolis          United States
 (Ohio), Inc.                                                                                                         of America
Washington Square Insurance Agency, Inc.  111 Washington Avenue South               MN 55401-    Minneapolis          United States
 (of Massachusets)                                                                  1900                              of America
Washington Square Insurance Agency, Inc.  111 Washington Avenue South               MN 55401-    Minneapolis          United States
 (of Texas)                                                                         1900                              of America
Washington Square Insurance Agency, Inc.  The Royal Bank Building, 225 Ponce        00901        Old San Juan,        United States
 (Puerto Rico)                            de Leon Avenue suite 502                               Puerto Rico          of America
Wellington Warranty Company, Inc.         181 University Avenue, 9th floor          M5H 3M7      Toronto              Canada
Welstand B.V.                             James Wattstraat 79                       1079 DL      Amsterdam            Netherlands
Welvaert Financieringen N.V.              James Wattstraat 79                       1079 DL      Amsterdam            Netherlands
Westermij B.V.                            Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Western Union Insurance Company           1300 321-6 Avenue SW                      T2P 4W7      Calgary              Canada

COMPANY NAME                              ACTIVITY                          BROKER/DEALER?  MARKET MAKER?      INVESTMENT ADVISORY?
-----------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.       Finance Company                   No              No                 No
Vechtse Poort B.V.                        Real Estate Management            No              No                 No
Veenstra & Gepken Assurantien B.V.        Insurance Agency                  No              No                 No
Ven Beheer B.V.                           Cash Company                      No              No                 No
Venak Assurantien B.V.                    Insurance Agency                  No              No                 No
Venture Administration Limited            Miscellaneous                     No              No                 No
Venture Capital Partners Pty Ltd          Financial Services                No              No                 No
Venturi G.W. Thonissen Beheer B.V.        Cash Company                      No              No                 No
Veraz B.V.                                Insurance Agency                  No              No                 No
Verbouw Support B.V.                      Investment Adviser                No              No                 No
Verenigde Bankbedrijven N.V.              Equity Management                 No              No                 No
Versluis Assurantien B.V.                 Insurance Agency                  No              No                 No
Verwaltung ABL
 Immobilienbeteiligungsgesellschaft mbH   Real Estate Management            No              No                 No
Verwaltung Quartier 203 GmbH              Real Estate Management            No              No                 No
Vestax Capital Corporation, Inc.          Insurance Agency                  No              No                 No
Via Catarina "Empredimentos
 Imobiliarios" SA                         Real Estate Management            No              No                 No
Vicar B.V.                                Cash Company                      No              No                 No
Vidriales B.V.                            Cash Company                      No              No                 No
Vinca Minor Finance B.V.                  Miscellaneous                     No              No                 No
Vitigudino B.V.                           Investment Company                No              No                 No
Vivene B.V.                               Cash Company                      No              No                 No
Vivian Limited                            Management Company (general)      No              No                 No
Vlietse Poort B.V.                        Real Estate Management            No              No                 No
VOF Mahler 4                              Real Estate Development           No              No                 No
VOLA Geldleningen B.V.                    Finance Company                   No              No                 No
Volmachtbedrijf ING Bank B.V.             Insurance Agency                  No              No                 No
Vorola Holding B.V.                       Cash Company                      No              No                 No
VTX Agency of California, Inc.            Insurance Agency                  No              No                 No
VTX Agency of Massachusetts, Inc.         Insurance Agency                  No              No                 No
VTX Agency of Michigan, Inc.              Insurance Agency                  No              No                 No
VTX Agency of Oregon, Inc.                Insurance Agency                  No              No                 No
VTX Agency of Texas, Inc.                 Insurance Agency                  No              No                 No
VTX Agency, Inc.                          Insurance Agency                  No              No                 No
W. Melkman & Zonen Assurantien B.V.       Insurance Agency                  No              No                 No
W. Muller Assurantien B.V.                                                  No              No                 No
W.M. Timmermans Assurantien B.V.          Insurance Agency                  No              No                 No
W.N. van Twist Holding B.V.               Cash Company                      No              No                 No
W.U.H. Finanz A.G.                        Real Estate Management            No              No                 No
Wabemij B.V.                              Cash Company                      No              No                 No
Wadden Poort B.V.                         Real Estate Exploitation          No              No                 No
Wago Beheer B.V.                          Cash Company                      No              No                 No
Warsaw I B.V.                             Holding                           No              No                 No
Warsaw II B.V.                            Holding                           No              No                 No
Warsaw III B.V.                           Real Estate Development           No              No                 No
Washington Square Insurance Agency
 (New Mexico), Inc.                       Insurance broker                  No              No                 No
Washington Square Insurance Agency
 (Ohio), Inc.                             Insurance broker                  No              No                 No
Washington Square Insurance Agency, Inc.
 (of Massachusets)                        Insurance Agency                  No              No                 No
Washington Square Insurance Agency, Inc.
 (of Texas)                               Insurance Agency                  No              No                 No
Washington Square Insurance Agency, Inc.
 (Puerto Rico)                            Insurance Agency                  No              No                 No
Wellington Warranty Company, Inc.                                           No              No                 No
Welstand B.V.                             Finance Company                   No              No                 No
Welvaert Financieringen N.V.              Finance Company                   No              No                 No
Westermij B.V.                            Asset Management                  No              No                 No
Western Union Insurance Company                                             No              No                 No

                                                                      TOTAL
COMPANY NAME                              LEGAL FORM      ING CODE   OWNED %    BOARD Y/N
-----------------------------------------------------------------------------------------
Western United Benefit Planners Pty Ltd   Ltd.            50000901   100.00
Western United Insurance Brokers (Aust)
 Pty Ltd                                  Ltd.            50000905   100.00
Western United Insurance Brokers (W.A.)
 Pty Ltd                                  Ltd.            50000904   100.00
Western United Insurance Brokers Pty Ltd  Ltd.            50000906   100.00
Westland Utrecht Bewaarbedrijf I B.V.     B.V.            50000707   100.00
Westland/Utrecht Advies B.V.              B.V.            20002374   100.00
Westland/Utrecht Bouwonderneming WUBO VI
 B.V.                                     B.V.            20001982   100.00
Westland/Utrecht Bouwonderonderneming
WUBO IV B.V.                              B.V.            20001981   100.00
Westland/Utrecht Hypotheekbank N.V.       N.V.            20001801   100.00
Westland/Utrecht Hypotheekmaatschappij
 N.V.                                     N.V.            10000521   100.00
Westland/Utrecht Leasing B.V.             N.V.            20001932   100.00
Westland/Utrecht Verzekeringen B.V.       N.V.            20001936   100.00
Westlandsche Hypotheek N.V.               N.V.            20001915   100.00
Westment II B.V.                          B.V.            20001129   100.00
Westward Capital II B.V.                  B.V.            20001505   100.00
Wiese Aetna Compania de Seguros S.A.      S.A.                        33.70
Wiese Aetna Seguros de Vida S.A.                                      33.70
Wijkertunnel Beheer I B.V.                B.V.            10000612   100.00
Wijkertunnel Beheer II B.V.               B.V.            20000753   100.00
Wijkertunnel Beheer II Management B.V.    B.V.            20000769   100.00
Wijnegem Ontwikkelingsmaatschappij N.V.   N.V.            10000709    50.03
Wilge Poort B.V.                          B.V.            20001992   100.00
Wilhelminahof MBO B.V.                    B.V.            40000124   100.00
Willbro Financial Services Ltd.           Ltd.            20002243   100.00
Willbro Nominees Ltd.                     Ltd.            20002244   100.00
Williams Chaplin Service Cy Ltd.          Ltd.            20002208   100.00
Williams de Broe Administration Ltd.      Ltd.            20002209   100.00
Williams de Broe Futures Ltd.             Ltd.            20002245   100.00
Williams de Broe Holdings Ltd.            Ltd.            20002087    82.46
Williams de Broe International Ltd.       Ltd.            20002246   100.00
Williams de Broe Investment Management
 Ltd.                                     Ltd.            20002247   100.00
Williams de Broe Link Nominees (No 1)
 Ltd.                                     Ltd.            20002248   100.00
Williams de Broe Link Nominees (No 2)
 Ltd.                                     Ltd.            20002249   100.00
Williams de Broe Overseas Ltd.            Ltd.            20002210   100.00
Williams de Broe Plc                      Plc.            20002212   100.00
WINGVest III B.V.                         B.V.            20002001   100.00
WINGVest IV - 99 B.V.                     B.V.            20002222   100.00
WINGVest V B.V.                           B.V.            20000148   100.00
Winkelfonds Nederland Holding
 Projectvennootschappen B.V.              B.V.            40000258   100.00
Winschoter Poort B.V.                     B.V.            50000127   100.00
Woonboulevard III B.V.                    B.V.            40000097   100.00
WUIB Pty Ltd                              Ltd.            50000903   100.00
Yealme Insurance Limited                  Ltd.                       100.00
Zamenterp B.V.                            B.V.            20001183    50.00
Zeeuwsche Hypotheekbank N.V.              N.V.            20001918   100.00
Zeeuwse Poort B.V.                        B.V.            20001983   100.00
Zil 2001 B.V.                             B.V.            50000847   100.00
ZIL '97 B.V.                              B.V.            20001814   100.00
Zil '98 B.V.                              B.V.            20002373   100.00
Zugut B.V.                                B.V.            20001937   100.00
Zuid Nederlandsche Hypotheekbank N.V.     N.V.            20001930   100.00
Zuid-Hollandsche Hypotheekbank N.V.       N.V.            20001916   100.00
Zutphense Poort B.V.                      B.V.            50000128   100.00
Zweite Industrie-Beteiligungs-
 Gesellschaft mbH                         GmbH                        98.23

COMPANY NAME                              ADDRESS                                   POSTAL CODE  CITY                 COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
Western United Benefit Planners Pty Ltd   Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Western United Insurance Brokers (Aust)
 Pty Ltd                                  Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Western United Insurance Brokers (W.A.)
 Pty Ltd                                  Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Western United Insurance Brokers Pty Ltd  Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Westland Utrecht Bewaarbedrijf I B.V.     Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Westland/Utrecht Advies B.V.              Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Westland/Utrecht Bouwonderneming WUBO VI
 B.V.                                     Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Westland/Utrecht Bouwonderonderneming
WUBO IV B.V.                              Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Westland/Utrecht Hypotheekbank N.V.       Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Westland/Utrecht Hypotheekmaatschappij
 N.V.                                     Desguinlei 92                             2018         Antwerpen            Belgium
Westland/Utrecht Leasing B.V.             Mr. Treublaan 7                           1097DP       Amsterdam            Netherlands
Westland/Utrecht Verzekeringen B.V.       Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Westlandsche Hypotheek N.V.               Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Westment II B.V.                                                                                 Den Bosch            Netherlands
Westward Capital II B.V.                  Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Wiese Aetna Compania de Seguros S.A.      Avenue Central, 1er, Piso 2,
                                           San Isidro                               27           Lima                 Peru
Wiese Aetna Seguros de Vida S.A.          Avenue Central, 1er, Piso 2,
                                           San Isidro                               27           Lima                 Peru
Wijkertunnel Beheer I B.V.                Schenkkade 65                             2595 AS      Den Haag             Netherlands
Wijkertunnel Beheer II B.V.               Bijlmerplein 888                          1102 MG      Amsterdam Zuidoost   Netherlands
Wijkertunnel Beheer II Management B.V.    Bijlmerplein 888                          1102 MG      Amsterdam            Netherlands
Wijnegem Ontwikkelingsmaatschappij N.V.                                                          Wijnegem             Belgium
Wilge Poort B.V.                          Mr Treublaan 7                            1097 DP      Amsterdam            Netherlands
Wilhelminahof MBO B.V.                    Schenkkade 65                             2595 AS      Den Haag             Netherlands
Willbro Financial Services Ltd.           6 Broadgate                               EC2M 2RP     London               United Kingdom
Willbro Nominees Ltd.                     6 Broadgate                               EC2M 2RP     London               United Kingdom
Williams Chaplin Service Cy Ltd.          6 Broadgate                               EC2M 2RP     Londen               United Kingdom
Williams de Broe Administration Ltd.      6 Broadgate                               EC2M 2RP     Londen               United Kingdom
Williams de Broe Futures Ltd.             6 Broadgate                               EC2M 2RP     London               United Kingdom
Williams de Broe Holdings Ltd.            6 Broadgate                               EC2M 2RP     London               United Kingdom
Williams de Broe International Ltd.       6 Broadgate                               EC2M 2RP     London               United Kingdom
Williams de Broe Investment Management
 Ltd.                                     6 Broadgate                               EC2M 2RP     Londen               United Kingdom
Williams de Broe Link Nominees (No 1)
 Ltd.                                     6 Broadgate                               EC2M 2RP     Londen               United Kingdom
Williams de Broe Link Nominees (No 2)
 Ltd.                                     6 Broadgate                               EC2M 2RP     London               United Kingdom
Williams de Broe Overseas Ltd.            6 Broadgate                               EC2M 2RP     Londen               United Kingdom
Williams de Broe Plc                      6 Broadgate                               EC2M 2RP     Londen               United Kingdom
WINGVest III B.V.                         Drentestraat 24                           1083 HK      Amsterdam            Netherlands
WINGVest IV - 99 B.V.                     Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
WINGVest V B.V.                           Amstelveenseweg 500                       1081 KL      Amsterdam            Netherlands
Winkelfonds Nederland Holding
Projectvennootschappen B.V.               Schenkkade 65                             2595 AS      Den Haag             Netherlands
Winschoter Poort B.V.                     Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Woonboulevard III B.V.                    Schenkkade 65                             2595 AS      Den Haag             Netherlands
WUIB Pty Ltd                              Level 13, 347 Kent Street                 NSW 2000     Sydney               Australia
Yealme Insurance Limited                  60 London Wall                            EC2m 5TQ     London               United Kingdom
Zamenterp B.V.                            Runnenburg 30                             3980 AZ      Bunnik               Netherlands
Zeeuwsche Hypotheekbank N.V.              Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Zeeuwse Poort B.V.                        Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Zil 2001 B.V.                             Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
ZIL '97 B.V.                              Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
Zil '98 B.V.                              Karspeldreef 14                           1101 CK      Amsterdam            Netherlands
Zugut B.V.                                Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Zuid Nederlandsche Hypotheekbank N.V.     Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Zuid-Hollandsche Hypotheekbank N.V.       Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Zutphense Poort B.V.                      Mr. Treublaan 7                           1097 DP      Amsterdam            Netherlands
Zweite Industrie-Beteiligungs-
Gesellschaft mbH                          Bockenheimer Landstrasse 10               60323        Frankfurt am Main    Germany

COMPANY NAME                              ACTIVITY                          BROKER/DEALER?  MARKET MAKER?   INVESTMENT ADVISORY?
--------------------------------------------------------------------------------------------------------------------------------
Western United Benefit Planners Pty Ltd   Insurance Agency                  No              No              No
Western United Insurance Brokers (Aust)
 Pty Ltd                                  Insurance Agency                  No              No              No
Western United Insurance Brokers (W.A.)
 Pty Ltd                                  Insurance Agency                  No              No              No
Western United Insurance Brokers Pty Ltd  Insurance Agency                  No              No              No
Westland Utrecht Bewaarbedrijf I B.V.     Custody                           No              No              No
Westland/Utrecht Advies B.V.              Financial Services                No              No              No
Westland/Utrecht Bouwonderneming WUBO VI
 B.V.                                     Real Estate Management            No              No              No
Westland/Utrecht Bouwonderonderneming
 WUBO IV B.V.                             Real Estate Management            No              No              No
Westland/Utrecht Hypotheekbank N.V.       Mortgage Bank                     No              No              No
Westland/Utrecht Hypotheekmaatschappij
 N.V.                                     Mortgage Bank                     No              No              No
Westland/Utrecht Leasing B.V.             Lease                             No              No              No
Westland/Utrecht Verzekeringen B.V.       Insurance Agency                  No              No              No
Westlandsche Hypotheek N.V.               General Bank                      No              No              No
Westment II B.V.                          Real Estate Management            No              No              No
Westward Capital II B.V.                  Investment Company                No              No              No
Wiese Aetna Compania de Seguros S.A.      Holding                           No              No              No
Wiese Aetna Seguros de Vida S.A.          Life Insurance                    No              No              No
Wijkertunnel Beheer I B.V.                Investment Management             No              No              No
Wijkertunnel Beheer II B.V.               Management Company (general)      No              No              No
Wijkertunnel Beheer II Management B.V.    Management Company (general)      No              No              No
Wijnegem Ontwikkelingsmaatschappij N.V.   Real Estate Development           No              No              No
Wilge Poort B.V.                          Real Estate Management            No              No              No
Wilhelminahof MBO B.V.                    Holding                           No              No              No
Willbro Financial Services Ltd.           Financial Services                No              No              No
Willbro Nominees Ltd.                     Financial Services                No              No              No
Williams Chaplin Service Cy Ltd.          Financial Services                No              No              No
Williams de Broe Administration Ltd.      Financial Services                No              No              No
Williams de Broe Futures Ltd.             Financial Services                No              No              No
Williams de Broe Holdings Ltd.            Service Company                   No              No              No
Williams de Broe International Ltd.       Financial Services                No              No              No
Williams de Broe Investment Management
 Ltd.                                     Financial Services                No              No              No
Williams de Broe Link Nominees (No 1)
 Ltd.                                     Financial Services                No              No              No
Williams de Broe Link Nominees (No 2)
 Ltd.                                     Financial Services                No              No              No
Williams de Broe Overseas Ltd.            Financial Services                No              No              No
Williams de Broe Plc.                     Financial Services                No              No              No
WINGVest III B.V.                         Investment Company                No              No              No
WINGVest IV - 99 B.V.                     Investment Company                No              No              No
WINGVest V B.V.                           Investment Company                No              No              No
Winkelfonds Nederland Holding
 Projectvennootschappen B.V.              Holding                           No              No              No
Winschoter Poort B.V.                     Real Estate Exploitation          No              No              No
Woonboulevard III B.V.                    Real Estate Development           No              No              No
WUIB Pty Ltd                              Insurance Agency                  No              No              No
Yealme Insurance Limited                  Insurance                         No              No              No
Zamenterp B.V.                            Financial Services                No              No              No
Zeeuwsche Hypotheekbank N.V.              Hypotheek/Mortgage bank           No              No              No
Zeeuwse Poort B.V.                        Real Estate Management            No              No              No
Zil 2001 B.V.                             Lease                             No              No              No
ZIL '97 B.V.                              Lease                             No              No              No
Zil '98 B.V.                              Lease                             No              No              No
Zugut B.V.                                Real Estate Management            No              No              No
Zuid Nederlandsche Hypotheekbank N.V.     Hypotheek/Mortgage bank           No              No              No
Zuid-Hollandsche Hypotheekbank N.V.       Hypotheek/Mortgage bank           No              No              No
Zutphense Poort B.V.                      Real Estate Exploitation          No              No              No
Zweite Industrie-Beteiligungs-
 Gesellschaft mbH                                                           No              No              No

1) Company owned by Individual pursuant to State Law. Shareholder Agreement in place

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
BancWest Investment Services, Inc.                       PrimeVest Financial Services, Inc.                                  100.00
Bleakleys Limited                                        Parnership Planning Ltd.                                            100.00
C.T.M.N. Nominees Ltd.                                   Charterhouse Securities Ltd.                                        100.00
C.T.S. Nominees Ltd.                                     Charterhouse Securities Ltd.                                        100.00
Charterhouse Securities Holdings Ltd.                    Chantal Two Ltd.                                                    100.00
Charterhouse Securities Ltd.                             Chantal One Ltd.                                                    100.00
Directed Services, Inc.                                  Equitable of Iowa Companies, Inc.                                   100.00
Evangeline Securities Limited                            Equisure Financial Management Limited                               100.00
Financial Network Investment Corporation                 FNI International, Inc.                                             100.00
Financial Northeastern Securities, Inc.                  ReliaStar Financial Corporation                                     100.00
ING Bank N.V.                                            ING Groep N.V.                                                      100.00
ING Baring (Malaysia) Sdn Bhd                            ING Baring Securities (Singapore) Pte Ltd                           100.00
ING Financial Advisors, LLC                              ING Life Insurance and Annuity Company                              100.00
ING Fund Management B.V.                                 ING Investment Management (Europe) B.V.                             100.00
ING Investment Management (Europe) B.V.                  ING Investment Management B.V.                                      100.00
ING Investment Management B.V.                           ING Investment Management Holdings N.V.                             100.00
ING Management Limited                                   Heine Management Pty Limited                                        100.00
Multi-Financial Securities Corporation                   Multi-Financial Group Inc.                                          100.00
PrimeVest Financial Services, Inc.                       ING Capital Corporation, LLC                                        100.00
Sutherlands (Holdings) Ltd.                              Charterhouse Securities Ltd.                                        100.00
T&C Nominees Ltd.                                        Charterhouse Securities Ltd.                                        100.00
VESTAX Securities Corp.                                  Vestax Capital Corporation, Inc.                                    100.00
Washington Square Securities, Inc.                       ReliaStar Financial Corp                                            100.00
Aeltus Capital, Inc.                                     Aeltus Investment Management, Inc.                                  100.00
Aetna Securities Investment Management (Taiwan) Limited  ING International Insurance Holdings, Inc.                           80.00
Amstgeld N.V.                                            Westland/Utrecht Hypotheekbank N.V.                                 100.00
Anodyne Nominees (Proprietary) Limited                   ING Barings Southern Africa Pty Limited                             100.00
Atlas Capital (Thailand) Limited ("Atlas")               ING Baring Holding Nederland B.V.                                    49.00
Austin Assets Limited                                    Baring Asset Management (Asia) Holdings Limited                     100.00
Bank Mendes Gans Effectenbewaarbedrijf N.V.              Bank Mendes Gans N.V.                                               100.00
Bank Mendes Gans N.V.                                    ING Bank N.V.                                                        99.77
Banque Bruxelles Lambert S.A.                            ING Bank N.V.                                                        99.05
Banque Bruxelles Lambert Suisse S.A.                     Banque Bruxelles Lambert S.A.                                        99.95
Baring Investment Services, Inc                          Baring International Investment Management Limited                  100.00
Barings Investment Services Limited                      Baring Asset Management Holdings Ltd.                               100.00
BSK Leasing S A                                          ING Bank Slaski S.A.                                                100.00
Comprehensive Financial Services, Inc.                   Investors Financial Planning, Inc.                                  100.00
Compulife Investor Services                              PimeVest Financial Services, Inc.                                   100.00
Corinvest Limited                                        ING (International) Limited                                         100.00
Credit Europeen Luxembourg S.A.                          Banque Bruxelles Lambert S.A.                                        99.98
Deutsche Hypothekenbank (Aktien-Gesellschaft)            Berliner Handels- und Frankfurter Bank A G                           80.12
EpCorp Limited                                           ING (International) Limited                                         100.00
Equisure Financial Network, Inc.                         1440915 Ontario Inc                                                 100.00
Equisure Securities Ltd.                                 Equisure Financial Network, Inc.                                    100.00
Extra Clearing B.V.                                      ING Bank N.V.                                                       100.00
Extra Clearing GmbH                                      Extra Clearing B.V.                                                 100.00
ING                                                      Banque Bruxelles Lambert France S.A.                                 95.00
Ferri-Adalingue s.a.                                     Ferri S.A.                                                           99.96
FINPLUS Sp.Z.o.o.                                        ING Bank Slaski S.A.                                                 50.00
Granite Investment Services                              PrimeVest Financial Services, Inc.                                  100.00
Guaranty Brokerage Services, Inc.                        PrimeVest Financial Services, Inc.                                  100.00
Heine Securities Pty Ltd                                 Heine Management Pty Limited                                        100.00
IFG Network Securities, Inc.                             Investors Financial Planning, Inc.                                  100.00
ING America Equities, Inc.                               Security Life of Denver Insurance Company                           100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
BancWest Investment Services, Inc.
Bleakleys Limited
C.T.M.N. Nominees Ltd.
C.T.S. Nominees Ltd.
Charterhouse Securities Holdings Ltd.
Charterhouse Securities Ltd.
Directed Services, Inc.
Evangeline Securities Limited
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
ING Bank N.V.
ING Baring (Malaysia) Sdn Bhd
ING Financial Advisors, LLC
ING Fund Management B.V.
ING Investment Management (Europe) B.V.
ING Investment Management B.V.
ING Management Limited
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Sutherlands (Holdings) Ltd.
T&C Nominees Ltd.
VESTAX Securities Corp.
Washington Square Securities, Inc.
Aeltus Capital, Inc.
Aetna Securities Investment Management (Taiwan) Limited
Amstgeld N.V.
Anodyne Nominees (Proprietary) Limited
Atlas Capital (Thailand) Limited ("Atlas")
Austin Assets Limited
Bank Mendes Gans Effectenbewaarbedrijf N.V.
Bank Mendes Gans N.V.
Banque Bruxelles Lambert S.A.
Banque Bruxelles Lambert Suisse S.A.
Baring Investment Services, Inc
Barings Investment Services Limited
BSK Leasing S A
Comprehensive Financial Services, Inc.
Compulife Investor Services
Corinvest Limited
Credit Europeen Luxembourg S.A.
Deutsche Hypothekenbank (Aktien-Gesellschaft)
EpCorp Limited
Equisure Financial Network, Inc.
Equisure Securities Ltd.
Extra Clearing B.V.
Extra Clearing GmbH
ING
Ferri-Adalingue s.a.
FINPLUS Sp.Z.o.o.
Granite Investment Services
Guaranty Brokerage Services, Inc.
Heine Securities Pty Ltd
IFG Network Securities, Inc.
ING America Equities, Inc.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
BancWest Investment Services, Inc.
Bleakleys Limited
C.T.M.N. Nominees Ltd.
C.T.S. Nominees Ltd.
Charterhouse Securities Holdings Ltd.
Charterhouse Securities Ltd.
Directed Services, Inc.
Evangeline Securities Limited
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
ING Bank N.V.
ING Baring (Malaysia) Sdn Bhd
ING Financial Advisors, LLC
ING Fund Management B.V.
ING Investment Management (Europe) B.V.
ING Investment Management B.V.
ING Management Limited
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Sutherlands (Holdings) Ltd.
T&C Nominees Ltd.
VESTAX Securities Corp.
Washington Square Securities, Inc.
Aeltus Capital, Inc.
Aetna Securities Investment Management (Taiwan) Limited
Amstgeld N.V.
Anodyne Nominees (Proprietary) Limited
Atlas Capital (Thailand) Limited ("Atlas")
Austin Assets Limited
Bank Mendes Gans Effectenbewaarbedrijf N.V.
Bank Mendes Gans N.V.
Banque Bruxelles Lambert S.A.
Banque Bruxelles Lambert Suisse S.A.
Baring Investment Services, Inc
Barings Investment Services Limited
BSK Leasing S A
Comprehensive Financial Services, Inc.
Compulife Investor Services
Corinvest Limited
Credit Europeen Luxembourg S.A.
Deutsche Hypothekenbank (Aktien-Gesellschaft)
EpCorp Limited
Equisure Financial Network, Inc.
Equisure Securities Ltd.
Extra Clearing B.V.
Extra Clearing GmbH
ING
Ferri-Adalingue s.a.
FINPLUS Sp.Z.o.o.
Granite Investment Services
Guaranty Brokerage Services, Inc.
Heine Securities Pty Ltd
IFG Network Securities, Inc.
ING America Equities, Inc.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING-BHF Bank AG                                          ING Verwaltung und Beteiligung GmbH                                  95.39
ING Bank (Belgium) N.V./S.A.                             Banque Bruxelles Lambert S.A.                                       100.00
ING Bank (Eurasia)                                       ING Bank N.V.                                                       100.00
ING Bank (France) S.A.                                   Banque Bruxelles Lambert S.A.                                       100.00
ING Bank Slaski S.A.                                     ING Bank N.V.                                                        54.98
ING Bank Ukraine                                         ING Bank N.V.                                                       100.00
ING Baring Capital Markets (C.R.), a.s.                  ING Bank N.V.                                                       100.00
ING Baring Grupo Financiero (Mexico) S.A. de C.V.        ING (U.S.) Financial Services Corporation                           100.00
ING Baring Holding Nederland B.V.                        ING Bank N.V.                                                       100.00
ING Baring Investment (Eurasia) ZAO                      ING Bank N.V.                                                       100.00
ING Baring Operational Services (Taiwan) Limited         ING International Holdings Limited                                  100.00
ING Baring Securities (Eurasia) ZAO                      ING Bank N.V.                                                        95.00
ING Baring Securities (France ) S.A.                     ING Ferri S.A.                                                      100.00
ING Baring Securities (Hungary) Rt.                      ING Bank N.V.                                                       100.00
ING Baring Securities (India) Pvt. Ltd.                  ING Barings India Private Limited                                    75.00
ING Baring Securities (Japan) Limited                    ING Baring Holding Nederland B.V.                                   100.00
ING Baring Securities (Overseas) Ltd.                    ING UK Dormant Holding Company Limited                              100.00
ING Baring Securities (Poland) Holding B.V.              ING Bank N.V.                                                       100.00
ING Baring Securities (Romania) S.A.                     ING Bank N.V.                                                       100.00
ING Baring Securities (Singapore) Pte Ltd                ING (International) Limited                                         100.00
ING Baring Securities (Slovakia), o.c.p.a.s.             ING Bank N.V.                                                       100.00
ING Baring Securities (Taiwan) Limited (SICE)            ING Baring Holding Nederland B.V.                                   100.00
ING Baring Securities (Thailand) Limited                 ING Baring Holding Nederland B.V.                                    70.00
ING Baring Securities Argentina S.A.                     ING (International) Limited                                         100.00
ING Baring Securities Services Limited                   ING UK Holdings Limited                                             100.00
ING Baring Sociedad de Bolsa (Argentina), S.A.           ING Bank N.V.                                                       100.00
ING Baring South Africa Limited                          ING (International) Limited                                         100.00
ING Barings Deutschland (GmbH)                           Barings C.F. Holdings Limited                                       100.00
ING Barings Ecuador Casa de Valores S.A.                 ING Bank N.V.                                                       100.00
ING Barings Italia SRL                                   ING UK Corporate Finance Holdings Limited                            95.00
ING Barings Limited                                      ING Intermediate Holdings Limited                                   100.00
ING Derivatives (London) Limited                         ING Bank N.V.                                                       100.00
ING Direct Funds Limited
ING Direct Securities, Inc.
ING Ferri S.A.                                           ING Bank N.V.                                                       100.00
ING Financial Markets LLC                                ING TT&S (U.S.) Holdings Corp.                                      100.00
ING Funds Distributor, LLC                               ING Funds Services, Inc.                                            100.00
ING Furman Selz Financial Services LLC                   ING Furman Selz Asset Management LLC                                100.00
ING Futures & Options (Hong Kong) Limited                ING (International) Limited                                         100.00
ING Futures & Options (Singapore) Pte Ltd.               ING Bank N.V.                                                       100.00
ING Guilder Corretora de Cambio E Titulis S.A.           ING Empreendimentos e Participacaos Ltda.                           100.00
ING Guilder Distribuidora de Titulos E Valores
 Mobiliarios S/A                                         ING Empreendimentos e Participacaos Ltda.                           100.00
ING Securities S.A.                                      ING Bank Slaski S.A.                                                100.00
ING Valores (Venezuela) C.A.                             ING Bank N.V.                                                       100.00
ING-BHF BANK AG                                          BHF Holding Aktiengesellschaft                                       98.63
Locust Street Securities, inc                            ING Advisors Network, Inc.                                          100.00
MC-BBL Securities Ltd.                                   Banque Bruxelles Lambert S.A.                                       100.00
Systematized Benefits Administrators, inc.               Aetna Services Holding Company (Connecticut), Inc.                  100.00
United Variable Services inc.                            United Life & Annuity Insurance Company                             100.00
Vermeulen Raemdonck S.A.                                 Banque Bruxelles Lambert S.A.                                        80.00
Williams de Broe Securities Ltd.                         Banque Bruxelles Lambert S.A.                                       100.00
PT ING Baring Securities Indonesia                       ING (International) Limited                                          79.99
Aeltus Investment Management, Inc.                       Aetna Investment Adviser Holding Company, Inc.                      100.00
Aetna Investment Management (F.E.) Limited               Aetna (HK) Services Limited                                         100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING-BHF Bank AG                                          ING Bank NV                         1.70
ING Bank (Belgium) N.V./S.A.
ING Bank (Eurasia)
ING Bank (France) S.A.
ING Bank Slaski S.A.
ING Bank Ukraine
ING Baring Capital Markets (C.R.), a.s.
ING Baring Grupo Financiero (Mexico) S.A. de C.V.
ING Baring Holding Nederland B.V.
ING Baring Investment (Eurasia) ZAO
ING Baring Operational Services (Taiwan) Limited
ING Baring Securities (Eurasia) ZAO                      Management Services ING Bank
                                                          B.V.                               5.00
ING Baring Securities (France ) S.A.
ING Baring Securities (Hungary) Rt.
ING Baring Securities (India) Pvt. Ltd.
ING Baring Securities (Japan) Limited
ING Baring Securities (Overseas) Ltd.
ING Baring Securities (Poland) Holding B.V.
ING Baring Securities (Romania) S.A.
ING Baring Securities (Singapore) Pte Ltd
ING Baring Securities (Slovakia), o.c.p.a.s.
ING Baring Securities (Taiwan) Limited (SICE)
ING Baring Securities (Thailand) Limited
ING Baring Securities Argentina S.A.
ING Baring Securities Services Limited
ING Baring Sociedad de Bolsa (Argentina), S.A.
ING Baring South Africa Limited
ING Barings Deutschland (GmbH)
ING Barings Ecuador Casa de Valores S.A.
ING Barings Italia SRL
ING Barings Limited
ING Derivatives (London) Limited
ING Direct Funds Limited
ING Direct Securities, Inc.
ING Ferri S.A.
ING Financial Markets LLC
ING Funds Distributor, LLC
ING Furman Selz Financial Services LLC
ING Futures & Options (Hong Kong) Limited
ING Futures & Options (Singapore) Pte Ltd.
ING Guilder Corretora de Cambio E Titulis S.A.
ING Guilder Distribuidora de Titulos E Valores
 Mobiliarios S/A
ING Securities S.A.
ING Valores (Venezuela) C.A.
ING-BHF BANK AG
Locust Street Securities, inc
MC-BBL Securities Ltd.
Systematized Benefits Administrators, inc.
United Variable Services inc.
Vermeulen Raemdonck S.A.
Williams de Broe Securities Ltd.
PT ING Baring Securities Indonesia
Aeltus Investment Management, Inc.
Aetna Investment Management (F.E.) Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING-BHF Bank AG
ING Bank (Belgium) N.V./S.A.
ING Bank (Eurasia)
ING Bank (France) S.A.
ING Bank Slaski S.A.
ING Bank Ukraine
ING Baring Capital Markets (C.R.), a.s.
ING Baring Grupo Financiero (Mexico) S.A. de C.V.
ING Baring Holding Nederland B.V.
ING Baring Investment (Eurasia) ZAO
ING Baring Operational Services (Taiwan) Limited
ING Baring Securities (Eurasia) ZAO
ING Baring Securities (France ) S.A.
ING Baring Securities (Hungary) Rt.
ING Baring Securities (India) Pvt. Ltd.
ING Baring Securities (Japan) Limited
ING Baring Securities (Overseas) Ltd.
ING Baring Securities (Poland) Holding B.V.
ING Baring Securities (Romania) S.A.
ING Baring Securities (Singapore) Pte Ltd
ING Baring Securities (Slovakia), o.c.p.a.s.
ING Baring Securities (Taiwan) Limited (SICE)
ING Baring Securities (Thailand) Limited
ING Baring Securities Argentina S.A.
ING Baring Securities Services Limited
ING Baring Sociedad de Bolsa (Argentina), S.A.
ING Baring South Africa Limited
ING Barings Deutschland (GmbH)
ING Barings Ecuador Casa de Valores S.A.
ING Barings Italia SRL
ING Barings Limited
ING Derivatives (London) Limited
ING Direct Funds Limited
ING Direct Securities, Inc.
ING Ferri S.A.
ING Financial Markets LLC
ING Funds Distributor, LLC
ING Furman Selz Financial Services LLC
ING Futures & Options (Hong Kong) Limited
ING Futures & Options (Singapore) Pte Ltd.
ING Guilder Corretora de Cambio E Titulis S.A.
ING Guilder Distribuidora de Titulos E Valores
 Mobiliarios S/A
ING Securities S.A.
ING Valores (Venezuela) C.A.
ING-BHF BANK AG
Locust Street Securities, inc
MC-BBL Securities Ltd.
Systematized Benefits Administrators, inc.
United Variable Services inc.
Vermeulen Raemdonck S.A.
Williams de Broe Securities Ltd.
PT ING Baring Securities Indonesia
Aeltus Investment Management, Inc.
Aetna Investment Management (F.E.) Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management (Taiwan) Limited             ING International Insurance Holdings, Inc.                           80.00
B.V. Beleggingsmaatschappij Berendaal                    Nationale-Nederlanden Levensverzekering Maatschappij N.V.            86.13
Baring Asset Management, Inc                             Baring International Investment Management Holdings Ltd.            100.00
Baring Brothers Private Asset Management Limited         Baring Asset Management Holdings Limited                            100.00
Baring International Investment (Far East) Limited       Baring International Fund Managers Limited                          100.00
Baring International Investment Limited                  Baring Asset Management Holdings Ltd.                               100.00
Clarion Partners, LLC                                    ING Clarion Partners Holdings, Inc.                                 100.00
CRA Real Estate Securities L.P.                          ING CRA Real Estate Securities Holdings, Inc                        100.00
FSIP LLC                                                 Furman Selz Capital Management LLC                                  100.00
Furman Selz Capital Management LLC                       ING Furman Selz Asset Management LLC                                100.00
IFG Advisory Services, Inc.                              Investors Financial Group, Inc.                                     100.00
ING Advisors, Inc.                                       ING Capital Corporation, LLC                                        100.00
ING Asset Management (Singapore) Ltd.                    ING Merchant Bank (Singapore) Limited                               100.00
ING Asset Management B.V.                                ING Investment Management (Europe) B.V.                             100.00
ING BSK Asset Management S.A.                            ING Bank Slaski S.A.                                                 50.00
ING Capital Advisors LLC                                 ING Furman Selz Asset Management LLC                                100.00
ING CRA Real Estate Securities Holdings, Inc             ING REI Clarion Holding, Inc.                                        99.00
ING Furman Selz Asset Management LLC                     ING (US) Financial Holdings Corp.                                   100.00
ING Furman Selz Investments LLC                          ING Merger LLC                                                      100.00
ING Ghent Asset Management inc.                          ING Furman Selz Asset Management LLC                                100.00
ING Investment Management (Americas) B.V.                ING Investment Management B.V.                                      100.00
ING Investment Management (Asia Pacific) B.V.            ING Investment Management B.V.                                      100.00
ING Investment Management (Hungary) Rt                   Nationale Nederlanden Interfinance B.V.                             100.00
ING Investment Management Advisors B.V.                  ING Investment Management (Europe) B.V.                             100.00
ING Investment Management Belgium                        Banque Bruxelles Lambert S.A.                                       100.00
ING Investment Management France S.A.                    Banque Bruxelles Lambert S.A.                                       100.00
ING Investment Management Holdings (Antilles) N.V.       ING Bank N.V.                                                       100.00
ING Investment Management Italy                          ING Sviluppo Finanziaria S.p.A.                                     100.00
ING Investment Management LLC                            Equitable of Iowa Companies, Inc.                                    50.00
ING Investment Management Ltda.                          ING Investment Management Holdings (Antilles) N.V.                  100.00
ING Investments LLC                                      ING Funds Services, Inc. Inc.                                       100.00
ING Life Insurance and Annuity Company                   ING Retirement Holdings, Inc.                                       100.00
ING Management (Hong Kong) Ltd.                          ING Trust B.V.                                                      100.00
ING Mutual Funds Management Company (Japan), Ltd.        ING Life Insurance Company Ltd. (Japan)                              50.05
Lynx Financial Services Pty Ltd                          ING Life Limited                                                    100.00
Market Systems Research, Inc.                            ING Quantative Management, Inc.                                     100.00
NN Mutual Fund Management Co.                            The Netherlands Insurance Company                                     5.00
Postbank N.V.                                            ING Bank N.V.                                                       100.00
ReliaStar Investment Research, Inc.                      ReliaStar Financial Corp                                            100.00
RetireInvest Pty Limited                                 Integrated Networks Pty Limited                                     100.00
"The Seven Provinces" Insurance Underwriters Ltd.        Assurantiemaatschappij "De Zeven Provincien" N.V.                    98.00
"Transatlantica" Herverzekering Maatschappij N.V.        Assurantiemaatschappij "De Zeven Provincien" N.V.                   100.00
1084703 Ontario Inc.                                     Equisure Financial Management Limited                               100.00
1118632 Ontario Inc.                                     G. R. Hutchison Insurance Brokers Ltd.                              100.00
1158157 Ontario Ltd.                                     Equisure Financial Network, Inc.                                    100.00
1300 Connecticut Avenue Joint Venture                    ING Real Estate International Development B.V.                      100.00
1418583 Ontario Ltd.                                     Equisure Financial Network, Inc.                                    100.00
1440915 Ontario Inc                                      ING Canada, Inc.                                                     49.00
3214141 Canada Inc.                                      Wellington Insurance Company                                        100.00
3662578 Canada Inc.(7)                                   Equisure Financial Network, Inc.                                    100.00
3W Vastgoed B.V.                                         ING Vastgoed Ontwikkeling B.V.                                       29.33
52 Philip Street Pty Limited                             Australian Community Insurance Ltd.                                 100.00
828799 Alberta Ltd.                                      Equisure Financial Network, Inc.                                    100.00
828803 Alberta Ltd.                                      Equisure Financial Network, Inc.                                    100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management (Taiwan) Limited
B.V. Beleggingsmaatschappij Berendaal                    Nationale-Nederlanden
                                                          Schadeverzekering Maatschappij           RVS Levensverzekering
                                                          N.V.                               7.46   N.V.                       2.97
Baring Asset Management, Inc
Baring Brothers Private Asset Management Limited
Baring International Investment (Far East) Limited
Baring International Investment Limited
Clarion Partners, LLC
CRA Real Estate Securities L.P.
FSIP LLC
Furman Selz Capital Management LLC
IFG Advisory Services, Inc.
ING Advisors, Inc.
ING Asset Management (Singapore) Ltd.
ING Asset Management B.V.
ING BSK Asset Management S.A.                            ING Bank N.V.                      50.00
ING Capital Advisors LLC
ING CRA Real Estate Securities Holdings, Inc             ING Clarion Realty Services
                                                          Holdings, Inc                      1.00
ING Furman Selz Asset Management LLC
ING Furman Selz Investments LLC
ING Ghent Asset Management inc.
ING Investment Management (Americas) B.V.
ING Investment Management (Asia Pacific) B.V.
ING Investment Management (Hungary) Rt
ING Investment Management Advisors B.V.
ING Investment Management Belgium
ING Investment Management France S.A.
ING Investment Management Holdings (Antilles) N.V.
ING Investment Management Italy
ING Investment Management LLC                            Lion Connecticut Holdings, Inc.    50.00
ING Investment Management Ltda.
ING Investments LLC
ING Life Insurance and Annuity Company
ING Management (Hong Kong) Ltd.
ING Mutual Funds Management Company (Japan), Ltd.        ING Insurance International B.V.   49.95
Lynx Financial Services Pty Ltd
Market Systems Research, Inc.
NN Mutual Fund Management Co.                            ING Continental Europe Holdings           Nationale-Nederlanden
                                                          B.V.                              40.00   Levensverzekering
                                                                                                    Maatschappij N.V.         50.00
Postbank N.V.
ReliaStar Investment Research, Inc.
RetireInvest Pty Limited
"The Seven Provinces" Insurance Underwriters Ltd.
"Transatlantica" Herverzekering Maatschappij N.V.
1084703 Ontario Inc.
1118632 Ontario Inc.
1158157 Ontario Ltd.
1300 Connecticut Avenue Joint Venture
1418583 Ontario Ltd.
1440915 Ontario Inc
3214141 Canada Inc.
3662578 Canada Inc.(7)
3W Vastgoed B.V.
52 Philip Street Pty Limited
828799 Alberta Ltd.
828803 Alberta Ltd.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management (Taiwan) Limited
B.V. Beleggingsmaatschappij Berendaal                    RVS Schadeverzekering N.V.          0.42  Postbank
                                                                                                    Levensverzekering N.V.     3.00
Baring Asset Management, Inc
Baring Brothers Private Asset Management Limited
Baring International Investment (Far East) Limited
Baring International Investment Limited
Clarion Partners, LLC
CRA Real Estate Securities L.P.
FSIP LLC
Furman Selz Capital Management LLC
IFG Advisory Services, Inc.
ING Advisors, Inc.
ING Asset Management (Singapore) Ltd.
ING Asset Management B.V.
ING BSK Asset Management S.A.
ING Capital Advisors LLC
ING CRA Real Estate Securities Holdings, Inc
ING Furman Selz Asset Management LLC
ING Furman Selz Investments LLC
ING Ghent Asset Management inc.
ING Investment Management (Americas) B.V.
ING Investment Management (Asia Pacific) B.V.
ING Investment Management (Hungary) Rt
ING Investment Management Advisors B.V.
ING Investment Management Belgium
ING Investment Management France S.A.
ING Investment Management Holdings (Antilles) N.V.
ING Investment Management Italy
ING Investment Management LLC
ING Investment Management Ltda.
ING Investments LLC
ING Life Insurance and Annuity Company
ING Management (Hong Kong) Ltd.
ING Mutual Funds Management Company (Japan), Ltd.
Lynx Financial Services Pty Ltd
Market Systems Research, Inc.
NN Mutual Fund Management Co.
Postbank N.V.
ReliaStar Investment Research, Inc.
RetireInvest Pty Limited
"The Seven Provinces" Insurance Underwriters Ltd.
"Transatlantica" Herverzekering Maatschappij N.V.
1084703 Ontario Inc.
1118632 Ontario Inc.
1158157 Ontario Ltd.
1300 Connecticut Avenue Joint Venture
1418583 Ontario Ltd.
1440915 Ontario Inc
3214141 Canada Inc.
3662578 Canada Inc.(7)
3W Vastgoed B.V.
52 Philip Street Pty Limited
828799 Alberta Ltd.
828803 Alberta Ltd.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
828809 Alberta Ltd.                                      Equisure Insurance Services Ltd.                                    100.00
829031 Alberta Ltd.                                      Equisure Financial Network, Inc.                                    100.00
829037 Alberta Ltd.                                      Equisure Financial Network, Inc.                                    100.00
A. Prins B.V.                                            Belhaska XI B.V.                                                      0.10
A. Prins Makelaardij o/g B.V.                            A. Prins B.V.                                                       100.00
A. van der Molen Herenmode B.V.                          ING Prena B.V.                                                      100.00
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.     ING Prena B.V.                                                      100.00
A. Van Venrooy Beleggingen B.V.                          ING Prena B.V.                                                      100.00
A.G. Ilcken & Co. Buro-KG                                ING-BHF Bank AG                                                      21.00
Aberlady B.V.                                            Embee Holding B.V.                                                  100.00
Abiform Pty Limited                                      ING Life Limited                                                    100.00
ABO Bijlsma Assurantien B.V.                             Belhaska XI B.V.                                                     10.00
ABOYNE B.V.                                              ING Groep N.V.                                                      100.00
Abrocoma B.V.                                            ING Prena B.V.                                                      100.00
ABV Staete B.V.                                          BOZ B.V.                                                            100.00
Accomplished Leasing Limited                             Bishopscourt Ltd                                                     98.00
Aceros B.V.                                              ING Prena B.V.                                                       98.28
Aconto B.V.                                              Trust Maatschappij ING Bank B.V.                                    100.00
ACT Administratie Service B.V.                           B.V. Administratie Centrum voor Tussenpersonen ACT                  100.00
ACT Computer Services B.V.                               B.V. Administratie Centrum voor Tussenpersonen ACT                  100.00
ACT Direct Investment Pty Limited                        Integrated Networks Pty Limited                                     100.00
ACT Internet Services B.V.                               ING Support Holding B.V.                                            100.00
Acti Location SA                                         ING Lease Holding France S.A.                                        99.99
Acti-Bail Lyon SA                                        ING Lease Holding France S.A.                                       100.00
Acti-Bail SA                                             ING Lease Holding France S.A.                                       100.00
Acti-Equipement (ex-Rivaud-Bail) SA                      ING Lease Holding France S.A.                                       100.00
Administratie- en Trustkantoor van het Beleggingsfonds
 voor Protestants Nederland B.V.                         CenE Bankiers.N.V.                                                  100.00
Administratiekantoor de Leuve B.V.                       InterAdvies N.V.                                                    100.00
Adviser Lending Services Pty Limited                     Austadvisers Equity Pty Limited                                     100.00
Advisor Asset Management Limited                         Advisor Investment Services Limited                                 100.00
Advisor Investment Services Limited                      Partnership Planning Ltd.                                           100.00
Advisor Research Pty Limited                             Advisor Investment Services Limited                                 100.00
Aeltus Trust Company                                     Aeltus Investment Management, Inc.                                  100.00
Aeneas Beheer B.V.                                       ING Prena B.V.                                                      100.00
Aetna (HK) Services Limited                              ING International Insurance Holdings, Inc.                          100.00
Aetna (Netherlands) Holdings B.V.                        ING Insurance International B.V.                                    100.00
Aetna Capital Holdings, Inc.                             ING International Insurance Holdings, Inc.                          100.00
Aetna Financial Limited                                  Aetna Life Insurance Company (Bermuda) Limited                      100.00
Aetna Financial Services, Inc                            ING Retail Holding Company, Inc.                                    100.00
Aetna Heart Investment Company Ltd.                      ING Life Insurance Company of America                                80.00
Aetna Heart Publishing Co. Ltd.                          Aetna Heart Investment Company Ltd.                                  99.40
Aetna Information Technology (Guangzhou) Limited         ING International Insurance Holdings, Inc.                          100.00
Aetna Insurance Agency of Ohio, Inc.                     ING Insurance Services Holding Company, Inc.                        100.00
Aetna Insurance Agency of Texas, Inc. 1)                 ING Insurance Services Holding Company, Inc.                        100.00
Aetna International 1, LLC                               ING International Insurance Holdings, Inc.                          100.00
Aetna International 2, LLC                               ING International Insurance Holdings, Inc.                          100.00
Aetna International 3, LLC                               ING International Insurance Holdings, Inc.                          100.00
Aetna International 4, LLC                               ING International Insurance Holdings, Inc.                          100.00
Aetna International Fund Management, Inc.                ING International Insurance Holdings, Inc.                          100.00
Aetna International Holdings I Limited                   ING International Insurance Holdings, Inc.                          100.00
Aetna International Holdings II Limited                  ING International Insurance Holdings, Inc.                          100.00
Aetna Investment Adviser Holding Company, Inc.           ING Retirement Holdings, Inc.                                       100.00
Aetna Life & Casually International Finance N.V.         ING International Insurance Holdings, Inc.                          100.00
Aetna MPF Limited                                        ING International Insurance Holdings, Inc.                          100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
828809 Alberta Ltd.
829031 Alberta Ltd.
829037 Alberta Ltd.
A. Prins B.V.
A. Prins Makelaardij o/g B.V.                            Belhaska XI B.V.                   69.93
A. van der Molen Herenmode B.V.
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.
A. Van Venrooy Beleggingen B.V.
A.G. Ilcken & Co. Buro-KG
Aberlady B.V.                                            BHF Immobilien-GmbH                19.00
Abiform Pty Limited
ABO Bijlsma Assurantien B.V.
ABOYNE B.V.                                              Oostermij B.V.                     90.00
Abrocoma B.V.
ABV Staete B.V.
Accomplished Leasing Limited
Aceros B.V.
Aconto B.V.
ACT Administratie Service B.V.
ACT Computer Services B.V.
ACT Direct Investment Pty Limited
ACT Internet Services B.V.
Acti Location SA
Acti-Bail Lyon SA
Acti-Bail SA
Acti-Equipement (ex-Rivaud-Bail) SA
Administratie- en Trustkantoor van het Beleggingsfonds
 voor Protestants Nederland B.V.
Administratiekantoor de Leuve B.V.
Adviser Lending Services Pty Limited
Advisor Asset Management Limited
Advisor Investment Services Limited
Advisor Research Pty Limited
Aeltus Trust Company
Aeneas Beheer B.V.
Aetna (HK) Services Limited
Aetna (Netherlands) Holdings B.V.
Aetna Capital Holdings, Inc.
Aetna Financial Limited
Aetna Financial Services, Inc
Aetna Heart Investment Company Ltd.
Aetna Heart Publishing Co. Ltd.
Aetna Information Technology (Guangzhou) Limited
Aetna Insurance Agency of Ohio, Inc.
Aetna Insurance Agency of Texas, Inc. 1)
Aetna International 1, LLC
Aetna International 2, LLC
Aetna International 3, LLC
Aetna International 4, LLC
Aetna International Fund Management, Inc.
Aetna International Holdings I Limited
Aetna International Holdings II Limited
Aetna Investment Adviser Holding Company, Inc.
Aetna Life & Casually International Finance N.V.
Aetna MPF Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
828809 Alberta Ltd.
829031 Alberta Ltd.
829037 Alberta Ltd.
A. Prins B.V.
A. Prins Makelaardij o/g B.V.
A. van der Molen Herenmode B.V.
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.
A. Van Venrooy Beleggingen B.V.
A.G. Ilcken & Co. Buro-KG
Aberlady B.V.
Abiform Pty Limited
ABO Bijlsma Assurantien B.V.
ABOYNE B.V.
Abrocoma B.V.
ABV Staete B.V.
Accomplished Leasing Limited
Aceros B.V.
Aconto B.V.
ACT Administratie Service B.V.
ACT Computer Services B.V.
ACT Direct Investment Pty Limited
ACT Internet Services B.V.
Acti Location SA
Acti-Bail Lyon SA
Acti-Bail SA
Acti-Equipement (ex-Rivaud-Bail) SA
Administratie- en Trustkantoor van het Beleggingsfonds
 voor Protestants
Administratiekantoor de Leuve B.V.
Adviser Lending Services Pty Limited
Advisor Asset Management Limited
Advisor Investment Services Limited
Advisor Research Pty Limited
Aeltus Trust Company
Aeneas Beheer B.V.
Aetna (HK) Services Limited
Aetna (Netherlands) Holdings B.V.
Aetna Capital Holdings, Inc.
Aetna Financial Limited
Aetna Financial Services, Inc
Aetna Heart Investment Company Ltd.
Aetna Heart Publishing Co. Ltd.
Aetna Information Technology (Guangzhou) Limited
Aetna Insurance Agency of Ohio, Inc.
Aetna Insurance Agency of Texas, Inc. 1)
Aetna International 1, LLC
Aetna International 2, LLC
Aetna International 3, LLC
Aetna International 4, LLC
Aetna International Fund Management, Inc.
Aetna International Holdings I Limited
Aetna International Holdings II Limited
Aetna Investment Adviser Holding Company, Inc.
Aetna Life & Casually International Finance N.V.
Aetna MPF Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Aetna Osotspa Life Assurance Co. Ltd.                    ING International Insurance Holdings, Inc.                           26.94
Aetna Premium Collection Co.                             ING International Insurance Holdings, Inc.                           90.00
Aetna Services Holding Company, Inc.                     ING Retirement Holdings, Inc.                                       100.00
Aetna Sinopac Credit Card Company Limited                Aetna Heart Investment Company Ltd.                                  49.99
Aetna South Life Insurance Agency Co. Ltd.               Aetna Heart Investment Company Ltd.                                  99.40
Aetna Trust Limited                                      ING International Insurance Holdings, Inc.                           20.00
Afamco B.V.                                              ING Prena B.V.                                                      100.00
AFP Financial Holdings, Inc                              ING Canada, Inc.                                                    100.00
AFP Insurance Services Ltd                               AFP Financial Holdings, Inc.                                         50.00
AFP Integra Peru                                         ING Latin America Holdings BV                                        20.00
AFP Santa Maria S.A.                                     ING S.A.                                                             97.50
AFP Securities Inc.                                      AFP Financial Holdings, Inc.                                        100.00
AFP Wealth Management, Inc.                              AFP Financial Holdings, Inc.                                        100.00
Agfa Finance SA                                          Locabel  s.a.                                                        48.39
Agpo Participatiemaatschappij B.V.                       NMB-Heller N.V.                                                      26.25
Aibgee Pty Limited                                       Austbrokers Holdings Ltd.                                           100.00
Air Finance Amsterdam B.V.                               ING Lease International Equipment Management B.V.                   100.00
Airlease Finance Ltd.                                    BBL Aircraft Investments Ltd.                                        36.36
Akelius Fonder Plc.
Albranis B.V.                                            ING Prena B.V.                                                      100.00
Alegro Krediet B.V.                                      G.J. van Geet Beheer B.V.                                           100.00
Alegron Belegging B.V.                                   ING Bank N.V.                                                       100.00
Algemeene Hypotheekbank N.V.                             Westlandsche Hypotheek N.V.                                         100.00
Algemeene Waarborgmaatschappij N.V.                      Utrechtse Hypotheekbank N.V.                                        100.00
Alismafar Beheer B.V.                                    BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Alkmare B.V.                                             ING Vastgoed Ontwikkeling B.V.                                      100.00
Allgemeine Deutsche Direktbank AG                        ING Verwaltung (Deutschland) GmbH A.G.                               70.00
Almacenadora Comercial America                           ING Seguros Commercial America                                       99.84
Almenzor B.V.                                            ING Prena B.V.                                                      100.00
Alpha 2 GmbH                                             ING Lease Deutschland GmbH                                          100.00
Alpha 3 GmbH                                             ING Lease Deutschland GmbH                                          100.00
Alpha 4 GmbH                                             ING Lease Deutschland GmbH                                          100.00
Altasec N.V.                                             Middenbank Curacao N.V.                                             100.00
Altigest S.A.                                            Financiere Atlas S.A.                                                53.00
Altube B.V.                                              ING Prena B.V.                                                      100.00
Alyssum B.V.                                             ING Prena B.V.                                                      100.00
Amellus Capital Ltd.                                     Amellus Holdings Ltd.                                               100.00
Amellus Holdings Ltd.                                    Banque Bruxelles Lambert S.A.                                       100.00
Amer IV Monumenten B.V.                                  Muidergracht Onroerend Goed B.V.                                    100.00
Amerbank                                                 Banque Bruxelles Lambert S.A.                                        36.44
Ameribest Life Insurance Company                         ING America Insurance Holdings, Inc.                                100.00
Amersfoort Premiewoningen B.V.                           ING Vastgoed Belegging B.V.                                          50.00
Amersfoort-Staete B.V.                                   BOZ B.V.                                                            100.00
Amfas Explotatie Maatschappij B.V.                       Nationale-Nederlanden Nederland B.V.                                100.00
Amfas Hypotheken N.V.                                    Amfas Explotatie Maatschappij B.V.                                  100.00
Amfas Pty Ltd.                                           NNA Pty Limited                                                     100.00
Amstel Gaasperdam B.V.                                   Muidergracht Onroerend Goed B.V.                                    100.00
Amsterdamse Poort Holding IV B.V.                        ING Vastgoed Ontwikkeling B.V.                                      100.00
Amsterdamse Poort II B.V.                                ING Vastgoed Ontwikkeling B.V.                                      100.00
Amsterdamse Poort IV B.V.                                ING Vastgoed Ontwikkeling B.V.                                      100.00
Amstgeld Global Custody NV                               Amstgeld N.V.                                                       100.00
Amstgeld Management AG                                   Westland/Utrecht Hypotheekbank N.V.                                 100.00
Amstgeld Trust AG                                        ING Lease Gabetti S.p.A.                                            100.00
Anardel B.V.                                             ING Prena B.V.                                                      100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Aetna Osotspa Life Assurance Co. Ltd.
Aetna Premium Collection Co.                             The Heiwa Aetna Life Insurance
                                                          Company Limited                   10.00
Aetna Services Holding Company, Inc.
Aetna Sinopac Credit Card Company Limited
Aetna South Life Insurance Agency Co. Ltd.
Aetna Trust Limited                                      All 1, LLC                         20.00  All 2, LLC                 20.00
Afamco B.V.
AFP Financial Holdings, Inc
AFP Insurance Services Ltd                               ING Canada Inc.                    50.00
AFP Integra Peru                                         ING Insurance International B.V.   10.70  Pensiones Peru S.A.        29.50
AFP Santa Maria S.A.
AFP Securities Inc.
AFP Wealth Management, Inc.
Agfa Finance SA
Agpo Participatiemaatschappij B.V.
Aibgee Pty Limited
Air Finance Amsterdam B.V.
Airlease Finance Ltd.
Akelius Fonder Plc.
Albranis B.V.
Alegro Krediet B.V.
Alegron Belegging B.V.
Algemeene Hypotheekbank N.V.
Algemeene Waarborgmaatschappij N.V.
Alismafar Beheer B.V.
Alkmare B.V.
Allgemeine Deutsche Direktbank AG
Almacenadora Comercial America
Almenzor B.V.
Alpha 2 GmbH
Alpha 3 GmbH
Alpha 4 GmbH
Altasec N.V.
Altigest S.A.
Altube B.V.
Alyssum B.V.
Amellus Capital Ltd.
Amellus Holdings Ltd.
Amer IV Monumenten B.V.
Amerbank
Ameribest Life Insurance Company
Amersfoort Premiewoningen B.V.
Amersfoort-Staete B.V.
Amfas Explotatie Maatschappij B.V.
Amfas Hypotheken N.V.
Amfas Pty Ltd.
Amstel Gaasperdam B.V.
Amsterdamse Poort Holding IV B.V.
Amsterdamse Poort II B.V.
Amsterdamse Poort IV B.V.
Amstgeld Global Custody NV
Amstgeld Management AG
Amstgeld Trust AG
Anardel B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Aetna Osotspa Life Assurance Co. Ltd.
Aetna Premium Collection Co.
Aetna Services Holding Company, Inc.
Aetna Sinopac Credit Card Company Limited
Aetna South Life Insurance Agency Co. Ltd.
Aetna Trust Limited                                      All 3, LLC                         20.00  All 4, LLC                 20.00
Afamco B.V.
AFP Financial Holdings, Inc
AFP Insurance Services Ltd
AFP Integra Peru
AFP Santa Maria S.A.
AFP Securities Inc.
AFP Wealth Management, Inc.
Agfa Finance SA
Agpo Participatiemaatschappij B.V.
Aibgee Pty Limited
Air Finance Amsterdam B.V.
Airlease Finance Ltd.
Akelius Fonder Plc.
Albranis B.V.
Alegro Krediet B.V.
Alegron Belegging B.V.
Algemeene Hypotheekbank N.V.
Algemeene Waarborgmaatschappij N.V.
Alismafar Beheer B.V.
Alkmare B.V.
Allgemeine Deutsche Direktbank AG
Almacenadora Comercial America
Almenzor B.V.
Alpha 2 GmbH
Alpha 3 GmbH
Alpha 4 GmbH
Altasec N.V.
Altigest S.A.
Altube B.V.
Alyssum B.V.
Amellus Capital Ltd.
Amellus Holdings Ltd.
Amer IV Monumenten B.V.
Amerbank
Ameribest Life Insurance Company
Amersfoort Premiewoningen B.V.
Amersfoort-Staete B.V.
Amfas Explotatie Maatschappij B.V.
Amfas Hypotheken N.V.
Amfas Pty Ltd.
Amstel Gaasperdam B.V.
Amsterdamse Poort Holding IV B.V.
Amsterdamse Poort II B.V.
Amsterdamse Poort IV B.V.
Amstgeld Global Custody NV
Amstgeld Management AG
Amstgeld Trust AG
Anardel B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Anilius N.V.                                             ING Prena B.V.                                                      100.00
Ansimmo S A                                              Sogerfin s.a.                                                        42.90
Antilliaanse Borg-Maatschappij N.V.                      N.V. Nationale Borg-Maatschappij                                    100.00
Antof N.V.                                               ING Prena B.V.                                                      100.00
Anton Bassant Holding B.V.                               ING Prena B.V.                                                      100.00
AO Artsen-Verzekeringen N.V.                             Nationale-Nederlanden Nederland B.V.                                100.00
Apollo Fund Plc.
Apollonia Levensverzekering N.V.                         Nationale-Nederlanden Nederland B.V.                                100.00
APW Industriebeteiligungs-GmbH                           BHF-BANK AG                                                          98.23
Aralar B.V.                                              ING Prena B.V.                                                      100.00
Arcelia Limited                                          Aetna International Inc.                                            100.00
Arenda B.V.                                              Arenda Holding B.V.                                                 100.00
Arenda Holding B.V.                                      InterAdvies N.V.                                                    100.00
Arenda I B.V.                                            Arenda Holding B.V.                                                 100.00
Arenda II B.V.                                           Arenda I B.V.                                                       100.00
Arenda III B.V.                                          Arenda Holding B.V.                                                 100.00
Arenda IV B.V.                                           Arenda Holding B.V.                                                 100.00
Armstrong Jones Life Assurance Limited                   ING Life Limited                                                    100.00
Armstrong Jones Management Limited                       NNA Pty Limited                                                     100.00
Armstrong Jones Nominees (NZ) Limited                    ING (NZ) Ltd                                                        100.00
Armstrong Jones Portfolio Managament Pty Ltd.            Pacific Mutual Australia Limited                                    100.00
Armstrong Jones Project Management Pty Ltd.              Armstrong Jones Management Limited                                  100.00
Armstrong Jones Pty Ltd.                                 Armstrong Jones Management Limited                                  100.00
Arnhem Staete B.V.                                       BOZ B.V.                                                            100.00
Arnold Limited                                           Baring Trustees (Guernsey) Limited                                   50.00
Arrendadora Comercial America                            ING Seguros Commercial America                                       99.84
Arrowhead Ltd.                                           ReliaStar Financial Corporation                                     100.00
Artolis B.V.                                             ING Prena B.V.                                                      100.00
Asa studenten uitzendbureau holding B.V.                 CenE Bankiers NV                                                    100.00
Asesories Previdencia                                    Aetna Credito Hipotecario S.A.                                       99.00
Asiagest S.A.                                            Financiere Atlas S.A.                                                47.37
Assorti Beheer Amsterdam B.V.                            Amstel Gaasperdam B.V.                                              100.00
Assurantie- en Adviesbureau HAVINGA B.V.                 Belhaska XI B.V.                                                    100.00
Assurantiebedrijf "De Maaspoort" B.V.                    Belhaska XI B.V.                                                    100.00
Assurantiebedrijf ING Bank N.V.                          ING Bank N.V.                                                       100.00
Assurantiekantoor Ant. J. Belt B.V.                      Belhaska XI B.V.                                                    100.00
Assurantiekantoor D. Schouten B.V.                       Belhaska XI B.V.                                                    100.00
Assurantiekantoor Fred C. Meyster Jr. B.V.               B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Assurantiekantoor Honig & Hageman B.V.                   Assurantiebedrijf ING Bank N.V.                                     100.00
Assurantiekantoor Kaandorp B.V.                          Belhaska XI B.V.                                                    100.00
Assurantiekantoor W.J. van der Put B.V.                  B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Assurantiemaatschappij "De Zeven Provincien" N.V.        ING RE Holdings (Netherlands) B.V.                                  100.00
Athelas Limited                                          NNA Pty Limited                                                     100.00
Atitlan B.V.                                             ING Prena B.V.                                                      100.00
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Gestion OPCVM                                      Financiere Atlas S.A.                                                92.90
Atlas InvesteringsGroep N.V.                             ING Bank N.V.                                                        33.23
Austadvisers Equity Pty Limited                          ING Life Australia Holdings PTY Limited                             100.00
Austadvisors Financial Services Ltd.                     ING Life Limited                                                    100.00
Austbrokers Holdings Ltd.                                NNA Pty Limited                                                     100.00
Austbrokers Investments Pty Ltd.                         Austbrokers Pty Ltd.                                                100.00
Austbrokers Pty Ltd.                                     Austbrokers Holdings Ltd.                                           100.00
Austbrokers Underwriting Pty Ltd                         Austbrokers Holdings Ltd.                                           100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Anilius N.V.
Ansimmo S A
Antilliaanse Borg-Maatschappij N.V.
Antof N.V.
Anton Bassant Holding B.V.
AO Artsen-Verzekeringen N.V.
Apollo Fund Plc.
Apollonia Levensverzekering N.V.
APW Industriebeteiligungs-GmbH
Aralar B.V.
Arcelia Limited
Arenda B.V.
Arenda Holding B.V.
Arenda I B.V.
Arenda II B.V.
Arenda III B.V.
Arenda IV B.V.
Armstrong Jones Life Assurance Limited
Armstrong Jones Management Limited
Armstrong Jones Nominees (NZ) Limited
Armstrong Jones Portfolio Managament Pty Ltd.
Armstrong Jones Project Management Pty Ltd.
Armstrong Jones Pty Ltd.
Arnhem Staete B.V.
Arnold Limited                                           Guernsey International Fund
                                                          Managers Limited                  50.00
Arrendadora Comercial America
Arrowhead Ltd.
Artolis B.V.
Asa studenten uitzendbureau holding B.V.
Asesories Previdencia
Asiagest S.A.
Assorti Beheer Amsterdam B.V.
Assurantie- en Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De Maaspoort" B.V.
Assurantiebedrijf ING Bank N.V.
Assurantiekantoor Ant. J. Belt B.V.
Assurantiekantoor D. Schouten B.V.
Assurantiekantoor Fred C. Meyster Jr. B.V.
Assurantiekantoor Honig & Hageman B.V.
Assurantiekantoor Kaandorp B.V.
Assurantiekantoor W.J. van der Put B.V.
Assurantiemaatschappij "De Zeven Provincien" N.V.
Athelas Limited
Atitlan B.V.
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Gestion OPCVM
Atlas InvesteringsGroep N.V.
Austadvisers Equity Pty Limited
Austadvisors Financial Services Ltd.
Austbrokers Holdings Ltd.
Austbrokers Investments Pty Ltd.
Austbrokers Pty Ltd.
Austbrokers Underwriting Pty Ltd

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Anilius N.V.
Ansimmo S A
Antilliaanse Borg-Maatschappij N.V.
Antof N.V.
Anton Bassant Holding B.V.
AO Artsen-Verzekeringen N.V.
Apollo Fund Plc.
Apollonia Levensverzekering N.V.
APW Industriebeteiligungs-GmbH
Aralar B.V.
Arcelia Limited
Arenda B.V.
Arenda Holding B.V.
Arenda I B.V.
Arenda II B.V.
Arenda III B.V.
Arenda IV B.V.
Armstrong Jones Life Assurance Limited
Armstrong Jones Management Limited
Armstrong Jones Nominees (NZ) Limited
Armstrong Jones Portfolio Managament Pty Ltd.
Armstrong Jones Project Management Pty Ltd.
Armstrong Jones Pty Ltd.
Arnhem Staete B.V.
Arnold Limited
Arrendadora Comercial America
Arrowhead Ltd.
Artolis B.V.
Asa studenten uitzendbureau holding B.V.
Asesories Previdencia
Asiagest S.A.
Assorti Beheer Amsterdam B.V.
Assurantie- en Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De Maaspoort" B.V.
Assurantiebedrijf ING Bank N.V.
Assurantiekantoor Ant. J. Belt B.V.
Assurantiekantoor D. Schouten B.V.
Assurantiekantoor Fred C. Meyster Jr. B.V.
Assurantiekantoor Honig & Hageman B.V.
Assurantiekantoor Kaandorp B.V.
Assurantiekantoor W.J. van der Put B.V.
Assurantiemaatschappij "De Zeven Provincien" N.V.
Athelas Limited
Atitlan B.V.
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Gestion OPCVM
Atlas InvesteringsGroep N.V.
Austadvisers Equity Pty Limited
Austadvisors Financial Services Ltd.
Austbrokers Holdings Ltd.
Austbrokers Investments Pty Ltd.
Austbrokers Pty Ltd.
Austbrokers Underwriting Pty Ltd

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Austplanners Asset Management Pty Limited                Advisor Investment Services Limited                                 100.00
Australian Bus & Coach Underwriting Agents Pty Ltd       Western United Insurance Brokers (Aust) Pty Ltd                     100.00
Australian Community Insurance Ltd.                      ING Life Limited                                                    100.00
Australian General Insurance Co. Ltd.                    Amfas Pty Ltd.                                                      100.00
Austservices Pty Limited                                 ING Life Limited                                                    100.00
Ausvest Portfolio Service Pty Ltd                        Optimix Investment Management Limited                               100.00
Autofinaciamiento Comercial America                      ING Seguros Commercial America                                       25.00
Autolease Oss B.V.                                       CW Lease Nederland BV                                               100.00
Autolease s a                                            Locabel  s.a.                                                       100.00
Autopartes Internacianales Marve                         Inversiones Corporativas Automotrices                                96.25
Autoservices Marlin                                      Inversiones Corporativas Automotrices                                96.25
AVR Verzekeringen B.V.                                   Oostermij B.V.                                                      100.00
B & F Properties B.V.                                    BHF Finance (Nederlands) B.V.                                        98.23
B EPSYS                                                  Banque Bruxelles Lambert S.A.                                       100.00
B.B.A.H. Pty Limited                                     ING UK Corporate Finance Holdings Limited                           100.00
B.B.H.P. Pty. Limited                                    B.B.A.H. Pty Limited                                                 50.00
B.H.G. Ventures Management Limited                       Baring Private Equity Partners Limited                              100.00
B.S.A.L. FAST NOMINEES PROPRIETARY LIMITED               Baring Securities (Australia) Limited                               100.00
B.V. "De Administratie" Maatschappij tot Explotatie van
 Onroerende Goede                                        BOZ B.V.                                                            100.00
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."  ING Groep N.V.                                                      100.00
B.V. Algemene Beleggingsmaatschappij "Lapeg"             Nationale-Nederlanden Levensverzekering Maatschappij N.V.            69.17
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.  CenE Bankiers N.V.                                                  100.00
B.V. Algemene Beleggingsmaatschappij Kievietsdaal        Nationale-Nederlanden Nederland B.V.                                100.00
B.V. Algemene Beleggingsmaatschappij Reigerdaal          Nationale-Nederlanden Nederland B.V.                                100.00
B.V. Algemene Beleggingsmaatschappij Van Markenlaan      Nationale Nederlanden Interfinance B.V.                             100.00
B.V. Amiloh                                              BOZ B.V.                                                            100.00
B.V. Bedrijven Park G.P.                                 ING Vastgoed Ontwikkeling B.V.                                       50.00
B.V. Beheersmaatschappij Nuyt en Heikens                 ING Prena B.V.                                                      100.00
B.V. Beleggingsmaatschappij van der Horst                ING Prena B.V.                                                      100.00
B.V. Beleggingsmaatschappij Vinkendaal                   ING Vastgoed Belegging B.V.                                         100.00
B.V. De Oude Aa-Stroom                                   BOZ B.V.                                                            100.00
B.V. Deelnemings- en Financieringsmaatschappij
 "Nova Zembla"                                           Bank Mendes Gans N.V.                                               100.00
B.V. Financieringsmaatschappij "Vola"                    Nationale-Nederlanden Financiele Diensten B.V.                      100.00
B.V. Gemeenschappelijk Bezit Aandelen Necigef            ING Bank N.V.                                                        25.00
B.V. ING Mestra A                                        ING Mestra A Holding B.V.                                           100.00
B.V. ING Mestra B                                        ING Mestra B Holding B.V.                                           100.00
B.V. Kredietmaatschappij VOLA                            B.V. Financieringsmaatschappij "Vola"                               100.00
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis'                                       ING Bank N.V.                                                       100.00
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis A'                                     BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'      100.00
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis B'                                     ING Prena B.V.                                                      100.00
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis C'                                     BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'      100.00
B.V. Nederlandse Flatbouwmaatschappij                    ING Insurance International B.V.                                    100.00
B.V. Trust en administratiekantoor van Bank Mendes Gans
 N.V.                                                    Bank Mendes Gans N.V.                                               100.00
B.V. Vermogensplanning N.b.i.                            Westland/Utrecht Hypotheekbank N.V.                                  50.00
B.V. Vulca Beleggingsmaatschappij                        ING Prena B.V.                                                      100.00
B.V. Wensley-E                                           ING Prena B.V.                                                      100.00
B.V. Woningbeheer Grootebroek                            NSI Holding 3 B.V.                                                  100.00
Bainbridge B.V.                                          ING Prena B.V.                                                      100.00
Baker Insurance Brokers Ltd.                             Equisure Financial Network, Inc.                                    100.00
Bald Eagle
Bancory B.V.                                             ING Prena B.V.                                                      100.00
BancWest Insurance Agency, Inc.                          PrimeVest Financial Services, Inc.                                  100.00
Banque Baring Brothers (Suisse) S A                      ING Bank N.V.                                                        70.00
Banque Commerciale du Burundi                            Banque Bruxelles Lambert S.A.                                        49.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Austplanners Asset Management Pty Limited
Australian Bus & Coach Underwriting Agents Pty Ltd
Australian Community Insurance Ltd.
Australian General Insurance Co. Ltd.
Austservices Pty Limited
Ausvest Portfolio Service Pty Ltd
Autofinaciamiento Comercial America                      Servicios Immobiliarios La                Pensiones Comercial
                                                          Comercial                         25.00   America                   25.00
Autolease Oss B.V.
Autolease s a
Autopartes Internacianales Marve
Autoservices Marlin
AVR Verzekeringen B.V.
B & F Properties B.V.
B EPSYS
B.B.A.H. Pty Limited
B.B.H.P. Pty. Limited
B.H.G. Ventures Management Limited
B.S.A.L. FAST NOMINEES PROPRIETARY LIMITED
B.V. "De Administratie" Maatschappij tot Explotatie van
 Onroerende Goede
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."  Nationale-Nederlanden Holdinvest          Nationale-Nederlanden
                                                          B.V.                              16.67   Schadeverzekering
                                                                                                    Maatschappij N.V.          8.83
B.V. Algemene Beleggingsmaatschappij "Lapeg"
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.
B.V. Algemene Beleggingsmaatschappij Kievietsdaal
B.V. Algemene Beleggingsmaatschappij Reigerdaal
B.V. Algemene Beleggingsmaatschappij Van Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.
B.V. Beheersmaatschappij Nuyt en Heikens
B.V. Beleggingsmaatschappij van der Horst
B.V. Beleggingsmaatschappij Vinkendaal
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en Financieringsmaatschappij
 "Nova Zembla"
B.V. Financieringsmaatschappij "Vola"
B.V. Gemeenschappelijk Bezit Aandelen Necigef
B.V. ING Mestra A
B.V. ING Mestra B
B.V. Kredietmaatschappij VOLA
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis'
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis A'
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis B'
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis C'
B.V. Nederlandse Flatbouwmaatschappij
B.V. Trust en administratiekantoor van Bank Mendes Gans
 N.V.
B.V. Vermogensplanning N.b.i.
B.V. Vulca Beleggingsmaatschappij
B.V. Wensley-E
B.V. Woningbeheer Grootebroek
Bainbridge B.V.
Baker Insurance Brokers Ltd.
Bald Eagle
Bancory B.V.
BancWest Insurance Agency, Inc.
Banque Baring Brothers (Suisse) S A
Banque Commerciale du Burundi

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Austplanners Asset Management Pty Limited
Australian Bus & Coach Underwriting Agents Pty Ltd
Australian Community Insurance Ltd.
Australian General Insurance Co. Ltd.
Austservices Pty Limited
Ausvest Portfolio Service Pty Ltd
Autofinaciamiento Comercial America                      Fianzas Comercial America          25.00
Autolease Oss B.V.
Autolease s a
Autopartes Internacianales Marve
Autoservices Marlin
AVR Verzekeringen B.V.
B & F Properties B.V.
B EPSYS
B.B.A.H. Pty Limited
B.B.H.P. Pty. Limited
B.H.G. Ventures Management Limited
B.S.A.L. FAST NOMINEES PROPRIETARY LIMITED
B.V. "De Administratie" Maatschappij tot Explotatie van
 Onroerende Goede
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."  RVS Levensverzekering N.V.          2.66  RVS Schadeverzekering
                                                                                                    N.V.                       2.66
B.V. Algemene Beleggingsmaatschappij "Lapeg"
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.
B.V. Algemene Beleggingsmaatschappij Kievietsdaal
B.V. Algemene Beleggingsmaatschappij Reigerdaal
B.V. Algemene Beleggingsmaatschappij Van Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.
B.V. Beheersmaatschappij Nuyt en Heikens
B.V. Beleggingsmaatschappij van der Horst
B.V. Beleggingsmaatschappij Vinkendaal
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en Financieringsmaatschappij
 "Nova Zembla"
B.V. Financieringsmaatschappij "Vola"
B.V. Gemeenschappelijk Bezit Aandelen Necigef
B.V. ING Mestra A
B.V. ING Mestra B
B.V. Kredietmaatschappij VOLA
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis'
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis A'
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis B'
B.V. Maatschappij van Onroerende Goederen 'Het
 Middenstandshuis C'
B.V. Nederlandse Flatbouwmaatschappij
B.V. Trust en administratiekantoor van Bank Mendes Gans
 N.V.
B.V. Vermogensplanning N.b.i.
B.V. Vulca Beleggingsmaatschappij
B.V. Wensley-E
B.V. Woningbeheer Grootebroek
Bainbridge B.V.
Baker Insurance Brokers Ltd.
Bald Eagle
Bancory B.V.
BancWest Insurance Agency, Inc.
Banque Baring Brothers (Suisse) S A
Banque Commerciale du Burundi

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Barbatus B.V.                                            ING Prena B.V.                                                      100.00
Barbuda B.V.                                             ING Prena B.V.                                                      100.00
Barfield Nominees Limited                                Barings (Guernsey) Limited                                          100.00
Baring Asia (GP) Limited                                 BPEP Holdings Limited                                               100.00
Baring Asia Fund Managers II Limited                     Baring Private Equity Partners Limited                               50.00
Baring Asset Management (Asia) Holdings Limited          Baring Asset Management UK Holdings Limited                         100.00
Baring Asset Management (Australia) Limited              Baring Asset Management (Asia) Holdings Limited                     100.00
Baring Asset Management (C I ) Limited                   Baring Asset Management UK Holdings Limited                         100.00
Baring Asset Management (Japan) Limited                  Baring Asset Management (Asia) Holdings Limited                     100.00
Baring Asset Management Holdings inc                     Baring International Investment Management Limited                  100.00
Baring Asset Management Holdings Ltd.                    ING Intermediate Holdings Limited                                   100.00
Baring Asset Management Life Limited                     Baring Investment Services Limited                                  100.00
Baring Asset Management UK Holdings Limited              Baring International Investment Management Limited                  100.00
Baring Brothers Argentina S A                            Baring Brothers Limited                                             100.00
Baring Brothers Burrows Securities Limited               B.B.A.H. Pty Limited                                                 99.50
Baring Brothers Limited                                  ING UK Holdings Limited                                             100.00
Baring Capital (China) Advisers Limited                  Baring Private Equity Partners (China) Limited                      100.00
Baring Capital (China) Management Limited                Baring Private Equity Partners (China) Limited                      100.00
Baring Capricorn Ventures Limited                        BPEP Holdings Limited                                                40.77
Baring Chrysalis Fund
Baring Communications Equity Limited                     BVP Holdings Limited                                                 50.00
Baring European Fund Managers Limited                    BPEP Holdings Limited                                               100.00
Baring Fund Managers Limited                             Baring Private Asset Management Ltd.                                100.00
Baring Futures (America) Inc.                            BARING SECURITIES HOLDINGS                                          100.00
Baring Futures (Singapore) Pte Ltd                       ING (International) Limited                                         100.00
Baring Global Fund Managers Limited                      Baring Asset Management Holdings Ltd.                               100.00
Baring Houston & Saunders (Investment Management)
 Limited                                                 Baring Houston & Saunders Limited                                   100.00
Baring Houston & Saunders Group Limited                  ING UK Holdings Limited                                              33.33
Baring Houston & Saunders Limited                        ING Real Estate (BHS) B.V.                                           46.37
Baring International Fund Managers (Bermuda) Limited     Baring Asset Management (Asia) Holdings Limited                     100.00
Baring International Fund Managers (Ireland) Ltd.        Baring Asset Management UK Holdings Limited                         100.00
Baring International Fund Managers Limited               Baring International Fund Managers Limited                          100.00
Baring International Investment (Canada) Limited         Baring Asset Management Inc.                                        100.00
Baring International Investment Management Holdings Ltd. Baring Asset Management Holdings Ltd.                               100.00
Baring International Investment Management Limited       Baring International Investment Management Holdings Ltd.            100.00
Baring Investment Management Ltd.                        Baring Asset Management Holdings Ltd.                               100.00
Baring Investment Services Limited                       Baring International Investment Management Limited                  100.00
Baring Latin America Fund Managers Limited               BPEP Holdings Limited                                               100.00
Baring Latin America GP Limited                          BPEP Holdings Limited                                               100.00
Baring Latin America Partners Limited                    BPEP Holdings Limited                                               100.00
Baring Latin America Partners LLC                        BPEP Holdings Limited                                               100.00
Baring Managed Funds Services Ltd.                       Baring Private Asset Management Ltd.                                100.00
Baring Mauritius Limited                                 ING International Holdings Limited                                  100.00
Baring Mexico (GP) Limited                               BPEP Management Limited                                              64.00
Baring Mexico Managers Ltd                               BPEP Participations Limited                                         100.00
Baring Mutual Fund Management (Ireland) Ltd.             Baring Asset Management UK Holdings Limited                         100.00
Baring Mutual Fund Management S A                        Baring International Investment Management Limited                  100.00
Baring Private Asset Management Ltd.                     Baring Asset Management Holdings Ltd.                               100.00
Baring Private Equity Partners (Asia) Limited            BPEP Holdings Limited                                               100.00
Baring Private Equity Partners (Central Europe) Limited  BPEP Holdings Limited                                               100.00
Baring Private Equity Partners (China) Limited           BPEP Holdings Limited                                               100.00
Baring Private Equity Partners (Hong Kong) Limited       BPEP Holdings Limited                                                50.00
Baring Private Equity Partners (India) Limited           BPEP Holdings Limited                                               100.00
Baring Private Equity Partners (Latin Amercia) Limited   BPEP Holdings Limited                                               100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Barbatus B.V.
Barbuda B.V.
Barfield Nominees Limited
Baring Asia (GP) Limited
Baring Asia Fund Managers II Limited                     Cavendish Nominees Limited         50.00
Baring Asset Management (Asia) Holdings Limited
Baring Asset Management (Australia) Limited
Baring Asset Management (C I ) Limited
Baring Asset Management (Japan) Limited
Baring Asset Management Holdings inc
Baring Asset Management Holdings Ltd.
Baring Asset Management Life Limited
Baring Asset Management UK Holdings Limited
Baring Brothers Argentina S A
Baring Brothers Burrows Securities Limited
Baring Brothers Limited
Baring Capital (China) Advisers Limited
Baring Capital (China) Management Limited
Baring Capricorn Ventures Limited
Baring Chrysalis Fund
Baring Communications Equity Limited
Baring European Fund Managers Limited
Baring Fund Managers Limited
Baring Futures (America) Inc.
Baring Futures (Singapore) Pte Ltd
Baring Global Fund Managers Limited
Baring Houston & Saunders (Investment Management)
 Limited
Baring Houston & Saunders Group Limited                  ING Real Estate (BHS) B.V.         33.33
Baring Houston & Saunders Limited                        Baring Houston & Saunders Group
                                                          Limited                           35.75
Baring International Fund Managers (Bermuda) Limited
Baring International Fund Managers (Ireland) Ltd.
Baring International Fund Managers Limited
Baring International Investment (Canada) Limited
Baring International Investment Management Holdings Ltd.
Baring International Investment Management Limited
Baring Investment Management Ltd.
Baring Investment Services Limited
Baring Latin America Fund Managers Limited
Baring Latin America GP Limited
Baring Latin America Partners Limited
Baring Latin America Partners LLC
Baring Managed Funds Services Ltd.
Baring Mauritius Limited
Baring Mexico (GP) Limited
Baring Mexico Managers Ltd
Baring Mutual Fund Management (Ireland) Ltd.
Baring Mutual Fund Management S A
Baring Private Asset Management Ltd.
Baring Private Equity Partners (Asia) Limited
Baring Private Equity Partners (Central Europe) Limited
Baring Private Equity Partners (China) Limited
Baring Private Equity Partners (Hong Kong) Limited       Cavendish Nominees Limited         50.00
Baring Private Equity Partners (India) Limited
Baring Private Equity Partners (Latin Amercia) Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Barbatus B.V.
Barbuda B.V.
Barfield Nominees Limited
Baring Asia (GP) Limited
Baring Asia Fund Managers II Limited
Baring Asset Management (Asia) Holdings Limited
Baring Asset Management (Australia) Limited
Baring Asset Management (C I ) Limited
Baring Asset Management (Japan) Limited
Baring Asset Management Holdings inc
Baring Asset Management Holdings Ltd.
Baring Asset Management Life Limited
Baring Asset Management UK Holdings Limited
Baring Brothers Argentina S A
Baring Brothers Burrows Securities Limited
Baring Brothers Limited
Baring Capital (China) Advisers Limited
Baring Capital (China) Management Limited
Baring Capricorn Ventures Limited
Baring Chrysalis Fund
Baring Communications Equity Limited
Baring European Fund Managers Limited
Baring Fund Managers Limited
Baring Futures (America) Inc.
Baring Futures (Singapore) Pte Ltd
Baring Global Fund Managers Limited
Baring Houston & Saunders (Investment Management) Limited
Baring Houston & Saunders Group Limited
Baring Houston & Saunders Limited
Baring International Fund Managers (Bermuda) Limited
Baring International Fund Managers (Ireland) Ltd.
Baring International Fund Managers Limited
Baring International Investment (Canada) Limited
Baring International Investment Management Holdings Ltd.
Baring International Investment Management Limited
Baring Investment Management Ltd.
Baring Investment Services Limited
Baring Latin America Fund Managers Limited
Baring Latin America GP Limited
Baring Latin America Partners Limited
Baring Latin America Partners LLC
Baring Managed Funds Services Ltd.
Baring Mauritius Limited
Baring Mexico (GP) Limited
Baring Mexico Managers Ltd
Baring Mutual Fund Management (Ireland) Ltd.
Baring Mutual Fund Management S A
Baring Private Asset Management Ltd.
Baring Private Equity Partners (Asia) Limited
Baring Private Equity Partners (Central Europe) Limited
Baring Private Equity Partners (China) Limited
Baring Private Equity Partners (Hong Kong) Limited
Baring Private Equity Partners (India) Limited
Baring Private Equity Partners (Latin Amercia) Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Baring Private Equity Partners (Singapore) Pte Limited   BPEP Holdings Limited                                               100.00
Baring Private Equity Partners Espana S A                BPEP Management Limited                                             100.00
Baring Private Equity Partners GmbH                      BPEP Holdings Limited                                               100.00
Baring Private Equity Partners Holding (Asia) Pte
 Limited                                                 BPEP Holdings Limited                                               100.00
Baring Private Equity Partners Limited                   BPEP Holdings Limited                                               100.00
Baring Private Equity Partners Mexico S C                Baring Private Equity Partners Limited                               90.00
Baring Private Investment Management Ltd.                Baring Private Asset Management Ltd.                                100.00
Baring Quantative Management Ltd.                        Baring Asset Management Holdings Ltd.                               100.00
Baring Securities (Australia) Pty Limited                ING (International) Limited                                         100.00
Baring Securities (London) Limited                       ING UK Dormant Holding Company Limited                              100.00
Baring Securities Holdings                               ING (International) Limited                                         100.00
Baring Trust Company Ltd.                                Baring Private Asset Management Ltd.                                100.00
Baring Trustees (Guernsey) Limited                       Baring Private Asset Management Ltd.                                100.00
Baring Venture Partners GmbH                             Baring Private Equity Partners Limited                              100.00
Baring Venture Partners S A                              Baring Private Equity Partners Limited                              100.00
Baring Vostok Capital Partners Limited                   BPEP Participations Limited                                          51.00
Baring Vostok Fund Managers Limited                      Baring Vostok Capital Partners Limited                              100.00
Barings (Guernsey) Limited                               Baring Private Asset Management Ltd.                                100.00
Barings (Isle of Man) Limited                            Baring Trustees (Guernsey) Limited                                  100.00
Barings Ireland Limited                                  Barings (Guernsey) Limited                                          100.00
Barnabe & Saurette Insurance Brokers Ltd.                Equisure Financial Network, Inc.
Battleforce Plc.                                         ING Lease (UK) Limited                                              100.00
BBL Aircraft Investments Ltd.                            Banque Bruxelles Lambert S.A.                                       100.00
BBL Asset Management (Singapore) Pte Ltd.                Banque Bruxelles Lambert S.A.                                       100.00
BBL Australia Ltd.                                       Banque Bruxelles Lambert Australia Ltd.                             100.00
BBL Capital Management Corporation S.A.                  BBL International  (U.K.) Ltd.                                       99.98
BBL Direct s a                                           Banque Bruxelles Lambert S.A.                                       100.00
BBL Fin s.a.                                             Banque Bruxelles Lambert S.A.                                       100.00
BBL Finance Hong Kong Ltd                                BBL Singapore Ltd.                                                  100.00
BBL Finance Ireland Unlimited                            BBL Ireland                                                         100.00
BBL Financial Services Australia Ltd.                    Banque Bruxelles Lambert Nominees Ltd                               100.00
BBL Financial Services Ltd.                              BBL Ireland Ltd.                                                    100.00
BBL Funds Management Pty Ltd.                            Banque Bruxelles Lambert Australia Ltd.
BBL Gestion France s a                                   BBL Gestion Holding s a                                              99.73
BBL Hold S.A.                                            Banque Bruxelles Lambert S.A.                                       100.00
BBL Insurance Brokerage S.A.                             Banque Bruxelles Lambert S.A.                                       100.00
BBL International Finance s a                            Banque Bruxelles Lambert S.A.                                       100.00
BBL International N.V.                                   Banque Bruxelles Lambert S.A.                                        70.00
BBL International UK Ltd.                                Banque Bruxelles Lambert S.A.                                       100.00
BBL Investment Ltd.                                      Banque Bruxelles Lambert Australia Ltd.                             100.00
BBL Ireland Ltd.                                         Banque Bruxelles Lambert S.A.                                       100.00
BBL Jersey Ltd.                                          Banque Bruxelles Lambert Suisse  s.a.                               100.00
BBL Jersey Nominees Ltd                                  Banque Bruxelles Lambert S.A.                                       100.00
BBL Jersey Secretaries Ltd.                              Banque Bruxelles Lambert Suisse  s.a.                               100.00
BBL Leasing Ltd.                                         Banque Bruxelles Lambert Australia Ltd.                             100.00
BBL Life Luxembourg S.A.                                 Banque Bruxelles Lambert Life s.a.                                  100.00
BBL Mauritius Holdings                                   Banque Bruxelles Lambert S.A.                                       100.00
BBL Mauritius Investments Inc                            BBL Mauritius Holdings                                              100.00
BBL Nominees Ltd.                                        Banque Bruxelles Lambert Australia Ltd.                             100.00
BBL North America Funding Corp                           Banque Bruxelles Lambert S.A.                                       100.00
BBL North America incorporated                           Banque Bruxelles Lambert S.A.                                       100.00
BBL Singapore Ltd.                                       Banque Bruxelles Lambert S.A.                                       100.00
BBL Singapore Nominees Ltd.                              Banque Bruxelles Lambert S.A.                                       100.00
BBL Sucursal en Espana                                   Banque Bruxelles Lambert S.A.                                       100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Baring Private Equity Partners (Singapore) Pte Limited
Baring Private Equity Partners Espana S A
Baring Private Equity Partners GmbH
Baring Private Equity Partners Holding (Asia) Pte
 Limited
Baring Private Equity Partners Limited
Baring Private Equity Partners Mexico S C
Baring Private Investment Management Ltd.
Baring Quantative Management Ltd.
Baring Securities (Australia) Pty Limited
Baring Securities (London) Limited
Baring Securities Holdings
Baring Trust Company Ltd.
Baring Trustees (Guernsey) Limited
Baring Venture Partners GmbH
Baring Venture Partners S A
Baring Vostok Capital Partners Limited
Baring Vostok Fund Managers Limited
Barings (Guernsey) Limited
Barings (Isle of Man) Limited
Barings Ireland Limited
Barnabe & Saurette Insurance Brokers Ltd.
Battleforce Plc.
BBL Aircraft Investments Ltd.
BBL Asset Management (Singapore) Pte Ltd.
BBL Australia Ltd.
BBL Capital Management Corporation S.A.
BBL Direct s a
BBL Fin s.a.
BBL Finance Hong Kong Ltd
BBL Finance Ireland Unlimited
BBL Financial Services Australia Ltd.
BBL Financial Services Ltd.
BBL Funds Management Pty Ltd.
BBL Gestion France s a
BBL Hold S.A.
BBL Insurance Brokerage S.A.
BBL International Finance s a
BBL International N.V.                                   Banque Bruxelles Lambert                  Banque Bruxelles
                                                          Suisse s.a.                       26.00   Lambert S.A.               4.00
BBL International UK Ltd.
BBL Investment Ltd.
BBL Ireland Ltd.
BBL Jersey Ltd.
BBL Jersey Nominees Ltd
BBL Jersey Secretaries Ltd.
BBL Leasing Ltd.
BBL Life Luxembourg S.A.
BBL Mauritius Holdings
BBL Mauritius Investments Inc
BBL Nominees Ltd.
BBL North America Funding Corp
BBL North America incorporated
BBL Singapore Ltd.
BBL Singapore Nominees Ltd.
BBL Sucursal en Espana

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Baring Private Equity Partners (Singapore) Pte Limited
Baring Private Equity Partners Espana S A
Baring Private Equity Partners GmbH
Baring Private Equity Partners Holding (Asia) Pte
 Limited
Baring Private Equity Partners Limited
Baring Private Equity Partners Mexico S C
Baring Private Investment Management Ltd.
Baring Quantative Management Ltd.
Baring Securities (Australia) Pty Limited
Baring Securities (London) Limited
Baring Securities Holdings
Baring Trust Company Ltd.
Baring Trustees (Guernsey) Limited
Baring Venture Partners GmbH
Baring Venture Partners S A
Baring Vostok Capital Partners Limited
Baring Vostok Fund Managers Limited
Barings (Guernsey) Limited
Barings (Isle of Man) Limited
Barings Ireland Limited
Barnabe & Saurette Insurance Brokers Ltd.
Battleforce Plc.
BBL Aircraft Investments Ltd.
BBL Asset Management (Singapore) Pte Ltd.
BBL Australia Ltd.
BBL Capital Management Corporation S.A.
BBL Direct s a
BBL Fin s.a.
BBL Finance Hong Kong Ltd
BBL Finance Ireland Unlimited
BBL Financial Services Australia Ltd.
BBL Financial Services Ltd.
BBL Funds Management Pty Ltd.
BBL Gestion France s a
BBL Hold S.A.
BBL Insurance Brokerage S.A.
BBL International Finance s a
BBL International N.V.
BBL International UK Ltd.
BBL Investment Ltd.
BBL Ireland Ltd.
BBL Jersey Ltd.
BBL Jersey Nominees Ltd
BBL Jersey Secretaries Ltd.
BBL Leasing Ltd.
BBL Life Luxembourg S.A.
BBL Mauritius Holdings
BBL Mauritius Investments Inc
BBL Nominees Ltd.
BBL North America Funding Corp
BBL North America incorporated
BBL Singapore Ltd.
BBL Singapore Nominees Ltd.
BBL Sucursal en Espana

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
BBL Travel Luxembourg S.A.                               Credit Europeen Luxembourg S.A.                                      99.91
BBL Trust Company  (Jersey) Ltd.                         Banque Bruxelles Lambert Suisse  S.A.                               100.00
BBL Trust Company Overseas Ltd                           Banque Bruxelles Lambert S.A.                                       100.00
BBL Trust Services B.V.                                  Credit Europeen Luxembourg S.A.                                     100.00
BBL Trust Services Luxembourg s a                        Credit Europeen Luxembourg s.a.                                     100.00
BBL USA Capital Corp Inc.                                BBL USA Holding                                                     100.00
BBL USA Financial Markets Corp.                          BBL USA Holding                                                     100.00
BBL USA Holding, LLC                                     Banque Bruxelles Lambert S.A.                                       100.00
BBL USA Investments LLC                                  BBL USA Holding                                                     100.00
BCCM (Guernsey) Limited                                  BPEP Participations Limited                                         100.00
BCEA Advisers Limited                                    BPEP Holdings Limited                                                50.00
BCEA Management Pte Limited                              BCEA Advisers Limited                                                60.00
BCEE Advisers Limited                                    BPEP Holdings Limited                                                50.00
BCEF (GP)  Limited                                       BPEP Holdings Limited                                               100.00
BCL Finance S A                                          ING Lease Belgium S.A.                                              100.00
Bebida B.V.                                              ING Prena B.V.                                                      100.00
Bedale B.V.                                              ING Prena B.V.                                                      100.00
Bedrijfsgebouw Groeneveld MBO C.V.                       MBO-Vastgoed Lease B.V.
BEGF (GP) Midlands Ltd.                                  Baring Private Equity Partners Limited                              100.00
BEGF (GP) North Ltd                                      Baring Private Equity Partners Limited                              100.00
BEGF (GP) South Ltd.                                     Baring Private Equity Partners Limited                              100.00
Beheer Administratie en Beleggingsmaatschappij Kant B.V. CenE Bankiers N.V.                                                  100.00
Beheer en Exploitatiemaatschappij Govers B.V.            ING Prena B.V.                                                      100.00
Beheermaatschappij Darius B.V.                           ING Prena B.V.                                                      100.00
Beheermaatschappij Jansen Groenekan B.V.                 BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Beheermaatschappij Lelie B.V.                            ING Prena B.V.                                                      100.00
Beheermaatschappij Stouwe B.V.                           ING Prena B.V.                                                      100.00
Beheermaatschappij van der Reijnst B.V.                  ING Prena B.V.                                                      100.00
Beheermaatschappij van het Beleggingsfonds van de 7 B.V. ING Prena B.V.                                                      100.00
Beheermaatschappij Van Putten B.V.                       ING Prena B.V.                                                      100.00
Beheersmaatschappij Elma Schrijen B.V.                   ING Prena B.V.                                                      100.00
Beheersmaatschappij W.F. Stegman B.V.                    ING Prena B.V.                                                      100.00
Beheersmij. A.J. Konst B.V.                              ING Prena B.V.                                                      100.00
Belarado Amsterdam 2000 B.V.                             ING Prena B.V.                                                      100.00
Belart S.A.                                              BOZ B.V.                                                             20.00
Belart Staete B.V.                                       BOZ B.V.                                                            100.00
Beleggingsinstelling G. en K.  B.V.                      ING Prena B.V.                                                      100.00
Belgian Overseas Issuing Corp                            BBL USA Holding                                                     100.00
Belhaska 51 B.V.                                         Belhaska XI B.V.                                                    100.00
Belhaska 52 B.V.                                         Belhaska XI B.V.                                                    100.00
Belhaska IX B.V.                                         B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Belhaska Monumenten B.V.                                 Belhaska XI B.V.                                                    100.00
Belhaska XI B.V.                                         Oostermij B.V.                                                      100.00
Belhaska XX B.V.                                         Oostermij B.V.                                                       95.00
Belhaska XXI B.V.                                        Oostermij B.V.                                                       95.00
Belhaska XXII B.V.                                       Oostermij B.V.                                                       95.00
Belhaska XXIII B.V.                                      Oostermij B.V.                                                       95.00
Belhaska XXIV B.V.                                       Oostermij B.V.                                                       95.00
Belhaska XXIX B.V.                                       Oostermij B.V.                                                       95.00
Belhaska XXV B.V.                                        Oostermij B.V.                                                       95.00
Belhaska XXVI B.V.                                       Oostermij B.V.                                                       95.00
Belhaska XXVII B.V.                                      Oostermij B.V.                                                       95.00
Belhaska XXVIII B.V.                                     Oostermij B.V.                                                       95.00
Belica B.V.                                              ING Prena B.V.                                                      100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
BBL Travel Luxembourg S.A.
BBL Trust Company  (Jersey) Ltd.
BBL Trust Company Overseas Ltd
BBL Trust Services B.V.
BBL Trust Services Luxembourg s a
BBL USA Capital Corp Inc.
BBL USA Financial Markets Corp.
BBL USA Holding, LLC
BBL USA Investments LLC
BCCM (Guernsey) Limited
BCEA Advisers Limited
BCEA Management Pte Limited
BCEE Advisers Limited
BCEF (GP)  Limited
BCL Finance S A
Bebida B.V.
Bedale B.V.
Bedrijfsgebouw Groeneveld MBO C.V.
BEGF (GP) Midlands Ltd.
BEGF (GP) North Ltd
BEGF (GP) South Ltd.
Beheer Administratie en Beleggingsmaatschappij Kant B.V.
Beheer en Exploitatiemaatschappij Govers B.V.
Beheermaatschappij Darius B.V.
Beheermaatschappij Jansen Groenekan B.V.
Beheermaatschappij Lelie B.V.
Beheermaatschappij Stouwe B.V.
Beheermaatschappij van der Reijnst B.V.
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.
Beheermaatschappij Van Putten B.V.
Beheersmaatschappij Elma Schrijen B.V.
Beheersmaatschappij W.F. Stegman B.V.
Beheersmij. A.J. Konst B.V.
Belarado Amsterdam 2000 B.V.
Belart S.A.                                              Belart State B.V.                  80.00
Belart Staete B.V.
Beleggingsinstelling G. en K.  B.V.
Belgian Overseas Issuing Corp
Belhaska 51 B.V.
Belhaska 52 B.V.
Belhaska IX B.V.
Belhaska Monumenten B.V.
Belhaska XI B.V.
Belhaska XX B.V.                                         Belhaska XI B.V.                    5.00
Belhaska XXI B.V.                                        Belhaska XI B.V.                    5.00
Belhaska XXII B.V.                                       Belhaska XI B.V.                    5.00
Belhaska XXIII B.V.                                      Belhaska XI B.V.                    5.00
Belhaska XXIV B.V.                                       Belhaska XI B.V.                    5.00
Belhaska XXIX B.V.                                       Belhaska XI B.V.                    5.00
Belhaska XXV B.V.                                        Belhaska XI B.V.                    5.00
Belhaska XXVI B.V.                                       Belhaska XI B.V.                    5.00
Belhaska XXVII B.V.                                      Belhaska XI B.V.                    5.00
Belhaska XXVIII B.V.                                     Belhaska XI B.V.                    5.00
Belica B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
BBL Travel Luxembourg S.A.
BBL Trust Company  (Jersey) Ltd.
BBL Trust Company Overseas Ltd
BBL Trust Services B.V.
BBL Trust Services Luxembourg s a
BBL USA Capital Corp Inc.
BBL USA Financial Markets Corp.
BBL USA Holding, LLC
BBL USA Investments LLC
BCCM (Guernsey) Limited
BCEA Advisers Limited
BCEA Management Pte Limited
BCEE Advisers Limited
BCEF (GP)  Limited
BCL Finance S A
Bebida B.V.
Bedale B.V.
Bedrijfsgebouw Groeneveld MBO C.V.
BEGF (GP) Midlands Ltd.
BEGF (GP) North Ltd
BEGF (GP) South Ltd.
Beheer Administratie en Beleggingsmaatschappij Kant B.V.
Beheer en Exploitatiemaatschappij Govers B.V.
Beheermaatschappij Darius B.V.
Beheermaatschappij Jansen Groenekan B.V.
Beheermaatschappij Lelie B.V.
Beheermaatschappij Stouwe B.V.
Beheermaatschappij van der Reijnst B.V.
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.
Beheermaatschappij Van Putten B.V.
Beheersmaatschappij Elma Schrijen B.V.
Beheersmaatschappij W.F. Stegman B.V.
Beheersmij. A.J. Konst B.V.
Belarado Amsterdam 2000 B.V.
Belart S.A.
Belart Staete B.V.
Beleggingsinstelling G. en K.  B.V.
Belgian Overseas Issuing Corp
Belhaska 51 B.V.
Belhaska 52 B.V.
Belhaska IX B.V.
Belhaska Monumenten B.V.
Belhaska XI B.V.
Belhaska XX B.V.
Belhaska XXI B.V.
Belhaska XXII B.V.
Belhaska XXIII B.V.
Belhaska XXIV B.V.
Belhaska XXIX B.V.
Belhaska XXV B.V.
Belhaska XXVI B.V.
Belhaska XXVII B.V.
Belhaska XXVIII B.V.
Belica B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Bello & Klaassen Assurantie Adviseurs B.V.               Belhaska XI B.V.                                                    100.00
Bempton B.V.                                             ING Prena B.V.                                                      100.00
Ben-Net Corporation                                      Equisure Financial Network, Inc.                                    100.00
Berchem Onroerend Goed B.V.                              Westland/Utrecht Leasing B.V.                                       100.00
Berg Assurantien B.V.                                    B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Berg Bankzaken B.V.                                      B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Berg Diensten Beheer B.V.                                Belhaska XI B.V.                                                    100.00
Berkelse Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Berkel-Staete I B.V.                                     BOZ B.V.                                                            100.00
Berkel-Staete II B.V.                                    Berkel-Staete I B.V.                                                100.00
Berlin Brandenburg Grundbesitz B.V.                      Cofiton II  B.V.                                                    100.00
Berliner Gesellschaft fur Vermogensverwaltung mbH        ING-BHF Bank AG                                                      98.23
Bermillio B.V.                                           ING Prena B.V.                                                      100.00
Besacta B.V.                                             ING Prena B.V.                                                      100.00
Besto Sol Beheer B.V.                                    ING Prena B.V.                                                      100.00
Beuke Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Bewaarbedrijf CenE Bankiers B.V.                         CenE Bankiers N.V.                                                  100.00
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH      Industrie-Beteiligungs-Gesellschaft mbH                              98.23
BGAG Projekt GmbH                                        ING-BHF Bank AG                                                      98.23
BH&S Property Management Limited                         Baring Houston & Saunders Limited                                    50.00
BHB Management Limited                                   Baring Private Equity Partners Limited                              100.00
BHC Management Limited                                   Baring Private Equity Partners Limited                              100.00
BHF + HIH Fondsmanagement GmbH                           ING-BHF Bank AG                                                      58.25
BHF 1. Grundbesitz GmbH                                  BHF Immobilien-GmbH                                                  98.23
BHF Capital Management GmbH                              Frankfurt-TRUST Investment-Gesellschaft mbH                          98.23
BHF Finance (Nederlands) B.V.                            ING-BHF Bank AG                                                      98.23
BHF Grundbesitz-Verwaltungsgesellschaft mbH              ING-BHF Bank AG                                                      98.23
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
 Kaiserlei OHG                                           Industrie-Beteiligungs-Gesellschaft mbH                              98.23
BHF Holding Aktiengesellschaft                           Storeria B.V.                                                       100.00
BHF Immobilien-GmbH                                      ING-BHF Bank AG                                                      98.23
BHF Private Equity Treuhand- und
 Beratungsgesselschaft mbH                               ING-BHF Bank AG                                                      98.23
BHF Specialized Finance GmbH                             ING-BHF Bank AG                                                      98.23
BHF Structured Finance Corporation                       ING-BHF Bank AG                                                      98.23
BHF Trust Management Gesellschaft fur
 Vermogensverwaltung mbH                                 ING-BHF Bank AG                                                      98.23
BHF Zivnostenska Investment B.V.                         BHF Finance (Nederlands) B.V.                                        80.87
BHF-BANK (Jersey) Ltd.                                   BHF-BANK International S.A.                                          98.23
BHF-BANK (Schweiz) AG                                    ING-BHF Bank AG                                                      98.23
BHF-BANK Finance (Jersey) Ltd.                           ING-BHF Bank AG                                                      98.23
BHF-BANK International S.A.                              ING-BHF Bank AG                                                      98.23
BHF-Betriebsservice GmbH                                 ING-BHF Bank AG                                                      98.23
BHI Management Limited                                   Baring Private Equity Partners Limited                               62.50
BHR Management Limited                                   BPEP Management Limited                                             100.00
BI Advisers Limited                                      BPEP Holdings Limited                                                60.00
Bidania B.V.                                             ING Prena B.V.                                                      100.00
Bijl Beheer B.V.                                         ING Prena B.V.                                                      100.00
Bijlmerplein Leasing B.V.                                BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'      100.00
Bimbister B.V.                                           ING Prena B.V.                                                      100.00
Biporus B.V.                                             ING Prena B.V.                                                      100.00
Birthland Limited                                        ING Lease (UK) Limited                                              100.00
BIS Nominees Pty Limited                                 Advisor Asset Management Limited                                    100.00
Bishop-Morrow Insurance Ltd.                             Equisure Financial Network, Inc.                                    100.00
Bishopscourt Asset Finance Limited                       Baring Brothers Limited                                             100.00
Bishopscourt Equipment Leasing Limited                   ING Barings (London) Limited                                        100.00
Bishopscourt Industrial Finance Limited                  ING Barings (London) Limited                                        100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Bello & Klaassen Assurantie Adviseurs B.V.
Bempton B.V.
Ben-Net Corporation
Berchem Onroerend Goed B.V.
Berg Assurantien B.V.
Berg Bankzaken B.V.
Berg Diensten Beheer B.V.
Berkelse Poort B.V.
Berkel-Staete I B.V.
Berkel-Staete II B.V.
Berlin Brandenburg Grundbesitz B.V.
Berliner Gesellschaft fur Vermogensverwaltung mbH
Bermillio B.V.
Besacta B.V.
Besto Sol Beheer B.V.
Beuke Poort B.V.
Bewaarbedrijf CenE Bankiers B.V.
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH
BGAG Projekt GmbH
BH&S Property Management Limited
BHB Management Limited
BHC Management Limited
BHF + HIH Fondsmanagement GmbH
BHF 1. Grundbesitz GmbH
BHF Capital Management GmbH
BHF Finance (Nederlands) B.V.
BHF Grundbesitz-Verwaltungsgesellschaft mbH
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
 Kaiserlei OHG
BHF Holding Aktiengesellschaft
BHF Immobilien-GmbH
BHF Private Equity Treuhand- und
 Beratungsgesselschaft mbH
BHF Specialized Finance GmbH
BHF Structured Finance Corporation
BHF Trust Management Gesellschaft fur
 Vermogensverwaltung mbH
BHF Zivnostenska Investment B.V.
BHF-BANK (Jersey) Ltd.
BHF-BANK (Schweiz) AG
BHF-BANK Finance (Jersey) Ltd.
BHF-BANK International S.A.
BHF-Betriebsservice GmbH
BHI Management Limited
BHR Management Limited
BI Advisers Limited
Bidania B.V.
Bijl Beheer B.V.
Bijlmerplein Leasing B.V.
Bimbister B.V.
Biporus B.V.
Birthland Limited
BIS Nominees Pty Limited
Bishop-Morrow Insurance Ltd.
Bishopscourt Asset Finance Limited
Bishopscourt Equipment Leasing Limited
Bishopscourt Industrial Finance Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Bello & Klaassen Assurantie Adviseurs B.V.
Bempton B.V.
Ben-Net Corporation
Berchem Onroerend Goed B.V.
Berg Assurantien B.V.
Berg Bankzaken B.V.
Berg Diensten Beheer B.V.
Berkelse Poort B.V.
Berkel-Staete I B.V.
Berkel-Staete II B.V.
Berlin Brandenburg Grundbesitz B.V.
Berliner Gesellschaft fur Vermogensverwaltung mbH
Bermillio B.V.
Besacta B.V.
Besto Sol Beheer B.V.
Beuke Poort B.V.
Bewaarbedrijf CenE Bankiers B.V.
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH
BGAG Projekt GmbH
BH&S Property Management Limited
BHB Management Limited
BHC Management Limited
BHF + HIH Fondsmanagement GmbH
BHF 1. Grundbesitz GmbH
BHF Capital Management GmbH
BHF Finance (Nederlands) B.V.
BHF Grundbesitz-Verwaltungsgesellschaft mbH
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
 Kaiserlei OHG
BHF Holding Aktiengesellschaft
BHF Immobilien-GmbH
BHF Private Equity Treuhand- und
 Beratungsgesselschaft mbH
BHF Specialized Finance GmbH
BHF Structured Finance Corporation
BHF Trust Management Gesellschaft fur
 Vermogensverwaltung mbH
BHF Zivnostenska Investment B.V.
BHF-BANK (Jersey) Ltd.
BHF-BANK (Schweiz) AG
BHF-BANK Finance (Jersey) Ltd.
BHF-BANK International S.A.
BHF-Betriebsservice GmbH
BHI Management Limited
BHR Management Limited
BI Advisers Limited
Bidania B.V.
Bijl Beheer B.V.
Bijlmerplein Leasing B.V.
Bimbister B.V.
Biporus B.V.
Birthland Limited
BIS Nominees Pty Limited
Bishop-Morrow Insurance Ltd.
Bishopscourt Asset Finance Limited
Bishopscourt Equipment Leasing Limited
Bishopscourt Industrial Finance Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Bishopscourt Ltd                                         ING Barings (London) Limited                                        100.00
Bissone B.V.                                             Trust Maatschappij ING Bank B.V.                                    100.00
BL & P Nieuwegein B.V.                                   ING Prena B.V.                                                      100.00
BLAC Corp incorperated                                   BLAC Holdings inc                                                    51.00
BLAC Holdings inc                                        BPEP Holdings Limited                                               100.00
Blarina B.V.                                             ING Prena B.V.                                                      100.00
Blauwe M R I B.V.                                        ING Lease (Nederland) B.V.                                          100.00
Blijenhoek Staete B.V.                                   BOZ B.V.                                                            100.00
Blizzard Rock B.V.                                       ING Prena B.V.                                                      100.00
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.        ING Insurance International B.V.                                    100.00
Bonfield Japan Growth
Bonfield Japan Hedge Fund
Boree s.a.                                               Banque Bruxelles Lambert S.A.                                       100.00
Bothwell B.V.                                            ING Prena B.V.                                                      100.00
Bouw en Exploitatiemaatschappij Deska XXIII B.V.         Westland/Utrecht Hypotheekbank N.V.                                 100.00
Bouwbureau voor de Twents-Gelderse Industrie B.V.        ING Prena B.V.                                                      100.00
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                    ING Vastgoed Belegging B.V.                                         100.00
Bouwfonds AVG B.V.                                       ?
Bouwfonds Bilthoven 1969 B.V.                            ING Vastgoed Belegging B.V.                                         100.00
Bouwfonds Nationale-Nederlanden B.V.                     ING Vastgoed Belegging B.V.                                         100.00
Bouwfonds Nemavo B.V.                                    ING Vastgoed Belegging B.V.                                         100.00
Bouwfonds Roveso B.V.                                    ING Vastgoed Belegging B.V.                                         100.00
Bouwfonds Utrecht 1967 B.V.                              ING Vastgoed Belegging B.V.                                         100.00
Bouwfonds Valken Staete B.V.                             ING Vastgoed Belegging B.V.                                         100.00
Bouwmaatschappij Mecklenburgplein B.V.                   Oscar Smit's Bank N.V.                                              100.00
Bouwonderneming AMER LII B.V.                            Nationale-Nederlanden Holdinvest B.V.                               100.00
BOZ B.V.                                                 ING REI Investment I B.V.                                           100.00
BPEP ( Poland) S.p.zo.o                                  BPEP Holdings Limited                                               100.00
BPEP General Partner I Linmited                          Baring Private Equity Partners Limited                              100.00
BPEP General Partner II Limited                          Baring Private Equity Partners Limited                              100.00
BPEP Holdings Limited                                    ING Bank N.V.                                                       100.00
BPEP Management (UK) Limited                             Baring Private Equity Partners Limited                              100.00
BPEP Management Limited                                  BPEP Holdings Limited                                               100.00
BPEP Nominees Limited                                    Baring Private Equity Partners Limited                              100.00
BPEP Participations Limited                              BPEP Holdings Limited                                               100.00
Branson Insurance Agency, Inc.                           PrimeVest Financial Services, Inc.                                  100.00
Brasas B.V.                                              ING Prena B.V.                                                      100.00
Brasemer Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Bravura B.V.                                             ING Prena B.V.                                                      100.00
Breijer Assurantien B.V.                                 Belhaska XI B.V.                                                    100.00
Bremer-Van Mierlo Beleggingsmaatschappij B.V.            ING Prena B.V.                                                      100.00
Brenko B.V.                                              Bank Mendes Gans N.V.                                               100.00
British Land Patrium B.V.                                ?                                                                        -
British Land Patrium I B.V.                              ?                                                                        -
British Land Patrium II B.V.                             ?                                                                        -
British Land Patrium III B.V.                            ?                                                                        -
Brittany Square Limited Partnership                      ?                                                                        -
Broks Holding B.V.                                       ING Prena B.V.                                                      100.00
Bruine Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Brussel Staete B.V.                                      BOZ B.V.                                                            100.00
Brussels Lambert UK Nominees Ltd.                        BBL International UK Ltd.                                           100.00
Buckden B.V.                                             Trust Maatschappij ING Bank B.V.                                    100.00
Buenos Aires Equity Investments N.V.                     ING Bank N.V.                                                       100.00
Business Compass Holding B.V.                            MKB Punt B.V.                                                       100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Bishopscourt Ltd
Bissone B.V.
BL & P Nieuwegein B.V.
BLAC Corp incorperated
BLAC Holdings inc
Blarina B.V.
Blauwe M R I B.V.
Blijenhoek Staete B.V.
Blizzard Rock B.V.
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.
Bonfield Japan Growth
Bonfield Japan Hedge Fund
Boree s.a.
Bothwell B.V.
Bouw en Exploitatiemaatschappij Deska XXIII B.V.
Bouwbureau voor de Twents-Gelderse Industrie B.V.
Bouwfonds Anklaar-Apeldoorn 1967 B.V.
Bouwfonds AVG B.V.
Bouwfonds Bilthoven 1969 B.V.
Bouwfonds Nationale-Nederlanden B.V.
Bouwfonds Nemavo B.V.
Bouwfonds Roveso B.V.
Bouwfonds Utrecht 1967 B.V.
Bouwfonds Valken Staete B.V.
Bouwmaatschappij Mecklenburgplein B.V.
Bouwonderneming AMER LII B.V.
BOZ B.V.
BPEP ( Poland) S.p.zo.o
BPEP General Partner I Linmited
BPEP General Partner II Limited
BPEP Holdings Limited
BPEP Management (UK) Limited
BPEP Management Limited
BPEP Nominees Limited
BPEP Participations Limited
Branson Insurance Agency, Inc.
Brasas B.V.
Brasemer Poort B.V.
Bravura B.V.
Breijer Assurantien B.V.
Bremer-Van Mierlo Beleggingsmaatschappij B.V.
Brenko B.V.
British Land Patrium B.V.
British Land Patrium I B.V.
British Land Patrium II B.V.
British Land Patrium III B.V.
Brittany Square Limited Partnership
Broks Holding B.V.
Bruine Poort B.V.
Brussel Staete B.V.
Brussels Lambert UK Nominees Ltd.
Buckden B.V.
Buenos Aires Equity Investments N.V.
Business Compass Holding B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Bishopscourt Ltd
Bissone B.V.
BL & P Nieuwegein B.V.
BLAC Corp incorperated
BLAC Holdings inc
Blarina B.V.
Blauwe M R I B.V.
Blijenhoek Staete B.V.
Blizzard Rock B.V.
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.
Bonfield Japan Growth
Bonfield Japan Hedge Fund
Boree s.a.
Bothwell B.V.
Bouw en Exploitatiemaatschappij Deska XXIII B.V.
Bouwbureau voor de Twents-Gelderse Industrie B.V.
Bouwfonds Anklaar-Apeldoorn 1967 B.V.
Bouwfonds AVG B.V.
Bouwfonds Bilthoven 1969 B.V.
Bouwfonds Nationale-Nederlanden B.V.
Bouwfonds Nemavo B.V.
Bouwfonds Roveso B.V.
Bouwfonds Utrecht 1967 B.V.
Bouwfonds Valken Staete B.V.
Bouwmaatschappij Mecklenburgplein B.V.
Bouwonderneming AMER LII B.V.
BOZ B.V.
BPEP ( Poland) S.p.zo.o
BPEP General Partner I Linmited
BPEP General Partner II Limited
BPEP Holdings Limited
BPEP Management (UK) Limited
BPEP Management Limited
BPEP Nominees Limited
BPEP Participations Limited
Branson Insurance Agency, Inc.
Brasas B.V.
Brasemer Poort B.V.
Bravura B.V.
Breijer Assurantien B.V.
Bremer-Van Mierlo Beleggingsmaatschappij B.V.
Brenko B.V.
British Land Patrium B.V.
British Land Patrium I B.V.
British Land Patrium II B.V.
British Land Patrium III B.V.
Brittany Square Limited Partnership
Broks Holding B.V.
Bruine Poort B.V.
Brussel Staete B.V.
Brussels Lambert UK Nominees Ltd.
Buckden B.V.
Buenos Aires Equity Investments N.V.
Business Compass Holding B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Business Datenbanken Int.                                Banque Bruxelles Lambert S.A.                                        10.00
BVP Holdings Limited                                     BPEP Holdings Limited                                               100.00
BVP Management Limited                                   BPEP Holdings Limited                                               100.00
BVP Mexico S.A.                                          Baring Private Equity Partners Espana S.A.                           90.00
BWH Financiele Diensten B.V.                             Belhaska XI B.V.                                                    100.00
C.J. Buyzen Beheer B.V.                                  ING Prena B.V.                                                      100.00
C.J.H.- en J.J. Heimeriks Holding B.V.                   ING Prena B.V.                                                      100.00
C.V. Bedrijven Park G.P.                                 ING Vastgoed Ontwikkeling B.V.                                       50.00
C.V. Exploitatiemaatschappij Tunnel onder de Noord       Tunnel onder de Noord B.V.                                          100.00
Cabel B.V.                                               Bank Mendes Gans N.V.                                               100.00
Caesarean Management Ltd.                                Banque Bruxelles Lambert S.A.                                       100.00
Caldona B.V.                                             Aceros B.V.                                                         100.00
Calera Pty Ltd                                           Heine Management Pty Limited                                        100.00
Cambridge Enterprises Ltd.                               Scotus Inc.                                                         100.00
Camed Invent '01 B.V.                                    ING Lease (Nederland) B.V.                                          100.00
Camilo B.V.                                              ING Prena B.V.                                                      100.00
Capital Insurance Brokers Ltd.                           Equisure Insurance Services Ltd.                                     50.00
Capricorn Venture Fund N.V.                              BVP Holdings Limited                                                 40.80
Capricorn Venture Partners N.V.                          BPEP Holdings Limited                                                39.00
Cardona B.V.                                             ING Bank N.V.                                                       100.00
Carnegie Financial Corporation                           Investors Financial Group, Inc.                                     100.00
Carnegie Securities Corporation                          Carnegie Financial Corporation                                      100.00
Catoneria B.V.                                           ING Prena B.V.                                                      100.00
Cavendish Nominees Limited                               BPEP Management Limited                                             100.00
CBL Thai Asset Management                                Banque Bruxelles Lambert S.A.                                        25.00
Cedar Square Insurance and Financial Centre Ltd.         Equisure Financial Network, Inc.                                     92.20
CEL Data Services S.A.                                   Banque Bruxelles Lambert S.A.                                       100.00
CenE Asset Management N.V.                               CenE Bankiers Holding N.V.                                          100.00
CenE Bankiers Holding N.V.                               CenE Bankiers N.V.                                                  100.00
CenE Bankiers Management N.V.                            CenE Bankiers Holding N.V.                                          100.00
CenE Bankiers Mezzaninefonds B.V.                        CenE Bankiers N.V.                                                  100.00
CenE Bankiers N.V.                                       ING Bank N.V.                                                       100.00
CenE Verzekeringen B.V.                                  CenE Bankiers N.V.                                                  100.00
Centrum Banku Slaskiego Sp z o.o.                        ING Bank Slaski S.A.                                                 60.00
Centrum Elektronicznych Uslug Platniczych
 "eService" S.A.                                         ING Bank Slaski S.A.                                                 50.00
Centrum Ontwikkeling Broekpolder V.O.F.                  ING Vastgoed Broekpolder B.V.                                        50.00
Cereus PLC                                               ING Baring Holding Nederland B.V.                                   100.00
Cermanita B.V.                                           ING Prena B.V.                                                      100.00
Chantal One Ltd.                                         ING Intermediate Holdings Limited                                   100.00
Chantal Two Ltd.                                         Chantal One Ltd.                                                    100.00
Chapdelaine Assurances inc.                              3662578 Canada Inc.(7)                                              100.00
Chapineria B.V.                                          ING Prena B.V.                                                      100.00
Chapman Graham & Associates Insurance Brokers Inc.       Equisure Insurance Services Ltd.                                    100.00
Charles de Foucauld B.V.                                 ING Prena B.V.                                                      100.00
Chevrier Laporte & Associes inc.                         3662578 Canada Inc.(7)                                              100.00
Chipper Nederland V.O.F.                                 ?                                                                        -
Chipper Services B.V.                                    Postbank N.V.                                                       100.00
CI European Limited                                      BPEP Holdings Limited                                                40.00
Cicania B.V.                                             ING Prena B.V.                                                      100.00
CISL Aruba A.E.C.                                        ING Compania de Inversiones y Servicios Limitada                     99.00
City Aveinc Plc                                          Birthland Limited                                                   100.00
City Six Inc.                                            Codeland Ltd.                                                        50.00
Cityinc.                                                 Sonhold Ltd.                                                         99.99
Cityincorp.                                              Sonhold Ltd.                                                         99.99

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Business Datenbanken Int.
BVP Holdings Limited
BVP Management Limited
BVP Mexico S.A.
BWH Financiele Diensten B.V.
C.J. Buyzen Beheer B.V.
C.J.H.- en J.J. Heimeriks Holding B.V.
C.V. Bedrijven Park G.P.
C.V. Exploitatiemaatschappij Tunnel onder de Noord
Cabel B.V.
Caesarean Management Ltd.
Caldona B.V.
Calera Pty Ltd
Cambridge Enterprises Ltd.
Camed Invent '01 B.V.
Camilo B.V.
Capital Insurance Brokers Ltd.
Capricorn Venture Fund N.V.
Capricorn Venture Partners N.V.
Cardona B.V.
Carnegie Financial Corporation
Carnegie Securities Corporation
Catoneria B.V.
Cavendish Nominees Limited
CBL Thai Asset Management
Cedar Square Insurance and Financial Centre Ltd.         Medicine Hat Insurance Inc.         7.80
CEL Data Services S.A.
CenE Asset Management N.V.
CenE Bankiers Holding N.V.
CenE Bankiers Management N.V.
CenE Bankiers Mezzaninefonds B.V.
CenE Bankiers N.V.
CenE Verzekeringen B.V.
Centrum Banku Slaskiego Sp z o.o.
Centrum Elektronicznych Uslug Platniczych
 "eService" S.A.
Centrum Ontwikkeling Broekpolder V.O.F.
Cereus PLC
Cermanita B.V.
Chantal One Ltd.
Chantal Two Ltd.
Chapdelaine Assurances inc.
Chapineria B.V.
Chapman Graham & Associates Insurance Brokers Inc.
Charles de Foucauld B.V.
Chevrier Laporte & Associes inc.
Chipper Nederland V.O.F.
Chipper Services B.V.
CI European Limited
Cicania B.V.
CISL Aruba A.E.C.                                        ING Bank N.V.                       1.00
City Aveinc Plc
City Six Inc.                                            Battleforce Plc.                   50.00
Cityinc.                                                 Shelhold Ltd.                       0.01
Cityincorp.                                              Shelhold Ltd.                       0.01

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Business Datenbanken Int.
BVP Holdings Limited
BVP Management Limited
BVP Mexico S.A.
BWH Financiele Diensten B.V.
C.J. Buyzen Beheer B.V.
C.J.H.- en J.J. Heimeriks Holding B.V.
C.V. Bedrijven Park G.P.
C.V. Exploitatiemaatschappij Tunnel onder de Noord
Cabel B.V.
Caesarean Management Ltd.
Caldona B.V.
Calera Pty Ltd
Cambridge Enterprises Ltd.
Camed Invent '01 B.V.
Camilo B.V.
Capital Insurance Brokers Ltd.
Capricorn Venture Fund N.V.
Capricorn Venture Partners N.V.
Cardona B.V.
Carnegie Financial Corporation
Carnegie Securities Corporation
Catoneria B.V.
Cavendish Nominees Limited
CBL Thai Asset Management
Cedar Square Insurance and Financial Centre Ltd.
CEL Data Services S.A.
CenE Asset Management N.V.
CenE Bankiers Holding N.V.
CenE Bankiers Management N.V.
CenE Bankiers Mezzaninefonds B.V.
CenE Bankiers N.V.
CenE Verzekeringen B.V.
Centrum Banku Slaskiego Sp z o.o.
Centrum Elektronicznych Uslug Platniczych
 "eService" S.A.
Centrum Ontwikkeling Broekpolder V.O.F.
Cereus PLC
Cermanita B.V.
Chantal One Ltd.
Chantal Two Ltd.
Chapdelaine Assurances inc.
Chapineria B.V.
Chapman Graham & Associates Insurance Brokers Inc.
Charles de Foucauld B.V.
Chevrier Laporte & Associes inc.
Chipper Nederland V.O.F.
Chipper Services B.V.
CI European Limited
Cicania B.V.
CISL Aruba A.E.C.
City Aveinc Plc
City Six Inc.
Cityinc.
Cityincorp.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Clacri B.V.                                              ING Prena B.V.                                                      100.00
Clarion Development Ventures, L.P.                       NNI Clarion Development, LLC                                         99.00
Clarion Realty Services LLC                              ING Clarion Realty Services Holdings, Inc                           100.00
Clerdew Limited                                          ING Life Limited                                                    100.00
Closeburg B.V.                                           ING Prena B.V.                                                      100.00
CMP Fonds I GMBH                                         ING-BHF Bank AG                                                      98.23
Coastal Insurance Services Ltd.                          Equisure Financial Network, Inc.                                    100.00
Codeland Ltd.                                            ING Lease (UK) Limited                                              100.00
Codepec S.A.                                             ING Bank (France) S.A.                                              100.00
Cofiton B.V.                                             ING Bank N.V.                                                       100.00
Cofiton II  B.V.                                         Cofiton B.V.                                                        100.00
Coldstream B.V.                                          ING Prena B.V.                                                      100.00
Colocar B.V.                                             ING Prena B.V.                                                      100.00
Colonsay B.V.                                            ING Prena B.V.                                                      100.00
Comatev B.V.                                             ING Prena B.V.                                                      100.00
Combdring B.V.                                           ING Bank N.V.                                                       100.00
Combined Financial Services LLC                          Security Life of Denver Insurance Company                            40.00
Compagnie Financiere de Banville sa                      B.V. Amiloh                                                          40.00
Compulife Agency, Inc.                                   Compulife, Inc.                                                     100.00
Compulife Insurance Agency of Massachusetts, Inc.        Compulife, Inc.                                                     100.00
Compulife, Inc.                                          PrimeVest Financial Services, Inc.                                  100.00
Computer Centrum Twente B.V.                             ING Bank N.V.                                                       100.00
Conglomerado de Valores                                  Valores Consolidados                                                 99.90
Consolidated Insurance Company                           Indiana Insurance Company                                           100.00
Consortium Beursplein V.o.f.                             ING Vastgoed Belegging B.V.                                          79.78
Control Management Limited                               Baring Trustees (Guernsey) Limited                                  100.00
Convenio B.V.                                            ING Groep N.V.                                                      100.00
Copar B.V.                                               BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Corniston B.V.                                           ING Prena B.V.                                                      100.00
Corporacion de Atencion Medica                           ING Seguros Commercial America                                       25.00
Corpovea B.V.                                            Trust Maatschappij ING Bank B.V.                                    100.00
Cotranco B.V.                                            ING Prena B.V.                                                      100.00
Cotton Nominees Limited                                  Baring Brothers Limited                                             100.00
Craig Hamilton Insurance Brokers Inc.                    Equisure Insurance Services Ltd.                                    100.00
Cramer & Cie, Gerants des fortunes                       BHF-BANK (Schweiz) AG                                                38.74
Crecido B.V.                                             ING Prena B.V.                                                      100.00
Crediet Service Bank B.V.                                InterAdvies N.V.                                                    100.00
Credit Industriel et Automobile de Belgique S.A.         Banque Bruxelles Lambert S.A.                                        99.76
Credit Lease S.A.                                        CEL Data Services S.A.                                               99.99
Crescentes Prins B.V.                                    ING Prena B.V.                                                      100.00
Croesus Management BVBA                                  Algemene Beleggingsmaatschappij CenE Bankiers B.V.                  100.00
Cruz Blanca EPS S.A.                                     Prosana S.A.                                                         99.00
Cruz Blanca Isapre S.A.                                  ING S.A.                                                             81.00
Cumbras B.V.                                             ING Prena B.V.                                                      100.00
Cupula B.V.                                              ING Bank N.V.                                                       100.00
CW Finance Ltd.                                          CW Lease UK Ltd                                                     100.00
CW Finance N.V.                                          CW Lease Nederland BV                                               100.00
CW Lease Belgium nv                                      ING Lease Holding N.V.                                              100.00
CW Lease Berlin GmbH                                     CW Lease Deutschland GmbH                                           100.00
CW Lease Deutschland GmbH                                ING Lease Holding (Deutschland) GmbH                                100.00
CW Lease France S.N.C.                                   CW Lease Nederland BV                                               100.00
CW Lease Luxembourg S.A.                                 CW Lease Nederland BV                                               100.00
CW Lease Nederland B.V.                                  ING Lease Holding N.V.                                              100.00
CW Lease UK Ltd.                                         ING Lease Holdings (UK) Limited                                     100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Clacri B.V.
Clarion Development Ventures, L.P.                       NNI Clarion CDV, LLC                1.00
Clarion Realty Services LLC
Clerdew Limited
Closeburg B.V.
CMP Fonds I GMBH
Coastal Insurance Services Ltd.
Codeland Ltd.
Codepec S.A.
Cofiton B.V.
Cofiton II  B.V.
Coldstream B.V.
Colocar B.V.
Colonsay B.V.
Comatev B.V.
Combdring B.V.
Combined Financial Services LLC
Compagnie Financiere de Banville sa
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife, Inc.
Computer Centrum Twente B.V.
Conglomerado de Valores
Consolidated Insurance Company
Consortium Beursplein V.o.f.
Control Management Limited
Convenio B.V.
Copar B.V.
Corniston B.V.
Corporacion de Atencion Medica                           Fianzas Comercial America          25.00  Pensiones Comercial
                                                                                                    America                   25.00
Corpovea B.V.
Cotranco B.V.
Cotton Nominees Limited
Craig Hamilton Insurance Brokers Inc.
Cramer & Cie, Gerants des fortunes
Crecido B.V.
Crediet Service Bank B.V.
Credit Industriel et Automobile de Belgique S.A.
Credit Lease S.A.
Crescentes Prins B.V.
Croesus Management BVBA
Cruz Blanca EPS S.A.
Cruz Blanca Isapre S.A.
Cumbras B.V.
Cupula B.V.
CW Finance Ltd.
CW Finance N.V.
CW Lease Belgium nv
CW Lease Berlin GmbH
CW Lease Deutschland GmbH
CW Lease France S.N.C.
CW Lease Luxembourg S.A.
CW Lease Nederland B.V.
CW Lease UK Ltd.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Clacri B.V.
Clarion Development Ventures, L.P.
Clarion Realty Services LLC
Clerdew Limited
Closeburg B.V.
CMP Fonds I GMBH
Coastal Insurance Services Ltd.
Codeland Ltd.
Codepec S.A.
Cofiton B.V.
Cofiton II  B.V.
Coldstream B.V.
Colocar B.V.
Colonsay B.V.
Comatev B.V.
Combdring B.V.
Combined Financial Services LLC
Compagnie Financiere de Banville sa
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife, Inc.
Computer Centrum Twente B.V.
Conglomerado de Valores
Consolidated Insurance Company
Consortium Beursplein V.o.f.
Control Management Limited
Convenio B.V.
Copar B.V.
Corniston B.V.
Corporacion de Atencion Medica                           Servicios Immobiliarios La
                                                          Comercial                         25.00
Corpovea B.V.
Cotranco B.V.
Cotton Nominees Limited
Craig Hamilton Insurance Brokers Inc.
Cramer & Cie, Gerants des fortunes
Crecido B.V.
Crediet Service Bank B.V.
Credit Industriel et Automobile de Belgique S.A.
Credit Lease S.A.
Crescentes Prins B.V.
Croesus Management BVBA
Cruz Blanca EPS S.A.
Cruz Blanca Isapre S.A.
Cumbras B.V.
Cupula B.V.
CW Finance Ltd.
CW Finance N.V.
CW Lease Belgium nv
CW Lease Berlin GmbH
CW Lease Deutschland GmbH
CW Lease France S.N.C.
CW Lease Luxembourg S.A.
CW Lease Nederland B.V.
CW Lease UK Ltd.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
CW Rent Deutschland GmbH                                 CW Lease Deutschland GmbH                                           100.00
CyberLink Development, Inc.                              ING America Insurance Holdings, Inc.                                100.00
Czech Venture Partners s.r.o.                            BPEP Holdings Limited                                                50.00
Dabesse B.V.                                             ING Prena B.V.                                                      100.00
Davidson Hughes Developments Pty. Ltd.                   ING Management Limited                                              100.00
De Blauwe Invent '98 B.V.                                ING Lease (Nederland) B.V.                                          100.00
De Bossche Poort B.V.                                    Nationale-Nederlanden Levensverzekering Maatschappij N.V.           100.00
De Bueger Wiertz, Makelaars in Assurantien,
 Pensioenadviseurs B.V.                                  Belhaska XI B.V.                                                    100.00
De Groninger Lederwaren Industrie B.V.                   ING Prena B.V.                                                      100.00
De Jong Assurantien B.V.                                 B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
De Springelberg B.V.                                     MKB Investments BV                                                  100.00
De Vaderlandsche Spaarbank N.V.                          Nationale Omnium N.V.                                               100.00
De Verzekeringscentrale B.V.                             Belhaska XI B.V.                                                    100.00
Dealer Lease Service B.V.                                CW Lease Nederland BV                                               100.00
Dekora Holding B.V.                                      ING Prena B.V.                                                      100.00
Delfin Global Funds Plc.                                 ?                                                                        -
Delta Asset Management                                   Furman Selz Capital Management LLC                                  100.00
Delta Nederland Beheer B.V.                              ING Prena B.V.                                                      100.00
Den Hamer Beheer B.V.                                    Trust Maatschappij ING Bank B.V.                                    100.00
Den Hartog Verzekeringen B.V.                            Belhaska XI B.V.                                                    100.00
Denival S.A.                                             Banque Bruxelles Lambert S.A.                                       100.00
Denne Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Depositary Company ING Bank B.V.                         ING Bank N.V.                                                       100.00
Desario B.V.                                             ING Prena B.V.                                                      100.00
Desarrollos Asuranex, S.A.                               ING Bank N.V.                                                        99.98
Deska LII B.V.                                           Nationale-Nederlanden Holdinvest B.V.                               100.00
Desnivel B.V.                                            Nubahold B.V.                                                       100.00
Destara B.V.                                             ING Bank N.V.                                                       100.00
Deutsche Hypo B.V.                                       Deutsche Hypothekenbank (Aktien-Gesellschaft)                       100.00
Deutsche Hypo Consulting GmbH                            Deutsche Hypothekenbank (Aktien-Gesellschaft)                       100.00
Deutsche Hypo Immobilien GmbH                            Deutsche Hypothekenbank (Aktien-Gesellschaft)                       100.00
Deutsche Hypothekenbank (Aktien-Gesellschaft)            ING-BHF Bank AG                                                      82.95
Deventer Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Dexter Elysee S.A.                                       Financiere Atlas S.A.                                                45.06
Diagonac B.V.                                            Trust Maatschappij ING Bank B.V.                                    100.00
Diamond Lease                                            Runoto Belgium N.V.                                                  55.00
Dieverse Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Difaval s.a.                                             Banque Bruxelles Lambert France S.A.                                100.00
Dinan Insurance Brokers And Financial Services Ltd.      Equisure Insurance Services Ltd.                                     50.00
Dinkelse Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Direct Line Assistance Cy                                SEFB Banque de Epargne sc.,                                         100.00
Doetichem Immobilia B.V.                                 Westland/Utrecht Leasing B.V.                                       100.00
Doetinchem Immobilia B.V.                                Westland/Utrecht Leasing B.V.                                       100.00
D-Office Amsterdam B.V.                                  D-Office Holding B.V.                                               100.00
D-Office Baarn B.V.                                      D-Office Holding B.V.                                               100.00
D-Office Bodegraven B.V.                                 D-Office Holding B.V.                                               100.00
D-Office Holding B.V.                                    ING Vastgoed Ontwikkeling B.V.                                       50.00
Doiome B.V.                                              InterAdvies N.V.                                                    100.00
Domain Development Pty Ltd                               Trenorth Pty Ltd                                                     50.00
Dommelse Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Doyle Administration Limited                             Baring Trustees (Guernsey) Limited                                   50.00
Dr. de Grood Beheer B.V.                                 ING Prena B.V.                                                      100.00
Dr. J.B. Sellenraad & Co. Hotel-KG                       ING-BHF Bank AG                                                      21.00
Drechtse Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
CW Rent Deutschland GmbH
CyberLink Development, Inc.
Czech Venture Partners s.r.o.
Dabesse B.V.
Davidson Hughes Developments Pty. Ltd.
De Blauwe Invent '98 B.V.
De Bossche Poort B.V.
De Bueger Wiertz, Makelaars in Assurantien,
 Pensioenadviseurs B.V.
De Groninger Lederwaren Industrie B.V.
De Jong Assurantien B.V.
De Springelberg B.V.
De Vaderlandsche Spaarbank N.V.
De Verzekeringscentrale B.V.
Dealer Lease Service B.V.
Dekora Holding B.V.
Delfin Global Funds Plc.
Delta Asset Management
Delta Nederland Beheer B.V.
Den Hamer Beheer B.V.
Den Hartog Verzekeringen B.V.
Denival S.A.
Denne Poort B.V.
Depositary Company ING Bank B.V.
Desario B.V.
Desarrollos Asuranex, S.A.
Deska LII B.V.
Desnivel B.V.
Destara B.V.
Deutsche Hypo B.V.
Deutsche Hypo Consulting GmbH
Deutsche Hypo Immobilien GmbH
Deutsche Hypothekenbank (Aktien-Gesellschaft)
Deventer Poort B.V.
Dexter Elysee S.A.
Diagonac B.V.
Diamond Lease
Dieverse Poort B.V.
Difaval s.a.
Dinan Insurance Brokers And Financial Services Ltd.
Dinkelse Poort B.V.
Direct Line Assistance Cy
Doetichem Immobilia B.V.
Doetinchem Immobilia B.V.
D-Office Amsterdam B.V.
D-Office Baarn B.V.
D-Office Bodegraven B.V.
D-Office Holding B.V.                                    ING Vastgoed Fondsbelegging B.V.   50.00
Doiome B.V.
Domain Development Pty Ltd                               Heine Management Pty Limited       50.00
Dommelse Poort B.V.
Doyle Administration Limited                             Guernsey International Fund
                                                          Managers Limited                  50.00
Dr. de Grood Beheer B.V.
Dr. J.B. Sellenraad & Co. Hotel-KG                       BHF Immobilien-GmbH                19.00
Drechtse Poort B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
CW Rent Deutschland GmbH
CyberLink Development, Inc.
Czech Venture Partners s.r.o.
Dabesse B.V.
Davidson Hughes Developments Pty. Ltd.
De Blauwe Invent '98 B.V.
De Bossche Poort B.V.
De Bueger Wiertz, Makelaars in Assurantien,
 Pensioenadviseurs B.V.
De Groninger Lederwaren Industrie B.V.
De Jong Assurantien B.V.
De Springelberg B.V.
De Vaderlandsche Spaarbank N.V.
De Verzekeringscentrale B.V.
Dealer Lease Service B.V.
Dekora Holding B.V.
Delfin Global Funds Plc.
Delta Asset Management
Delta Nederland Beheer B.V.
Den Hamer Beheer B.V.
Den Hartog Verzekeringen B.V.
Denival S.A.
Denne Poort B.V.
Depositary Company ING Bank B.V.
Desario B.V.
Desarrollos Asuranex, S.A.
Deska LII B.V.
Desnivel B.V.
Destara B.V.
Deutsche Hypo B.V.
Deutsche Hypo Consulting GmbH
Deutsche Hypo Immobilien GmbH
Deutsche Hypothekenbank (Aktien-Gesellschaft)
Deventer Poort B.V.
Dexter Elysee S.A.
Diagonac B.V.
Diamond Lease
Dieverse Poort B.V.
Difaval s.a.
Dinan Insurance Brokers And Financial Services Ltd.
Dinkelse Poort B.V.
Direct Line Assistance Cy
Doetichem Immobilia B.V.
Doetinchem Immobilia B.V.
D-Office Amsterdam B.V.
D-Office Baarn B.V.
D-Office Bodegraven B.V.
D-Office Holding B.V.
Doiome B.V.
Domain Development Pty Ltd
Dommelse Poort B.V.
Doyle Administration Limited
Dr. de Grood Beheer B.V.
Dr. J.B. Sellenraad & Co. Hotel-KG
Drechtse Poort B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Dritte Office Grundstucksverwaltungsgesellschaft
 mbH & Co. KG                                            BHF Immobilien-GmbH                                                  98.23
Drive Lease N.V.                                         Top Lease Belgium N.V.                                              100.00
Dropny B.V.                                              ING (International) Limited                                         100.00
Dubbeld Assurantien en Financieringen B.V.               Belhaska XI B.V.                                                    100.00
Dunedin Mortgage Company Ltd.                            Nationale-Nederlanden (UK) Ltd.                                     100.00
Dunedin Property Development Company Ltd.                Nationale-Nederlanden (UK) Ltd.                                     100.00
Dunedin Property Investments Company Ltd.                Nationale-Nederlanden (UK) Ltd.                                     100.00
Dunedin Property Management Services Ltd.                Nationale-Nederlanden (UK) Ltd.                                     100.00
Dunedin Property Retail Company Ltd.                     Nationale-Nederlanden (UK) Ltd.                                     100.00
Eaglebridge N.V.                                         ING Prena B.V.                                                      100.00
EAMC Liquidation Corp.                                   ING Pilgrim Financial Corporation                                   100.00
East Europe Frontiers Fund Plc.                          ?
Ecomm s.a.                                               Banque Bruxelles Lambert France S.A.                                 96.75
Edison Holding Sneek B.V.                                ING Groep N.V.                                                      100.00
Edson Holdings Pty Ltd                                   Austbrokers Holdings Ltd.                                           100.00
Eems Poort B.V.                                          Westland/Utrecht Leasing B.V.                                       100.00
Effectenbewaarbedrijf ING Bank N.V.                      ING Bank N.V.                                                       100.00
efni CONNECT Ltd.                                        Equisure Financial Network, Inc.                                    100.00
Eike Poort B.V.                                          Westland/Utrecht Leasing B.V.                                       100.00
Elaxy Holding GmbH                                       Industrie-Beteiligungs-Gesellschaft mbH                              61.40
Embee Holding B.V.                                       ING Prena B.V.                                                      100.00
EMG Luxemburg S.A.                                       EMG S.A.                                                             74.99
EMG S.A.                                                 ING Lease Belgium S.A.                                               74.99
EMSL Management Services Ltd.                            Equisure Financial Network, Inc.                                    100.00
Enkhuizer Poort B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
Entero B.V.                                              ING Bank Corporate Investments B.V.                                 100.00
Entorno B.V.                                             ING Prena B.V.                                                      100.00
Envios B.V.                                              ING Prena B.V.                                                      100.00
Equisure Financial Management Limited                    Equisure Financial Network, Inc.                                    100.00
Equisure Financial Services Ltd.                         Equisure Financial Network, Inc.                                    100.00
Equisure Insurance Services Ltd.                         Equisure Financial Network, Inc.                                    100.00
Equisure Mortgage Services Ltd.                          Equisure Financial Network, Inc.                                    100.00
Equisure Trust Company                                   Equisure Financial Management Limited                               100.00
Equitable Life Insurance Company of Iowa                 Equitable of Iowa Companies, Inc.                                   100.00
Equitable of Iowa Companies                              ING Insurance International B.V.                                    100.00
Equitable of Iowa Companies Capital Trust                Equitable of Iowa Companies, Inc.                                   100.00
Equitable of Iowa Companies Capital Trust II             Equitable of Iowa Companies, Inc.                                   100.00
Erinboa Pty Limited                                      Australian Community Insurance Ltd.                                 100.00
Escensum Europa B.V.                                     Trust Maatschappij ING Bank B.V.                                    100.00
Escorca B.V.                                             ING Prena B.V.                                                      100.00
ESD Managers Limited                                     BPEP Participations Limited                                          30.00
Esse Poort B.V.                                          Westland/Utrecht Leasing B.V.                                       100.00
Esvice B.V.                                              ING Prena B.V.                                                      100.00
Euro Re s.a.                                             CEL Data Services S.A.                                              100.00
Euromoney Institutional Investor Plc.                    ?                                                                        -
European and Asian Fund Management S.A.                  Baring International Investment Management Limited                  100.00
European Overseas Issuing Corp.                          Soges Fiducem s.a.                                                   99.96
Eurosim S.P.A.                                           Banque Bruxelles Lambert S.A.                                        43.00
Euroventures Benelux B.V.                                Banque Bruxelles Lambert S.A.                                        99.97
Evangeline Real Estate Services Limited                  Equisure Financial Management Limited                               100.00
Ex Aquarius                                              ?                                                                        -
Expertise B.V.                                           ING Support Holding B.V.
Exploitatie en Beleggingsmaatschappij Alja
 Eindhoven B.V.                                          ING Prena B.V.                                                      100.00
Exploitatiemaatschappij Hotel Kurhaus v.o.f.                                                                                      -

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Dritte Office Grundstucksverwaltungsgesellschaft
 mbH & Co. KG
Drive Lease N.V.
Dropny B.V.
Dubbeld Assurantien en Financieringen B.V.
Dunedin Mortgage Company Ltd.
Dunedin Property Development Company Ltd.
Dunedin Property Investments Company Ltd.
Dunedin Property Management Services Ltd.
Dunedin Property Retail Company Ltd.
Eaglebridge N.V.
EAMC Liquidation Corp.
East Europe Frontiers Fund Plc.
Ecomm s.a.
Edison Holding Sneek B.V.
Edson Holdings Pty Ltd
Eems Poort B.V.
Effectenbewaarbedrijf ING Bank N.V.
efni CONNECT Ltd.
Eike Poort B.V.
Elaxy Holding GmbH
Embee Holding B.V.
EMG Luxemburg S.A.
EMG S.A.
EMSL Management Services Ltd.
Enkhuizer Poort B.V.
Entero B.V.
Entorno B.V.
Envios B.V.
Equisure Financial Management Limited
Equisure Financial Services Ltd.
Equisure Insurance Services Ltd.
Equisure Mortgage Services Ltd.
Equisure Trust Company
Equitable Life Insurance Company of Iowa
Equitable of Iowa Companies
Equitable of Iowa Companies Capital Trust
Equitable of Iowa Companies Capital Trust II
Erinboa Pty Limited
Escensum Europa B.V.
Escorca B.V.
ESD Managers Limited
Esse Poort B.V.
Esvice B.V.
Euro Re s.a.
Euromoney Institutional Investor Plc.
European and Asian Fund Management S.A.
European Overseas Issuing Corp.
Eurosim S.P.A.
Euroventures Benelux B.V.
Evangeline Real Estate Services Limited
Ex Aquarius
Expertise B.V.
Exploitatie en Beleggingsmaatschappij Alja
 Eindhoven B.V.
Exploitatiemaatschappij Hotel Kurhaus v.o.f.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Dritte Office Grundstucksverwaltungsgesellschaft
 mbH & Co. KG
Drive Lease N.V.
Dropny B.V.
Dubbeld Assurantien en Financieringen B.V.
Dunedin Mortgage Company Ltd.
Dunedin Property Development Company Ltd.
Dunedin Property Investments Company Ltd.
Dunedin Property Management Services Ltd.
Dunedin Property Retail Company Ltd.
Eaglebridge N.V.
EAMC Liquidation Corp.
East Europe Frontiers Fund Plc.
Ecomm s.a.
Edison Holding Sneek B.V.
Edson Holdings Pty Ltd
Eems Poort B.V.
Effectenbewaarbedrijf ING Bank N.V.
efni CONNECT Ltd.
Eike Poort B.V.
Elaxy Holding GmbH
Embee Holding B.V.
EMG Luxemburg S.A.
EMG S.A.
EMSL Management Services Ltd.
Enkhuizer Poort B.V.
Entero B.V.
Entorno B.V.
Envios B.V.
Equisure Financial Management Limited
Equisure Financial Services Ltd.
Equisure Insurance Services Ltd.
Equisure Mortgage Services Ltd.
Equisure Trust Company
Equitable Life Insurance Company of Iowa
Equitable of Iowa Companies
Equitable of Iowa Companies Capital Trust
Equitable of Iowa Companies Capital Trust II
Erinboa Pty Limited
Escensum Europa B.V.
Escorca B.V.
ESD Managers Limited
Esse Poort B.V.
Esvice B.V.
Euro Re s.a.
Euromoney Institutional Investor Plc.
European and Asian Fund Management S.A.
European Overseas Issuing Corp.
Eurosim S.P.A.
Euroventures Benelux B.V.
Evangeline Real Estate Services Limited
Ex Aquarius
Expertise B.V.
Exploitatie en Beleggingsmaatschappij Alja
 Eindhoven B.V.
Exploitatiemaatschappij Hotel Kurhaus v.o.f.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Exporterra GmbH                                          ING-BHF Bank AG                                                     100.00
Express America T.C. Corp                                ING Pilgrim Financial Corporation                                   100.00
Extinto Belegging B.V.                                   Winkelfonds Nederland Holding Projectvennootschappen B.V.            40.00
F.R. Hoffschlag Beleggingen B.V.                         ING Prena B.V.                                                      100.00
F.S.M.G. Borghans Pensioen B.V.                          ING Prena B.V.                                                      100.00
Factoring  Comercial America                             ING Seguros Commercial America                                       99.84
Fakkel en De Louw B.V.                                   Belhaska XI B.V.                                                    100.00
Falcon Investment Company Plc.                           ?                                                                        -
Falcon Market Fund Plc.                                  ?                                                                        -
Familiale investerings Maatschappij F.I.M.               ING Prena B.V.                                                      100.00
Farlita B.V.                                             ING Prena B.V.                                                      100.00
Favilan B.V.                                             ING Prena B.V.                                                      100.00
Felix Tigris B.V.                                        NMB-Heller Holding N.V.                                             100.00
Fermont Assurantien B.V.                                 Belhaska XI B.V.                                                    100.00
Fianzas Comercial America                                ING Seguros Commercial America                                       99.84
Fidele Management B.V.                                   BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Fidencia B.V.                                            ING Groep N.V.                                                      100.00
Fiducre sa                                               Westland/Utrecht Hypotheekmaatschappij N.V.                           0.25
Filantropiko B.V.                                        ING Prena B.V.                                                      100.00
Fimbrios B.V.                                            ING Prena B.V.                                                      100.00
Financial Facilities Management B.V.                     ING Bank N.V.                                                       100.00
Financial Facts Pty. Ltd.                                Austadvisers Equity Pty Limited                                     100.00
Financial Network Investment Corporation of Hawaii       Financial Network Investment Corporation                            100.00
Financial Network Investment Corporation of Hilo, Inc.   FNI International, Inc.                                             100.00
Financial Network Investment Corporation of
 Honolulu, Inc.                                          FNI International, Inc.                                             100.00
Financial Network Investment Corporation of Kauai, Inc.  FNI International, Inc.                                             100.00
Financial Network Investment Corporation of Puerto
 Rico, Inc.                                              FNI International, Inc.                                             100.00
Financial Northeastern Corp.                             ReliaStar Financial Corporation                                     100.00
Financial Planning Hotline Pty Limited                   ING Funds Management Ltd.                                           100.00
Financiere Atlas S.A.                                    ING-BHF Bank AG                                                      92.92
Financiere Vendome S.A.                                  Financiere Atlas S.A.                                                44.66
Finanziaria ICCRI-BBL s.p.a.                             Banque Bruxelles Lambert S.A.                                        50.00
Finatlas Gestion OPCVM                                   Financiere Atlas S.A.                                                92.76
Finemij B.V.                                             ING Bank N.V.                                                       100.00
Finport B.V.                                             ING Support Holding B.V.                                            100.00
Finsura Financial Services Pty. Limited                  Finsura Insurance Management Services Pty. Limited                  100.00
Finsura Insurance Broking (Australia) Pty. Ltd.          Finsura Insurance Management Services Pty. Limited                  100.00
Finsura Insurance Management Services Pty. Limited       Austbrokers Pty Ltd.                                                 66.67
First Columbine Life Insurance Company                   ING America Insurance Holdings, Inc                                 100.00
First Secured Mortgage Deposit Corp.                     Security Life of Denver Insurance Company                           100.00
Flevo Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Flexibel Beheer Utrecht B.V.                             BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Florinth Financiele Planning Consultancy B.V.            B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
FN Insurance Agency of Kansas, Inc.                      FNI International, Inc.                                             100.00
FN Insurance Agency of Massachusetts, Inc.               FNI International, Inc.                                             100.00
FN Insurance Agency of New Jersey, Inc.                  FNI International, Inc.                                             100.00
FN Insurance Agency of Ohio, Inc. 1)                     FNI International, Inc.                                             100.00
FN Insurance Services HI, Inc.                           FNI International, Inc.                                             100.00
FN Insurance Services of Alabama, Inc.                   FNI International, Inc.                                             100.00
FN Insurance Services of Nevada, Inc.                    FNI International, Inc.                                             100.00
FN Insurance Services of Texas, Inc. 1)                  FNI International, Inc.                                             100.00
FN Insurance Services, Inc                               FNI International, Inc.                                             100.00
FNC Insurance Services, Inc.                             ReliaStar Financial Corporation                                     100.00
FNI International, Inc.                                  ING Retail Holding Company, Inc.                                    100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Exporterra GmbH
Express America T.C. Corp
Extinto Belegging B.V.
F.R. Hoffschlag Beleggingen B.V.
F.S.M.G. Borghans Pensioen B.V.
Factoring  Comercial America
Fakkel en De Louw B.V.
Falcon Investment Company Plc.
Falcon Market Fund Plc.
Familiale investerings Maatschappij F.I.M.
Farlita B.V.
Favilan B.V.
Felix Tigris B.V.
Fermont Assurantien B.V.
Fianzas Comercial America
Fidele Management B.V.
Fidencia B.V.
Fiducre sa                                               Nationale Omnium N.V.              99.75
Filantropiko B.V.
Fimbrios B.V.
Financial Facilities Management B.V.
Financial Facts Pty. Ltd.
Financial Network Investment Corporation of Hawaii
Financial Network Investment Corporation of Hilo, Inc.
Financial Network Investment Corporation of
 Honolulu, Inc.
Financial Network Investment Corporation of Kauai, Inc.
Financial Network Investment Corporation of Puerto
 Rico, Inc.
Financial Northeastern Corp.
Financial Planning Hotline Pty Limited
Financiere Atlas S.A.
Financiere Vendome S.A.
Finanziaria ICCRI-BBL s.p.a.
Finatlas Gestion OPCVM
Finemij B.V.
Finport B.V.
Finsura Financial Services Pty. Limited
Finsura Insurance Broking (Australia) Pty. Ltd.
Finsura Insurance Management Services Pty. Limited
First Columbine Life Insurance Company
First Secured Mortgage Deposit Corp.
Flevo Poort B.V.
Flexibel Beheer Utrecht B.V.
Florinth Financiele Planning Consultancy B.V.
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of Massachusetts, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Agency of Ohio, Inc. 1)
FN Insurance Services HI, Inc.
FN Insurance Services of Alabama, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services of Texas, Inc. 1)
FN Insurance Services, Inc
FNC Insurance Services, Inc.
FNI International, Inc.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Exporterra GmbH
Express America T.C. Corp
Extinto Belegging B.V.
F.R. Hoffschlag Beleggingen B.V.
F.S.M.G. Borghans Pensioen B.V.
Factoring  Comercial America
Fakkel en De Louw B.V.
Falcon Investment Company Plc.
Falcon Market Fund Plc.
Familiale investerings Maatschappij F.I.M.
Farlita B.V.
Favilan B.V.
Felix Tigris B.V.
Fermont Assurantien B.V.
Fianzas Comercial America
Fidele Management B.V.
Fidencia B.V.
Fiducre sa
Filantropiko B.V.
Fimbrios B.V.
Financial Facilities Management B.V.
Financial Facts Pty. Ltd.
Financial Network Investment Corporation of Hawaii
Financial Network Investment Corporation of Hilo, Inc.
Financial Network Investment Corporation of
 Honolulu, Inc.
Financial Network Investment Corporation of Kauai, Inc.
Financial Network Investment Corporation of Puerto
 Rico, Inc.
Financial Northeastern Corp.
Financial Planning Hotline Pty Limited
Financiere Atlas S.A.
Financiere Vendome S.A.
Finanziaria ICCRI-BBL s.p.a.
Finatlas Gestion OPCVM
Finemij B.V.
Finport B.V.
Finsura Financial Services Pty. Limited
Finsura Insurance Broking (Australia) Pty. Ltd.
Finsura Insurance Management Services Pty. Limited
First Columbine Life Insurance Company
First Secured Mortgage Deposit Corp.
Flevo Poort B.V.
Flexibel Beheer Utrecht B.V.
Florinth Financiele Planning Consultancy B.V.
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of Massachusetts, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Agency of Ohio, Inc. 1)
FN Insurance Services HI, Inc.
FN Insurance Services of Alabama, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services of Texas, Inc. 1)
FN Insurance Services, Inc
FNC Insurance Services, Inc.
FNI International, Inc.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Foch Grande Armee s.n.c.                                 Banque Bruxelles Lambert France S.A.                                100.00
Fokker Brasil B.V.                                       ING Aircraft Lease B.V.                                             100.00
Fontioso B.V.                                            ING Prena B.V.                                                      100.00
Foppingadreef Leasing B.V.                               BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'      100.00
Formid Management N.V.                                   ING Trust (Antilles) NV                                             100.00
Fortress Woningen I B.V.                                 NSI Holding 3 B.V.                                                  100.00
Fortress Woningen II B.V.                                NSI Holding 3 B.V.                                                  100.00
Fortress Woningen III B.V.                               NSI Holding 3 B.V.                                                  100.00
Fortress Woningen IV B.V.                                NSI Holding 3 B.V.                                                  100.00
Fortress Woningen V B.V.                                 NSI Holding 3 B.V.                                                  100.00
Frabel S.A.                                              Banque Bruxelles Lambert France S.A.                                100.00
Frabu Immobilia B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
Franival S.A.                                            Banque Bruxelles Lambert France S.A.                                100.00
Frankfurt Consult GmbH                                   Industrie-Beteiligungs-Gesellschaft mbH                              98.23
Frankfurt Family Office GmbH                             ING-BHF Bank AG                                                     100.00
Frankfurt Finanz-Software GmbH                           ING-BHF Bank AG                                                      98.23
Frankfurt Grundbesitz GmbH                               BHF Immobilien-GmbH                                                  98.23
Frankfurter Beteiligungs-Treuhand GmbH                   ING-BHF Bank AG                                                      98.23
Frankfurter Fondsenbank GmbH                             Frankfurt-TRUST Investment-Gesellschaft mbH                          98.23
Frankfurter Vermogens-Treuhand GmbH                      ING-BHF Bank AG                                                      98.23
Frankfurt-TRUST Invest Luxemburg AG                      Frankfurt-TRUST Investment-Gesellschaft mbH                          98.23
Frankfurt-TRUST Investment-Gesellschaft mbH              ING-BHF Bank AG                                                      80.00
Frans Verhey B.V.                                        ING Prena B.V.                                                      100.00
Freehold B.V.                                            ING Support Holding B.V.                                            100.00
Freeler B.V.                                             Freehold B.V.                                                       100.00
Friese Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Frischo Schoonebeek B.V.                                 ING Prena B.V.                                                      100.00
Funfte Office Grundstucksverwaltungsgesellschaft
 mbH & Co. KG                                            ING-BHF Bank AG                                                      98.23
Funjob Investments B.V.                                  ING Prena B.V.                                                      100.00
Furman Selz (Ireland) LLC                                ING Merger LLC                                                      100.00
Furman Selz Advisors LLC                                 ING Merger LLC                                                      100.00
Furman Selz Capital LLC                                  ING Merger LLC                                                      100.00
Furman Selz Financial Services Unlimited                 Furman Selz (Ireland) LLC                                           100.00
Furman Selz Management Ltd.                              ING Furman Selz Asset Management LLC                                100.00
Furman Selz Merchant Capital LLC                         Furman Selz Proprietary, inc.                                       100.00
Furman Selz Proprietary, inc.                            ING Merger LLC                                                      100.00
Furman Selz Resources LLC                                Furman Selz Proprietary, inc.                                       100.00
Furman Selz SBIC Investments LLC                         Furman Selz Investments LLC                                         100.00
G. Laterveer Beheer B.V.                                 ING Prena B.V.                                                      100.00
G. R. Hutchison Insurance Brokers Ltd.                   Equisure Insurance Services Ltd.                                     50.00
G.I.E. ING Lease                                         CW Lease France S.N.C.                                              100.00
G.J. van Geet Beheer B.V.                                B.V. Financieringsmaatschappij "Vola"                               100.00
Gabela Belegging B.V.                                    ING Prena B.V.                                                      100.00
Gallipoli Services B.V.                                  ING Prena B.V.                                                      100.00
Garlito B.V.                                             ING Prena B.V.                                                      100.00
Gateway One Office Venture                               ?                                                                        -
GbR Graf Stolberg & Partner                              BHF Immobilien-GmbH                                                  29.13
GbR Grundstucksgesellschaft Potsdam                      Deutsche Hypothekenbank (Aktien-Gesellschaft)                        72.11
GBR Hamburg-Steindamm                                    Bouwonderneming AMER LII B.V.                                       100.00
GbR Liegenschaft Hainstrasse                             BHF Immobilien-GmbH                                                  48.54
GbR Rahmhofstrasse                                       ING-BHF Bank AG                                                      94.00
GEB Gesellschaft fur Gewerbebauten mbH                   BHF Immobilien-GmbH                                                  80.00
Gebler Agencies Ltd.                                     Barnabe & Saurette Insurance Brokers Ltd.                           100.00
Gebrema Beheer B.V.                                      ING Prena B.V.                                                      100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Foch Grande Armee s.n.c.
Fokker Brasil B.V.
Fontioso B.V.
Foppingadreef Leasing B.V.
Formid Management N.V.
Fortress Woningen I B.V.
Fortress Woningen II B.V.
Fortress Woningen III B.V.
Fortress Woningen IV B.V.
Fortress Woningen V B.V.
Frabel S.A.
Frabu Immobilia B.V.
Franival S.A.
Frankfurt Consult GmbH
Frankfurt Family Office GmbH
Frankfurt Finanz-Software GmbH
Frankfurt Grundbesitz GmbH
Frankfurter Beteiligungs-Treuhand GmbH
Frankfurter Fondsenbank GmbH
Frankfurter Vermogens-Treuhand GmbH
Frankfurt-TRUST Invest Luxemburg AG
Frankfurt-TRUST Investment-Gesellschaft mbH
Frans Verhey B.V.
Freehold B.V.
Freeler B.V.
Friese Poort B.V.
Frischo Schoonebeek B.V.
Funfte Office Grundstucksverwaltungsgesellschaft
 mbH & Co. KG
Funjob Investments B.V.
Furman Selz (Ireland) LLC
Furman Selz Advisors LLC
Furman Selz Capital LLC
Furman Selz Financial Services Unlimited
Furman Selz Management Ltd.
Furman Selz Merchant Capital LLC
Furman Selz Proprietary, inc.
Furman Selz Resources LLC
Furman Selz SBIC Investments LLC
G. Laterveer Beheer B.V.
G. R. Hutchison Insurance Brokers Ltd.
G.I.E. ING Lease
G.J. van Geet Beheer B.V.
Gabela Belegging B.V.
Gallipoli Services B.V.
Garlito B.V.
Gateway One Office Venture
GbR Graf Stolberg & Partner
GbR Grundstucksgesellschaft Potsdam
GBR Hamburg-Steindamm
GbR Liegenschaft Hainstrasse
GbR Rahmhofstrasse                                       BHF Immobilien-GmbH                 4.23
GEB Gesellschaft fur Gewerbebauten mbH
Gebler Agencies Ltd.
Gebrema Beheer B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Foch Grande Armee s.n.c.
Fokker Brasil B.V.
Fontioso B.V.
Foppingadreef Leasing B.V.
Formid Management N.V.
Fortress Woningen I B.V.
Fortress Woningen II B.V.
Fortress Woningen III B.V.
Fortress Woningen IV B.V.
Fortress Woningen V B.V.
Frabel S.A.
Frabu Immobilia B.V.
Franival S.A.
Frankfurt Consult GmbH
Frankfurt Family Office GmbH
Frankfurt Finanz-Software GmbH
Frankfurt Grundbesitz GmbH
Frankfurter Beteiligungs-Treuhand GmbH
Frankfurter Fondsenbank GmbH
Frankfurter Vermogens-Treuhand GmbH
Frankfurt-TRUST Invest Luxemburg AG
Frankfurt-TRUST Investment-Gesellschaft mbH
Frans Verhey B.V.
Freehold B.V.
Freeler B.V.
Friese Poort B.V.
Frischo Schoonebeek B.V.
Funfte Office Grundstucksverwaltungsgesellschaft
 mbH & Co. KG
Funjob Investments B.V.
Furman Selz (Ireland) LLC
Furman Selz Advisors LLC
Furman Selz Capital LLC
Furman Selz Financial Services Unlimited
Furman Selz Management Ltd.
Furman Selz Merchant Capital LLC
Furman Selz Proprietary, inc.
Furman Selz Resources LLC
Furman Selz SBIC Investments LLC
G. Laterveer Beheer B.V.
G. R. Hutchison Insurance Brokers Ltd.
G.I.E. ING Lease
G.J. van Geet Beheer B.V.
Gabela Belegging B.V.
Gallipoli Services B.V.
Garlito B.V.
Gateway One Office Venture
GbR Graf Stolberg & Partner
GbR Grundstucksgesellschaft Potsdam
GBR Hamburg-Steindamm
GbR Liegenschaft Hainstrasse
GbR Rahmhofstrasse
GEB Gesellschaft fur Gewerbebauten mbH
Gebler Agencies Ltd.
Gebrema Beheer B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Gecla B.V.                                               ING Prena B.V.                                                      100.00
Geco Holding B.V.                                        ING Prena B.V.                                                      100.00
Gefinac sa                                               RVS verzekeringen N.V.                                              100.00
Gehespitz-Burohaus Verwaltungs-GmbH                      BHF 1. Grundbesitz GmbH                                              98.23
Gelderse Poort B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Gele Poort B.V.                                          Westland/Utrecht Leasing B.V.                                       100.00
Gelida B.V.                                              Trust Maatschappij ING Bank B.V.                                    100.00
GENERAL AGENCY & TRUST LIMITED                           Ravensbourne Registration Services Limited                           98.00
Georgia US Capital inc.                                  ING America Life Corporation                                        100.00
German Equity Partners B.V.                              BHF Finance (Nederlands) B.V.                                        30.29
Gestion Mobiliere Internationale S.A.                    Credit Europeen Luxembourg S.A.                                      80.06
GfA-Gesellschaft fur Anwendungssoftware mbH              Deutsche Hypothekenbank (Aktien-Gesellschaft)                        26.71
Giftware, Inc                                            BHF Structured Finance Corp.                                         78.00
GIL 1997 (Windkracht) B.V.                               Groen Lease B.V.                                                    100.00
Gil Bravo '01 B.V.                                       ING Lease (Nederland) B.V.                                          100.00
GIL Bravo '96 B.V.                                       ING Lease (Nederland) B.V.                                          100.00
Glenelg  B.V.                                            ING Prena B.V.                                                      100.00
GLO Investments Ltd.                                     Equisure Financial Network, Inc.                                    100.00
Global Distribution Services The Netherlands B.V.        ING Prena B.V.                                                      100.00
GNI Global Financials Fund Ireland Plc.                  ?                                                                        -
Godfrey & Jolin Ltd.                                     Equisure Financial Network, Inc.                                    100.00
Golden American Life Insurance Company                   Equitable of Iowa Companies, Inc.                                   100.00
Goldmaster B.V.                                          ING Prena B.V.                                                      100.00
Gothia Estate II B.V.                                    CW Lease Nederland BV                                               100.00
Graf Stolberg Zingst Grundstucksgesellschaft GbR         BHF Immobilien-GmbH                                                  38.83
Grand Bonus B.V.                                         ING Prena B.V.                                                      100.00
Graphic Lease B.V.                                       ING Lease (Nederland) B.V.                                          100.00
Greenlease s.a.                                          CEL Data Services s.a.                                              100.00
Gregoire Begin Brunet et Associes inc.                   Page Matteau et associes inc.                                       100.00
Grejama B.V.                                             ING Lease (Nederland) B.V.                                          100.00
Greuters Onroerend Goed Maatschappij B.V.                ING Prena B.V.                                                      100.00
Grijze Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Grisaldo B.V.                                            ING Prena B.V.                                                      100.00
Groen Lease B.V.                                         ING Lease (Nederland) B.V.                                          100.00
Grondpoort I B.V.                                        ING Vastgoed Ontwikkeling B.V.                                      100.00
Grondpoort II B.V.                                       ING Vastgoed Ontwikkeling B.V.                                      100.00
Grondpoort IV B.V.                                       ING Vastgoed Ontwikkeling B.V.                                      100.00
Groninger Poort B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
Groningsche Hypotheekbank N.V.                           Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.           100.00
Grote Markt Staete B.V.                                  BOZ B.V.                                                             54.69
Guaranteed Mortgage Securities B.V.                      ING Bank N.V.                                                       100.00
Guernsey International Fund Managers Limited             Baring Private Asset Management Ltd.                                100.00
H. van Duinen Beheer B.V.                                ING Prena B.V.                                                      100.00
H. van Veeren B.V.                                       Nationale-Nederlanden Schadeverzekering Maatschappij N.V.           100.00
H.G. van der Most Beheer B.V.                            ING Prena B.V.                                                       67.62
H.I. Rent B.V.                                           HI Funding B.V.                                                     100.00
H.J.M. Insurance Brokers (Ontario) Inc.                  Equisure Insurance Services Ltd.                                     50.00
H.Q.E. Trust B.V.                                        Management Services ING Bank B.V.                                   100.00
Hadezil B.V.                                             ING Lease (Nederland) B.V.                                          100.00
Hagendoorn Assurantien B.V.                              Belhaska XI B.V.                                                    100.00
Hamgia Beheer B.V.                                       ING Bank N.V.                                                       100.00
Handamar Corporation                                     Handamar N.V.                                                       100.00
Handamar N.V.                                            Bank Mendes Gans N.V.                                               100.00
Handelsonderneming E. Spee B.V.                          ING Prena B.V.                                                      100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Gecla B.V.
Geco Holding B.V.
Gefinac sa
Gehespitz-Burohaus Verwaltungs-GmbH
Gelderse Poort B.V.
Gele Poort B.V.
Gelida B.V.
GENERAL AGENCY & TRUST LIMITED
Georgia US Capital inc.
German Equity Partners B.V.
Gestion Mobiliere Internationale S.A.
GfA-Gesellschaft fur Anwendungssoftware mbH
Giftware, Inc
GIL 1997 (Windkracht) B.V.
Gil Bravo '01 B.V.
GIL Bravo '96 B.V.
Glenelg  B.V.
GLO Investments Ltd.
Global Distribution Services The Netherlands B.V.
GNI Global Financials Fund Ireland Plc.
Godfrey & Jolin Ltd.
Golden American Life Insurance Company
Goldmaster B.V.
Gothia Estate II B.V.
Graf Stolberg Zingst Grundstucksgesellschaft GbR
Grand Bonus B.V.
Graphic Lease B.V.
Greenlease s.a.
Gregoire Begin Brunet et Associes inc.
Grejama B.V.
Greuters Onroerend Goed Maatschappij B.V.
Grijze Poort B.V.
Grisaldo B.V.
Groen Lease B.V.
Grondpoort I B.V.
Grondpoort II B.V.
Grondpoort IV B.V.
Groninger Poort B.V.
Groningsche Hypotheekbank N.V.
Grote Markt Staete B.V.
Guaranteed Mortgage Securities B.V.
Guernsey International Fund Managers Limited
H. van Duinen Beheer B.V.
H. van Veeren B.V.
H.G. van der Most Beheer B.V.
H.I. Rent B.V.
H.J.M. Insurance Brokers (Ontario) Inc.
H.Q.E. Trust B.V.
Hadezil B.V.
Hagendoorn Assurantien B.V.
Hamgia Beheer B.V.
Handamar Corporation
Handamar N.V.
Handelsonderneming E. Spee B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Gecla B.V.
Geco Holding B.V.
Gefinac sa
Gehespitz-Burohaus Verwaltungs-GmbH
Gelderse Poort B.V.
Gele Poort B.V.
Gelida B.V.
GENERAL AGENCY & TRUST LIMITED
Georgia US Capital inc.
German Equity Partners B.V.
Gestion Mobiliere Internationale S.A.
GfA-Gesellschaft fur Anwendungssoftware mbH
Giftware, Inc
GIL 1997 (Windkracht) B.V.
Gil Bravo '01 B.V.
GIL Bravo '96 B.V.
Glenelg  B.V.
GLO Investments Ltd.
Global Distribution Services The Netherlands B.V.
GNI Global Financials Fund Ireland Plc.
Godfrey & Jolin Ltd.
Golden American Life Insurance Company
Goldmaster B.V.
Gothia Estate II B.V.
Graf Stolberg Zingst Grundstucksgesellschaft GbR
Grand Bonus B.V.
Graphic Lease B.V.
Greenlease s.a.
Gregoire Begin Brunet et Associes inc.
Grejama B.V.
Greuters Onroerend Goed Maatschappij B.V.
Grijze Poort B.V.
Grisaldo B.V.
Groen Lease B.V.
Grondpoort I B.V.
Grondpoort II B.V.
Grondpoort IV B.V.
Groninger Poort B.V.
Groningsche Hypotheekbank N.V.
Grote Markt Staete B.V.
Guaranteed Mortgage Securities B.V.
Guernsey International Fund Managers Limited
H. van Duinen Beheer B.V.
H. van Veeren B.V.
H.G. van der Most Beheer B.V.
H.I. Rent B.V.
H.J.M. Insurance Brokers (Ontario) Inc.
H.Q.E. Trust B.V.
Hadezil B.V.
Hagendoorn Assurantien B.V.
Hamgia Beheer B.V.
Handamar Corporation
Handamar N.V.
Handelsonderneming E. Spee B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Handex B.V.                                              ING Prena B.V.                                                      100.00
Handlowy - Heller sa                                     NMB-Heller Holding N.V.                                              50.00
Hanel B.V.                                               ING Prena B.V.                                                      100.00
Harding Hall & Graburne Insurance Inc.                   Equisure Financial Network, Inc.                                    100.00
Harrison & Associes Assurance Inc.                       Equisure Financial Network, Inc.                                    100.00
Harvidio B.V.                                            ING Groep N.V.                                                      100.00
Hazo Immobilia B.V.                                      JUZA Onroerend Goed B.V.                                            100.00
Healey Insurance Consultants Ltd.                        Equisure Financial Network, Inc.                                    100.00
Heine Administration Services Pty Ltd                    Heine Management Pty Limited                                        100.00
Heine Asset Management Pty Limited                       Heine Management Pty Limited                                        100.00
Heine Computer Services Pty Ltd                          Heine Management Pty Limited                                        100.00
Heine Funds Management Pty Ltd                           Heine Management Pty Limited                                        100.00
Heine Management Pty Limited                             NNA Pty Limited                                                     100.00
Heine Mortgage Administration Pty Ltd                    Heine Mortgage Management Pty Ltd                                   100.00
Heine Mortgage Management Pty Ltd                        Heine Management Pty Limited                                        100.00
Heine Property Management Pty Ltd                        Heine Management Pty Limited                                        100.00
Heitkamp & Spit Assurantien B.V.                         B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Heller Bank A.G.                                         Heller GmbH                                                         100.00
Heller Finanz GmbH                                       Heller GmbH                                                         100.00
Heller GmbH                                              NMB-Heller Holding N.V.                                             100.00
Helo Immobilia B.V.                                      Westland/Utrecht Leasing B.V.                                       100.00
Henry F. Holding B.V.                                    Trust Maatschappij ING Bank B.V.                                    100.00
Hercules Beheer B.V.                                     BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Het Dijkhuis B.V.                                        De Springelberg B.V.                                                100.00
HI Funding B.V.                                          ING Lease (Nederland) B.V.                                          100.00
HIL 2000 B.V.                                            ING Lease (Nederland) B.V.                                          100.00
Hilschip B.V.                                            ING Prena B.V.                                                      100.00
Hipotecaria  Comercial America                           ING Seguros Commercial America                                       99.84
Hoftoren Vastgoed B.V.                                   Hoftoren Vastgoed Holding B.V.                                      100.00
Hoftoren Vastgoed Grond B.V.                             Hoftoren Vastgoed Holding B.V.                                      100.00
Hoftoren Vastgoed Holding B.V.                           ING Vastgoed Ontwikkeling B.V.                                      100.00
Hoge Erasmus V.O.F.                                      Maas Erasmus B.V.                                                    50.00
Hogebo B.V.                                              ING Prena B.V.                                                      100.00
Holding J.W.G. Huijbregts B.V.                           ING Prena B.V.                                                      100.00
Holding Schildersbedrijf West-Friesland B.V.             ING Prena B.V.                                                      100.00
Holding Schuiling B.V.                                   ING Prena B.V.                                                       94.00
Holendrecht Gemeenschappelijk Beheer B.V.                Westland/Utrecht Leasing B.V.                                       100.00
Holendrecht Parking B.V.                                 Westland/Utrecht Leasing B.V.                                       100.00
Hollandsche Hypotheekbank N.V.                           Nationale Hypotheekbank N.V.                                        100.00
Hollandse Poort B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
Hondero B.V.                                             ING Prena B.V.                                                      100.00
Honesto B.V.                                             ING Prena B.V.                                                      100.00
Hoogoorddreef I B.V.                                     BOZ B.V.                                                            100.00
Hope B.V.                                                Oostermij B.V.                                                      100.00
Hospitalet                                               MBO LaFarga S.A.                                                     49.90
Houdstermaatschappij Pfennings-Noten B.V.                ING Prena B.V.                                                      100.00
Humada B.V.                                              ING Prena B.V.                                                      100.00
Hypothecair Belang Gaasperdam I N.V.                     Westland/Utrecht Hypotheekbank N.V.                                 100.00
Hypotheekbank Maatschappij voor Hypothecaire
 Crediet N.V.                                            Westlandsche Hypotheek N.V.                                         100.00
Hypotheekbank voor Nederland II N.V.                     Algemeene Waarborgmaatschappij N.V.                                 100.00
Hypotheekbank voor Nederland N.V.                        Algemeene Waarborgmaatschappij N.V.                                 100.00
IB Holdings LLC                                          ReliaStar Financial Coporation                                      100.00
Ibing C.V.                                               MBO Vastgoed Lease B.V.                                             100.00
IBIV Beteiligungs GmbH                                   Industrie-Beteiligungs-Gesellschaft mbH                              37.50

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Handex B.V.
Handlowy - Heller sa
Hanel B.V.
Harding Hall & Graburne Insurance Inc.
Harrison & Associes Assurance Inc.
Harvidio B.V.
Hazo Immobilia B.V.
Healey Insurance Consultants Ltd.
Heine Administration Services Pty Ltd
Heine Asset Management Pty Limited
Heine Computer Services Pty Ltd
Heine Funds Management Pty Ltd
Heine Management Pty Limited
Heine Mortgage Administration Pty Ltd
Heine Mortgage Management Pty Ltd
Heine Property Management Pty Ltd
Heitkamp & Spit Assurantien B.V.
Heller Bank A.G.
Heller Finanz GmbH
Heller GmbH
Helo Immobilia B.V.
Henry F. Holding B.V.
Hercules Beheer B.V.
Het Dijkhuis B.V.
HI Funding B.V.
HIL 2000 B.V.
Hilschip B.V.
Hipotecaria  Comercial America
Hoftoren Vastgoed B.V.
Hoftoren Vastgoed Grond B.V.
Hoftoren Vastgoed Holding B.V.
Hoge Erasmus V.O.F.
Hogebo B.V.
Holding J.W.G. Huijbregts B.V.
Holding Schildersbedrijf West-Friesland B.V.
Holding Schuiling B.V.
Holendrecht Gemeenschappelijk Beheer B.V.
Holendrecht Parking B.V.
Hollandsche Hypotheekbank N.V.
Hollandse Poort B.V.
Hondero B.V.
Honesto B.V.
Hoogoorddreef I B.V.
Hope B.V.
Hospitalet
Houdstermaatschappij Pfennings-Noten B.V.
Humada B.V.
Hypothecair Belang Gaasperdam I N.V.
Hypotheekbank Maatschappij voor Hypothecaire
 Crediet N.V.
Hypotheekbank voor Nederland II N.V.
Hypotheekbank voor Nederland N.V.
IB Holdings LLC
Ibing C.V.
IBIV Beteiligungs GmbH

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Handex B.V.
Handlowy - Heller sa
Hanel B.V.
Harding Hall & Graburne Insurance Inc.
Harrison & Associes Assurance Inc.
Harvidio B.V.
Hazo Immobilia B.V.
Healey Insurance Consultants Ltd.
Heine Administration Services Pty Ltd
Heine Asset Management Pty Limited
Heine Computer Services Pty Ltd
Heine Funds Management Pty Ltd
Heine Management Pty Limited
Heine Mortgage Administration Pty Ltd
Heine Mortgage Management Pty Ltd
Heine Property Management Pty Ltd
Heitkamp & Spit Assurantien B.V.
Heller Bank A.G.
Heller Finanz GmbH
Heller GmbH
Helo Immobilia B.V.
Henry F. Holding B.V.
Hercules Beheer B.V.
Het Dijkhuis B.V.
HI Funding B.V.
HIL 2000 B.V.
Hilschip B.V.
Hipotecaria  Comercial America
Hoftoren Vastgoed B.V.
Hoftoren Vastgoed Grond B.V.
Hoftoren Vastgoed Holding B.V.
Hoge Erasmus V.O.F.
Hogebo B.V.
Holding J.W.G. Huijbregts B.V.
Holding Schildersbedrijf West-Friesland B.V.
Holding Schuiling B.V.
Holendrecht Gemeenschappelijk Beheer B.V.
Holendrecht Parking B.V.
Hollandsche Hypotheekbank N.V.
Hollandse Poort B.V.
Hondero B.V.
Honesto B.V.
Hoogoorddreef I B.V.
Hope B.V.
Hospitalet
Houdstermaatschappij Pfennings-Noten B.V.
Humada B.V.
Hypothecair Belang Gaasperdam I N.V.
Hypotheekbank Maatschappij voor Hypothecaire
 Crediet N.V.
Hypotheekbank voor Nederland II N.V.
Hypotheekbank voor Nederland N.V.
IB Holdings LLC
Ibing C.V.
IBIV Beteiligungs GmbH

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Idaval s.a.                                              Codepec S.A.                                                        100.00
Idrax Holding Ltd.                                       Banque Bruxelles Lambert S.A.                                       100.00
Iena Vastgoed B.V.                                       BOZ B.V.                                                            100.00
Iepe Poort B.V.                                          Westland/Utrecht Leasing B.V.                                       100.00
IFG Advisory, Inc.                                       Investors Financial Group, Inc.                                     100.00
IFG Agency of Ohio, Inc.                                 IFG Insurance Services, Inc.                                        100.00
IFG Agency, Inc.                                         Investors Financial Group, Inc.                                     100.00
IFG Brokerage Corp.                                      Investors Financial Group, Inc.                                     100.00
IFG Insurance Agency of Massachusetts, Inc.              IFG Agency, Inc.                                                    100.00
IFG Insurance Agency of Oklahoma, Inc.                   IFG Agency, Inc.                                                    100.00
IFG Insurance Agency of Texas, Inc.                      IFG Agency, Inc.                                                    100.00
IFG Insurance Services of Alabama, Inc.                  IFG Agency, Inc.                                                    100.00
IFG Insurance Services, Inc.                             Investors Financial Group, Inc.                                     100.00
IFG Network, Inc.                                        Investors Financial Group, Inc.                                     100.00
IFG Services, LLC                                        Investors Financial Group, Inc.                                     100.00
IFSC Beteiligungsgesellschaft GmbH                       ING Lease Deutschland GmbH                                          100.00
IJburg Tjalk B.V.                                        ING Vastgoed Ontwikkeling B.V.                                       50.00
Imbricata B.V.                                           ING Prena B.V.                                                      100.00
Immo "De Hertoghe" N.V.                                  Fiducre SA                                                           20.00
Immo Globe s.a.                                          Banque Bruxelles Lambert S.A.                                       100.00
Immo Management Services s.a.                            ING Real Estate Asset Management Europe B.V.                         99.00
Immo Property Den Bosch B.V.                             Immo Property Nederland B.V.                                        100.00
Immo Property International B.V.                         Cofiton II B.V.                                                     100.00
Immo Property Nederland B.V.                             Cofiton II B.V.                                                     100.00
Immo Property Tripolis B B.V.                            ING Vastgoed Belegging B.V.                                         100.00
Immo Property Zwolle B.V.                                ING Bank Vastgoed Management B.V.                                   100.00
Immobililere du Carre S.A.                               Immocarmes  s.a.                                                    100.00
Immocarmes  s.a.                                         Banque Bruxelles Lambert S.A.                                       100.00
Immogerance S.A.R.L.                                     ING Real Estate Asset Management Europe B.V.                         98.00
Immoklaar S.A.                                           Caisse Privee Banque N.V.                                            84.65
Immomanda s.a.                                           Banque Bruxelles Lambert S.A.                                       100.00
Imocumpre                                                ?
Impercia B.V.                                            ING Prena B.V.                                                      100.00
Incassobureau Fiditon B.V.                               InterAdvies N.V.                                                    100.00
Indonea B.V.                                             ING Prena B.V.                                                      100.00
Industrie-Beteiligungs-Gesellschaft mbH                  ING-BHF Bank AG                                                      98.23
Industry Retirement Limited                              Armstrong Jones Life Assurance Limited                              100.00
Info- und Beratungsunternehmen GmbH                      Heller GmbH                                                         100.00
ING (Antilles) portfolio management N.V.                 Ingress N.V.                                                        100.00
ING (International) Limited                              ING UK (Financial Services) Limited                                 100.00
ING (London) Limited                                     Baring Brothers Limited                                             100.00
ING (NZ) Ltd                                             Pacific Mutual Australia Limited                                    100.00
ING (U.S.) Capital Financial Holdings LLC                ING (U.S.) Financial Holdings Corporation                           100.00
ING (U.S.) Capital LLC                                   ING (U.S.) Capital Financial Holdings LLC                           100.00
ING (U.S.) Financial Holdings Corporation                ING Bank N.V.                                                       100.00
ING (U.S.) Financial Services Corporation                ING (U.S.) Financial Holdings Corporation                           100.00
ING (U.S.) Funding Corporation                           ING Bank N.V.                                                       100.00
ING (U.S.) Investment Corporation                        ING (U.S.) Capital LLC                                              100.00
ING (U.S.) Real Estate Investors, inc                    ING Baring (U.S.) Capital LLC                                       100.00
ING Administration Pty Ltd                               ING Life Australia Holdings PTY Limited                             100.00
ING AE Chile Holdings I B.V.                             ING International Insurance Holdings, Inc.                          100.00
ING AE Chile Holdings II B.V.
ING Afore Bital SA de CV                                 ING America Insurance Holdings, Inc.                                100.00
ING Agaathbank I B.V.                                    ING Bank N.V.                                                       100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Idaval s.a.
Idrax Holding Ltd.
Iena Vastgoed B.V.
Iepe Poort B.V.
IFG Advisory, Inc.
IFG Agency of Ohio, Inc.
IFG Agency, Inc.
IFG Brokerage Corp.
IFG Insurance Agency of Massachusetts, Inc.
IFG Insurance Agency of Oklahoma, Inc.
IFG Insurance Agency of Texas, Inc.
IFG Insurance Services of Alabama, Inc.
IFG Insurance Services, Inc.
IFG Network, Inc.
IFG Services, LLC
IFSC Beteiligungsgesellschaft GmbH
IJburg Tjalk B.V.                                        ING Vastgoed B B.V.                50.00
Imbricata B.V.
Immo "De Hertoghe" N.V.                                  De Vaderlandsche N.V.              80.00
Immo Globe s.a.
Immo Management Services s.a.                            Arnhem Staete B.V.                  1.00
Immo Property Den Bosch B.V.
Immo Property International B.V.
Immo Property Nederland B.V.
Immo Property Tripolis B B.V.
Immo Property Zwolle B.V.
Immobililere du Carre S.A.
Immocarmes  s.a.
Immogerance S.A.R.L.                                     ING Vastgoed B.V.                   2.00
Immoklaar S.A.
Immomanda s.a.
Imocumpre
Impercia B.V.
Incassobureau Fiditon B.V.
Indonea B.V.
Industrie-Beteiligungs-Gesellschaft mbH
Industry Retirement Limited
Info- und Beratungsunternehmen GmbH
ING (Antilles) portfolio management N.V.
ING (International) Limited
ING (London) Limited
ING (NZ) Ltd
ING (U.S.) Capital Financial Holdings LLC
ING (U.S.) Capital LLC
ING (U.S.) Financial Holdings Corporation
ING (U.S.) Financial Services Corporation
ING (U.S.) Funding Corporation
ING (U.S.) Investment Corporation
ING (U.S.) Real Estate Investors, inc
ING Administration Pty Ltd
ING AE Chile Holdings I B.V.
ING AE Chile Holdings II B.V.
ING Afore Bital SA de CV
ING Agaathbank I B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Idaval s.a.
Idrax Holding Ltd.
Iena Vastgoed B.V.
Iepe Poort B.V.
IFG Advisory, Inc.
IFG Agency of Ohio, Inc.
IFG Agency, Inc.
IFG Brokerage Corp.
IFG Insurance Agency of Massachusetts, Inc.
IFG Insurance Agency of Oklahoma, Inc.
IFG Insurance Agency of Texas, Inc.
IFG Insurance Services of Alabama, Inc.
IFG Insurance Services, Inc.
IFG Network, Inc.
IFG Services, LLC
IFSC Beteiligungsgesellschaft GmbH
IJburg Tjalk B.V.
Imbricata B.V.
Immo "De Hertoghe" N.V.
Immo Globe s.a.
Immo Management Services s.a.
Immo Property Den Bosch B.V.
Immo Property International B.V.
Immo Property Nederland B.V.
Immo Property Tripolis B B.V.
Immo Property Zwolle B.V.
Immobililere du Carre S.A.
Immocarmes  s.a.
Immogerance S.A.R.L.
Immoklaar S.A.
Immomanda s.a.
Imocumpre
Impercia B.V.
Incassobureau Fiditon B.V.
Indonea B.V.
Industrie-Beteiligungs-Gesellschaft mbH
Industry Retirement Limited
Info- und Beratungsunternehmen GmbH
ING (Antilles) portfolio management N.V.
ING (International) Limited
ING (London) Limited
ING (NZ) Ltd
ING (U.S.) Capital Financial Holdings LLC
ING (U.S.) Capital LLC
ING (U.S.) Financial Holdings Corporation
ING (U.S.) Financial Services Corporation
ING (U.S.) Funding Corporation
ING (U.S.) Investment Corporation
ING (U.S.) Real Estate Investors, inc
ING Administration Pty Ltd
ING AE Chile Holdings I B.V.
ING AE Chile Holdings II B.V.
ING Afore Bital SA de CV
ING Agaathbank I B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Agaathbank II B.V.                                   ING Bank N.V.                                                       100.00
ING Agaathbank III B.V.                                  ING Bank N.V.                                                       100.00
ING Agaathbank IV B.V.                                   ING Bank N.V.                                                       100.00
ING Agaathbank V  B.V.                                   ING Bank N.V.                                                       100.00
ING Agenzia Assicurativa S.p.A                           ING Sviluppo Finanziaria S.p.A.                                     100.00
ING Aircraft Lease B.V.                                  ING Lease Holding N.V.                                              100.00
ING AM Insurance Companies B.V.                          ING Investment Management (Europe) B.V.                             100.00
ING AM Interfinance Services B.V.                        ING Investment Management (Europe) B.V.                             100.00
ING America Insurance Holdings, Inc.                     ING Insurance International B.V.                                    100.00
ING America Life Corporation                             ING America Insurance Holdings, Inc.                                100.00
ING Asia Holdings B.V.                                   ING Insurance International B.V.                                    100.00
ING Asia/Pacific Limited                                 ING Insurance International B.V.                                     99.00
ING Asset Finance Belgium S.A.                           ING Lease Belgium S.A.                                              100.00
ING Asset Management Holdings B.V.                       ING Bank N.V.                                                       100.00
ING Australia Holdings Ltd.                              ING Insurance International B.V.                                    100.00
ING Australia Limited                                    ING Australia Holdings Ltd.                                          51.00
ING Bank (Australia) Limited                             ING Bank N.V.                                                       100.00
ING Bank (Hungary) Rt.                                   ING Bank N.V.                                                       100.00
ING Bank (Luxembourg) S.A.                               ING Verwaltung (Deutschland) Gmbh A.G.                              100.00
ING Bank (Mexico), S.A.                                  ING Baring Grupo Financiero (Mexico) S.A. de C.V.                   100.00
ING Bank (Schweiz) A.G.                                  ING Bank N.V.                                                       100.00
ING Bank (Uruguay) S.A.                                  ING Bank N.V.                                                       100.00
ING Bank Biotechnologie Fonds N.V.                       ?                                                                        -
ING Bank CommunicatieTechnologie Fonds N.V.              ?                                                                        -
ING Bank Corporate Investments B.V.                      ING Bank N.V.                                                       100.00
ING Bank Dutch Fund N.V.                                 ?                                                                        -
ING Bank Dutch Services Fund N.V.                        ?                                                                        -
ING Bank Duurzaam Rendement Fonds N.V.                   ?                                                                        -
ING Bank Emerging Eastern Fund N.V.                      ?                                                                        -
ING Bank Euro Obligatie Fonds N.V.                       ?                                                                        -
ING Bank Europe Fund N.V.                                ?                                                                        -
ING Bank European Small Caps Fund N.V.                   ?                                                                        -
ING Bank Farmacie Fonds N.V.                             ?                                                                        -
ING Bank Financials Fund N.V.                            ?                                                                        -
ING Bank Fondsen Beheer B.V.                             ING Bank N.V.                                                       100.00
ING Bank Geldmarkt Fonds N.V.                            ?                                                                        -
ING Bank Global Custody UK Nominees Limited              ING Bank N.V.                                                       100.00
ING Bank Global Fund N.V.                                ?                                                                        -
ING Bank Holdinvest N.V.                                 ING Bank N.V.                                                       100.00
ING Bank Hoog Dividend Aandelen Fonds N.V.               ?                                                                        -
ING Bank Hypotheken N.V.                                 Utrechtse Hypotheekbank N.V.                                        100.00
ING Bank I.T. Fund N.V.                                  ?                                                                        -
ING Bank Internet Fund N.V.                              ?                                                                        -
ING Bank Japan Fund N.V.                                 ?                                                                        -
ING Bank Mezzaninefonds B.V.                             ING Bank Corporate Investments B.V.                                 100.00
ING Bank North America Fund N.V.                         ?                                                                        -
ING Bank Obligatie Fonds N.V.                            ?                                                                        -
ING Bank of Canada                                       ING Bank N.V.                                                       100.00
ING Bank Onroerend Goed Aandelen Fonds N.V.              ?                                                                        -
ING Bank Participatie PPM B.V.                           ING Bank Corporate Investments B.V.                                 100.00
ING Bank Rentegroei Fonds N.V.                           ?                                                                        -
ING Bank Spaardividend Fonds Beheer B.V.                 ING Bank N.V.                                                       100.00
ING Bank Vastgoed Management B.V.                        ING Private Banking Beheer B.V.                                     100.00
ING Bank Verre Oosten Fonds N.V.                         ?                                                                        -

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Agaathbank II B.V.
ING Agaathbank III B.V.
ING Agaathbank IV B.V.
ING Agaathbank V  B.V.
ING Agenzia Assicurativa S.p.A
ING Aircraft Lease B.V.
ING AM Insurance Companies B.V.
ING AM Interfinance Services B.V.
ING America Insurance Holdings, Inc.
ING America Life Corporation
ING Asia Holdings B.V.
ING Asia/Pacific Limited                                 Nationale-Nederlanden Intertrust
                                                          B.V.                               1.00
ING Asset Finance Belgium S.A.
ING Asset Management Holdings B.V.
ING Australia Holdings Ltd.
ING Australia Limited
ING Bank (Australia) Limited
ING Bank (Hungary) Rt.
ING Bank (Luxembourg) S.A.
ING Bank (Mexico), S.A.
ING Bank (Schweiz) A.G.
ING Bank (Uruguay) S.A.
ING Bank Biotechnologie Fonds N.V.
ING Bank CommunicatieTechnologie Fonds N.V.
ING Bank Corporate Investments B.V.
ING Bank Dutch Fund N.V.
ING Bank Dutch Services Fund N.V.
ING Bank Duurzaam Rendement Fonds N.V.
ING Bank Emerging Eastern Fund N.V.
ING Bank Euro Obligatie Fonds N.V.
ING Bank Europe Fund N.V.
ING Bank European Small Caps Fund N.V.
ING Bank Farmacie Fonds N.V.
ING Bank Financials Fund N.V.
ING Bank Fondsen Beheer B.V.
ING Bank Geldmarkt Fonds N.V.
ING Bank Global Custody UK Nominees Limited
ING Bank Global Fund N.V.
ING Bank Holdinvest N.V.
ING Bank Hoog Dividend Aandelen Fonds N.V.
ING Bank Hypotheken N.V.
ING Bank I.T. Fund N.V.
ING Bank Internet Fund N.V.
ING Bank Japan Fund N.V.
ING Bank Mezzaninefonds B.V.
ING Bank North America Fund N.V.
ING Bank Obligatie Fonds N.V.
ING Bank of Canada
ING Bank Onroerend Goed Aandelen Fonds N.V.
ING Bank Participatie PPM B.V.
ING Bank Rentegroei Fonds N.V.
ING Bank Spaardividend Fonds Beheer B.V.
ING Bank Vastgoed Management B.V.
ING Bank Verre Oosten Fonds N.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Agaathbank II B.V.
ING Agaathbank III B.V.
ING Agaathbank IV B.V.
ING Agaathbank V  B.V.
ING Agenzia Assicurativa S.p.A
ING Aircraft Lease B.V.
ING AM Insurance Companies B.V.
ING AM Interfinance Services B.V.
ING America Insurance Holdings, Inc.
ING America Life Corporation
ING Asia Holdings B.V.
ING Asia/Pacific Limited
ING Asset Finance Belgium S.A.
ING Asset Management Holdings B.V.
ING Australia Holdings Ltd.
ING Australia Limited
ING Bank (Australia) Limited
ING Bank (Hungary) Rt.
ING Bank (Luxembourg) S.A.
ING Bank (Mexico), S.A.
ING Bank (Schweiz) A.G.
ING Bank (Uruguay) S.A.
ING Bank Biotechnologie Fonds N.V.
ING Bank CommunicatieTechnologie Fonds N.V.
ING Bank Corporate Investments B.V.
ING Bank Dutch Fund N.V.
ING Bank Dutch Services Fund N.V.
ING Bank Duurzaam Rendement Fonds N.V.
ING Bank Emerging Eastern Fund N.V.
ING Bank Euro Obligatie Fonds N.V.
ING Bank Europe Fund N.V.
ING Bank European Small Caps Fund N.V.
ING Bank Farmacie Fonds N.V.
ING Bank Financials Fund N.V.
ING Bank Fondsen Beheer B.V.
ING Bank Geldmarkt Fonds N.V.
ING Bank Global Custody UK Nominees Limited
ING Bank Global Fund N.V.
ING Bank Holdinvest N.V.
ING Bank Hoog Dividend Aandelen Fonds N.V.
ING Bank Hypotheken N.V.
ING Bank I.T. Fund N.V.
ING Bank Internet Fund N.V.
ING Bank Japan Fund N.V.
ING Bank Mezzaninefonds B.V.
ING Bank North America Fund N.V.
ING Bank Obligatie Fonds N.V.
ING Bank of Canada
ING Bank Onroerend Goed Aandelen Fonds N.V.
ING Bank Participatie PPM B.V.
ING Bank Rentegroei Fonds N.V.
ING Bank Spaardividend Fonds Beheer B.V.
ING Bank Vastgoed Management B.V.
ING Bank Verre Oosten Fonds N.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Baring (Mexico), S.A. de C.V.                        ING Baring Grupo Financiero (Mexico) S.A. de C.V.                    100.00
ING Baring (U.S.) Financial Holdings LLC                 ING (U.S.) Financial Holdings Corporation                            100.00
ING Baring Chile Limitada                                ING (International) Limited                                          100.00
ING Baring Far East Nominees Limited                     ING Securities Ltd                                                   100.00
ING Baring Futures & Options (U.K.) Trustee Limited      ING BARING FUTURES & OPTIONS (U.K.) LIMITED                          100.00
ING Baring Holding Services Limited                      ING UK Holdings Limited                                              100.00
ING Baring Institutional & Government Advisory Services
 B.V.                                                    ING Bank N.V.                                                        100.00
ING Baring International Advisers Limited                ING (International) Limited                                           48.60
ING Baring International Pte Ltd.                        ING (International) Limited                                          100.00
ING Baring Japan Services Limited                        ING Baring Holding Nederland B.V.                                    100.00
ING Baring Nominees (Singapore) Pte Ltd.                 ING Baring Securities (Singapore) Pte Ltd                            100.00
ING Baring Securities (Andean Pact) Ltda.                ING Corporacion Financiera ING S.A.                                   77.29
ING Baring Securities Pakistan (Private) Limited         ING (International) Limited                                           51.00
ING Baring Services (Eastern Europe) Limited             Baring Brothers Limited                                              100.00
ING Baring Services Limited                              Baring Brothers Limited                                              100.00
ING Barings (Espana) S.A.                                ING UK Corporate Finance Holdings Limited                            100.00
ING Barings France S.A.                                  ING UK Corporate Finance Holdings Limited                            100.00
ING Barings India Private Limited                        Barings Mauritius Limited                                             75.00
ING Barings Peru S.A.                                    ING Barings Limited                                                  100.00
ING Barings Private Equity (China) Limited               Baring Private Equity Partners (China) Limited                       100.00
ING Barings Southern Africa Pty Limited                  ING Baring South Africa Limited                                      100.00
ING Beleggingen B.V.                                     ING Bank N.V.                                                        100.00
ING Bewaar Maatschappij I B.V.                           ING Investment Management Holdings N.V.                              100.00
ING Bewaar Maatschappij II B.V.                          ING Investment Management Holdings N.V.                              100.00
ING Bewaar Maatschappij III B.V.                         Nationale Nederlanden Interfinance B.V.                              100.00
ING Bewaar Maatschappij IV B.V.                          ING Investment Management Holdings N.V.                              100.00
ING Bewaar Maatschappij V B.V.                           ING Investment Management Holdings N.V.                              100.00
ING Bewaar Management B.V.                               ING Vastgoed B.V.                                                    100.00
ING BPE (China) Advisors Limited                         Baring Private Equity Partners (China) Limited                       100.00
ING Brokers Network LLC                                  ING America Insurance Holdings, Inc.                                 100.00
ING BSK Investment Funds Corporations S.A.               ING BSK Asset Management S.A.                                        100.00
ING Canada Holdings, inc.                                ING Insurance International B.V.                                     100.00
ING Canada inc.                                          ING Canada Holdings, Inc.                                            100.00
ING Canada P&C inc.                                      ING Canada Inc.                                                      100.00
ING Capital Corporation, LLC                             ReliaStar Financial Corp.                                            100.00
ING Capital Funding I LLC                                ING Groep N.V.                                                       100.00
ING Capital Funding II LLC                               ING Groep N.V.                                                       100.00
ING Capital LLC                                          ING Baring (U.S.) Financial Holdings LLC                             100.00
ING Capital Markets LLC                                  ING Baring (U.S.) Financial Holdings LLC                             100.00
ING Capital Senior Secured High income Fund L.P.         ING Capital Advisors Portfolio Management Corp.                      100.00
ING Car Finance Lease Belgium                            ING Lease Belgium S.A.                                               100.00
ING Cash Management Ltd                                  ING (NZ) Ltd                                                         100.00
ING CHB Security Investments & Trust Company Ltd.        ING Bank N.V.                                                         54.00
ING Clarion Partners Holdings, Inc.                      ING REI Clarion Holding, Inc.                                        100.00
ING Clarion Realty Services Holdings, Inc                ING REI Clarion Holding, Inc.                                        100.00
ING Computer Lease Belgium S.A.                          EMG S.A.                                                              74.99
ING Continental Europe Holdings B.V.                     ING Insurance International B.V.                                     100.00
ING Core Point Associates LLC                            ING Core Point Holdings LLC                                           50.00
ING Core Point Holdings LLC                              ING Furman Selz Asset Management LLC                                 100.00
ING Corporacion Financiera S.A.                          ING Inversiones, Ltda.                                                99.98
ING Corporate Real Estate B.V.                           ING Vastgoed B.V.                                                    100.00
ING Corporate Services Pty Ltd.                          ING Australia Holdings Ltd.                                          100.00
ING CRE Zuiderhof B.V.                                   ING Vastgoed Belegging B.V.                                           98.63
ING Credito Hipotecario S.A.                             ING S.A.                                                             100.00


COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Baring (Mexico), S.A. de C.V.
ING Baring (U.S.) Financial Holdings LLC
ING Baring Chile Limitada
ING Baring Far East Nominees Limited
ING Baring Futures & Options (U.K.) Trustee Limited
ING Baring Holding Services Limited
ING Baring Institutional & Government Advisory Services
 B.V.
ING Baring International Advisers Limited
ING Baring International Pte Ltd.
ING Baring Japan Services Limited
ING Baring Nominees (Singapore) Pte Ltd.
ING Baring Securities (Andean Pact) Ltda.                ING (International Ltd).           22.71
ING Baring Securities Pakistan (Private) Limited
ING Baring Services (Eastern Europe) Limited
ING Baring Services Limited
ING Barings (Espana) S.A.
ING Barings France S.A.
ING Barings India Private Limited
ING Barings Peru S.A.
ING Barings Private Equity (China) Limited
ING Barings Southern Africa Pty Limited
ING Beleggingen B.V.
ING Bewaar Maatschappij I B.V.
ING Bewaar Maatschappij II B.V.
ING Bewaar Maatschappij III B.V.
ING Bewaar Maatschappij IV B.V.
ING Bewaar Maatschappij V B.V.
ING Bewaar Management B.V.
ING BPE (China) Advisors Limited
ING Brokers Network LLC
ING BSK Investment Funds Corporations S.A.
ING Canada Holdings, inc.
ING Canada inc.
ING Canada P&C inc.
ING Capital Corporation, LLC
ING Capital Funding I LLC
ING Capital Funding II LLC
ING Capital LLC
ING Capital Markets LLC
ING Capital Senior Secured High income Fund L.P.
ING Car Finance Lease Belgium
ING Cash Management Ltd
ING CHB Security Investments & Trust Company Ltd.
ING Clarion Partners Holdings, Inc.
ING Clarion Realty Services Holdings, Inc
ING Computer Lease Belgium S.A.
ING Continental Europe Holdings B.V.
ING Core Point Associates LLC
ING Core Point Holdings LLC
ING Corporacion Financiera S.A.
ING Corporate Real Estate B.V.
ING Corporate Services Pty Ltd.
ING CRE Zuiderhof B.V.                                   Corpovea B.V.                       1.37
ING Credito Hipotecario S.A.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Baring (Mexico), S.A. de C.V.
ING Baring (U.S.) Financial Holdings LLC
ING Baring Chile Limitada
ING Baring Far East Nominees Limited
ING Baring Futures & Options (U.K.) Trustee Limited
ING Baring Holding Services Limited
ING Baring Institutional & Government Advisory Services
 B.V.
ING Baring International Advisers Limited
ING Baring International Pte Ltd.
ING Baring Japan Services Limited
ING Baring Nominees (Singapore) Pte Ltd.
ING Baring Securities (Andean Pact) Ltda.
ING Baring Securities Pakistan (Private) Limited
ING Baring Services (Eastern Europe) Limited
ING Baring Services Limited
ING Barings (Espana) S.A.
ING Barings France S.A.
ING Barings India Private Limited
ING Barings Peru S.A.
ING Barings Private Equity (China) Limited
ING Barings Southern Africa Pty Limited
ING Beleggingen B.V.
ING Bewaar Maatschappij I B.V.
ING Bewaar Maatschappij II B.V.
ING Bewaar Maatschappij III B.V.
ING Bewaar Maatschappij IV B.V.
ING Bewaar Maatschappij V B.V.
ING Bewaar Management B.V.
ING BPE (China) Advisors Limited
ING Brokers Network LLC
ING BSK Investment Funds Corporations S.A.
ING Canada Holdings, inc.
ING Canada inc.
ING Canada P&C inc.
ING Capital Corporation, LLC
ING Capital Funding I LLC
ING Capital Funding II LLC
ING Capital LLC
ING Capital Markets LLC
ING Capital Senior Secured High income Fund L.P.
ING Car Finance Lease Belgium
ING Cash Management Ltd
ING CHB Security Investments & Trust Company Ltd.
ING Clarion Partners Holdings, Inc.
ING Clarion Realty Services Holdings, Inc
ING Computer Lease Belgium S.A.
ING Continental Europe Holdings B.V.
ING Core Point Associates LLC
ING Core Point Holdings LLC
ING Corporacion Financiera S.A.
ING Corporate Real Estate B.V.
ING Corporate Services Pty Ltd.
ING CRE Zuiderhof B.V.
ING Credito Hipotecario S.A.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Custodians Pty Limited                               ING Life Limited                                                    100.00
ING Deelnemingen B.V.                                    ING Groep N.V.                                                      100.00
ING Direct N.V.                                          ING Bank N.V.                                                       100.00
ING DUNA INGatlanhasznositc Kft                          ING Bank N.V.                                                       100.00
ING Dutch Office Fund for Developments Beheer Mij. B.V.  ING Vastgoed Asset Management B.V.                                  100.00
ING Dutch Office Fund for Developments Bewaar Mij. B.V.  ING Vastgoed B.V.                                                   100.00
ING Dutch Office Fund Management B.V.                    ING Vastgoed Asset Management B.V.                                  100.00
ING Dutch Office Fund N.V.                               ING Vastgoed Belegging B.V.                                         100.00
ING Dutch Residential Fund for Developments Beheer Mij.
 B.V.                                                    ING Vastgoed Asset Management B.V.                                  100.00
ING Dutch Residential Fund for Developments Bewaar Mij.
 B.V.                                                    ING Vastgoed B.V.                                                   100.00
ING Dutch Residential Fund Management B.V.               ING Vastgoed B.V.                                                   100.00
ING Dutch Residential Fund N.V.                          ING Vastgoed Asset Management B.V.                                  100.00
ING Dutch Retail Fund for Developments Beheer Mij. B.V.  ING Vastgoed Asset Management B.V.                                  100.00
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.  ING Vastgoed B.V.                                                   100.00
ING Dutch Retail Fund Management B.V.                    ING Vastgoed B.V.                                                   100.00
ING Dutch Retail Fund N.V.                               ING Vastgoed Ontwikkeling B.V.                                       80.41
ING Emerging Markets Investors LLC                       ING (U.S.) Capital Investors Holdings, Inc.                         100.00
ING Employee Benefits S.p.A                              ING Sviluppo Finanziaria S.p.A.                                      90.00
ING Employee Benefits Sdn. Bhd                           ING Management Holdings (Malaysia) Sdn. Bhd.                        100.00
ING Empreendimentos e Participacaos Ltda.                ING Bank N.V.                                                       100.00
ING Equipment Lease Belgium S.A                          ING Lease Belgium S.A.                                              100.00
ING Equity Holdings, Inc.                                ING Furman Selz Asset Management LLC                                100.00
ING Equity Partners I, L.P.                              ING Equity Holdings, Inc.                                            99.25
ING Farm Finance (June) Limited                          ING Farm Finance Limited                                            100.00
ING Farm Finance (March) Limited                         ING Farm Finance Limited                                            100.00
ING Farm Finance (September) Limited                     ING Farm Finance Limited                                            100.00
ING Farm Finance Limited                                 ING Lease (UK) Limited                                              100.00
ING Fatum General Insurance N.V.                         ING Fatum Holding N.V.                                              100.00
ING Fatum Health N.V.                                    ING Fatum Holding N.V.                                              100.00
ING Fatum Holding N.V.                                   ING Insurance International B.V.                                    100.00
ING Fatum Life NV                                        Nationale-Nederlanden Levensverzekering Maatschappij N.V.           100.00
ING Finance (Ireland) Ltd.                               ING Bank N.V.                                                       100.00
ING Financial Services International (Asia) Ltd.         Nationale-Nederlanden Intertrust B.V.                                 0.10
ING Finanzberatungs- und Leasing GmbH                    ING Bank N.V.                                                       100.00
ING Forex Corporation                                    ING Bank N.V.                                                       100.00
ING Funds Management Ltd.                                ING Life Australia Holdings PTY Limited                             100.00
ING Funds Service Co., LLC                               ING America Insurance Holdings, Inc.                                100.00
ING Funds Services, Inc.                                 ING Capital Corporation, LLC                                        100.00
ING Futures & Options (U.K.) Limited                     ING Bank N.V.                                                       100.00
ING Global Infrastructure Company B.V.                   ING Support Holding B.V.                                            100.00
ING Groep N.V.                                           -                                                                        -
ING Holdings Empreendimentos Participacao Ltda.          ING Trust (Nederland) B.V.                                           50.00
ING Immobilier Development France S.A.R.L.               ING Real Estate Development International B.V.                      100.00
ING Immobilier Participations France S.A.R.L.            ING Real Estate Development International B.V.                      100.00
ING Immobilier S.A.R.L.                                  ING Real Estate Asset Management Europe B.V.                        100.00
ING Industrial Custodian Pty Ltd                         ING Management Limited                                              100.00
ING Inmuebles S.A.                                       Belart Staete B.V.                                                   10.00
ING Institutional Trust Company                          ING Merger LLC                                                      100.00
ING Insurance Agency, Inc.                               ING Advisors Network, Inc.                                          100.00
ING Insurance Agency, Inc. (Massachusetts)               ING Advisors Network, Inc.                                          100.00
ING Insurance Agency, Inc. (Texas)                       ING Advisors Network, Inc.                                          100.00
ING Insurance Berhad                                     ING Management Holdings (Malaysia) Sdn. Bhd.                        100.00
ING Insurance Company of America                         ING Life Insurance and Annuity Company                              100.00
ING Insurance Company of Canada                          ING Canada P&C Inc.                                                 100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Custodians Pty Limited
ING Deelnemingen B.V.
ING Direct N.V.
ING DUNA INGatlanhasznositc Kft
ING Dutch Office Fund for Developments Beheer Mij. B.V.
ING Dutch Office Fund for Developments Bewaar Mij. B.V.
ING Dutch Office Fund Management B.V.
ING Dutch Office Fund N.V.
ING Dutch Residential Fund for Developments Beheer Mij.
 B.V.
ING Dutch Residential Fund for Developments Bewaar Mij.
 B.V.
ING Dutch Residential Fund Management B.V.
ING Dutch Residential Fund N.V.
ING Dutch Retail Fund for Developments Beheer Mij. B.V.
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.
ING Dutch Retail Fund Management B.V.
ING Dutch Retail Fund N.V.
ING Emerging Markets Investors LLC
ING Employee Benefits S.p.A                              ING Agenzia Assicurativa S.p.A.    10.00
ING Employee Benefits Sdn. Bhd
ING Empreendimentos e Participacaos Ltda.
ING Equipment Lease Belgium S.A
ING Equity Holdings, Inc.
ING Equity Partners I, L.P.
ING Farm Finance (June) Limited
ING Farm Finance (March) Limited
ING Farm Finance (September) Limited
ING Farm Finance Limited
ING Fatum General Insurance N.V.
ING Fatum Health N.V.
ING Fatum Holding N.V.
ING Fatum Life NV
ING Finance (Ireland) Ltd.
ING Financial Services International (Asia) Ltd.         ING Insurance International BV     99.90
ING Finanzberatungs- und Leasing GmbH
ING Forex Corporation
ING Funds Management Ltd.
ING Funds Service Co., LLC
ING Funds Services, Inc.
ING Futures & Options (U.K.) Limited
ING Global Infrastructure Company B.V.
ING Groep N.V.
ING Holdings Empreendimentos Participacao Ltda.
ING Immobilier Development France S.A.R.L.
ING Immobilier Participations France S.A.R.L.
ING Immobilier S.A.R.L.
ING Industrial Custodian Pty Ltd
ING Inmuebles S.A.                                       ING REI Investment Spain B.V.      90.00
ING Institutional Trust Company
ING Insurance Agency, Inc.
ING Insurance Agency, Inc. (Massachusetts)
ING Insurance Agency, Inc. (Texas)
ING Insurance Berhad
ING Insurance Company of America
ING Insurance Company of Canada

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Custodians Pty Limited
ING Deelnemingen B.V.
ING Direct N.V.
ING DUNA INGatlanhasznositc Kft
ING Dutch Office Fund for Developments Beheer Mij. B.V.
ING Dutch Office Fund for Developments Bewaar Mij. B.V.
ING Dutch Office Fund Management B.V.
ING Dutch Office Fund N.V.
ING Dutch Residential Fund for Developments Beheer Mij.
 B.V.
ING Dutch Residential Fund for Developments Bewaar Mij.
 B.V.
ING Dutch Residential Fund Management B.V.
ING Dutch Residential Fund N.V.
ING Dutch Retail Fund for Developments Beheer Mij. B.V.
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.
ING Dutch Retail Fund Management B.V.
ING Dutch Retail Fund N.V.
ING Emerging Markets Investors LLC
ING Employee Benefits S.p.A
ING Employee Benefits Sdn. Bhd
ING Empreendimentos e Participacaos Ltda.
ING Equipment Lease Belgium S.A
ING Equity Holdings, Inc.
ING Equity Partners I, L.P.
ING Farm Finance (June) Limited
ING Farm Finance (March) Limited
ING Farm Finance (September) Limited
ING Farm Finance Limited
ING Fatum General Insurance N.V.
ING Fatum Health N.V.
ING Fatum Holding N.V.
ING Fatum Life NV
ING Finance (Ireland) Ltd.
ING Financial Services International (Asia) Ltd.
ING Finanzberatungs- und Leasing GmbH
ING Forex Corporation
ING Funds Management Ltd.
ING Funds Service Co., LLC
ING Funds Services, Inc.
ING Futures & Options (U.K.) Limited
ING Global Infrastructure Company B.V.
ING Groep N.V.
ING Holdings Empreendimentos Participacao Ltda.
ING Immobilier Development France S.A.R.L.
ING Immobilier Participations France S.A.R.L.
ING Immobilier S.A.R.L.
ING Industrial Custodian Pty Ltd
ING Inmuebles S.A.
ING Institutional Trust Company
ING Insurance Agency, Inc.
ING Insurance Agency, Inc. (Massachusetts)
ING Insurance Agency, Inc. (Texas)
ING Insurance Berhad
ING Insurance Company of America
ING Insurance Company of Canada

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Insurance Consultants (HongKong) Ltd.                ING Insurance International B.V.                                    100.00
ING Insurance International B.V.                         ING Verzekeringen N.V.                                              100.00
ING INSURANCE N.V.                                       ING Continental Europe Holdings B.V.                                100.00
ING Insurance Services (Hong Kong) Limited               ING Bank N.V.                                                       100.00
ING Insurance Services Holding Company, Inc.             ING Retail Holding Company, Inc.                                    100.00
ING Insurance Services of Alabama, Inc.                  ING Insurance Services Holding Company, Inc.                        100.00
ING Insurance Services of Massachusetts, Inc.            ING Insurance Services Holding Company, Inc.                        100.00
ING Insurance Services, Inc.                             ING Insurance Services Holding Company, Inc.                        100.00
ING Interinvest  s.r.o.                                  ING Continental Europe Holdings B.V.                                100.00
ING Intermediate Holdings Limited                        ING UK Holdings Limited                                             100.00
ING International Financial Holdings B.V.                ING Groep N.V.                                                      100.00
ING International Financial Holdings Craft B.V.          ING International Financial Holdings B.V.                           100.00
ING International Holdings (Hong Kong) II Limited        ING Insurance International B.V.                                    100.00
ING International Insurance Holdings, Inc.               Lion Connecticut Holdings, Inc.                                     100.00
ING International Nominee Holdings, Inc.                 ING International Insurance Holdings, Inc.                          100.00
ING International Peru S.A.                              ING S.A.                                                            100.00
ING Inversiones, Ltda.                                   ING Bank N.V.                                                       100.00
ING Investment Management (Asia Pacific) Limited         Nationale-Nederlanden Interfinance B.V.                             100.00
ING Investment Management (Bermuda) Holdings Limited     Aeltus Investment Management, Inc.                                  100.00
ING Investment Management (CR) A.S.                      Nationale-Nederlanden Interfinance B.V.                             100.00
ING Investment Management (India) Pvt. Ltd.              Nationale-Nederlanden Interfinance B.V.                             100.00
ING Investment Management (Mexico), S.A. de C.V.         ING Baring Grupo Financiero (Mexico) S.A. de C.V.                   100.00
ING Investment Management Asia Pacific (Australia) Pty
 Limited                                                 Nationale-Nederlanden Interfinance B.V.                             100.00
ING Investment Management Asia Pacific (Singapore) Pte
 Limited                                                 Banque Bruxelles Lambert S.A.                                       100.00
ING Investment Management Holdings N.V.                  ING Verzekeringen N.V.                                              100.00
ING Investment Management Italia Sgr Spa                 ING Sviluppo Finanziaria S.p.A.                                     100.00
ING Investment Management Limited                        NNA Pty Limited                                                     100.00
ING Investment Management Magyarorszagi Vagyonkezelo
 Reszvenytarsasag                                        Nationale-Nederlanden Interfinance B.V.                             100.00
ING Kantoren Beheer Maatschappij B.V.                    ING Vastgoed Asset Management B.V.                                  100.00
ING Kantoren Bewaar Maatschappij B.V.                    ING Vastgoed B.V.                                                   100.00
ING Kantoren Management B.V.                             ING Vastgoed Asset Management B.V.                                  100.00
ING Latin American Holdings B.V.                         ING Insurance International B.V.                                    100.00
ING Lease (Berlin) GmbH                                  ING Lease Deutschland GmbH                                          100.00
ING Lease (C.R.) s.r.o.                                  ING Lease Holding N.V.                                              100.00
ING Lease (Espana) EFC, sa                               ING Lease Holding N.V.                                              100.00
ING Lease (France) S.A.                                  ING Lease Holding N.V.                                              100.00
ING Lease (France) S.N.C.                                ING Lease Holding N.V.                                              100.00
ING Lease (Italia) Spa                                   ING Lease Interfinance B.V.                                         100.00
ING Lease (Japan) B.V.                                   ING Lease International Equipment Finance BV                        100.00
ING Lease (Nederland) B.V.                               ING Lease Holding N.V.                                              100.00
ING Lease (Polska)                                       ING Lease Holding N.V.                                              100.00
ING Lease (UK) Limited                                   ING Lease Holdings (UK) Limited                                     100.00
ING Lease (UK) Nine Limited                              ING Lease (UK) Limited                                              100.00
ING Lease (UK) Six Limited                               ING Lease (UK) Limited                                              100.00
ING Lease (UK) Three Limited                             ING Lease (UK) Limited                                              100.00
ING Lease Belgium S.A.                                   Banque Bruxelles Lambert S.A.                                       100.00
ING Lease Deutschland GmbH                               ING Lease Holding (Deutschland) GmbH                                100.00
ING Lease Gabetti S.p.A.                                 ING Lease (Italia) Spa                                              100.00
ING Lease Holding (Deutschland) GmbH                     ING Lease Holding N.V.                                               55.00
ING Lease Holding France S.A.                            ING Lease Holding N.V.                                              100.00
ING Lease Holding N.V.                                   ING Bank N.V.                                                        70.00
ING Lease Holdings (UK) Limited                          ING Lease Holding N.V.                                              100.00
ING Lease Interfinance B.V.                              ING Lease Holding N.V.                                              100.00
ING Lease Kran und Schwertransport GmbH                  ING Lease (Berlin) GmbH                                             100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Insurance Consultants (HongKong) Ltd.
ING Insurance International B.V.
ING INSURANCE N.V.
ING Insurance Services (Hong Kong) Limited
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING Interinvest  s.r.o.
ING Intermediate Holdings Limited
ING International Financial Holdings B.V.
ING International Financial Holdings Craft B.V.
ING International Holdings (Hong Kong) II Limited
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING International Peru S.A.
ING Inversiones, Ltda.
ING Investment Management (Asia Pacific) Limited
ING Investment Management (Bermuda) Holdings Limited
ING Investment Management (CR) A.S.
ING Investment Management (India) Pvt. Ltd.
ING Investment Management (Mexico), S.A. de C.V.
ING Investment Management Asia Pacific (Australia) Pty
 Limited
ING Investment Management Asia Pacific (Singapore) Pte
 Limited
ING Investment Management Holdings N.V.
ING Investment Management Italia Sgr Spa
ING Investment Management Limited
ING Investment Management Magyarorszagi Vagyonkezelo
 Reszvenytarsasag
ING Kantoren Beheer Maatschappij B.V.
ING Kantoren Bewaar Maatschappij B.V.
ING Kantoren Management B.V.
ING Latin American Holdings B.V.
ING Lease (Berlin) GmbH
ING Lease (C.R.) s.r.o.
ING Lease (Espana) EFC, sa
ING Lease (France) S.A.
ING Lease (France) S.N.C.
ING Lease (Italia) Spa
ING Lease (Japan) B.V.
ING Lease (Nederland) B.V.
ING Lease (Polska)
ING Lease (UK) Limited
ING Lease (UK) Nine Limited
ING Lease (UK) Six Limited
ING Lease (UK) Three Limited
ING Lease Belgium S.A.
ING Lease Deutschland GmbH                               ING Verwaltung (Deutschland)
                                                          GmbH A.G.                         45.00
ING Lease Gabetti S.p.A.
ING Lease Holding (Deutschland) GmbH
ING Lease Holding France S.A.
ING Lease Holding N.V.                                   Banque Bruxelles Lambert S.A.      30.00
ING Lease Holdings (UK) Limited
ING Lease Interfinance B.V.
ING Lease Kran und Schwertransport GmbH

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Insurance Consultants (HongKong) Ltd.
ING Insurance International B.V.
ING INSURANCE N.V.
ING Insurance Services (Hong Kong) Limited
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING Interinvest  s.r.o.
ING Intermediate Holdings Limited
ING International Financial Holdings B.V.
ING International Financial Holdings Craft B.V.
ING International Holdings (Hong Kong) II Limited
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING International Peru S.A.
ING Inversiones, Ltda.
ING Investment Management (Asia Pacific) Limited
ING Investment Management(Bermuda) Holdings Limited
ING Investment Management (CR) A.S.
ING Investment Management (India) Pvt. Ltd.
ING Investment Management (Mexico), S.A. de C.V.
ING Investment Management Asia Pacific (Australia) Pty
 Limited
ING Investment Management Asia Pacific (Singapore) Pte
 Limited
ING Investment Management Holdings N.V.
ING Investment Management Italia Sgr Spa
ING Investment Management Limited
ING Investment Management Magyarorszagi Vagyonkezelo
 Reszvenytarsasag
ING Kantoren Beheer Maatschappij B.V.
ING Kantoren Bewaar Maatschappij B.V.
ING Kantoren Management B.V.
ING Latin American Holdings B.V.
ING Lease (Berlin) GmbH
ING Lease (C.R.) s.r.o.
ING Lease (Espana) EFC, sa
ING Lease (France) S.A.
ING Lease (France) S.N.C.
ING Lease (Italia) Spa
ING Lease (Japan) B.V.
ING Lease (Nederland) B.V.
ING Lease (Polska)
ING Lease (UK) Limited
ING Lease (UK) Nine Limited
ING Lease (UK) Six Limited
ING Lease (UK) Three Limited
ING Lease Belgium S.A.
ING Lease Deutschland GmbH
ING Lease Gabetti S.p.A.
ING Lease Holding (Deutschland) GmbH
ING Lease Holding France S.A.
ING Lease Holding N.V.
ING Lease Holdings (UK) Limited
ING Lease Interfinance B.V.
ING Lease Kran und Schwertransport GmbH

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Lease Vastgoed B.V.                                  ING Lease (Nederland) B.V.                                          100.00
ING Leasing Besitzgesellschaft mbH                       ING Lease Deutschland GmbH                                          100.00
ING Leasing Financial Services GmbH                      ING Lease Deutschland GmbH                                          100.00
ING Leasing Geschaeftsfuhrungsgesellschaft mbH           ING Lease Deutschland GmbH                                          100.00
ING Leasing Gesellschaft fur Beteiligungen mbH           ING Lease Deutschland GmbH                                          100.00
ING Leasing Gmbh & Co Bravo Charlie KG                   ING Leasing Gesellschaft fur Beteiligungen mbH                       40.00
ING Leasing Gmbh & Co Bravo Delta KG                     ING Leasing Gesellschaft fur Beteiligungen mbH                       40.00
ING Leasing GmbH & Co. Golf KG                           ING Leasing Gesellschaft fur Beteiligungen mbH                      100.00
ING Leasing GmbH & Co. Juliett KG                        ING Leasing Gesellschaft fur Beteiligungen mbH                      100.00
ING Leasing Treuhandsgeselschaft GmbH                    ING Lease Deutschland GmbH                                          100.00
ING Leasing Verwaltungsgesellschaft mbH                  ING Lease Deutschland GmbH                                          100.00
ING Life Australia Holdings PTY Limited                  ING Australia Limited                                               100.00
ING Life Insurance Company (Bermuda) Ltd.                ING International Insurance Holdings, Inc.                           61.00
ING Life Insurance Company (Philippines)                 ING Insurance International B.V.                                    100.00
ING Life Insurance Company Ltd. (Japan)                  ING Insurance International B.V.                                    100.00
ING Life Insurance Company Ltd. Korea, Ltd.              ING Insurance International B.V.                                    100.00
ING Life Insurance Company of America Holdings, Inc.     ING International Insurance Holdings, Inc.                           80.00
ING Life Insurance International N.V.                    ING RE Holding (Netherlands) B.V.                                   100.00
ING Life Limited                                         ING Life Australia Holdings PTY Limited                             100.00
ING Management Holdings (Malaysia) Sdn. Bhd.             ING International Holdings (Hong Kong) II Limited                    90.84
ING Management Services s.r.o.                           ING Continental Europe Holdings B.V.                                100.00
ING Management Services Slovensko spol s.r.o.            ING Continental Europe Holdings B.V.                                100.00
ING Merchant Bank (Singapore) Limited                    ING Bank N.V.                                                       100.00
ING Merger LLC                                           ING Baring (U.S.) Financial Holdings LLC                            100.00
ING Mestra A Holding B.V.                                MBO-Vastgoed Lease B.V.                                             100.00
ING Mestra B Holding B.V.                                MBO-Vastgoed Lease B.V.                                             100.00
ING Mobilien-Leasing Nord GmbH                           ING Lease Deutschland GmbH                                          100.00
ING Mutual Funds Management (Thailand) Co. Limited       ING Bank N.V.                                                        49.00
ING National Trust                                       ReliaStar Financial Corp.                                           100.00
ING National Trust                                       ReliaStar Financial Corp                                            100.00
ING Nationale-Nederlanden Life Insurance Company Poland  ING Continental Europe Holdings B.V.                                100.00
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt     ING Continental Europe Holdings B.V.                                100.00
ING Nationale-Nederlanden Penztarszolgltato es
 Tanacsado Reszvenytarsasag                              ING Continental Europe Holdings B.V.                                 25.00
ING Nederlanden Asigurari de Viati S.A.                  ING Continental Europe Holdings B.V.                                100.00
ING Nominees (Hong Kong) Ltd.                            ING Management (Hong Kong) Ltd.                                     100.00
ING Nominees (Singapore) Pte Ltd.                        ING Merchant Bank (Singapore) Limited                               100.00
ING Nominees Limited                                     ING BARING FUTURES & OPTIONS (U.K.) LIMITED                         100.00
ING North America Insurance Corporation                  ING America Insurance Holdings, Inc.                                100.00
ING Novex Insurance Company of Canada                    ING Canada P&C, Inc.                                                100.00
ING Office Custodian Pty Ltd                             ING Management Limited                                              100.00
ING Payroll Management, Inc.                             ING America Insurance Holdings, Inc.                                100.00
ING Pension Fund A.S.                                    ING Continental Europe Holdings B.V.                                100.00
ING Pension Services B.V.                                ING Support Holding B.V.                                            100.00
ING Pension Services Ltd.                                Aetna International Inc.                                             50.00
ING Pensiones Bital                                      ING Seguros Bital                                                    49.00
ING Pensionno-Osigoritelno Druzestvo AD                  ING Continental Europe Holdings B.V.                                 89.10
ING Personal Finance B.V.                                B.V. Financieringsmaatschappij "Vola"                               100.00
ING Pilgrim Funding, Inc.                                ING Funds Distributor, Inc., Inc                                    100.00
ING Pilgrim Senior Income Fund                                                                                                    -
ING Prena B.V.                                           ING Bank N.V.                                                       100.00
ING Principal Pensions Kabushiki Kaisha                  ING Insurance International B.V.                                     50.00
ING Private Banking Beheer B.V.                          ING Bank N.V.                                                       100.00
ING Private Capital Management (Luxembourg) S.A.         ING Bank N.V.                                                        30.00
ING Private Capital Pty Limited                          Pacific Mutual Australia Pty Ltd.                                   100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Lease Vastgoed B.V.
ING Leasing Besitzgesellschaft mbH
ING Leasing Financial Services GmbH
ING Leasing Geschaeftsfuhrungsgesellschaft mbH
ING Leasing Gesellschaft fur Beteiligungen mbH
ING Leasing Gmbh & Co Bravo Charlie KG                   ING Leasing
                                                          Geschaftfuhrungsgesellschaft
                                                          mbH                               40.00
ING Leasing Gmbh & Co Bravo Delta KG                     ING Leasing
                                                          Geschaftfuhrungsgesellschaft
                                                          mbH                               40.00
ING Leasing GmbH & Co. Golf KG
ING Leasing GmbH & Co. Juliett KG
ING Leasing Treuhandsgeselschaft GmbH
ING Leasing Verwaltungsgesellschaft mbH
ING Life Australia Holdings PTY Limited
ING Life Insurance Company (Bermuda) Ltd.                Strategic Investors Asia Limted    39.00
ING Life Insurance Company (Philippines)
ING Life Insurance Company Ltd. (Japan)
ING Life Insurance Company Ltd. Korea, Ltd.
ING Life Insurance Company of America Holdings, Inc.     ING Insurance International B.V.   20.00
ING Life Insurance International N.V.
ING Life Limited
ING Management Holdings (Malaysia) Sdn. Bhd.             ING Insurance International B.V.    9.16
ING Management Services s.r.o.
ING Management Services Slovensko spol s.r.o.
ING Merchant Bank (Singapore) Limited
ING Merger LLC
ING Mestra A Holding B.V.
ING Mestra B Holding B.V.
ING Mobilien-Leasing Nord GmbH
ING Mutual Funds Management (Thailand) Co. Limited       ING Baring Securities (Thailand)
                                                          Limited                            6.00
ING National Trust
ING National Trust
ING Nationale-Nederlanden Life Insurance Company Poland
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt
ING Nationale-Nederlanden Penztarszolgltato es           ING Nationale-Nederlanden
 Tanacsado Reszvenytarsasag                               Magyarorszagi Biztosito Rt        75.00
ING Nederlanden Asigurari de Viati S.A.
ING Nominees (Hong Kong) Ltd.
ING Nominees (Singapore) Pte Ltd.
ING Nominees Limited
ING North America Insurance Corporation
ING Novex Insurance Company of Canada
ING Office Custodian Pty Ltd
ING Payroll Management, Inc.
ING Pension Fund A.S.
ING Pension Services B.V.
ING Pension Services Ltd.
ING Pensiones Bital
ING Pensionno-Osigoritelno Druzestvo AD
ING Personal Finance B.V.
ING Pilgrim Funding, Inc.
ING Pilgrim Senior Income Fund
ING Prena B.V.
ING Principal Pensions Kabushiki Kaisha
ING Private Banking Beheer B.V.
ING Private Capital Management (Luxembourg) S.A.
ING Private Capital Pty Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Lease Vastgoed B.V.
ING Leasing Besitzgesellschaft mbH
ING Leasing Financial Services GmbH
ING Leasing Geschaeftsfuhrungsgesellschaft mbH
ING Leasing Gesellschaft fur Beteiligungen mbH
ING Leasing Gmbh & Co Bravo Charlie KG
ING Leasing Gmbh & Co Bravo Delta KG
ING Leasing GmbH & Co. Golf KG
ING Leasing GmbH & Co. Juliett KG
ING Leasing Treuhandsgeselschaft GmbH
ING Leasing Verwaltungsgesellschaft mbH
ING Life Australia Holdings PTY Limited
ING Life Insurance Company (Bermuda) Ltd.
ING Life Insurance Company (Philippines)
ING Life Insurance Company Ltd. (Japan)
ING Life Insurance Company Ltd. Korea, Ltd.
ING Life Insurance Company of America Holdings, Inc.
ING Life Insurance International N.V.
ING Life Limited
ING Management Holdings (Malaysia) Sdn. Bhd.
ING Management Services s.r.o.
ING Management Services Slovensko spol s.r.o.
ING Merchant Bank (Singapore) Limited
ING Merger LLC
ING Mestra A Holding B.V.
ING Mestra B Holding B.V.
ING Mobilien-Leasing Nord GmbH
ING Mutual Funds Management (Thailand) Co. Limited
ING National Trust
ING National Trust
ING Nationale-Nederlanden Life Insurance Company Poland
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt
ING Nationale-Nederlanden Penztarszolgltato es
 Tanacsado Reszvenytarsasag
ING Nederlanden Asigurari de Viati S.A.
ING Nominees (Hong Kong) Ltd.
ING Nominees (Singapore) Pte Ltd.
ING Nominees Limited
ING North America Insurance Corporation
ING Novex Insurance Company of Canada
ING Office Custodian Pty Ltd
ING Payroll Management, Inc.
ING Pension Fund A.S.
ING Pension Services B.V.
ING Pension Services Ltd.
ING Pensiones Bital
ING Pensionno-Osigoritelno Druzestvo AD
ING Personal Finance B.V.
ING Pilgrim Funding, Inc.
ING Pilgrim Senior Income Fund
ING Prena B.V.
ING Principal Pensions Kabushiki Kaisha
ING Private Banking Beheer B.V.
ING Private Capital Management (Luxembourg) S.A.
ING Private Capital Pty Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Property Holdings, Inc.                              ING Furman Selz Asset Management LLC                                100.00
ING PROPERTY SERVICES (UK) LIMITED                       ING Barings (London) Limited                                        100.00
ING Quantative Management, Inc.                          ING Funds Services, Inc., Inc.                                      100.00
ING Re (Netherlands) N.V.                                ING RE Holding (Netherlands) B.V.                                   100.00
ING Re (UK) Limited                                      ReliaStar Life Insurance Company                                    100.00
ING RE Holding (Netherlands) B.V.                        ING Verzekeringen N.V.                                              100.00
ING Re Underwriters, Inc.                                ReliaStar Financial Corp                                            100.00
ING Real Estate (BHS) B.V.                               ING Vastgoed B B.V.                                                 100.00
ING Real Estate (MQE) N.V.                               ING Real Estate Support Holding B.V.                                100.00
ING Real Estate Argentina Investments B.V.               ING REI Investment II B.V.                                          100.00
ING Real Estate Asset Management Asia/Pacific B.V.       ING Real Estate Asset Management Holding B.V.                       100.00
ING Real Estate Asset Management Australia Pty Ltd       ING Real Estate Asset Management Asia/Pacific B.V.                  100.00
ING Real Estate Asset Management Europe B.V.             ING Real Estate Asset Management Holding B.V.                       100.00
ING Real Estate Asset Management Holding B.V.            ING Vastgoed B.V.                                                   100.00
ING Real Estate Chester B.V.                             ING Real Estate Development International B.V.                      100.00
ING Real Estate Colombo B.V.                             Nationale-Nederlanden Holdinvest B.V.                               100.00
ING Real Estate Development Australia Pty Ltd            ING Real Estate Development International B.V.                      100.00
ING Real Estate Development Belgium                      ING Vastgoed B B.V.                                                 100.00
ING Real Estate Development Holding Germany GmbH         ING Real Estate Development International B.V.                      100.00
ING Real Estate Development International B.V.           ING Vastgoed Ontwikkeling B.V.                                      100.00
ING Real Estate Espace Daumesnil B.V.                    BOZ B.V.                                                            100.00
ING Real Estate Germany Bonn GmbH                        ING Real Estate Development Holding Germany GmbH                    100.00
ING Real Estate Germany GmbH                             ING Real Estate Development International B.V.                      100.00
ING Real Estate Germany Niederrad I GmbH                 ING Real Estate Development Holding Germany GmbH                    100.00
ING Real Estate Germany Niederrad II GmbH                ING Real Estate Development Holding Germany GmbH                    100.00
ING Real Estate Germany Niederrad III GmbH               ING Real Estate Development Holding Germany GmbH                    100.00
ING Real Estate Germany Niederrad IV GmbH                ING Real Estate Development Holding Germany GmbH                    100.00
ING Real Estate Iberica S.L.                             ING Real Estate International Development B.V.                      100.00
ING Real Estate International Development (P.R.C.) B.V.  ING Real Estate International Development B.V.                      100.00
ING Real Estate International Investment III B.V.        ING Vastgoed B B.V.                                                 100.00
ING Real Estate Joondalup B.V.                           ING REI Investment II B.V.                                          100.00
ING Real Estate La Pastora S.A.                          ING Real Estate Development International B.V.                      100.00
ING Real Estate LPF (Netherlands) B.V.                   ING REI Investment I B.V.                                           100.00
ING Real Estate LPF Management (Netherlands) B.V         ING REI Investment I B.V.                                           100.00
ING Real Estate Ltd.                                     ING Real Estate Asset Management Europe B.V.                        100.00
ING Real Estate North America Corporation                ING Verzekeringen N.V.                                              100.00
ING Real Estate Parking Daumesnil Viaduc B.V.            BOZ B.V.                                                            100.00
ING Real Estate Support Holding B.V.                     ING Support Holding B.V.                                            100.00
ING Real Estate Vasco da Gama B.V.                       ING Real Estate (MQE) N.V.                                          100.00
ING Realty Services, Inc                                 ING Furman Selz Asset Management LLC                                100.00
ING REAM I B.V.                                          ING Vastgoed B.V.                                                   100.00
ING REDH Belgium                                         ING Vastgoed B B.V.                                                 100.00
ING REI Clarion Holding B.V.                             ING Real Estate Asset Management Holding B.V.                       100.00
ING REI Clarion Holding, Inc.                            ING REI Clarion Holding B.V.                                        100.00
ING REI Development (Liege) B.V.                         ING Real Estate (MQE) N.V.                                          100.00
ING REI Investment (Asia) B.V.                           Nationale Nederlanden Interfinance B.V.                             100.00
ING REI Investment (Belgium) B.V.                        BOZ B.V.                                                            100.00
ING REI Investment (China) B.V.                          ING REI Investment II B.V.                                          100.00
ING REI Investment Holdings B.V.                         Nationale Nederlanden Interfinance B.V.                             100.00
ING REI Investment I B.V.                                ING REI Investment Holdings B.V.                                    100.00
ING REI Investment II B.V.                               ING REI Investment Holdings B.V.                                    100.00
ING REI Investment Spain B.V.                            ING REI Investment II B.V.                                          100.00
ING REI Investment UK B.V.                               ING Vastgoed Belegging B.V.                                         100.00
ING Rel Alfa Sp.z o.o.                                   ING Lease (Polska)                                                  100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Property Holdings, Inc.
ING PROPERTY SERVICES (UK) LIMITED
ING Quantative Management, Inc.
ING Re (Netherlands) N.V.
ING Re (UK) Limited
ING RE Holding (Netherlands) B.V.
ING Re Underwriters, Inc.
ING Real Estate (BHS) B.V.
ING Real Estate (MQE) N.V.
ING Real Estate Argentina Investments B.V.
ING Real Estate Asset Management Asia/Pacific B.V.
ING Real Estate Asset Management Australia Pty Ltd
ING Real Estate Asset Management Europe B.V.
ING Real Estate Asset Management Holding B.V.
ING Real Estate Chester B.V.
ING Real Estate Colombo B.V.
ING Real Estate Development Australia Pty Ltd
ING Real Estate Development Belgium
ING Real Estate Development Holding Germany GmbH
ING Real Estate Development International B.V.
ING Real Estate Espace Daumesnil B.V.
ING Real Estate Germany Bonn GmbH
ING Real Estate Germany GmbH
ING Real Estate Germany Niederrad I GmbH
ING Real Estate Germany Niederrad II GmbH
ING Real Estate Germany Niederrad III GmbH
ING Real Estate Germany Niederrad IV GmbH
ING Real Estate Iberica S.L.
ING Real Estate International Development (P.R.C.) B.V.
ING Real Estate International Investment III B.V.
ING Real Estate Joondalup B.V.
ING Real Estate La Pastora S.A.
ING Real Estate LPF (Netherlands) B.V.
ING Real Estate LPF Management (Netherlands) B.V
ING Real Estate Ltd.
ING Real Estate North America Corporation
ING Real Estate Parking Daumesnil Viaduc B.V.
ING Real Estate Support Holding B.V.
ING Real Estate Vasco da Gama B.V.
ING Realty Services, Inc
ING REAM I B.V.
ING REDH Belgium
ING REI Clarion Holding B.V.
ING REI Clarion Holding, Inc.
ING REI Development (Liege) B.V.
ING REI Investment (Asia) B.V.
ING REI Investment (Belgium) B.V.
ING REI Investment (China) B.V.
ING REI Investment Holdings B.V.
ING REI Investment I B.V.
ING REI Investment II B.V.
ING REI Investment Spain B.V.
ING REI Investment UK B.V.
ING Rel Alfa Sp.z o.o.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Property Holdings, Inc.
ING PROPERTY SERVICES (UK) LIMITED
ING Quantative Management, Inc.
ING Re (Netherlands) N.V.
ING Re (UK) Limited
ING RE Holding (Netherlands) B.V.
ING Re Underwriters, Inc.
ING Real Estate (BHS) B.V.
ING Real Estate (MQE) N.V.
ING Real Estate Argentina Investments B.V.
ING Real Estate Asset Management Asia/Pacific B.V.
ING Real Estate Asset Management Australia Pty Ltd
ING Real Estate Asset Management Europe B.V.
ING Real Estate Asset Management Holding B.V.
ING Real Estate Chester B.V.
ING Real Estate Colombo B.V.
ING Real Estate Development Australia Pty Ltd
ING Real Estate Development Belgium
ING Real Estate Development Holding Germany GmbH
ING Real Estate Development International B.V.
ING Real Estate Espace Daumesnil B.V.
ING Real Estate Germany Bonn GmbH
ING Real Estate Germany GmbH
ING Real Estate Germany Niederrad I GmbH
ING Real Estate Germany Niederrad II GmbH
ING Real Estate Germany Niederrad III GmbH
ING Real Estate Germany Niederrad IV GmbH
ING Real Estate Iberica S.L.
ING Real Estate International Development (P.R.C.) B.V.
ING Real Estate International Investment III B.V.
ING Real Estate Joondalup B.V.
ING Real Estate La Pastora S.A.
ING Real Estate LPF (Netherlands) B.V.
ING Real Estate LPF Management (Netherlands) B.V
ING Real Estate Ltd.
ING Real Estate North America Corporation
ING Real Estate Parking Daumesnil Viaduc B.V.
ING Real Estate Support Holding B.V.
ING Real Estate Vasco da Gama B.V.
ING Realty Services, Inc
ING REAM I B.V.
ING REDH Belgium
ING REI Clarion Holding B.V.
ING REI Clarion Holding, Inc.
ING REI Development (Liege) B.V.
ING REI Investment (Asia) B.V.
ING REI Investment (Belgium) B.V.
ING REI Investment (China) B.V.
ING REI Investment Holdings B.V.
ING REI Investment I B.V.
ING REI Investment II B.V.
ING REI Investment Spain B.V.
ING REI Investment UK B.V.
ING Rel Alfa Sp.z o.o.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Retail Finance Pty Ltd                               ING Real Estate Asset Management Australia Pty Ltd                  100.00
ING Retail Holding Company, Inc.                         ING Retirement Holdings, Inc.                                       100.00
ING Retirement Holdings, Inc.                            ING Retirement Services, Inc.                                       100.00
ING Retirement Services, Inc.                            Lion Connecticut Holdings, Inc.                                     100.00
ING Risk Management (Bermuda) Limited                    ING America Insurance Holdings, Inc.                                100.00
ING RPFI Spain B.V.                                      ING Real Estate International Investment I B.V.                     100.00
ING S.A.                                                 ING International Insurance Holdings, Inc.                          100.00
ING Salud S.A. (Chile)                                   ING S.A.                                                            100.00
ING Sector Kantoren Management B.V.                      ING Vastgoed Asset Management B.V.                                  100.00
ING Sector Logistics Management B.V.                     ING Vastgoed Asset Management B.V.                                  100.00
ING Sector Winkels Management B.V.                       ING Vastgoed Asset Management B.V.                                  100.00
ING Sector Woningen Management B.V.                      ING Vastgoed Asset Management B.V.                                  100.00
ING Securities (Philippines) Inc.                        ING International Holdings Limited                                  100.00
ING Securities Client Services Limited                   ING UK Holdings Limited                                             100.00
ING Securities Ltd                                       ING International Holdings Limited                                  100.00
ING Securities Nominees Limited                          ING Securities Client Services Limited                              100.00
ING Seguros Bital                                        ING Insurance International B.V.                                     49.00
ING Seguros Commercial America                           Conglomerado de Valores                                              41.48
ING Seguros de Vida S.A.                                 ING S.A.                                                            100.00
ING Seguros Generales S.A.                               ING S.A.                                                             99.15
ING Seguros S.A. de C.V.                                 ING Seguros Bital                                                    49.00
ING Services LLC                                         Investors Financial Group, Inc.                                     100.00
ING Services Romania SRL                                 ING Bank N.V.                                                       100.00
ING Servicios, C.A.                                      ING Bank N.V.                                                       100.00
ING Servicos Ltda                                        ING Empreendimentos e Participacaos Ltda.                           100.00
ING Shipping (Asia Pacific) PTE Ltd.                     ING Bank N.V.                                                       100.00
ING Startersbank B.V.                                    Westland Utrecht Hypotheekbank N.V.                                 100.00
ING Support Holding B.V.                                 ING Groep N.V.                                                      100.00
ING Sviluppo Fiduciaria SIM S.p.A                        ING Sviluppo Finanziaria S.p.A.                                     100.00
ING Sviluppo Finanziaria S.p.A.                          ING Insurance International B.V.                                     25.00
ING Sviluppo Investimenti SIM S.P.A.                     ING Sviluppo Finanziaria S.p.A.                                     100.00
ING Taurus Holdings LLC                                  ING Furman Selz Asset Management LLC                                 80.00
ING Trust (Antilles) N.V.                                ING Trust B.V.                                                      100.00
ING Trust (Aruba) N.V.                                   ING Trust B.V.                                                      100.00
ING Trust (BVI) Ltd.                                     ING Trust B.V.                                                      100.00
ING Trust (Jersey) Ltd.                                  Baring Trustees (Guernsey) Limited                                  100.00
ING Trust (Luxembourg) S.A.                              ING Trust B.V.                                                      100.00
ING Trust (Nederland) B.V.                               ING Trust B.V.                                                      100.00
ING Trust (Suisse) AG                                    ING Trust B.V.                                                      100.00
ING Trust B.V.                                           ING Bank N.V.                                                       100.00
ING TT&S (U.S.) Holdings Corp.                           ING (U.S.) Financial Holdings Corporation                           100.00
ING TT&S (U.S.) Securities Inc.                          ING TT&S (U.S.) Holdings Corp.                                      100.00
ING UK (Financial Services) Limited                      ING UK Securities Holdings Limited                                  100.00
ING UK Corporate Finance Holdings Limited                ING Intermediate Holdings Limited                                   100.00
ING UK Dormant Holding Company Limited                   ING Intermediate Holdings Limited                                   100.00
ING UK Financial Products                                ING Bank N.V.                                                       100.00
ING UK Holdings Limited                                  ING Baring Holding Nederland B.V.                                   100.00
ING UK Nominees Limited                                  Baring Brothers Limited                                             100.00
ING UK Pension Trustee Limited                           ING UK Holdings Limited                                             100.00
ING UK Properties Limited                                ING Intermediate Holdings Limited                                   100.00
ING UK Securities Holdings Limited                       ING Intermediate Holdings Limited                                   100.00
ING USA Holding Corporation                              ING Direct N.V.                                                     100.00
ING Vastgoed Arena B.V.                                  ING Vastgoed Ontwikkeling B.V.                                      100.00
ING Vastgoed Asset Management B.V.                       ING Sector Kantoren Management B.V.                                 100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Retail Finance Pty Ltd
ING Retail Holding Company, Inc.
ING Retirement Holdings, Inc.
ING Retirement Services, Inc.
ING Risk Management (Bermuda) Limited
ING RPFI Spain B.V.
ING S.A.
ING Salud S.A. (Chile)
ING Sector Kantoren Management B.V.
ING Sector Logistics Management B.V.
ING Sector Winkels Management B.V.
ING Sector Woningen Management B.V.
ING Securities (Philippines) Inc.
ING Securities Client Services Limited
ING Securities Ltd
ING Securities Nominees Limited
ING Seguros Bital
ING Seguros Commercial America                           Valores Consolidados               43.17  ING Insurance
                                                                                                    International B.V.        15.19
ING Seguros de Vida S.A.
ING Seguros Generales S.A.
ING Seguros S.A. de C.V.
ING Services LLC
ING Services Romania SRL
ING Servicios, C.A.
ING Servicos Ltda
ING Shipping (Asia Pacific) PTE Ltd.
ING Startersbank B.V.
ING Support Holding B.V.
ING Sviluppo Fiduciaria SIM S.p.A
ING Sviluppo Finanziaria S.p.A.                          ING Continental Europe Holdings
                                                          B.V.                              75.00
ING Sviluppo Investimenti SIM S.P.A.
ING Taurus Holdings LLC
ING Trust (Antilles) N.V.
ING Trust (Aruba) N.V.
ING Trust (BVI) Ltd.
ING Trust (Jersey) Ltd.
ING Trust (Luxembourg) S.A.
ING Trust (Nederland) B.V.
ING Trust (Suisse) AG
ING Trust B.V.
ING TT&S (U.S.) Holdings Corp.
ING TT&S (U.S.) Securities Inc.
ING UK (Financial Services) Limited
ING UK Corporate Finance Holdings Limited
ING UK Dormant Holding Company Limited
ING UK Financial Products
ING UK Holdings Limited
ING UK Nominees Limited
ING UK Pension Trustee Limited
ING UK Properties Limited
ING UK Securities Holdings Limited
ING USA Holding Corporation
ING Vastgoed Arena B.V.
ING Vastgoed Asset Management B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Retail Finance Pty Ltd
ING Retail Holding Company, Inc.
ING Retirement Holdings, Inc.
ING Retirement Services, Inc.
ING Risk Management (Bermuda) Limited
ING RPFI Spain B.V.
ING S.A.
ING Salud S.A. (Chile)
ING Sector Kantoren Management B.V.
ING Sector Logistics Management B.V.
ING Sector Winkels Management B.V.
ING Sector Woningen Management B.V.
ING Securities (Philippines) Inc.
ING Securities Client Services Limited
ING Securities Ltd
ING Securities Nominees Limited
ING Seguros Bital
ING Seguros Commercial America
ING Seguros de Vida S.A.
ING Seguros Generales S.A.
ING Seguros S.A. de C.V.
ING Services LLC
ING Services Romania SRL
ING Servicios, C.A.
ING Servicos Ltda
ING Shipping (Asia Pacific) PTE Ltd.
ING Startersbank B.V.
ING Support Holding B.V.
ING Sviluppo Fiduciaria SIM S.p.A
ING Sviluppo Finanziaria S.p.A.
ING Sviluppo Investimenti SIM S.P.A.
ING Taurus Holdings LLC
ING Trust (Antilles) N.V.
ING Trust (Aruba) N.V.
ING Trust (BVI) Ltd.
ING Trust (Jersey) Ltd.
ING Trust (Luxembourg) S.A.
ING Trust (Nederland) B.V.
ING Trust (Suisse) AG
ING Trust B.V.
ING TT&S (U.S.) Holdings Corp.
ING TT&S (U.S.) Securities Inc.
ING UK (Financial Services) Limited
ING UK Corporate Finance Holdings Limited
ING UK Dormant Holding Company Limited
ING UK Financial Products
ING UK Holdings Limited
ING UK Nominees Limited
ING UK Pension Trustee Limited
ING UK Properties Limited
ING UK Securities Holdings Limited
ING USA Holding Corporation
ING Vastgoed Arena B.V.
ING Vastgoed Asset Management B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed B B.V.                                      ING Bank N.V.                                                       100.00
ING Vastgoed B.V.                                        ING Vastgoed Management Holding B.V.                                100.00
ING Vastgoed Beheer Maatschappij I B.V.                  ING Vastgoed Belegging B.V.                                         100.00
ING Vastgoed Belegging B.V.                              ING Vastgoed V B.V.                                                 100.00
ING Vastgoed Broekpolder B.V.                            Vastgoed De Appelaar Holding B.V.                                   100.00
ING Vastgoed CiBoGa B.V.                                 ING Real Estate (MQE) N.V.                                          100.00
ING Vastgoed Como I B.V.                                 ING Vastgoed B B.V.                                                 100.00
ING Vastgoed Financiering N.V.                           ING Vastgoed B B.V.                                                 100.00
ING Vastgoed Fondsbelegging B.V.                         ING Vastgoed V B.V.                                                 100.00
ING Vastgoed Fondsen B.V.                                ING Vastgoed B B.V.                                                 100.00
ING Vastgoed Holdings Inc.                               Cofiton II B.V.                                                     100.00
ING Vastgoed Mahler 4 B.V.                               ING Vastgoed Ontwikkeling B.V.                                      100.00
ING Vastgoed Management Holding B.V.                     ING Verzekeringen N.V.                                              100.00
ING Vastgoed One B.V.                                    Cofiton II B.V.                                                     100.00
ING Vastgoed Ontwikkeling B.V.                           ING Real Estate Development Holding B.V.                            100.00
ING Vastgoed Paris B.V.                                  Cofiton II B.V.                                                     100.00
ING Vastgoed Project I B.V.                              Cofiton II B.V.                                                     100.00
ING Vastgoed Project II Inc.                             ING Vastgoed Holdings Inc.                                          100.00
ING Vastgoed S.A.                                        ING Real Estate Asset Management Europe B.V.                        100.00
ING Vastgoed Spuimarkt B.V.                              ING Vastgoed Ontwikkeling B.V.                                      100.00
ING Vastgoed St. Hubertus B.V.                           ING Vastgoed Watertorens II B.V.                                    100.00
ING Vastgoed Sun B.V.                                    Cofiton II B.V.                                                          -
ING Vastgoed Supholland B.V.                             ING Real Estate (MQE) N.V.                                          100.00
ING Vastgoed V B.V.                                      N.V. Nationale Borg-Maatschappij                                    100.00
ING Vastgoed Watertorens II B.V.                         ING Vastgoed Ontwikkeling B.V.                                      100.00
ING Verwaltung (Deutschland) GmbH A.G.                   ING Bank N.V.                                                       100.00
ING Verzekeringen N.V.                                   ING Groep N.V.                                                      100.00
ING VGB Growing B.V.                                     ING Vastgoed Supholland B.V.                                        100.00
ING VGB Nederland B.V.                                   ING Vastgoed Supholland B.V.                                        100.00
ING VGB NOVAPROJECTA B.V.                                ING Vastgoed Supholland B.V.                                        100.00
ING Vida S.A.                                            Nationale-Nederlanden Levensverzekering Maatschappij N.V.           100.00
ING Vysya Life Insurance Company Pty. Ltd.               ING Insurance International B.V.                                     26.00
ING Wellington Insurance Company                         ING Novex Insurance Company of Canada                               100.00
ING Winkels Beheer Maatschappij B.V.                     ING Vastgoed Asset Management B.V.                                  100.00
ING Winkels Bewaar Maatschappij B.V.                     ING Vastgoed B.V.                                                   100.00
ING Winkels Management B.V.                              ING Vastgoed Asset Management B.V.                                  100.00
ING Woningen Beheer Maatschappij B.V.                    ING Vastgoed Asset Management B.V.                                  100.00
ING Woningen Bewaar Maatschappij B.V.                    ING Vastgoed B.V.                                                   100.00
ING Woningen Management B.V.                             ING Vastgoed Asset Management B.V.                                  100.00
Ingelton B.V.                                            ING Bank N.V.                                                       100.00
ING-North East Asia Bank                                 ING Bank N.V.                                                        70.00
Ingress N.V.                                             ING Trust B.V.                                                      100.00
INIB N.V.                                                ING Bank N.V.                                                       100.00
Inmobiliaria Padre Mariano S.A.                          Aetna Credito Hipotecario S.A.                                       99.00
Inmolor S.A.                                             MBO Camargo SA                                                       50.00
Institucion Financiera Externa Middenbank Curacao N.V.
 (Uruguay)                                               ING Bank N.V.                                                       100.00
Insurance Brokers Hotline Pty Limited                    Mercantile Mutual Insurance (Australia) Ltd.                        100.00
Insurancesmart Services Ltd.                             Equisure Insurance Services Ltd.                                    100.00
Integrated Networks Pty Limited                          ING Life Limited                                                    100.00
Integrated Trade Services GmbH                           ING-BHF Bank AG                                                      98.23
Inter Credit B.V.                                        NMB-Heller N.V.                                                     100.00
InterAdvies N.V.                                         ING Bank N.V.                                                       100.00
Interbank On-line System Limited                         ING Bank N.V.                                                        12.50
Intermediair Services N.V.                               Nationale Omnium N.V.                                                 1.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed B B.V.
ING Vastgoed B.V.
ING Vastgoed Beheer Maatschappij I B.V.
ING Vastgoed Belegging B.V.
ING Vastgoed Broekpolder B.V.
ING Vastgoed CiBoGa B.V.
ING Vastgoed Como I B.V.
ING Vastgoed Financiering N.V.
ING Vastgoed Fondsbelegging B.V.
ING Vastgoed Fondsen B.V.
ING Vastgoed Holdings Inc.
ING Vastgoed Mahler 4 B.V.
ING Vastgoed Management Holding B.V.
ING Vastgoed One B.V.
ING Vastgoed Ontwikkeling B.V.
ING Vastgoed Paris B.V.
ING Vastgoed Project I B.V.
ING Vastgoed Project II Inc.
ING Vastgoed S.A.
ING Vastgoed Spuimarkt B.V.
ING Vastgoed St. Hubertus B.V.
ING Vastgoed Sun B.V.
ING Vastgoed Supholland B.V.
ING Vastgoed V B.V.
ING Vastgoed Watertorens II B.V.
ING Verwaltung (Deutschland) GmbH A.G.
ING Verzekeringen N.V.
ING VGB Growing B.V.
ING VGB Nederland B.V.
ING VGB NOVAPROJECTA B.V.
ING Vida S.A.
ING Vysya Life Insurance Company Pty. Ltd.
ING Wellington Insurance Company
ING Winkels Beheer Maatschappij B.V.
ING Winkels Bewaar Maatschappij B.V.
ING Winkels Management B.V.
ING Woningen Beheer Maatschappij B.V.
ING Woningen Bewaar Maatschappij B.V.
ING Woningen Management B.V.
Ingelton B.V.
ING-North East Asia Bank
Ingress N.V.
INIB N.V.
Inmobiliaria Padre Mariano S.A.                          ING S.A.                            1.00
Inmolor S.A.
Institucion Financiera Externa Middenbank Curacao N.V.
 (Uruguay)
Insurance Brokers Hotline Pty Limited
Insurancesmart Services Ltd.
Integrated Networks Pty Limited
Integrated Trade Services GmbH
Inter Credit B.V.
InterAdvies N.V.
Interbank On-line System Limited
Intermediair Services N.V.                               De Vaderlandsche N.V.              98.00  Westland/Utrecht
                                                                                                    Hypotheekmaatschappij
                                                                                                    N.V.                       1.00

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed B B.V.
ING Vastgoed B.V.
ING Vastgoed Beheer Maatschappij I B.V.
ING Vastgoed Belegging B.V.
ING Vastgoed Broekpolder B.V.
ING Vastgoed CiBoGa B.V.
ING Vastgoed Como I B.V.
ING Vastgoed Financiering N.V.
ING Vastgoed Fondsbelegging B.V.
ING Vastgoed Fondsen B.V.
ING Vastgoed Holdings Inc.
ING Vastgoed Mahler 4 B.V.
ING Vastgoed Management Holding B.V.
ING Vastgoed One B.V.
ING Vastgoed Ontwikkeling B.V.
ING Vastgoed Paris B.V.
ING Vastgoed Project I B.V.
ING Vastgoed Project II Inc.
ING Vastgoed S.A.
ING Vastgoed Spuimarkt B.V.
ING Vastgoed St. Hubertus B.V.
ING Vastgoed Sun B.V.
ING Vastgoed Supholland B.V.
ING Vastgoed V B.V.
ING Vastgoed Watertorens II B.V.
ING Verwaltung (Deutschland) GmbH A.G.
ING Verzekeringen N.V.
ING VGB Growing B.V.
ING VGB Nederland B.V.
ING VGB NOVAPROJECTA B.V.
ING Vida S.A.
ING Vysya Life Insurance Company Pty. Ltd.
ING Wellington Insurance Company
ING Winkels Beheer Maatschappij B.V.
ING Winkels Bewaar Maatschappij B.V.
ING Winkels Management B.V.
ING Woningen Beheer Maatschappij B.V.
ING Woningen Bewaar Maatschappij B.V.
ING Woningen Management B.V.
Ingelton B.V.
ING-North East Asia Bank
Ingress N.V.
INIB N.V.
Inmobiliaria Padre Mariano S.A.
Inmolor S.A.
Institucion Financiera Externa Middenbank Curacao N.V.
 (Uruguay)
Insurance Brokers Hotline Pty Limited
Insurancesmart Services Ltd.
Integrated Networks Pty Limited
Integrated Trade Services GmbH
Inter Credit B.V.
InterAdvies N.V.
Interbank On-line System Limited
Intermediair Services N.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
International Aviation S.A.                              Banque Bruxelles Lambert S.A.                                        99.99
International Credit Service S.A.S.                      NMB-Heller Holding N.V.                                             100.00
International Driver Service B.V.                        CW Lease Nederland BV                                                65.00
International Factors S.A.                               Banque Bruxelles Lambert S.A.                                        50.00
International Factors Services S.A.                      International Factors S.A.                                           49.90
International Fund Managers (Ireland) Ltd.               Guernsey International Fund Managers Limited                        100.00
International Fund Managers UK Ltd.                      Baring Private Asset Management Ltd.                                100.00
International Metal Trading Limited                      Arnold Limited                                                      100.00
International Private Equity Services Limited            BPEP Participations Limited                                          70.00
International Securitisation Managers (Ireland) Ltd.     International Fund Managers (Ireland) Ltd.                          100.00
Interned Holding B.V.                                    Westland/Utrecht Hypotheekbank N.V.                                 100.00
Interpartes incasso B.V.                                 Postbank N.V.                                                       100.00
Interpay Nederland B.V.                                  ING Bank N.V.                                                        29.85
Interunion Bank (Antilles) N.V.                          ING Bank N.V.                                                        51.00
Intervest B.V.                                           Bank Mendes Gans N.V.                                                 9.46
Inverberg  B.V.                                          ING Prena B.V.                                                      100.00
Inversiones Cali Limitada                                Prosana S.A.                                                         99.00
Inversiones Corporativas Automotrices                    ING Seguros Commercial America                                       25.00
Inversiones DCV S.A.                                     ING S.A.                                                             23.10
Inversiones Medellin Limitada                            Prosana S.A.                                                         99.00
Invertcom Ltd.                                           ING Lease (UK) Limited                                              100.00
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC                           ING Brokers Network, LLC                                            100.00
Investors Financial Planning, Inc.                       Investors Financial Group, LLC                                      100.00
IsaNet S.A.                                              Banque Bruxelles Lambert S.A.                                        18.00
J & A Holding B.V.                                       ING Prena B.V.                                                      100.00
J. VLASBLOM ASSURANTIEN B.V.                             B.V. Algemene Beleggingsmaatschappij Reigerdaal                      37.50
J.B. van den Brink Beleggingsmaatschappij B.V.           ING Prena B.V.                                                      100.00
J.H. Moes Holding B.V.                                   ING Prena B.V.                                                      100.00
J.W.Th.M. Kohlen Beheer B.V.                             ING Prena B.V.                                                      100.00
Jansen en Zoon Assuradeuren B.V.                         Belhaska XI B.V.                                                    100.00
Jansen Groenendijk Assurantiemakelaars B.V.              Belhaska XI B.V.                                                    100.00
Jarandilla B.V.                                          ING Prena B.V.                                                      100.00
Jean-Paul de Waal Holding B.V.                           Trust Maatschappij ING Bank B.V.                                    100.00
Jemaas Beheer B.V.                                       ING Prena B.V.                                                      100.00
Jet N.V.                                                 ING Trust B.V.                                                      100.00
Jetta Vastgoed B.V.                                      ING Vastgoed Fondsbelegging B.V.                                    100.00
Jomicapa B.V.                                            Sutherland Beheer B.V.                                              100.00
Jongert Beheer B.V.                                      ING Prena B.V.                                                      100.00
JTB Group B.V.                                           ING Prena B.V.                                                      100.00
JUZA Onroerend Goed B.V.                                 Westland/Utrecht Hypotheekbank N.V.                                 100.00
K & M Beheer B.V.                                        ING Prena B.V.                                                      100.00
Kager Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Kalival S.A.                                             Banque Bruxelles Lambert S.A.                                       100.00
Kalliope B.V.                                            ING Prena B.V.                                                      100.00
Kamadora Investments N.V.                                Middenbank Curacao N.V.                                             100.00
Kantoor Velperpoort B.V.                                 MBO-Vastgoed Lease B.V.                                             100.00
Kantoorgebouw Johan de Wittlaan B.V.                     Nationale Nederlanden Interfinance B.V.                             100.00
Kapelaansdijk I B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
Kazarian Insurance Brokers Limited                       Equisure Insurance Services Ltd.                                    100.00
Kema Financieel Adviseurs B.V.                           Belhaska XI B.V.                                                    100.00
Kenau B.V.                                               Bouwmaatschappij Mecklenburgplein B.V.                              100.00
Kervezee  Schotte Adviesgroep B.V.                       Belhaska XI B.V.                                                    100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
International Aviation S.A.
International Credit Service S.A.S.
International Driver Service B.V.
International Factors S.A.
International Factors Services S.A.
International Fund Managers (Ireland) Ltd.
International Fund Managers UK Ltd.
International Metal Trading Limited
International Private Equity Services Limited
International Securitisation Managers (Ireland) Ltd.
Interned Holding B.V.
Interpartes incasso B.V.
Interpay Nederland B.V.
Interunion Bank (Antilles) N.V.
Intervest B.V.
Inverberg  B.V.
Inversiones Cali Limitada
Inversiones Corporativas Automotrices                    Fianzas Comercial America          25.00  Pensiones Comercial
                                                                                                    America                   25.00
Inversiones DCV S.A.
Inversiones Medellin Limitada
Invertcom Ltd.
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC
Investors Financial Planning, Inc.
IsaNet S.A.
J & A Holding B.V.
J. VLASBLOM ASSURANTIEN B.V.
J.B. van den Brink Beleggingsmaatschappij B.V.
J.H. Moes Holding B.V.
J.W.Th.M. Kohlen Beheer B.V.
Jansen en Zoon Assuradeuren B.V.
Jansen Groenendijk Assurantiemakelaars B.V.
Jarandilla B.V.
Jean-Paul de Waal Holding B.V.
Jemaas Beheer B.V.
Jet N.V.
Jetta Vastgoed B.V.
Jomicapa B.V.
Jongert Beheer B.V.
JTB Group B.V.
JUZA Onroerend Goed B.V.
K & M Beheer B.V.
Kager Poort B.V.
Kalival S.A.
Kalliope B.V.
Kamadora Investments N.V.
Kantoor Velperpoort B.V.
Kantoorgebouw Johan de Wittlaan B.V.
Kapelaansdijk I B.V.
Kazarian Insurance Brokers Limited
Kema Financieel Adviseurs B.V.
Kenau B.V.
Kervezee  Schotte Adviesgroep B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
International Aviation S.A.
International Credit Service S.A.S.
International Driver Service B.V.
International Factors S.A.
International Factors Services S.A.
International Fund Managers (Ireland) Ltd.
International Fund Managers UK Ltd.
International Metal Trading Limited
International Private Equity Services Limited
International Securitisation Managers (Ireland) Ltd.
Interned Holding B.V.
Interpartes incasso B.V.
Interpay Nederland B.V.
Interunion Bank (Antilles) N.V.
Intervest B.V.
Inverberg  B.V.
Inversiones Cali Limitada
Inversiones Corporativas Automotrices                    Servicios Immobiliarios La
                                                          Comercial                         25.00
Inversiones DCV S.A.
Inversiones Medellin Limitada
Invertcom Ltd.
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC
Investors Financial Planning, Inc.
IsaNet S.A.
J & A Holding B.V.
J. VLASBLOM ASSURANTIEN B.V.
J.B. van den Brink Beleggingsmaatschappij B.V.
J.H. Moes Holding B.V.
J.W.Th.M. Kohlen Beheer B.V.
Jansen en Zoon Assuradeuren B.V.
Jansen Groenendijk Assurantiemakelaars B.V.
Jarandilla B.V.
Jean-Paul de Waal Holding B.V.
Jemaas Beheer B.V.
Jet N.V.
Jetta Vastgoed B.V.
Jomicapa B.V.
Jongert Beheer B.V.
JTB Group B.V.
JUZA Onroerend Goed B.V.
K & M Beheer B.V.
Kager Poort B.V.
Kalival S.A.
Kalliope B.V.
Kamadora Investments N.V.
Kantoor Velperpoort B.V.
Kantoorgebouw Johan de Wittlaan B.V.
Kapelaansdijk I B.V.
Kazarian Insurance Brokers Limited
Kema Financieel Adviseurs B.V.
Kenau B.V.
Kervezee  Schotte Adviesgroep B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Kijkgroep B.V.                                           ING Prena B.V.                                                      100.00
Kilduff Investments Ltd.                                 Equisure Financial Network, Inc.                                    100.00
Kilse Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Kleber Vastgoed B.V.                                     BOZ B.V.                                                            100.00
Koolhaas Verzekeringen N.V.                              Nationale-Nederlanden Schadeverzekering Maatschappij N.V.           100.00
Korea Special Opportunities Fund Plc.                                                                                             -
Kort Ambacht Maatschappij tot exploitatie van
 onroerende goederen B.V.                                Westland/Utrecht Hypotheekbank N.V.                                 100.00
Koster Hodes Verzekeringen B.V.                          T. Koster Beheer B.V.                                               100.00
Kouwenberg Holding B.V.                                  ING Prena B.V.                                                      100.00
L. Beaton Insurance Brokers Inc.                         Equisure Insurance Services Ltd.                                    100.00
L. Herrebout Beleggingen B.V.                            ING Prena B.V.                                                      100.00
L.Martens Beheer B.V.                                    ING Prena B.V.                                                      100.00
La Compagnie d'Assurances Belair                         ING Canada Inc.                                                      97.00
La Gro's Assurantiekantoor B.V.                          Belhaska XI B.V.                                                    100.00
Laboratorio Bio Imagen Limitada                          Cruz Blanca EPS S.A.                                                 99.00
Lagotis B.V.                                             ING Prena B.V.                                                      100.00
Langosta B.V.                                            BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
Larino B.V.                                              ING Prena B.V.                                                      100.00
Latourette B.V.                                          ING Prena B.V.                                                      100.00
Lauwers Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
Le Groupe 3PCS inc.                                      3662578 Canada Inc.(7)                                              100.00
Leasing Principals Limited                               CW Lease UK Ltd                                                     100.00
Leaver B.V.                                              ING Prena B.V.                                                      100.00
Ledanca B.V.                                             ING Prena B.V.                                                      100.00
Leidse Rijn Poort B.V.                                   Westland/Utrecht Leasing B.V.                                       100.00
Lekse Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Leleque Pty Limited                                      Mercantile Mutual Insurance (Australia) Ltd.                        100.00
Leocadia B.V.                                            ING Prena B.V.                                                      100.00
Leontina B.V.                                            ING Groep N.V.                                                      100.00
Lewing Developments Pty Ltd                              ING Real Estate Asset Management Australia Pty Ltd                  100.00
Licorera B.V.                                            ING Prena B.V.                                                      100.00
Liecene B.V.                                             ING Prena B.V.                                                      100.00
Lies C.V.                                                Marqes 11 B.V.                                                      100.00
Life Insurance Company of Georgia                        ING America Life Corporation                                        100.00
Life of Georgia Agency, Inc.                             ING America Life Corporation                                        100.00
Limburgse Waterpoort B.V.                                Westland/Utrecht Leasing B.V.                                       100.00
Lindenburgh C.V.                                         ?                                                                     1.00
Lingese Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
Lion Connecticut Holdings, Inc.                          ING America Insurance Holdings, Inc.                                100.00
Lion Custom Investments LLC                              ING America Insurance Holdings, Inc.                                100.00
Lion II Custom Investments LLC                           ING America Insurance Holdings, Inc.                                100.00
Lion Philippine Ventures, Inc.                           ING International Insurance Holdings, Inc.                          100.00
lmmo Property Tripolis A B.V.                            ING Vastgoed Belegging B.V.                                         100.00
Locabel Immo S.A.                                        ING Lease Belgium S.A.                                              100.00
Locabel-Invest S.A.                                      ING Lease Belgium S.A.                                              100.00
Location 3 Ltd.                                          Sterling Developments B.V.                                          100.00
Locura Belegging B.V.                                    ING Bank N.V.                                                       100.00
Lokmaipattana Co. Limited                                ING (International) Limited                                         100.00
Lomajoma Holdings B.V.                                   ING Prena B.V.                                                      100.00
Londam B.V.                                              ING Prena B.V.                                                      100.00
London & Amsterdam Development Ltd.                      ING Real Estate Development International B.V.                       50.00
London & Amsterdam Properties Ltd.                       ING Real Estate Development International B.V.                      100.00
London and Leeds Investments (Holland) B.V.              Trust Maatschappij ING Bank B.V.                                    100.00
London and Leeds Investments 1 B.V.                      Trust Maatschappij ING Bank B.V.                                    100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Kijkgroep B.V.
Kilduff Investments Ltd.
Kilse Poort B.V.
Kleber Vastgoed B.V.
Koolhaas Verzekeringen N.V.
Korea Special Opportunities Fund Plc.
Kort Ambacht Maatschappij tot exploitatie van
 onroerende goederen B.V.
Koster Hodes Verzekeringen B.V.
Kouwenberg Holding B.V.
L. Beaton Insurance Brokers Inc.
L. Herrebout Beleggingen B.V.
L.Martens Beheer B.V.
La Compagnie d'Assurances Belair
La Gro's Assurantiekantoor B.V.
Laboratorio Bio Imagen Limitada
Lagotis B.V.
Langosta B.V.
Larino B.V.
Latourette B.V.
Lauwers Poort B.V.
Le Groupe 3PCS inc.
Leasing Principals Limited
Leaver B.V.
Ledanca B.V.
Leidse Rijn Poort B.V.
Lekse Poort B.V.
Leleque Pty Limited
Leocadia B.V.
Leontina B.V.
Lewing Developments Pty Ltd
Licorera B.V.
Liecene B.V.
Lies C.V.
Life Insurance Company of Georgia
Life of Georgia Agency, Inc.
Limburgse Waterpoort B.V.
Lindenburgh C.V.
Lingese Poort B.V.
Lion Connecticut Holdings, Inc.
Lion Custom Investments LLC
Lion II Custom Investments LLC
Lion Philippine Ventures, Inc.
lmmo Property Tripolis A B.V.
Locabel Immo S.A.
Locabel-Invest S.A.
Location 3 Ltd.
Locura Belegging B.V.
Lokmaipattana Co. Limited
Lomajoma Holdings B.V.
Londam B.V.
London & Amsterdam Development Ltd.
London & Amsterdam Properties Ltd.
London and Leeds Investments (Holland) B.V.
London and Leeds Investments 1 B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Kijkgroep B.V.
Kilduff Investments Ltd.
Kilse Poort B.V.
Kleber Vastgoed B.V.
Koolhaas Verzekeringen N.V.
Korea Special Opportunities Fund Plc.
Kort Ambacht Maatschappij tot exploitatie van
 onroerende goederen B.V.
Koster Hodes Verzekeringen B.V.
Kouwenberg Holding B.V.
L. Beaton Insurance Brokers Inc.
L. Herrebout Beleggingen B.V.
L.Martens Beheer B.V.
La Compagnie d'Assurances Belair
La Gro's Assurantiekantoor B.V.
Laboratorio Bio Imagen Limitada
Lagotis B.V.
Langosta B.V.
Larino B.V.
Latourette B.V.
Lauwers Poort B.V.
Le Groupe 3PCS inc.
Leasing Principals Limited
Leaver B.V.
Ledanca B.V.
Leidse Rijn Poort B.V.
Lekse Poort B.V.
Leleque Pty Limited
Leocadia B.V.
Leontina B.V.
Lewing Developments Pty Ltd
Licorera B.V.
Liecene B.V.
Lies C.V.
Life Insurance Company of Georgia
Life of Georgia Agency, Inc.
Limburgse Waterpoort B.V.
Lindenburgh C.V.
Lingese Poort B.V.
Lion Connecticut Holdings, Inc.
Lion Custom Investments LLC
Lion II Custom Investments LLC
Lion Philippine Ventures, Inc.
lmmo Property Tripolis A B.V.
Locabel Immo S.A.
Locabel-Invest S.A.
Location 3 Ltd.
Locura Belegging B.V.
Lokmaipattana Co. Limited
Lomajoma Holdings B.V.
Londam B.V.
London & Amsterdam Development Ltd.
London & Amsterdam Properties Ltd.
London and Leeds Investments (Holland) B.V.
London and Leeds Investments 1 B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
London and Leeds Investments 2 B.V.                      Trust Maatschappij ING Bank B.V.                                    100.00
Longbow Fund Limited                                     ?                                                                        -
Longwood Offshore Fund                                   ?                                                                        -
Loodsschipper B.V.                                       ING Prena B.V.                                                      100.00
Lorkendreef Beheer N.V.                                  ING Prena B.V.                                                      100.00
Lotalota B.V.                                            ING Prena B.V.                                                      100.00
Louvreffel                                               Banque Bruxelles Lambert S.A.                                       100.00
Lovento B.V.                                             ING Prena B.V.                                                      100.00
LSSI Nevada, Inc.                                        LSSI, Inc.                                                          100.00
LSSI North Carolina, Inc.                                LSSI, Inc.                                                          100.00
LSSI Ohio Agency, Inc.                                   LSSI, Inc.                                                          100.00
LSSI Texas, Inc.                                         LSSI, Inc.                                                          100.00
LSSI, Inc.                                               Locust Street Securities, Inc.                                      100.00
Lucena Onroerend Goed B.V.                               ING Real Estate Development International B.V.                      100.00
Lugtenburg Assurantien B.V.                              Belhaska XI B.V.                                                    100.00
Lunamar N.V.                                             ING Prena B.V.                                                      100.00
Lupulo B.V.                                              ING Prena B.V.                                                      100.00
Lustroso B.V.                                            ING Prena B.V.                                                      100.00
Luteola B.V.                                             ING Bank N.V.                                                       100.00
M.A.F.G. Ltd.                                            Mercantile Mutual Insurance (Australia) Ltd.                        100.00
M.B. van der Vlerk B.V.                                  ING Prena B.V.                                                      100.00
M.D.W. LLC.                                              Banque Bruxelles Lambert S.A.                                        99.00
Maas Erasmus B.V.                                        ING Vastgoed Ontwikkeling B.V.                                      100.00
Maastrichter Poort B.V.                                  Westland/Utrecht Leasing B.V.                                       100.00
Maatschappij Stadhouderslaan B.V.                        Nationale-Nederlanden Holdinvest B.V.                               100.00
Maatschappij tot Exploitatie van Onroerende Goederen
 "GrandHotel" B.V.                                       Nationale Nederlanden Interfinance B.V.                             100.00
Maatschappij tot Exploitatie van Onroerende Goederen
 "Kurhaus" B.V.                                          Nationale Nederlanden Interfinance B.V.                             100.00
Maatschappij tot Exploitatie van Onroerende Goederen
 "Palace" B.V.                                           Nationale Nederlanden Interfinance B.V.                             100.00
Macdonald Chisholm Holdings Limited                      Macdonald Chisholm Incorporated                                     100.00
Macdonald Chisholm Incorporated                          Equisure Financial Network, Inc.                                    100.00
MacLeod Fepco Insurance Brokers Ltd.                     Equisure Insurance Services Ltd.                                    100.00
Maculata B.V.                                            ING Groep N.V.                                                      100.00
Madival S.A.                                             Kalival  S.A.                                                       100.00
Madrigal B.V.                                            ING Prena B.V.                                                      100.00
Maketravel Limited                                       ING Securities Services Limited                                     100.00
Management Services ING Bank B.V.                        ING Trust (Nederland) B.V.                                          100.00
Mariahove C.V.                                           ?                                                                     1.00
Marienburg V.O.F.                                        MBO Marienburg B.V.                                                  50.00
Markse Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Marktpassage Helmstedt GmbH & Co.KG                      ING-BHF Bank AG                                                      67.96
Marqes 11 B.V.                                           MBO-Vastgoed Lease B.V.                                             100.00
Marqes 5 B.V.                                            ING Vastgoed B.V.                                                   100.00
Marqes 6 B.V.                                            ING Vastgoed Asset Management B.V.                                  100.00
Marqes 7 B.V.                                            ING Vastgoed Asset Management B.V.                                  100.00
Marqes 8 B.V.                                            ING Support Holding B.V.                                            100.00
Marres B.V.                                              Nationale-Nederlanden Nederland B.V.                                100.00
Marvest C.V.                                             ?                                                                        -
Matecom B.V.                                             ING Prena B.V.                                                      100.00
Math. Holding B.V.                                       ING Prena B.V.                                                      100.00
Matricula B.V.                                           ING Trust (BVI) Ltd.                                                100.00
Matthew Holding B.V.                                     ING Prena B.V.                                                      100.00
Mazairac Belegging B.V.                                  ING Prena B.V.                                                      100.00
MBO Brinkstraat B.V.                                     MBO Brinkstraat Holding B.V.                                        100.00
MBO Brinkstraat Grond B.V.                               MBO Brinkstraat Holding B.V.                                        100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
London and Leeds Investments 2 B.V.
Longbow Fund Limited
Longwood Offshore Fund
Loodsschipper B.V.
Lorkendreef Beheer N.V.
Lotalota B.V.
Louvreffel
Lovento B.V.
LSSI Nevada, Inc.
LSSI North Carolina, Inc.
LSSI Ohio Agency, Inc.
LSSI Texas, Inc.
LSSI, Inc.
Lucena Onroerend Goed B.V.
Lugtenburg Assurantien B.V.
Lunamar N.V.
Lupulo B.V.
Lustroso B.V.
Luteola B.V.
M.A.F.G. Ltd.
M.B. van der Vlerk B.V.
M.D.W. LLC.
Maas Erasmus B.V.
Maastrichter Poort B.V.
Maatschappij Stadhouderslaan B.V.
Maatschappij tot Exploitatie van Onroerende Goederen
 "GrandHotel" B.V.
Maatschappij tot Exploitatie van Onroerende Goederen
 "Kurhaus" B.V.
Maatschappij tot Exploitatie van Onroerende Goederen
 "Palace" B.V.
Macdonald Chisholm Holdings Limited
Macdonald Chisholm Incorporated
MacLeod Fepco Insurance Brokers Ltd.
Maculata B.V.
Madival S.A.
Madrigal B.V.
Maketravel Limited
Management Services ING Bank B.V.
Mariahove C.V.
Marienburg V.O.F.
Markse Poort B.V.
Marktpassage Helmstedt GmbH & Co.KG
Marqes 11 B.V.
Marqes 5 B.V.
Marqes 6 B.V.
Marqes 7 B.V.
Marqes 8 B.V.
Marres B.V.
Marvest C.V.
Matecom B.V.
Math. Holding B.V.
Matricula B.V.
Matthew Holding B.V.
Mazairac Belegging B.V.
MBO Brinkstraat B.V.
MBO Brinkstraat Grond B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
London and Leeds Investments 2 B.V.
Longbow Fund Limited
Longwood Offshore Fund
Loodsschipper B.V.
Lorkendreef Beheer N.V.
Lotalota B.V.
Louvreffel
Lovento B.V.
LSSI Nevada, Inc.
LSSI North Carolina, Inc.
LSSI Ohio Agency, Inc.
LSSI Texas, Inc.
LSSI, Inc.
Lucena Onroerend Goed B.V.
Lugtenburg Assurantien B.V.
Lunamar N.V.
Lupulo B.V.
Lustroso B.V.
Luteola B.V.
M.A.F.G. Ltd.
M.B. van der Vlerk B.V.
M.D.W. LLC.
Maas Erasmus B.V.
Maastrichter Poort B.V.
Maatschappij Stadhouderslaan B.V.
Maatschappij tot Exploitatie van Onroerende Goederen
 "GrandHotel" B.V.
Maatschappij tot Exploitatie van Onroerende Goederen
 "Kurhaus" B.V.
Maatschappij tot Exploitatie van Onroerende Goederen
 "Palace" B.V.
Macdonald Chisholm Holdings Limited
Macdonald Chisholm Incorporated
MacLeod Fepco Insurance Brokers Ltd.
Maculata B.V.
Madival S.A.
Madrigal B.V.
Maketravel Limited
Management Services ING Bank B.V.
Mariahove C.V.
Marienburg V.O.F.
Markse Poort B.V.
Marktpassage Helmstedt GmbH & Co.KG
Marqes 11 B.V.
Marqes 5 B.V.
Marqes 6 B.V.
Marqes 7 B.V.
Marqes 8 B.V.
Marres B.V.
Marvest C.V.
Matecom B.V.
Math. Holding B.V.
Matricula B.V.
Matthew Holding B.V.
Mazairac Belegging B.V.
MBO Brinkstraat B.V.
MBO Brinkstraat Grond B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
MBO Brinkstraat Holding B.V.                             ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Camargo SA                                           ING Real Estate Development International B.V.                      100.00
MBO Catharijnesingel B.V.                                MBO Catharijnesingel Holding B.V.                                   100.00
MBO Catharijnesingel Grond B.V.                          MBO Catharijnesingel Holding B.V.                                   100.00
MBO Catharijnesingel Holding B.V.                        ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO De Hamershof II B.V.                                 Technisch Bureau Nijhof B.V.                                        100.00
MBO De Hamershof II Grond B.V.                           MBO De Hamershof II Holding B.V.                                    100.00
MBO De Hamershof II Holding B.V.                         ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Dommelstaete Holding B.V.                            Vastgoed Visarenddreef Holding B.V.                                 100.00
MBO Emmasingel B.V.                                      MBO Emmasingel Holding B.V.                                         100.00
MBO Emmasingel Grond B.V.                                MBO Emmasingel Holding B.V.                                         100.00
MBO Emmasingel Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Guyotplein B.V.                                      MBO Guyotplein Holding B.V.                                         100.00
MBO Guyotplein Grond B.V.                                MBO Guyotplein Holding B.V.                                         100.00
MBO Guyotplein Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Kousteensedijk B.V.                                  MBO Kousteensedijk Holding B.V.                                     100.00
MBO Kousteensedijk Grond B.V.                            MBO Kousteensedijk Holding B.V.                                     100.00
MBO Kousteensedijk Holding B.V.                          ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Kruseman Van Eltenweg B.V.                           MBO Kruseman van Eltenweg Holding B.V.                              100.00
MBO Kruseman Van Eltenweg Grond B.V.                     MBO Kruseman van Eltenweg Holding B.V.                              100.00
MBO Kruseman Van Eltenweg Holding B.V.                   ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO LaFarga S.A.                                         ING Real Estate International Development B.V.                      100.00
MBO Marienburg B.V.                                      ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Morisson Ltd.                                        ING Real Estate International Development B.V.                       50.00
MBO North America Finance B.V.                           ING Vastgoed Financiering N.V.                                      100.00
MBO Oranjerie B.V.                                       MBO Oranjerie Holding B.V.                                          100.00
MBO Oranjerie Grond B.V.                                 MBO Oranjerie Holding B.V.                                          100.00
MBO Oranjerie Holding B.V.                               ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Pleintoren B.V.                                      MBO Pleintoren Holding B.V.                                         100.00
MBO Pleintoren Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Riho C.V.                                            MBO-Vastgoed Lease B.V.                                             100.00
MBO Stadspoort B.V.                                      MBO Stadspoort Holding B.V.                                         100.00
MBO Stadspoort Grond B.V.                                MBO Stadspoort Holding B.V.                                         100.00
MBO Stadspoort Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Vastgoed Lease B.V.                                  ING Vastgoed Financiering N.V.                                      100.00
MBO Via Catarina B.V.                                    ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Walburg Grond B.V.                                   MBO Walburg Holding B.V.                                            100.00
MBO Willem II Singel B.V.                                MBO Willem II Singel Holding B.V.                                   100.00
MBO Willem II Singel Grond B.V.                          MBO Willem II Singel Holding B.V.                                   100.00
MBO Willem II Singel Holding B.V.                        ING Vastgoed Ontwikkeling B.V.                                      100.00
MBO Zuidplein II B.V.                                    MBO Zuidplein II Holding B.V.                                       100.00
MBO Zuidplein II Grond B.V.                              MBO Zuidplein II Holding B.V.                                       100.00
MBO Zuidplein II Holding B.V.                            ING Vastgoed Ontwikkeling B.V.                                      100.00
MC-BBL Eastern European (Holdings)                       Banque Bruxelles Lambert S.A.                                        50.66
Medallion Insurance (Edmonton) Ltd.                      Equisure Financial Network, Inc.                                    100.00
Medicine Hat Insurance Inc.                              Equisure Financial Network, Inc.                                    100.00
Melifluo B.V.                                            ING Bank N.V.                                                       100.00
Mercantile Equities Ltd.                                 Mercantile Mutual Insurance (Australia) Ltd.                        100.00
Mercantile Mutual Financial Services Ltd.                ING Life Australia Holdings PTY Limited                             100.00
Mercantile Mutual Insurance (Australia) Ltd.             NNA Pty Limited                                                     100.00
Mercantile Mutual Insurance (N.S.W. Workers
 Compensation) Ltd.                                      Mercantile Mutual Insurance (Workers Compensation) Ltd.             100.00
Mercantile Mutual Insurance (SA Workers Compensation)
 Ltd.                                                    Mercantile Mutual Insurance (Workers Compensation) Ltd.             100.00
Mercantile Mutual Insurance (Workers Compensation) Ltd.  NNA Pty Limited                                                     100.00
Mercantile Mutual Insurance Equities                     Mercantile Mutual Insurance (Australia) Ltd.                        100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
MBO Brinkstraat Holding B.V.
MBO Camargo SA
MBO Catharijnesingel B.V.
MBO Catharijnesingel Grond B.V.
MBO Catharijnesingel Holding B.V.
MBO De Hamershof II B.V.
MBO De Hamershof II Grond B.V.
MBO De Hamershof II Holding B.V.
MBO Dommelstaete Holding B.V.
MBO Emmasingel B.V.
MBO Emmasingel Grond B.V.
MBO Emmasingel Holding B.V.
MBO Guyotplein B.V.
MBO Guyotplein Grond B.V.
MBO Guyotplein Holding B.V.
MBO Kousteensedijk B.V.
MBO Kousteensedijk Grond B.V.
MBO Kousteensedijk Holding B.V.
MBO Kruseman Van Eltenweg B.V.
MBO Kruseman Van Eltenweg Grond B.V.
MBO Kruseman Van Eltenweg Holding B.V.
MBO LaFarga S.A.
MBO Marienburg B.V.
MBO Morisson Ltd.
MBO North America Finance B.V.
MBO Oranjerie B.V.
MBO Oranjerie Grond B.V.
MBO Oranjerie Holding B.V.
MBO Pleintoren B.V.
MBO Pleintoren Holding B.V.
MBO Riho C.V.
MBO Stadspoort B.V.
MBO Stadspoort Grond B.V.
MBO Stadspoort Holding B.V.
MBO Vastgoed Lease B.V.
MBO Via Catarina B.V.
MBO Walburg Grond B.V.
MBO Willem II Singel B.V.
MBO Willem II Singel Grond B.V.
MBO Willem II Singel Holding B.V.
MBO Zuidplein II B.V.
MBO Zuidplein II Grond B.V.
MBO Zuidplein II Holding B.V.
MC-BBL Eastern European (Holdings)
Medallion Insurance (Edmonton) Ltd.
Medicine Hat Insurance Inc.
Melifluo B.V.
Mercantile Equities Ltd.
Mercantile Mutual Financial Services Ltd.
Mercantile Mutual Insurance (Australia) Ltd.
Mercantile Mutual Insurance (N.S.W. Workers
 Compensation) Ltd.
Mercantile Mutual Insurance (SA Workers Compensation)
 Ltd.
Mercantile Mutual Insurance (Workers Compensation) Ltd.
Mercantile Mutual Insurance Equities

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
MBO Brinkstraat Holding B.V.
MBO Camargo SA
MBO Catharijnesingel B.V.
MBO Catharijnesingel Grond B.V.
MBO Catharijnesingel Holding B.V.
MBO De Hamershof II B.V.
MBO De Hamershof II Grond B.V.
MBO De Hamershof II Holding B.V.
MBO Dommelstaete Holding B.V.
MBO Emmasingel B.V.
MBO Emmasingel Grond B.V.
MBO Emmasingel Holding B.V.
MBO Guyotplein B.V.
MBO Guyotplein Grond B.V.
MBO Guyotplein Holding B.V.
MBO Kousteensedijk B.V.
MBO Kousteensedijk Grond B.V.
MBO Kousteensedijk Holding B.V.
MBO Kruseman Van Eltenweg B.V.
MBO Kruseman Van Eltenweg Grond B.V.
MBO Kruseman Van Eltenweg Holding B.V.
MBO LaFarga S.A.
MBO Marienburg B.V.
MBO Morisson Ltd.
MBO North America Finance B.V.
MBO Oranjerie B.V.
MBO Oranjerie Grond B.V.
MBO Oranjerie Holding B.V.
MBO Pleintoren B.V.
MBO Pleintoren Holding B.V.
MBO Riho C.V.
MBO Stadspoort B.V.
MBO Stadspoort Grond B.V.
MBO Stadspoort Holding B.V.
MBO Vastgoed Lease B.V.
MBO Via Catarina B.V.
MBO Walburg Grond B.V.
MBO Willem II Singel B.V.
MBO Willem II Singel Grond B.V.
MBO Willem II Singel Holding B.V.
MBO Zuidplein II B.V.
MBO Zuidplein II Grond B.V.
MBO Zuidplein II Holding B.V.
MC-BBL Eastern European (Holdings)
Medallion Insurance (Edmonton) Ltd.
Medicine Hat Insurance Inc.
Melifluo B.V.
Mercantile Equities Ltd.
Mercantile Mutual Financial Services Ltd.
Mercantile Mutual Insurance (Australia) Ltd.
Mercantile Mutual Insurance (N.S.W. Workers
 Compensation) Ltd.
Mercantile Mutual Insurance (SA Workers Compensation)
 Ltd.
Mercantile Mutual Insurance (Workers Compensation) Ltd.
Mercantile Mutual Insurance Equities

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Mutual Staff Retirement Fund Pty Limited      Mercantile Mutual Holdings Ltd.                                     100.00
Mercantile Mutual Worksure Limited                       Mercantile Mutual Insurance (Workers Compensation) Ltd.             100.00
Mercurius Beheer B.V.                                    BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.               100.00
MFSC Insurance Agency of Massachusetts, Inc.             Multi-Financial Securities Corporation                              100.00
MFSC Insurance Agency of Ohio, Inc.                      Multi-Financial Securities Corporation                              100.00
MFSC Insurance Agency of Texas, Inc.                     Multi-Financial Securities Corporation                              100.00
Mia Ofice Americas, inc.                                 ING America Insurance Holdings, Inc.                                100.00
Middelburger Poort B.V.                                  Westland/Utrecht Leasing B.V.                                       100.00
Middenbank Curacao N.V.                                  ING Bank N.V.                                                       100.00
Midwestern United Life Insurance Company                 Security Life of Denver Insurance Company                           100.00
Mijcene B.V.                                             Trust Maatschappij ING Bank B.V.                                    100.00
Minewell Limited                                         ING Baring Far East Nominees Limited                                 50.00
Minnaar Holding B.V.                                     ING Prena B.V.                                                      100.00
Miopia B.V.                                              ING Prena B.V.                                                      100.00
MKB Advies Deelnemingen B.V.                             ING Bank N.V.                                                       100.00
MKB Adviseurs B.V.                                       MKB Advies Deelnemingen B.V.                                        100.00
MKB Beleggingen B.V.                                     ING Bank Corporate Investments B.V.                                 100.00
MKB Card B.V.                                            ING Bank N.V.                                                        50.00
MKB Investments B.V.                                     ING Bank N.V.                                                       100.00
MKB Punt B.V.                                            ING Bank N.V.                                                       100.00
MKB Vliehors II B.V.                                     ING Bank Corporate Investments B.V.                                 100.00
MKL Rentals Limited                                      ING Lease (UK) Limited                                              100.00
MM Broker Services Limited                               ING Life Limited                                                    100.00
MML Properties Pty. Ltd.                                 ING Life Limited                                                    100.00
Molenweide B.V.                                          ING Prena B.V.                                                       71.02
Moneyramp.com Ltd.                                       Equisure Financial Network, Inc.                                    100.00
Monna N.V.                                               ING Trust (Antilles) NV                                             100.00
Morche B.V.                                              ING Prena B.V.                                                      100.00
Morgex Insurance Group Ltd.                              Medallion Insurance (Edmonton) Ltd.                                  99.00
Motores Generales                                        Inversiones Corporativas Automotrices                                99.84
Movir Financele Diensten B.V.                            Nationale-Nederlanden Nederland B.V.                                100.00
Movir N.V.                                               Nationale-Nederlanden Nederland B.V.                                100.00
Mucc N.V.                                                BBL Hold S.A.                                                        33.33
Muguet B.V.                                              ING Prena B.V.                                                      100.00
Muidergracht Onroerend Goed B.V.                         Hypothecair Belang Gaasperdam I N.V.                                100.00
Mularis N.V.                                             ING Prena B.V.                                                      100.00
Mullens Nominees Pty Ltd. (MNPL)                         BBL Nominees Ltd                                                    100.00
Muller Bouwparticipatie B.V.                             ING Vastgoed Ontwikkeling B.V.                                      100.00
MultiAccess B.V.                                         ING Bank N.V.                                                       100.00
Multicover B.V.                                          ING Prena B.V.                                                      100.00
Multi-Financial Group, Inc                               ING Advisors Network, Inc.                                          100.00
Multi-Financial Securities Corporation of Arizona, Inc.  Multi-Financial Securities Corporation                              100.00
Multi-Financial Securities Corporation of California,
 Inc.                                                    Multi-Financial Securities Corporation                              100.00
Multi-Financial Securities Corporation of Nevada, Inc.   Multi-Financial Securities Corporation                              100.00
Mundaka B.V.                                             Trust Maatschappij ING Bank B.V.                                    100.00
Mustang B.V.                                             ING Prena B.V.                                                      100.00
Muteka B.V.                                              NMB-Heller Holding N.V.                                             100.00
N&M Holding N.V.                                         ING Bank Corporate Investments B.V.                                 100.00
N.N. US Realty Corp.                                     Nationale-Nederlanden Intertrust B.V.                               100.00
N.V. Arnhemsche Hypotheekbank voor Nederland             Nationale-Nederlanden Hypotheekbank N.V.                            100.00
N.V. Arubaanse Verzekeringsagenturen                     Nationale-Nederlanden Internationale Schadeverzekering N.V.         100.00
N.V. Balmore                                             ING Verzekeringen N.V.                                              100.00
N.V. Belegging- en beheermaatschappij "Keizersgracht"    N.V. Nationale Borg-Maatschappij                                    100.00
N.V. Haagsche Herverzekering-Maatschappij van 1836       Nationale Nederlanden Interfinance B.V.                             100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Mutual Staff Retirement Fund Pty Limited
Mercantile Mutual Worksure Limited
Mercurius Beheer B.V.
MFSC Insurance Agency of Massachusetts, Inc.
MFSC Insurance Agency of Ohio, Inc.
MFSC Insurance Agency of Texas, Inc.
Mia Ofice Americas, inc.
Middelburger Poort B.V.
Middenbank Curacao N.V.
Midwestern United Life Insurance Company
Mijcene B.V.
Minewell Limited                                         INGB Dormant Holding Company
                                                          Limited                           50.00
Minnaar Holding B.V.
Miopia B.V.
MKB Advies Deelnemingen B.V.
MKB Adviseurs B.V.
MKB Beleggingen B.V.
MKB Card B.V.
MKB Investments B.V.
MKB Punt B.V.
MKB Vliehors II B.V.
MKL Rentals Limited
MM Broker Services Limited
MML Properties Pty. Ltd.
Molenweide B.V.
Moneyramp.com Ltd.
Monna N.V.
Morche B.V.
Morgex Insurance Group Ltd.                              Equisure Financial Network,
                                                          Inc.                               0.33  Healey Insurance
                                                                                                    Consultants Ltd.           0.33
Motores Generales
Movir Financele Diensten B.V.
Movir N.V.
Mucc N.V.
Muguet B.V.
Muidergracht Onroerend Goed B.V.
Mularis N.V.
Mullens Nominees Pty Ltd. (MNPL)
Muller Bouwparticipatie B.V.
MultiAccess B.V.
Multicover B.V.
Multi-Financial Group, Inc
Multi-Financial Securities Corporation of Arizona, Inc.
Multi-Financial Securities Corporation of California,
 Inc.
Multi-Financial Securities Corporation of Nevada, Inc.
Mundaka B.V.
Mustang B.V.
Muteka B.V.
N&M Holding N.V.
N.N. US Realty Corp.
N.V. Arnhemsche Hypotheekbank voor Nederland
N.V. Arubaanse Verzekeringsagenturen
N.V. Balmore
N.V. Belegging- en beheermaatschappij "Keizersgracht"
N.V. Haagsche Herverzekering-Maatschappij van 1836

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Mutual Staff Retirement Fund Pty Limited
Mercantile Mutual Worksure Limited
Mercurius Beheer B.V.
MFSC Insurance Agency of Massachusetts, Inc.
MFSC Insurance Agency of Ohio, Inc.
MFSC Insurance Agency of Texas, Inc.
Mia Ofice Americas, inc.
Middelburger Poort B.V.
Middenbank Curacao N.V.
Midwestern United Life Insurance Company
Mijcene B.V.
Minewell Limited
Minnaar Holding B.V.
Miopia B.V.
MKB Advies Deelnemingen B.V.
MKB Adviseurs B.V.
MKB Beleggingen B.V.
MKB Card B.V.
MKB Investments B.V.
MKB Punt B.V.
MKB Vliehors II B.V.
MKL Rentals Limited
MM Broker Services Limited
MML Properties Pty. Ltd.
Molenweide B.V.
Moneyramp.com Ltd.
Monna N.V.
Morche B.V.
Morgex Insurance Group Ltd.                              T.L.C. Investments Inc.             0.33
Motores Generales
Movir Financele Diensten B.V.
Movir N.V.
Mucc N.V.
Muguet B.V.
Muidergracht Onroerend Goed B.V.
Mularis N.V.
Mullens Nominees Pty Ltd. (MNPL)
Muller Bouwparticipatie B.V.
MultiAccess B.V.
Multicover B.V.
Multi-Financial Group, Inc
Multi-Financial Securities Corporation of Arizona, Inc.
Multi-Financial Securities Corporation of
 California, Inc.
Multi-Financial Securities Corporation of Nevada, Inc.
Mundaka B.V.
Mustang B.V.
Muteka B.V.
N&M Holding N.V.
N.N. US Realty Corp.
N.V. Arnhemsche Hypotheekbank voor Nederland
N.V. Arubaanse Verzekeringsagenturen
N.V. Balmore
N.V. Belegging- en beheermaatschappij "Keizersgracht"
N.V. Haagsche Herverzekering-Maatschappij van 1836

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
N.V. Instituut voor Ziekenhuisfinanciering               ING Bank N.V.                                                        90.00
N.V. Nationale Borg-Maatschappij                         Nationale-Nederlanden Nederland B.V.                                100.00
N.V. Nationale Volksbank                                 InterAdvies N.V.                                                    100.00
N.V. Square Montgomery                                   Belart S.A.                                                          95.00
N.V. Surinaamse Verzekeringsagenturen                    Nationale-Nederlanden Schadeverzekering Maatschappij N.V.           100.00
N.V. Zeker Vast Gaasperdam                               Hypothecair Belang Gaasperdam I N.V.                                100.00
Nagata Pty Limited                                       ING Funds Management Ltd.                                           100.00
National Alliance for Independent Portfolio Managers,
 Inc.                                                    IFG Advisory, Inc.                                                  100.00
Nationale Hypotheekbank N.V.                             Utrechtse Hypotheekbank N.V.                                        100.00
Nationale Nederlanden Pojistovna a.s.                    ING Continental Europe Holdings B.V.                                100.00
Nationale Omnium N.V.                                    De Vaderlandsche N.V.                                               100.00
Nationale-Nederland Life Insurance Company S.A.          ING Continental Europe Holdings B.V.                                100.00
Nationale-Nederlanden (UK) Ltd.                          Nationale-Nederlanden Overseas Finance and Investment Company       100.00
Nationale-Nederlanden Agencia de Valores S.A.            ING Continental Europe Holdings B.V.                                100.00
Nationale-Nederlanden Beleggingsrekening N.V.            Nationale Nederlanden Interfinance B.V.                             100.00
Nationale-Nederlanden Bouwfonds 1975 B.V.                ING Vastgoed N.V.                                                   100.00
Nationale-Nederlanden Bouwfonds 1976 B.V.                ING Vastgoed N.V.                                                   100.00
Nationale-Nederlanden CSFR Intervest s.r.o.              Nationale-Nederlanden Intervest IX B.V.                             100.00
Nationale-Nederlanden CSFR Real Estate v.o.s.            Nationale Nederlanden Interfinance B.V.                             100.00
Nationale-Nederlanden Financiele Diensten B.V.           ING Bank N.V.                                                       100.00
Nationale-Nederlanden Financiering Maatschappij B.V.     Nationale-Nederlanden Holdinvest B.V.                               100.00
Nationale-Nederlanden Greek General Insurance Company
 S.A.                                                    ING Continental Europe Holdings B.V.                                100.00
Nationale-Nederlanden Holdinvest B.V.                    Nationale Nederlanden Interfinance B.V.                             100.00
Nationale-Nederlanden Hungary Real Estate Kft.           Nationale-Nederlanden Intervest XI B.V.                             100.00
Nationale-Nederlanden Hypotheekbedrijf N.V.              Nationale-Nederlanden Nederland B.V.                                100.00
Nationale-Nederlanden Interfinance B.V.                  ING Verzekeringen N.V.                                              100.00
Nationale-Nederlanden Internationale Schadeverzekering
 N.V.                                                    ING RE Holding (Netherlands) B.V.                                   100.00
Nationale-Nederlanden Intertrust B.V.                    ING Insurance International B.V.                                    100.00
Nationale-Nederlanden Intervest 52 B.V.                  ING Vastgoed N.V.                                                   100.00
Nationale-Nederlanden Intervest II B.V.                  ING REI Investment II B.V.                                          100.00
Nationale-Nederlanden Intervest IV B.V.                  BOZ B.V.                                                            100.00
Nationale-Nederlanden Intervest IX B.V.                  Nationale Nederlanden Interfinance B.V.                             100.00
Nationale-Nederlanden Intervest V B.V.                   BOZ B.V.                                                            100.00
Nationale-Nederlanden Intervest XI B.V.                  ING REI Investment II B.V.                                          100.00
Nationale-Nederlanden Intervest XII B.V.                 ING REI Investment UK B.V.                                          100.00
Nationale-Nederlanden Levensverzekering Maatschappij
 N.V.                                                    Nationale-Nederlanden Nederland B.V.                                100.00
Nationale-Nederlanden Nederland B.V.                     ING Verzekeringen N.V.                                              100.00
Nationale-Nederlanden Overseas Finance and Investment
 Company                                                 ING Insurance International B.V.                                    100.00
Nationale-Nederlanden Pensioen Diensten B.V.             Nationale-Nederlanden Nederland B.V.                                100.00
Nationale-Nederlanden Poist'ovna A.S.                    ING Continental Europe Holdings B.V.                                100.00
Nationale-Nederlanden Polska S.A.                        ING Continental Europe Holdings B.V.                                100.00
Nationale-Nederlanden Real Estate Limited                ?                                                                        -
Nationale-Nederlanden Schadeverzekering Maatschappij
 N.V.                                                    Nationale-Nederlanden Nederland B.V.                                100.00
Nationale-Nederlanden Vermogensbeheer B.V.               Nationale-Nederlanden Holdinvest B.V.                               100.00
Nationale-Nederlanden Zorgverzekering N.V.               Nationale-Nederlanden Nederland B.V.                                100.00
Nederlandse Financieringsmaatschappij voor
 Ontwikkelingslanden N.V.                                ING Bank N.V.                                                         9.02
Nedermex Limited N.V.                                    ING Bank N.V.                                                       100.00
Need-Based Holding B.V.                                  ING Prena B.V.                                                      100.00
Netherlands Caribbean Bank N.V.                          Okalia N.V.                                                          51.00
Netherlands Life Insurance Company Ltd                   ING Insurance International B.V.                                    100.00
New Flag Euro High Yield Plc.                                                                                                     -
New Immo-Schuman s.a.                                    Banque Bruxelles Lambert S.A.                                       100.00
Newco Mexico (SCA)                                       ING Insurance International B.V.                                     49.00
Nexuslore Limited                                        ING Lease (UK) Limited                                              100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
N.V. Instituut voor Ziekenhuisfinanciering               CenE Bankiers N.V.                 10.00
N.V. Nationale Borg-Maatschappij
N.V. Nationale Volksbank
N.V. Square Montgomery                                   BOZ B.V.                            5.00
N.V. Surinaamse Verzekeringsagenturen
N.V. Zeker Vast Gaasperdam
Nagata Pty Limited
National Alliance for Independent Portfolio Managers,
 Inc.
Nationale Hypotheekbank N.V.
Nationale Nederlanden Pojistovna a.s.
Nationale Omnium N.V.
Nationale-Nederland Life Insurance Company S.A.
Nationale-Nederlanden (UK) Ltd.
Nationale-Nederlanden Agencia de Valores S.A.
Nationale-Nederlanden Beleggingsrekening N.V.
Nationale-Nederlanden Bouwfonds 1975 B.V.
Nationale-Nederlanden Bouwfonds 1976 B.V.
Nationale-Nederlanden CSFR Intervest s.r.o.
Nationale-Nederlanden CSFR Real Estate v.o.s.
Nationale-Nederlanden Financiele Diensten B.V.
Nationale-Nederlanden Financiering Maatschappij B.V.
Nationale-Nederlanden Greek General Insurance Company
 S.A.
Nationale-Nederlanden Holdinvest B.V.
Nationale-Nederlanden Hungary Real Estate Kft.
Nationale-Nederlanden Hypotheekbedrijf N.V.
Nationale-Nederlanden Interfinance B.V.
Nationale-Nederlanden Internationale Schadeverzekering
 N.V.
Nationale-Nederlanden Intertrust B.V.
Nationale-Nederlanden Intervest 52 B.V.
Nationale-Nederlanden Intervest II B.V.
Nationale-Nederlanden Intervest IV B.V.
Nationale-Nederlanden Intervest IX B.V.
Nationale-Nederlanden Intervest V B.V.
Nationale-Nederlanden Intervest XI B.V.
Nationale-Nederlanden Intervest XII B.V.
Nationale-Nederlanden Levensverzekering Maatschappij
 N.V.
Nationale-Nederlanden Nederland B.V.
Nationale-Nederlanden Overseas Finance and Investment
 Company
Nationale-Nederlanden Pensioen Diensten B.V.
Nationale-Nederlanden Poist'ovna A.S.
Nationale-Nederlanden Polska S.A.
Nationale-Nederlanden Real Estate Limited
Nationale-Nederlanden Schadeverzekering Maatschappij
 N.V.
Nationale-Nederlanden Vermogensbeheer B.V.
Nationale-Nederlanden Zorgverzekering N.V.
Nederlandse Financieringsmaatschappij voor
 Ontwikkelingslanden N.V.
Nedermex Limited N.V.
Need-Based Holding B.V.
Netherlands Caribbean Bank N.V.
Netherlands Life Insurance Company Ltd
New Flag Euro High Yield Plc.
New Immo-Schuman s.a.
Newco Mexico (SCA)
Nexuslore Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
N.V. Instituut voor Ziekenhuisfinanciering
N.V. Nationale Borg-Maatschappij
N.V. Nationale Volksbank
N.V. Square Montgomery
N.V. Surinaamse Verzekeringsagenturen
N.V. Zeker Vast Gaasperdam
Nagata Pty Limited
National Alliance for Independent Portfolio Managers,
 Inc.
Nationale Hypotheekbank N.V.
Nationale Nederlanden Pojistovna a.s.
Nationale Omnium N.V.
Nationale-Nederland Life Insurance Company S.A.
Nationale-Nederlanden (UK) Ltd.
Nationale-Nederlanden Agencia de Valores S.A.
Nationale-Nederlanden Beleggingsrekening N.V.
Nationale-Nederlanden Bouwfonds 1975 B.V.
Nationale-Nederlanden Bouwfonds 1976 B.V.
Nationale-Nederlanden CSFR Intervest s.r.o.
Nationale-Nederlanden CSFR Real Estate v.o.s.
Nationale-Nederlanden Financiele Diensten B.V.
Nationale-Nederlanden Financiering Maatschappij B.V.
Nationale-Nederlanden Greek General Insurance Company
 S.A.
Nationale-Nederlanden Holdinvest B.V.
Nationale-Nederlanden Hungary Real Estate Kft.
Nationale-Nederlanden Hypotheekbedrijf N.V.
Nationale-Nederlanden Interfinance B.V.
Nationale-Nederlanden Internationale Schadeverzekering
 N.V.
Nationale-Nederlanden Intertrust B.V.
Nationale-Nederlanden Intervest 52 B.V.
Nationale-Nederlanden Intervest II B.V.
Nationale-Nederlanden Intervest IV B.V.
Nationale-Nederlanden Intervest IX B.V.
Nationale-Nederlanden Intervest V B.V.
Nationale-Nederlanden Intervest XI B.V.
Nationale-Nederlanden Intervest XII B.V.
Nationale-Nederlanden Levensverzekering Maatschappij
 N.V.
Nationale-Nederlanden Nederland B.V.
Nationale-Nederlanden Overseas Finance and Investment
 Company
Nationale-Nederlanden Pensioen Diensten B.V.
Nationale-Nederlanden Poist'ovna A.S.
Nationale-Nederlanden Polska S.A.
Nationale-Nederlanden Real Estate Limited
Nationale-Nederlanden Schadeverzekering Maatschappij
 N.V.
Nationale-Nederlanden Vermogensbeheer B.V.
Nationale-Nederlanden Zorgverzekering N.V.
Nederlandse Financieringsmaatschappij voor
 Ontwikkelingslanden N.V.
Nedermex Limited N.V.
Need-Based Holding B.V.
Netherlands Caribbean Bank N.V.
Netherlands Life Insurance Company Ltd
New Flag Euro High Yield Plc.
New Immo-Schuman s.a.
Newco Mexico (SCA)
Nexuslore Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Neyrad B.V.                                              ING Lease (Nederland) B.V.                                          100.00
NG Vastgoed Silver Forum B.V.                            ING Vastgoed Ontwikkeling B.V.                                      100.00
NIDDA Grundstucks-und Beteiligungs-GmbH                  ING-BHF Bank AG                                                      98.23
Nieuwenhuis en Soer Assurantien B.V.                     Belhaska XI B.V.                                                    100.00
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG          Deutsche Hypothekenbank (Aktien-Gesellschaft)                        26.44
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG  Deutsche Hypothekenbank (Aktien-Gesellschaft)                        26.44
Nivo Investments B.V.                                    B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.             100.00
NMB Equity Participations N.V.                           ING Bank N.V.                                                       100.00
NMB-Heller Holding N.V.                                  ING Bank N.V.                                                        50.00
NMB-Heller Ltd.                                          NMB-Heller Holding N.V.                                             100.00
NMB-Heller N.V.                                          NMB-Heller Holding N.V.                                             100.00
NMB-Heller Zweigniederlassung Neuss                      NMB-Heller N.V.                                                     100.00
NN (UK General) Ltd.                                     Nationale-Nederlanden (UK) Ltd.                                     100.00
NN Capital Management                                    NN Life Insurance Company of Canada                                 100.00
NN Funds Limited                                         NN Life Insurance Company of Canada                                 100.00
NN Lease SRL                                             ING Continental Europe Holdings B.V.                                 33.10
NN Life Insurance Company of Canada                      ING Canada Inc.                                                     100.00
NN Maple Leaf Ltd.                                       ING Insurance International B.V.                                    100.00
NNA Pty Limited                                          ING Australia Holdings Ltd.                                         100.00
NNI Clarion CDV, LLC                                     ING REI Clarion Holding, Inc.                                       100.00
NNI Clarion Development, LLC                             ING REI Clarion Holding, Inc.                                       100.00
Nofegol Beheer B.V.                                      ING Bank N.V.                                                       100.00
Noord Lease B.V.                                         ING Lease Holding N.V.                                              100.00
Noordster v.o.f.                                         Assurantiebedrijf ING Bank N.V.                                      50.00
Noordwester Hypotheken N.V.                              Amfas Hypotheken N.V.                                               100.00
Norlic, Inc.                                             Northern Life Insurance Company                                     100.00
North Bay Mortgages.ca Services Ltd.                     Equisure Financial Network, Inc.                                    100.00
North Star Insurance Services Ltd.                       Equisure Insurance Services Ltd.                                    100.00
Northeastern Corporation                                 IB Holdings LLC                                                     100.00
Northern Group Insurance Managers Ltd.                   Equisure Insurance Services Ltd.                                    100.00
Novasalud Peru S.A. (Entidad Ptrestadora de Salud)       Wiese Aetna Compania de Seguros S.A.                                 50.00
NSI Global Trade Park B.V.                               NSI Holding 3 B.V.                                                  100.00
NSI Holding 13 B.V.                                      NSI Holding 3 B.V.                                                  100.00
NSI Holding 3 B.V.                                       ING Prena B.V.                                                      100.00
NSI Holding 7 B.V.                                       ING Prena B.V.                                                      100.00
NSI Rivium B.V.                                          NSI Holding 3 B.V.                                                  100.00
Nubahold B.V.                                            Trust Maatschappij ING Bank B.V.                                    100.00
NWNL Benefits LLC                                        ReliaStar Life Insurance Company                                    100.00
Oakfield Registrars Limited                              Ravensbourne Registration Services Limited                           98.00
OB Heller AS                                             NMB-Heller Holding N.V.                                              50.00
OCB Beheer B.V.                                          ING Prena B.V.                                                      100.00
Office Grundstucksverwaltungsgesellschaft mbH            ING-BHF Bank AG                                                      98.23
Okalia N.V.                                              ING Bank N.V.                                                       100.00
Olivacea B.V.                                            ING Bank N.V.                                                       100.00
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.  Maatschappij Stadhouderslaan B.V.                                    50.00
Ontwikkelingscombinatie IMW                              ING Vastgoed CiBoGa B.V.                                             46.00
Ontwikkelingsmaatschappij Noordrand B.V.                 Bouwfonds Vastgoed B.V.                                              33.33
Oostermij B.V.                                           B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Oosterwind '01 B.V.                                      ING Lease (Nederland) B.V.                                          100.00
Optimix Investment Management Limited                    RetireInvest Corporation Limited                                    100.00
Orange Healthcare, Inc.                                  Lion Philippine Ventures, Inc.                                      100.00
Oranje Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Orcinus B.V.                                             ING Bank N.V.                                                       100.00
Oscar Smit's Bank N.V.                                   ING Bank N.V.                                                        99.51

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Neyrad B.V.
NG Vastgoed Silver Forum B.V.
NIDDA Grundstucks-und Beteiligungs-GmbH
Nieuwenhuis en Soer Assurantien B.V.
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG
Nivo Investments B.V.
NMB Equity Participations N.V.
NMB-Heller Holding N.V.
NMB-Heller Ltd.
NMB-Heller N.V.
NMB-Heller Zweigniederlassung Neuss
NN (UK General) Ltd.
NN Capital Management
NN Funds Limited
NN Lease SRL                                             ING Nederlanden Asigurari de
                                                          Viati S.A.                        66.90
NN Life Insurance Company of Canada
NN Maple Leaf Ltd.
NNA Pty Limited
NNI Clarion CDV, LLC
NNI Clarion Development, LLC
Nofegol Beheer B.V.
Noord Lease B.V.
Noordster v.o.f.
Noordwester Hypotheken N.V.
Norlic, Inc.
North Bay Mortgages.ca Services Ltd.
North Star Insurance Services Ltd.
Northeastern Corporation
Northern Group Insurance Managers Ltd.
Novasalud Peru S.A. (Entidad Ptrestadora de Salud)
NSI Global Trade Park B.V.
NSI Holding 13 B.V.
NSI Holding 3 B.V.
NSI Holding 7 B.V.
NSI Rivium B.V.
Nubahold B.V.
NWNL Benefits LLC
Oakfield Registrars Limited
OB Heller AS
OCB Beheer B.V.
Office Grundstucksverwaltungsgesellschaft mbH
Okalia N.V.
Olivacea B.V.
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij Noordrand B.V.
Oostermij B.V.
Oosterwind '01 B.V.
Optimix Investment Management Limited
Orange Healthcare, Inc.
Oranje Poort B.V.
Orcinus B.V.
Oscar Smit's Bank N.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Neyrad B.V.
NG Vastgoed Silver Forum B.V.
NIDDA Grundstucks-und Beteiligungs-GmbH
Nieuwenhuis en Soer Assurantien B.V.
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG
Nivo Investments B.V.
NMB Equity Participations N.V.
NMB-Heller Holding N.V.
NMB-Heller Ltd.
NMB-Heller N.V.
NMB-Heller Zweigniederlassung Neuss
NN (UK General) Ltd.
NN Capital Management
NN Funds Limited
NN Lease SRL
NN Life Insurance Company of Canada
NN Maple Leaf Ltd.
NNA Pty Limited
NNI Clarion CDV, LLC
NNI Clarion Development, LLC
Nofegol Beheer B.V.
Noord Lease B.V.
Noordster v.o.f.
Noordwester Hypotheken N.V.
Norlic, Inc.
North Bay Mortgages.ca Services Ltd.
North Star Insurance Services Ltd.
Northeastern Corporation
Northern Group Insurance Managers Ltd.
Novasalud Peru S.A. (Entidad Ptrestadora de Salud)
NSI Global Trade Park B.V.
NSI Holding 13 B.V.
NSI Holding 3 B.V.
NSI Holding 7 B.V.
NSI Rivium B.V.
Nubahold B.V.
NWNL Benefits LLC
Oakfield Registrars Limited
OB Heller AS
OCB Beheer B.V.
Office Grundstucksverwaltungsgesellschaft mbH
Okalia N.V.
Olivacea B.V.
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij Noordrand B.V.
Oostermij B.V.
Oosterwind '01 B.V.
Optimix Investment Management Limited
Orange Healthcare, Inc.
Oranje Poort B.V.
Orcinus B.V.
Oscar Smit's Bank N.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
OUB Optimix Funds Management Limited                     ING Asset Management Holdings B.V.                                  100.00
Oxley Insurance Brokers Pty. Ltd.                        Austbrokers Holdings Ltd.                                           100.00
P. Nienhuis Houdstermaatschappij                         ING Prena B.V.                                                      100.00
P.F. Kruyder Beheer B.V.                                 ING Prena B.V.                                                      100.00
P.T. ING Indonesia Bank                                  ING Bank N.V.                                                        85.00
Paarse Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Pacific Mutual Australia Limited                         Mercantile Mutual Financial Services Ltd.                           100.00
Pacific-Aetna Life Insurance Co. Ltd.                    ING International Insurance Holdings, Inc.                           49.00
Page Matteau et associes inc.                            3662578 Canada Inc.(7)                                              100.00
Paguma B.V.                                              ING Trust (Nederland) B.V.                                          100.00
Palino B.V.                                              Entero B.V.                                                         100.00
Pandora Investments B.V.                                 ING Prena B.V.                                                      100.00
Paramito B.V.                                            Trust Maatschappij ING Bank B.V.                                    100.00
Parcom Service B.V.                                      Parcom Ventures N.V.                                                100.00
Parcom Ventures N.V.                                     B.V. Algemene Beleggingsmaatschappij Kievietsdaal                   100.00
Parnership Planning Ltd.                                 ING Life Limited                                                    100.00
Paromola B.V.                                            ING Bank N.V.                                                       100.00
Paronyme B.V.                                            ING Bank N.V.                                                       100.00
Pascal Sutherland Holding B.V.                           ING Prena B.V.                                                      100.00
Passport Holding GmbH                                    Industrie-Beteiligungs-Gesellschaft mbH                              39.50
PDJ Beheer B.V.                                          ING Groep N.V.                                                      100.00
Pedralva B.V.                                            ING Prena B.V.                                                      100.00
Pedregal B.V.                                            ING Groep N.V.                                                      100.00
Pendola B.V.                                             ING Bank N.V.                                                       100.00
Pennington, Bass & Associates, Inc.                      Investors Financial Group, Inc.                                     100.00
Pensioen- en Spaaradviesburo Vellinga B.V.               Belhaska XI B.V.                                                      2.86
Pensiones Comercial America                              ING Seguros Commercial America                                       99.84
Pensiones Peru S.A.                                      Santa Maria Internacional S.A.                                       66.00
Penstik Pty Ltd                                          ING Bank (Australia) Limited                                        100.00
Penuria B.V.                                             ING Prena B.V.                                                      100.00
Perey-Melis Assurantieadviseurs B.V.                     Belhaska XI B.V.                                                    100.00
Perola Belegging B.V.                                    ING Prena B.V.                                                      100.00
Perotis B.V.                                             ING Groep N.V.                                                      100.00
Pertusa B.V.                                             ING Prena B.V.                                                      100.00
Peter Tromp Alphen aan den Rijn Beheer B.V.              ING Prena B.V.                                                      100.00
Pfennings-Noten Beheer B.V.                              ING Prena B.V.                                                      100.00
PFP Holdings, L.P.                                       Life Insurance Company of Georgia                                    70.00
Phobos Beleggingen                                       ING Prena B.V.                                                      100.00
Piedmont Asset Advisors LLC                              ING Funds Services, Inc.                                            100.00
Pilgrim Advisory Funds, Inc                              -
Pilgrim Asia Pacific Equity Fund                         -
Pilgrim Bank and Thrift Fund, Inc.                       -
Pilgrim Financial, Inc                                   ING Funds Services, Inc.                                            100.00
Pilgrim LargeCap Leader Fund                             -
Pilgrim MidCap Value Fund                                -
Planned Investment Resources, Inc.                       Investors Financial Group, Inc.                                     100.00
Planned Investments, Inc.                                Planned Investment Resources, Inc.                                  100.00
Plinius Verwaltungs AG                                   BHF-BANK (Schweiz) AG                                                98.23
PLJ Holdings Limited                                     Aetna (HK) Services Limited                                         100.00
Ploon B.V.                                               CenE Bankiers Holding N.V.                                          100.00
PMG Agency, Inc                                          VTX Agency, Inc.                                                    100.00
Poderio B.V.                                             Trust Maatschappij ING Bank B.V.                                    100.00
Poitras Larue Rondeau inc.                               3662578 Canada Inc.(7)                                              100.00
Policy Extra Holdings Limited                            ING Bank N.V.                                                        49.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
OUB Optimix Funds Management Limited
Oxley Insurance Brokers Pty. Ltd.
P. Nienhuis Houdstermaatschappij
P.F. Kruyder Beheer B.V.
P.T. ING Indonesia Bank
Paarse Poort B.V.
Pacific Mutual Australia Limited
Pacific-Aetna Life Insurance Co. Ltd.
Page Matteau et associes inc.
Paguma B.V.
Palino B.V.
Pandora Investments B.V.
Paramito B.V.
Parcom Service B.V.
Parcom Ventures N.V.
Parnership Planning Ltd.
Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding B.V.
Passport Holding GmbH
PDJ Beheer B.V.
Pedralva B.V.
Pedregal B.V.
Pendola B.V.
Pennington, Bass & Associates, Inc.
Pensioen- en Spaaradviesburo Vellinga B.V.               Oostermij B.V.                     97.14
Pensiones Comercial America
Pensiones Peru S.A.                                      ING S.A.                           34.00
Penstik Pty Ltd
Penuria B.V.
Perey-Melis Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den Rijn Beheer B.V.
Pfennings-Noten Beheer B.V.
PFP Holdings, L.P.                                       Nationale-Nederlanden Interest
                                                          II B.V.                           29.00  NNUS Realty Corporation     1.00
Phobos Beleggingen
Piedmont Asset Advisors LLC
Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific Equity Fund
Pilgrim Bank and Thrift Fund, Inc.
Pilgrim Financial, Inc
Pilgrim LargeCap Leader Fund
Pilgrim MidCap Value Fund
Planned Investment Resources, Inc.
Planned Investments, Inc.
Plinius Verwaltungs AG
PLJ Holdings Limited
Ploon B.V.
PMG Agency, Inc
Poderio B.V.
Poitras Larue Rondeau inc.
Policy Extra Holdings Limited

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
OUB Optimix Funds Management Limited
Oxley Insurance Brokers Pty. Ltd.
P. Nienhuis Houdstermaatschappij
P.F. Kruyder Beheer B.V.
P.T. ING Indonesia Bank
Paarse Poort B.V.
Pacific Mutual Australia Limited
Pacific-Aetna Life Insurance Co. Ltd.
Page Matteau et associes inc.
Paguma B.V.
Palino B.V.
Pandora Investments B.V.
Paramito B.V.
Parcom Service B.V.
Parcom Ventures N.V.
Parnership Planning Ltd.
Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding B.V.
Passport Holding GmbH
PDJ Beheer B.V.
Pedralva B.V.
Pedregal B.V.
Pendola B.V.
Pennington, Bass & Associates, Inc.
Pensioen- en Spaaradviesburo Vellinga B.V.
Pensiones Comercial America
Pensiones Peru S.A.
Penstik Pty Ltd
Penuria B.V.
Perey-Melis Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den Rijn Beheer B.V.
Pfennings-Noten Beheer B.V.
PFP Holdings, L.P.
Phobos Beleggingen
Piedmont Asset Advisors LLC
Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific Equity Fund
Pilgrim Bank and Thrift Fund, Inc.
Pilgrim Financial, Inc
Pilgrim LargeCap Leader Fund
Pilgrim MidCap Value Fund
Planned Investment Resources, Inc.
Planned Investments, Inc.
Plinius Verwaltungs AG
PLJ Holdings Limited
Ploon B.V.
PMG Agency, Inc
Poderio B.V.
Poitras Larue Rondeau inc.
Policy Extra Holdings Limited

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Portefeuille Staete B.V.                                 BOZ B.V.                                                            100.00
Portelas B.V.                                            ING Prena B.V.                                                      100.00
Postbank @Internetfonds N.V.                             -                                                                        -
Postbank Aandelenfonds N.V.                              -                                                                        -
Postbank Amerikafonds N.V.                               -                                                                        -
Postbank Australia Pty. Ltd.                             ING Australia Holdings Ltd.                                         100.00
Postbank Beleggingsfonds N.V.                            -                                                                        -
Postbank Beleggingsfondsen Beheer B.V.                   Postbank N.V.                                                       100.00
Postbank Beleggingsfondsen Bewaar B.V.                   Postbank N.V.                                                       100.00
Postbank Biotechnologie Fonds N.V.                       -                                                                        -
Postbank Chipper Beheer B.V.                             Postbank N.V.                                                       100.00
Postbank Communicatie Technologie Fonds N.V.             -                                                                        -
Postbank Duurzaam Aandelen Fonds N.V.                    -                                                                        -
Postbank Easy Blue Beleggersfonds N.V.                   -                                                                        -
Postbank Energie Fonds N.V.                              -                                                                        -
Postbank Euro Aandelen Fonds N.V.                        -                                                                        -
Postbank Euro Small Caps Fonds N.V.                      -                                                                        -
Postbank Farmacie Fonds                                  -                                                                        -
Postbank Financiele Wereldfonds                          -                                                                        -
Postbank Groen N.V.                                      Postbank N.V.                                                       100.00
Postbank Hoog Dividend Aandelen Fonds N.V.               -                                                                        -
Postbank Hoog Dividend Obligatie Fonds N.V.              -                                                                        -
Postbank I.T. Fonds N.V.                                 -                                                                        -
Postbank Interfinance B.V.                               Postbank N.V.                                                       100.00
Postbank Levensverzekering N.V.                          Nationale-Nederlanden Nederland B.V.                                100.00
Postbank Mix Paraplufonds N.V.                           -                                                                        -
Postbank MultiMediafonds N.V.                            -                                                                        -
Postbank Nederlandfonds N.V.                             -                                                                        -
Postbank Obligatie Fonds N.V.                            -                                                                        -
Postbank Obligatiefonds Beheer B.V.                      Postbank N.V.                                                       100.00
Postbank Opkomende Landenfonds N.V.                      -                                                                        -
Postbank Regio Paraplufonds N.V.                         -                                                                        -
Postbank Schadeverzekering N.V.                          Nationale-Nederlanden Nederland B.V.                                100.00
Postbank Spaardividendfonds N.V.                         -                                                                        -
Postbank Spaargroeifonds N.V.                            -                                                                        -
Postbank Thema Paraplufonds N.V.                         -                                                                        -
Postbank Vastgoedfonds N.V.                              -                                                                        -
Postbank Verzekeringen Beheer Maatschappij B.V.          Nationale Nederlanden Interfinance B.V.                             100.00
Postbank Verzekeringen Bewaar Maatschappij B.V.          Nationale Nederlanden Interfinance B.V.                             100.00
Postbank WereldMerkenfonds N.V.                          -                                                                        -
Postbank Zip Beheer B.V.                                 Postbank N.V.                                                       100.00
Postbank-Lease B.V.                                      ING Lease Holding N.V.                                              100.00
Postigo B.V.                                             ING Prena B.V.                                                      100.00
Postkantoren B.V.                                        Postbank N.V.                                                        50.00
Powers Ferry Properties Investments, Inc.                PFP Holdings, L.P.                                                  100.00
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
 Polska S.A.                                             ING Continental Europe Holdings B.V.                                 80.00
Pradales B.V.                                            ING Prena B.V.                                                      100.00
Prena Belegging B.V.                                     ING Prena B.V.                                                      100.00
Prepilus B.V.                                            ING Prena B.V.                                                      100.00
Prestamo B.V.                                            ING Prena B.V.                                                      100.00
Prigest S.A.                                             Financiere Atlas S.A.                                                31.59
Prime Credit Property Finance Limited                    ING Management Limited                                              100.00
PrimeVest Insurance Agency of Alabama, Inc.              PimeVest Financial Services, Inc.                                   100.00
Primevest Insurance Agency of Nevada Inc.                PimeVest Financial Services, Inc.                                   100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Portefeuille Staete B.V.
Portelas B.V.
Postbank @Internetfonds N.V.
Postbank Aandelenfonds N.V.
Postbank Amerikafonds N.V.
Postbank Australia Pty. Ltd.
Postbank Beleggingsfonds N.V.
Postbank Beleggingsfondsen Beheer B.V.
Postbank Beleggingsfondsen Bewaar B.V.
Postbank Biotechnologie Fonds N.V.
Postbank Chipper Beheer B.V.
Postbank Communicatie Technologie Fonds N.V.
Postbank Duurzaam Aandelen Fonds N.V.
Postbank Easy Blue Beleggersfonds N.V.
Postbank Energie Fonds N.V.
Postbank Euro Aandelen Fonds N.V.
Postbank Euro Small Caps Fonds N.V.
Postbank Farmacie Fonds
Postbank Financiele Wereldfonds
Postbank Groen N.V.
Postbank Hoog Dividend Aandelen Fonds N.V.
Postbank Hoog Dividend Obligatie Fonds N.V.
Postbank I.T. Fonds N.V.
Postbank Interfinance B.V.
Postbank Levensverzekering N.V.
Postbank Mix Paraplufonds N.V.
Postbank MultiMediafonds N.V.
Postbank Nederlandfonds N.V.
Postbank Obligatie Fonds N.V.
Postbank Obligatiefonds Beheer B.V.
Postbank Opkomende Landenfonds N.V.
Postbank Regio Paraplufonds N.V.
Postbank Schadeverzekering N.V.
Postbank Spaardividendfonds N.V.
Postbank Spaargroeifonds N.V.
Postbank Thema Paraplufonds N.V.
Postbank Vastgoedfonds N.V.
Postbank Verzekeringen Beheer Maatschappij B.V.
Postbank Verzekeringen Bewaar Maatschappij B.V.
Postbank WereldMerkenfonds N.V.
Postbank Zip Beheer B.V.
Postbank-Lease B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties Investments, Inc.
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
 Polska S.A.                                             ING Bank Slaski S.A.               20.00
Pradales B.V.
Prena Belegging B.V.
Prepilus B.V.
Prestamo B.V.
Prigest S.A.
Prime Credit Property Finance Limited
PrimeVest Insurance Agency of Alabama, Inc.
Primevest Insurance Agency of Nevada Inc.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Portefeuille Staete B.V.
Portelas B.V.
Postbank @Internetfonds N.V.
Postbank Aandelenfonds N.V.
Postbank Amerikafonds N.V.
Postbank Australia Pty. Ltd.
Postbank Beleggingsfonds N.V.
Postbank Beleggingsfondsen Beheer B.V.
Postbank Beleggingsfondsen Bewaar B.V.
Postbank Biotechnologie Fonds N.V.
Postbank Chipper Beheer B.V.
Postbank Communicatie Technologie Fonds N.V.
Postbank Duurzaam Aandelen Fonds N.V.
Postbank Easy Blue Beleggersfonds N.V.
Postbank Energie Fonds N.V.
Postbank Euro Aandelen Fonds N.V.
Postbank Euro Small Caps Fonds N.V.
Postbank Farmacie Fonds
Postbank Financiele Wereldfonds
Postbank Groen N.V.
Postbank Hoog Dividend Aandelen Fonds N.V.
Postbank Hoog Dividend Obligatie Fonds N.V.
Postbank I.T. Fonds N.V.
Postbank Interfinance B.V.
Postbank Levensverzekering N.V.
Postbank Mix Paraplufonds N.V.
Postbank MultiMediafonds N.V.
Postbank Nederlandfonds N.V.
Postbank Obligatie Fonds N.V.
Postbank Obligatiefonds Beheer B.V.
Postbank Opkomende Landenfonds N.V.
Postbank Regio Paraplufonds N.V.
Postbank Schadeverzekering N.V.
Postbank Spaardividendfonds N.V.
Postbank Spaargroeifonds N.V.
Postbank Thema Paraplufonds N.V.
Postbank Vastgoedfonds N.V.
Postbank Verzekeringen Beheer Maatschappij B.V.
Postbank Verzekeringen Bewaar Maatschappij B.V.
Postbank WereldMerkenfonds N.V.
Postbank Zip Beheer B.V.
Postbank-Lease B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties Investments, Inc.
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
 Polska S.A.
Pradales B.V.
Prena Belegging B.V.
Prepilus B.V.
Prestamo B.V.
Prigest S.A.
Prime Credit Property Finance Limited
PrimeVest Insurance Agency of Alabama, Inc.
Primevest Insurance Agency of Nevada Inc.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
PrimeVest Insurance Agency of New Mexico, Inc.           PimeVest Financial Services, Inc.                                   100.00
PrimeVest Insurance Agency of Ohio, Inc.                 PimeVest Financial Services, Inc.                                   100.00
Primevest Insurance Agency of Oklahoma, Inc.             PimeVest Financial Services, Inc.                                   100.00
Primevest Insurance Agency of Texas, Inc.                PimeVest Financial Services, Inc.                                   100.00
Primevest Insurance Agency of Wyoming, Inc.              PimeVest Financial Services, Inc.                                   100.00
Pro Technical Financial Services Ltd.                    Equisure Financial Network, Inc.                                    100.00
Pro Technical Insurance Services Ltd.                    Equisure Financial Network, Inc.                                    100.00
Probe Financiele Planners B.V.                           B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Profidas B.V.                                            Belhaska XI B.V.                                                    100.00
Project Participation Funding Corporation                ING-BHF Bank AG                                                      98.23
Projectontwikkeling- & Exploitatiemaatschappij
 "Kortenhorst" B.V.                                      ING Real Estate Development International B.V.                      100.00
Promodeico Dutch Holding B.V.                            ING Real Estate Development International B.V.                       40.00
Proodos General Insurances S.A.                          ING Continental Europe Holdings B.V.                                100.00
Prosafe Investments Ltd.                                 NNA Pty Limited                                                     100.00
Prosana S.A.                                             ING S.A.                                                             50.00
Prosus Services B.V.                                     ING Prena B.V.                                                      100.00
Prumy Penzijni fond a.s.                                 ING Continental Europe Holdings B.V.                                100.00
PT ING Aetna Life Indonesia                              ING Life Insurance Company of America                                90.39
PT ING Insurance Indonesia                               ING Insurance International B.V.                                     80.00
PT ING Life Indonesia                                    Nationale-Nederlanden Levensverzekering Maatschappij N.V.            93.23
Puebla B.V.                                              ING Prena B.V.                                                      100.00
Pulido B.V.                                              ING Prena B.V.                                                       18.56
Pulveda B.V.                                             ING Prena B.V.                                                      100.00
Punta Bravo N.V.                                         Nationale-Nederlanden Levensverzekering Maatschappij N.V.           100.00
QBE/Mercantile Mutual Marine Underwriting Agency Pty
 Limited                                                 Mercantile Equities Ltd.                                             50.00
Q-Park Exploitatie B.V.                                  Q-Park N.V.                                                         100.00
Q-Park N.V.                                              ING Vastgoed Fondsbelegging B.V.                                     20.00
Q-Park Reserve II B.V.                                   ING Vastgoed Ontwikkeling B.V.                                       50.00
Quetzal High Yield Fund
Quichote, Inc.                                           ING America Insurance Holdings, Inc.                                100.00
QuickQuote Financial, Inc.                               QuickQuote Systems, Inc.                                            100.00
QuickQuote Systems, Inc.                                 Quichote, Inc.                                                      100.00
R.V.S. Stichting                                         -                                                                        -
Rabelais Evelution s.a.                                  Banque Bruxelles Lambert France S.A.                                 66.34
Ramus Insurance Ltd.                                     Assurantiemaatschappij "De Zeven Provincien" N.V.                   100.00
Ravensbourne Registration Services Limited               ING UK Properties Limited                                           100.00
Red White and Blue Capital II B.V.                       N.V. Haagsche Herverzekering-Maatschappij van 1836                  100.00
Regent Bruxelles S.A.                                    BOZ B.V.                                                             51.00
Reggese Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
Rel Echo Sp Zoo                                          ING Lease (Polska)                                                  100.00
REL Fokstrot  SP Zoo                                     ING Lease (Polska)                                                  100.00
Rel Gamma Sp Zoo                                         ING Lease (Polska)                                                  100.00
REL Hektor SP Zoo                                        ING Lease (Polska)                                                  100.00
REL Ibis                                                 ING Lease (Polska)                                                  100.00
REL Project 1 Sp Zoo                                     ING Lease (Polska)                                                  100.00
ReliaStar Life Insurance Company                         ReliaStar Financial Corp                                            100.00
ReliaStar Life Insurance Company of New York             Security Connecticut Life Insurance Company                         100.00
ReliaStar Payroll Agent, Inc                             ReliaStar Financial Corp                                            100.00
REMA Sport Equipment BV                                  Prena Belegging B.V.                                                100.00
Remazon B.V.                                             B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.             100.00
Renting de Equipos e Inmuebles sa                        ING Lease Holding N.V.                                              100.00
Rentista B.V.                                            ING Bank N.V.                                                       100.00
Reoco Limited                                            ING Bank N.V.                                                       100.00
Rescit I B.V.                                            Trust Maatschappij ING Bank B.V.                                    100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
Primevest Insurance Agency of Oklahoma, Inc.
Primevest Insurance Agency of Texas, Inc.
Primevest Insurance Agency of Wyoming, Inc.
Pro Technical Financial Services Ltd.
Pro Technical Insurance Services Ltd.
Probe Financiele Planners B.V.
Profidas B.V.
Project Participation Funding Corporation
Projectontwikkeling- & Exploitatiemaatschappij
 "Kortenhorst" B.V.
Promodeico Dutch Holding B.V.
Proodos General Insurances S.A.
Prosafe Investments Ltd.
Prosana S.A.
Prosus Services B.V.
Prumy Penzijni fond a.s.
PT ING Aetna Life Indonesia                              PT ING Insurance Indonesia          9.61
PT ING Insurance Indonesia
PT ING Life Indonesia
Puebla B.V.
Pulido B.V.                                              Multicover B.V.                    32.63
Pulveda B.V.
Punta Bravo N.V.
QBE/Mercantile Mutual Marine Underwriting Agency Pty
 Limited                                                 Amfas Pty Ltd.                     50.00
Q-Park Exploitatie B.V.
Q-Park N.V.                                              ING Vastgoed Ontwikkeling B.V      20.00
Q-Park Reserve II B.V.
Quetzal High Yield Fund
Quichote, Inc.
QuickQuote Financial, Inc.
QuickQuote Systems, Inc.
R.V.S. Stichting
Rabelais Evelution s.a.
Ramus Insurance Ltd.
Ravensbourne Registration Services Limited
Red White and Blue Capital II B.V.
Regent Bruxelles S.A.
Reggese Poort B.V.
Rel Echo Sp Zoo
REL Fokstrot  SP Zoo
Rel Gamma Sp Zoo
REL Hektor SP Zoo
REL Ibis
REL Project 1 Sp Zoo
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
ReliaStar Payroll Agent, Inc
REMA Sport Equipment BV Remazon B.V.
Renting de Equipos e Inmuebles sa
Rentista B.V.
Reoco Limited
Rescit I B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
Primevest Insurance Agency of Oklahoma, Inc.
Primevest Insurance Agency of Texas, Inc.
Primevest Insurance Agency of Wyoming, Inc.
Pro Technical Financial Services Ltd.
Pro Technical Insurance Services Ltd.
Probe Financiele Planners B.V.
Profidas B.V.
Project Participation Funding Corporation
Projectontwikkeling- & Exploitatiemaatschappij
 "Kortenhorst" B.V.
Promodeico Dutch Holding B.V.
Proodos General Insurances S.A.
Prosafe Investments Ltd.
Prosana S.A.
Prosus Services B.V.
Prumy Penzijni fond a.s.
PT ING Aetna Life Indonesia
PT ING Insurance Indonesia
PT ING Life Indonesia
Puebla B.V.
Pulido B.V.
Pulveda B.V.
Punta Bravo N.V.
QBE/Mercantile Mutual Marine Underwriting Agency Pty
 Limited
Q-Park Exploitatie B.V.
Q-Park N.V.
Q-Park Reserve II B.V.
Quetzal High Yield Fund
Quichote, Inc.
QuickQuote Financial, Inc.
QuickQuote Systems, Inc.
R.V.S. Stichting
Rabelais Evelution s.a.
Ramus Insurance Ltd.
Ravensbourne Registration Services Limited
Red White and Blue Capital II B.V.
Regent Bruxelles S.A.
Reggese Poort B.V.
Rel Echo Sp Zoo
REL Fokstrot  SP Zoo
Rel Gamma Sp Zoo
REL Hektor SP Zoo
REL Ibis
REL Project 1 Sp Zoo
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
ReliaStar Payroll Agent, Inc
REMA Sport Equipment BV Remazon B.V.
Renting de Equipos e Inmuebles sa
Rentista B.V.
Reoco Limited
Rescit I B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Rescoldo B.V.                                            ING Prena B.V.                                                      100.00
Residential Financial Development LLC                    ING Vastgoed Financiering N.V.                                       51.00
Restinga B.V.                                            ING Prena B.V.                                                      100.00
RetireInvest (No 2) Pty Ltd                              RetireInvest Pty Limited                                            100.00
RetireInvest (No 3) Pty Ltd                              Integrated Networks Pty Limited                                     100.00
Richard Vendetti Insurance & Real Estate Ltd.            Equisure Insurance Services Ltd.                                    100.00
Ridderpoort Assurantien B.V.                             Belhaska XI B.V.                                                    100.00
Rijn Gaasperdam B.V.                                     N.V. Zeker Vast Gaasperdam                                          100.00
Rio Magdalena Limitada                                   Prosana S.A.                                                         99.00
Rocolas N.V.                                             ING Prena B.V.                                                      100.00
Rodeba Deurne B.V.                                       ING Prena B.V.                                                      100.00
Roelcene B.V.                                            ING Prena B.V.                                                      100.00
Roelfsema & Mulder B.V.                                  Belhaska XI B.V.                                                    100.00
Roerse Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Rogelio B.V.                                             Trust Maatschappij ING Bank B.V.                                    100.00
Rokriet B.V.                                             ING Groep N.V.                                                      100.00
Romex B.V.                                               Romex Holding B.V.                                                  100.00
Romex Holding B.V.                                       ING Lease (Nederland) B.V.                                          100.00
Rowanda B.V.                                             ING Prena B.V.                                                      100.00
Runoto Holding B.V.                                      ING Lease Holding N.V.                                              100.00
Runoto Leasing B.V.                                      Runoto Holding B.V.                                                 100.00
Rutilus B.V.                                             ING Bank N.V.                                                       100.00
Ruud Beins Beleggingen B.V.                              ING Prena B.V.                                                      100.00
Ruud Hendriks B.V.                                       B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
RVS Beleggingen N.V.                                     Postbank Levensverzekering N.V.                                     100.00
RVS Beroeps- en Bedrijfsfinanciering B.V.                Nationale-Nederlanden Levensverzekering Maatschappij N.V.           100.00
RVS Bouwfonds B.V.                                       ING Vastgoed Belegging B.V.                                         100.00
RVS Diensten B.V.                                        B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
RVS Financial Services N.V.                              RVS verzekeringen N.V.                                              100.00
RVS Levensverzekering N.V.                               Nationale-Nederlanden Nederland B.V.                                100.00
RVS Schadeverzekering N.V.                               Nationale-Nederlanden Nederland B.V.                                100.00
RVS Stichting                                            -                                                                        -
RVS Verzekeringen N.V.                                   ING Continental Europe Holdings B.V.                                100.00
S.A. De Vaderlandsche Luxemburg                          Nationale Omnium N.V.                                               100.00
S.A. du 42 Avenue Kleber                                 Kleber Vastgoed B.V.                                                100.00
S.A. du 59 Avenue d'Iena                                 Iena Vastgoed B.V.                                                  100.00
S.C.I. du 153 Rue de Gourcelles                          ABV Staete B.V.                                                      40.00
S.C.I. le Michelet                                       S.C.I. le Portefeuille                                               51.00
S.C.I. le Portefeuille                                   Portefeuille Staete B.V.                                            100.00
S.C.I. Roissy Bureaux International                      S.A. du 42 Avenue Kleber                                             10.00
S.C.P. AVG Investissement                                Westermij B.V.                                                      100.00
S.N.C. Blijenhoek Staete et Cie                          Blijenhoek Staete B.V.                                              100.00
sabra Holding B.V.                                       ING Prena B.V.                                                      100.00
sacobel Beheer B.V.                                      ING Prena B.V.                                                      100.00
Saiph Pty Limited                                        Baring Brothers Burrows Securities Limited                          100.00
saline Nominees Limited                                  Baring Trustees (Guernsey) Limited                                  100.00
salix Assurantien B.V.                                   Belhaska XI B.V.                                                    100.00
San Vicente Onroerend Goed B.V.                          ING Real Estate Development International B.V.                      100.00
Sanship VII B.V.                                         Trust Maatschappij ING Bank B.V.                                    100.00
Santa Maria Internacional S.A.                           Administradora de Fondos de Pensiones Santa Maria S.A.              100.00
SARL Restaurant du Banville                              Compagnie Financiere de Banville S.A.                               100.00
SCC Grundstucksverwaltungsgesellschaft mbH               BHF Immobilien-GmbH                                                  92.30
SCGF Advisors Limited                                    BPEP Holdings Limited                                               100.00
Schade Herstel Bedrijf B.V.                              CW Lease Nederland BV                                               100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Rescoldo B.V.
Residential Financial Development LLC
Restinga B.V.
RetireInvest (No 2) Pty Ltd
RetireInvest (No 3) Pty Ltd
Richard Vendetti Insurance & Real Estate Ltd.
Ridderpoort Assurantien B.V.
Rijn Gaasperdam B.V.
Rio Magdalena Limitada
Rocolas N.V.
Rodeba Deurne B.V.
Roelcene B.V.
Roelfsema & Mulder B.V.
Roerse Poort B.V.
Rogelio B.V.
Rokriet B.V.
Romex B.V.
Romex Holding B.V.
Rowanda B.V.
Runoto Holding B.V.
Runoto Leasing B.V.
Rutilus B.V.
Ruud Beins Beleggingen B.V.
Ruud Hendriks B.V.
RVS Beleggingen N.V.
RVS Beroeps- en Bedrijfsfinanciering B.V.
RVS Bouwfonds B.V.
RVS Diensten B.V.
RVS Financial Services N.V.
RVS Levensverzekering N.V.
RVS Schadeverzekering N.V.
RVS Stichting
RVS Verzekeringen N.V.
S.A. De Vaderlandsche Luxemburg
S.A. du 42 Avenue Kleber
S.A. du 59 Avenue d'Iena
S.C.I. du 153 Rue de Gourcelles
S.C.I. le Michelet
S.C.I. le Portefeuille
S.C.I. Roissy Bureaux International                      S.C.I. le Portefeuille             65.00
S.C.P. AVG Investissement
S.N.C. Blijenhoek Staete et Cie
sabra Holding B.V.
sacobel Beheer B.V.
Saiph Pty Limited
saline Nominees Limited
salix Assurantien B.V.
San Vicente Onroerend Goed B.V.
Sanship VII B.V.
Santa Maria Internacional S.A.
SARL Restaurant du Banville
SCC Grundstucksverwaltungsgesellschaft mbH
SCGF Advisors Limited
Schade Herstel Bedrijf B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Rescoldo B.V.
Residential Financial Development LLC
Restinga B.V.
RetireInvest (No 2) Pty Ltd
RetireInvest (No 3) Pty Ltd
Richard Vendetti Insurance & Real Estate Ltd.
Ridderpoort Assurantien B.V.
Rijn Gaasperdam B.V.
Rio Magdalena Limitada
Rocolas N.V.
Rodeba Deurne B.V.
Roelcene B.V.
Roelfsema & Mulder B.V.
Roerse Poort B.V.
Rogelio B.V.
Rokriet B.V.
Romex B.V.
Romex Holding B.V.
Rowanda B.V.
Runoto Holding B.V.
Runoto Leasing B.V.
Rutilus B.V.
Ruud Beins Beleggingen B.V.
Ruud Hendriks B.V.
RVS Beleggingen N.V.
RVS Beroeps- en Bedrijfsfinanciering B.V.
RVS Bouwfonds B.V.
RVS Diensten B.V.
RVS Financial Services N.V.
RVS Levensverzekering N.V.
RVS Schadeverzekering N.V.
RVS Stichting
RVS Verzekeringen N.V.
S.A. De Vaderlandsche Luxemburg
S.A. du 42 Avenue Kleber
S.A. du 59 Avenue d'Iena
S.C.I. du 153 Rue de Gourcelles
S.C.I. le Michelet
S.C.I. le Portefeuille
S.C.I. Roissy Bureaux International
S.C.P. AVG Investissement
S.N.C. Blijenhoek Staete et Cie
sabra Holding B.V.
sacobel Beheer B.V.
Saiph Pty Limited
saline Nominees Limited
salix Assurantien B.V.
San Vicente Onroerend Goed B.V.
Sanship VII B.V.
Santa Maria Internacional S.A.
SARL Restaurant du Banville
SCC Grundstucksverwaltungsgesellschaft mbH
SCGF Advisors Limited
Schade Herstel Bedrijf B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Schepa Immobilia B.V.                                    Westland/Utrecht Leasing B.V.                                       100.00
Schipbeekse Poort B.V.                                   Westland/Utrecht Leasing B.V.                                       100.00
Schotte Afak Boxsem B.V.                                 Belhaska XI B.V.                                                    100.00
Schotte Zeitlin Verzekeringen B.V.                       Belhaska XI B.V.                                                    100.00
Schroders Russian Region Fund Plc.                                                                                                -
SCI Avenue de la Paix 27 s.a.                            ING Bank (France) S.A.                                               30.00
SCI Le Relais s.a.                                       ING Ferri S.A.                                                       99.34
SCI Square d'Assnieres                                   S.C.I. le Portefeuille                                              100.00
Scotus inc.                                              NN Life Insurance Company of Canada                                 100.00
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG  BHF Immobilien-GmbH                                                  80.87
Secteur"Centre de Affaires et de congres"                Banque Bruxelles Lambert S.A.                                         6.67
Seculife B.V.                                            ING Support Holding B.V.                                             49.90
Security Connecticut Life Insurance Company              ReliaStar Life Insurance Company                                    100.00
Security Life Assignment Corp.                           ING America Insurance Holdings, Inc.                                100.00
Security Life of Denver Insurance Company                ING America Insurance Holdings, Inc.                                100.00
Security Life of Denver International Ltd                ING America Insurance Holdings, Inc.                                100.00
Segada B.V.                                              ING Prena B.V.                                                           -
Seguradora Vida ING (Macau), S.A.                        ING International Insurance Holdings, Inc.                          100.00
Seguros Norman Moron N.V.                                Nationale-Nederlanden Internationale Schadeverzekering N.V.         100.00
Sentax Assurantie B.V.                                   Finantel B.V.                                                       100.00
Sentax Lease B.V.                                        Arenda Beheer B.V.                                                  100.00
Service Centre Victoria B.V.                             ING Support Holding B.V.                                            100.00
Servicios Automotrices Especializados de Jalisco         Inversiones Corporativas Automotrices                                90.69
Servicios Immobiliarios La Comercial                     ING Seguros Commercial America                                       84.28
Servicios para Automoviles Asegurados                    Inversiones Corporativas Automotrices                                99.84
Shanghai Quality Housing Real Estate Development Co.Ltd  Shanghai Racquet Club Partners C.V.                                  95.00
Shanghai Racquet Club Partners B.V.                      ING REI Management B.V.                                              50.00
Shanghai Racquet Club Partners C.V.                      ING Real Estate International Development B.V.                       50.00
Shelhold Ltd.                                            ING Lease (UK) Limited                                              100.00
Shimarucu Garden B.V.                                    ING Prena B.V.                                                      100.00
Ship Lease International B.V.                            ING Lease (Nederland) B.V.                                           50.00
Siam City Asset Management Co., Ltd                      ING Bank N.V.                                                        49.00
Sijsma B.V.                                              Belhaska XI B.V.                                                    100.00
Simbad N.V.                                              ING Trust (Antilles) NV                                             100.00
Simonis Beheer B.V.                                      ING Groep N.V.                                                      100.00
Simonis Beleggingsmaatschappij B.V.                      ING Prena B.V.                                                      100.00
Sinke Beek Beheer B.V.                                   ING Prena B.V.                                                      100.00
Sipororo B.V.                                            ING Prena B.V.                                                      100.00
Slivast B.V.                                             ING Bank N.V.                                                       100.00
SLR Management (Bermuda) Ltd.                            ING America Insurance Holdings, Inc.                                100.00
Small Business Publishing B.V.                           Postbank N.V.                                                       100.00
SNC du Centre Mayol                                      SNC Haven                                                           100.00
SNC Haven                                                Hoogoorddreef I B.V.                                                 60.00
SNC Le Dome                                              S.A. du 42 Avenue Kleber                                             75.00
SNC le Murier                                            S.N.C. Blijenhoek Staete et Cie                                       4.00
SNC Peau Bearn                                           S.A. du 42 Avenue Kleber                                            100.00
Sneeker Assurantiekantoor de Boer B.V.                   Belhaska XI B.V.                                                    100.00
Societe Immobiliere du CEL s.a.r.l.                      CEL Data Services S.A.                                              100.00
Sodefina S.A.                                            Nationale Omnium N.V.                                               100.00
Sofilease s.a.                                           Locabel-Auto s.a.                                                   100.00
Sofinvest sa                                             Banque Bruxelles Lambert S.A.                                        35.30
Sogam s.a.                                               Banque Bruxelles Lambert S.A.                                       100.00
Sogerfin s.a.                                            Credit Europeen Luxembourg s.a.                                      99.99
Soges Fiducem s.a.                                       Banque Bruxelles Lambert S.A.                                       100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Schepa Immobilia B.V.
Schipbeekse Poort B.V.
Schotte Afak Boxsem B.V.
Schotte Zeitlin Verzekeringen B.V.
Schroders Russian Region Fund Plc.
SCI Avenue de la Paix 27 s.a.
SCI Le Relais s.a.
SCI Square d'Assnieres Scotus inc.
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG
Secteur"Centre de Affaires et de congres"
Seculife B.V.
Security Connecticut Life Insurance Company
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International Ltd
Segada B.V.
Seguradora Vida ING (Macau), S.A.
Seguros Norman Moron N.V.
Sentax Assurantie B.V.
Sentax Lease B.V.
Service Centre Victoria B.V.
Servicios Automotrices Especializados de Jalisco
Servicios Immobiliarios La Comercial                     Fianzas Comercial America           9.02  Pensiones Comercial
                                                                                                    America                    6.70
Servicios para Automoviles Asegurados
Shanghai Quality Housing Real Estate Development Co.Ltd
Shanghai Racquet Club Partners B.V.
Shanghai Racquet Club Partners C.V.
Shelhold Ltd.
Shimarucu Garden B.V.
Ship Lease International B.V.
Siam City Asset Management Co., Ltd
Sijsma B.V.
Simbad N.V.
Simonis Beheer B.V.
Simonis Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.
Sipororo B.V.
Slivast B.V.
SLR Management (Bermuda) Ltd.
Small Business Publishing B.V.
SNC du Centre Mayol
SNC Haven
SNC Le Dome
SNC le Murier                                            S.A. du 59 Avenue d'Iena           25.00
SNC Peau Bearn
Sneeker Assurantiekantoor de Boer B.V.
Societe Immobiliere du CEL s.a.r.l.
Sodefina S.A.
Sofilease s.a.
Sofinvest sa
Sogam s.a.
Sogerfin s.a.
Soges Fiducem s.a.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Schepa Immobilia B.V.
Schipbeekse Poort B.V.
Schotte Afak Boxsem B.V.
Schotte Zeitlin Verzekeringen B.V.
Schroders Russian Region Fund Plc.
SCI Avenue de la Paix 27 s.a.
SCI Le Relais s.a.
SCI Square d'Assnieres Scotus inc.
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG
Secteur"Centre de Affaires et de congres"
Seculife B.V.
Security Connecticut Life Insurance Company
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International Ltd
Segada B.V.
Seguradora Vida ING (Macau), S.A.
Seguros Norman Moron N.V.
Sentax Assurantie B.V.
Sentax Lease B.V.
Service Centre Victoria B.V.
Servicios Automotrices Especializados de Jalisco
Servicios Immobiliarios La Comercial
Servicios para Automoviles Asegurados
Shanghai Quality Housing Real Estate Development Co.Ltd
Shanghai Racquet Club Partners B.V.
Shanghai Racquet Club Partners C.V.
Shelhold Ltd.
Shimarucu Garden B.V.
Ship Lease International B.V.
Siam City Asset Management Co., Ltd
Sijsma B.V.
Simbad N.V.
Simonis Beheer B.V.
Simonis Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.
Sipororo B.V.
Slivast B.V.
SLR Management (Bermuda) Ltd.
Small Business Publishing B.V.
SNC du Centre Mayol
SNC Haven
SNC Le Dome
SNC le Murier
SNC Peau Bearn
Sneeker Assurantiekantoor de Boer B.V.
Societe Immobiliere du CEL s.a.r.l.
Sodefina S.A.
Sofilease s.a.
Sofinvest sa
Sogam s.a.
Sogerfin s.a.
Soges Fiducem s.a.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Soges-Ateka s.n.c.                                       Soges Fiducem s.a.                                                   50.00
Soges-Dewaay s.a.                                        Soges Fiducem s.a.                                                  100.00
Solitario B.V.                                           ING Prena B.V.                                                      100.00
Sonhold Ltd.                                             ING Lease (UK) Limited                                              100.00
Sopica s.a.                                              Banque Bruxelles Lambert France S.A.                                 99.94
Soregep s.a.                                             Banque Bruxelles Lambert France S.A.                                 30.00
South Western Insurance Group Limited                    1418583 Ontario Ltd.                                                100.00
Southland Life Insurance Company                         ING America Life Corporation                                        100.00
Spaarfondsen Beheer B.V.                                 InterAdvies N.V.                                                    100.00
Spaarfondsen Bewaar B.V.                                 InterAdvies N.V.                                                    100.00
Sparre Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Spello PLC                                               ING Baring Holding Nederland B.V.                                   100.00
Spoolde B.V.                                             Westland/Utrecht Leasing B.V.                                       100.00
Springfield Capital Management (Jersey) Ltd.             Caisse Privee - Paul Van Den Bosch, Jean Cruysmans & Co              84.62
Springfield Capital Management Ltd.                      Williams de Broe Holdings Ltd                                       100.00
Springstreet Associates, Inc.                            Life Insurance Company of Georgia                                   100.00
Spuise Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
St. Maurice Compagnie d'Assurances                       Le Groupe Commerce Compagnie d'Assurances                           100.00
Staal Satelliet VI B.V.                                  Algemene Beleggingsmaatschappij CenE Bankiers B.V.                  100.00
Stampida B.V.                                            ING Prena B.V.                                                      100.00
Stamveld B.V.                                            ING Prena B.V.                                                      100.00
Standaard Hypotheekbank N.V.                             Algemeene Waarborgmaatschappij N.V.                                 100.00
Stanley G Plantzos Insurance Brokers Pty.                Austbrokers Holdings Ltd.                                           100.00
Star Fund Management s.a.                                Banque Bruxelles Lambert S.A.                                        51.69
Steendam Beleggingsmaatschappij Drachten B.V.            ING Prena B.V.                                                      100.00
Steenhuis Assurantien en Makelaardij B.V.                B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Steenstaete N.V.                                         Amersfoort-Staete B.V.                                                6.00
Steinsche Gasse GbR                                      ING-BHF Bank AG                                                      98.23
Stenning & Associates Financial Services Inc.            Equisure Insurance Services Ltd.                                     50.00
Sterling Developments B.V.                               Cofiton B.V.                                                        100.00
Stibbe Meijster B.V.                                     Belhaska XI B.V.                                                      2.85
Stichting Administratiekantoor ING Groep                 ?                                                                        -
Stichting Regio Bank                                     ?                                                                        -
Stone Lease S.A.                                         ING Lease Belgium S.A.                                              100.00
Storeria B.V.                                            ING Bank N.V.                                                       100.00
Straet & Snijder Assurantien B.V.                        Belhaska XI B.V.                                                    100.00
Strategic Investors Asia Limited                         ING Insurance International B.V.                                     51.00
Stresemannstrasse GbR                                    ING-BHF Bank AG                                                      98.23
Strokkur B.V.                                            ING Prena B.V.                                                      100.00
Sturgeon Falls Insurance Brokers (1985) Ltd.             Equisure Insurance Services Ltd.                                    100.00
Successfull Money Management Seninars, Inc               ReliaStar Financial Corporation                                     100.00
Sugar Garden B.V.                                        ING Prena B.V.                                                      100.00
Summa B.V.                                               ING Prena B.V.                                                      100.00
Summit Holding B.V.                                      ING Prena B.V.                                                      100.00
Sunrise Investments B.V.                                 ING Prena B.V.                                                      100.00
Super Concepts Pty. Ltd.                                 ING Life Limited                                                     40.00
Super Solutions Pty. Limited                             Super Concepts Pty. Ltd.                                            100.00
Sussex Leaseholds Limited                                Scotus Inc.                                                         100.00
Sutherland Beheer B.V.                                   ING Prena B.V.                                                       96.15
Svalbard Beheer B.V.                                     ING Prena B.V.                                                      100.00
Swalmse Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
Swinpoort B.V.                                           MBO Kousteensedijk Holding B.V.                                     100.00
Synerlease Belgium N.V.                                  ING Lease Belgium S.A.                                              100.00
t Oye Deventer B.V.                                      ING Prena B.V.                                                      100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Soges-Ateka s.n.c.
Soges-Dewaay s.a.
Solitario B.V.
Sonhold Ltd.
Sopica s.a.
Soregep s.a.
South Western Insurance Group Limited
Southland Life Insurance Company
Spaarfondsen Beheer B.V.
Spaarfondsen Bewaar B.V.
Sparre Poort B.V.
Spello PLC
Spoolde B.V.
Springfield Capital Management (Jersey) Ltd.
Springfield Capital Management Ltd.
Springstreet Associates, Inc.
Spuise Poort B.V.
St. Maurice Compagnie d'Assurances
Staal Satelliet VI B.V.
Stampida B.V.
Stamveld B.V.
Standaard Hypotheekbank N.V.
Stanley G Plantzos Insurance Brokers Pty.
Star Fund Management s.a.
Steendam Beleggingsmaatschappij Drachten B.V.
Steenhuis Assurantien en Makelaardij B.V.
Steenstaete N.V.                                         N.V. Square Montgomery             88.00  BOZ B.V.                    6.00
Steinsche Gasse GbR                                      Frankfurt Grundbesitz GmbH          1.14
Stenning & Associates Financial Services Inc.
Sterling Developments B.V.
Stibbe Meijster B.V.                                     Oostermij B.V.                     97.15
Stichting Administratiekantoor ING Groep
Stichting Regio Bank
Stone Lease S.A.
Storeria B.V.
Straet & Snijder Assurantien B.V.
Strategic Investors Asia Limited                         ING International Insurance
 Holdings, Inc.                                                                             49.00
Stresemannstrasse GbR                                    Frankfurt Grundbesitz GmbH          1.14
Strokkur B.V.
Sturgeon Falls Insurance Brokers (1985) Ltd.
Successfull Money Management Seninars, Inc
Sugar Garden B.V.
Summa B.V.
Summit Holding B.V.
Sunrise Investments B.V.
Super Concepts Pty. Ltd.                                 Austadvisers Equity Pty Limited    60.00
Super Solutions Pty. Limited
Sussex Leaseholds Limited
Sutherland Beheer B.V.
Svalbard Beheer B.V.
Swalmse Poort B.V.
Swinpoort B.V.
Synerlease Belgium N.V.
t Oye Deventer B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Schepa Immobilia B.V.
Schipbeekse Poort B.V.
Schotte Afak Boxsem B.V.
Schotte Zeitlin Verzekeringen B.V.
Schroders Russian Region Fund Plc.
SCI Avenue de la Paix 27 s.a.
SCI Le Relais s.a.
SCI Square d'Assnieres Scotus inc.
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG
Secteur"Centre de Affaires et de congres"
Seculife B.V.
Security Connecticut Life Insurance Company
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International Ltd
Segada B.V.
Seguradora Vida ING (Macau), S.A.
Seguros Norman Moron N.V.
Sentax Assurantie B.V.
Sentax Lease B.V.
Service Centre Victoria B.V.
Servicios Automotrices Especializados de Jalisco
Servicios Immobiliarios La Comercial
Servicios para Automoviles Asegurados
Shanghai Quality Housing Real Estate Development Co.Ltd
Shanghai Racquet Club Partners B.V.
Shanghai Racquet Club Partners C.V.
Shelhold Ltd.
Shimarucu Garden B.V.
Ship Lease International B.V.
Siam City Asset Management Co., Ltd
Sijsma B.V.
Simbad N.V.
Simonis Beheer B.V.
Simonis Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.
Sipororo B.V.
Slivast B.V.
SLR Management (Bermuda) Ltd.
Small Business Publishing B.V.
SNC du Centre Mayol
SNC Haven
SNC Le Dome
SNC le Murier
SNC Peau Bearn
Sneeker Assurantiekantoor de Boer B.V.
Societe Immobiliere du CEL s.a.r.l.
Sodefina S.A.
Sofilease s.a.
Sofinvest sa
Sogam s.a.
Sogerfin s.a.
Soges Fiducem s.a.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
T. Koster Beheer B.V.                                    ING Verzekeringen N.V.                                              100.00
T.B.B. & Heitkamp Assurantien B.V.                       Belhaska XI B.V.                                                    100.00
T.L.C. Investments Inc.                                  Equisure Financial Network, Inc.
Tabledo B.V.                                             ING Prena B.V.                                                      100.00
Tablero B.V.                                             ING Bank N.V.                                                       100.00
Tadavia B.V.                                             ING Prena B.V.                                                      100.00
Tailored Investment Notes Trust 1999-1                   Security Life of Denver Insurance Company                           100.00
Talboom Beheer B.V.                                      ING Prena B.V.                                                      100.00
Tapirus B.V.                                             ING Prena B.V.                                                      100.00
Tarima B.V.                                              ING Prena B.V.                                                      100.00
Tawny Owl Investment Company N.V.                        CenE Bankiers Holding N.V.                                          100.00
Technisch Advies Bureau Jaba B.V.                        ING Prena B.V.                                                      100.00
Tempero B.V.                                             ING Prena B.V.                                                      100.00
Ter Linden en Heijer Holding B.V.                        ING Prena B.V.                                                      100.00
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
 Grundbesitzerwerbs KG                                   Deutsche Hypothekenbank (Aktien-Gesellschaft)                        82.70
Terra Grundbesitzgesellschaft am Aegi mbH                Deutsche Hypothekenbank (Aktien-Gesellschaft)                        82.70
Tessara Zaanlandia B.V.                                  ING Prena B.V.                                                       98.78
Th. van den Akker Beheer B.V.                            ING Prena B.V.                                                      100.00
Thames Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Thames River Traditional Fund Plc.                                                                                                -
The Asia Pacific Fund Inc. (BAM)                                                                                                  -
The Baring Emerging Europe Trust Plc.                                                                                             -
The CGT Trust                                            Golden American Life Insurance Company                              100.00
The Egyptian Growth Investment Copany Limited                                                                                     -
The Greater China Fund Inc. (BAM)                                                                                                 -
The IT-Concord MISR Technology Venture Capital Fund                                                                               -
The Mortgage Acceptance Corporation (Holdings) Limited   Baring Brothers Limited                                             100.00
The Mortgage Acceptance Corporation Limited              Baring Brothers Limited                                             100.00
The New Providence Insurance Co. Ltd                     IB Holdings LLC                                                     100.00
The New Russia Fund (Investment Fund managed by BAM)                                                                          67.00
The Prospect of Japan Fund Limited                                                                                                -
The Seven Provinces International B.V.                   ING Insurance International B.V.                                    100.00
The UBK French Property Company Limited                                                                                           -
Theo Kentie Design B.V.                                  Tabledo B.V.                                                        100.00
Theo Tuerlings B.V.                                      ING Prena B.V.                                                      100.00
Theo Tuerlings Beheer B.V.                               ING Prena B.V.                                                      100.00
THG Beteiligungsverwaltung GmbH                          ING-BHF Bank AG                                                      48.54
Tiberia B.V.                                             Entero B.V.                                                         100.00
Ticket BBL Travel S.A.                                   Banque Bruxelles Lambert S.A.
Titrisation Belge - Effectisering S.A.                   Banque Bruxelles Lambert S.A.                                       100.00
Tolinea B.V.                                             ING Bank N.V.                                                       100.00
Top Lease B.V.                                           ING Lease Holding N.V.                                              100.00
Top Lease Belgium N.V.                                   Top Lease B.V.                                                      100.00
Total Resources LLC                                      Furman Selz Proprietary, Inc.                                       100.00
Trabanca B.V.                                            ING Prena B.V.                                                      100.00
Tranent B.V.                                             ING Prena B.V.                                                       79.41
Trasgo B.V.                                              ING Prena B.V.                                                      100.00
Traslado B.V.                                            ING Prena B.V.                                                      100.00
Treetop B.V.                                             ING Prena B.V.                                                      100.00
Trenorth Pty Ltd                                         Heine Management Pty Limited                                        100.00
Tricor B.V.                                              ING Prena B.V.                                                      100.00
Tripolis A C.V.                                          ?                                                                        -
Tripolis B C.V.                                          ?                                                                        -
Tripolis C C.V.                                          ?                                                                        -

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
T. Koster Beheer B.V.
T.B.B. & Heitkamp Assurantien B.V.
T.L.C. Investments Inc.
Tabledo B.V.
Tablero B.V.
Tadavia B.V.
Tailored Investment Notes Trust 1999-1
Talboom Beheer B.V.
Tapirus B.V.
Tarima B.V.
Tawny Owl Investment Company N.V.
Technisch Advies Bureau Jaba B.V.
Tempero B.V.
Ter Linden en Heijer Holding B.V.
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
 Grundbesitzerwerbs KG
Terra Grundbesitzgesellschaft am Aegi mbH
Tessara Zaanlandia B.V.
Th. van den Akker Beheer B.V.
Thames Poort B.V.
Thames River Traditional Fund Plc.
The Asia Pacific Fund Inc. (BAM)
The Baring Emerging Europe Trust Plc.
The CGT Trust
The Egyptian Growth Investment Copany Limited
The Greater China Fund Inc. (BAM)
The IT-Concord MISR Technology Venture Capital Fund
The Mortgage Acceptance Corporation (Holdings) Limited
The Mortgage Acceptance Corporation Limited
The New Providence Insurance Co. Ltd
The New Russia Fund (Investment Fund managed by BAM)
The Prospect of Japan Fund Limited
The Seven Provinces International B.V.
The UBK French Property Company Limited
Theo Kentie Design B.V.
Theo Tuerlings B.V.
Theo Tuerlings Beheer B.V.
THG Beteiligungsverwaltung GmbH
Tiberia B.V.
Ticket BBL Travel S.A.
Titrisation Belge - Effectisering S.A.
Tolinea B.V.
Top Lease B.V.
Top Lease Belgium N.V.
Total Resources LLC
Trabanca B.V.
Tranent B.V.
Trasgo B.V.
Traslado B.V.
Treetop B.V.
Trenorth Pty Ltd
Tricor B.V.
Tripolis A C.V.
Tripolis B C.V.
Tripolis C C.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
T. Koster Beheer B.V.
T.B.B. & Heitkamp Assurantien B.V.
T.L.C. Investments Inc.
Tabledo B.V.
Tablero B.V.
Tadavia B.V.
Tailored Investment Notes Trust 1999-1
Talboom Beheer B.V.
Tapirus B.V.
Tarima B.V.
Tawny Owl Investment Company N.V.
Technisch Advies Bureau Jaba B.V.
Tempero B.V.
Ter Linden en Heijer Holding B.V.
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
 Grundbesitzerwerbs KG
Terra Grundbesitzgesellschaft am Aegi mbH
Tessara Zaanlandia B.V.
Th. van den Akker Beheer B.V.
Thames Poort B.V.
Thames River Traditional Fund Plc.
The Asia Pacific Fund Inc. (BAM)
The Baring Emerging Europe Trust Plc.
The CGT Trust
The Egyptian Growth Investment Copany Limited
The Greater China Fund Inc. (BAM)
The IT-Concord MISR Technology Venture Capital Fund
The Mortgage Acceptance Corporation (Holdings) Limited
The Mortgage Acceptance Corporation Limited
The New Providence Insurance Co. Ltd
The New Russia Fund (Investment Fund managed by BAM)
The Prospect of Japan Fund Limited
The Seven Provinces International B.V.
The UBK French Property Company Limited
Theo Kentie Design B.V.
Theo Tuerlings B.V.
Theo Tuerlings Beheer B.V.
THG Beteiligungsverwaltung GmbH
Tiberia B.V.
Ticket BBL Travel S.A.
Titrisation Belge - Effectisering S.A.
Tolinea B.V.
Top Lease B.V.
Top Lease Belgium N.V.
Total Resources LLC
Trabanca B.V.
Tranent B.V.
Trasgo B.V.
Traslado B.V.
Treetop B.V.
Trenorth Pty Ltd
Tricor B.V.
Tripolis A C.V.
Tripolis B C.V.
Tripolis C C.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Tripolis IJsbaanpad Beheer A I B.V.                      Tripolis Vastgoed B.V.                                              100.00
Tripolis IJsbaanpad Beheer A II B.V.                     Tripolis Vastgoed B.V.                                               65.00
Tripolis IJsbaanpad Beheer B I B.V.                      Tripolis Vastgoed B.V.                                              100.00
Tripolis IJsbaanpad Beheer B II B.V.                     Tripolis Vastgoed B.V.                                               65.00
Tripolis IJsbaanpad Beheer C I B.V.                      Tripolis Vastgoed B.V.                                              100.00
Tripolis IJsbaanpad Beheer C II B.V.                     Tripolis Vastgoed B.V.                                              100.00
Tripolis Vastgoed B.V.                                   ING Vastgoed Belegging B.V.                                         100.00
Tripudio B.V.                                            ING Bank N.V.                                                       100.00
Trituris B.V.                                            ING Prena B.V.                                                      100.00
Truchot Limited                                          Baring Trustees (Guernsey) Limited                                   50.00
Truckstar Holding B.V.                                   ING Prena B.V.                                                      100.00
Trust Maatschappij ING Bank B.V.                         ING Trust B.V.                                                      100.00
Tucker Roberts Tierney & Wilson Limited                  Equisure Insurance Services Ltd.                                     50.00
Tucupido B.V.                                            ING Prena B.V.                                                      100.00
Tudor Registrars Limited                                 Ravensbourne Registration Services Limited                          100.00
Tunnel onder de Noord B.V.                               ING Bank N.V.                                                       100.00
U. Ringsma Beheer B.V.                                   ING Prena B.V.                                                      100.00
UC Mortgage Corporation                                  ING America Insurance Holdings, Inc.                                100.00
Uiterwijk Winkel Verzekeringen B.V.                      Belhaska XI B.V.                                                      2.50
ULG Federated International Management Sd. Bhd.          ING Management Holdings (Malaysia) Sdn. Bhd.                        100.00
Union Investment Company Pty Ltd                         ING Life Limited                                                    100.00
United Life & Annuity Insurance Company                  ING America Insurance Holdings, Inc.                                100.00
Unitres Beheer B.V.                                      Unitres Holding B.V.                                                100.00
Unitres Holding B.V.                                     ING Prena B.V.                                                      100.00
USG Annuity & Life Company                               Equitable Life Insurance Company of Iowa                            100.00
UTA Finanz und Leasing GmbH                              ING Lease Holding (Deutschland) GmbH                                 70.00
Utrechtse Financierings Bank N.V.                        Westland/Utrecht Hypotheekbank N.V.                                 100.00
Utrechtse Hypotheekbank N.V.                             Westland/Utrecht Hypotheekbank N.V.                                 100.00
Utrechtse Participatiemaatschappij B.V.                  CenE Bankiers N.V.                                                   25.00
Utrechtse Poort B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten     ING Vastgoed Ontwikkeling B.V.                                       10.00
V.R. & V.C. Holding B.V.                                 B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Vaderlandsche Hypotheekbank N.V.                         Westlandsche Hypotheek N.V.                                         100.00
Valeron B.V.                                             ING Prena B.V.                                                      100.00
Valis B.V.                                               ING Prena B.V.                                                      100.00
Valores Consolidados                                     ING Insurance International B.V.                                     99.90
Valpacos B.V.                                            ING Prena B.V.                                                      100.00
Van den Brink & Schuiteman Assurantien B.V.              Belhaska XI B.V.                                                      2.00
Van den Heuvel Beheer B.V.                               ING Prena B.V.                                                      100.00
Van der Ham Rhijngouw Assurantien B.V.                   Belhaska XI B.V.                                                      2.50
Van der Hoek Adviesgroep B.V.                            Belhaska XI B.V.                                                      2.50
Van Deursen & De Jong Assurantien B.V.                   Belhaska XI B.V.                                                      6.67
Van Duin & Molenaar Assurantien B.V.                     Belhaska XI B.V.                                                      0.25
Van Loon Beheer B.V.                                     ING Prena B.V.                                                      100.00
Van Maaren Beheer B.V.                                   ING Prena B.V.                                                      100.00
Van Meulen Assurantien B.V.                              Belhaska XI B.V.                                                      2.85
Van Rensch Groep B.V.                                    Belhaska XI B.V.                                                      2.85
Van Thuringen B.V.                                       ING Lease (Nederland) B.V.                                          100.00
Van Zwamen Holding B.V.                                  ING Prena B.V.                                                      100.00
Vastgoed De Appelaar B.V.                                Vastgoed De Appelaar Holding B.V.                                   100.00
Vastgoed De Appelaar Holding B.V.                        ING Vastgoed Ontwikkeling B.V.                                      100.00
Vastgoed De Brink B.V.                                   ING Vastgoed Ontwikkeling B.V.                                      100.00
Vastgoed IJburg B.V.                                     MBO Pleintoren Holding B.V.                                         100.00
Vastgoed Visarenddreef B.V.                              ING Vastgoed Watertorens II B.V.                                    100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Tripolis IJsbaanpad Beheer A I B.V.
Tripolis IJsbaanpad Beheer A II B.V.                     ING Vastgoed Belegging B.V.        35.00
Tripolis IJsbaanpad Beheer B I B.V.
Tripolis IJsbaanpad Beheer B II B.V.                     ING Vastgoed Belegging B.V.        35.00
Tripolis IJsbaanpad Beheer C I B.V.
Tripolis IJsbaanpad Beheer C II B.V.
Tripolis Vastgoed B.V.
Tripudio B.V.
Trituris B.V.
Truchot Limited                                          Guernsey International Fund
                                                          Managers Limited                  50.00
Truckstar Holding B.V.
Trust Maatschappij ING Bank B.V.
Tucker Roberts Tierney & Wilson Limited
Tucupido B.V.
Tudor Registrars Limited
Tunnel onder de Noord B.V.
U. Ringsma Beheer B.V.
UC Mortgage Corporation
Uiterwijk Winkel Verzekeringen B.V.                      Oostermij B.V.                     97.50
ULG Federated International Management Sd. Bhd.
Union Investment Company Pty Ltd
United Life & Annuity Insurance Company
Unitres Beheer B.V.
Unitres Holding B.V.
USG Annuity & Life Company
UTA Finanz und Leasing GmbH
Utrechtse Financierings Bank N.V.
Utrechtse Hypotheekbank N.V.
Utrechtse Participatiemaatschappij B.V.
Utrechtse Poort B.V.
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten     Muller Bouwparticipatie B.V.       40.00
V.R. & V.C. Holding B.V.
Vaderlandsche Hypotheekbank N.V.
Valeron B.V.
Valis B.V.
Valores Consolidados
Valpacos B.V.
Van den Brink & Schuiteman Assurantien B.V.              Oostermij B.V.                     98.00
Van den Heuvel Beheer B.V.
Van der Ham Rhijngouw Assurantien B.V.                   Oostermij B.V.                     97.50
Van der Hoek Adviesgroep B.V.                            Oostermij B.V.                     97.50
Van Deursen & De Jong Assurantien B.V.                   Oostermij B.V.                     13.30
Van Duin & Molenaar Assurantien B.V.                     Oostermij B.V.                     99.75
Van Loon Beheer B.V.
Van Maaren Beheer B.V.
Van Meulen Assurantien B.V.                              Oostermij B.V.                     97.15
Van Rensch Groep B.V.                                    Oostermij B.V.                     97.15
Van Thuringen B.V.
Van Zwamen Holding B.V.
Vastgoed De Appelaar B.V.
Vastgoed De Appelaar Holding B.V.
Vastgoed De Brink B.V.
Vastgoed IJburg B.V.
Vastgoed Visarenddreef B.V.

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Tripolis IJsbaanpad Beheer A I B.V.
Tripolis IJsbaanpad Beheer A II B.V.
Tripolis IJsbaanpad Beheer B I B.V.
Tripolis IJsbaanpad Beheer B II B.V.
Tripolis IJsbaanpad Beheer C I B.V.
Tripolis IJsbaanpad Beheer C II B.V.
Tripolis Vastgoed B.V.
Tripudio B.V.
Trituris B.V.
Truchot Limited
Truckstar Holding B.V.
Trust Maatschappij ING Bank B.V.
Tucker Roberts Tierney & Wilson Limited
Tucupido B.V.
Tudor Registrars Limited
Tunnel onder de Noord B.V.
U. Ringsma Beheer B.V.
UC Mortgage Corporation
Uiterwijk Winkel Verzekeringen B.V.
ULG Federated International Management Sd. Bhd.
Union Investment Company Pty Ltd
United Life & Annuity Insurance Company
Unitres Beheer B.V.
Unitres Holding B.V.
USG Annuity & Life Company
UTA Finanz und Leasing GmbH
Utrechtse Financierings Bank N.V.
Utrechtse Hypotheekbank N.V.
Utrechtse Participatiemaatschappij B.V.
Utrechtse Poort B.V.
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten
V.R. & V.C. Holding B.V.
Vaderlandsche Hypotheekbank N.V.
Valeron B.V.
Valis B.V.
Valores Consolidados
Valpacos B.V.
Van den Brink & Schuiteman Assurantien B.V.
Van den Heuvel Beheer B.V.
Van der Ham Rhijngouw Assurantien B.V.
Van der Hoek Adviesgroep B.V.
Van Deursen & De Jong Assurantien B.V.
Van Duin & Molenaar Assurantien B.V.
Van Loon Beheer B.V.
Van Maaren Beheer B.V.
Van Meulen Assurantien B.V.
Van Rensch Groep B.V.
Van Thuringen B.V.
Van Zwamen Holding B.V.
Vastgoed De Appelaar B.V.
Vastgoed De Appelaar Holding B.V.
Vastgoed De Brink B.V.
Vastgoed IJburg B.V.
Vastgoed Visarenddreef B.V.

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.                      MBO Dommelstaete Holding B.V.                                       100.00
Vechtse Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
Veenstra & Gepken Assurantien B.V.                       Belhaska XI B.V.                                                      5.00
Ven Beheer B.V.                                          ING Prena B.V.                                                      100.00
Venak Assurantien B.V.                                   Belhaska XI B.V.                                                      0.05
Venture Administration Limited                           Baring Private Equity Partners Limited                              100.00
Venture Capital Partners Pty Ltd                         ING Investment Management Limited                                    66.67
Venturi G.W. Thonissen Beheer B.V.                       Trust Maatschappij ING Bank B.V.                                    100.00
Veraz B.V.                                               Belhaska XI B.V.                                                      4.00
Verbouw Support B.V.                                     B.V. Algemene Beleggingsmaatschappij Reigerdaal                     100.00
Verenigde Bankbedrijven N.V.                             ING Bank N.V.                                                       100.00
Versluis Assurantien B.V.                                Belhaska XI B.V.                                                      2.00
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH    Industrie-Beteiligungs-Gesellschaft mbH                              48.54
Verwaltung Quartier 203 GmbH                             BHF Immobilien-GmbH                                                  48.54
Vestax Capital Corporation, Inc.                         ING Advisors Network, Inc.                                          100.00
Via Catarina "Empredimentos Imobiliarios" SA             MBO Via Catarina B.V.                                                50.00
Vicar B.V.                                               ING Prena B.V.                                                      100.00
Vidriales B.V.                                           ING Prena B.V.                                                      100.00
Vinca Minor Finance B.V.                                 Algemene Beleggingsmaatschappij CenE Bankiers B.V.                  100.00
Vitigudino B.V.                                          Tuvor B.V.                                                          100.00
Vivene B.V.                                              Trust Maatschappij ING Bank B.V.                                    100.00
Vivian Limited                                           Baring Trustees (Guernsey) Limited                                   50.00
Vlietse Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
VOF Mahler 4                                             ING Vastgoed Mahler 4 B.V.                                           33.33
VOLA Geldleningen B.V.                                   B.V. Financieringsmaatschappij "Vola"                               100.00
Volmachtbedrijf ING Bank B.V.                            Assurantiebedrijf ING Bank N.V.                                     100.00
Vorola Holding B.V.                                      ING Prena B.V.                                                      100.00
VTX Agency of California, Inc.                           VTX Agency, Inc.                                                    100.00
VTX Agency of Massachusetts, Inc.                        VTX Agency, Inc.                                                    100.00
VTX Agency of Michigan, Inc.                             VTX Agency, Inc.                                                    100.00
VTX Agency of Oregon, Inc.                               VTX Agency, Inc.                                                    100.00
VTX Agency of Texas, Inc.                                VTX Agency, Inc.                                                    100.00
VTX Agency, Inc.                                         Vestax Capital Corporation, Inc.                                    100.00
W. Melkman & Zonen Assurantien B.V.                      Oostermij B.V.                                                      100.00
W. Muller Assurantien B.V.                               Teer Holding B.V.                                                   100.00
W.M. Timmermans Assurantien B.V.                         Belhaska XI B.V.                                                    100.00
W.N. van Twist Holding B.V.                              ING Prena B.V.                                                      100.00
W.U.H. Finanz A.G.                                       Westland/Utrecht Hypotheekbank N.V.                                 100.00
Wabemij B.V.                                             ING Prena B.V.                                                      100.00
Wadden Poort B.V.                                        Westland/Utrecht Leasing B.V.                                       100.00
Wago Beheer B.V.                                         Croesus Management BVBA                                             100.00
Warsaw I B.V.                                            ING Real Estate International Development B.V.                      100.00
Warsaw II B.V.                                           ING Real Estate International Development B.V.                      100.00
Warsaw III B.V.                                          ING Real Estate (MQE) N.V.                                          100.00
Washington Square Insurance Agency (New Mexico), Inc.    Washington Square Securities, Inc.                                  100.00
Washington Square Insurance Agency (Ohio), Inc.          Washington Square Securities, Inc.                                   90.00
Washington Square Insurance Agency, Inc. (of
 Massachusets)                                           Washington Square Securities, Inc.                                  100.00
Washington Square Insurance Agency, Inc. (of Texas)      Washington Square Securities, Inc.                                  100.00
Washington Square Insurance Agency, Inc. (Puerto Rico)   Washington Square Securities, Inc.                                  100.00
Wellington Warranty Company, Inc.                        ING Canada P&C Inc.                                                 100.00
Welstand B.V.                                            Welvaert Financieringen nv                                          100.00
Welvaert Financieringen N.V.                             InterAdvies N.V.                                                    100.00
Westermij B.V.                                           Amfas Explotatie Maatschappij B.V.                                  100.00
Western Union Insurance Company                          ING Canada P&C Inc.                                                 100.00

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.
Vechtse Poort B.V.
Veenstra & Gepken Assurantien B.V.                       Oostermij B.V.                     95.00
Ven Beheer B.V.
Venak Assurantien B.V.                                   Oostermij B.V.                     99.05
Venture Administration Limited
Venture Capital Partners Pty Ltd
Venturi G.W. Thonissen Beheer B.V.
Veraz B.V.                                               Oostermij B.V.                     96.00
Verbouw Support B.V.
Verenigde Bankbedrijven N.V.
Versluis Assurantien B.V.                                Oostermij B.V.                     98.00
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH
Verwaltung Quartier 203 GmbH
Vestax Capital Corporation, Inc.
Via Catarina "Empredimentos Imobiliarios" SA
Vicar B.V.
Vidriales B.V.
Vinca Minor Finance B.V.
Vitigudino B.V.
Vivene B.V.
Vivian Limited                                           Guernsey International Fund
                                                          Managers Limited                  50.00
Vlietse Poort B.V.
VOF Mahler 4 VOLA Geldleningen B.V.
Volmachtbedrijf ING Bank B.V.
Vorola Holding B.V.
VTX Agency of California, Inc.
VTX Agency of Massachusetts, Inc.
VTX Agency of Michigan, Inc.
VTX Agency of Oregon, Inc.
VTX Agency of Texas, Inc.
VTX Agency, Inc.
W. Melkman & Zonen Assurantien B.V.
W. Muller Assurantien B.V.
W.M. Timmermans Assurantien B.V.
W.N. van Twist Holding B.V.
W.U.H. Finanz A.G.
Wabemij B.V.
Wadden Poort B.V.
Wago Beheer B.V.
Warsaw I B.V.
Warsaw II B.V.
Warsaw III B.V.
Washington Square Insurance Agency (New Mexico), Inc.
Washington Square Insurance Agency (Ohio), Inc.
Washington Square Insurance Agency, Inc. (of
 Massachusets)
Washington Square Insurance Agency, Inc. (of Texas)
Washington Square Insurance Agency, Inc. (Puerto Rico)
Wellington Warranty Company, Inc.
Welstand B.V.
Welvaert Financieringen N.V.
Westermij B.V.
Western Union Insurance Company

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.
Vechtse Poort B.V.
Veenstra & Gepken Assurantien B.V.
Ven Beheer B.V.
Venak Assurantien B.V.
Venture Administration Limited
Venture Capital Partners Pty Ltd
Venturi G.W. Thonissen Beheer B.V.
Veraz B.V.
Verbouw Support B.V.
Verenigde Bankbedrijven N.V.
Versluis Assurantien B.V.
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH
Verwaltung Quartier 203 GmbH
Vestax Capital Corporation, Inc.
Via Catarina "Empredimentos Imobiliarios" SA
Vicar B.V.
Vidriales B.V.
Vinca Minor Finance B.V.
Vitigudino B.V.
Vivene B.V.
Vivian Limited
Vlietse Poort B.V.
VOF Mahler 4 VOLA Geldleningen B.V.
Volmachtbedrijf ING Bank B.V.
Vorola Holding B.V.
VTX Agency of California, Inc.
VTX Agency of Massachusetts, Inc.
VTX Agency of Michigan, Inc.
VTX Agency of Oregon, Inc.
VTX Agency of Texas, Inc.
VTX Agency, Inc.
W. Melkman & Zonen Assurantien B.V.
W. Muller Assurantien B.V.
W.M. Timmermans Assurantien B.V.
W.N. van Twist Holding B.V.
W.U.H. Finanz A.G.
Wabemij B.V.
Wadden Poort B.V.
Wago Beheer B.V.
Warsaw I B.V.
Warsaw II B.V.
Warsaw III B.V.
Washington Square Insurance Agency (New Mexico), Inc.
Washington Square Insurance Agency (Ohio), Inc.
Washington Square Insurance Agency, Inc. (of
 Massachusets)
Washington Square Insurance Agency, Inc. (of Texas)
Washington Square Insurance Agency, Inc. (Puerto Rico)
Wellington Warranty Company, Inc.
Welstand B.V.
Welvaert Financieringen N.V.
Westermij B.V.
Western Union Insurance Company

COMPANY NAME                                             PARENT 1                                                           % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Western United Benefit Planners Pty Ltd                  Western United Insurance Brokers Pty Ltd                            100.00
Western United Insurance Brokers (Aust) Pty Ltd          Western United Insurance Brokers Pty Ltd                            100.00
Western United Insurance Brokers (W.A.) Pty Ltd          Western United Insurance Brokers Pty Ltd                            100.00
Western United Insurance Brokers Pty Ltd                 Austbrokers Holdings Ltd.                                            99.00
Westland Utrecht Bewaarbedrijf I B.V.                    Westland/Utrecht Hypotheekbank N.V.                                 100.00
Westland/Utrecht Advies B.V.                             Westland Utrecht Hypotheekbank N.V.                                 100.00
Westland/Utrecht Bouwonderneming WUBO VI B.V.            Westland/Utrecht Leasing B.V.                                       100.00
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.       Westland/Utrecht Leasing B.V.                                       100.00
Westland/Utrecht Hypotheekbank N.V.                      ING Bank N.V.                                                       100.00
Westland/Utrecht Hypotheekmaatschappij N.V.              Nationale Omnium N.V.                                                 2.78
Westland/Utrecht Leasing B.V.                            Westland Utrecht Hypotheekbank N.V.                                 100.00
Westland/Utrecht Verzekeringen B.V.                      Westland/Utrecht Hypotheekbank N.V.                                 100.00
Westlandsche Hypotheek N.V.                              Westland/Utrecht Hypotheekbank N.V.                                 100.00
Westment II B.V.                                         Gothia Estate II B.V.                                               100.00
Westward Capital II B.V.                                 Trust Maatschappij ING Bank B.V.                                    100.00
Wiese Aetna Compania de Seguros S.A.                     ING International Peru S.A.                                          33.70
Wiese Aetna Seguros de Vida S.A.                         ING International Peru S.A.                                          33.70
Wijkertunnel Beheer I B.V.                               Nationale Nederlanden Interfinance B.V.                             100.00
Wijkertunnel Beheer II B.V.                              MKB Vliehors II B.V.                                                100.00
Wijkertunnel Beheer II Management B.V.                   Wijkertunnel Beheer II B.V.                                         100.00
Wijnegem Ontwikkelingsmaatschappij N.V.                  Nationale Nederlanden Interfinance B.V.                              17.70
Wilge Poort B.V.                                         Westland/Utrecht Leasing B.V.                                       100.00
Wilhelminahof MBO B.V.                                   ING Vastgoed Ontwikkeling B.V.                                      100.00
Willbro Financial Services Ltd.                          Williams de Broe Holdings Ltd.                                      100.00
Willbro Nominees Ltd.                                    Williams de Broe Plc.                                               100.00
Williams Chaplin Service Cy Ltd.                         Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Administration Ltd.                     Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Futures Ltd.                            Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Holdings Ltd.                           Banque Bruxelles Lambert S.A.                                        66.80
Williams de Broe International Ltd.                      Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Investment Management Ltd.              Williams de Broe Plc.                                               100.00
Williams de Broe Link Nominees (No 1) Ltd.               Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Link Nominees (No 2) Ltd.               Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Overseas Ltd.                           Williams de Broe Holdings Ltd.                                      100.00
Williams de Broe Plc.                                    Williams de Broe Holdings Ltd.                                      100.00
WINGVest III B.V.                                        ING Bank N.V.                                                       100.00
WINGVest IV - 99 B.V.                                    ING Bank N.V.                                                       100.00
WINGVest V B.V.                                          ING Bank N.V.                                                       100.00
Winkelfonds Nederland Holding Projectvennootschappen
 B.V.                                                    ING Dutch Retail Fund N.V.                                          100.00
Winschoter Poort B.V.                                    Westland/Utrecht Leasing B.V.                                       100.00
Woonboulevard III B.V.                                   Winkelfonds Nederland Holding Projectvennootschappen B.V.           100.00
WUIB Pty Ltd                                             Western United Insurance Brokers Pty Ltd                            100.00
Yealme Insurance Limited                                 Baring Brothers Limited                                             100.00
Zamenterp B.V.                                           NMB Heller N.V.                                                      50.00
Zeeuwsche Hypotheekbank N.V.                             Westlandsche Hypotheek N.V.                                         100.00
Zeeuwse Poort B.V.                                       Westland/Utrecht Leasing B.V.                                       100.00
Zil 2001 B.V.                                            ING Lease (Nederland) B.V.                                          100.00
ZIL '97 B.V.                                             ING Lease (Nederland) B.V.                                          100.00
Zil '98 B.V.                                             ING Lease (Nederland) B.V.                                          100.00
Zugut B.V.                                               Westland Utrecht Hypotheekbank N.V.                                 100.00
Zuid Nederlandsche Hypotheekbank N.V.                    Utrechtse Hypotheekbank N.V.                                        100.00
Zuid-Hollandsche Hypotheekbank N.V.                      Westlandsche Hypotheek N.V.                                         100.00
Zutphense Poort B.V.                                     Westland/Utrecht Leasing B.V.                                       100.00
Zweite Industrie-Beteiligungs-Gesellschaft mbH           Industrie-Beteiligungs-Gesellschaft mbH                              98.23

COMPANY NAME                                             PARENT 2                         % OWNED  PARENT 3                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Western United Benefit Planners Pty Ltd
Western United Insurance Brokers (Aust) Pty Ltd
Western United Insurance Brokers (W.A.) Pty Ltd
Western United Insurance Brokers Pty Ltd                 Edson Holdings Pty Ltd              1.00
Westland Utrecht Bewaarbedrijf I B.V.
Westland/Utrecht Advies B.V.
Westland/Utrecht Bouwonderneming WUBO VI B.V.
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.
Westland/Utrecht Hypotheekbank N.V.
Westland/Utrecht Hypotheekmaatschappij N.V.              De Vaderlandsche N.V.              97.22
Westland/Utrecht Leasing B.V.
Westland/Utrecht Verzekeringen B.V.
Westlandsche Hypotheek N.V.
Westment II B.V.
Westward Capital II B.V.
Wiese Aetna Compania de Seguros S.A.
Wiese Aetna Seguros de Vida S.A.
Wijkertunnel Beheer I B.V.
Wijkertunnel Beheer II B.V.
Wijkertunnel Beheer II Management B.V.
Wijnegem Ontwikkelingsmaatschappij N.V.                  N.V. Square Montgomery             32.33
Wilge Poort B.V.
Wilhelminahof MBO B.V.
Willbro Financial Services Ltd.
Willbro Nominees Ltd.
Williams Chaplin Service Cy Ltd.
Williams de Broe Administration Ltd.
Williams de Broe Futures Ltd.
Williams de Broe Holdings Ltd.                           Banque Bruxelles Lambert Suisse
                                                          S.A.                               5.66  ING BANK (FRANCE) SA       10.00
Williams de Broe International Ltd.
Williams de Broe Investment Management Ltd.
Williams de Broe Link Nominees (No 1) Ltd.
Williams de Broe Link Nominees (No 2) Ltd.
Williams de Broe Overseas Ltd.
Williams de Broe Plc.
WINGVest III B.V.
WINGVest IV - 99 B.V.
WINGVest V B.V.
Winkelfonds Nederland Holding Projectvennootschappen
 B.V.
Winschoter Poort B.V.
Woonboulevard III B.V.
WUIB Pty Ltd
Yealme Insurance Limited
Zamenterp B.V.
Zeeuwsche Hypotheekbank N.V.
Zeeuwse Poort B.V.
Zil 2001 B.V.
ZIL '97 B.V.
Zil '98 B.V.
Zugut B.V.
Zuid Nederlandsche Hypotheekbank N.V.
Zuid-Hollandsche Hypotheekbank N.V.
Zutphense Poort B.V.
Zweite Industrie-Beteiligungs-Gesellschaft mbH

COMPANY NAME                                             PARENT 4                         % OWNED  PARENT 5                 % OWNED
------------------------------------------------------------------------------------------------------------------------------------
Western United Benefit Planners Pty Ltd
Western United Insurance Brokers (Aust) Pty Ltd
Western United Insurance Brokers (W.A.) Pty Ltd
Western United Insurance Brokers Pty Ltd
Westland Utrecht Bewaarbedrijf I B.V.
Westland/Utrecht Advies B.V.
Westland/Utrecht Bouwonderneming WUBO VI B.V.
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.
Westland/Utrecht Hypotheekbank N.V.
Westland/Utrecht Hypotheekmaatschappij N.V.
Westland/Utrecht Leasing B.V.
Westland/Utrecht Verzekeringen B.V.
Westlandsche Hypotheek N.V.
Westment II B.V.
Westward Capital II B.V.
Wiese Aetna Compania de Seguros S.A.
Wiese Aetna Seguros de Vida S.A.
Wijkertunnel Beheer I B.V.
Wijkertunnel Beheer II B.V.
Wijkertunnel Beheer II Management B.V.
Wijnegem Ontwikkelingsmaatschappij N.V.
Wilge Poort B.V.
Wilhelminahof MBO B.V.
Willbro Financial Services Ltd.
Willbro Nominees Ltd.
Williams Chaplin Service Cy Ltd.
Williams de Broe Administration Ltd.
Williams de Broe Futures Ltd.
Williams de Broe Holdings Ltd.
Williams de Broe International Ltd.
Williams de Broe Investment Management Ltd.
Williams de Broe Link Nominees (No 1) Ltd.
Williams de Broe Link Nominees (No 2) Ltd.
Williams de Broe Overseas Ltd.
Williams de Broe Plc.
WINGVest III B.V.
WINGVest IV - 99 B.V.
WINGVest V B.V.
Winkelfonds Nederland Holding Projectvennootschappen
 B.V.
Winschoter Poort B.V.
Woonboulevard III B.V.
WUIB Pty Ltd
Yealme Insurance Limited
Zamenterp B.V.
Zeeuwsche Hypotheekbank N.V.
Zeeuwse Poort B.V.
Zil 2001 B.V.
ZIL '97 B.V.
Zil '98 B.V.
Zugut B.V.
Zuid Nederlandsche Hypotheekbank N.V.
Zuid-Hollandsche Hypotheekbank N.V.
Zutphense Poort B.V.
Zweite Industrie-Beteiligungs-Gesellschaft mbH

1) Company owned by Individual pursuant to State Law. Shareholder Agreement in place

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 559,266 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

Name and Principal                       Positions and Offices with
Business Address                         Principal Underwriter
------------------                       --------------------------
Ronald R. Barhorst                       Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                     Director and Senior Vice President

Shaun Patrick Mathews(2)                 Director and Senior Vice President

Allan Baker(2)                           Senior Vice President

Boyd George Combs(3)                     Senior Vice President

Susan J. Stamm(2)                        Chief Financial Officer

William T. Abramowicz                    Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen(2)                    Vice President

Douglas J. Ambrose(1)                    Vice President

Louis E. Bachetti                        Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                      Vice President

David A. Brounley(2)                     Vice President

Brian D. Comer(2)                        Vice President

Keith J. Green(3)                        Vice President

Brian K. Haendiges(2)                    Vice President

Brian P. Harrington(4)                   Vice President

Bernard P. Heffernon                     Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                     Vice President

Jess D. Kravitz(2)                       Vice President

Mary Ann Langevin(2)                     Vice President

Christina Lareau(2)                      Vice President

Katherine E. Lewis                       Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                        Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                          Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                       Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)               Vice President

Richard T. Mason                         Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                      Vice President

Scott T. Neeb(1)                         Vice President

Ethel Pippin(2)                          Vice President

Deborah Rubin(4)                         Vice President

Frank W. Snodgrass                       Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                          Vice President

S. Bradford Vaughan, Jr.                 Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                       Vice President

Therese M. Squillacote(2)                Vice President and Chief Compliance Officer

David Scott Pendergrass(1)               Vice President and Treasurer

David A. Kelsey(2)                       Assistant Vice President

Paula Cludray-Engelke(5)                 Secretary

Loralee Ann Renelt(5)                    Assistant Secretary

Rebecca A. Schoff(5)                     Assistant Secretary

John F. Todd(2)                          Assistant Secretary

Robert J. Scalise(2)                     Assistant Treasurer

Glenn Allan Black(3)                     Tax Officer

Joseph J. Elmy(2)                        Tax Officer

G. Michael Fell(3)                       Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)   Compensation from January 1, 2002 to December 31, 2002:


        (1)             (2)                    (3)                (4)              (5)

Name of          Net Underwriting        Compensation
Principal        Discounts and           on Redemption         Brokerage
Underwriter      Commissions             or Annuitization      Commissions     Compensation*
-----------      ----------------        ----------------      -----------     -------------
ING Financial
Advisers, LLC                                                                  $  856,407.81

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2002.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ING Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31.   MANAGEMENT SERVICES

     Not  applicable

ITEM 32.   UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.33-75988) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of April, 2003.


                                          VARIABLE ANNUITY ACCOUNT C OF ING
                                          LIFE INSURANCE AND ANNUITY COMPANY
                                           (REGISTRANT)

                                     By:  ING LIFE INSURANCE AND ANNUITY COMPANY
                                            (DEPOSITOR)

                                     By:  Keith Gubbay*
                                          --------------------------------------
                                          Keith Gubbay
                                          President

As required by the Securities Act of 1933, this Post-Effective Amendment No.
28 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                        Title                                                       Date
Keith Gubbay* (1)                Director and President                                   )
--------------------------       (principal executive officer)                            )
Keith Gubbay                                                                              )
                                                                                          )
Randy Lowery* (1)                Director                                                 )  April
--------------------------                                                                )
P. Randall Lowery                                                                         )  10, 2003
                                                                                          )
Thomas J. McInerney* (1)         Director                                                 )
--------------------------                                                                )
Thomas J. McInerney                                                                       )
                                                                                          )
Mark A. Tullis* (1)              Director                                                 )
--------------------------                                                                )
Mark A. Tullis                                                                            )

   ----                          Director                                                 )
--------------------------                                                                )
David Wheat                                                                               )
                                                                                          )
Cheryl L. Price*                 Chief Financial Officer and Chief Accounting Officer     )
--------------------------       (principal accounting officer)                           )
Cheryl L. Price                                                                           )

By:  /s/ Michael A. Pignatella
    -----------------------------
      Michael A. Pignatella
      *Attorney-in-Fact

(1) Constitutes a majority of directors

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.    Exhibit
-----------    -------
99-B.4.2       Form of variable annuity Contracts IRA-CDA-03(NY)(NU) with
               schedules                                                        -----------

99-B.4.3       Form of variable annuity Contracts IRA-CDA-03(NY)(U) with
               schedules                                                        -----------

99-B.4.13      Form of Endorsement EIR-ROTH-03(NY) to Contracts
               IRA-CDA-03(NY)(NU)                                               -----------

99-B.8.48      Amendment dated August 30, 2002 between ING Life Insurance and
               Annuity Company, ING Variable Products Trust (formerly known as
               Pilgrim Variable Products Trust) and ING Funds Distributor to
               Fund Participation Agreement dated May 1, 2001                   -----------

99-B.8.49      Administrative and Shareholder Services Agreement dated April 1,
               2001 between ING Funds Services, LLC and ING Life Insurance and
               Annuity Company (Administrator for ING Variable Products Trust)  -----------

99-B.8.52      Amendment dated May 1, 2003 between ING Partners, INC.,
               ING Life Insurance and Annuity Company and ING Financial
               Advisors, LLC to the Participation Agreement dated as of
               November 28, 2001 and subsequently amended on March 5,
               2002                                                             -----------

99-B.8.56      Amendment dated May 1, 2003 by and between ING Partners,
               Inc. and ING Life Insurance and Annuity Company to the
               Shareholder Servicing Agreement (Service Class Shares)
               dated November 27, 2001, as amended on March 5, 2002             -----------

99-B.9         Opinion and Consent of Counsel                                   -----------

99-B.10        Consents of Independent Auditors                                 -----------

99-B.14.1      Powers of Attorney                                               -----------